As filed with the Securities and Exchange Commission on February 14, 1997.

1933 Act Registration No. 33-17619
1940 Act Registration No. 811-5349


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549

                                  ____________

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933 ( X )

                     Post-Effective Amendment No. 29 ( X )

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940 ( X )

                             Amendment No. 31 ( X )
                        (Check appropriate box or boxes)
                                   __________

                              GOLDMAN SACHS TRUST
               (Exact name of registrant as specified in charter)

                                4900 Sears Tower
                          Chicago, Illinois 60606-6303
                    (Address of principal executive offices)

                         Registrant's Telephone Number,
                        including Area Code 312-993-4400
                                  ____________

Michael J. Richman, Esq.                        Copies to:
Goldman, Sachs & Co.                            Pamela J. Wilson, Esq.
85 Broad Street - 12th Floor                    Hale and Dorr
New York, New York 10004                        60 State Street
                                                Boston, MA 02109
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)


( )  immediately upon filing pursuant to paragraph (b)
( )  on (date) pursuant to paragraph (b)
( )  60 days after filing pursuant to paragraph (a)(1)
( )  On (date)pursuant to paragraph (a)(1)
(X)  75 days after filing pursuant to paragraph (a)(2)
( )  On (date) pursuant to paragraph (a)(2) of rule 485.

                                  ____________


Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2. On December 20, 1996, Registrant filed a Rule 24f-2 notice for its fiscal year ended October 31, 1996.

                              GOLDMAN SACHS TRUST
                           Institutional Shares of
                     GOLDMAN SACHS FIXED INCOME PORTFOLIOS
                           GOLDMAN SACHS EQUITY FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                 CAPTION
--------                               -------
1.      Cover Page                     Cover Page

2.      Synopsis                       Fund Highlights

3.      Condensed Financial
        Information                    Not Applicable

4.      General Description            Cover Page; Fund Highlights;
        of Registrant                  Investment Objective and Poli-
                                       cies; Description of Securi-
                                       ties; Risk Factors; Investment
                                       Techniques; Investment Re-
                                       strictions; Portfolio Turn-
                                       over; Reports to Shareholders;
                                       Shares of the Trust; Addition-
                                       al Information

5.      Management of the Fund         Management

6.      Capital Stock and              Dividends; Shares of
        Other Securities               the Trust; Taxation; Addi-
                                       tional Information

7.      Purchase of Securities         Purchase of Institutional
        Being Offered                  Shares; Net Asset Value;
                                       Additional Information

8.      Redemption or Repurchase       Redemption of Institutional
                                       Shares; Additional Information

9.      Pending Legal                  Not Applicable
        Proceedings

PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents


12.     General Information            Not Applicable
        and History

13.     Investment Objectives          Investment Objective and Poli-
        and Policies                   cies; Investment Restrictions

14.     Management of the Registrant   Management

15.     Control Persons and            Shares of the Trust
        Principal Holders of
        Securities

16.     Investment Advisory            Management
        and Other Services

17.     Brokerage Allocation           Portfolio Transactions
        and Other Securities

18.     Capital Stock and              Shares of the Trust
        Other Securities

19.     Purchase, Redemption           Management; Net Asset Value
        and Pricing of
        Securities Being
        Offered

20.     Tax Status                     Taxation

21.     Underwriters                   Management-Distributor

22.     Calculation of                 Performance Information
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                            Administration Shares of
                     GOLDMAN SACHS FIXED INCOME PORTFOLIOS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                 CAPTION
------                                 -------
1.      Cover Page                     Cover Page

2.      Synopsis                       Fund Highlights

3.      Condensed Financial
        Information                    Financial Highlights

4.      General Description            Cover Page; Fund Highlights;
        of Registrant                  Investment Objective and Polic-
                                       ies; Description of Securities;
                                       Risk Factors; Investment Tech-
                                       niques; Investment Restrictions;
                                       Portfolio Turnover; Reports to
                                       Shareholders; Shares of the
                                       Trust; Additional Information

5.      Management of the Fund         Management

6.      Capital Stock and              Dividends; Shares of the
        Other Securities               Trust; Taxation; Additional
                                       Information

7.      Purchase of Securities         Purchase of Administration
        Being Offered                  Shares; Net Asset Value;
                                       Additional Information

8.      Redemption or                  Redemption of Administration
        Repurchase                     Shares; Additional Information

9.      Pending Legal                  Not Applicable
        Proceedings

PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Not Applicable
        and History

13.     Investment Objectives          Investment Objective and Poli-
        Policies                       cies; Investment Restrictions

14.     Management of the              Management
        Registrant

15.     Control Persons and            Shares of the Trust
        Principal Holders of
        Securities

16.     Investment Advisory            Management
        and Other Services

17.     Brokerage Allocation           Portfolio Transactions
        and Other Securities

18.     Capital Stock and              Shares of the Trust
        Other Securities

19.     Purchase, Redemption           Management; Net Asset Value
        and Pricing of
        Securities Being
        Offered

20.     Tax Status                     Taxation

21.     Underwriters                   Management-Distributor

22.     Calculation of                 Performance Information
        Performance Data

23.     Financial Statements           Financial Statements

                             GOLDMAN SACHS TRUST
                              Service Shares of
                     GOLDMAN SACHS FIXED INCOME PORTFOLIOS
                          GOLDMAN SACHS EQUITY FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                 CAPTION
------                                 -------

1.      Cover Page                     Cover Page

2.      Synopsis                       Fund Highlights

3.      Condensed Financial
        Information                    Not Applicable

4.      General Description            Cover Page; Fund Highlights;
        of Registrant                  Investment Objective and Poli-
                                       cies; Description of Securities;
                                       Risk Factors; Investment
                                       Techniques; Investment
                                       Restrictions; Portfolio Turn-
                                       over; Reports to Shareholders;
                                       Shares of the Trust; Addi-
                                       tional Information

5.      Management of the              Management
        Fund

6.      Capital Stock and              Dividends; Shares of the
        Other Securities               Trust; Taxation; Additional
                                       Information

7.      Purchase of Securities         Purchase of Service
        Being Offered                  Shares; Net Asset Value;
                                       Additional Information

8.      Redemption or                  Redemption of Service
        Repurchase                     Shares; Additional Information

9.      Pending Legal                  Not Applicable
        Proceedings


PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Not Applicable
        and History

13.     Investment Objectives          Investment Objective and Poli-
        and Policies                   cies; Investment Restrictions

14.     Management of the              Management
        Registrant

15.     Control Persons and            Shares of the Trust
        Principal Holders of
        Securities

16.     Investment Advisory            Management
        and Other Services

17.     Brokerage Allocation           Portfolio Transactions
        and Other Securities

18.     Capital Stock and              Shares of the Trust
        Other Securities

19.     Purchase, Redemption           Management; Net Asset Value
        and Pricing of
        Securities Being
        Offered

20.     Tax Status                     Taxation

21.     Underwriters                   Management-Distributor

22.     Calculation of                 Performance Information
        Performance Data

23.     Financial Statements           Financial Statements

                             GOLDMAN SACHS TRUST
                          Class A and Class B Shares
                     GOLDMAN SACHS FIXED INCOME PORTFOLIOS
                          GOLDMAN SACHS EQUITY FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                 CAPTION
------                                 -------

1.      Cover Page                     Cover Page

2.      Synopsis                       Fund Highlights

3.      Condensed Financial
        Information                    Not Applicable

4.      General Description            Cover Page; Fund Highlights;
        of Registrant                  Investment Objective and Poli-
                                       cies; Description of Securi-
                                       ties; Risk Factors; Investment
                                       Techniques; Investment Re-
                                       strictions; Portfolio Turn-
                                       over; Reports to Shareholders;
                                       Shares of the Trust; Addition-
                                       al Information

5.      Management of the              Management
        Fund

6.      Capital Stock and              Dividends; Shares of the
        Other Securities               Trust; Taxation; Additional
                                       Information

7.      Purchase of Securities         Purchase of Service Shares;
        Being Offered                  Net Asset Value; Additional
                                       Information

8.      Redemption or                  Redemption of Service Shares;
        Repurchase                     Additional Information

9.      Pending Legal                  Not Applicable
        Proceedings

PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Not Applicable
        and History

13.     Investment Objectives          Investment Objective and Poli-
        and Policies                   cies; Investment Restrictions

14.     Management of the              Management
        Registrant

15.     Control Persons and            Shares of the Trust
        Principal Holders of
        Securities

16.     Investment Advisory            Management
        and Other Services

17.     Brokerage Allocation           Portfolio Transactions
        and Other Securities

18.     Capital Stock and              Shares of the Trust
        Other Securities

19.     Purchase, Redemption           Management; Net Asset Value
        and Pricing of
        Securities Being
        Offered

20.     Tax Status                     Taxation

21.     Underwriters                   Management-Distributor

22.     Calculation of                 Performance Information
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                                   FST SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)



PART A                                 CAPTION
------                                 -------

1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Fund;
                                       Shareholder and Fund Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description            An Introduction to the Fund;
        of Registrant                  Investment Objective and Policies;
                                       Description of Securities and In
                                       vestment Techniques; Investment
                                       Limitations; Organization and Share
                                       of the Trust

5.      Management of the Fund         Management; Organization and
                                       Shares of the Trust

6.      Capital Stock and              Purchase of Shares; Reports to
        Other Securities               Shareholders; Distributions;
                                       Organization and Shares of the
                                       Trust

7.      Purchase of Securities         Purchase of Units; Exchanges;
        Being Offered                  Net Asset Value

8.      Redemption or Repurchase       Redemption of Shares

9.      Pending Legal Proceedings      Not Applicable


PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and practices
                                       of the Funds;Investment Restriction

14.     Management of the Fund         Management

15.     Control Persons and            Management; Organization and
        Principal Holders              Capitalization
        of Securities

16.     Investment Advisory            The Adviser, Distributor and other
                                       Services Transfer Agent; Portfolio
                                       Transactions; Custodian and
                                       Subcustodian; Independent Accountants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Shareholder
        Pricing of Securities          Investment Account; Redemptions
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administrator,
                                       Distributor and Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                           FST ADMINISTRATION SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                 CAPTION
------                                 -------
1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Fund;
                                       Shareholder and Fund Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description            An Introduction to the
        of Registrant                  Fund; Investment Objective and
                                       Policies; Description of Securi-
                                       ties and Investment Techniques;
                                       Investment Limitations; Organiza-
                                       tion and Shares of the Trust

5.      Management of the Fund         Fund Management; Organization and
                                       Shares of the Trust

6.      Capital Stock and              Purchase of Shares; Reports to
        Other Securities               Shareholders; Distributions; Or-
                                       ganization and Shares of the
                                       Trust

7.      Purchase of Securities         Purchase of Shares; Exchanges;
                                       Net Asset Value

8.      Redemption or Repurchase       Redemption of Shares

9.      Pending Legal Proceedings      Not Applicable


PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practices
        and Policies                   of the Funds;
                                       Investment Restrictions

14.     Management of the Fund         Management

15.     Control Persons and            Management; Organization and
        Principal Holders              Capitalization of Securities

16.     Investment Advisory            The Adviser, Distributor and Ad-
                                       ministrator and Transfer Agent;
                                       Portfolio Transactions; Custodian
                                       and Subcustodian; Independent
                                       Accountants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Shareholder
        Pricing of Securities          Investment Account; Redemptions
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administrator,
                                       Distributor and Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                               FST SERVICE SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                 CAPTION
------                                 -------

1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Fund;
                                       Shareholder and Fund Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description            An Introduction to the Fund;
        of Registrant                  Investment Policies; Description
                                       of Securities and Investment
                                       Techniques; Investment Limita-
                                       tions; Organization and Shares of
                                       the Trust

5.      Management of the Fund         Fund Management; Organization and
                                       Shares of the Trust

6.      Capital Stock and              Purchase of Shares; Reports to
        Other Securities               Shareholders; Distributions; Or-
                                       ganization and Shares of the
                                       Trust

7.      Purchase of Securities         Purchase of Shares; Exchanges;
        Being Offered                  Net Asset Value

8.      Redemption or Repurchase       Redemption of Shares

9.      Pending Legal Proceedings      Not Applicable


PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practices
        and Plicies                    of the Funds; Invest
                                       ment Restrictions

14.     Management of the Fund         Management

15.     Control Persons and            Management; Organization and
        Principal Holders              Capitalization
                                       of Securities

16.     Investment Advisory and        The Adviser, Distributor and Ad-
                                       ministrator and Transfer Agent;
                                       Portfolio Transactions; Custodian
                                       and Subcustodian; Independent
                                       Accountants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Shareholder
        Pricing of Securities          Investment Account; Redemptions
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administrator, Dis-
                                       tributor and Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                              FST PREFERRED SHARES
                           OF FINANCIAL SQUARE FUNDS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                 CAPTION
--------                               -------
1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Fund;
                                       Shareholder and Fund Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description            An Introduction to the Fund; In-
        of Registrant                  vestment Policies; Description
                                       Securities and Investment Tech-
                                       niques; Investment Limitations;
                                       Organization and Shares of the
                                       Trust

5.      Management of the Fund         Management; Organization
                                       and Shares of the Trust

6.      Capital Stock and
        Other Securities               Purchase of Shares; Reports to
                                       Shareholders; Distributions; Tax-
                                       es; Administration; Organization
                                       and Shares of the Trust

7.      Purchase of Securities
        Being Offered                  Purchase of Shares; Exchanges;
                                       Net Asset Value

8.      Redemption or Repurchase       Redemption of Shares

9.      Pending Legal Proceedings      Not Applicable

PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practic-
        and Policies                   es of the Fund; Investment Limi-
                                       tations

14.     Management of the Fund         Trustees and Officers; the Advis-
                                       er, Administrator, Distributor
                                       and Transfer Agent

15.     Control Persons and            Trustees and Officers; the Advis-
        Principal Holders of           er, Administrator, Distributor
        Securities                     and Transfer Agent Organization
                                       and Capitalization

16.     Investment Advisory            The Adviser, Administrator, Dis-
        Other Services                 tributor and Transfer Agent;
                                       Portfolio Transactions; Custodian
                                       and Subcustodian; Independent
                                       Accountants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Redemptions
        Pricing of Securities
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administra-
                                       tor,Distributor and Transfer
                                       Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                                   ILA UNITS
            OF GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)
PART A                                 CAPTION
------                                 -------
1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Portfolio;
                                       Unitholder and Portfolio Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description            An Introduction to the Portfolio;
        of Registrant                  Investment Policies; Description
                                       of Securities and Investment
                                       Techniques; Investment Limita-
                                       tions; Organization and Units of
                                       the Portfolio

5.      Management of the Fund         Fund Management; Organization
                                       and Units of the Portfolio

6.      Capital Stock and              Purchase of Units; Reports to
        Other Securities               Unitholders; Distributions;
                                       Taxes; Organization and Units
                                       of the Portfolio

7.      Purchase of Securities         Purchase of Units; Exchanges;
        Being Offered                  Net Asset Value

8.      Redemption or Repurchase       Redemption of Units

9.      Pending Legal Proceedings      Not Applicable


PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practices
        and Policies                   of the Funds; Investment Restric-
                                       tions

14.     Management of the Fund         Management

15.     Control Persons and            Management; Organization and
        Principal Holders              Capitalization of Securities

16.     Investment Advisory            The Adviser, Distributor and
        and Other Services             Transfer Agent; Portfolio
                                       Transactions; Custodian and
                                       Subcustodian; Independent
                                       Accountants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Shareholder
        Pricing of Securities          Investment Account; Redemptions
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administrator,
                                       Distributor and Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                            ILA ADMINISTRATION UNITS
            OF GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)

PART A                                 CAPTION
------                                 -------
1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Portfolio;
                                       Unitholder and Portfolio Expenses

3.      Condensed Financial            Financial Highlights
        Information

4.      General Description            An Introduction to the Portfolio;
        of Registrant                  Investment Policies; Description
                                       of Securities and Investment
                                       Techniques; Investment Limita-
                                       tions; Organization and Units of
                                       the Portfolio

5.      Management of the Fund         Management; Organization and
                                       Units of the Portfolio

6.      Capital Stock and              Purchase of Units; Reports to
        Other Securities               Unitholders; Distributions;
                                       Taxes; Organization and Units of
                                       the Portfolios

7.      Purchase of Securities         Purchase of Units; Exchanges;
                                       Net Asset Value

8.      Redemption or Repurchase       Redemption of Units

9.      Pending Legal Proceedings      Not Applicable


PART B                                 CAPTION
------                                 -------
10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practices
        and Policies                   of the Funds; Investment Restrictions

14.     Management of the Fund         Management

15.     Control Persons and            Management; Organization and
        Principal Holders              Capitalization
        of Securities

16.     Investment Advisory            The Adviser, Distributor and
        Other Services                 Administrator and Transfer
                                       Agent; Portfolio Transactions;
                                       Custodian and Subcustodian;

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Shareholder
        Pricing of Securities          Investment Account; Redemptions
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administrator,
                                       Distributor and Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                              ILA SERVICE UNITS
           OF GOLDMAN SACHS INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                                 CAPTION
------                                 -------
1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Portfolio;
                                       Unitholder and Portfolio Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description            An Introduction to the Portfolio;
        of Registrant                  Investment Policies; Description
                                       of Securities and Investment
                                       Techniques; Investment Restric-
                                       tions; Organization and Units of
                                       the Portfolio

5.      Management of the Fund         Management; Organization and
                                       Units of the Portfolio

6.      Capital Stock and              Purchase of Units; Reports to
        Other Securities               Unitholders; Distributions;
                                       Taxes; Organization and Units
                                       of the Portfolio

7.      Purchase of Securities         Purchase of Units; Exchanges;
        Being Offered                  Net Asset Value

8.      Redemption or Repurchase       Redemption of Units

9.      Pending Legal Proceedings      Not Applicable


PART B                                 CAPTION
------                                 -------

10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practices
        and Policies                   of the Funds; Investment Restric-
                                       tions

14.     Management of the Fund         Management

15.     Control Persons and            Management; Organization and
        Principal Holders              Capitalization
        of Securities

16.     Investment Advisory and        The Adviser, Distributor, and
        Other Services                 Administrator and Transfer Agent;
                                       Portfolio Transactions; Custodian
                                       and Subcustodian; Independent
                                       Accountants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization
        Other Securities

19.     Purchase, Redemption and       Net Asset Value; Shareholder
        Pricing of Securities          Investment Account; Redemptions
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Administrator,
                                       Distributor and Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements

                              GOLDMAN SACHS TRUST
                        GOLDMAN SACHS MONEY MARKET FUNDS
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
                   OF INSTITUTIONAL LIQUID ASSETS PORTFOLIOS

                                ---------------
                             CROSS REFERENCE SHEET
                           (as required by Rule 485)


PART A                          CAPTION
------                          -------

Institutional Liquid Assets Prime Obligations Portfolio and
Institutional Liquid Assets Tax-Exempt Diversified Portfolio

1.      Cover Page                     Cover Page

2.      Synopsis                       An Introduction to the Portfo-
                                       lios; Unitholder and Portfolio Expenses

3.      Condensed Financial            Not Applicable
        Information

4.      General Description
        of Registrant                  An Introduction to the Portfo-
                                       lios;  Investment Policies; De-
                                       scription of Securities and In-
                                       vestment Techniques; Investment
                                       Limitations;  Distribution and
                                       Authorized Dealer Service Plans;
                                       Organization and Units of the
                                       Portfolios

5.      Management of the Fund         Management; Organization and
                                       Units of the Portfolios

6.      Capital Stock and
        Other Securities               Purchase of Units; Reports to
                                       Unitholders; Distributions; Tax
                                       es; Organization and Units of
                                       the Portfolios

7.      Purchase of Securities         Purchase of Units;
                                       Exchanges; Net Asset Value

8.      Redemption or Repurchase       Redemption of Units

9.      Pending Legal Proceedings      Not Applicable

PART A                                 CAPTION
------                                 -------
10.     Cover Page                     Cover Page

11.     Table of Contents              Table of Contents

12.     General Information            Organization and Capitalization
        and History

13.     Investment Objectives          Investment Policies and Practic-
        and Policies                   es of the Fund;Investment Limita-
                                       tions

14.     Management of the Fund         Trustees and Officers; The Advis-
                                       er, Distributor and Transfer
                                       Agent

15.     Control Persons and            Trustees and Officers; The Dis-
        Principal Holders              tributor and Transfer Agent;
        of Securities                  Organization and Capitalization

16.     Investment Advisory            The Adviser, Distributor and
        and Other Services             Transfer Agent; Portfolio Trans-
                                       actions; Custodian and
                                       Subcustodian;Independent Accoun-
                                       tants

17.     Brokerage Allocation           Portfolio Transactions

18.     Capital Stock and              Organization and Capitalization;
        Other Securities               Service Plan

19.     Purchase, Redemption and       Net Asset Value; Redemptions
        Pricing of Securities
        Being Offered

20.     Tax Status                     Tax Information

21.     Underwriters                   The Adviser, Distributor and
                                       Transfer Agent

22.     Calculation of                 Calculation of Yield Quotations
        Performance Data

23.     Financial Statements           Financial Statements


Part C
------
Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.

               SUBJECT TO COMPLETION DATED FEBRUARY 14, 1997
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
PROSPECTUS

May 1, 1997



      TABLE OF CONTENTS

                                        PAGE
                                        ----
Fund Highlights........................
Fees and Expenses......................
Financial Highlights...................
Investment Objectives and Policies.....
Description of Securities..............
Investment Techniques..................
Risk Factors...........................
Investment Restrictions................
Portfolio Turnover.....................
Management.............................
Net Asset Value........................
Performance Information................
Shares of the Trust....................
Taxation...............................
Additional Information.................
Additional Services....................
Reports to Shareholders................
Dividends..............................
Purchase of Service Shares.............
Exchange Privilege.....................
Redemption of Service Shares...........


                                        GOLDMAN SACHS

                                         EQUITY FUNDS
                                          SERVICE SHARES

                                  GOLDMAN SACHS CORE LARGE CAP

                                  GROWTH FUND

                                    Seeks long-term growth of capital through investment in a broadly diversified portfo-lio of large cap U.S. equity securities that are expected to have better prospects for earnings growth than the general domes-tic economy. Dividend yield is a secondary consideration.


                                  GOLDMAN SACHS CORE U.S. EQUITY FUND

                                    Seeks long-term growth of capital and divi-dend income through investment in a broadly diversified portfolio of predominantly large cap and blue chip equity securities representing all major sectors of the U.S. economy.

                                  GOLDMAN SACHS GROWTH AND INCOME FUND
                                    Seeks long-term growth of capital and
                                    growth of income through investments in eq-uity securities that are considered to have favorable prospects for capital apprecia-tion and/or dividend paying ability.

                                  GOLDMAN SACHS GROWTH FUND

                                    Seeks long-term growth of capital through a focused portfolio of investments in equity securities of companies that are considered to have long-term capital appreciation po-tential.

                                  GOLDMAN SACHS MID CAP EQUITY FUND

                                    Seeks long-term capital appreciation pri-marily through investments in equity secu-rities of companies with public stock mar-ket capitalizations of between $500 million and $7 billion at the time of investment.

                                  GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                                    Seeks long-term capital appreciation
                                    through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

                                                   (continued on next page)

                                   ---------

SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN SERVICE SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(continued from previous page)

                                          GOLDMAN SACHS ASIA GROWTH FUND
                                            Seeks long-term capital apprecia-
                                            tion through investments in equity
                                            securities of companies related
                                            (in the manner described herein)
                                            to Asian countries.

                                          GOLDMAN SACHS EMERGING MARKETS

                                          EQUITY FUND

                                            Seeks long-term capital apprecia-
                                            tion through investments in equity
                                            securities of emerging country is-
                                            suers.

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN AND AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE INTERNATIONAL EQUITY, ASIA GROWTH AND EMERGING MARKETS EQUITY FUNDS INVEST ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS IS NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. THE FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THEIR INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE Large Cap Growth, Growth and Income, Growth and Mid Cap Equity Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity Fund (formerly the "Select Equity Fund"). Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from institutions ("Service Organizations") that hold, directly or through an agent, Service Shares for the benefit of their customers, or Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

   FUND NAMES      INVESTMENT OBJECTIVES     INVESTMENT CRITERIA         BENCHMARK
----------------  ------------------------ ----------------------- ---------------------
 CORE LARGE CAP   Long-term growth of      At least 90% of total   Russell 1000 Growth
 GROWTH FUND      capital through          assets in equity        Index
                  investment in a broadly  securities of U.S.
                  diversified portfolio of issuers. The Fund's
                  large cap U.S. equity    investments are
                  securities that are      selected using both a
                  expected to have better  variety of quantitative
                  prospects for earnings   techniques and
                  growth than the general  fundamental research in
                  domestic economy.        seeking to maximize the
                  Dividend yield is a      Fund's reward to risk
                  secondary consideration. ratio. The Fund's
                                           portfolio is designed
                                           to have risk, style,
                                           capitalization and
                                           industry
                                           characteristics similar
                                           to the Russell 1000
                                           Growth Index.
----------------------------------------------------------------------------------------
 CORE U.S.        Long-term growth of      At least 90% of total   The S&P 500 Index
 EQUITY FUND      capital and dividend     assets in equity
                  income through           securities of U.S.
                  investment in a broadly  issuers. The Fund's
                  diversified portfolio of investments are
                  predominantly large cap  selected using both a
                  and blue chip equity     variety of quantitative
                  securities representing  techniques and
                  all major sectors of the fundamental research
                  U.S. economy.            which seek to maximize
                                           the Fund's reward to
                                           risk ratio. The Fund's
                                           portfolio is designed
                                           to have risk, style,
                                           capitalization and
                                           industry
                                           characteristics similar
                                           to the S&P 500 Index.


                                                                     (continued)

--------------------------------------------------------------------------------

   FUND NAME       INVESTMENT OBJECTIVES    INVESTMENT CRITERIA          BENCHMARK
----------------  ----------------------  ----------------------  ----------------------
 GROWTH AND       Long-term growth of     At least 65% of total   The S&P 500 Index
 INCOME FUND      capital and growth of   assets in equity
                  income.                 securities that the
                                          Investment Adviser
                                          considers to have
                                          favorable prospects
                                          for
                                          capital appreciation
                                          and/or dividend paying
                                          ability.
----------------------------------------------------------------------------------------
 GROWTH FUND      Long-term capital       At least 90% of total   The S&P 500 Index
                  growth.                 assets in a focused
                                          portfolio of equity
                                          securities (including
                                          convertible
                                          securities). The
                                          Investment Adviser
                                          considers long-term
                                          capital appreciation
                                          potential in selecting
                                          investments.
----------------------------------------------------------------------------------------
 MID CAP EQUITY   Long-term capital       At least 65% of total   The Russell Midcap
 FUND             appreciation.           assets in               Index
                                          equity securities of
                                          companies ("Mid-Cap
                                          Companies")
                                          with public stock
                                          market capitalizations
                                          of under $5 billion
                                          at the time of
                                          investment.
----------------------------------------------------------------------------------------
 INTERNATIONAL    Long-term capital       Substantially all, and  The FT-Actuaries
 EQUITY FUND      appreciation.           at least 65%, of total  Europe and Pacific
                                          assets in equity        Index (unhedged)
                                          securities
                                          of companies organized
                                          outside the United
                                          States or whose
                                          securities are
                                          principally traded
                                          outside the United
                                          States. The Fund may
                                          invest in securities
                                          of issuers located in
                                          countries with
                                          emerging economies or
                                          securities markets and
                                          employ certain
                                          currency management
                                          techniques.
----------------------------------------------------------------------------------------
 ASIA GROWTH      Long-term capital       Substantially all, and  The (MSCI) Morgan
 FUND             appreciation.           at least 65%, of total  Stanley Capital
                                          assets in equity        International AC Asia
                                          securities              Free ex Japan Index
                                          of companies in China,  (unhedged)
                                          Hong Kong, India,
                                          Indonesia, Malaysia,
                                          Pakistan, the
                                          Philippines,
                                          Singapore, South
                                          Korea, Sri Lanka,
                                          Taiwan and Thailand.
                                          The Fund may employ
                                          certain currency
                                          management techniques.
----------------------------------------------------------------------------------------
 EMERGING         Long-term capital       Substantially all, and  The Morgan Stanley
 MARKETS EQUITY   appreciation.           at least 65%, of its    Capital International
 FUND                                     total assets in equity  Emerging Markets Free
                                          securities of emerging  Index
                                          country issuers. The
                                          Fund may employ
                                          certain currency
                                          management
                                          techniques.

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risk of Investments in Small to Medium Capitalization Companies. To the extent that a Fund invests in the securities and related financial instruments of small to medium sized market capitalization companies, a Fund may be exposed to a higher degree of risk and price volatility because such securities may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries involves greater risks than investments in the developed countries of Western Europe, the U.S., Canada, Australia, New Zealand and Japan. In addition, because the International Equity, Asia Growth and Emerging Markets Equity Funds invest primarily outside the U.S., these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE Large Cap Growth, Growth and Income, Growth and Mid Cap Equity Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to the International Equity, Asia Growth and Emerging
Markets Equity Funds. As of April   , 1997, the Investment Advisers,
together with their affiliates, acted as investment adviser, administrator
or distributor for assets in excess of $   billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance.

 HOW DO I PURCHASE SERVICE SHARES?

  It is expected that all purchasers of Service Shares of a Fund will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through their Service Organizations. Service Shares of a Fund are purchased by Service Organizations through Goldman Sachs at the current net asset value without any sales load. See "Purchase of Service Shares."

  ADDITIONAL SERVICES. The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and shareholder liaison services to their customers who are the beneficial owners of such Shares. The Trust, on behalf of the Funds, will enter into agreements with each Service Organization which will provide for compensation to the Service Organization in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Funds attributable to or held in the name of the Service Organization for its customers. See "Additional Services."

 HOW DO I SELL MY SERVICE SHARES?

  You may redeem Service Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Service Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
CORE Large Cap Growth.................           Annually            Annually
CORE U.S. Equity......................           Annually            Annually
Growth and Income.....................          Quarterly            Annually
Growth................................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
International Equity..................           Annually            Annually
Asia Growth...........................           Annually            Annually
Emerging Markets Equity...............           Annually            Annually

  Recordholders of Service Shares may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of a Goldman Sachs Money Market Fund. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                               (SERVICE SHARES)*

                           CORE     CORE  GROWTH                              EMERGING
                         LARGE CAP  U.S.   AND          MID CAP INT'L   ASIA  MARKETS
                          GROWTH   EQUITY INCOME GROWTH EQUITY  EQUITY GROWTH  EQUITY
                           FUND     FUND   FUND   FUND   FUND    FUND   FUND    FUND
                         --------- ------ ------ ------ ------- ------ ------ --------
SHAREHOLDER TRANSACTION
EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases.    None     None   None   None   None    None   None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends............    None     None   None   None   None    None   None    None
 Redemption Fees.......    None     None   None   None   None    None   None    None
 Exchange Fees.........    None     None   None   None   None    None   None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable limita-
  tions)**.............    0.60%    0.59%  0.70%  0.75%  0.75%   0.86%  0.86%   1.10%
 Service Fees***.......    0.50%    0.50%  0.50%  0.50%  0.50%   0.50%  0.50%   0.50%
 Other Expenses (after
  expense limita-
  tion)**..............    0.05%    0.06%  0.15%  0.10%  0.10%   0.24%  0.24%   0.20%
                           ----     ----   ----   ----   ----    ----   ----    ----
  TOTAL FUND OPERATING
   EXPENSES (AFTER
   EXPENSE
   LIMITATIONS)**......    1.15%    1.15%  1.35%  1.35%  1.35%   1.60%  1.60%   1.80%
                           ====     ====   ====   ====   ====    ====   ====    ====

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
CORE Large Cap Growth Fund....................  $ 12   $ 37     N/A      N/A
CORE U.S. Equity Fund.........................  $      $        $       $
Growth and Income Fund........................  $      $        $       $
Growth Fund...................................  $ 14   $ 43     N/A      N/A
Mid Cap Equity Fund...........................  $      $
International Equity Fund.....................  $      $        $       $
Asia Growth Fund..............................  $      $        $       $
Emerging Markets Equity Fund..................  $ 18   $ 57     N/A     N/A

---------------------
  * The information set forth in the foregoing table and hypothetical example relates only to Service Shares of the Funds. Each Fund also offers Institutional Shares and, except for Mid-Cap Equity Fund, Class A and Class B Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Institutional, Class A and Class B Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back of this Prospectus.

 ** Based on estimated amounts for the current fiscal year.

*** Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of Service Shares in connection with their customer accounts. Due to the service fees, a long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies. See "Additional Services."

  The table below states the management fees which the Investment Advisers have voluntarily agreed to limit and what the management fees would be without such limitations (as a percentage of average daily net assets):

                                                         MANAGEMENT  MANAGEMENT
                                                          FEE WITH   FEE WITHOUT
                                                         LIMITATIONS LIMITATIONS
                                                         ----------- -----------
   CORE Large Cap Growth................................
   CORE U.S. Equity.....................................
   Growth and Income....................................
   Growth...............................................
   Mid Cap Equity.......................................
   International Equity.................................
   Asia Growth..........................................
   Emerging Markets Equity..............................

  The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding transfer agency fees estimated to be 0.04% of average daily net assets (applicable to the Growth and Income and Mid-Cap Equity Funds only), management fees and fees under service, distribution and authorized dealer service plans, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) of the following average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
   CORE Large-Cap Growth...............................................      %
   CORE U.S. Equity....................................................      %
   Growth and Income...................................................      %
   Growth..............................................................      %
   Mid-Cap Growth......................................................      %
   International Equity................................................      %
   Asia Growth.........................................................      %
   Emerging Market Equity..............................................      %

  The Investment Advisers have no current intention of modifying or discontinuing such limitations but may do so in the future at their discretion. With regard to the CORE U.S. Equity, International Equity, Asia Growth and Emerging Markets Equity Funds, Goldman Sachs does not impose transfer agency fees pursuant to its contract with the Funds. If the Investment Advisers and Goldman Sachs did not agree to limit certain "Other Expenses" of each Fund and to limit the fees of the CORE U.S. Equity, International Equity, Asia Growth and Emerging Markets Equity Funds as described above, the "Other Expenses" and "Total Operating Expenses" of the Service Shares of the Funds would be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
   CORE Large-Cap Growth.....................................      %         %
   CORE U.S. Equity..........................................      %         %
   Growth and Income.........................................      %         %
   Growth....................................................      %         %
   Mid-Cap Equity............................................      %         %
   International Equity......................................      %         %
   Asia Growth Fund..........................................      %         %
   Emerging Market Equity....................................      %         %

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based upon estimated fees and expenses for the current year and should not be considered as representative of future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers" and "Additional Services."

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by
            , independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds. Accordingly, there are no financial highlights for these Funds.

-------------------------------------------------------------------------------


                        INCOME (LOSS) FROM                     DISTRIBUTIONS TO
                       INVESTMENT OPERATIONS                     SHAREHOLDERS
               ------------------------------------- -------------------------------------
                           NET REALIZED                           FROM NET
                          AND UNREALIZED    TOTAL                 REALIZED
     NET ASSET            GAIN (LOSS) ON   INCOME                 GAIN ON       TOTAL
      VALUE,      NET      INVESTMENTS,  (LOSS) FROM  FROM NET   INVESTMENT  DISTRIBUTIONS
     BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT  INVESTMENT AND FUTURES      TO
     OF PERIOD   INCOME      FUTURES     OPERATIONS    INCOME   TRANSACTIONS  SHAREHOLDERS
     --------- ---------- -------------- ----------  ----------- ------------ -------------




                                                                               RATIOS ASSUMING
                                                                             VOLUNTARY WAIVERTOTAL
                                                                             DISTRIBOF FEES ORUTIONS
                                                                               EXPENSE LIMITATIONS
                                                                        ------------------------------

        NET                                     RATIO OF               NET                 RATIO OF
      INCREASE                       RATIO OF     NET                 ASSETS                 NET
     (DECREASE) NET ASSET              NET     INVESTMENT             AT END    RATIO OF  INVESTMENT
       IN NET    VALUE,              EXPENSES    INCOME   PORTFOLIO     OF      EXPENSES    INCOME
       ASSET     END OF     TOTAL   TO AVERAGE TO AVERAGE TURNOVER    PERIOD   TO AVERAGE TO AVERAGE
       VALUE     PERIOD   RETURN(A) NET ASSETS NET ASSETS   RATE    (IN 000'S) NET ASSETS NET ASSETS
     ---------- --------- --------- ---------- ---------- --------- ---------- ---------- ----------
                                                        SELECT EQUITY FUND
--------------------------------------------------------------------------------------------------------




                        INCOME (LOSS) FROM                           DISTRIBUTIONS TO
                      INVESTMENT OPERATIONS                            SHAREHOLDERS
               ------------------------------------ ----------------------------------------------------
                                                                 FROM NET
                           NET REALIZED    TOTAL                 REALIZED
     NET ASSET            AND UNREALIZED   INCOME                GAIN ON    IN EXCESS                                  NET
      VALUE,      NET        GAIN ON        FROM     FROM NET   INVESTMENT    OF NET         TOTAL       ADDITIONAL  INCREASE
     BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT  AND OPTION  INVESTMENT  DISTRIBUTIONS TO   PAID-IN    IN NET
     OF PERIOD   INCOME    AND OPTIONS   OPERATIONS   INCOME   TRANSACTIONS   INCOME      SHAREHOLDERS     CAPITAL  ASSET VALUE
     --------- ---------- -------------- ---------- ---------- ------------ ---------- ----------------- ---------- -----------
                                                      GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------




                                                        MID-CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   RATIO OF
                                                                                      NET
                          RATIO OF   RATIO OF NET              NET                INVESTMENT
     NET ASSET               NET      INVESTMENT            ASSETS AT  RATIO OF     INCOME
      VALUE,             EXPENSES TO  INCOME TO   PORTFOLIO  END OF    EXPENSES     (LOSS)
      END OF     TOTAL   AVERAGE NET AVERAGE NET  TURNOVER   PERIOD   TO AVERAGE  TO AVERAGE
      PERIOD   RETURN(A)   ASSETS       ASSETS      RATE    (IN 000S) NET ASSETS  NET ASSETS
     --------- --------- ----------- ------------ --------- --------- ----------- -----------
                                      GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------




                                       MID-CAP EQUITY FUND
---------------------------------------------------------------------------------------------------




                  INCOME (LOSS) FROM INVESTMENT OPERATIONS              DISTRIBUTIONS TO SHAREHOLDERS
               ----------------------------------------------- ------------------------------------------------
                          NET REALIZED NET REALIZED
                              AND          AND                                         FROM NET
                           UNREALIZED   UNREALIZED    TOTAL                            REALIZED                    NET
                          GAIN (LOSS)  GAIN (LOSS)    INCOME                           GAIN ON                   INCREASE   NET
     NET ASSET    NET          ON       ON FOREIGN    (LOSS)              IN EXCESS  INVESTMENT,      TOTAL     (DECREASE) ASSET
      VALUE,   INVESTMENT INVESTMENTS,   CURRENCY      FROM     FROM NET    OF NET    OPTION AND  DISTRIBUTIONS   IN NET   VALUE,
     BEGINNING   INCOME   OPTIONS AND    RELATED    INVESTMENT INVESTMENT INVESTMENT   FUTURES         TO         ASSET    END OF
     OF PERIOD   (LOSS)     FUTURES    TRANSACTIONS OPERATIONS   INCOME     INCOME   TRANSACTIONS SHAREHOLDERS    VALUE    PERIOD
     --------- ---------- ------------ ------------ ---------- ---------- ---------- ------------ ------------- ---------- ------
                                                     INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------



                                                         ASIA GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------

                                               RATIOS ASSUMING NO
                                               VOLUNTARY WAIVER OF
                                                 FEES OR EXPENSE
                                                   LIMITATIONS
                                               -------------------

          RATIO OF  RATIO OF             NET             RATIO OF
            NET       NET               ASSETS RATIO OF    NET
          EXPENSES INVESTMENT           AT END EXPENSES INVESTMENT
             TO      INCOME               OF      TO      INCOME
          AVERAGE  (LOSS) TO  PORTFOLIO PERIOD AVERAGE  (LOSS) TO
  TOTAL     NET     AVERAGE   TURNOVER   (IN     NET     AVERAGE
RETURN(A)  ASSETS  NET ASSETS   RATE    000S)   ASSETS  NET ASSETS
--------- -------- ---------- --------- ------ -------- ----------
                   INTERNATIONAL EQUITY FUND
------------------------------------------------------------------



                       ASIA GROWTH FUND
------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures and similar enterprises, warrants and stock purchase rights of companies ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use a macro analysis of numerous economic and valuation variables to determine and anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believe that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Goldman Sachs Growth and Income and Mid Cap Equity Funds are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the market position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Goldman Sachs Growth, International Equity, Asia Growth and Emerging Markets Equity Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Advisers will select securities of growth companies trading in the Investment Advisers' opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Advisers will ordinarily look for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE Large Cap Growth and CORE U.S. Equity Funds are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which encapsulates the Fund's investment process. Equity securities are evaluated using both a proprietary quantitative multifactor model and the investment opinions of Goldman Sachs' research analysts. The Investment Adviser then uses computerized optimization techniques to construct diversified portfolios consisting of stock that are highly rated both by the Investment Adviser's proprietary multifactor model and by Goldman Sachs' research analysts. The optimizer seeks to balance expected returns against portfolio risk in an effort to find the portfolio with the optimal risk to reward trade-off relative to the Fund's investment objectives.

 CORE LARGE CAP GROWTH

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital through investment in a broadly diversified portfolio of large cap U.S. equity securities that are expected to have better prospects for earnings growth than the general domestic economy. Dividend yield is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund may invest only in those fixed income securities that are considered cash equivalents.

  Investment Process. The Investment Adviser begins with a universe consisting primarily of blue chip and other large capitalization equity securities. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating, and, if the security is followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In selecting securities for the Fund, the Investment Adviser utilizes optimization models to evaluate the ratings assigned by the Multifactor Model and the Research Department to build a diversified portfolio. This portfolio is primarily comprised of securities rated highest by the Investment Adviser's Multifactor Model and research analysts and has risk characteristics and industry weightings similar to those of the Russell 1000 Growth Index. Companies in which the Fund will invest are intended to have above-average capitalization, volatility and earnings growth expectations and below-average dividend yields. Under normal conditions, the securities of any one issuer may not exceed 5% of the Fund's total assets.

  Multifactor Model. The Multifactor Model is a sophisticated computerized rating system for valuing equity securities according to fundamental investment characteristics. The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts, and cover measures of value, growth, momentum and risk (e.g., price/earnings ratio, book/price ratio, growth forecasts, earnings estimate revisions, price momentum, price, volatility and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of equity securities. The weightings assigned to the factors are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analysts final judgement as to the investment results of a specific security and incorporates the economic outlook, valuation, risk and a variety of other factors. By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., the analyst's ratings) method of selecting securities, the Fund seeks to capitalize on the strengths of each discipline.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to those of the S&P 500 Index. The Fund will seek to have broad representation in most major sectors of the U.S. economy and be comprised of companies with above average capitalizations, average growth prospects, and average dividend yields. The Fund may invest only in those fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Process," "Investment Process," "Multifactor Model" and "Research Department" under "CORE LARGE CAP GROWTH FUND."

 GROWTH AND INCOME FUND


  Objectives. The Growth and Income Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities (including convertible securities). The Fund seeks to achieve its investment objective by investing primarily in a focused portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential. Although the Fund is a diversified fund, the Investment Adviser expects to concentrate the Fund's investments in a focused number of issuers.

  Other. Up to 10% of the Fund's total assets may be invested in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 MID CAP EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $7 billion at the time of investment. However, Mid Cap Equity Fund currently intends to emphasize investments in Mid Cap Companies with public stock market capitalizations of below $5 billion at the time of investment. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in mortgage-backed, asset-backed and fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of companies located in the developed countries in Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in the following countries: Argentina, Australia, Bangladesh, Brazil, Canada, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, New Zealand, Nigeria, Pakistan, the Philippines, Poland, The Republic of Slovakia, Singapore, South Korea, Sri Lanka, South Africa, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Countries," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in the Asian region (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.

 EMERGING MARKETS EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be developed. The Investment Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. At the Investment Adviser's discretion, the Fund may invest in other Emerging Countries.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Countries," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance total return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. The Investment Adviser used the value based approach discussed above in selecting particular industries and issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers, (ii) equity and fixed income securities of issuers in developed countries and (iii) temporary investments.

                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the CORE Large Cap Growth and CORE U.S. Equity Funds invest, are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than CORE Large Cap Growth and CORE U.S. Equity Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the International Equity, Asia Growth and Emerging Markets Equity Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the International Equity, Asia Growth and Emerging Markets Equity Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The International Equity, Asia Growth and Emerging Markets Equity Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the International Equity, Asia Growth and Emerging Markets Equity Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets, as permitted by applicable law, in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the International Equity, Asia Growth and Emerging Markets Equity Funds, offer less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  In addition to investing in securities denominated or quoted in a foreign currency, the International Equity, Asia Growth and Emerging Markets Equity Funds may engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of Asia Growth or Emerging Markets Equity Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The International Equity, Asia Growth and Emerging Markets Equity Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

STRUCTURED SECURITIES

  Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Each Fund (other than CORE Large Cap Growth and CORE U.S. Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities, except as noted below, rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds may invest up to 10%, 10%, 35%, 35% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid-Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated in the BBB or Baa category are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependant upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE Large Cap Growth and CORE U.S. Select Equity Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the International Equity, Asia Growth and Emerging Markets Equity Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the International Equity, Asia Growth and Emerging Markets Equity Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE Large Cap Growth and CORE U.S. Equity Funds may enter into such transactions only with respect to the S&P/BARRA Growth Index or S&P 500 Index, respectively. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets, as permitted by applicable law, with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to the settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swaps, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for the specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), and, therefore, is liquid. The Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The International Equity, Asia Growth and Emerging Market Equity Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. See "Investment Restrictions" in the Additional Statement. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes; a gain or loss in a Fund's long position will be offset by a gain or loss in its short position.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Large Cap Growth and CORE U.S. Equity and Emerging Markets Equity Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights,
(ii) currency swaps (International Equity, Asia Growth and Emerging Market Equity Funds only), (iii) other investment companies and (iv) unseasoned companies. For more information see the Additional Statement.

                                 RISK FACTORS

  RISK OF INVESTING IN SMALL TO MEDIUM CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small to medium market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, Asia Growth and Emerging Markets Equity Funds may each invest without limit in the securities of issuers in countries with emerging economies or securities markets. The Growth and Income and Mid Cap Equity Funds may each invest up to 15% and the Growth Fund may invest up to 10% of their total assets in securities of issuers in countries with emerging economies or securities markets. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser and its affiliates and their respective clients and other service providers.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial, and in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  RISK OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in foreign currency, forward foreign currency exchange contracts, options, futures contracts and certain other derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders and may under certain circumstances make it more difficult for a Fund to qualify as a regulated investment company under the Code. See "Financial Highlights" for a statement of each Fund's (other than the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds will generally not exceed 70%, 30% and 100%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE Large Cap Growth, Growth and Income, Growth and Mid Cap Equity Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity Fund. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. Goldman Sachs Asset Management International is regulated by the Investment Management Regulatory Organisation Limited and registered as an
investment adviser in 1991. As of April   , 1997, Goldman Sachs Asset
Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International, together with their affiliates, acted as investment
adviser, administrator or distributor for assets in excess of $   billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and

Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices.

  Under the Management Agreements, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE       FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------       -------------------     ----------- ----------------------------
  George D. Adler     Portfolio Manager--           Since      Mr. Adler joined the
   Vice President     Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc. and its
                                                               predecessor firm.
-----------------------------------------------------------------------------------------
  G. Lee Anderson     Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President     Growth and Income             1996       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was a research analyst
                                                               in the Investment
                                                               Research Department of
                                                               Goldman, Sachs & Co.
-----------------------------------------------------------------------------------------
  Eileen A. Aptman    Portfolio Manager--           Since      Ms. Aptman jointed the
   Vice President     Mid-Cap Equity                1996       Investment Adviser in
                      Growth and Income             1996       1993. Prior to 1993, she
                                                               was an equity analyst at
                                                               Delphi Management.
-----------------------------------------------------------------------------------------
  Robert Beckwitt     Portfolio Manager             Since      Mr. Beckwitt joined the
   Vice President     Emerging Markets Equity       1997       Investment Adviser in
                                                               1996. Prior to 1996, he
                                                               was Chief Investment
                                                               Strategist--Portfolio
                                                               Advisory at Fidelity
                                                               Investments.
-----------------------------------------------------------------------------------------
  Kent A. Clark       Portfolio Manager--           Since      Mr. Clark joined the
   Vice President     CORE U.S. Equity              1996       Investment Adviser in
                      CORE Large-Cap Growth         1997       1992. Prior to 1992, he
                                                               was studying for a Ph.D.
                                                               in finance at the
                                                               University of Chicago.
-----------------------------------------------------------------------------------------
  Robert G. Collins   Portfolio Manager--           Since      Mr. Collins joined the
   Vice President     Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc., and
                                                               its predecessor firm.
-----------------------------------------------------------------------------------------
  Herbert E. Ehlers   Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director  Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was the Chief Investment
                                                               Officer of Liberty
                                                               Investment Management,
                                                               Inc., and its
                                                               predecessor firm.
-----------------------------------------------------------------------------------------
  Gregory H. Ekizian  Portfolio Manager--           Since      Mr. Ekizian joined the
   Vice President     Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc., and
                                                               its predecessor firm.
-----------------------------------------------------------------------------------------
  Ronald E. Gutfleish Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President     Growth and Income             1993       Investment Adviser in
                                                               1993. Prior to 1993, he
                                                               was a principal of
                                                               Sanford C. Bernstein &
                                                               Co. in its Investment
                                                               Management Research
                                                               Department.
-----------------------------------------------------------------------------------------
  Roderick D. Jack    Portfolio Manager--           Since      Mr. Jack joined the
   Managing Director  International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               worked in the advisory
                                                               and financing group for
                                                               S.G. Warburg in London.
-----------------------------------------------------------------------------------------
  Robert C. Jones     Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director  CORE U.S. Equity              1991       Investment Adviser in
                      CORE Large-Cap Growth         1997       1989. From 1987 to 1989,
                                                               Mr. Jones was a senior
                                                               quantitative analyst in
                                                               the Research Department.
-----------------------------------------------------------------------------------------
  Marcel Jongen       Portfolio Manager--           Since      Mr. Jongen joined the
   Executive Director International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was head of equities at
                                                               Philips Pension Fund in
                                                               Eindhoven.

                                                    YEARS
                                                    PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------        -------------------     ----------- ----------------------------
  Alice Lui              Portfolio Manager--           Since      Ms. Lui joined the
   Vice President        Asia Growth                   1994       Investment Adviser in
                                                                  1990. Prior to 1990, she
                                                                  was a management
                                                                  consultant with Andersen
                                                                  Consulting in Hong Kong.
--------------------------------------------------------------------------------------------
  Shogo Maeda            Portfolio Manager--           Since      Mr. Maeda joined the
   Vice President        International Equity          1994       Investment Adviser in
                                                                  1994. Prior to 1994, he
                                                                  worked at Nomura
                                                                  Securities International
                                                                  and for a period at
                                                                  Manufacturers Hanover
                                                                  Bank in New York.
--------------------------------------------------------------------------------------------
  Warwick M. Negus       Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director     Asia Growth                   1994       Investment Adviser in
                         Portfolio Manager--                      1994. Prior to 1994, he
                         International Equity          1994       was a vice president of
                         Emerging Markets                         Bankers Trust Australia
                         Equity                        1997       Ltd.
--------------------------------------------------------------------------------------------
  Victor H. Pinter       Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President        CORE U.S. Equity              1996       Investment Adviser in
                         CORE Large-Cap Growth         1997       1990.
--------------------------------------------------------------------------------------------
  David G. Shell         Portfolio Manager--           Since      Mr. Shell joined the
   Vice President        Growth                        1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was a portfolio manager
                                                                  at Liberty Investment
                                                                  Management, Inc., and
                                                                  its predecessor firm.
--------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr. Portfolio Manager--           Since      Mr. Segundo joined the
   Vice President        Growth                        1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was a portfolio manager
                                                                  at Liberty Investment
                                                                  Management, Inc., and
                                                                  its predecessor firm.
--------------------------------------------------------------------------------------------
  Karma Wilson           Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President        Asia Growth                   1995       Investment Adviser in
                                                                  1995. Prior to 1995, she
                                                                  was an investment
                                                                  analyst with Bankers
                                                                  Trust Australia Ltd. and
                                                                  prior to 1993 worked at
                                                                  Arthur Andersen LLP.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.


  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
     FUND                                             RATE*    JANUARY 31, 1997*
     ----                                          ----------- -----------------
     GSAM
     CORE Large Cap Growth........................        %              %
     Growth and Income............................    0.70%              %
     Growth.......................................        %              %
     Mid Cap Equity...............................    1.00%              %
     GSFM
     CORE U.S. Equity.............................    0.75%              %
     GSAMI
     International Equity.........................    1.00%              %
     Asia Growth..................................    1.00%              %
     Emerging Markets Equity......................

---------------------

*With respect to the CORE U.S. Equity, Mid Cap Equity, International Equity and Asia Growth Funds, Management Agreements combining both advisory and administrative services were adopted effective April 30,

1997. The contractual rate set forth in the table is the rate under the Management Agreement and is identical to the aggregate advisory and administration fee rate payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity
Fund) and administration agreements. For the fiscal year ended January 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The differences, if any, between the stated advisory fee and the actual advisory fees paid by the Funds reflects the fact that the Advisers did not charge the full amount of the advisory fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Adviser to the CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses, and in the case of CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds, transfer agency fees) to the extent such
expenses exceed     %,     %,     %,     % and     % per annum of such Funds'
average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the CORE Large Cap Growth, CORE U.S. Equity, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Growth and Income and Mid Cap Equity Funds equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Funds.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Growth and Income Fund may publish its yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which are based on the net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  The Growth and Income Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Growth and Income Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each class of shares for the same period will differ.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                           SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland Corporation and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. The CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Funds offer four classes of shares: Institutional Shares, Service Shares, Class A Shares and Class B Shares. The Mid Cap Equity Fund offers two classes of shares: Institutional Shares and Service Shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, communicate with other shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Growth, Growth and Emerging Markets Equity Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by International Equity, Asia Growth and Emerging Markets Equity Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                              ADDITIONAL SERVICES

  The Trust, on behalf of the Funds, has adopted a Service Plan with respect to the Service Shares which authorizes a Fund to compensate Service Organizations for providing account administration and personal and account maintenance serv-ices to their customers who are beneficial owners of such Shares. The Trust, on behalf of the Funds, enters into agreements with Service Organizations which purchase Service Shares on behalf of their customers ("Service Agreements"). The Service Agreements provide for compensation to the Service Organizations in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of the Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed 0.25% of such average daily net assets. The services provided by the Service Organizations may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for customers, processing orders to pur-chase, redeem or exchange Service Shares for customers, responding to inquiries from prospective and existing shareholders and assisting customers with invest-ment procedures.

  For the fiscal year ended January 31, 1997, [insert Fund names] were outstanding.

  Holders of Service Shares of a Fund bear all expenses and fees paid to Serv-ice Organizations for their services with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of Service Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect the return earned on an investment in a Fund. The Trust, on behalf of the Funds, accrues payments made pursuant to a Service Agreement daily. All inqui-ries of beneficial owners of Service Shares should be directed to such owners' Service Organization.


                            REPORTS TO SHAREHOLDERS


  Recordholders of Service Shares of the Funds will receive an annual report containing audited financial statements and a semi-annual report. Each recordholder of Service Shares will also be provided with a printed confirma-tion for each transaction in its account and a quarterly account statement. A year-to-date statement for any account will be provided to a Service Organiza-tion upon request made to Goldman Sachs.

  Service Organizations will be responsible for providing services similar to those described above to their customers who are the beneficial owners of such Shares. For example, Service Organizations are responsible for providing each customer exercising investment discretion with monthly statements with respect to such customer's account in lieu of an immediate confirmation of each trans-action.

                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Service Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Service Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Service Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in addi-tional Service Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the share-holder and then used to purchase Service Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Growth and Income Fund will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such (or portions thereof) income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distribu-tions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                           PURCHASE OF SERVICE SHARES


  It is expected that all direct purchasers of Service Shares of the Funds will be Service Organizations or their nominees. Customers of Service Organizations may invest in Service Shares only through Service Organizations. Service Shares may be purchased on any Business Day by a Service Organization through Goldman Sachs at the net asset value per share next determined after receipt of an or-der. No sales load will be charged. If, by the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Chicago time, 4:00 p.m. New York time), an order is received from a Service Organization by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value." Purchases of Service Shares of the Fund must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares pur-chased by check may be delayed for a period of time as described under "Redemp-tion of Service Shares."

  The Service Organizations are responsible for the timely transmittal of purchase orders to Goldman Sachs and payments to State Street. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and payments must be received by them.

PURCHASE PROCEDURES

  Purchases of Service Shares may be made by a Service Organization placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by a Service Organization by check (ex-cept that a check drawn on a foreign bank or we reserve the right not to ac-cept a third party check will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Equity Funds--Name of Fund and Class of Shares" and should be directed to "Goldman Sachs Equity Funds--Name of Fund and Class of Shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

OTHER PURCHASE INFORMATION

  The Funds do not have any minimum purchase or account requirements with respect to Service Shares. A Service Organization may, however, impose a minimum amount for initial and subsequent investments in Service Shares, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges.

  The Funds reserve the right to redeem Service Shares of any Service Organi-zation whose account balance is less than $50 as a result of earlier redemp-tions. Such redemptions will not be implemented if the value of such share-holder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Service Organizations whose Service Shares are being redeemed to allow them to purchase sufficient additional Service Shares to avoid such redemption.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser's pattern of frequent purchases, sales or exchanges of Service Shares of a Fund is evi-dent, or if purchase, sales, or exchanges are, or a subsequent abrupt redemp-tion might be, of a size that would disrupt management of the Funds.


                              EXCHANGE PRIVILEGE

  Service Shares of the Funds may be exchanged by a Service Organization for
(i) Service Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of a Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago 38 time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, pol-icies and applicable fees before making an exchange. Service Shares acquired by telephone exchange must be registered in the same name(s) and have the same address as Service Shares of the Fund for which the exchange is being made.

   In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Service Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Service Shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of Service Shares or the corresponding class of any portfolio of a Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to recordholders of Service Shares and is subject to certain limita-tions. See "Purchase of Service Shares."


                         REDEMPTION OF SERVICE SHARES

  The Funds will redeem their Service Shares upon request of the recordholder of such Shares on any Business Day at the net asset value next determined af-ter the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Service Shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Service Shares. This may take up to fifteen (15) days. Redemption re-quests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. [A Service Organization may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form.] It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

   In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. [In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.]

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired to the recordholder of Service Shares, or if the recordholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), 39 but may be paid up to three (3) days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three (3) Business Days of receipt of a properly executed redemption request. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the customer's Service Organization in the transfer process. If a problem with such performance arises, the customer should deal directly with such intermediaries or Service Organizations.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been submitted to the Transfer Agent by the recordholder of Service Shares.

  Service Organizations are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate timely transmittal of redemption requests, Service Organizations have established times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

                              --------------------

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


EQ1SS/4.5k/596
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS EQUITY

FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

SERVICE SHARES



LOGO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++


               SUBJECT TO COMPLETION DATED FEBRUARY 14, 1997
PROSPECTUS

May 1, 1997




      TABLE OF CONTENTS


                                        PAGE
                                        ----
Fund Highlights........................
Fees and Expenses......................
Financial Highlights...................
Investment Objectives and Policies.....
Description of Securities..............
Investment Techniques..................
Risk Factors...........................
Investment Restrictions................
Portfolio Turnover.....................
Management.............................
Net Asset Value........................
Performance Information................
Shares of the Trust....................
Taxation...............................
Additional Information.................
Reports to Shareholders................
Dividends..............................
Purchase of Institutional Shares.......
Exchange Privilege.....................
Redemption of Institutional Shares.....
Appendix ..............................
Account Information Form


                                    GOLDMAN SACHS EQUITY FUNDS INSTITUTIONAL
                                                   SHARES


                                  GOLDMAN SACHS CORE LARGE CAP GROWTH FUND



                                    Seeks long-term growth of capital through investment in a broadly diversified portfo-lio of large cap U.S. equity securities that are expected to have better prospects for earnings growth than the general domes-tic economy. Dividend yield is a secondary consideration.

                                  GOLDMAN SACHS CORE U.S. EQUITY FUND

                                    Seeks long-term growth of capital and divi-dend income through investment in a broadly diversified portfolio of predominantly large cap and blue chip equity securities representing all major sectors of the U.S. economy.

                                  GOLDMAN SACHS GROWTH AND INCOME FUND
                                    Seeks long-term growth of capital and
                                    growth of income through investments in eq-uity securities that are considered to have favorable prospects for capital apprecia-tion and/or dividend paying ability.

                                  GOLDMAN SACHS GROWTH FUND

                                    Seeks long-term growth of capital through a focused portfolio of investments in equity securities of companies that are considered to have long-term capital appreciation potential.

                                  GOLDMAN SACHS MID CAP EQUITY FUND

                                    Seeks long-term capital appreciation pri-marily through investments in equity secu-rities of companies with public stock mar-ket capitalizations of between $500 million and $7 billion at the time of investment.

                                  GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                                    Seeks long-term capital appreciation
                                    through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

                                                   (Continued on next page)

                                   ---------

INSTITUTIONAL SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN INSTITUTIONAL SHARES OF THE FUNDS INVOLVES INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

(Continued from previous page)

GOLDMAN SACHS ASIA GROWTH FUND
 Seeks long-term capital apprecia-
 tion through investments in equity
 securities of companies related (in
 the manner described herein) to
 Asian countries.

GOLDMAN SACHS EMERGING MARKETS EQUITY
FUND

 Seeks long-term capital apprecia-
 tion through investments in equity
 securities of emerging country is-
 suers.

  A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN AND AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE INTERNATIONAL EQUITY, ASIA GROWTH AND EMERGING MARKETS EQUITY FUNDS INVEST ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS IS NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. THE FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THEIR INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES."

  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the CORE Large Cap Growth, Growth and Income, Growth and Mid Cap Equity Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity Fund (formerly the "Select Equity Fund"). Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC"), is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

   FUND NAMES      INVESTMENT OBJECTIVES     INVESTMENT CRITERIA         BENCHMARK
                  ------------------------ ----------------------- ---------------------
 ------------
 CORE LARGE CAP   Long-term growth of      At least 90% of total   Russell 1000 Growth
 GROWTH FUND      capital through          assets in equity        Index
                  investment in a broadly  securities of U.S.
                  diversified portfolio of issuers. The Fund's
                  large cap U.S. equity    investments are
                  securities that are      selected using both a
                  expected to have better  variety of quantitative
                  prospects for earnings   techniques and
                  growth than the general  fundamental research in
                  domestic economy.        seeking to maximize the
                  Dividend yield is a      Fund's reward to risk
                  secondary consideration. ratio. The Fund's
                                           portfolio is designed
                                           to have risk, style,
                                           capitalization and
                                           industry
                                           characteristics similar
                                           to the Russell 1000
                                           Growth Index.
----------------------------------------------------------------------------------------
 CORE U.S.        Long-term growth of      At least 90% of total   The S&P 500 Index
 EQUITY FUND      capital and dividend     assets in equity
                  income through           securities of U.S.
                  investment in a broadly  issuers. The Fund's
                  diversified portfolio of investments are
                  predominantly large cap  selected using both a
                  and blue chip equity     variety of quantitative
                  securities representing  techniques and
                  all major sectors of the fundamental research
                  U.S. economy.            which seek to maximize
                                           the Fund's reward to
                                           risk ratio. The Fund's
                                           portfolio is designed
                                           to have risk, style,
                                           capitalization and
                                           industry
                                           characteristics similar
                                           to the S&P 500 Index.


                                                                     (continued)

    FUND NAME      INVESTMENT OBJECTIVES     INVESTMENT CRITERIA          BENCHMARK
 ------------   ------------------
                                    ------------------
                                                        ------------------
--------------------------------------------------------------------------------------------
 GROWTH AND       Long-term growth of      At least 65% of total    The S&P 500 Index
 INCOME FUND      capital and growth of    assets in equity
                  income.                  securities that the
                                           Investment Adviser
                                           considers to have
                                           favorable prospects for
                                           capital appreciation
                                           and/or dividend paying
                                           ability.
--------------------------------------------------------------------------------------------
 GROWTH FUND      Long-term capital        At least 90% of total    The S&P 500 Index
                  growth.                  assets in a focused
                                           portfolio of equity
                                           securities (including
                                           convertible
                                           securities). The
                                           Investment Adviser
                                           considers long-term
                                           capital appreciation
                                           potential in selecting
                                           investments.
--------------------------------------------------------------------------------------------
 MID CAP EQUITY   Long-term capital        At least 65% of total    The Russell Midcap Index
 FUND             appreciation.            assets in
                                           equity securities of
                                           companies ("Mid-Cap
                                           Companies") with public
                                           stock market
                                           capitalizations of
                                           under $5 billion at the
                                           time of investment.
--------------------------------------------------------------------------------------------
 INTERNATIONAL    Long-term capital        Substantially all, and   The FT-Actuaries Europe
 EQUITY FUND      appreciation.            at least 65%, of total   and Pacific Index
                                           assets in equity         (unhedged)
                                           securities of companies
                                           organized outside
                                           the United States or
                                           whose securities are
                                           principally traded
                                           outside the United
                                           States. The Fund may
                                           invest in securities of
                                           issuers located in
                                           countries with emerging
                                           economies or securities
                                           markets and employ
                                           certain currency
                                           management techniques.
--------------------------------------------------------------------------------------------
 ASIA GROWTH      Long-term capital        Substantially all, and   The (MSCI) Morgan
 FUND             appreciation.            at least 65%, of total   Stanley Capital
                                           assets in equity         International AC Asia
                                           securities of companies  Free ex Japan Index
                                           in China, Hong           (unhedged)
                                           Kong, India, Indonesia,
                                           Malaysia, Pakistan, the
                                           Philippines,
                                           Singapore, South Korea,
                                           Sri Lanka, Taiwan and
                                           Thailand. The Fund may
                                           employ certain currency
                                           management techniques.
--------------------------------------------------------------------------------------------
 EMERGING         Long-term capital        Substantially all, and   The Morgan Stanley
 MARKETS EQUITY   appreciation.            at least 65%, of total   Capital International
 FUND                                      assets in equity         Emerging Markets Free
                                           securities of emerging   Index
                                           country issuers.
                                           The Fund may employ
                                           certain currency
                                           management techniques.

--------------------------------------------------------------------------------

 WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

  Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

  Risk of Investments in Small to Medium Capitalization Companies. To the extent that a Fund invests in the securities and related financial instruments of small to medium sized market capitalization companies, a Fund may be exposed to a higher degree of risk and price volatility because such securities may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

  Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries involves greater risks than investments in the developed countries of Western Europe, the U.S., Canada, Australia, New Zealand and Japan. In addition, because the International Equity, Asia Growth and Emerging Markets Equity Funds invest primarily outside the U.S., these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

  Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

 WHO MANAGES THE FUNDS?

  Goldman Sachs Asset Management serves as Investment Adviser to the CORE Large Cap Growth, Growth and Income, Growth and Mid Cap Equity Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity Fund. Goldman Sachs Asset Management International serves as Investment Adviser to the International Equity, Asia Growth and Emerging
Markets Equity Funds. As of April   , 1997, the Investment Advisers,
together with their affiliates, acted as investment adviser, administrator
or distributor for assets in excess of $   billion.

 WHO DISTRIBUTES THE FUND'S SHARES?

  Goldman Sachs acts as distributor of each Fund's shares.

 WHAT IS THE MINIMUM INVESTMENT?

  The minimum initial investment is $1,000,000 in Institutional Shares of the Fund alone or in combination with Institutional Shares (or the corresponding class) of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose.

 HOW DO I PURCHASE INSTITUTIONAL SHARES?

  You may purchase Institutional Shares of the Funds through Goldman Sachs. Institutional Shares are purchased at the current net asset value without any sales load. See "Purchase of Institutional Shares."

  HOW DO I SELL MY INSTITUTIONAL SHARES?

  You may redeem Institutional Shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form. See "Redemption of Institutional Shares."

 HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS
                                       --------------------------- CAPITAL GAINS
FUND                                        DECLARED AND PAID      DISTRIBUTIONS
----                                        -----------------      -------------
CORE Large Cap Growth.................           Annually            Annually
CORE U.S. Equity......................           Annually            Annually
Growth and Income.....................          Quarterly            Annually
Growth................................           Annually            Annually
Mid Cap Equity........................           Annually            Annually
International Equity..................           Annually            Annually
Asia Growth...........................           Annually            Annually
Emerging Markets Equity...............           Annually            Annually

  You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs or the corresponding class of any portfolio of a Goldman Sachs Money Market Fund. For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES
                            (INSTITUTIONAL SHARES)*

                          CORE
                         LARGE            GROWTH         MID                 EMERGING
                          CAP   CORE U.S.  AND           CAP   INT'L   ASIA  MARKETS
                         GROWTH  EQUITY   INCOME GROWTH EQUITY EQUITY GROWTH  EQUITY
                          FUND    FUND     FUND   FUND   FUND   FUND   FUND    FUND
                         ------ --------- ------ ------ ------ ------ ------ --------
SHAREHOLDER TRANSACTION
 EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..  None    None     None   None   None   None   None    None
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............  None    None     None   None   None   None   None    None
 Redemption Fees........  None    None     None   None   None   None   None    None
 Exchange Fees..........  None    None     None   None   None   None   None    None
ANNUAL FUND OPERATING
 EXPENSES: (as a
 percentage of average
 daily net assets)
 Management Fees (after
  applicable
  limitations)**........  0.60%   0.59%    0.70%  0.75%  0.75%  0.86%  0.86%   1.10%
 Distribution (Rule 12b-
  1) Fees...............  None    None     None   None   None   None   None    None
 Other Expenses (after
  expense limitation)**.  0.05%   0.06%    0.15%  0.10%  0.10%  0.24%  0.24%   0.20%
                          ----    ----     ----   ----   ----   ----   ----    ----
 TOTAL FUND OPERATING
  EXPENSES (AFTER
  EXPENSE
  LIMITATION)**.........  0.65%   0.65%    0.85%  0.85%  0.85%  1.10%  1.10%   1.30%
                          ====    ====     ====   ====   ====   ====   ====    ====

EXAMPLE:                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
--------                                       ------ ------- ------- --------
You would pay the following expenses on a hy-
 pothetical $1,000 investment, assuming (1) a
 5% annual return and (2) redemption at the
 end of each time period:
CORE Large-Cap Growth.........................  $ 7     $21     N/A     N/A
CORE U.S. Equity Fund.........................  $       $       $       $
Growth and Income Fund........................  $       $       $       $
Growth Fund...................................  $ 9     $27     N/A     N/A
Mid Cap Equity Fund...........................  $       $
International Equity Fund.....................  $       $       $       $
Asia Growth Fund..............................  $       $       $       $
Emerging Markets Equity Fund..................  $13     $41     N/A     N/A

---------------------

  * The information set forth in the foregoing table and hypothetical example relates only to Institutional Shares of the Funds. Each Fund also offers Service Shares and, except for Mid Cap Equity Fund, Class A and Class B Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding Service, Class A and Class B Shares may be obtained from an investor's sales representative or from Goldman Sachs by calling the number on the back cover of this Prospectus.
 ** Based on estimated amounts for the current fiscal year.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor in the Funds will bear directly or indirectly. The costs and expenses included in the table and hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

  The table below states the management fees which the Investment Advisers have voluntarily agreed to limit and what the management fees would be without such limitations (as a percentage of average daily net assets):

                                                         MANAGEMENT  MANAGEMENT
                                                          FEE WITH   FEE WITHOUT
                                                         LIMITATIONS LIMITATIONS
                                                         ----------- -----------
   CORE U.S. Equity.....................................
   International Equity.................................
   Asia Growth..........................................
   Emerging Markets Equity..............................

  The Investment Advisers have also voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding transfer agency fees estimated to be 0.04% of average daily net assets (applicable to the Growth and Income and Mid-Cap Equity Funds only), management fees and fees under service, distribution and authorized dealer service plans, taxes, interest and brokerage and litigation, indemnification and other extraordinary expenses) of the following average daily net assets:

                                                                         OTHER
                                                                        EXPENSES
                                                                        --------
      CORE Large-Cap Growth............................................       %
      CORE U.S. Equity.................................................       %
      Growth and Income................................................       %
      Growth...........................................................       %
      Mid Cap Equity...................................................       %
      International Equity.............................................       %
      Asia Growth......................................................       %
      Emerging Market Equity...........................................       %

   The Investment Advisers have no current intention of modifying or discontinuing such limitations but may do so in the future at their discretion. With regard to the CORE U.S. Equity, International Equity, Asia Growth and Emerging Markets Equity Funds, Goldman Sachs does not impose transfer agency fees pursuant to its contract with the Funds. If the Investment Advisers and Goldman Sachs did not agree to limit certain "Other Expenses" of each Fund and to limit the fees of the CORE U.S. Equity, International Equity, Asia Growth and Emerging Markets Equity Funds as described above, the "Other Expenses" and "Total Operating Expenses" of the Institutional Shares of the Funds would be as follows:

                                                                         TOTAL
                                                               OTHER   OPERATING
                                                              EXPENSES EXPENSES
                                                              -------- ---------
      CORE Large-Cap Growth..................................       %        %
      CORE U.S. Equity.......................................       %        %
      Growth and Income......................................       %        %
      Growth.................................................       %        %
      Mid Cap Equity.........................................       %        %
      International Equity...................................       %        %
      Asia Growth............................................       %        %
      Emerging Market Equity.................................       %        %

                             FINANCIAL HIGHLIGHTS


         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the Funds outstanding during the period(s) indicated has been audited by
            , independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds. Accordingly, there are no financial highlights for these Funds.

-------------------------------------------------------------------------------


                        INCOME (LOSS) FROM                     DISTRIBUTIONS TO
                       INVESTMENT OPERATIONS                     SHAREHOLDERS
               ------------------------------------- -------------------------------------
                           NET REALIZED                           FROM NET
                          AND UNREALIZED    TOTAL                 REALIZED
     NET ASSET            GAIN (LOSS) ON   INCOME                 GAIN ON       TOTAL
      VALUE,      NET      INVESTMENTS,  (LOSS) FROM  FROM NET   INVESTMENT  DISTRIBUTIONS
     BEGINNING INVESTMENT  OPTIONS AND   INVESTMENT  INVESTMENT AND FUTURES      TO
     OF PERIOD   INCOME      FUTURES     OPERATIONS    INCOME   TRANSACTIONS  SHAREHOLDERS
     --------- ---------- -------------- ----------  ----------- ------------ -------------




                                                                               RATIOS ASSUMING
                                                                             VOLUNTARY WAIVERTOTAL
                                                                             DISTRIBOF FEES ORUTIONS
                                                                               EXPENSE LIMITATIONS
                                                                        ------------------------------

        NET                                     RATIO OF               NET                 RATIO OF
      INCREASE                       RATIO OF     NET                 ASSETS                 NET
     (DECREASE) NET ASSET              NET     INVESTMENT             AT END    RATIO OF  INVESTMENT
       IN NET    VALUE,              EXPENSES    INCOME   PORTFOLIO     OF      EXPENSES    INCOME
       ASSET     END OF     TOTAL   TO AVERAGE TO AVERAGE TURNOVER    PERIOD   TO AVERAGE TO AVERAGE
       VALUE     PERIOD   RETURN(A) NET ASSETS NET ASSETS   RATE    (IN 000'S) NET ASSETS NET ASSETS
     ---------- --------- --------- ---------- ---------- --------- ---------- ---------- ----------
                                                        SELECT EQUITY FUND
--------------------------------------------------------------------------------------------------------




                        INCOME (LOSS) FROM                           DISTRIBUTIONS TO
                      INVESTMENT OPERATIONS                            SHAREHOLDERS
               ------------------------------------ ----------------------------------------------------
                                                                 FROM NET
                           NET REALIZED    TOTAL                 REALIZED
     NET ASSET            AND UNREALIZED   INCOME                GAIN ON    IN EXCESS                                  NET
      VALUE,      NET        GAIN ON        FROM     FROM NET   INVESTMENT    OF NET         TOTAL       ADDITIONAL  INCREASE
     BEGINNING INVESTMENT  INVESTMENTS   INVESTMENT INVESTMENT  AND OPTION  INVESTMENT  DISTRIBUTIONS TO   PAID-IN    IN NET
     OF PERIOD   INCOME    AND OPTIONS   OPERATIONS   INCOME   TRANSACTIONS   INCOME      SHAREHOLDERS     CAPITAL  ASSET VALUE
     --------- ---------- -------------- ---------- ---------- ------------ ---------- ----------------- ---------- -----------
                                                      GROWTH AND INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------




                                                        MID-CAP EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   RATIO OF
                                                                                      NET
                          RATIO OF   RATIO OF NET              NET                INVESTMENT
     NET ASSET               NET      INVESTMENT            ASSETS AT  RATIO OF     INCOME
      VALUE,             EXPENSES TO  INCOME TO   PORTFOLIO  END OF    EXPENSES     (LOSS)
      END OF     TOTAL   AVERAGE NET AVERAGE NET  TURNOVER   PERIOD   TO AVERAGE  TO AVERAGE
      PERIOD   RETURN(A)   ASSETS       ASSETS      RATE    (IN 000S) NET ASSETS  NET ASSETS
     --------- --------- ----------- ------------ --------- --------- ----------- -----------
                                      GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------




                                       MID-CAP EQUITY FUND
---------------------------------------------------------------------------------------------------




                  INCOME (LOSS) FROM INVESTMENT OPERATIONS              DISTRIBUTIONS TO SHAREHOLDERS
               ----------------------------------------------- ------------------------------------------------
                          NET REALIZED NET REALIZED
                              AND          AND                                         FROM NET
                           UNREALIZED   UNREALIZED    TOTAL                            REALIZED                    NET
                          GAIN (LOSS)  GAIN (LOSS)    INCOME                           GAIN ON                   INCREASE   NET
     NET ASSET    NET          ON       ON FOREIGN    (LOSS)              IN EXCESS  INVESTMENT,      TOTAL     (DECREASE) ASSET
      VALUE,   INVESTMENT INVESTMENTS,   CURRENCY      FROM     FROM NET    OF NET    OPTION AND  DISTRIBUTIONS   IN NET   VALUE,
     BEGINNING   INCOME   OPTIONS AND    RELATED    INVESTMENT INVESTMENT INVESTMENT   FUTURES         TO         ASSET    END OF
     OF PERIOD   (LOSS)     FUTURES    TRANSACTIONS OPERATIONS   INCOME     INCOME   TRANSACTIONS SHAREHOLDERS    VALUE    PERIOD
     --------- ---------- ------------ ------------ ---------- ---------- ---------- ------------ ------------- ---------- ------
                                                     INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------



                                                         ASIA GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------

                                               RATIOS ASSUMING NO
                                               VOLUNTARY WAIVER OF
                                                 FEES OR EXPENSE
                                                   LIMITATIONS
                                               -------------------

          RATIO OF  RATIO OF             NET             RATIO OF
            NET       NET               ASSETS RATIO OF    NET
          EXPENSES INVESTMENT           AT END EXPENSES INVESTMENT
             TO      INCOME               OF      TO      INCOME
          AVERAGE  (LOSS) TO  PORTFOLIO PERIOD AVERAGE  (LOSS) TO
  TOTAL     NET     AVERAGE   TURNOVER   (IN     NET     AVERAGE
RETURN(A)  ASSETS  NET ASSETS   RATE    000S)   ASSETS  NET ASSETS
--------- -------- ---------- --------- ------ -------- ----------
                   INTERNATIONAL EQUITY FUND
------------------------------------------------------------------



                       ASIA GROWTH FUND
------------------------------------------------------------------

                      INVESTMENT OBJECTIVES AND POLICIES


  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures and similar enterprises, warrants and stock purchase rights of companies ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use a macro analysis of numerous economic and valuation variables to determine and anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believe that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Goldman Sachs Growth and Income and Mid Cap Equity Funds are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the market position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Goldman Sachs Growth, International Equity, Asia Growth and Emerging Markets Equity Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Advisers will select securities of growth companies trading in the Investment Advisers' opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Advisers will ordinarily look for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE Large Cap Growth and CORE U.S. Equity Funds are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which encapsulates the Fund's investment process. Equity securities are evaluated using both a proprietary quantitative multifactor model and the investment opinions of Goldman Sachs' research analysts. The Investment Adviser then uses computerized optimization techniques to construct diversified portfolios consisting of stock that are highly rated both by the Investment Adviser's proprietary multifactor model and by Goldman Sachs' research analysts. The optimizer seeks to balance expected returns against portfolio risk in an effort to find the portfolio with the optimal risk to reward trade-off relative to the Fund's investment objectives.

 CORE LARGE CAP GROWTH

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital through investment in a broadly diversified portfolio of large cap U.S. equity securities that are expected to have better prospects for earnings growth than the general domestic economy. Dividend yield is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund may invest only in those fixed income securities that are considered cash equivalents.

  Investment Process. The Investment Adviser begins with a universe consisting primarily of blue chip and other large capitalization equity securities. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating, and, if the security is followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In selecting securities for the Fund, the Investment Adviser utilizes optimization models to evaluate the ratings assigned by the Multifactor Model and the Research Department to build a diversified portfolio. This portfolio is primarily comprised of securities rated highest by the Investment Adviser's Multifactor Model and research analysts and has risk characteristics and industry weightings similar to those of the Russell 1000 Growth Index. Companies in which the Fund will invest are intended to have above-average capitalization, volatility and earnings growth expectations and below-average dividend yields. Under normal conditions, the securities of any one issuer may not exceed 5% of the Fund's total assets.

  Multifactor Model. The Multifactor Model is a sophisticated computerized rating system for valuing equity securities according to fundamental investment characteristics. The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts, and cover measures of value, growth, momentum and risk (e.g., price/earnings ratio, book/price ratio, growth forecasts, earnings estimate revisions, price momentum, price, volatility and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of equity securities. The weightings assigned to the factors are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analysts final judgement as to the investment results of a specific security and incorporates the economic outlook, valuation, risk and a variety of other factors. By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., the analyst's ratings) method of selecting securities, the Fund seeks to capitalize on the strengths of each discipline.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to those of the S&P 500 Index. The Fund will seek to have broad representation in most major sectors of the U.S. economy and be comprised of companies with above average capitalizations, average growth prospects, and average dividend yields. The Fund may invest only in those fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Process," "Investment Process," "Multifactor Model" and "Research Department" under "CORE LARGE CAP GROWTH FUND."

 GROWTH AND INCOME FUND


  Objectives. The Growth and Income Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities (including convertible securities). The Fund seeks to achieve its investment objective by investing primarily in a focused portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential. Although the Fund is a diversified fund, the Investment Adviser expects to concentrate the Fund's investments in a focused number of issuers.

  Other. Up to 10% of the Fund's total assets may be invested in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 MID CAP EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all of its assets in equity securities and at least 65% of its total assets in equity securities of Mid Cap Companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) of between $500 million and $7 billion at the time of investment. However, Mid Cap Equity Fund currently intends to emphasize investments in Mid Cap Companies with public stock market capitalizations of below $5 billion at the time of investment. Dividend income, if any, is an incidental consideration.

  Other. The Fund may invest up to 35% of its total assets in mortgage-backed, asset-backed and fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies.

 INTERNATIONAL EQUITY FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of companies located in the developed countries in Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in the following countries: Argentina, Australia, Bangladesh, Brazil, Canada, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, New Zealand, Nigeria, Pakistan, the Philippines, Poland, The Republic of Slovakia, Singapore, South Korea, Sri Lanka, South Africa, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 ASIA GROWTH FUND


  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Countries," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in the Asian region (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities-- Foreign Investments." The Fund may invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.

 EMERGING MARKETS EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be developed. The Investment Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. At the Investment Adviser's discretion, the Fund may invest in other Emerging Countries.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Countries," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to enhance total return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. The Investment Adviser used the value based approach discussed above in selecting particular industries and issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Transactions" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers, (ii) equity and fixed income securities of issuers in developed countries and (iii) temporary investments.

                           DESCRIPTION OF SECURITIES


CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible securities in which the CORE Large Cap Growth and CORE U.S. Equity Funds invest, are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and each Fund, other than CORE Large Cap Growth and CORE U.S. Equity Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the International Equity, Asia Growth and Emerging Markets Equity Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the International Equity, Asia Growth and Emerging Markets Equity Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The International Equity, Asia Growth and Emerging Markets Equity Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the International Equity, Asia Growth and Emerging Markets Equity Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets, as permitted by applicable law, in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the International Equity, Asia Growth and Emerging Markets Equity Funds, offer less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  In addition to investing in securities denominated or quoted in a foreign currency, the International Equity, Asia Growth and Emerging Markets Equity Funds may engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of Asia Growth or Emerging Markets Equity Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The International Equity, Asia Growth and Emerging Markets Equity Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

STRUCTURED SECURITIES

  Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Each Fund (other than CORE Large Cap Growth and CORE U.S. Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities, except as noted below, rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"). A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds may invest up to 10%, 10%, 35%, 35% and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Mid-Cap Equity Fund may invest up to 10% of its total assets in below investment grade debt securities rated B or higher by Standard & Poor's or B or higher by Moody's. Fixed income securities rated in the BBB or Baa category are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds," are considered predominately speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependant upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES


OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE Large Cap Growth and CORE U.S. Select Equity Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the International Equity, Asia Growth and Emerging Markets Equity Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing call and put options for hedging purposes, the International Equity, Asia Growth and Emerging Markets Equity Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE Large Cap Growth and CORE U.S. Equity Funds may enter into such transactions only with respect to the S&P/BARRA Growth Index or S&P 500 Index, respectively. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets, as permitted by applicable law, with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Future Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to the settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swaps, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for the specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), and, therefore, is liquid. The Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The International Equity, Asia Growth and Emerging Market Equity Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees of the Trust have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may also seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. See "Investment Restrictions" in the Additional Statement. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes; a gain or loss in a Fund's long position will be offset by a gain or loss in its short position.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Large Cap Growth and CORE U.S. Equity and Emerging Markets Equity Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments: (i) warrants and stock purchase rights,
(ii) currency swaps (International Equity, Asia Growth and Emerging Market Equity Funds only), (iii) other investment companies and (iv) unseasoned companies. For more information see the Additional Statement.

                                 RISK FACTORS

  RISK OF INVESTING IN SMALL TO MEDIUM CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small to medium market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, Asia Growth and Emerging Markets Equity Funds may each invest without limit in the securities of issuers in countries with emerging economies or securities markets. The Growth and Income and Mid Cap Equity Funds may each invest up to 15% and the Growth Fund may invest up to 10% of their total assets in securities of issuers in countries with emerging economies or securities markets. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser and its affiliates and their respective clients and other service providers.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial, and in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  RISK OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in foreign currency, forward foreign currency exchange contracts, options, futures contracts and certain other derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.


                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.

                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders and may under certain circumstances make it more difficult for a Fund to qualify as a regulated investment company under the Code. See "Financial Highlights" for a statement of each Fund's (other than the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates of the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds will generally not exceed 70%, 30% and 100%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise the Funds' daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the CORE Large Cap Growth, Growth and Income, Growth and Mid Cap Equity Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity Fund. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. Goldman Sachs Asset Management International is regulated by the Investment Management Regulatory Organisation Limited and registered as an
investment adviser in 1991. As of April   , 1997, Goldman Sachs Asset
Management, Goldman Sachs Funds Management, L.P. and Goldman Sachs Asset Management International, together with their affiliates, acted as investment
adviser, administrator or distributor for assets in excess of $   billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and

Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices.

  Under the Management Agreements, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE       FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------       -------------------     ----------- ----------------------------
  George D. Adler     Portfolio Manager--           Since      Mr. Adler joined the
   Vice President     Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc. and its
                                                               predecessor firm.
-----------------------------------------------------------------------------------------
  G. Lee Anderson     Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President     Growth and Income             1996       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was a research analyst
                                                               in the Investment
                                                               Research Department of
                                                               Goldman, Sachs & Co.
-----------------------------------------------------------------------------------------
  Eileen A. Aptman    Portfolio Manager--           Since      Ms. Aptman jointed the
   Vice President     Mid-Cap Equity                1996       Investment Adviser in
                      Growth and Income             1996       1993. Prior to 1993, she
                                                               was an equity analyst at
                                                               Delphi Management.
-----------------------------------------------------------------------------------------
  Robert Beckwitt     Portfolio Manager             Since      Mr. Beckwitt joined the
   Vice President     Emerging Markets Equity       1997       Investment Adviser in
                                                               1996. Prior to 1996, he
                                                               was Chief Investment
                                                               Strategist--Portfolio
                                                               Advisory at Fidelity
                                                               Investments.
-----------------------------------------------------------------------------------------
  Kent A. Clark       Portfolio Manager--           Since      Mr. Clark joined the
   Vice President     CORE U.S. Equity              1996       Investment Adviser in
                      CORE Large-Cap Growth         1997       1992. Prior to 1992, he
                                                               was studying for a Ph.D.
                                                               in finance at the
                                                               University of Chicago.
-----------------------------------------------------------------------------------------
  Robert G. Collins   Portfolio Manager--           Since      Mr. Collins joined the
   Vice President     Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc., and
                                                               its predecessor firm.
-----------------------------------------------------------------------------------------
  Herbert E. Ehlers   Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director  Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was the Chief Investment
                                                               Officer of Liberty
                                                               Investment Management,
                                                               Inc., and its
                                                               predecessor firm.
-----------------------------------------------------------------------------------------
  Gregory H. Ekizian  Portfolio Manager--           Since      Mr. Ekizian joined the
   Vice President     Growth                        1997       Investment Adviser in
                                                               1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc., and
                                                               its predecessor firm.
-----------------------------------------------------------------------------------------
  Ronald E. Gutfleish Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President     Growth and Income             1993       Investment Adviser in
                                                               1993. Prior to 1993, he
                                                               was a principal of
                                                               Sanford C. Bernstein &
                                                               Co. in its Investment
                                                               Management Research
                                                               Department.
-----------------------------------------------------------------------------------------
  Roderick D. Jack    Portfolio Manager--           Since      Mr. Jack joined the
   Managing Director  International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               worked in the advisory
                                                               and financing group for
                                                               S.G. Warburg in London.
-----------------------------------------------------------------------------------------
  Robert C. Jones     Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director  CORE U.S. Equity              1991       Investment Adviser in
                      CORE Large-Cap Growth         1997       1989. From 1987 to 1989,
                                                               Mr. Jones was a senior
                                                               quantitative analyst in
                                                               the Research Department.
-----------------------------------------------------------------------------------------
  Marcel Jongen       Portfolio Manager--           Since      Mr. Jongen joined the
   Executive Director International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was head of equities at
                                                               Philips Pension Fund in
                                                               Eindhoven.

                                                    YEARS
                                                    PRIMARILY
      NAME AND TITLE        FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------        -------------------     ----------- ----------------------------
  Alice Lui              Portfolio Manager--           Since      Ms. Lui joined the
   Vice President        Asia Growth                   1994       Investment Adviser in
                                                                  1990. Prior to 1990, she
                                                                  was a management
                                                                  consultant with Andersen
                                                                  Consulting in Hong Kong.
--------------------------------------------------------------------------------------------
  Shogo Maeda            Portfolio Manager--           Since      Mr. Maeda joined the
   Vice President        International Equity          1994       Investment Adviser in
                                                                  1994. Prior to 1994, he
                                                                  worked at Nomura
                                                                  Securities International
                                                                  and for a period at
                                                                  Manufacturers Hanover
                                                                  Bank in New York.
--------------------------------------------------------------------------------------------
  Warwick M. Negus       Senior Portfolio Manager--    Since      Mr. Negus joined the
   Managing Director     Asia Growth                   1994       Investment Adviser in
                         Portfolio Manager--                      1994. Prior to 1994, he
                         International Equity          1994       was a vice president of
                         Emerging Markets                         Bankers Trust Australia
                         Equity                        1997       Ltd.
--------------------------------------------------------------------------------------------
  Victor H. Pinter       Portfolio Manager--           Since      Mr. Pinter joined the
   Vice President        CORE U.S. Equity              1996       Investment Adviser in
                         CORE Large-Cap Growth         1997       1990.
--------------------------------------------------------------------------------------------
  David G. Shell         Portfolio Manager--           Since      Mr. Shell joined the
   Vice President        Growth                        1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was a portfolio manager
                                                                  at Liberty Investment
                                                                  Management, Inc., and
                                                                  its predecessor firm.
--------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr. Portfolio Manager--           Since      Mr. Segundo joined the
   Vice President        Growth                        1997       Investment Adviser in
                                                                  1997. Prior to 1997, he
                                                                  was a portfolio manager
                                                                  at Liberty Investment
                                                                  Management, Inc., and
                                                                  its predecessor firm.
--------------------------------------------------------------------------------------------
  Karma Wilson           Portfolio Manager--           Since      Ms. Wilson joined the
   Vice President        Asia Growth                   1995       Investment Adviser in
                                                                  1995. Prior to 1995, she
                                                                  was an investment
                                                                  analyst with Bankers
                                                                  Trust Australia Ltd. and
                                                                  prior to 1993 worked at
                                                                  Arthur Andersen LLP.

  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.


  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
     FUND                                             RATE*    JANUARY 31, 1997*
     ----                                          ----------- -----------------
     GSAM
     CORE Large Cap Growth........................        %              %
     Growth and Income............................    0.70%              %
     Growth.......................................        %              %
     Mid Cap Equity...............................    1.00%              %
     GSFM
     CORE U.S. Equity.............................    0.75%              %
     GSAMI
     International Equity.........................    1.00%              %
     Asia Growth..................................    1.00%              %
     Emerging Markets Equity......................

---------------------

*With respect to the CORE U.S. Equity, Mid Cap Equity, International Equity and Asia Growth Funds, Management Agreements combining both advisory and administrative services were adopted effective April 30,

1997. The contractual rate set forth in the table is the rate under the Management Agreement and is identical to the aggregate advisory and administration fee rate payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity
Fund) and administration agreements. For the fiscal year ended January 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The differences, if any, between the stated advisory fee and the actual advisory fees paid by the Funds reflects the fact that the Advisers did not charge the full amount of the advisory fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Adviser to the CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses, and in the case of CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds, transfer agency fees) to the extent such
expenses exceed     %,     %,     %,     % and     % per annum of such Funds'
average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same type of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the exclusive distributor of each Fund's shares. Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. Shareholders with inquiries regarding a Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus. Goldman Sachs is not entitled to receive a transfer agency fee from the CORE Large Cap Growth, CORE U.S. Equity, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds with respect to Institutional or Service Shares. Goldman Sachs is entitled to receive a transfer agency fee from the Growth and Income and Mid Cap Equity Funds equal to 0.04% of the average daily net assets of the Institutional and Service Shares of such Funds.

                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.


                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Growth and Income Fund may publish its yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which are based on the net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  The Growth and Income Fund computes its yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Growth and Income Fund's quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  Each Fund's total return, yield and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the total return, yield and distribution rate calculations with respect to each class of shares for the same period will differ.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time make a list of their holdings available to investors upon request.

                           SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland Corporation and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interests in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. The CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Funds offer four classes of shares: Institutional Shares, Service Shares, Class A Shares and Class B Shares. The Mid Cap Equity Fund offers two classes of shares: Institutional Shares and Service Shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, communicate with other shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Fund are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Growth, Growth and Emerging Markets Equity Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to its shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by International Equity, Asia Growth and Emerging Markets Equity Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December 31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                            REPORTS TO SHAREHOLDERS


  Institutional Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each Institutional Shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide subaccounting services.


                                   DIVIDENDS


  Each dividend from net investment income and capital gain distributions, if any, declared by a Fund on its outstanding Institutional Shares will, at the election of each shareholder, be paid (i) in cash or (ii) in additional Institutional Shares of such Fund. This election should initially be made on a shareholder's Account Information Form and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in Institutional Shares of the applicable Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional Institutional Shares of the Fund will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase Institutional Shares of a Fund.

  Each Fund intends that all or substantially all its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Growth and Income Fund will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of a Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such (or portions thereof) income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                        PURCHASE OF INSTITUTIONAL SHARES


  Institutional Shares may be purchased on any Business Day through Goldman Sachs at the net asset value per share next determined after receipt of an order. No sales load will be charged. If, by the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Chicago time, 4:00 p.m. New York time), an order is received by Goldman Sachs, the price per share will be the net asset value per share computed on the day the purchase order is received. See "Net Asset Value." Purchases of Institutional Shares of the Funds must be settled within three (3) Business Days of the receipt of a complete purchase order. Payment of the proceeds of redemption of shares purchased by check may be delayed for a period of time as described under "Redemption of Institutional Shares."

  Prior to making an initial investment in a Fund, an investor must open an account with a Fund by furnishing necessary information to the Fund or Goldman Sachs. An Account Information Form, a copy of which is attached to this Prospectus, should be used to open such an account. Subsequent purchases may be made in the manner set forth below.

PURCHASE PROCEDURES

  Purchases of Institutional Shares may be made by placing an order with Goldman Sachs at 800-621-2550 and either wiring Federal Funds to State Street Bank and Trust Company ("State Street") or initiating an ACH transfer. Purchases may also be made by check (except that a check drawn on a foreign bank or a third party check will not be accepted) or Federal Reserve draft made payable to "Goldman Sachs Equity Funds--Name of Fund and Class of shares" and should be directed to "Goldman Sachs Equity Funds--Name of Fund and Class of shares," c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711.

  The minimum initial investment is $1,000,000 in Institutional Shares of a Fund alone or in combination with other assets under the management of GSAM and its affiliates. Institutional Shares of the Fund are offered to (a) banks, trust companies or other types of depository institutions investing for their own account or on behalf of their clients; (b) pension and profit sharing plans, pension funds and other company-sponsored benefit plans; (c) qualified non-profit organizations, charitable trusts, foundations and endowments; (d) any state, county, city or any instrumentality, department, authority or agency thereof; (e) corporations and other for-profit business organizations with assets of at least $100 million or publicly traded securities outstanding; (f) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (g) registered investment advisers who have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; and (h) accounts over which GSAM or its advisory affiliates have investment discretion. The minimum investment requirement may be waived at the discretion of the Company's officers. No minimum amount is required for subsequent investments.

OTHER PURCHASE INFORMATION

  The Funds reserve the right to redeem the Institutional Shares of any Institutional Shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of an Institutional Shareholder's account falls below the minimum account balance solely as a result of market conditions. The Trust will give sixty (60) days' prior written notice to Institutional Shareholders whose Institutional Shares are being redeemed to allow them to purchase sufficient additional Institutional Shares of a Fund to avoid such redemption.

  Banks, trust companies or other institutions through which investors acquire Institutional Shares may impose charges in connection with transactions in Institutional Shares. Such institutions should be consulted for information regarding such charges.

  The Funds and Goldman Sachs each reserves the right to reject or restrict any specific purchase order (including exchanges) by a particular purchaser (or group of related purchasers). This may occur, for example, when a purchaser's pattern of frequent purchases, sales or exchanges of Institutional Shares of a Fund is evident, or if purchases, sales or exchanges are, or a subsequent abrupt redemption might be, of a size that would disrupt management of the Funds.


                               EXCHANGE PRIVILEGE

  Institutional Shares of the Fund may be exchanged for (i) Institutional Shares of any other mutual fund sponsored by Goldman Sachs and designated as an eligible fund for this purpose and (ii) the corresponding class of any portfolio of a Goldman Sachs Money Market Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Goldman Sachs Equity Funds--Name of Fund and Class of Shares, c/o GSAM Shareholder Services, 4900 Sears Tower, Chicago, Illinois 60606 or, if previously elected in the Fund's Account Information Form, by telephone at 800-621-2550 (7:00 a.m. to 3:00 p.m. Chicago time). A shareholder should obtain and read the prospectus relating to any other fund and its shares or units and consider its investment objective, policies and applicable fees before making an exchange. Under the telephone exchange privilege, Institutional Shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemptions of Institutional Shares."

  In an effort to prevent unauthorized or fraudulent exchanges by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Institutional Shares" to confirm that such instructions are genuine. In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement. For federal income tax purposes, an exchange is treated as a sale of the Institutional Shares surrendered in the exchange on which an investor may realize a gain or loss, followed by a purchase of Institutional Shares, or the corresponding class of any portfolio of a Goldman Sachs Money Market Fund received in the exchange. Shareholders should consult their own tax adviser concerning the tax consequences of an exchange.

  Each exchange which represents an initial investment in a Fund must satisfy the minimum investment requirements of the fund into which the Institutional Shares are being exchanged, except that this requirement may be waived at the discretion of the officers of the Fund. Exchanges are available only in states where exchanges may legally be made. The exchange privilege may be modified or withdrawn at any time on sixty (60) days' written notice to Institutional Shareholders and is subject to certain limitations. See "Purchase of Institutional Shares."


                       REDEMPTION OF INSTITUTIONAL SHARES


  The Funds will redeem their Institutional Shares upon request of an Institutional Shareholder on any Business Day at the net asset value next determined after the receipt by the Transfer Agent of such request in proper form. See "Net Asset Value." If Institutional Shares to be redeemed were recently purchased by check, a

Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such Institutional Shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover of this Prospectus. An Institutional Shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Information Form accompanying this Prospectus. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemption request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Exchanges among accounts with different names, addresses and social security or other taxpayer identification numbers must be in writing and signed by an authorized person designated on the Account Information Form. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Funds, the Trust nor Goldman Sachs will be responsible for the authenticity of redemption or exchange instructions received by telephone.

  Written requests for redemptions must be signed by each Institutional Shareholder whose signature has been guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Institutional Shareholder's Account Information Form or, if the shareholder elects in writing, by check. Redemption proceeds paid by wire transfer will normally be wired on the next Business Day in Federal Funds (for a total one-day delay), but may be paid up to three (3) Business Days after receipt of a properly executed redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would originally be wired. Redemption proceeds paid by check will normally be mailed to the address of record within three
(3) Business Days of receipt of a properly executed redemption request. In order to change the bank designated on the Account Information Form to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs, neither the Funds, the Trust nor Goldman Sachs assumes any further responsibility for the performance of intermediaries or the Institutional Shareholder's bank in the transfer process. If a problem with such performance arises, the Institutional Shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by Goldman Sachs. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

                             ---------------------

                                APPENDIX



                  GUIDELINES FOR CERTIFICATION OF TAXPAYER
              IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the federal backup withholding tax on distributions, redemptions, exchanges and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). Backup withholding could also apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account established under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup withholding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such withholding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securities and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a completed Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withholding of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

[LOGO] Goldman Sachs

             GOLDMAN SACHS PORTFOLIOS -- ACCOUNT INFORMATION FORM

        This Account Information Form Should be Forwarded Promptly to Goldman, Sachs & Co. No Redemption Can be Made Prior to Its Receipt

Send to: Goldman Sachs Portfolios                  Master No. ________________
         4900 Sears Tower                                     Fund Use Only
         Chicago, IL 60606                                                    _
         1-800-621-2550                            Date: _____________________


[_] GOLDMAN SACHS -- MONEY MARKET FUND    [_] GOLDMAN SACHS GLOBAL INCOME FUND
    Fill in Portfolio(s):________________ [_] GOLDMAN SACHS CORE LARGE CAP
                                              GROWTH FUND
[_] GS -- ADJUSTABLE RATE GOVERNMENT FUND [_] GOLDMAN SACHS CORE U.S. EQUITY
                                              FUND
[_] GS -- SHORT-DURATION GOVERNMENT FUND  [_] GOLDMAN SACHS GROWTH AND INCOME
                                              FUND
[_] GS -- SHORT DURATION TAX-FREE FUND    [_] GOLDMAN SACHS GROWTH FUND
[_] GS -- CORE FIXED INCOME FUND          [_] GOLDMAN SACHS MID CAP EQUITY
                                              FUND
[_] GS -- HIGH YIELD FUND                 [_] GOLDMAN SACHS INTERNATIONAL
                                              EQUITY FUND
[_] OTHER                                 [_] GOLDMAN SACHS ASIA GROWTH FUND
    Class of Shares:_____________________ [_] GOLDMAN SACHS EMERGING MARKETS
                                              EQUITY FUND

A. ACCOUNT RECORD
-------------------------------------------------------------------------------

-------------------------------------     -------------------------------------
Name of Account                           Telephone Number


-------------------------------------     U.S. Citizen or
Street or P.O. Box                        Resident? Yes [_]  No [_]


-------------------------------------     If no is checked, fill in country of
City                 State      Zip       tax residence:


-------------------------------------     -------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -- Check appropriate box (see "Dividends" in
                                  Prospectus)
-------------------------------------------------------------------------------
Dividends (including net short-term capital gains) [_] Cash[_] Units/Shares
Net Long-Term Capital Gains Distributions          [_] Cash[_] Units/Shares
 Fill in Fund(s): ____________________
(If no box is checked, dividends and capital gains distributions will be reinvested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER
   CERTIFICATION
-------------------------------------------------------------------------------
Taxpayer Identification Number: ______________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certification of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

S I G N ------------------------------        ----------------------------------
        Signature                             Name (print) and Title (if any)
HERE



         ------------------------------       ----------------------------------
         Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------
[_] Goldman,Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares/units of the Fund into any fund described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request effected hereunder.

                                                      Continued on reverse side

E. REDEMPTION PLANS -- check one box only (see "Redemption of Units/Shares" in Prospectus)
-------------------------------------------------------------------------------
[_] I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of shares/units for the above account provided that the proceeds are transmitted to the following bank account(s) only. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

[_] I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (See section G). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of shares/units for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added on separate pages, if necessary
Number of Bank Account Destinations completed in Section E of this form: [_]

1) ___________________________________    3) ___________________________________
   Bank Name          Bank Routing No.       Bank Name          Bank Routing No.


 ------------------------------------      ------------------------------------
 Street Address                            Street Address


 ------------------------------------      ------------------------------------
 City                State      Zip        City                State      Zip


 ------------------------------------      ------------------------------------
 Account Name          Account No.         Account Name          Account No.


2) ___________________________________     4) __________________________________
   Bank Name           Bank Routing No.       Bank Name         Bank Routing No.


 ------------------------------------      ------------------------------------
 Street Address                            Street Address


 ------------------------------------      ------------------------------------
 City                State      Zip        City                State      Zip


 ------------------------------------      ------------------------------------
 Account Name         Account No.,         Account Name         Account No.,

[_] By Mail

F. SIGNATURE AUTHORIZATION
-------------------------------------------------------------------------------
By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investment, and the individual(s) signing on behalf of the undersigned represent and warrant that they are duly authorized to sign this application and to purchase and redeem Fund units/shares on behalf of the undersigned. THE UNDERSIGNED AFFIRMS THAT IT HAS RECEIVED AND REVIEWED A CURRENT FUND PROSPECTUS.

The undersigned understands that non-money market funds do not maintain a constant net asset value and further that a constant net asset value in money market funds is not guaranteed. As a result, the undersigned may experience a loss of principal on its investments.

Number of Signatures required to make changes to this form: [_]


S I G N
HERE
    ------------------------------        -------------------------------------
    Signature                             Name (print) and Title (if any)
                                                                       Date
                                          -------------------------------------
    ------------------------------                                     Date
    Signature
                                          -------------------------------------
    ------------------------------                                     Date
    Signature

G. SIGNATURE GUARANTEE
-------------------------------------------------------------------------------

-------------------------------------     Affix Guarantee Stamp Here
Signature Guaranteed By

-------------------------------------
Authorized Signature

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . . 800-621-2550


EQ1IS/6.5K/596
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           GOLDMAN SACHS EQUITY

                                   FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

INSTITUTIONAL SHARES



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A         +
+REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE + +SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY +
+OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT        +
+BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR + +THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE + +SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE + +UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF +
+ANY STATE.                                                                    +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++


               SUBJECT TO COMPLETION DATED FEBRUARY 14, 1997

PROSPECTUS
              GOLDMAN SACHS EQUITY FUNDS CLASS A AND B SHARES

May 1, 1997

GOLDMAN SACHS BALANCED FUND
  Seeks long-term capital growth and current income through investments in eq-uity and fixed income securities.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

  Seeks long-term growth of capital through investment in a broadly diversi-fied portfolio of large cap U.S. equity securities that are expected to have better prospects for earnings growth than the general domestic economy. Div-idend yield is a secondary consideration.

GOLDMAN SACHS CORE U.S. EQUITY FUND

  Seeks long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large cap and blue chip eq-uity securities representing all major sectors of the U.S. economy.

GOLDMAN SACHS GROWTH AND INCOME FUND
  Seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

GOLDMAN SACHS CAPITAL GROWTH FUND

  Seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appre-ciation potential.

GOLDMAN SACHS GROWTH FUND

  Seeks long-term growth of capital through a focused portfolio of investments in equity securities of companies that are considered to have long-term capital appreciation potential.

GOLDMAN SACHS INTERNATIONAL EQUITY FUND

  Seeks long-term capital appreciation through investments in equity securi-ties of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

GOLDMAN SACHS SMALL CAP EQUITY FUND
  Seeks long-term capital growth through investments in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.

GOLDMAN SACHS ASIA GROWTH FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of companies related (in the manner described herein) to Asian coun-tries.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
  Seeks long-term capital appreciation through investments in equity securi-ties of emerging country issuers.


  Goldman Sachs Asset Management ("GSAM"), New York, New York, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to the Balanced, CORE Large Cap Growth, Growth and Income, Growth and Small Cap Equity Funds. Goldman Sachs Funds Management, L.P. ("GSFM"), New York, New York, an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity (formerly the "Select Equity Fund") and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), London, England, an affiliate of Goldman Sachs, serves as investment adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. GSAM, GSFM and GSAMI are each referred to in this Prospectus as the "Investment Adviser." Goldman Sachs serves as each Fund's distributor and transfer agent.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                   (continued on next page)

(cover continued)

   A FUND'S INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS AND FOREIGN CURRENCIES ENTAIL CERTAIN RISKS NOT CUSTOMARILY ASSOCIATED WITH INVESTING IN SECURITIES OF U.S. ISSUERS QUOTED IN U.S. DOLLARS. IN PARTICULAR, THE SECURITIES MARKETS OF ASIAN, LATIN AMERICAN, EASTERN EUROPEAN AND AFRICAN AND OTHER EMERGING COUNTRIES IN WHICH THE BALANCED, INTERNATIONAL EQUITY, ASIA GROWTH AND EMERGING MARKETS EQUITY FUNDS INVEST ARE LESS LIQUID, SUBJECT TO GREATER PRICE VOLATILITY, HAVE SMALLER MARKET CAPITALIZATIONS, HAVE LESS GOVERNMENT REGULATION AND ARE NOT SUBJECT TO AS EXTENSIVE AND FREQUENT ACCOUNTING, FINANCIAL AND OTHER REPORTING REQUIREMENTS AS THE SECURITIES MARKETS OF MORE DEVELOPED COUNTRIES. FURTHER, INVESTMENT IN EQUITY SECURITIES OF ISSUERS LOCATED IN RUSSIA AND CERTAIN OTHER EMERGING COUNTRIES INVOLVES RISK OF LOSS RESULTING FROM PROBLEMS IN SHARE REGISTRATION AND CUSTODY, WHICH RISKS IS NOT NORMALLY ASSOCIATED WITH INVESTMENT IN MORE DEVELOPED COUNTRIES. THE FUNDS THAT INVEST IN FOREIGN SECURITIES AND EMERGING MARKETS ARE INTENDED FOR INVESTORS WHO CAN ACCEPT THE RISKS ASSOCIATED WITH THEIR INVESTMENTS AND MAY NOT BE SUITABLE FOR ALL INVESTORS. SEE "DESCRIPTION OF SECURITIES."

  This Prospectus provides information about Goldman Sachs Trust (the "Trust") and the Funds that a prospective investor should understand before investing. This Prospectus should be retained for future reference. A Statement of Additional Information (the "Additional Statement"), dated May 1, 1997, containing further information about the Trust and the Funds which may be of interest to investors, has been filed with the Securities and Exchange Commission ("SEC") is incorporated herein by reference in its entirety, and may be obtained without charge from Goldman Sachs by calling the telephone number, or writing to one of the addresses, listed on the back cover of this Prospectus.

                            TABLE OF CONTENTS

                                     PAGE
                                     ----
Fund Highlights.....................   3
Fees and Expenses...................   7
Financial Highlights................  11
Investment Objectives and Policies..  12
Description of Securities...........  19
Investment Techniques...............  24
Risk Factors........................  28
Investment Restrictions.............  30
Portfolio Turnover..................  30
Management..........................  30
Reports to Shareholders.............  36
How to Invest.......................  36

                                                                       PAGE
                                                                       ----
Services Available to Shareholders....................................  41
Distribution and Authorized Dealer Service Plans......................  44
How to Sell Shares of the Funds.......................................  45
Dividends.............................................................  47
Net Asset Value.......................................................  47
Performance Information...............................................  48
Shares of the Trust...................................................  49
Taxation..............................................................  49
Additional Information................................................  51
Appendix ............................................................. A-1
Account Application

                                FUND HIGHLIGHTS

   The following is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information contained herein.

  WHAT IS THE GOLDMAN SACHS TRUST?

   Goldman Sachs Trust is an open-end management investment company that offers its shares in several investment funds (mutual funds). Each Fund pools the monies of investors by selling its shares to the public and investing these monies in a portfolio of securities designed to achieve that Fund's stated investment objectives.

  WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

   Each Fund has distinct investment objectives and policies. There can be no assurance that a Fund's objectives will be achieved. For a complete description of each Fund's investment objectives and policies, see "Investment Objectives and Policies," "Description of Securities" and "Investment Techniques."

--------------------------------------------------------------------------------

   FUND NAMES      INVESTMENT OBJECTIVES       INVESTMENT CRITERIA          BENCHMARKS
 -------------    ------------------------   ----------------------  ------------------------
 BALANCED FUND    Long-term capital growth   Between 45% and 65% of   The Lehman Aggregate
                  and current income.        total assets in equity   Bond Index and the
                                             securities and at least  Standard & Poor's Index
                                             25% in fixed income      of 500 Common Stocks
                                             senior securities.       (the "S&P 500 Index")
---------------------------------------------------------------------------------------------
 CORE LARGE CAP   Long-term growth of        At least 90% of total    Russell 1000 Growth
 GROWTH FUND      capital                    assets in equity         Index
                  through investment in a    securities of U.S.
                  broadly diversified        issuers. The Fund's
                  portfolio of large cap     investments are
                  U.S. equity securities     selected using both
                  that are expected to       a variety of
                  have better prospects      quantitative techniques
                  for eanings growth than    and fundamental research
                  the                        in seeking to maximize
                  general domestic           the Fund's reward to
                  economy. Dividend yield    risk ratio. The Fund's
                  is a secondary             portfolio is designed
                  consideration.             to have risk, style,
                                             capitalization and
                                             industry characteristics
                                             similar to the Russell
                                             1000 Growth Index.
---------------------------------------------------------------------------------------------
 CORE U.S.        Long-term growth of        At least 90% of total    The S&P 500 Index
 EQUITY FUND      capital and dividend       assets in equity
                  income through             securities of U.S.
                  invesment in a broadly     issuers. The Fund's
                  diversified portfolio of   investments are
                  predominantly large        selected using both  a
                  cap and blue chip equity   variety of quantitative
                  securities representing    techniques and
                  all major sectors of       fundamental research
                  the U.S. economy.          which seek to maximize
                                             the Fund's reward to
                                             risk ratio. The Fund's
                                             portfolio is designed
                                             to have risk, style,
                                             capitalization and
                                             industry characteristics
                                             similar to the S&P 500
                                             Index.
---------------------------------------------------------------------------------------------

                                                                     (continued)

--------------------------------------------------------------------------------

   FUND NAME       INVESTMENT OBJECTIVES     INVESTMENT CRITERIA           BENCHMARK
 -------------    ----------------------   -----------------------  ----------------------
 GROWTH AND       Long-term growth of      At least 65% of total    The S&P 500 Index
 INCOME FUND      capital and growth of    assets in equity
                  income.                  securities that the
                                           Investment Adviser
                                           considers to have
                                           favorable prospects for
                                           capital appreciation
                                           and/or dividend paying
                                           ability.
------------------------------------------------------------------------------------------
 CAPITAL GROWTH   Long-term capital        At least 90% of total    The S&P 500 Index
 FUND             growth.                  assets in a diversified
                                           portfolio of equity
                                           securities (including
                                           convertible securities).
                                           The Investment Adviser
                                           considers long-term
                                           capital appreciation
                                           potential in selecting
                                           investments.
--------------------------------------------------------------------------------------------
 GROWTH FUND      Long-term capital        At least 90% of total    The S&P 500 Index
                  growth.                  assets in a focused
                                           portfolio of equity
                                           securities (including
                                           convertible securities).
                                           The Investment Adviser
                                           considers long-term
                                           capital appreciation
                                           potential in selecting
                                           investments.
--------------------------------------------------------------------------------------------
 INTERNATIONAL    Long-term capital        Substantially all, and   The FT/S&P Actuaries
 EQUITY FUND      appreciation.            at least 65%, of total   Europe & Pacific Index
                                           assets in equity         (unhedged)
                                           securities of companies
                                           organized outside
                                           the United States or
                                           whose securities are
                                           principally traded
                                           outside the United
                                           States. The Fund may
                                           invest in securities of
                                           issuers located in
                                           countries with emerging
                                           economies or securities
                                           markets and employ
                                           certain currency
                                           management techniques.
--------------------------------------------------------------------------------------------
 SMALL CAP        Long-term capital        At least 65% of total    The Russell 2000
 EQUITY FUND      growth.                  assets in equity
                                           securities of
                                           companies with public
                                           stock market
                                           capitalizations of $1
                                           billion or less at the
                                           time of investment.
                                           The Fund currently
                                           emphasizes investments
                                           in companies with
                                           public stock market
                                           capitalizations
                                           of $500 million or
                                           less at the time
                                           of investment.
--------------------------------------------------------------------------------------------
 ASIA GROWTH      Long-term capital        Substantially all, and   The Morgan Stanley
 FUND             appreciation.            at least 65%, of total   Capital International
                                           assets in equity         All Country Asia Free ex
                                           securities of companies  Japan Index
                                           in China, Hong
                                           Kong, India, Indonesia,
                                           Malaysia, Pakistan, the
                                           Philippines, Singapore,
                                           South Korea, Sri Lanka,
                                           Taiwan and Thailand.
                                           The Fund may employ
                                           certain currency
                                           management techniques.
--------------------------------------------------------------------------------------------
 EMERGING         Long-term capital        Substantially all, and   The Morgan Stanley
 MARKETS EQUITY   appreciation             at least 65%, of total   Capital International
 FUND                                      assets in equity         Emerging Markets Free
                                           securities of emerging   Index
                                           country issuers. The
                                           Fund may employ certain
                                           currency management
                                           techniques.

  WHAT ARE THE RISK FACTORS AND SPECIAL CHARACTERISTICS THAT I SHOULD CONSIDER BEFORE INVESTING?

   Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program. There can be no assurance that a Fund's investment objectives will be achieved. See "Risk Factors."

   Risk of Investments in Small to Medium Capitalization Companies. To the extent that a Fund invests in the securities and related financial instruments of small to medium sized market capitalization companies, a Fund may be exposed to a higher degree of risk and price volatility because such securities may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

   Foreign Risks. Investments in securities of foreign issuers and currencies involve risks that are different from those associated with investments in domestic securities. The risks associated with foreign investments and currencies include changes in relative currency exchange rates, political and economic developments, the imposition of exchange controls, confiscation and other governmental restrictions. Generally, there is less availability of data on foreign companies and securities markets as well as less regulation of foreign stock exchanges, brokers and issuers. A Fund's investments in emerging markets and countries involves greater risks than investments in the developed countries of Western Europe, the U.S., Canada, Australia, New Zealand and Japan. In addition, because the International Equity, Asia Growth and Emerging Markets Equity Funds invest primarily outside the U.S., these Funds may involve greater risks, since the securities markets of foreign countries are generally less liquid and subject to greater price volatility. The securities markets of emerging countries, including those in Asia, Latin America, Eastern Europe and Africa are marked by high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors.

   Other. A Fund's use of certain investment techniques, including derivatives, forward contracts, options and futures, will subject the Fund to greater risk than funds that do not employ such techniques.

  WHO MANAGES THE FUNDS?

   Goldman Sachs Asset Management serves as Investment Adviser to the Balanced, CORE Large Cap Growth, Growth and Income, Growth and Small Cap Equity Funds. Goldman Sachs Funds Management, L.P. serves as Investment Adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International serves as Investment Adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. As of April , 1997, the Investment Advisers, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $ billion.

  WHO DISTRIBUTES THE FUND'S SHARES?

   Goldman Sachs acts as distributor of each Fund's shares.

  WHAT IS THE MINIMUM INVESTMENT?

                                                                  MINIMUM
                                                            --------------------
                                                            INITIAL
                                                            PURCHASE ADDITIONAL
  TYPE OF PURCHASE                                           AMOUNT  INVESTMENTS
  ----------------                                          -------- -----------
  Regular Purchases........................................  $1,000      $50
  Tax-Sheltered Retirement Plans...........................  $  250      $50
  Automatic Investment Plan................................  $   50      $50

   For further information, see "How to Invest--How to Buy Shares of the
 Funds" on page   .

  HOW DO I PURCHASE SHARES?

   You may purchase shares of the Funds through Goldman Sachs and certain investment dealers, including members of the National Association of Securities Dealers, Inc. (the "NASD") and certain other financial service firms that have sales agreements with Goldman Sachs ("Authorized Dealers").
 See "How to Invest" on page   .

  WHAT ARE MY PURCHASE ALTERNATIVES?

   The Funds offer two classes of shares through this Prospectus which may be purchased at the next determined net asset value ("NAV") plus a sales charge, which, depending on the class of shares you choose for investment, may be imposed either at the time of purchase (Class A shares) or on a contingent deferred basis at the time of redemption (Class B shares). Direct purchases of $1 million or more of Class A shares will be sold without an initial sales charge and will be subject to a contingent deferred sales charge at the time of certain redemptions.

                              MAXIMUM FRONT           MAXIMUM CONTINGENT
   ALL FUNDS                 END SALES CHARGE       DEFERRED SALES CHARGE
   ---------                 ----------------       ---------------------
   Class A..................       5.5%                  (See above)
   Class B..................        N/A       5% declining to 0% after six years

   Over time, the deferred sales charge and distribution fees attributable to Class B shares will exceed the initial sales charge and the distribution fees attributable to Class A shares. See "How to Invest--Alternative
 Purchase Arrangements" on page   .

  HOW DO I SELL MY SHARES?

   You may redeem shares upon request on any Business Day, as defined under "Additional Information," at the net asset value next determined after receipt of such request in proper form, subject to any applicable contingent deferred sales charge. See "How to Sell Shares of the Funds."

  HOW DO I RECEIVE DIVIDENDS AND DISTRIBUTIONS?


                                       INVESTMENT INCOME DIVIDENDS CAPITAL GAINS
  FUND                                      DECLARED AND PAID      DISTRIBUTIONS
  ----                                 --------------------------- -------------
  Balanced............................          Quarterly            Annually
  CORE Large Cap Growth...............           Annually            Annually
  CORE U.S. Equity....................           Annually            Annually
  Growth and Income...................          Quarterly            Annually
  Capital Growth......................           Annually            Annually
  Growth..............................           Annually            Annually
  International Equity................           Annually            Annually
  Small Cap Equity....................           Annually            Annually
  Asia Growth.........................           Annually            Annually
  Emerging Markets Equity.............           Annually            Annually

   You may receive dividends in additional shares of the same class of the Fund in which you have invested or you may elect to receive cash, shares of the same class of other mutual funds sponsored by Goldman Sachs (the "Goldman Sachs Funds") or ILA Service Units of the Prime Obligations Portfolio or the Tax-Exempt Diversified Portfolio, if you hold Class A shares of a Fund, or ILA Class B Units of the Prime Obligations Portfolio, if you hold Class B shares of a Fund (the "ILA Portfolios"). For further information concerning dividends, see "Dividends."

                               FEES AND EXPENSES

                                                                                             GROWTH
                                                     CORE             CORE U.S.                AND
                             BALANCED              LARGE CAP           EQUITY                INCOME
                               FUND               GROWTH FUND           FUND                  FUND
                          ------------------    ------------------ ------------------    ------------------
                          CLASS A    CLASS B    CLASS A    CLASS B CLASS A    CLASS B    CLASS A    CLASS B
                          -------    -------    -------    ------- -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..    5.5%/1/   none        5.5%/1/   none     5.5%/1/   none        5.5%/1/   none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   none       none       none       none    none       none       none       none
 Maximum Deferred Sales
  Charge................   none/1/     5.0%      none/1/     5.0%   none/1/     5.0%      none/1/     5.0%
 Redemption Fees/2/.....   none       none       none       none    none       none       none       none
 Exchange Fees/2/.......   none       none       none       none    none       none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after
  applicable
  limitations)..........   0.65%      0.65%      0.60%      0.60%   0.59%/6/   0.59%/6/   0.70%      0.70%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)..........   0.00%/3/   0.75%      0.00%      0.75%   0.21%/3/   0.75%      0.00%/3/   0.75%
Other Expenses:
 Authorized Dealer
  Service Fees..........   0.25%      0.25%      0.25%      0.25%   0.25%      0.25%      0.25%      0.25%
 Other Expenses (after
  applicable
  limitations)..........   0.10%/4/   0.10%/4/   0.05%      0.05%   0.14%/6/   0.14%/6/   0.27%/6/   0.27%/6/
                           ----       ----       ----       ----    ----       ----       ----       ----
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)...   1.00%/5/   1.75%/5/   0.90%      1.65%   1.19%/6/   1.73%/6/   1.22%/6/   1.97%/6/
                           ====       ====       ====       ====    ====       ====       ====       ====
                              CAPITAL
                              GROWTH
                               FUND
                          ---------------------
                          CLASS A    CLASS B
                          ---------- ----------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..    5.5%/1/   none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   none       none
 Maximum Deferred Sales
  Charge................   none/1/     5.0%
 Redemption Fees/2/.....   none       none
 Exchange Fees/2/.......   none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after
  applicable
  limitations)..........   1.00%      1.00%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)..........   0.00%/3/   0.75%
Other Expenses:
 Authorized Dealer
  Service Fees..........   0.25%      0.25%
 Other Expenses (after
  applicable
  limitations)..........   0.14%      0.14%
                          ---------- ----------
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)...   1.39%/5/   2.14%/5/
                          ========== ==========

                                                                        SMALL                                     EMERGING
                                                  INT'L                  CAP                  ASIA                 MARKETS
                              GROWTH             EQUITY                EQUITY                GROWTH                EQUITY
                               FUND               FUND                  FUND                  FUND                  FUND
                          ------------------ ------------------    ------------------    ------------------    ------------------
                          CLASS A    CLASS B CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B    CLASS A    CLASS B
                          -------    ------- -------    -------    -------    -------    -------    -------    -------    -------
SHAREHOLDER TRANSACTION EXPENSES:
 Maximum Sales Charge
  Imposed on Purchases..    5.5%/1/   none     5.5%/1/   none        5.5%/1/   none        5.5%/1/   none        5.5%/1/   none
 Maximum Sales Charge
  Imposed on Reinvested
  Dividends.............   none       none    none       none       none       none       none       none       none       none
 Maximum Deferred Sales
  Charge................   none/1/     5.0%   none/1/     5.0%      none/1/     5.0%      none/1/     5.0%      none/1/     5.0%
 Redemption Fees/2/.....   none       none    none       none       none       none       none       none       none       none
 Exchange Fees/2/.......   none       none    none       none       none       none       none       none       none       none
ANNUAL FUND OPERATING EXPENSES:
 (as a percentage of average net assets)
 Management Fees (after
  applicable
  limitations)..........   0.75%      0.75%   0.86%/6/   0.86%/6/   1.00%      1.00%      0.86%/6/   0.86%/6/   1.10%      1.10%
 Distribution (Rule
  12b-1) Fees (after
  applicable
  limitations)..........   0.10%      0.75%   0.21%/3/   0.75%      0.00%/3/   0.75%      0.21%/3/   0.75%      0.25%      0.75%
Other Expenses:
 Authorized Dealer
  Service Fees..........   0.25%      0.25%   0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%      0.25%
 Other Expenses (after
  applicable
  limitations)..........   0.24%      0.24%   0.36%/6/   0.36%/6/   0.30%      0.30%      0.34%/6/   0.34%/6/   0.30%      0.30%
                           ----       ----    ----       ----       ----       ----       ----       ----       ----       ----
TOTAL FUND OPERATING
 EXPENSES (AFTER FEE AND
 EXPENSE LIMITATIONS)...   1.34%      1.99%   1.68%/6/   2.22%/6/   1.55%/5/   2.30%/5/   1.66%/6/   2.20%/6/   1.90%      2.40%
                           ====       ====    ====       ====       ====       ====       ====       ====       ====       ====

EXAMPLE

  You would pay the following expenses on a hypothetical $1,000 investment (including the maximum sales charge) assuming (i) a 5% annual return and (ii) redemption at the end of each time period.

    FUND                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
    ----                                         ------ ------- ------- --------
Balanced Fund
 Class A Shares................................   $      $       $        $
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
CORE Large Cap Growth Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
CORE U.S. Equity Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
Growth and Income Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
Capital Growth Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
Growth Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
International Equity Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
Small Cap Equity Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
Asia Growth Fund
 Class A Shares................................
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................
 --Assuming no redemption......................
Emerging Markets Equity Fund
 Class A Shares................................                   n/a      n/a
 Class B Shares
 --Assuming complete redemption at end of peri-
  od...........................................                   n/a      n/a
 --Assuming no redemption......................                   n/a      n/a

The hypothetical example assumes that a contingent deferred sales charge will not apply to redemptions of Class A shares within the first 18 months. Class B shares convert to Class A shares eight years after purchase; therefore, Class A expenses are used in the hypothetical example after year eight.

--------
/1As/a percentage of the offering price. No sales charge is imposed on purchases of Class A shares by certain classes of investors. A contingent deferred sales charge of 1.00% is imposed on certain redemptions of Class A shares sold without an initial sales charge as part of an investment of $1 million or more. See "How to Invest--Offering Price."

/2A/transaction fee of $7.50 may be charged for redemption proceeds paid by wire. In addition to free reinvestments of dividends and distributions in shares of other Goldman Sachs Funds or units of the ILA Portfolios and free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve month period. A fee of $12.50 may be charged for each subsequent exchange during such period. See "How to Invest--Exchange Privilege."

/3Goldman/Sachs voluntarily has agreed to waive the entire distribution fee attributable to Class A shares of the Balanced, Growth and Income, Capital Growth and Small Cap Equity Funds. In addition, Goldman Sachs voluntarily has agreed to waive a portion of the distribution fee attributable to Class A shares of the CORE Large Cap Growth, CORE U.S. Equity, Growth, International Equity and Asia Growth Funds. Goldman Sachs has no current intention of modifying or discontinuing such limitations but may do so in the future at its discretion. Without this waiver, the distribution fees payable by these Funds would be 0.25% annually of average daily net assets attributable to the Class A shares and the Funds' Total Operating Expenses attributable to the Class A shares would be correspondingly higher.

/4The/Investment Adviser has voluntarily agreed to reduce or limit certain
  "Other Expenses" of the following Funds (excluding management, distribution and authorized dealer service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) and with the exception of the Balanced and CORE Large Cap Growth Funds, transfer agency fees. The Investment Adviser has no current intention of modifying or discontinuing such limitation but may do so in the future at its discretion.

                                                         OTHER   TRANSFER AGENCY
                                                        EXPENSES      FEES
                                                        -------- ---------------
      Balanced.........................................     %            %
      CORE Large Cap Growth............................     %            %
      CORE U.S. Equity.................................     %            %
      Growth and Income................................     %            %
      Growth...........................................     %            %
      Capital Growth...................................     %            %
      International Equity.............................     %            %
      Small Cap Equity.................................     %            %
      Asia Growth......................................     %            %
      Emerging Markets Equity..........................     %            %

/5Based/on estimated amounts for the current fiscal year. The Investment
  Advisers and GSAM have voluntarily agreed to limit their management fees to the following, respectively (as a percentage of average daily net assets):

                                                                 MANAGEMENT FEES
                                                                 ---------------
      Balanced..................................................          %
      CORE Large Cap Growth.....................................          %
      CORE U.S. Equity..........................................          %
      Growth and Income.........................................          %
      Growth....................................................          %
      Capital Growth............................................          %
      International Equity......................................          %
      Small Cap Equity..........................................          %
      Asia Growth...............................................          %
      Emerging Markets Equity...................................          %

 The Investment Advisers and GSAM have no current intention of modifying or discontinuing any of such limitations but may do so in the future at their discretion.

/6Based/on estimated amounts for the current fiscal year. If Goldman Sachs and the Investment Advisers had not agreed to the limits described above, the "Management Fees," "Distribution Fees," "Other Expenses" and "Total Operating Expenses," respectively, of the following Funds would be (as a percentage of average daily net assets) as follows:

                                 MANAGEMENT     DISTRIBUTION        OTHER      TOTAL OPERATING
                                    FEES            FEES          EXPENSES        EXPENSES
                               --------------- --------------- --------------- ---------------
                               CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B
                               ------- ------- ------- ------- ------- ------- ------- -------
     Balanced................   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     CORE Large Cap Growth...   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     CORE U.S. Equity........   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Growth and Income.......   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Growth..................   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Capital Growth..........   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     International Equity....   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Small Cap Equity........   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Asia Growth.............   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Emerging Markets Equity.   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %

 See "Management--Investment Advisers" and "Distribution and Authorized Dealer Service Plans."

 The annual "Management Fees," "Distribution Fees," "Other Expenses" and "Total Operating Expenses," respectively, incurred by the Class A shares and Class B shares of these Funds during the fiscal year ended January 31, 1997 (expressed as a percentage of average daily net assets after fee adjustments) were as follows:

                                 MANAGEMENT     DISTRIBUTION        OTHER      TOTAL OPERATING
                                    FEES            FEES          EXPENSES        EXPENSES
                               --------------- --------------- --------------- ---------------
                               CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B
                               ------- ------- ------- ------- ------- ------- ------- -------
     Balanced................   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     CORE Large Cap Growth...   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     CORE U.S. Equity........   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Growth and Income.......   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Growth..................   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Capital Growth..........   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     International Equity....   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Small Cap Equity........   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Asia Growth.............   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %
     Emerging Markets Equity.   0.  %    .  %   0.  %    .  %   0.  %    .  %   0.  %    .  %

  The information with respect to the Funds set forth in the foregoing table and hypothetical example relates only to Class A and B shares. The CORE Large-Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds, but not the other Funds, also offer Institutional and Service Shares, which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services than Class A shares and Class B shares. Information regarding Institutional and Service Shares may be obtained from your sales representative or from Goldman Sachs by calling the number on the back cover page of this Prospectus. Because of the Distribution Plans, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD's rules regarding investment companies.

  The purpose of the foregoing table is to assist investors in understanding the various fees and expenses of a Fund that an investor will bear directly or indirectly. The information on the fees and expenses included in the table and hypothetical example above are based on estimated fees and expenses for the current fiscal year and should not be considered as representative of past or future expenses. Actual fees and expenses may be greater or less than those indicated. Moreover, while the example assumes a 5% annual return, a Fund's actual performance will vary and may result in an actual return greater or less than 5%. See "Management--Investment Advisers."

                             FINANCIAL HIGHLIGHTS

         SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  The following data with respect to a share (of the Class specified) of the
Funds outstanding during the period(s) indicated has been audited by         ,
independent public accountants, as indicated in their report incorporated by reference into the Additional Statement from the Annual Report to shareholders for the Funds for the year ended January 31, 1997 (the "Annual Report"). This information should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Additional Statement. The Annual Report also contains performance information and is available upon request and without charge by calling the telephone number or writing to one of the addresses on the back cover of this Prospectus. During the periods shown, the Trust did not offer the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds. Accordingly, there are no financial highlights for these Funds.

                      INVESTMENT OBJECTIVES AND POLICIES

  The investment objectives and principal investment policies of each Fund are described below. Other investment practices and management techniques, which involve certain risks are described under "Description of Securities," "Risk Factors" and "Investment Techniques." There can be no assurance that a Fund's investment objectives will be achieved.

  The Investment Advisers may purchase for the Funds common stocks, preferred stocks, interests in real estate investment trusts, convertible debt obligations, convertible preferred stocks, equity interests in trusts, partnerships, joint ventures and similar enterprises, warrants and stock purchase rights of companies ("equity securities"). In choosing a Fund's securities, the Investment Advisers utilize first-hand fundamental research, including visiting company facilities to assess operations and to meet decision-makers. The Investment Advisers may also use a macro analysis of numerous economic and valuation variables to determine and anticipate changes in company earnings and the overall investment climate. The Investment Advisers are able to draw on the research and market expertise of the Goldman Sachs Global Investment Research Department and other affiliates of the Investment Advisers as well as information provided by other securities dealers. Equity securities in a Fund's portfolio will generally be sold when the Investment Adviser believe that the market price fully reflects or exceeds the securities' fundamental valuation or when other more attractive investments are identified.

  Value Style Funds. The Goldman Sachs Growth and Income, Small Cap Equity and the equity portion of the Balanced Funds are managed using a value oriented approach. The Investment Adviser evaluates securities using fundamental analysis and intends to purchase equity securities that are, in its view, underpriced relative to a combination of such companies' long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting the Investment Adviser's view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the market position of the company in the markets in which it operates, the level of the company's financial leverage and the sustainable return on capital invested in the business. The Funds may also purchase securities of companies that have experienced difficulties and that, in the opinion of the Investment Adviser, are available at attractive prices.

  Growth Style Funds. The Goldman Sachs Capital Growth, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds are managed using a growth oriented approach. Equity securities for these Funds are selected based on their prospects for above average growth. The Investment Advisers will select securities of growth companies trading in the Investment Advisers' opinion, at a reasonable price relative to other industries, competitors and historical price/earnings multiples. These Funds will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, or, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value per share is thought to be undervalued. In order to determine whether a security has favorable growth prospects, the Investment Advisers will ordinarily look for one or more of the following characteristics in relation to the security's prevailing price: prospects for above average sales and earnings growth per share; high return on invested capital; free cash flow generation; sound balance sheet, financial and accounting policies, and overall financial strength; strong competitive advantages; effective research, product development, and marketing; pricing flexibility; strength of management; and general operating characteristics that will enable the company to compete successfully in its marketplace.

  Quantitative Style Funds. The CORE Large Cap Growth and CORE U.S. Equity Funds are managed using both quantitative and fundamental techniques. CORE is an acronym for "Computer-Optimized, Research-Enhanced," which encapsulates the Fund's investment process. Equity securities are evaluated using both a proprietary quantitative multifactor model and the investment opinions of Goldman Sachs' research analysts. The Investment Adviser then uses computerized optimization techniques to construct diversified portfolios consisting of stocks that are highly rated both by the Investment Adviser's proprietary multifactor model and by Goldman Sachs' research analysts. The optimizer seeks to balance expected returns against portfolio risk in an effort to find the portfolio with the optimal risk to reward trade-off relative to the Fund's investment objectives.

 BALANCED FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth and current income. The Fund seeks capital appreciation primarily through the equity component of its portfolio while investing in fixed income securities primarily to provide income for regular quarterly dividends.

  Primary Investment Focus. The Fund invests, under normal circumstances, between 45% and 65% of its total assets in equity securities. The Fund also invests at least 25% of its total assets in fixed income senior securities and the remainder of its assets in equity securities, other fixed income securities and cash. The percentage of the portfolio invested in equity and fixed income securities will vary from time to time as the Investment Adviser evaluates their relative attractiveness based on market valuations, economic growth and inflation prospects. This is subject to the Fund's intention to pay regular quarterly dividends. The amount of quarterly dividends can also be expected to fluctuate in accordance with factors such as prevailing interest rates and the percentage of the Fund's assets invested in fixed-income securities.

  Other. Although the Fund's equity investments consist primarily of publicly traded U.S. securities, the Fund may invest up to 10% of its total assets in the equity securities of foreign issuers, including issuers in countries with emerging markets and economies and equity securities quoted in foreign currencies. A portion of the Fund's portfolio of equity securities may be selected primarily to provide current income. Equity securities selected to provide current income may include interests in real estate investment trusts, convertible securities, preferred stocks, utility stocks and interests in limited partnerships.

  The Fund's fixed income securities primarily include securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, corporations or other entities, mortgage-backed and asset-backed securities, municipal securities and custodial receipts. The Fund may also invest in debt obligations (U.S. dollar and non-U.S. dollar denominated) issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities and foreign corporations or other entities. Such securities shall collectively be referred to herein as "fixed income securities." The Fund's investments in fixed income securities that are issued by foreign issuers, including issuers in countries with emerging markets may not exceed 10% of the Fund's total assets. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities", "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 CORE LARGE CAP GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital through investment in a broadly diversified portfolio of large cap U.S. equity securities that are expected to have better prospects for earnings growth than the general domestic economy. Dividend yield is a secondary consideration.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Investment Adviser emphasizes a company's growth prospects in analyzing equity securities to be purchased by the Fund. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the Russell 1000 Growth Index. The Fund may invest only in those in fixed income securities that are considered cash equivalents.

  Investment Process. The Investment Adviser begins with a universe consisting primarily of blue chip and other large capitalization equity securities. The Investment Adviser uses a proprietary multifactor model (the "Multifactor Model") to assign each equity security a rating, and, if the security is followed by the Goldman Sachs Global Investment Research Department (the "Research Department"), a second rating is assigned based upon the Research Department's evaluation. In selecting securities for the Fund, the Investment Adviser utilizes optimization models to evaluate the ratings assigned by the Multifactor Model and the Research Department to build a diversified portfolio. This portfolio is primarily comprised of securities rated highest by the Investment Adviser's Multifactor Model and research analysts and has risk characteristics and industry weightings similar to those of the Russell 1000 Growth Index. Companies in which the Fund will invest are intended to have above-average capitalization, volatility and earnings growth expectations and below-average dividend yields. Under normal conditions, the securities of any one issuer may not exceed 5% of the Fund's total assets.

  Multifactor Model. The Multifactor Model is a sophisticated computerized rating system for valuing equity securities according to fundamental investment characteristics. The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts, and cover measures of value, growth, momentum and risk (e.g., price/earnings ratio, book/price ratio, growth forecasts, earnings estimate revisions, price momentum, price, volatility and earnings stability). All of the factors used in the Multifactor Model have been shown to significantly impact the performance of equity securities. The weightings assigned to the factors are derived using a statistical formulation that considers each factor's historical performance in different market environments. As such, the Multifactor Model is designed to evaluate each security using only the factors that are statistically related to returns in the anticipated market environment. Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, they possess an attractive combination of investment characteristics.

  Research Department. In assigning ratings, the Research Department uses a four category rating system ranging from "recommended for purchase" to "likely to underperform." The ratings reflect the analysts' final judgment as to the investment results of a specific security and incorporates the economic outlook, valuation, risk and a variety of other factors. By employing both a quantitative (i.e., the Multifactor Model) and a qualitative (i.e., the analyst's ratings) method of selecting securities, the Fund seeks to capitalize on the strengths of each discipline.

 CORE U.S. EQUITY FUND (FORMERLY, THE "SELECT EQUITY FUND")

  Objective: The Fund's investment objective is to provide investors with long-term growth of capital and dividend income through investment in a broadly diversified portfolio of predominantly large cap and blue chip equity securities representing all major sectors of the U.S. economy.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities. The Fund may invest in equity securities of foreign issuers that are traded in the United States and that comply with U.S. accounting standards. The Fund seeks to achieve its investment objective by investing in a portfolio of equity securities selected using both a variety of quantitative techniques and fundamental research and in seeking to maximize the Fund's reward to risk ratio. The Fund's portfolio is designed to have risk, style, capitalization and industry characteristics similar to the those of the S&P 500 Index. The Fund will seek to have broad representation in most major sectors of the U.S. economy and be comprised of companies with above average capitalizations, average growth prospects, and average dividend yields. The Fund may invest only in those fixed income securities that are considered cash equivalents.

  For a description of the investment process of the Fund, see "Investment Process," "Multifactor Model" and "Research Department" under "CORE LARGE CAP GROWTH FUND."

 GROWTH AND INCOME FUND

  Objectives. The Growth and Income Fund's investment objectives are to provide investors with long-term growth of capital and growth of income.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities that the Investment Adviser considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

  Other. The Fund may invest up to 35% of its total assets in fixed income securities that, in the opinion of the Investment Adviser, offer the potential to further the Fund's investment objectives. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 CAPITAL GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities (including convertible securities). The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

  Other. Up to 10% of the Fund's total assets may be invested in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term growth of capital.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 90% of its total assets in equity securities (including convertible securities). The Fund seeks to achieve its investment objective by investing primarily in a focused portfolio of equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential. Although the Fund is a diversified fund, the Investment Adviser expects to concentrate the Fund's investments in a focused number of issuers.

  Other. Up to 10% of the Fund's total assets may be invested in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 INTERNATIONAL EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund's assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of companies located in the developed countries in Western Europe and in Japan. However, the Fund may also invest in the securities of issuers located in the following countries: Argentina, Australia, Bangladesh, Brazil, Canada, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, New Zealand, Nigeria, Pakistan, the Philippines, Poland, The Republic of Slovakia, Singapore, South Korea, Sri Lanka, South Africa, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described below under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Markets," which are not present in investments in more developed countries.

  Other. The Fund may employ certain currency techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities", "Investment Techniques" and "Risk Factors." Up to 35% of the Fund's total assets may be invested in fixed income securities.

 SMALL CAP EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital growth.

  Primary Investment Focus. The Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment. However, the Fund currently emphasizes investments in companies with public stock market capitalizations of $500 million or less at the time of investment. Under normal circumstances, the Fund's investment horizon for ownership of stocks will be two to three years. Dividend income, if any, is an incidental consideration.

  Small Capitalization Companies. The Fund invests in companies which the Investment Adviser believes are well managed niche businesses that have the potential to achieve high or improving returns on capital and/or above average sustainable growth. The Fund may invest in securities of small market capitalization companies which may have experienced financial difficulties. Investments may also be made in companies that are in the early stages of their life and that the Investment Adviser believes have significant growth potential. The Investment Adviser believes that the companies in which the Fund may invest offer greater opportunity for growth of capital than larger, more mature, better known companies. However, investments in such small market capitalization companies involve special risks. See "Description of Securities" and "Risk Factors."

  Other. The Fund may invest in the aggregate up to 35% of its total assets in the equity securities of companies with public stock market capitalizations in excess of $1 billion and in fixed income securities. In addition, although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets in foreign securities, including securities of issuers in countries with emerging markets and economies and securities quoted in foreign currencies.

 ASIA GROWTH FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in one or more of the Asian countries, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more of the Asian countries, (iii) they maintain 50% or more of their assets in one or more of the Asian countries, or (iv) they are organized under the laws of one of the Asian countries. The Fund seeks to achieve its objective by investing primarily in equity securities of Asian companies which are considered by the Investment Adviser to have long-term capital appreciation potential. Many of the countries in which the Fund may invest have emerging markets or economies which involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Countries," which are not present in investments in more developed countries. The Fund may purchase equity securities of issuers that have not paid dividends on a timely basis, securities of companies that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. issuers quoted in U.S. dollars. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  The Fund may allocate its assets among the Asian countries as determined from time to time by the Investment Adviser. For purposes of the Fund's investment policies, Asian countries are China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, South Korea, Sri Lanka, Taiwan and Thailand as well as any other country in the Asian region (other than Japan) to the extent that foreign investors are permitted by applicable law to make such investments. Allocation of the Fund's investments will depend upon the relative attractiveness of the Asian markets and particular issuers. Concentration of the Fund's assets in one or a few of the Asian countries and Asian currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments." The Fund may invest up to 35% of its total assets in equity securities of issuers in other countries, including Japan, and in fixed income securities.

 EMERGING MARKETS EQUITY FUND

  Objective. The Fund's investment objective is to provide investors with long-term capital appreciation.

  Primary Investment Focus. The Fund invests, under normal market circumstances, substantially all, and at least 65%, of its total assets in equity securities of Emerging Country issuers. For purposes of the Fund's investment policies, Emerging Countries are countries with economies or securities markets that are considered by the Investment Adviser not to be fully developed. The Investment Adviser may consider, but is not bound by, classifications by the World Bank, the International Finance Corporation or the United Nations and its agencies in determining whether a country is emerging or developed. Currently, Emerging Countries include among others, most Latin American, African, Asian and Eastern European nations. The Investment Adviser currently intends that the Fund's investment focus will be in the following Emerging Countries: Argentina, Botswana, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jordan, Kenya, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, Singapore, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. At the Investment Adviser's discretion, the Fund may invest in other Emerging Countries.

  An Emerging Country issuer is any entity that satisfies at least one of the following criteria: (i) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more Emerging Countries,
(ii) it is organized under the laws of, or has a principal office in, an Emerging Country, (iii) it maintains 50% or more of its assets in one or more of the Emerging Countries or (iv) the principal securities trading market for a class of its securities is in an Emerging Country.

  Investments in Emerging Countries involve certain risks as described under "Risk Factors--Special Risks of Investments in the Asian and Other Emerging Countries," which are not present in investments in more developed countries. The Fund may purchase privately placed equity securities, equity securities of companies that are in the process of being privatized by foreign governments, securities of issuers that have not paid dividends on a timely basis, equity securities of issuers that have experienced difficulties, and securities of companies without performance records.

  Other. The Fund may employ certain currency management techniques to seek to hedge against currency exchange rate fluctuations or to seek to increase total return. When used to seek to enhance return, these management techniques are considered speculative. Such currency management techniques involve risks different from those associated with investing solely in securities of U.S. dollar-denominated securities of U.S. issuers. To the extent that the Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Fund's net currency positions may expose it to risks independent of its securities positions. See "Description of Securities," "Investment Techniques" and "Risk Factors."

  Under normal circumstances, the Fund maintains investments in at least six Emerging Countries and will not invest more than 35% of its total assets in securities of issuers in any one Emerging Country. Allocation of the Fund's investments will depend upon the relative attractiveness of the Emerging Country markets and particular issuers. The Investment Adviser used the value based approach discussed above in selecting particular industries and issuers. In addition, macro-economic factors and the portfolio manager's and Goldman Sachs economists' views of the relative attractiveness of Emerging Countries and currencies are considered in allocating the Fund's assets among Emerging Countries. Concentration of the Fund's assets in one or a few Emerging Countries and currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated. See "Description of Securities--Foreign Investments" and "Risk Factors." The Fund may invest in the aggregate up to 35% of its total assets in (i) fixed income securities of private and governmental Emerging Country issuers, (ii) equity and fixed income securities of issuers in developed countries and (iii) temporary investments.


                           DESCRIPTION OF SECURITIES

CONVERTIBLE SECURITIES

  Each Fund may invest in convertible securities, including debt obligations and preferred stock of the issuer convertible at a stated exchange rate into common stock of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. In evaluating a convertible security, the Investment Adviser will give primary emphasis to the attractiveness of the underlying common stock. The convertible debt securities in which the Balanced Fund invests will be rated, at the time of investment, B or better by Standard & Poor's Ratings Group ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or if unrated by such rating organizations, determined to be of comparable quality by the Investment Adviser. The convertible securities, in which the CORE Large Cap Growth and CORE U.S. Equity Funds invest, are not subject to any minimum rating criteria. The convertible debt securities in which the other Funds may invest are subject to the same rating criteria as a Fund's investments in non-convertible debt securities. Convertible debt securities are equity investments for purposes of each Fund's investment policies.

FOREIGN INVESTMENTS

  FOREIGN SECURITIES. Investments in foreign securities may offer potential benefits that are not available from investments exclusively in equity securities of domestic issuers quoted in U.S. dollars. Foreign countries may have economic policies or business cycles different from those of the U.S. and markets for foreign securities do not necessarily move in a manner parallel to U.S. markets.

  Investing in the securities of foreign issuers involves risks that are not typically associated with investing in equity securities of domestic issuers quoted in U.S. dollars. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

  Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a U.S. issuer. In addition, there is generally less government regulation of foreign markets, companies and securities dealers than in the U.S. Foreign securities markets may have substantially less volume than U.S. securities markets and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers. Furthermore, with respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, political or social instability or diplomatic developments which could affect investments in those countries.

  INVESTMENTS IN ADRS, EDRS AND GDRS. Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), and each Fund, other than the CORE Large Cap Growth and CORE U.S. Equity Funds, may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts"). ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States on exchanges or over-the-counter and are sponsored and issued by domestic banks. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security. To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored Depository Receipts), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions, such as stock splits or rights offerings involving the foreign issuer, in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depository Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depository Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depository Receipt and the underlying securities are quoted. However, by investing in Depository Receipts, such as ADRs, that are quoted in U.S. dollars, a Fund will avoid currency risks during the settlement period for purchases and sales.

  FOREIGN CURRENCY TRANSACTIONS. Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may have currency exposure independent of their securities positions, the value of the assets of a Fund as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. A Fund may, to the extent it invests in foreign securities, purchase or sell forward foreign currency exchange contracts for hedging purposes and to seek to protect against anticipated changes in future foreign currency exchange rates. In addition, the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may enter into such contracts to seek to increase total return when the Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When entered into to seek to enhance return, forward foreign currency exchange contracts are considered speculative. The Balanced, International Equity,

Asia Growth and Emerging Markets Equity Funds may also engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the Investment Adviser determines that there is a pattern of correlation between the two currencies. If a Fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose or the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds enter into forward foreign currency exchange contracts to sell foreign currency to seek to increase total return, the Fund will be required to place cash or liquid assets, as permitted by applicable law, in a segregated account with the Fund's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. The Fund will incur costs in connection with conversions between various currencies. A Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

  Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments authorized for use by the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds, offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange. Such contracts are subject to the risk that the counterparty to the contract will default on its obligations. Since these contracts are not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. A Fund will not enter into forward foreign currency exchange contracts, currency swaps or other privately negotiated currency instruments unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the Investment Adviser.

  In addition to investing in securities denominated or quoted in a foreign currency, the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may engage in a variety of foreign currency management techniques. However, due to the limited market for these instruments with respect to the currencies of many Emerging Countries, including certain Asian countries, the Investment Advisers do not currently anticipate that a significant portion of Asia Growth or Emerging Markets Equity Fund's currency exposure will be covered by such instruments. For a discussion of such instruments and the risks associated with their use, see "Investment Objective and Policies" in the Additional Statement.

FIXED INCOME SECURITIES

  U.S. GOVERNMENT SECURITIES. Each Fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. A Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically. See "Taxation" in the Additional Statement.

  FOREIGN GOVERNMENT SECURITIES. The Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may invest in debt obligations of foreign governments and governmental agencies, including those of Emerging Countries. Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse in the event of a default. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may invest in mortgage-backed securities ("Mortgage-Backed Securities"), which represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may also invest in asset-backed securities ("Asset-Backed Securities"). The principal and interest payments on Asset-Backed Securities are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Such asset pools are securitized through the use of special purpose trusts or corporations. Principal and interest payments may be credit enhanced by a letter of credit, a pool insurance policy or a senior/subordinated structure.

  The Balanced Fund may also invest in stripped Mortgage-Backed Securities ("SMBS") (including interest only and principal only securities), which are derivative multiple class Mortgage-Backed Securities. SMBS are usually structured with two different classes: one that receives 100% of the interest payments and the other that receives 100% of the principal payments from a pool of mortgage loans. If the underlying mortgage loans experience different than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from mortgage loans are generally higher than prevailing market yields on other Mortgage-Backed Securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

  CORPORATE DEBT OBLIGATIONS. Each Fund may invest in corporate debt obligations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

  BANK OBLIGATIONS. Each Fund may invest in obligations issued or guaranteed by U.S. or foreign banks. Bank obligations, including without limitation time deposits, bankers' acceptances and certificates of deposit, may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operation of this industry.

  STRUCTURED SECURITIES. Each Fund may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

  RATING CRITERIA. Each Fund (other than CORE Large Cap Growth and CORE U.S. Equity Funds, which only invest in debt instruments that are cash equivalents) may invest in debt securities, except as noted below, rated at least investment grade at the time of investment. Investment grade debt securities are securities rated BBB or higher by Standard & Poor's or Baa or higher by Moody's. A security will be deemed to have met a rating requirement if it receives the minimum required rating from at least one such rating organization even though it has been rated below the minimum rating by one or more other rating organizations, or if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Balanced Fund may invest up to 10% of its total assets in debt securities that are rated BB or B by Standard & Poor's or Ba or B by Moody's or, if unrated by such rating organizations, determined by the Investment Adviser to be of comparable credit quality. The Growth and Income, Capital Growth, Growth, Small Cap Equity, International Equity, Asia Growth and Emerging Markets Equity Funds may invest up to 10%, 10%, 10%, 35%, 35%, 35%, and 35%, respectively, of their total assets in debt securities which are unrated or rated in the lowest rating categories by Standard & Poor's or Moody's (i.e., BB or lower by Standard & Poor's or Ba or lower by Moody's), including securities rated D by Moody's or Standard & Poor's. Fixed income securities rated in the BBB or Baa category are considered medium-grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken their issuers' capacity to pay interest and repay principal. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. Fixed income securities rated BB or Ba or below (or comparable unrated securities) are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment grade standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds. Also, to the extent that the rating assigned to a security in a Fund's portfolio is downgraded by a rating organization, the market price and liquidity of such security may be adversely affected. See Appendix A to the Additional Statement for a description of the corporate bond ratings assigned by Standard & Poor's and Moody's.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

  Each Fund may invest in REITs, which are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs' manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.


                             INVESTMENT TECHNIQUES

OPTIONS ON SECURITIES AND SECURITIES INDICES

  Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may write (sell) covered call and put options and purchase call and put options on any securities in which it may invest or on any securities index composed of securities in which it may invest. The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of options to seek to increase total return involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices or interest rates. The successful use of options for hedging purposes also depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. If the Investment Adviser is incorrect in its expectation of changes in securities prices or determination of the correlation between the securities indices on which options are written and purchased and the securities in a Fund's investment portfolio, the investment performance of the Fund will be less favorable than it would have been in the absence of such options transactions. The writing of options could significantly increase a Fund's portfolio turnover rate and, therefore, associated brokerage commissions or spreads.

  OPTIONS ON FOREIGN CURRENCIES. A Fund may, to the extent it invests in foreign securities, purchase and sell (write) call and put options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired. In addition, the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If an option that a Fund has written is exercised, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. In addition to purchasing put and call options for hedging purposes, the Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may purchase call or put options on currency to seek to increase total return when the Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio. When purchased or sold to seek to increase total return, options on currencies are considered speculative. Options on foreign currencies written or purchased by the Funds are traded on U.S. and foreign exchanges or over-the-counter.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

  To seek to increase total return or to hedge against changes in interest rates, securities prices or currency exchange rates, a Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on any of such futures contracts. Each Fund may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), foreign currencies, securities indices and other financial instruments and indices. The CORE Large Cap Growth and CORE U.S. Equity Funds may enter into such transactions only with respect to the S&P/BARRA Growth Index or S&P 500 Index, respectively. A Fund will engage in futures and related options transactions for bona fide hedging purposes as defined in regulations of the Commodity Futures Trading Commission or to seek to increase total return to the extent permitted by such regulations. A Fund may not purchase or sell futures contracts or purchase or sell related options to seek to increase total return, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return would exceed 5% of the market value of the Fund's net assets. These transactions involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate and maintain cash or liquid assets, as permitted by applicable law, with a value equal to the amount of the Fund's obligations.

  While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. See "Investment Objectives and Policies--Futures Contracts and Options on Futures Contracts" in the Additional Statement. Thus, while a Fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in poorer overall performance than if the Fund had not entered into any futures contracts or options transactions. Because perfect correlation between a futures position and portfolio position that is intended to be protected is impossible to achieve, the desired protection may not be obtained and a Fund may be exposed to risk of loss. The loss incurred by a Fund in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund's net asset value. The profitability of a Fund's trading in futures to seek to increase total return depends upon the ability of the Investment Adviser to correctly analyze the futures markets. In addition, because of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Further, futures contracts and options on futures may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

  Each Fund may purchase when-issued securities. When-issued transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Each Fund may also purchase securities on a forward commitment basis; that is, make contracts to purchase securities for a fixed price at a future date beyond the customary 3-day settlement period. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until 3 days prior to the settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, each Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of when-issued securities or forward commitments prior to settlement if its Investment Adviser deems it appropriate to do so.

ILLIQUID AND RESTRICTED SECURITIES

  A Fund will not invest more than 15% of its net assets in illiquid investments, which include securities (both foreign and domestic) that are not readily marketable, swap transactions, certain SMBS, repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain over-the-counter options, and certain restricted securities, unless it is determined, based upon the continuing review of the trading markets for a specific restricted security, that such restricted security is eligible for resale under Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), and, therefore, is liquid. The Trustees has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring the liquidity of portfolio securities. The Trustees, however, retains oversight focusing on factors such as valuation, liquidity and availability of information and is ultimately responsible for each determination. Investing in restricted securities eligible for resale pursuant to Rule 144A may decrease the liquidity of a Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

REPURCHASE AGREEMENTS

  Each Fund may enter into repurchase agreements with dealers in U.S. Government securities and member banks of the Federal Reserve System which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. The Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds may also enter into repurchase agreements involving certain foreign government securities. If the other party or "seller" defaults, a Fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund in connection with the related repurchase agreement are less than the repurchase price. In addition, in the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. The Trustees have reviewed and approved certain counterparties whom they believe to be creditworthy and have authorized the Funds to enter into repurchase agreements with such counterparties. In addition, each Fund, together with other registered investment companies having management agreements with an Investment Adviser, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

LENDING OF PORTFOLIO SECURITIES

  Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as certain broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, or U.S. Government securities maintained on a current basis in an amount at least equal to the market value of the securities loaned. Cash collateral may be invested in cash equivalents. If an Investment Adviser determines to make securities loans, the value of the securities loaned may not exceed 33 1/3% of the value of the total assets of a Fund. See "Investment Restrictions" in the Additional Statement. A Fund may experience a loss or delay in the recovery of its securities if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.

MORTGAGE DOLLAR ROLLS

  The Balanced Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets, as permitted by applicable law, in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls depend upon the Investment Adviser's ability to manage mortgage prepayments. There is no assurance that mortgage dollar rolls can be successfully employed. For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

SHORT SALES AGAINST-THE-BOX

  Each Fund (other than the CORE Large Cap Growth and CORE U.S. Equity Funds) may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale against-the-box). Not more than 25% of a Fund's net assets (determined at the time of the short sale) may be subject to such short sales. Short sales will be made primarily to defer realization of gain or loss for federal tax purposes; a gain or loss in a Fund's long position will be offset by a gain or loss in its short position.

TEMPORARY INVESTMENTS

  Each Fund may, for temporary defensive purposes, invest 100% of its total assets (except that the CORE Large Cap Growth, CORE U.S. Equity and Emerging Market Equity Funds may only hold up to 35% of their respective total assets) in U.S. Government securities, repurchase agreements collateralized by U.S. Government securities, commercial paper rated at least A-2 by Standard & Poor's or P-2 by Moody's, certificates of deposit, bankers' acceptances, repurchase agreements, non-convertible preferred stocks, non-convertible corporate bonds with a remaining maturity of less than one year or, subject to certain tax restrictions, foreign currencies. When a Fund's assets are invested in such instruments, the Fund may not be achieving its investment objective.

MISCELLANEOUS TECHNIQUES

  In addition to the techniques and investments described above, each Fund may, with respect to no more than 5% of its net assets, engage in the following techniques and investments (i) warrants and stock purchase rights,
(ii) currency swaps (Balanced, International Equity, Asia Growth and Emerging Markets Equity Funds only), (iii) mortgage swaps, index swaps and interest rate swaps, caps, floors and collars (Balanced Fund only), (iv) yield curve options and inverse floating rate securities (Balanced Fund only), (v) other investment companies and (vi) unseasoned companies. For more information see the Additional Statement.

                                 RISK FACTORS

  RISK OF INVESTING IN SMALL CAPITALIZATION COMPANIES. Investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks.

  SPECIAL RISKS OF INVESTMENTS IN THE ASIAN AND OTHER EMERGING
MARKETS. Investing in the securities of issuers in Emerging Countries involves risks in addition to those discussed under "Description of Securities--Foreign Investments." The International Equity, Asia Growth and Emerging Markets Equity Funds may each invest without limit in the securities of issuers in countries with emerging economies or securities markets. The Balanced, Growth and Income and Small Cap Equity Funds may each invest up to 15% and the Capital Growth and Growth Funds may each invest up to 10% of their total assets in securities of issuers in countries with emerging economies or securities markets. Emerging Countries are generally located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. A Fund's purchase and sale of portfolio securities in certain Emerging Countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of a Fund, the Investment Adviser and its affiliates and their respective clients and other service providers. A Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

  Foreign investment in the securities markets of certain Emerging Countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain Asian countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a Fund. The repatriation of both investment income and capital from certain Emerging Countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in equity securities in certain Asian countries, such as Taiwan, it is anticipated that a Fund may invest in such countries only through other investment funds in such countries. See "Other Investment Companies" in the Additional Statement.

  Many Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in Western Europe, the United States, Canada, Australia, New Zealand and Japan. Many Emerging Countries do not have fully democratic governments. For example, governments of some Emerging Countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other Emerging Countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some Asian and other Emerging Countries. Unanticipated political or social developments may affect the values of a Fund's investments. Investing in Emerging Countries involves the risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. Economies in individual Emerging Countries may differ favorably or unfavorably from the US economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many Emerging Countries have experienced currency devaluations and substantial, and in some cases, extremely high rates of inflation, which have a negative effect on the economies and securities markets of such Emerging Countries. Economies in Emerging Countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

  Brokerage commissions, custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. A Fund's investment in Emerging Countries may also be subject to withholding or other taxes, which may be significant and may reduce the return from an investment in such country to the Fund. Settlement procedures in Emerging Countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.

  Currently, there is no market or only a limited market for many of the management techniques and instruments with respect to the currencies and securities markets of the Emerging Countries. Consequently, there can be no assurance that suitable instruments for hedging currency and market-related risks will be available at the times when a Fund wishes to use them.

  RISK OF INVESTING IN FIXED INCOME SECURITIES. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. Volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument. Investments in fixed income securities are subject to the risk that the issuer could default on its obligations and a Fund could sustain losses on such investments. A default could impact both interest and principal payments.

  RISKS OF DERIVATIVE TRANSACTIONS. A Fund's transactions, if any, in options, futures, options on futures, swap transactions, structured securities and currency forward contracts involve certain risks, including a possible lack of correlation between changes in the value of hedging instruments and the portfolio assets being hedged, the potential illiquidity of the markets for derivative instruments, the risks arising from the margin requirements and related leverage factors associated with such transactions. The use of these management techniques to seek to increase total return may be regarded as a speculative practice and involves the risk of loss if the Investment Adviser is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. A Fund's transactions in foreign currency, forward foreign currency exchange contracts, options, futures contracts and certain other derivative transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

                            INVESTMENT RESTRICTIONS

  Each Fund is subject to certain investment restrictions that are described in detail under "Investment Restrictions" in the Additional Statement. Fundamental investment restrictions of a Fund can not be changed without approval of a majority of the outstanding shares of that Fund. All investment objectives and policies not specifically designated as fundamental are non-fundamental and may be changed without shareholder approval. If there is a change in a Fund's investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs.


                              PORTFOLIO TURNOVER

  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders and may under certain circumstances make it more difficult for a Fund to qualify as a regulated investment company under the Code. See "Financial Highlights" for a statement of each Fund's (other than the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds) historical portfolio turnover ratio. It is anticipated that the annual portfolio turnover rates, of the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds will generally not exceed 70%, 30% and 100%, respectively. The portfolio turnover rate is calculated by dividing the lesser of the dollar amount of sales or purchases of portfolio securities by the average monthly value of a Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. Notwithstanding the foregoing, the Investment Adviser may, from time to time, make short-term investments when it believes such investments are in the best interest of a Fund.


                                  MANAGEMENT

TRUSTEES AND OFFICERS

  The Trustees are responsible for deciding matters of general policy and reviewing the actions of the Investment Advisers, distributor and transfer agent. The officers of the Trust conduct and supervise each Fund's daily business operations. The Additional Statement contains information as to the identity of, and other information about, the Trustees and officers of the Trust.

INVESTMENT ADVISERS

  INVESTMENT ADVISERS. Goldman Sachs Asset Management, One New York Plaza,
New York, New York 10004, a separate operating division of Goldman Sachs, serves as the investment adviser to the Balanced, CORE Large Cap Growth, Growth and Income, Growth and Small Cap Equity Funds. Goldman Sachs registered as an investment adviser in 1981. Goldman Sachs Funds Management, L.P., One New York Plaza, New York, New York 10004, a Delaware limited partnership which is an affiliate of Goldman Sachs, serves as the investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Funds Management, L.P. registered as an investment adviser in 1990. Goldman Sachs Asset Management International, 140 Fleet Street, London EC4A 2BJ, England, an affiliate of Goldman Sachs, serves as the investment adviser to the International Equity, Asia Growth and Emerging Markets Equity Funds. Goldman Sachs Asset Management

International became a member of the Investment Management Regulatory Organisation Limited in 1990 and registered as an investment adviser in 1991. As of April , 1997, GSAM, GSFM and GSAMI, together with their affiliates, acted as investment adviser, administrator or distributor for assets in excess of $ billion.

  Under a Management Agreement with each Fund, the applicable Investment Adviser, subject to the general supervision of the Trustees, provides day-to-day advice as to the Fund's portfolio transactions. Goldman Sachs has agreed to permit the Trust to use the name "Goldman Sachs" or a derivative thereof as part of each Fund's name for as long as a Fund's Management Agreement is in effect.

  In performing its investment advisory services, each Investment Adviser, while remaining ultimately responsible for the management of the Funds, may rely upon the asset management division of its Singapore and Tokyo affiliates for portfolio decisions and management with respect to certain portfolio securities and is able to draw upon the research and expertise of its other affiliate offices.

  Under the Management Agreements, each Investment Adviser also: (i) supervises all non-advisory operations of each Fund that it advises; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of each Fund; (iii) arranges for at each Fund's expense (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains each Fund's records; and (v) provides office space and all necessary office equipment and services.

 FUND MANAGERS


                                                 YEARS
                                                 PRIMARILY
    NAME AND TITLE       FUND RESPONSIBILITY     RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
    --------------       -------------------     ----------- ----------------------------
  George D. Adler     Portfolio Manager-- Growth    Since      Mr. Adler joined the
   Vice President     Capital Growth                1997       Investment Adviser in
                                                    1997       1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc. and its
                                                               predecessor firm.
-----------------------------------------------------------------------------------------
  G. Lee Anderson     Portfolio Manager--           Since      Mr. Anderson joined the
   Vice President     Growth and Income             1996       Investment Adviser in
                      Balanced (Equity)             1996       1992. Prior to 1992, he
                                                               was a research analyst
                                                               in the Investment
                                                               Research Department of
                                                               Goldman, Sachs & Co.
-----------------------------------------------------------------------------------------
  Eileen A. Aptman    Portfolio Manager--           Since      Ms. Aptman joined the
   Vice President     Growth and Income             1996       Investment Adviser in
                      Balanced (Equity)             1996       1993. Prior to 1993, she
                                                               was an equity analyst at
                                                               Delphi Management.
-----------------------------------------------------------------------------------------
  Robert Beckwitt     Portfolio Manager--           Since      Mr. Beckwitt joined the
   Vice President     Emerging Markets Equity       1997       Investment Adviser in
                                                               1996. Prior to 1996, he
                                                               was Chief Investment
                                                               Strategist--Portfolio
                                                               Advisory at Fidelity
                                                               Investments.
-----------------------------------------------------------------------------------------
  Jonathan A. Beinner Portfolio Manager--           Since      Mr. Beinner joined the
   Vice President     Balanced (Fixed Income)       1994       Investment Adviser in
                                                               Co-Head U.S. 1990.
-----------------------------------------------------------------------------------------
   Fixed Income
   Department
  Kent A. Clark       Portfolio Manager--           Since      Mr. Clark joined the
   Vice President     CORE U.S. Equity              1996       Investment Adviser in
                      CORE Large Cap Growth         1997       1992. Prior to 1992, he
                                                               was studying for a Ph.D.
                                                               in finance at the
                                                               University of Chicago.
----------------------------------------------------------------------------------------
  Robert G. Collins   Portfolio Manager--           Since      Mr. Collins joined the
   Vice President     Growth                        1997       Investment Adviser in
                      Capital Growth                1997       1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc., and
                                                               its predecessor firm.
----------------------------------------------------------------------------------------
  Herbert E. Ehlers   Senior Portfolio Manager--    Since      Mr. Ehlers joined the
   Managing Director  Growth                        1997       Investment Adviser in
                      Capital Growth                1997       1997. Prior to 1997, he
                                                               was the Chief Investment
                                                               Officer of Liberty
                                                               Investment Management,
                                                               Inc. and its predecessor
                                                               firm.
----------------------------------------------------------------------------------------
  Gregory H. Ekizian  Portfolio Manager--           Since      Mr. Ekizian joined the
   Vice President     Growth                        1997       Investment Adviser in
                      Capital Growth                1997       1997. Prior to 1997, he
                                                               was a portfolio manager
                                                               at Liberty Investment
                                                               Management, Inc. and its
                                                               predecessor firm.
----------------------------------------------------------------------------------------
  Paul D. Farrell     Senior Portfolio Manager--    Since      Mr. Farrell joined the
   Vice President     Small Cap Equity              1992       Investment Adviser in
                                                               1991.
----------------------------------------------------------------------------------------
  Ronald E. Gutfleish Senior Portfolio Manager--    Since      Mr. Gutfleish joined the
   Vice President     Balanced (Equity)             1994       Investment Adviser in
                      Growth and Income             1993       1993. Prior to 1993, he
                                                               was a principal of
                                                               Sanford C. Bernstein &
                                                               Co. in its Investment
                                                               Management Research
                                                               Department.
----------------------------------------------------------------------------------------
  Roderick D. Jack    Portfolio Manager--           Since      Mr. Jack joined the
   Managing Director  International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               worked in the advisory
                                                               and financing group for
                                                               S.G. Warburg in London.
----------------------------------------------------------------------------------------
  Robert C. Jones     Senior Portfolio Manager--    Since      Mr. Jones joined the
   Managing Director  CORE U.S.Equity               1991       Investment Adviser in
                      CORE Large Cap Growth         1997       1989. From 1987 to 1989,
                                                               Mr. Jones was a senior
                                                               quantitative analyst in
                                                               the Research Department.
-----------------------------------------------------------------------------------------
  Marcel Jongen       Portfolio Manager--           Since      Mr. Jongen joined the
   Executive Director International Equity          1992       Investment Adviser in
                                                               1992. Prior to 1992, he
                                                               was head of equities at
                                                               Philips Pension Fund in
                                                               Eindhoven.
-----------------------------------------------------------------------------------------
  Richard C. Lucy     Portfolio Manager--           Since      Mr. Lucy joined the
   Vice President     Balanced (Fixed Income)       1994       Investment Adviser in
   Co-Head U.S.                                                1992. Prior to 1992, he
   Fixed Income                                                managed fixed income
   Department                                                  assets at Brown Brothers
                                                               Harriman & Co.

                                                       YEARS
                                                       PRIMARILY
      NAME AND TITLE          FUND RESPONSIBILITY      RESPONSIBLE FIVE YEAR EMPLOYMENT HISTORY
      --------------          -------------------      ----------- ----------------------------
  Alice Lui              Portfolio Manager--              Since      Ms. Lui joined the
   Vice President        Asia Growth                      1994       Investment Adviser in
                                                                     1990. Prior to 1990, she
                                                                     was a management
                                                                     consultant with Andersen
                                                                     Consulting in Hong Kong.
-----------------------------------------------------------------------------------------------
  Shogo Maeda            Portfolio Manager--              Since      Mr. Maeda joined the
   Vice President        International Equity             1994       Investment Adviser in
                                                                     1994. Prior to 1994, he
                                                                     worked at Nomura
                                                                     Securities International
                                                                     and for a period at
                                                                     Manufacturers Hanover
                                                                     Bank in New York.
-----------------------------------------------------------------------------------------------
  Matthew B. McLennan    Assistant Portfolio Manager--    Since      Mr. McLennan joined the
   Associate             Small Cap Equity                 1996       Investment Adviser in
                                                                     1994. Prior to 1994, he
                                                                     worked in the Investment
                                                                     Banking Division of
                                                                     Goldman, Sachs & Co. in
                                                                     Australia. Prior to
                                                                     that, Mr. McLennan
                                                                     worked at Queensland
                                                                     Investment Corporation
                                                                     in Australia.
-----------------------------------------------------------------------------------------------
  Warwick M. Negus       Senior Portfolio Manager--       Since      Mr. Negus joined the
   Managing Director     Asia Growth                      1994       Investment Adviser in
                         Portfolio Manager--                         1994. Prior to 1994, he
                         International Equity             1994       was vice-president of
                         Emerging Markets Equity          1997       Bankers Trust Australia
                                                                     Ltd.
-----------------------------------------------------------------------------------------------
  Victor H. Pinter       Portfolio Manager--              Since      Mr. Pinter joined the
   Vice President        CORE U.S. Equity                 1996       Investment Adviser in
                         CORE Large-Cap Growth            1997       1990.
-----------------------------------------------------------------------------------------------
  David G. Shell         Portfolio Manager--              Since      Mr. Shell joined the
   Vice President        Growth                           1997       Investment Adviser in
                         Capital Growth                   1997       1997. Prior to 1997, he
                                                                     was a portfolio manager
                                                                     at Liberty Investment
                                                                     Management, Inc. and its
                                                                     predecessor firm.
-----------------------------------------------------------------------------------------------
  Ernest C. Segundo, Jr. Portfolio Manager--              Since      Mr. Segundo joined the
   Vice President        Growth                           1997       Investment Adviser in
                         Capital Growth                   1997       1997. Prior to 1997, he
                                                                     was a portfolio manager
                                                                     at Liberty Investment
                                                                     Management, Inc. and its
                                                                     predecessor firm.
-----------------------------------------------------------------------------------------------
  Karma Wilson           Portfolio Manager--              Since      Ms. Wilson joined the
   Vice President        Asia Growth                      1995       Investment Adviser in
                                                                     1995. Prior to 1995, she
                                                                     was an investment
                                                                     analyst with Bankers
                                                                     Trust Australia Ltd. and
                                                                     prior to 1993 worked at
                                                                     Arthur Andersen LLP.
-----------------------------------------------------------------------------------------------


  It is the responsibility of the Investment Adviser to make investment decisions for a Fund and to place the purchase and sale orders for the Fund's portfolio transactions in U.S. and foreign securities and currency markets. Such orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs or its affiliates.

  As compensation for its services rendered and assumption of certain expenses pursuant to separate Management Agreements, GSAM, GSFM and GSAMI are entitled to the following fees, computed daily and payable monthly at the annual rates listed below:

                                                                FOR THE FISCAL
                                                   CONTRACTUAL    YEAR ENDED
     FUND                                             RATE*    JANUARY 31, 1997*
     ----                                          ----------- -----------------
     GSAM
     Balanced.....................................    0.65%              %
     CORE Large Cap Growth........................        %              %
     Growth and Income............................    0.70%              %
     Growth.......................................        %              %
     Small Cap Equity.............................    1.00%              %
     GSFM
     CORE U.S. Equity.............................    0.75%              %
     Capital Growth...............................    1.00%
     GSAMI
     International Equity.........................    1.00%              %
     Asia Growth..................................    1.00%              %
     Emerging Markets Equity......................

--------

*With respect to the Balanced, CORE U.S. Equity, Capital Growth, International
 Equity, Small Cap Equity and Asia Growth Funds, Management Agreements combining both advisory and administrative services were adopted effective April 30, 1997. The contractual rate set forth in the table is the rate under the Management Agreements and is identical to the aggregate advisory and administration fee rate payable by each Fund under the previous separate investment advisory (including subadvisory in the case of International Equity Fund) and administration agreements. For the fiscal year ended January 31, 1997, the annual rate expressed is the combined advisory and administration fees paid (after voluntary fee limitations). The difference, if any, between the stated advisory fee and the actual advisory fees paid by the Funds reflects the fact that the Advisers did not charge the full amount of the advisory fees to which it would have been entitled. The Investment Advisers may discontinue or modify such voluntary limitations in the future at their discretion, although they have no current intention to do so.

  The Investment Adviser to the Balanced, CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management, distribution, authorized dealer service and service fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses, and in the case of CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds, transfer
agency fees) to the extent such expenses exceed   %,   %,   %,   %,   %,   %
and   % per annum of such Funds' average daily net assets, respectively. Such reductions or limits, if any, are calculated monthly on a cumulative basis and may be discontinued or modified by the applicable Investment Adviser in its discretion at any time.

  Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers for performing administrative services to their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to 0.125% annually of the average daily net assets of the Balanced, CORE U.S. Equity and CORE Large Cap Growth Funds, 0.1375% annually of the average daily net assets of the Growth and Income Fund and 0.1875% annually of the average daily net assets of the Capital Growth, Growth, Small Cap Equity, International Equity, Asia Growth and Emerging Markets Equity Funds attributable to shares held by customers of such Authorized Dealers. In addition, Goldman Sachs may from time to time, at its own expense, provide compensation to certain Authorized Dealers who perform administrative services with respect to depository institutions whose customers purchase shares of a Fund. These services include responding to certain inquiries from and providing written materials to depository institutions about a Fund; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assisting with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions. The amount of such compensation may be up to 0.08% annually of the average net assets of a Fund's shares attributable to purchases through, and held by the customers of, such depository institutions. Such compensation does not represent an additional expense to a Fund or its shareholders, since it will be paid from the assets of Goldman Sachs or its affiliates.

  ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to a Fund or limit a Fund's investment activities. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Funds and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and in general it is not anticipated that the Investment Advisers will have access to proprietary information for the purpose of managing a Fund. The results of a Fund's investment activities, therefore, may differ from those of Goldman Sachs and its affiliates and it is possible that a Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts and Funds achieve significant profits on their trading for proprietary or other accounts. From time to time, a Fund's activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. See "Management--Activities of Goldman Sachs and its Affiliates and Other Accounts Managed by Goldman Sachs" in the Additional Statement for further information.

DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 85 Broad Street, New York, New York, serves as the exclusive distributor of each Fund's shares. Shares may also be sold by Authorized Dealers. Authorized Dealers include investment dealers that are members of the NASD and certain other financial service firms. To become an Authorized Dealer, a dealer or financial service firm must enter into a sales agreement with Goldman Sachs. The minimum investment requirements, services, programs and purchase and redemption options for shares purchased through a particular Authorized Dealer may be different from those available to investors purchasing through other Authorized Dealers.

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois, also serves as each Fund's transfer agent (the "Transfer Agent") and as such performs various shareholder servicing functions. As compensation for the services rendered to each Fund by Goldman Sachs (as Transfer Agent) and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee from each Fund, with respect to Class A shares and Class B shares of $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing agents). Shareholders with inquiries regarding any Fund should contact Goldman Sachs (as Transfer Agent) at the address or the telephone number set forth on the back cover page of this Prospectus.


                            REPORTS TO SHAREHOLDERS

  Shareholders will receive an annual report containing audited financial statements and a semi-annual report. Each shareholder will also be provided with a printed confirmation for each transaction in the shareholder's account and an individual quarterly account statement. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. The Funds do not generally provide sub-accounting services.


                                 HOW TO INVEST

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Fund continuously offers through this Prospectus Class A and Class B shares, as described more fully in "How to Buy Shares of the Funds." If you do not specify in your instructions to the Funds which class of shares you wish to purchase, the Funds will assume that your instructions apply to Class A shares.

  CLASS A SHARES. If you invest less than $1 million in Class A shares you will pay an initial sales charge. Certain purchases may qualify for reduced initial sales charges. If you invest $1 million or more in Class A shares of a Fund, no sales charge will be imposed at the time of purchase, but you will incur a deferred sales charge equal to 1.00% if you redeem your shares within 18 months of purchase. Class A shares are subject to distribution fees of up to 0.25% (which currently are being waived in the case of Balanced, Growth and Income, Capital Growth and Small Cap Equity Funds and are limited to 0.21% for the CORE Large Cap Growth, CORE U.S. Equity, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds) and authorized dealer service fees of up to 0.25%, respectively, of each Fund's average daily net assets attributable to Class A shares.

  CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5% if redeemed within six years of purchase. Class B shares are subject to distribution and authorized dealer service fees of up to 0.75% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class B shares. See "Distribution and Authorized Dealer Service Plans." Class B shares will automatically convert to Class A shares, based on their relative net asset values, eight years after the initial purchase. Your entire investment in Class B shares is available to work for you from the time you make your initial investment, but the distribution fee paid by Class B shares will cause your Class B shares (until conversion to Class A shares) to have a higher expense ratio and to pay lower dividends, to the extent dividends are paid, than Class A shares.

  FACTORS TO CONSIDER IN CHOOSING CLASS A OR CLASS B SHARES. The decision as to which class to purchase depends on the amount you invest, the intended length of the investment and your personal situation. For example, if you are making an investment of $50,000 or more that qualifies for a reduced sales charge, you should consider purchasing Class A shares. A brief description of when the initial sales charge may be reduced or eliminated is set forth below under "Right of Accumulation" and "Statement of Intention." If you prefer not to pay an initial sales charge on an investment, you might consider purchasing Class B shares. There is a maximum purchase limitation of $250,000 in the aggregate on purchases of Class B shares.

HOW TO BUY SHARES OF THE FUNDS--CLASS A AND CLASS B SHARES

  You may purchase shares of the Funds through any Authorized Dealer (including Goldman Sachs) or directly from a Fund, c/o National Financial Data Services, Inc. ("NFDS"), P.O. Box 419711, Kansas City, MO 64141-6711 on any Business Day (as defined under "Additional Information") at the net asset value next determined after receipt of an order, plus, in the case of Class A shares, any applicable sales charge. If, by the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time), a purchase order is received by a Fund, Goldman Sachs or an Authorized Dealer, the price per share will be based on the net asset value computed on the day the purchase order is received.

  The minimum initial investment in each Fund is $1,000. An initial investment minimum of $250 applies to purchases in connection with Individual Retirement Account Plans. For purchases through the Automatic Investment Plan, the minimum initial investment is $50. The minimum subsequent investment is $50. These requirements may be waived at the discretion of the Trust officers.

  You may pay for purchases of shares by check (except that a check drawn on a foreign bank or we reserve the right not to accept a third party check), Federal Reserve draft, Federal Funds wire, ACH transfer or bank wire. Purchases of shares by check or Federal Reserve draft should be made payable as follows: (i) to an investor's Authorized Dealer, if purchased through such Authorized Dealer, or (ii) to Goldman Sachs Equity Funds--(Name of Fund and Class of shares) and sent to NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. Federal Funds wires, ACH transfers and bank wires should be sent to State Street Bank and Trust Company ("State Street"). Payment must be received within three Business Days after receipt of the purchase order. An investor's Authorized Dealer is responsible for forwarding payment promptly to the Fund.

  In order to make an initial investment in a Fund, an investor must establish an account with the Fund by furnishing to the Fund, Goldman Sachs or the investor's Authorized Dealer the information in the Account Application attached to this Prospectus. The Fund may refuse to open an account for any investor who fails to (1) provide a social security number or other taxpayer identification number, or (2) certify that such number is correct (if required to do so under applicable law).

  The Funds reserve the right to redeem shares of any shareholder whose account balance is less than $50 as a result of earlier redemptions. Such redemptions will not be implemented if the value of a shareholder's account falls below the minimum account balance solely as a result of market conditions. A Fund will give sixty (60) days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Fund to avoid such redemption. In addition, the Funds and Goldman Sachs reserve the right to modify the minimum investment, the manner in which shares are offered and the sales charge rates applicable to future purchases of shares.

OFFERING PRICE--CLASS A SHARES

  The offering price of Class A shares of each Fund is the next determined net asset value per share plus a sales charge, if any, paid to Goldman Sachs at the time of purchase of shares as shown in the following table:

                                                                 SALES CHARGE  MAXIMUM DEALER
                                                 SALES CHARGE AS AS PERCENTAGE  ALLOWANCE AS
       AMOUNT OF PURCHASE                         PERCENTAGE OF  OF NET AMOUNT PERCENTAGE OF
 INCLUDING SALES CHARGE, IF ANY)(                OFFERING PRICE    INVESTED    OFFERING PRICE
--------------------------------                 --------------- ------------- --------------
 Less than $50,000..............................      5.50%          5.82%          5.00%
 $50,000 up to (but less than) $100,000.........      4.75           4.99           4.00
 $100,000 up to (but less than) $250,000........      3.75           3.90           3.00
 $250,000 up to (but less than) $500,000........      2.75           2.83           2.25
 $500,000 up to (but less than) $1 million......      2.00           2.04           1.75
 $1 million or more.............................      0.00*          0.00*           **

--------

  * No sales charge is payable at the time of purchase of Class A shares of $1 million or more, but a CDSC may be imposed in the event of certain redemption transactions made within 18 months of purchase.

 ** Goldman Sachs pays a one-time commission to Authorized Dealers who initiate or are responsible for purchases of $1 million or more of shares of the Funds equal to 1.00% of the amount under $3 million, 0.50% of the next $2 million, and 0.25% thereafter. Goldman Sachs may also pay, with respect to all or a portion of the assets, a commission in accordance with the foregoing schedule to Authorized Dealers who initiate or are responsible for purchases of $1 million or more by plans or "wrap" accounts satisfying the criteria set forth in (h) or (j) below. Purchases by such plans will be made at net asset value with no initial sales charge, but if all of the shares held are redeemed within 18 months after the end of the calendar month in which such purchase was made, a contingent deferred sales charge (CDSC), as described below, of 1.00% will be imposed upon the plan sponsor or the third party administrator. In addition, Authorized Dealers shall remit to Goldman Sachs such payments received in connection with "wrap" accounts in the event that shares are redeemed within 18 months after the end of the calendar month in which the purchase was made.

  Purchases of $1 million or more of Class A shares will be made at net asset value with no initial sales charge, but if the shares are redeemed within 18 months after the end of the calendar month in which the purchase was made (the contingent deferred sales charge period), a CDSC of 1.00% will be imposed. Any applicable CDSC will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the redeemed Class A shares. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends which have been reinvested in additional Class A shares. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any Class A shares in your account that are not subject to the CDSC. The CDSC is waived on redemptions in certain circumstances. See "Waiver or Reduction of Contingent Deferred Sales Charges" below.

  Class A shares of the Funds may be sold at net asset value without payment of any sales charge to (a) Goldman Sachs, its affiliates or their respective officers, partners, directors or employees (including retired employees and former partners), any partnership of which Goldman Sachs is a general partner, any Trustee or officer of the Trust and designated family members of any of the above individuals; (b) qualified retirement plans of Goldman Sachs; (c) trustees or directors of investment companies for which Goldman Sachs or an affiliate acts as sponsor; (d) any employee or registered representative of any Authorized Dealer or their respective spouses and children; (e) banks, trust companies or other types of depository institutions investing for their own account or investing for accounts for which they have investment discretion; (f) banks, trust companies or other types of depository institutions investing for accounts for which they do not have investment discretion; (g) any state, county or city, or any instrumentality, department, authority or agency thereof, which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of a Fund; (h) pension and profit sharing plans, pension funds and other company-sponsored benefit plans that (i) buy shares costing $500,000 or more, or (ii) have at the time of purchase, 100 or more eligible participants, or (iii) certify that they project to have annual plan purchases of $200,000 or more, or (iv) are provided administrative services by a third party administrator that in the aggregate satisfies (i) or (iii) above;
(i) shareholders whose purchase is attributable to redemption proceeds (subject to appropriate documentation) from a registered open-end management investment company not distributed or managed by Goldman Sachs or its affiliates, if such redemption has occurred no more than 60 days prior to the purchase of shares of the Funds and the shareholder either (1) paid an initial sales charge or (2) was at some time subject to a deferred sales charge with respect to the redemption proceeds; (j) "wrap" accounts for the benefit of clients of broker-dealers, financial institutions or financial planners, provided that they have entered into an agreement with GSAM specifying aggregate minimums and certain operating policies and standards; (k) registered investment advisers investing for accounts for which they receive asset-based fees; (l) accounts over which GSAM or its advisory affiliates have investment discretion; and (m) shareholders receiving distributions from a qualified retirement plan invested in the Goldman Sachs Portfolios and reinvesting such proceeds in a Goldman Sachs IRA. Purchasers must certify eligibility for an exemption on the Account Application and notify Goldman Sachs if the shareholder is no longer eligible for an exemption. Exemptions will be granted subject to confirmation of a purchaser's entitlement. Investors purchasing shares of the Funds at net asset value without payment of any initial sales charge may be charged a fee if they effect transactions in shares through a broker or agent. In addition, under certain circumstances, dividends and distributions from any of the Goldman Sachs Funds may be reinvested in shares of each Fund at net asset value, as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program."

REINVESTMENT OF REDEMPTION PROCEEDS--CLASS A SHARES

  A shareholder who redeems Class A shares of a Fund may reinvest at net asset value any portion or all of his redemption proceeds (plus that amount necessary to acquire a fractional share to round off his purchase to the nearest full share) in Class A shares of a Fund or of any other Goldman Sachs Fund. Shareholders should obtain and read the applicable prospectuses of such other funds and consider their objectives, policies and applicable fees before investing in any of such funds. This reinvestment privilege is subject to the condition that the shares redeemed have been held for at least thirty (30) days before the redemption and that the reinvestment is effected within ninety
(90) days after such redemption. If you paid a CDSC upon a redemption and reinvest in Class A shares subject to the conditions set forth above, your account will be credited with the amount of the CDSC previously charged, and the reinvested shares will continue to be subject to a CDSC. The holding period of the Class A shares acquired through reinvestment for purposes of computing the CDSC payable upon a subsequent redemption will include the holding period of the redeemed shares. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt by Goldman Sachs or an Authorized Dealer of a written purchase order indicating that the shares are eligible for reinvestment at net asset value.

  A reinvesting shareholder may realize a gain or loss for federal tax purposes as a result of such redemption. If the redemption occurs within ninety (90) days after the original purchase of the Class A shares, any sales charge paid on the original purchase cannot be taken into account by a shareholder reinvesting at net asset value pursuant to the reinvestment privilege for purposes of determining gain or loss realized on the redemption, but instead will be added to the tax basis of the Class A shares received in the reinvestment. To the extent that any loss is realized and shares of the same Fund are purchased within thirty (30) days before or after the redemption, some or all of the loss may not be allowed as a deduction depending upon the number of shares purchased. Shareholders should consult their own tax advisers concerning the tax consequences of a reinvestment. Upon receipt of a written request, the reinvestment privilege may be exercised once annually by a shareholder, except that there is no such time limit as to the availability of this privilege in connection with transactions the sole purpose of which is to reinvest the proceeds at net asset value in a tax-sheltered retirement plan.

RIGHT OF ACCUMULATION--CLASS A SHARES

  Class A purchasers may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $50,000 or more. Class A shares of the Goldman Sachs Funds may be combined under the Right of Accumulation. See Additional Statement for more information about the Right of Accumulation.

STATEMENT OF INTENTION--CLASS A SHARES

  Purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Class A shares of the Goldman Sachs Funds may be combined under the Statement of Intention. See the Additional Statement for more information about the Statement of Intention.

OFFERING PRICE--CLASS B SHARES

  Investors may purchase Class B shares of the Funds at the next determined net asset value without the imposition of an initial sales charge. However, Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At redemption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, including shares derived from the reinvestment of dividends or capital gains distributions.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of Class B shares. For the purpose of determining the number of years from the time of any purchase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of Class B shares, the Funds will first redeem shares not subject to any CDSC, and then shares held longest during the eight-year period. As a result, a redeeming shareholder will pay the lowest possible CDSC.

                                                                 CDSC AS A
                                                                 PERCENTAGE OF
   YEAR SINCE                                                    DOLLAR AMOUNT
   PURCHASE                                                      SUBJECT TO CDSC
   ----------                                                    ---------------
   First........................................................      5.0%
   Second.......................................................      4.0%
   Third........................................................      3.0%
   Fourth.......................................................      3.0%
   Fifth........................................................      2.0%
   Sixth........................................................      1.0%
   Seventh and thereafter.......................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing distribution-related services to the Funds in connection with the sale of Class B shares, including the payment of compensation to Authorized Dealers. A commission equal to 4.00% of the amount invested is paid to Authorized Dealers.

  Class B shares of a Fund will automatically convert into Class A shares of the same Fund at the end of the calendar quarter that is eight years after the purchase date, except as noted below. Class B shares of a Fund acquired by exchange from Class B shares of another Fund will convert into Class A shares of such Fund based on the date of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase of the shares on which the distribution was paid. The conversion of Class B shares to Class A shares will not occur at any time the Funds are advised that such conversions may constitute taxable events for federal tax purposes, which the Funds believe is unlikely. If conversions do not occur as a result of possible taxability, Class B shares would continue to be subject to higher expenses than Class A shares for an indeterminate period.

  WAIVER OR REDUCTION OF CONTINGENT DEFERRED SALES CHARGE. The CDSC on Class B shares and Class A shares that are subject to a CDSC may be waived or reduced if the redemption relates to (a) retirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdrawals by a participant or beneficiary in a Plan; (d) satisfying the minimum distribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Funds which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion. In addition, Class A and Class B shares subject to a Systematic Withdrawal Plan may be redeemed without a CDSC. However, Goldman Sachs reserves the right to limit such redemptions, on an annual basis, to 12% of the value of your Class B shares and 10% of the value of your Class A shares.


                      SERVICES AVAILABLE TO SHAREHOLDERS

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments may be made through a shareholder's bank via the Automated Clearing House Network or a shareholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS AND AUTOMATIC EXCHANGE
PROGRAM

  A shareholder may elect to cross-reinvest dividends and capital gain distributions paid by a Fund in shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Fund. See "Fund Highlights." Shareholders may also elect to exchange automatically a specified dollar amount of shares of a Fund for shares of the same class or an equivalent class of any other Goldman Sachs Portfolio or ILA Fund. Shares acquired through cross-reinvestment of dividends or the automatic exchange program will be purchased at net asset value and will not be subject to any initial or contingent deferred sales charge as a result of the cross-reinvestment or exchange, but shares subject to a CDSC acquired under the automatic exchange program may be subject to a CDSC at the time of redemption from the Fund into which the exchange is made determined on the basis of the date and value of the investor's initial purchase of the fund from which the exchange (or any prior exchange) is made. Automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter. The minimum dollar amount for automatic exchanges must be at least $50 per month. Cross-reinvestments and automatic exchanges are subject to the following conditions:
(i) the value of the shareholder's account(s) in the fund which is paying the dividend or from which the automatic exchange is being made must equal or exceed $10,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or the shareholder must elect to continue cross-reinvestment or automatic exchanges until the value of acquired fund shares in the shareholder's account equals or exceeds the acquired fund's minimum initial investment requirement. A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus of the Fund into which dividends are invested or automatic exchanges are made.

TAX-SHELTERED RETIREMENT PLANS

  The Funds offer their shares for purchase by retirement plans, including IRA Plans for individuals and their non-employed spouses and defined contribution plans such as 401(k) Salary Reduction Plans. Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Under all plans, dividends and distributions will be automatically reinvested in additional shares of the same class of the Fund or, if so directed by the shareholder, in cash or in shares of the same class or an equivalent class of any other Goldman Sachs Fund or ILA Portfolio.

EXCHANGE PRIVILEGE

  Shares of a Fund may be exchanged at net asset value without the imposition of an initial sales charge or CDSC at the time of exchange for shares of the same class or an equivalent class of any other Fund, Goldman Sachs Fund or ILA Portfolio. A shareholder needs to obtain and read the prospectus of the fund into which the exchange is made. The shares or units of these other funds acquired by an exchange may later be exchanged for shares of the same (or an equivalent class) of the original Fund at the next determined net asset value without the imposition of an initial or contingent deferred sales charge if the dollar amount in the Fund resulting from such exchanges is below the shareholder's all-time highest dollar amount on which it has previously paid the applicable sales charge. Shares or units of these other funds purchased through dividends and/or capital gains reinvestment may be exchanged for shares of the Funds without a sales charge. In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. A fee of $12.50 may be charged for each subsequent exchange during such period. The exchange privilege may be modified or withdrawn at any time upon sixty (60) days' notice to shareholders and is subject to certain limitations.

  An exchange of shares subject to a CDSC will not be subject to the applicable CDSC at the time of exchange. Shares subject to a CDSC acquired in an exchange will be subject to the CDSC of the shares originally held. For purposes of determining the amount of any applicable CDSC, the length of time a shareholder had owned shares will be measured from the date the shareholder acquired the original shares subject to a CDSC and will not be affected by any subsequent exchange.

  An exchange may be made by identifying the applicable Fund and class of shares and either writing to Goldman Sachs, Attention: Goldman Sachs Equity Funds, Shareholder Services, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, if previously elected in the Fund's Account Application, by telephone at 800-526-7384 (8:00 a.m. to 3:00 p.m. Chicago time). Certain procedures are employed to prevent unauthorized or fraudulent exchange requests as set forth under "How to Sell Shares of the Funds." Under the telephone exchange privilege, shares may be exchanged among accounts with different names, addresses and social security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "How to Sell Shares of the Funds." In times of drastic economic or market changes the telephone exchange privilege may be difficult to implement.

  For federal income tax purposes, an exchange, including an automatic exchange, is treated as a sale of the shares surrendered in the exchange, on which an investor may realize a gain or loss, followed by a purchase of shares or units received in the exchange. If such sale occurs within ninety (90) days after the purchase of such shares, to the extent a sales charge that would otherwise apply to the shares or units received in the exchange is not imposed, the sales charge paid on such purchase of Class A shares cannot be taken into account by the exchanging shareholder for purposes of determining gain or loss realized on such sale for federal income tax purposes, but instead will be added to the tax basis of the shares or units received in the exchange. Shareholders should consult their own tax advisers concerning the tax consequences of an exchange.

  All exchanges which represent an initial investment in a Fund must satisfy the minimum investment requirements of the Fund into which the shares are being exchanged. Exchanges are available only in states where exchanges may legally be made.

OTHER PURCHASE INFORMATION

  If shares of a Fund are held in a "street name" account or were purchased through an Authorized Dealer, shareholders should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. Authorized Dealers who receive a portion of the sales charge applicable to the purchase of Class A or Class B shares will not be permitted to impose any other fees on the shareholders in connection with the purchase of such shares.

  The Funds and Goldman Sachs each reserves the right to reject any specific purchase order (including exchanges) or to restrict purchases or exchanges by a particular purchaser (or group of related purchasers). The Funds or Goldman Sachs may reject or restrict purchases or exchanges of shares by a particular purchaser or group, for example, when a pattern of frequent purchases and sales of shares of a Fund is evident, or if the purchase and sale or exchange orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Fund. Goldman Sachs reserves the right to limit the participation in the Fund of its partners and employees.

  In addition to concessions allowed to Authorized Dealers, Goldman Sachs may, from time to time, assist Authorized Dealers by, among other things, providing sales literature to and holding informational programs for the benefit of Authorized Dealers' registered representatives. Authorized Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Goldman Sachs Portfolios. Goldman Sachs may also provide additional promotional incentives to Authorized Dealers in connection with sales of shares of the Goldman Sachs Portfolios. These incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualified registered representatives and members of their families within or without the United States. Incentive payments will be provided for out of the sales charge and distribution fees or out of Goldman Sachs' other resources. Other than sales charges and distribution fees, a Fund and its shareholders do not bear distribution expenses. An Authorized Dealer receiving such incentives may be deemed to be an underwriter under the 1933 Act. In some instances, such incentives may be made available only to certain Authorized Dealers whose representatives have sold or are expected to sell significant amounts of shares.


               DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

DISTRIBUTION PLAN--CLASS A SHARES

  The Trust, on behalf of each Fund's Class A shares, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Act") (the "Class A Distribution Plan"). Under the Class A Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.25% of a Fund's average daily net assets attributable to Class A shares of such Fund. Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Balanced, Growth and Income, CORE Large Cap Growth, Capital Growth and Small Cap Equity Funds; limit the amount of such fee to 0.21% of average daily net assets attributable to Class A shares of CORE U.S. Equity, International Equity and Asia Growth Funds; and to limit such fee to 0.10% of the average daily net assets attributable to Class A shares of Growth Funds. Goldman Sachs has no current intention of modifying or discontinuing such waiver, but may do so in the future at its discretion. The average rate for the fiscal year ended January 31, 1997 paid by the Balanced, CORE U.S. Equity, Growth and Income, Capital Growth, Small Cap Equity, International Equity and
Asia Growth Funds to Goldman Sachs was   %,   %,   %,   %,   %,   % and   %,
respectively, with respect to each Fund's Class A shares.

  Goldman Sachs may use the distribution fee for its expenses of distributing of Class A shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class A Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class A shares. If the fee received by Goldman Sachs pursuant to the Class A Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class A Distribution Plan will be reviewed and is subject to approval annually by the Trustees. The aggregate compensation that may be received under the Class A Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

DISTRIBUTION PLAN--CLASS B SHARES

  The Trust, on behalf of each Fund's Class B shares, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act (the "Class B Distribution Plan"). Under the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from each Fund for distribution services equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class B shares of such Fund. For the fiscal year ended January 31, 1997, the Funds then offering Class B shares paid distribution fees with respect to their Class B shares at the foregoing rate.

  Goldman Sachs may use the distribution fee for its expenses of distributing Class B shares of the Funds. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class B Distribution Plan include compensation paid to and expenses incurred by Authorized Dealers, Goldman Sachs and their respective officers, employees and sales representatives, commissions paid to Authorized Dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective shareholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of Class B shares. If the fee received by Goldman Sachs pursuant to the Class B Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class B Distribution Plan will be reviewed and is subject to approval annually by the Trustees. The aggregate compensation that may be received under the Class B Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

AUTHORIZED DEALER SERVICE PLANS

  The Trust on behalf of each Fund's Class A and Class B shares has adopted non-Rule 12b-1 Authorized Dealer Service Plans (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. Each Fund pays a fee under its Class A or Class B Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to Class A or Class B shares. The fee for personal and account maintenance services paid pursuant to a Service Plan may be used to make payments to Goldman Sachs, Authorized Dealers and their officers, sales representatives and employees for responding to inquiries of, and furnishing assistance to, shareholders regarding ownership of their shares or their accounts or similar services not otherwise provided on behalf of the Funds. The Service Plans will be reviewed and are subject to approval annually by the Board of Trustees. For the fiscal year ended January 31, 1997, each Fund (other than the CORE Large Cap Growth, Growth and Emerging Markets Equity Funds which did not offer Class A or Class B shares during the fiscal year ended January 31, 1997) paid Authorized Dealer service fees at the foregoing rate for each Funds' Class A and Class B shares.


                        HOW TO SELL SHARES OF THE FUNDS

  Each Fund will redeem its shares upon request of a shareholder on any Business Day at the net asset value next determined after the receipt of such request in proper form, subject to any applicable CDSC. See "Net Asset Value." Redemption proceeds will be mailed by check to a shareholder within three (3) Business Days of receipt of a properly executed request. If shares to be redeemed were recently purchased by check, a Fund may delay transmittal of redemption proceeds until such time as it has assured itself that good funds have been collected for the purchase of such shares. This may take up to fifteen (15) days. Redemption requests may be made by writing to or calling the Transfer Agent at the address or telephone number set forth on the back cover page of this Prospectus or an Authorized Dealer.

  A shareholder may request redemptions by telephone if the optional telephone redemption privilege is elected on the Account Application. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption and exchange requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will be sent only to the shareholder's address of record or authorized bank account designated in the Account Application and exchanges of shares will be made only to an identical account. Telephone requests will also be recorded. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither a Fund, the Trust nor Goldman Sachs will be responsible for the authenticity of instructions received by telephone. Proceeds of telephone redemptions will be mailed to the shareholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the shareholder provides written instructions (accompanied by a signature guarantee) indicating another address.

  Written requests for redemptions must be signed by each shareholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

  The Funds will also arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the shareholder's Account Application. Redemption proceeds will normally be wired on the next Business Day in Federal Funds (for a total one Business Day delay) following receipt of a properly executed wire transfer redemption request. Wiring of redemption proceeds may be delayed one additional Business Day if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. A transaction fee of $7.50 may be charged for payments of redemption proceeds by wire. In order to change the bank designated on the Account Application to receive redemption proceeds, a written request must be received by the Transfer Agent. This request must be signature guaranteed as set forth above. Further documentation may be required for executors, trustees or corporations. Once wire transfer instructions have been given by Goldman Sachs or an Authorized Dealer, neither a Fund, the Trust, Goldman Sachs nor any Authorized Dealer assumes any further responsibility for the performance of intermediaries or the shareholder's bank in the transfer process. If a problem with such performance arises, the shareholder should deal directly with such intermediaries or bank.

  Additional documentation regarding a redemption by any means may be required to effect a redemption when deemed appropriate by the Transfer Agent. The request for such redemption will not be considered to have been received in proper form until such additional documentation has been received.

SYSTEMATIC WITHDRAWAL PLAN

  A shareholder may draw on shareholdings systematically via check or ACH in any amount specified by the shareholder over $50. Checks are only available on or about the 25th of each month. Each systematic withdrawal is a sale for tax purposes. A minimum balance of $5,000 in shares of a Fund is required. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on your purchases of Class A shares or the imposition of a CDSC on your redemptions of Class A and Class B shares. The CDSC applicable to Class A and Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest--Waiver or Reduction of Contingent Deferred Sales Charge." See Additional Statement for more information about the Systematic Withdrawal Plan.

                                   DIVIDENDS

  Each dividend from net investment income and capital gains distribution, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in (i) cash, (ii) additional shares of the same class of the Fund or (iii) shares of the same or an equivalent class of any of the Goldman Sachs Portfolios or units of the ILA Portfolios (the Prime Obligations Portfolio only for Class B), as described under "Cross-Reinvestment of Dividends and Distributions and Automatic Exchange Program." This election should initially be made on a shareholder's Account Application and may be changed upon written notice to Goldman Sachs at any time prior to the record date for a particular dividend or distribution. If no election is made, all dividends from net investment income and capital gain distributions will be reinvested in the Fund.

  The election to reinvest dividends and distributions paid by a Fund in additional shares or units of the Fund or any other Goldman Sachs Fund or ILA Portfolio will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares or units of the Fund, another Goldman Sachs Fund or an ILA Portfolio.

  Each Fund intends that all or substantially all of its net investment income and net realized long-term and short-term capital gains, after reduction by available capital losses, including any capital losses carried forward from prior years, will be declared as dividends for each taxable year. The Balanced and Growth and Income Funds will pay dividends from net investment income quarterly. Each other Fund will pay dividends from net investment income at least annually. All of the Funds will pay dividends from net realized long-term and short-term capital gains, reduced by available capital losses, at least annually. From time to time, a portion of any Fund's dividends may constitute a return of capital.

  At the time of an investor's purchase of shares of a Fund a portion of the net asset value per share may be represented by undistributed income of the Fund or realized or unrealized appreciation of the Fund's portfolio securities. Therefore, subsequent distributions on such shares from such income or realized appreciation may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the cost of such shares and the distributions (or portions thereof) represent a return of a portion of the purchase price.


                                NET ASSET VALUE

  The net asset value per share of each class of a Fund is calculated by the Fund's custodian as of the close of regular trading on the New York Stock Exchange (normally 3:00 p.m. Chicago time, 4:00 p.m. New York time), on each Business Day (as such term is defined under "Additional Information"). Net asset value per share of each class is calculated by determining the net assets attributable to each class and dividing by the number of outstanding shares of that class. Portfolio securities are valued based on market quotations or, if accurate quotations are not readily available, at fair value as determined in good faith under procedures established by the Trustees.

                            PERFORMANCE INFORMATION

  From time to time each Fund may publish average annual total return and the Balanced and Growth and Income Funds may publish their yield and distribution rates in advertisements and communications to shareholders or prospective investors. Average annual total return is determined by computing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified periods ending with the most recent calendar quarter, assuming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Total return calculations for Class A shares reflect the effect of paying the maximum initial sales charge. Investment at a lower sales charge would result in higher performance figures. Total return calculations for Class B shares reflect deduction of the applicable CDSC imposed upon redemption of Class B shares held for the applicable period. Each Fund may also from time to time advertise total return on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In addition, each Fund may furnish total return calculations based on investments at various sales charge levels or at net asset value. Any performance data which is based on a Fund's net asset value per share would be reduced if any applicable sales charge were taken into account. In addition to the above, each Fund may from time to time advertise its performance relative to certain performance rankings and indices.

  The Balanced and Growth and Income Funds compute their yield by dividing net investment income earned during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes. The Balanced and Growth and Income Funds' quotations of distribution rate are calculated by annualizing the most recent distribution of net investment income for a monthly, quarterly or other relevant period and dividing this amount by the net asset value per share on the last day of the period for which the distribution rates are being calculated.

  Each Fund's yield, total return and distribution rate will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, the yield, total return and distribution rate calculations with respect to each class of shares for the same period will differ. The investment performance of the Class A and Class B shares will be affected by the payment of a sales charge, distribution fees and other class specific expenses. See "Shares of the Trust" below.

  The investment results of a Fund will fluctuate over time and any presentation of investment results for any prior period should not be considered a representation of what an investment may earn or what the Fund's performance may be in any future period. In addition to information provided in shareholder reports, the Funds may, in their discretion, from time to time, make a list of their holdings available to investors upon request.

                           SHARES OF THE TRUST

  Each Fund is a series of Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly series of Goldman Sachs Equity Portfolios, Inc., a Maryland Corporation and were reorganized into the Trust as of April 30, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees also have authority to classify and reclassify any series or portfolio of shares into one or more classes. The CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International Equity, Asia Growth and Emerging Markets Equity Funds offer four classes of shares: Institutional Shares, Service Shares and the shares offered by this Prospectus which are designated as Class A shares or Class B shares. The Balanced, Capital Growth and Small Cap Equity Funds offer Class A shares and Class B shares.

  When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, communicate with other shareholders in connection with requiring a special meeting of shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

  In the interest of economy and convenience, the Trust does not issue certificates representing the Funds' shares. Instead, the Transfer Agent maintains a record of each shareholder's ownership. Each shareholder receives confirmation of purchase and redemption orders from the Transfer Agent. Fund shares and any dividends and distributions paid by the Funds are reflected in account statements from the Transfer Agent.


                                   TAXATION

FEDERAL TAXES

  Each Fund is treated as a separate entity for tax purposes. The CORE Large Cap Growth, Growth and Emerging Markets Equity Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund intends to continue to qualify for such treatment for each taxable year under Subchapter M of the Code. To qualify as such, a Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, a Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, certain net realized foreign exchange gains, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gains regardless of how long the shareholders have held their shares. These tax consequences will apply regardless of whether distributions are received in cash or reinvested in shares. A Fund's dividends that are paid to its corporate shareholders from qualifying dividends such Fund receives from U.S. domestic corporations may be eligible, in the hands of such corporate shareholders, for the corporate dividends-received deduction, subject to certain holding period requirements and debt financing limitations under the Code. Dividends paid by International Equity, Asia Growth and Emerging Markets Equity Funds are not generally expected to qualify, in the hands of corporate shareholders, for the corporate dividends-received deduction, but a portion of each other Fund's dividends may generally so qualify. Certain distributions paid by a Fund in January of a given year may be taxable to shareholders as if received the prior December
31. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes.

  Investors should consider the tax implications of buying shares immediately prior to a distribution. Investors who purchase shares shortly before the record date for a distribution will pay a per share price that includes the value of the anticipated distribution and will be taxed on the distribution even though the distribution represents a return of a portion of the purchase price.

  Redemptions and exchanges of shares are taxable events on which a shareholder may recognize a gain or loss.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on distributions, redemptions and exchanges if they fail to furnish their correct taxpayer identification number and certain certifications required by the Internal Revenue Service or if they are otherwise subject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordinary dividends from the Funds.

  Each Fund may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. The Funds do not anticipate that they will elect to pass such foreign taxes through to their shareholders, who therefore will generally not take such taxes into account on their own tax returns. The Funds will generally deduct such taxes in determining the amounts available for distribution to shareholders.

OTHER TAXES

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from the Funds. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) a Fund's distributions are derived from interest on (or, in the case of intangibles property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. For a further discussion of certain tax consequences of investing in shares of the Funds, see "Taxation" in the Additional Statement. Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state and local taxes as well as to any foreign taxes.

                            ADDITIONAL INFORMATION

  The term "a vote of the majority of the outstanding shares" of a Fund means the vote of the lesser of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

  As used in this Prospectus, the term "Business Day" means any day the New York Stock Exchange is open for trading, which is Monday through Friday except for holidays. The New York Stock Exchange is closed on the following holidays:
New Year's Day (observed), Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                   APPENDIX

                            STATEMENT OF INTENTION
    (APPLICABLE ONLY TO CLASS A SHARES PURCHASED SUBJECT TO A SALES CHARGE)

  If a shareholder anticipates purchasing $50,000 or more of Class A shares of a Fund alone or in combination with Class A shares of another Fund or another Goldman Sachs Fund within a 13-month period, the shareholder may obtain shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by filing this Statement of Intention incorporated by reference in the Account Application. Income dividends and capital gain distributions taken in additional shares will apply toward the completion of this Statement of Intention.

  To ensure that the reduced price will be received on future purchases, the investor must inform Goldman, Sachs & Co. that this Statement of Intention is in effect each time shares are purchased. Subject to the conditions mentioned below, each purchase will be made at the public offering price applicable to a single transaction of the dollar amount specified on the Account Application. The investor makes no commitment to purchase additional shares, but if his purchases within 13 months plus the value of shares credited toward completion do not total the sum specified, he will pay the increased amount of the sales charge prescribed in the Escrow Agreement.

                               ESCROW AGREEMENT

  Out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the Account Application shall be held in escrow by the Transfer Agent in the form of shares registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to his order. When the minimum investment so specified is completed (either prior to or by the end of the thirteenth month), the shareholder will be notified and the escrowed shares will be released. In signing the Account Application, the investor irrevocably constitutes and appoints the Transfer Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

  If the intended investment is not completed, the investor will be asked to remit to Goldman, Sachs & Co. any difference between the sales charge on the amount specified and on the amount actually attained. If the investor does not within 20 days after written request by Goldman, Sachs & Co. pay such difference in the sales charge, the Transfer Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Transfer Agent.

--------------------------------------------------------------------------------

GOLDMAN SACHS ASSET
MANAGEMENT
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS FUNDS
MANAGEMENT, L.P.
ONE NEW YORK PLAZA
NEW YORK, NEW YORK 10004

GOLDMAN SACHS ASSET
MANAGEMENT INTERNATIONAL
140 FLEET STREET
LONDON, ENGLAND EC4A 2BJ

GOLDMAN, SACHS & CO.
DISTRIBUTOR
85 BROAD STREET
NEW YORK, NEW YORK 10004

GOLDMAN, SACHS & CO.
TRANSFER AGENT
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

TOLL FREE (IN U.S.) . . . . . . . . 800-526-7384


EQI/250K/596
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GOLDMAN SACHS EQUITY

FUNDS

--------------------------------------------------------------------------------

PROSPECTUS

CLASS A AND B SHARES



GOLDMAN
SACHS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                   ILA UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-- Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA shares of beneficial interest ("ILA Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U. S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION..... Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state.
-------------------------------------------------------------------------------
ILA UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE
BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                  UNITHOLDER AND PORTFOLIO EXPENSES (NOTE 1)
                              ILA UNITS (NOTE 2)

                                      PRIME      MONEY    TREASURY    TREASURY                        TAX-EXEMPT  TAX-EXEMPT
                                   OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA
                                    PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                                   ----------- --------- ----------- ----------- ---------- --------- ----------- ----------
UNITHOLDER TRANSAC-
TION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases.........                   None       None       None        None        None      None       None        None
 Sales Charge
 Imposed on
 Reinvested
 Distributions.....                   None       None       None        None        None      None       None        None
 Deferred Sales
 Load Imposed on
 Redemptions.......                   None       None       None        None        None      None       None        None
 Exchange Fee......                   None       None       None        None        None      None       None        None
ANNUAL OPERATING
EXPENSES
 (as a percentage of average daily
 net
 assets)
 Management Fees
 (Note 3) (after
 adjustments)......                   0.35%      0.  %      0.35%       0.  %       0.35%     0.  %      0.  %       0.35%
 Other Expenses
 (Note 3) (after
 expense limita-
 tion).............                   0.06%      0.06%      0.06%       0.06%       0.06%     0.06%      0.06%       0.06%
                                      ----       ----       ----        ----        ----      ----       ----        ----
TOTAL OPERATING EX-
PENSES (Note 3)....                   0.41%      0.  %      0.41%       0.  %       0.41%     0.  %      0.  %       0.41%
                                      ====       ====       ====        ====        ====      ====       ====        ====
                                     TAX-
                                    EXEMPT
                                   NEW YORK
                                   PORTFOLIO
                                   ---------
UNITHOLDER TRANSAC-
TION EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases.........                  None
 Sales Charge
 Imposed on
 Reinvested
 Distributions.....                  None
 Deferred Sales
 Load Imposed on
 Redemptions.......                  None
 Exchange Fee......                  None
ANNUAL OPERATING
EXPENSES
 (as a percentage of average daily
 net
 assets)
 Management Fees
 (Note 3) (after
 adjustments)......                  0.  %
 Other Expenses
 (Note 3) (after
 expense limita-
 tion).............                  0.06%
                                   ---------
TOTAL OPERATING EX-
PENSES (Note 3)....                  0.  %
                                   =========

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $        $       $       $
     Money Market Portfolio.....................   $        $       $       $
     Treasury Obligations Portfolio.............   $        $       $       $
     Treasury Instruments Portfolio.............   $        $       $       $
     Government Portfolio.......................   $        $       $       $
     Federal Portfolio..........................   $        $       $       $
     Tax-Exempt Diversified Portfolio...........   $        $       $       $
     Tax-Exempt California Portfolio............   $        $       $       $
     Tax-Exempt New York Portfolio..............   $        $       $       $

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Portfolios will bear directly or indirectly. Operating expenses for the Treasury Instruments, Federal and Tax-Exempt New York Portfolios are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Portfolios are based on actual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Portfolio, which may be greater or less than 5%. See "Management". Operating expenses incurred by the Treasury Instruments, Federal and Tax-Exempt New York Portfolio's during the fiscal year ended December 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments and expense limitations) as follows:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Treasury Instruments Portfolio...........     0.%      0.06%         0.%
   Federal Portfolio........................     0.%      0.06%         0.%
   Tax-Exempt New York Portfolio............     0.%      0.06%         0.%

(2) The information set forth in the foregoing table and example relates only to ILA Units of the Portfolios. The Portfolios also offer ILA Administration Units, ILA Service Units and ILA Class B Units (Prime Obligations Portfolio only) which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Units of the Portfolios".

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed to reduce or otherwise limit certain expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to the average daily net assets of such Portfolio, less the effect of fee reductions, if any, shown in the above table. The Adviser has also agreed that a portion of its fees will not be imposed for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. The following table sets forth the expenses payable by each Portfolio not reflecting the reduction of fees otherwise payable and any expense limitations:

                                             MANAGEMENT  OTHER   TOTAL OPERATING
                                                FEES    EXPENSES    EXPENSES
                                             ---------- -------- ---------------
   Prime Obligations Portfolio..............    0.35%     0. %         0. %
   Money Market Portfolio...................    0.35%     0. %         0. %
   Treasury Obligations Portfolio...........    0.35%     0. %         0. %
   Treasury Instruments Portfolio...........    0.35%     0. %         0. %
   Government Portfolio.....................    0.35%     0. %         0. %
   Federal Portfolio........................    0.35%     0. %         0. %
   Tax-Exempt Diversified Portfolio.........    0.35%     0. %         0. %
   Tax-Exempt California Portfolio..........    0.35%     0. %         0. %
   Tax-Exempt New York Portfolio............    0.35%     0. %         0. %

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Ex-empt New York Portfolios outstanding during the periods indicated have been
audited by   independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial state-ments and related notes incorporated by reference and attached to the State-ment of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Fed-eral Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income tax-ation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO. The Taxable Portfolios will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securi-ties, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                               SHORT-TERM
                                               BANK                          OBLIGATIONS OF                     ASSET-BACKED &
                     US          US        OBLIGATIONS                        CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT  (EXCLUDING BANK      COMMERCIAL        AND OTHER        REPURCHASE         BACKED
                 OBLIGATIONS SECURITIES COMMERCIAL PAPER)       PAPER           ENTITIES         AGREEMENTS       SECURITIES
------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations        [_]         [_]            [_]                [_]              [_]               [_]             [_]
 Portfolio                               US Banks Only                       US Entities Only                     Rated Only
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio          [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                        Over 25% of total  US and           US and Foreign                      Rated Only
                                        assets must be     Foreign (US$)    (US$) Entities
                                        invested in US     Commercial Paper
                                        and Foreign
                                        (US$) Banks
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations        [_]                                                                              [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments        [_]                                                                              [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Government          [_]         [_]                                                                  [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federal             [_]         [_]                                                                  [_]
 Portfolio                                                                                    (Does not intend
                                                                                              to invest)
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                      [_]                                [_]
 Portfolio                                                 Tax-Exempt Only
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                       [_]                                [_]
 Portfolio                                                 Tax-Exempt Only
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York Portfolio                                                   [_]                                [_]
                                                           Tax-Exempt Only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
                    (US$)
------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio          [_]

------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Government
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federal
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York Portfolio

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.



                                                                                                              SUMMARY
                         TAXABLE            TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED          OF
                        MUNICIPALS          MUNICIPALS                QUALITY****  COMPANIES   SECURITIES    TAXATION*
-------------------------------------------------------------------------------------------------------------------------
Prime Obligations           [_]                                                      [_]           [_]
 Portfolio                                                             First      Up to 10% of            Taxable Federal
                                                                       Tier       total assets            and State**
                                                                                  in other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Money Market                [_]                                                      [_]           [_]
 Portfolio                                                             First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Treasury Obligations                                                                 [_]
 Portfolio                                                             First      Up to 10%              Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Treasury Instruments                                                                 [_]
 Portfolio                                                             First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and generally
                                                                                  assets in               exempt from
                                                                                  other                   state taxation
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Government Portfolio                                                                 [_]
                                                                       First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Federal Portfolio                                                                    [_]
                                                                       First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and generally
                                                                                  assets in               exempt from
                                                                                  other                   state taxation
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Diversified                      [_]                                     [_]            [_]
 Porfolio                                At least 80% of net assets    First or   Up to 10%               Tax-Exempt
                                         in Municipal Instruments,     Second     of total                Federal and
                                         (except in extraordinary      Tier       assets in               Taxable
                                         circumstances)                           other                   State***
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt California                       [_]                                     [_]            [_]
 Portfolio                                                             First or   Up to 10%               Tax-Exempt
                                         At least 80% of net assets    Second     of total                Federal and
                                         in Municipal Instruments,     Tier       assets in               California
                                         and at least 65% of its                  other                   State
                                         total assets must be                     investment
                                         invested in California                   companies
                                         Instruments, (except in
                                         extraordinary circumstances)
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York                         [_]                                     [_]            [_]
 Portfolio                               At least 80% of net assets    First or   Up to 10%               Tax-Exempt
                                         in Municipal Instruments,     Second     of total                Federal, New
                                         and at least 65% of its       Tier       assets in               York State and
                                         total assets must be                     other                   New York City
                                         invested in New York                     investment
                                         Instruments, (except in                  companies
                                         extraordinary circumstances)
                         MISCELLANEOUS
-------------------------------------------------------------------------------------------------------------------------
Prime Obligations
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio              May invest in
                        obligations of
                        the
                        International
                        Bank for
                        Reconstruction
                        and Development
-------------------------------------------------------------------------------------------------------------------------
Treasury Obligations
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Treasury Instruments
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Government Portfolio
-------------------------------------------------------------------------------------------------------------------------
Federal Portfolio
                        Under
                        extraordinary
                        circumstances,
                        may hold cash,
                        U.S. Government
                        Securities
                        subject to
                        state taxation
                        or cash
                        equivalents
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Diversified
 Porfolio               May (but does
                        not currently
                        intend to)
                        invest up to
                        20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt California
 Portfolio              May (but does
                        not currently
                        intend to)
                        invest up to
                        20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York
 Portfolio              May invest up
                        to 20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.


    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Security interest in many states.
  *** Taxable except for distributions from interest on obligations of an investor's state of residence in certain states.
 **** A Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities gener-ally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in to-tal deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obligations. As a result, the Port-folio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. reg-ulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profit-ability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, increased com-petition from other types of financial institutions, increased acquisition ac-tivity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the gov-ernments of or entities located or organized in countries that maintain a short-term foreign currency rating in the highest short-term ratings category by at least two NRSRO, or if unrated, deemed to be the equivalent quality by the Trustees.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  CALIFORNIA INSTRUMENTS: Obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: Obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city personal income tax.

TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS:

                        TAX-                 TAX-
                        EXEMPT DIVERSIFIED   EXEMPT CALIFORNIA    TAX-EXEMPT NEW YORK
                        PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------
  FIXED RATE NOTES AND  In highest short-    In one of the two    In one of the two
  SIMILAR DEBT          term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  VARIABLE AND          In highest short-    In one of the two    In one of the two
  FLOATING RATE DEMAND  term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  TAX-EXEMPT            In highest rating    In one of the two    In one of the two
  COMMERCIAL PAPER      category             highest rating       highest rating
                                             categories           categories
--------------------------------------------------------------------------------------
  MUNICIPAL BONDS       In one of the two    In one of the two    In one of the two
                        highest rating       highest rating       highest rating
                        categories           categories           categories
--------------------------------------------------------------------------------------
  UNRATED NOTES,        Determined to be of  Determined to be of  Determined to be of
  PAPER, BONDS AND      comparable quality   comparable quality   comparable quality
  OTHER INSTRUMENTS     by Adviser pursuant  by Adviser pursuant  by Adviser pursuant to criteria approved to criteria approved to criteria approved
                        by the Trustees      by the Trustees      by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments. In addition, as a matter of fundamental policy, at least 65% of each of the Tax-Exempt Califor-nia and Tax-Exempt New York Portfolio's total assets will be invested in Cali-fornia and New York Instruments, respectively, except in extraordinary circum-stances. A Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfo-lios, in Municipal Instruments that are not California or New York Instru-ments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt California and Tax-Exempt New York Portfolios' distributions of interest from Municipal Instruments other than California and New York Instru-ments, respectively, may be subject to California and New York state and New York city personal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable invest-ments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will look to the creditworthiness of the party providing unconditional demand features or other unconditional obliga-tions to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amor-tized cost valuation under the Investment Company Act. A Portfolio may pur-chase such variable or floating rate obligations from the issuers or may pur-chase certificates of participation, a type of floating or variable rate obli-gation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders un-der the federal alternative minimum tax. See

"Taxes" and "Distributions." The Tax-Exempt New York Portfolio may invest up to 20% of its net assets in private activity bonds. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of each Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. From mid-1990 through 1993, California experienced substan-tial financial difficulties related to weak performance of the once-booming California economy, which caused substantial, broad-based revenue shortfalls. The economy has entered a sustained recovery since late 1993. California's long-term credit rating has been reduced in the past, and its ability to pro-vide assistance to its public authorities and political subdivisions has been, and could be further, impaired. Cutbacks in state aid could adversely affect the financial condition of cities, counties and education districts previously subject to severe fiscal constraints and facing a fall in their own tax col-lections. California voters in the past have passed amendments to the Califor-nia Constitution and other measures that limit the taxing and spending author-ity of California governmental entities and future voter initiatives could re-sult in adverse consequences affecting California Instruments.

  These factors, among others (including the outcome of related pending liti-gation and the effects of several natural disasters such as the 1994 earth-quake in Southern California), could reduce the credit standing of certain is-suers of California Instruments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Informa-tion.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. In recent years, several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Instruments has at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga-tions issued by other jurisdictions. A recurrence of the financial difficul-ties previously experienced by certain issuers of New York Instruments could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York In-struments. Although as of the date of this Prospectus, no issuers of New York Instruments are in default with respect to the payment of their municipal ob-ligations, the occurrence of any such default could affect adversely the mar-ket values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Portfolios invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government Securities or securities of other investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government Securities or securities of other regulated investment companies). These Federal tax diversification requirements apply only at tax-able quarter-ends and are subject to certain qualifications and exceptions. Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small num-ber of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may only en-ter into repurchase agreements with primary dealers in U.S. Government Securi-ties. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a partic-ular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Port-folio's custodian or subcustodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or for-ward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the se-curity to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment ba-sis with the intention of acquiring securities for its portfolio, the Portfo-lio may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such in-vestments prescribed by the Investment Company Act. These limits include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's assets in securities of any one investment company or more than 10% of its assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment compa-nies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Portfolio and will be subject to substan-tially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT DIVERSIFIED PORTFOLIOS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Portfolio and the Tax-Exempt Diversi-fied Portfolio may not invest more than 5% of its total assets (taken at amor-tized cost) in the securities of any one issuer (except U.S. Government Secu-rities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Portfolio's as-sets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. Immediately after the Tax-Exempt Diversified Portfolio's acquisition of any demand feature, guarantee or security that (after giving effect to an associated demand feature or guarantee) is a Second Tier Security, not more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the issuer of the acquired Second Tier Security. The Tax-Exempt Diversified Portfolio's investments in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities are limited to 5% of the Portfolio's total assets (1% per issuer). The foregoing operating policies are more restrictive than the fundamental policy set forth in the Statement of Additional Information.

  TAX-EXEMPT CALIFORNIA AND NEW YORK PORTFOLIOS. Pursuant to Rule 2a-7, each of the Tax-Exempt California and New York Portfolios may not, with respect to 75% of its total assets, invest more than 5% of its total assets (taken at am-ortized cost) in the securities of any one issuer (except U.S. Government Se-curities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). With re-spect to 75% of each Portfolio's assets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand fea-tures or guarantees from the same issuer. Immediately after a Portfolio's ac-quisition of any demand feature, guarantee or security that (after giving ef-fect to an associated demand feature or guarantee) is a Second Tier Security, nor more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the issuer of the acquired Second Tier Security. Each Portfolio's investments in conduit securi-ties (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities and limited to 5% of the Portfolio's total assets (1% per issuer).

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Portfolio's in-vestments in these securities, focusing on such important factors, among oth-ers, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman Sachs, acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-ministrator or distributor for approximately $ billion in assets.

  As of November , 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $ billion and partners' capital of $ billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Board of Trustees and that Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net as-sets as follows:

                                                     RATE PAID FOR
                                                      FISCAL YEAR
                                         ANNUAL RATE ENDED 12/31/96
                                         ----------- --------------
       Prime Obligations Portfolio           .35%           %
       Money Market Portfolio                .35%           %
       Treasury Obligations Portfolio        .35%           %
       Treasury Instruments Portfolio        .35%           %
       Government Portfolio                  .35%           %
       Federal Portfolio                     .35%           %
       Tax-Exempt Diversified Portfolio      .35%           %
       Tax-Exempt California Portfolio       .35%           %
       Tax-Exempt New York Portfolio         .35%           %

  The difference, if any, between the stated advisory fee and the actual advi-sory fees paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraor-dinary expenses) on an annualized basis to .43% of the average daily net as-sets of the Portfolio less the effect of fee reductions, if any. Such reduc-tions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the ex-press approval of the Trustees. In addition, with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Portfolio's annual total operating expenses (excluding fees payable to Service Organizations, as de-fined herein) to . %, . %, . %, . % and . % respectively, of average daily net assets and for each other Portfolio to .41% of average daily net as-sets. GSAM has no current intention to but may in the future discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, (except, in the case of the Tax-Exempt Portfolios, tax-exempt interest), the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as or-dinary income. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to taxable distributions of a Portfolio (in-cluding a Portfolio that also pays exempt-interest dividends, as described be-
low) regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on

December 31 of the year in which they are declared. Unitholders will be in-formed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of the Tax-Exempt Portfolios that may constitute a tax preference item under the federal alter-native minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by a Portfolio from interest on tax-exempt obligations and properly des-ignated by the Portfolio as exempt-interest dividends, including dividends at-tributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alter-native minimum tax. Exempt-interest dividends will be considered in computing the "adjusted current earnings" preference item for purposes of the corporate federal alternative minimum tax, the corporate environmental tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest incurred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities and is expected to be unable to pass such taxes through to unitholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attribut-able to) certain U.S. Government obligations and/or tax-exempt municipal obli-gations issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Portfolios will cease, and each other Portfolio re-serves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Portfolio closes early, purchase and redemption orders re-ceived after the PSA recommended closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Busi-ness Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its perfor-mance relative to certain rankings or indices. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's yield, effective yield or tax-equivalent yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of units in existence. Because each such class of units is subject to different expenses, the net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts trust, and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interests in separate series, without further action by unitholders. Ad-ditional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units, except for the Prime Obligations Portfolio which has four classes of units: ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units. (Institutions that provide services to holders of ILA Ad-ministration or ILA Service Units are referred to in this Prospectus as "Serv-ice Organizations").

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  As of       , 1997,           , owned beneficially      % of the outstanding
units of           Portfolio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                               PURCHASE OF UNITS

  ILA Units of a Portfolio may be purchased on any Business Day at the net as-set value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the subcustodian for State Street Bank and Trust Company ("State Street"), receives the purchase price in Federal Funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to Northern.

  Purchases of ILA Units may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs,
Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chica-go, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. ILA Units purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Units."

  Purchases of ILA Units of any Portfolio may also be made through an Auto-mated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase price in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  ILA Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Units purchased as fol-lows:

-------------------------------------------------------------------------------

         IF ORDER IS RECEIVED BY
              GOLDMAN SACHS                                            DIVIDENDS BEGIN
         -----------------------                                       ---------------

  (1) In the case of the Prime Obligations, Money Market, Treasury Obligations,
     Treasury Instruments, Government and Federal Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-
Exempt New York Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire ILA Units may impose charges in connection with transactions in such Units.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Units held in each unitholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum initial investment is $50,000, which may be allocated among the Portfolios. The Trust and Goldman Sachs each reserves the right to waive the minimum investment requirement. Before or immediately after placing an initial purchase order, investors should complete and send to Goldman Sachs the Ac-count Information Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional ILA Units should be accompanied by information identifying the account and the Portfolio in which ILA Units are to be pur-chased.

                            REPORTS TO UNITHOLDERS

  ILA Unitholders of each Portfolio will receive an annual report containing audited financial statements and a semiannual report. Each ILA Unitholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. ILA Unitholders with inquiries regarding a Portfolio may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent".

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the unit balance at month end and the monthly income together with the total unit balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Portfolio's daily income per unit, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time each day.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to ILA Unitholders monthly. Distributions will be made in additional ILA Units of the same Portfolio or, at the election of ILA Unitholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Divi-dends will be reinvested as of the last calendar day of each month. Cash dis-tributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distribu-tions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Units of each Portfolio may be exchanged for units or shares of the cor-responding class of any Portfolio or Fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are regis-tered in the Portfolio from which the exchange is being made. It may be diffi-cult to implement the telephone exchange privilege in times of drastic eco-nomic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Unitholders may redeem ILA Units of a Portfolio without charge upon re-quest on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of ILA Units of the particular Portfolio to be redeemed, the account number, pay-ment instructions and the exact registration on the account. Signatures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Portfolio. It may be difficult to implement redemptions by telephone in times of drastic eco-nomic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below. Goldman Sachs re-serves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for ILA Units recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the ILA Unitholder's Account Information Form, un-less payment by check has been requested.

-----------------------------------------------------------------------------
                                          REDEMPTION
           REDEMPTION REQUEST              PROCEEDS
        RECEIVED BY GOLDMAN SACHS         ORDINARILY           DIVIDENDS
      -----------------------------       ----------      -------------------
   (1) In the case of the Prime Obligations, Money Market, Treasury
     Obligations,Treasury Instruments, Government and Federal Portfolios
       By:     3:00 p.m.-N.Y. time        Wired Same       Not earned on Day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
    After:     3:00 p.m.-N.Y. time        Wired Next         Earned on Day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios
       By:    12:00 noon-N.Y. time        Wired Same       Not earned on Day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------
    After:    12:00 noon-N.Y. time        Wired Next         Earned on Day
                                           Business       request is received
                                              Day
-----------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Ac-count Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the ILA Unitholder's bank in the transfer process. If a problem with such performance arises, the ILA Unitholder should deal directly with such interme-diaries or bank.

  An ILA Unitholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the ILA Unitholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

CHECK REDEMPTION PRIVILEGE

  An ILA Unitholder of any Portfolio may elect to have a special account with State Street for the purpose of redeeming ILA Units from his or her account in that Portfolio by check. When State Street receives a completed signature card and authorization form, the ILA Unitholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Units will be redeemed to cover the amount of the check. Can-celled checks will be returned to the ILA Unitholder by State Street.

  The check redemption privilege enables an ILA Unitholder to receive the div-idends declared on the ILA Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an ILA Unitholder's account. If the amount of a check is greater than the value of ILA Units held in the ILA Unitholder's account, the check will be returned unpaid, and the ILA Unitholder may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular ILA Unitholder or all ILA Unitholders in general. The Trust and State Street reserve the right at any time to suspend the redemption by check and intend to do so in the event that federal legislation or regula-tions impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Trust with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Trust for the federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Trust's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity you must provide a com-pleted Form W-8 to the Trust in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

             GOLDMAN SACHS MUTUAL FUNDS -- ACCOUNT INFORMATION FORM
 This Account Information Form Should be Forwarded Promptly to Goldman, Sachs &
                                      Co.
                 No Redemption Can be Made Prior to Its Receipt
Send to: Goldman Sachs Mutual Funds                   Master No. _______________
         4900 Sears Tower                                        Fund Use Only
         Chicago, IL 60606
         1-800-621-2250                               Date: ____________________

Institutional Liquid Assets Portfolios
[_]Prime Obligations Portfolio          [_]Goldman Sachs Adjustable Rate Gov-
                                        ernment Fund
[_]Money Market Portfolio
[_]Treasury Obligations Portfolio       [_]Goldman Sachs Short Duration Gov-
                                        ernment Fund
[_]Treasury Instruments Portfolio
[_]Government Portfolio                 [_]Goldman Sachs Short Duration Tax-
                                        Free Fund
[_]Federal Portfolio
[_]Tax-Exempt Diversified Portfolio     [_]Goldman Sachs Core Fixed Income
                                        Fund
[_]Tax-Exempt California Portfolio      [_]Goldman Sachs Global Income Fund
[_]Tax-Exempt New York Portfolio        [_]Other Goldman Sachs Portfolios
[_]Other                                Fill in Fund(s): ______________________
Fill in Fund(s): ______________________

A. ACCOUNT RECORD
--------------------------------------------------------------------------------
--------------------------------------- ---------------------------------------
Name of Account                         Telephone Number
--------------------------------------- U.S. Citizen or
Street or P.O. Box                      Resident? Yes [_]  No [_]
--------------------------------------- If no is checked, fill in country of
City                   State    Zip     tax residence:
--------------------------------------- ---------------------------------------
Attention

B. DIVIDENDS AND DISTRIBUTIONS -- Check appropriate box (see "Dividends" in Prospectus)
--------------------------------------------------------------------------------
Dividends (including net short-term     [_] Cash   [_] Units
 capital gains)                         [_] Cash   [_] Units
Net Long-Term Capital Gains                      [_] Units
 Distributions
Dividends and capital gains reinvested
 in another fund in the Goldman Sachs
 Portfolios (see Prospectus for more
 information)
 Fill in Fund: _______________________
(If no box is checked, dividends and capital gains distributions will be reinvested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICATION
--------------------------------------------------------------------------------
Taxpayer Identification Number: _________________________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certification of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

     -------------------------------    ---------------------------------------
SIGN Signature                          Name (print) and Title (if any)
HERE -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
--------------------------------------------------------------------------------
[_] Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of units of the Portfolio into any portfolio described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Portfolio nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request.
                                                       Continued on reverse side

E. REDEMPTION PLANS -- check one box only (see "Redemption of Units" in Prospectus)
--------------------------------------------------------------------------------
[_]Iauthorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of units for the above account provided that the proceeds are transferred to the following bank account(s) only. I understand any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO., shall be liable for such redemption or for payments made to any unauthorized account.

[_]I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (see section F). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of units for the above account provided that the proceeds are transmitted to the following bank account(s) only. Any changes to the following information must be made in writing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or for payments made to any unauthorized account.

Additional documentation may be required for certain accounts.

Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added as separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ____________________________________ 3) ____________________________________
 Bank Name            Bank Routing No.    Bank Name            Bank Routing No.
 -------------------------------------    -------------------------------------
 Street Address                           Street Address
 -------------------------------------    -------------------------------------
 City               State    Zip          City               State    Zip
 -------------------------------------    -------------------------------------
 Account Name                Account No.  Account Name                Account
                                                                      No.


2) ____________________________________ 4) ____________________________________
 Bank Name            Bank Routing No.    Bank Name            Bank Routing No.
 -------------------------------------    -------------------------------------
 Street Address                           Street Address
 -------------------------------------    -------------------------------------
 City               State    Zip          City               State    Zip
 -------------------------------------    -------------------------------------
 Account Name                Account No.  Account Name                Account
                                                                      No.

[_] Special Draft (Transfer Agent to Supply)    [_] By Mail


F. SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------

By the execution of this Account Information Form, the undersigned represents and warrants that it has full right, power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investments. THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENTS. The undersigned affirms that it has received a current prospectus for the Portfolios and has reviewed the same.

Number of Signatures required to make changes to this form: [_]

     -------------------------------    ---------------------------------------
SIGN Signature                          Name (print) and Title (if any)

HERE

     -------------------------------     --------------------------------------
     Date


     -------------------------------    ---------------------------------------
     Signature                          Name (print) and Title (if any)


     -------------------------------    ---------------------------------------

     Date

G. SIGNATURE GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------- Affix Guarantee Stamp Here
Signature Guaranteed By

---------------------------------------
Authorized Signature

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS TRUST
ILA UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

     TOLL FREE:800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................
Financial Highlights.......................................................
An Introduction to the Portfolios..........................................
Investment Policies........................................................
Description of Securities and Investment Techniques........................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Units of the Portfolios...................................
Purchase of Units..........................................................
Reports to Unitholders.....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Units........................................................
Appendix...................................................................
Account Information Form

ILA-1IS-MMT10K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           GOLDMAN SACHS TRUST

                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS

                                   ILA UNITS


                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                           ILA ADMINISTRATION UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-- Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA Administration shares of beneficial interest ("ILA Administration Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.
-------------------------------------------------------------------------------
ADDITIONAL INFORMATION
 ................................................................ Goldman Sachs
Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Administration Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states. Please call the phone number listed above to determine availability in your state.
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY
INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                  UNITHOLDER AND PORTFOLIO EXPENSES (NOTE 1)
                       ILA ADMINISTRATION UNITS (NOTE 2)

                                                                                                                TAX-
                       PRIME      MONEY    TREASURY    TREASURY                        TAX-EXEMPT  TAX-EXEMPT  EXEMPT
                    OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA NEW YORK
                     PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                    ----------- --------- ----------- ----------- ---------- --------- ----------- ---------- ---------
UNITHOLDER
TRANSACTION
EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases.........    None       None       None        None        None      None       None        None      None
 Sales Charge
 Imposed on
 Reinvested
 Distributions.....    None       None       None        None        None      None       None        None      None
 Deferred Sales
 Load Imposed on
 Redemptions.......    None       None       None        None        None      None       None        None      None
 Exchange Fee......    None       None       None        None        None      None       None        None      None
ANNUAL OPERATING
EXPENSES
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (Note 3) (after
 adjustments)......    0.35%      0.  %      0.35%       0.  %       0.35%     0.  %      0.  %       0.35%     0.  %
 Other Expenses....
  Administration
  Fees (Note 4)....    0.15%      0.15%      0.15%       0.15%       0.15%     0.15%      0.15%       0.15%     0.15%
  Other Expenses
  (Note 3) (after
  expense
  limitation)......    0.06%      0.06%      0.06%       0.06%       0.06%     0.06%      0.06%       0.06%     0.06%
                       ----       ----       ----        ----        ----      ----       ----        ----      ----
TOTAL OPERATING
EXPENSES (Note 3)..    0.56%      0.  %      0.56%       0.  %       0.56%     0.  %      0.  %       0.56%     0.  %
                       ====       ====       ====        ====        ====      ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................   $        $       $       $
     Money Market Portfolio.....................   $        $       $       $
     Treasury Obligations Portfolio.............   $        $       $       $
     Treasury Instruments Portfolio.............   $        $       $       $
     Government Portfolio.......................   $        $       $       $
     Federal Portfolio..........................   $        $       $       $
     Tax-Exempt Diversified Portfolio...........   $        $       $       $
     Tax-Exempt California Portfolio............   $        $       $       $
     Tax-Exempt New York Portfolio..............   $        $       $       $

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Portfolios will bear directly or indirectly. Operating expenses for the ILA Administration Units of the Treasury Instruments, Federal and Tax-Exempt New York Portfolios are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Portfolios are based on actual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Portfolio, which may be greater or less than 5%. See "Management." Operating expenses incurred by the Treasury Instruments, Federal and Tax-Exempt New York Portfolios during the fiscal year ended December 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments and expense limitations) were as follows:

                            MANAGEMENT ADMINISTRATION  OTHER   TOTAL OPERATING
                               FEES         FEES      EXPENSES    EXPENSES
                            ---------- -------------- -------- ---------------
   Treasury Instruments
    Portfolio..............     0.%         0.15%       0.06%         0.%
   Federal Portfolio.......     0.%         0.15%       0.06%         0.%
   Tax-Exempt New York
    Portfolio..............     0.%         0.15%       0.06%         0.%

(2) The information set forth in the foregoing table and example relates only to ILA Administration Units of the Portfolios. The Portfolios also offer ILA Units, ILA Service Units and ILA Class B Units (Prime Obligations Portfolio only) which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Units of the Portfolios."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed to reduce or otherwise limit certain expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to the average daily net assets of such Portfolio, less the effect of fee reductions, if any, shown in the above table. The Adviser has also agreed that a portion of its fees will not be imposed for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. The following table sets forth the expenses payable by each Portfolio not reflecting the reduction of fees otherwise payable and any expense limitations:

                              MANAGEMENT ADMINISTRATION  OTHER   TOTAL OPERATING
                                 FEES         FEES      EXPENSES    EXPENSES
                              ---------- -------------- -------- ---------------
   Prime Obligations Portfo-
    lio.....................    0.35%        0.15%        0. %        0. %
   Money Market Portfolio...    0.35%        0.15%        0. %        0. %
   Treasury Obligations
    Portfolio...............    0.35%        0.15%        0. %        0. %
   Treasury Instruments
    Portfolio...............    0.35%        0.15%        0. %        0. %
   Government Portfolio.....    0.35%        0.15%        0. %        0. %
   Federal Portfolio........    0.35%        0.15%        0. %        0. %
   Tax-Exempt Diversified
    Portfolio...............    0.35%        0.15%        0. %        0. %
   Tax-Exempt California
    Portfolio...............    0.35%        0.15%        0. %        0. %
   Tax-Exempt New York Port-
    folio...................    0.35%        0.15%        0. %        0. %

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of ILA Administration Units in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Ex-empt New York Portfolios outstanding during the periods indicated have been
audited by   independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial state-ments and related notes incorporated by reference and attached to the State-ment of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Fed-eral Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income tax-ation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO. The Taxable Portfolios will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securi-ties, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                               SHORT-TERM
                                               BANK                          OBLIGATIONS OF                     ASSET-BACKED &
                     US          US        OBLIGATIONS                        CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT  (EXCLUDING BANK      COMMERCIAL        AND OTHER        REPURCHASE         BACKED
                 OBLIGATIONS SECURITIES COMMERCIAL PAPER)       PAPER           ENTITIES         AGREEMENTS       SECURITIES
------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations        [_]         [_]            [_]                [_]              [_]               [_]             [_]
 Portfolio                               US Banks Only                       US Entities Only                     Rated Only
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio          [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                        Over 25% of total  US and           US and Foreign                      Rated Only
                                        assets must be     Foreign (US$)    (US$) Entities
                                        invested in US     Commercial Paper
                                        and Foreign
                                        (US$) Banks
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations        [_]                                                                              [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments        [_]                                                                              [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Government          [_]         [_]                                                                  [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federal             [_]         [_]                                                                  [_]
 Portfolio                                                                                    (Does not intend
                                                                                              to invest)
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                      [_]                                [_]
 Portfolio                                                 Tax-Exempt Only
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                       [_]                                [_]
 Portfolio                                                 Tax-Exempt Only
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York Portfolio                                                   [_]                                [_]
                                                           Tax-Exempt Only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
                    (US$)
------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio          [_]

------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Government
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federal
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York Portfolio

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.



                                                                                                              SUMMARY
                         TAXABLE            TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED          OF
                        MUNICIPALS          MUNICIPALS                QUALITY****  COMPANIES   SECURITIES    TAXATION*
-------------------------------------------------------------------------------------------------------------------------
Prime Obligations           [_]                                                      [_]           [_]
 Portfolio                                                             First      Up to 10% of            Taxable Federal
                                                                       Tier       total assets            and State**
                                                                                  in other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Money Market                [_]                                                      [_]           [_]
 Portfolio                                                             First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Treasury Obligations                                                                 [_]
 Portfolio                                                             First      Up to 10%              Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Treasury Instruments                                                                 [_]
 Portfolio                                                             First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and generally
                                                                                  assets in               exempt from
                                                                                  other                   state taxation
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Government Portfolio                                                                 [_]
                                                                       First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Federal Portfolio                                                                    [_]
                                                                       First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and generally
                                                                                  assets in               exempt from
                                                                                  other                   state taxation
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Diversified                      [_]                                     [_]            [_]
 Porfolio                                At least 80% of net assets    First or   Up to 10%               Tax-Exempt
                                         in Municipal Instruments,     Second     of total                Federal and
                                         (except in extraordinary      Tier       assets in               Taxable
                                         circumstances)                           other                   State***
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt California                       [_]                                     [_]            [_]
 Portfolio                                                             First or   Up to 10%               Tax-Exempt
                                         At least 80% of net assets    Second     of total                Federal and
                                         in Municipal Instruments,     Tier       assets in               California
                                         and at least 65% of its                  other                   State
                                         total assets must be                     investment
                                         invested in California                   companies
                                         Instruments, (except in
                                         extraordinary circumstances)
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York                         [_]                                     [_]            [_]
 Portfolio                               At least 80% of net assets    First or   Up to 10%               Tax-Exempt
                                         in Municipal Instruments,     Second     of total                Federal, New
                                         and at least 65% of its       Tier       assets in               York State and
                                         total assets must be                     other                   New York City
                                         invested in New York                     investment
                                         Instruments, (except in                  companies
                                         extraordinary circumstances)
                         MISCELLANEOUS
-------------------------------------------------------------------------------------------------------------------------
Prime Obligations
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio              May invest in
                        obligations of
                        the
                        International
                        Bank for
                        Reconstruction
                        and Development
-------------------------------------------------------------------------------------------------------------------------
Treasury Obligations
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Treasury Instruments
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Government Portfolio
-------------------------------------------------------------------------------------------------------------------------
Federal Portfolio
                        Under
                        extraordinary
                        circumstances,
                        may hold cash,
                        U.S. Government
                        Securities
                        subject to
                        state taxation
                        or cash
                        equivalents
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Diversified
 Porfolio               May (but does
                        not currently
                        intend to)
                        invest up to
                        20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt California
 Portfolio              May (but does
                        not currently
                        intend to)
                        invest up to
                        20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York
 Portfolio              May invest up
                        to 20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.


    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Security interest in many states.
  *** Taxable except for distributions from interest on obligations of an investor's state of residence in certain states.
 **** A Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities gener-ally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in to-tal deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obligations. As a result, the Port-folio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. reg-ulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profit-ability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, increased com-petition from other types of financial institutions, increased acquisition ac-tivity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the gov-ernments of or entities located or organized in countries that maintain a short-term foreign currency rating in the highest short-term ratings category by at least two NRSRO, or if unrated, deemed to be the equivalent quality by the Trustees.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  CALIFORNIA INSTRUMENTS: Obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: Obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city personal income tax.

TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS:

                        TAX-                 TAX-
                        EXEMPT DIVERSIFIED   EXEMPT CALIFORNIA    TAX-EXEMPT NEW YORK
                        PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------
  FIXED RATE NOTES AND  In highest short-    In one of the two    In one of the two
  SIMILAR DEBT          term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  VARIABLE AND          In highest short-    In one of the two    In one of the two
  FLOATING RATE DEMAND  term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  TAX-EXEMPT            In highest rating    In one of the two    In one of the two
  COMMERCIAL PAPER      category             highest rating       highest rating
                                             categories           categories
--------------------------------------------------------------------------------------
  MUNICIPAL BONDS       In one of the two    In one of the two    In one of the two
                        highest rating       highest rating       highest rating
                        categories           categories           categories
--------------------------------------------------------------------------------------
  UNRATED NOTES,        Determined to be of  Determined to be of  Determined to be of
  PAPER, BONDS AND      comparable quality   comparable quality   comparable quality
  OTHER INSTRUMENTS     by Adviser pursuant  by Adviser pursuant  by Adviser pursuant to criteria approved to criteria approved to criteria approved
                        by the Trustees      by the Trustees      by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments. In addition, as a matter of fundamental policy, at least 65% of each of the Tax-Exempt Califor-nia and Tax-Exempt New York Portfolio's total assets will be invested in Cali-fornia and New York Instruments, respectively, except in extraordinary circum-stances. A Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfo-lios, in Municipal Instruments that are not California or New York Instru-ments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt California and Tax-Exempt New York Portfolios' distributions of interest from Municipal Instruments other than California and New York Instru-ments, respectively, may be subject to California and New York state and New York city personal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable invest-ments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will look to the creditworthiness of the party providing unconditional demand features or other unconditional obliga-tions to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amor-tized cost valuation under the Investment Company Act. A Portfolio may pur-chase such variable or floating rate obligations from the issuers or may pur-chase certificates of participation, a type of floating or variable rate obli-gation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders un-der the federal alternative minimum tax. See

"Taxes" and "Distributions." The Tax-Exempt New York Portfolio may invest up to 20% of its net assets in private activity bonds. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of each Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. From mid-1990 through 1993, California experienced substan-tial financial difficulties related to weak performance of the once-booming California economy, which caused substantial, broad-based revenue shortfalls. The economy has entered a sustained recovery since late 1993. California's long-term credit rating has been reduced in the past, and its ability to pro-vide assistance to its public authorities and political subdivisions has been, and could be further, impaired. Cutbacks in state aid could adversely affect the financial condition of cities, counties and education districts previously subject to severe fiscal constraints and facing a fall in their own tax col-lections. California voters in the past have passed amendments to the Califor-nia Constitution and other measures that limit the taxing and spending author-ity of California governmental entities and future voter initiatives could re-sult in adverse consequences affecting California Instruments.

  These factors, among others (including the outcome of related pending liti-gation and the effects of several natural disasters such as the 1994 earth-quake in Southern California), could reduce the credit standing of certain is-suers of California Instruments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Informa-tion.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. In recent years, several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Instruments has at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga-tions issued by other jurisdictions. A recurrence of the financial difficul-ties previously experienced by certain issuers of New York Instruments could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York In-struments. Although as of the date of this Prospectus, no issuers of New York Instruments are in default with respect to the payment of their municipal ob-ligations, the occurrence of any such default could affect adversely the mar-ket values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Portfolios invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government Securities or securities of other investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government Securities or securities of other regulated investment companies). These Federal tax diversification requirements apply only at tax-able quarter-ends and are subject to certain qualifications and exceptions. Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small num-ber of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may only en-ter into repurchase agreements with primary dealers in U.S. Government Securi-ties. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a partic-ular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Port-folio's custodian or subcustodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or for-ward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the se-curity to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment ba-sis with the intention of acquiring securities for its portfolio, the Portfo-lio may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such in-vestments prescribed by the Investment Company Act. These limits include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's assets in securities of any one investment company or more than 10% of its assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment compa-nies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Portfolio and will be subject to substan-tially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT DIVERSIFIED PORTFOLIOS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Portfolio and the Tax-Exempt Diversi-fied Portfolio may not invest more than 5% of its total assets (taken at amor-tized cost) in the securities of any one issuer (except U.S. Government Secu-rities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Portfolio's as-sets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. Immediately after the Tax-Exempt Diversified Portfolio's acquisition of any demand feature, guarantee or security that (after giving effect to an associated demand feature or guarantee) is a Second Tier Security, not more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the issuer of the acquired Second Tier Security. The Tax-Exempt Diversified Portfolio's investments in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities are limited to 5% of the Portfolio's total assets (1% per issuer). The foregoing operating policies are more restrictive than the fundamental policy set forth in the Statement of Additional Information.

  TAX-EXEMPT CALIFORNIA AND NEW YORK PORTFOLIOS. Pursuant to Rule 2a-7, each of the Tax-Exempt California and New York Portfolios may not, with respect to 75% of its total assets, invest more than 5% of its total assets (taken at am-ortized cost) in the securities of any one issuer (except U.S. Government Se-curities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). With re-spect to 75% of each Portfolio's assets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand fea-tures or guarantees from the same issuer. Immediately after a Portfolio's ac-quisition of any demand feature, guarantee or security that (after giving ef-fect to an associated demand feature or guarantee) is a Second Tier Security, nor more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the issuer of the acquired Second Tier Security. Each Portfolio's investments in conduit securi-ties (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities and limited to 5% of the Portfolio's total assets (1% per issuer).

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Portfolio's in-vestments in these securities, focusing on such important factors, among oth-ers, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman Sachs, acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-ministrator or distributor for approximately $ billion in assets.

  As of November , 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $ billion and partners' capital of $ billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Board of Trustees and that Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net as-sets as follows:

                                                     RATE PAID FOR
                                                      FISCAL YEAR
                                         ANNUAL RATE ENDED 12/31/96
                                         ----------- --------------
       Prime Obligations Portfolio           .35%           %
       Money Market Portfolio                .35%           %
       Treasury Obligations Portfolio        .35%           %
       Treasury Instruments Portfolio        .35%           %
       Government Portfolio                  .35%           %
       Federal Portfolio                     .35%           %
       Tax-Exempt Diversified Portfolio      .35%           %
       Tax-Exempt California Portfolio       .35%           %
       Tax-Exempt New York Portfolio         .35%           %

  The difference, if any, between the stated advisory fee and the actual advi-sory fees paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraor-dinary expenses) on an annualized basis to .43% of the average daily net as-sets of the Portfolio less the effect of fee reductions, if any. Such reduc-tions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the ex-press approval of the Trustees. In addition, with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Portfolio's annual total operating expenses (excluding fees payable to Service Organizations, as de-fined herein) to . %, . %, . %, . % and . % respectively, of average daily net assets and for each other Portfolio to .41% of average daily net as-sets. GSAM has no current intention to but may in the future discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, (except, in the case of the Tax-Exempt Portfolios, tax-exempt interest), the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as or-dinary income. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to taxable distributions of a Portfolio (in-cluding a Portfolio that also pays exempt-interest dividends, as described be-
low) regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on

December 31 of the year in which they are declared. Unitholders will be in-formed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of the Tax-Exempt Portfolios that may constitute a tax preference item under the federal alter-native minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by a Portfolio from interest on tax-exempt obligations and properly des-ignated by the Portfolio as exempt-interest dividends, including dividends at-tributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alter-native minimum tax. Exempt-interest dividends will be considered in computing the "adjusted current earnings" preference item for purposes of the corporate federal alternative minimum tax, the corporate environmental tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest incurred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities and is expected to be unable to pass such taxes through to unitholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attribut-able to) certain U.S. Government obligations and/or tax-exempt municipal obli-gations issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Portfolios will cease, and each other Portfolio re-serves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Portfolio closes early, purchase and redemption orders re-ceived after the PSA recommended closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Busi-ness Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its perfor-mance relative to certain rankings or indices. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's yield, effective yield or tax-equivalent yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of units in existence. Because each such class of units is subject to different expenses, the net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts trust, and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interests in separate series, without further action by unitholders. Ad-ditional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units, except for the Prime Obligations Portfolio which has four classes of units: ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units. (Institutions that provide services to holders of ILA Ad-ministration or ILA Service Units are referred to in this Prospectus as "Serv-ice Organizations").

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  As of       , 1997,           , owned beneficially      % of the outstanding
units of           Portfolio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                                ADMINISTRATION

  Each Portfolio has adopted an Administration Plan with respect to the ILA Administration Units which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such Units ("Service Organizations"). Each Portfolio will en-ter into agreements with Service Organizations which purchase ILA Administra-tion Units on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .15 (on an annualized basis) of the average daily net assets of the ILA Administration Units of that Portfolio attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange ILA Administration Units for its customers. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10 of the average daily net asset value of the ILA Administration Units attributable to or held of record by such Service Organization for providing certain additional serv-ices to its customers. Such compensation will not represent an additional ex-pense to a Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .15% of each Portfolio's average daily net assets attributable to ILA Administration Units.

  Holders of ILA Administration Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of ILA Administration Units in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Administration Units of the Port-folios should be directed to such owners' Service Organization.

                               PURCHASE OF UNITS

  It is expected that all direct purchasers of ILA Administration Units will be Service Organizations or their nominees, which may purchase ILA Administra-tion Units of the Portfolios through Goldman Sachs. Customers of Service Orga-nizations may invest in such Units only through their Service Organizations.

  As set forth below, ILA Administration Units of the Portfolios may be pur-chased on any Business Day at the net asset value next determined after re-ceipt from the Service Organization of both the purchase order and the pur-chase price in Federal Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of ILA Administration Units may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. ILA Administration Units purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Units".

  Purchases of ILA Administration Units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase or-der and the purchase price in Federal Funds. It is expected that ACH transfers will ordinarily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  ILA Administration Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Adminis-tration Units purchased as follows:

-------------------------------------------------------------------------------

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      --------------------------------                                -----------------

  (1) In the case of the Prime Obligations, Money Market, Treasury Obligations,
Treasury Instruments, Government and Federal Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-
Exempt New York Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Administration Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transac-tions and ILA Administration Units held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to ILA Administration Units. However, a Service Organization may im-pose a minimum amount for initial and subsequent investments in ILA Administration Units of the Portfolios, and may establish other re-quirements such as a minimum account balance. A Service Organization may ef-fect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges. A Service Organization may purchase ILA Administration Units in con-nection with sweep account programs.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Administration Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs to unitholders of record. Service Organizations will be respon-sible for providing similar services to their own customers who are the bene-ficial owners of such Units.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional ILA Administration Units of the same Portfolio or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may dis-tribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Administration Units of each Portfolio may be exchanged by Service Orga-nizations for units or shares of the corresponding class of any Portfolio or Fund of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears

Tower, Chicago, Illinois 60606 or, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is be-ing made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unautho-rized or fraudulent exchange requests by telephone, Goldman Sachs employs rea-sonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  Customers of Service Organizations may redeem ILA Administration Units of a Portfolio through their respective Service Organizations. The Service Organi-zations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption requests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Units without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It may be difficult to implement redemp-tions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below. Goldman Sachs re-serves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for ILA Administration Units recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of ILA Administration Units.

-------------------------------------------------------------------------------
           REDEMPTION REQUEST
            RECEIVED FROM A              REDEMPTION
          SERVICE ORGANIZATION            PROCEEDS
            BY GOLDMAN SACHS             ORDINARILY            DIVIDENDS
   ------------------------------------  ----------      ---------------------
  (1) In the case of the Prime Obligations, Money Market, Treasury Obligations,
Treasury Instruments, Government and Federal Portfolios

      By:    3:00 p.m.-N.Y. time         Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-------------------------------------------------------------------------------
   After:    3:00 p.m.-N.Y. time         Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-
Exempt New York Portfolios

      By:    12:00 noon-N.Y. time        Wired Same        Not earned on Day
                                          Business        request is received
                                             Day
-------------------------------------------------------------------------------
   After:    12:00 noon-N.Y. time        Wired Next          Earned on Day
                                          Business        request is received
                                             Day
-------------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account designated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the ILA Administration Unitholder's Service Organization in the transfer process. If a problem with such performance arises, the ILA Administration Unitholder should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming ILA Administration Units from its account in a Portfolio by check. When State Street receives a completed signature card and authorization form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Administration Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the ILA Administration Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of ILA Administration Units held in the Service Organization's account, the check will be returned unpaid, and the Service Organization may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Portfolios.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS TRUST
ILA ADMINISTRATION UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................
Financial Highlights.......................................................
An Introduction to the Portfolios..........................................
Investment Policies........................................................
Description of Securities and Investment Techniques........................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Units of the Portfolios...................................
Administration.............................................................
Purchase of Units..........................................................
Reports to Unitholders.....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Units........................................................



ILA-1AD-MMT 7K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           GOLDMAN SACHS TRUST

                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS

                           ILA ADMINISTRATION UNITS


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                               ILA SERVICE UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-- Institutional Liquid Assets portfolios (the "Portfolios"). This Prospectus relates only to the offering of ILA Service shares of beneficial interest ("ILA Service Units") of the Portfolios. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The following Portfolios seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. These Portfolios may invest in diversified portfolios of the following types of instruments:

  Prime Obligations Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Money Market Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states, municipalities and other entities, and repurchase agreements.

  Treasury Obligations Portfolio. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Treasury Instruments Portfolio. Securities issued or guaranteed by the U.S. Treasury.

  Government Portfolio. Securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

  Federal Portfolio. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  The following Portfolios seek, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California Portfolio and Tax-Exempt New York Portfolio, exempt from California state and New York state and city personal income taxes, respectively, by investing primarily in municipal instruments. The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in securities issued by or on behalf of California and New York municipal issuers and therefore investment in such Portfolios may be riskier than other types of money market funds. These Portfolios may invest in the following types of instruments:

  Tax-Exempt Diversified Portfolio. A diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  Tax-Exempt California Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

  Tax-Exempt New York Portfolio. A non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York, and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York State and New York City personal income taxes.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION..... Goldman Sachs Mutual Funds--Toll Free: 800-621-2550

This Prospectus provides you with information about the Portfolios that you should know before investing in ILA Service Units. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. Not all Portfolios are available in certain states.
Please call the phone number listed above to determine availability in your state.
-------------------------------------------------------------------------------
ILA SERVICE UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                  UNITHOLDER AND PORTFOLIO EXPENSES (NOTE 1)
                          ILA SERVICE UNITS (NOTE 2)

                                                                                          TAX-        TAX-      TAX-
                       PRIME      MONEY    TREASURY    TREASURY                          EXEMPT      EXEMPT    EXEMPT
                    OBLIGATIONS  MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL  DIVERSIFIED CALIFORNIA NEW YORK
                     PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                    ----------- --------- ----------- ----------- ---------- --------- ----------- ---------- ---------
UNITHOLDER
TRANSACTION
EXPENSES
 Maximum Sales
 Charge Imposed on
 Purchases.........    None       None       None        None        None      None       None        None      None
 Sales Charge
 Imposed on
 Reinvested
 Distributions.....    None       None       None        None        None      None       None        None      None
 Deferred Sales
 Load Imposed on
 Redemptions.......    None       None       None        None        None      None       None        None      None
 Exchange Fee......    None       None       None        None        None      None       None        None      None
ANNUAL OPERATING
EXPENSES
 (as a percentage
 of average daily
 net assets)
 Management Fees
 (Note 3) (after
 adjustments)......    0.35%       0. %      0.35%        0. %       0.35%      0. %       0. %       0.35%      0. %
 Other Expenses
  Service Fees
  (Note 4).........    0.40%      0.40%      0.40%       0.40%       0.40%     0.40%      0.40%       0.40%     0.40%
  Other Expenses
  (Note 3) (after
  expense
  limitation)......    0.06%      0.06%      0.06%       0.06%       0.06%     0.06%      0.06%       0.06%     0.06%
                       ----       ----       ----        ----        ----      ----       ----        ----      ----
TOTAL OPERATING
EXPENSES (Note 3)..    0.81%       0. %      0.81%        0. %       0.81%      0. %       0. %       0.81%      0. %
                       ====       ====       ====        ====        ====      ====       ====        ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
     Prime Obligations Portfolio................    $       $       $       $
     Money Market Portfolio.....................    $       $       $       $
     Treasury Obligations Portfolio.............    $       $       $       $
     Treasury Instruments Portfolio.............    $       $       $       $
     Government Portfolio.......................    $       $       $       $
     Federal Portfolio..........................    $       $       $       $
     Tax-Exempt Diversified Portfolio...........    $       $       $       $
     Tax-Exempt California Portfolio............    $       $       $       $
     Tax-Exempt New York Portfolio..............    $       $       $     $

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Portfolios will bear directly or indirectly. Operating expenses for the ILA Service Units of the Treasury Instruments, Federal, Tax-Exempt California and Tax-Exempt New York Portfolios are based on estimates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Portfolios are based on actual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Portfolio, which may be greater or less than 5%. See "Management." Investors should be aware that, due to the service fees, a long-term unitholder in a Portfolio may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. Operating expenses incurred by the Treasury Instruments, Federal, Tax-Exempt California and Tax-Exempt New York Portfolios during the fiscal year ended December 31, 1996 (expressed as a percentage of average daily net assets after fee adjustments and expense limitations) were as follows:

                                                                         TOTAL
                                           MANAGEMENT SERVICE  OTHER   OPERATING
                                              FEES     FEES   EXPENSES EXPENSES
                                           ---------- ------- -------- ---------
   Treasury Instruments Portfolio.........    0. %     0.40%   0.06%     0. %
   Federal Portfolio......................    0. %     0.40%   0.06%     0. %
   Tax-Exempt California Portfolio........    0. %     0.40%   0.06%     0. %
   Tax-Exempt New York Portfolio..........    0. %     0.40%   0.06%     0. %

(2) The information set forth in the foregoing table and example relates only to ILA Service Units of the Portfolios. The Portfolios also offer ILA Units, ILA Administration Units and ILA Class B Units (Prime Obligations Portfolio only) which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Units of the Portfolios".

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed to reduce or otherwise limit certain expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to the average daily net assets of such Portfolio, less the effect of fee reductions, if any, shown in the above table. The Adviser has also agreed that a portion of its fees will not be imposed for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. The following table sets forth the expenses payable by each Portfolio not reflecting the reduction of fees otherwise payable and any expense limitations:

                                                                         TOTAL
                                           MANAGEMENT SERVICE  OTHER   OPERATING
                                              FEES     FEES   EXPENSES EXPENSES
                                           ---------- ------- -------- ---------
   Prime Obligations Portfolio............   0.35%     0.40%    0. %     0. %
   Money Market Portfolio.................   0.35%     0.40%    0. %     0. %
   Treasury Obligations Portfolio.........   0.35%     0.40%    0. %     0. %
   Treasury Instruments Portfolio.........   0.35%     0.40%    0. %     0. %
   Government Portfolio...................   0.35%     0.40%    0. %     0. %
   Federal Portfolio......................   0.35%     0.40%    0. %     0. %
   Tax-Exempt Diversified Portfolio.......   0.35%     0.40%    0. %     0. %
   Tax-Exempt California Portfolio........   0.35%     0.40%    0. %     0. %
   Tax-Exempt New York Portfolio..........   0.35%     0.40%    0. %     0. %

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are beneficial owners of ILA Service Units in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Ex-empt New York Portfolios outstanding during the periods indicated have been
audited by   independent auditors, as indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial state-ments and related notes incorporated by reference and attached to the State-ment of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  INVESTORS: The Portfolios are designed for investors seeking a high rate of return, a stable net asset value and convenient liquidation privileges. The Portfolios are particularly suitable for banks, corporations and other finan-cial institutions that seek investment of short-term funds for their own ac-counts or for the accounts of their customers.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    TAXABLE PORTFOLIOS: Prime Obligations, Money Market, Treasury Obliga-tions, Treasury Instruments, Government and Federal Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE PORTFOLIOS: To seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Treasury Instruments and Federal Portfolios pursue their objectives by limiting their investments to certain U.S. Treasury Obligations and U.S. Government Securities (each as defined herein), respectively, the interest from which is generally exempt from state income taxation. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Fed-eral Portfolios (and any other Portfolio that may hold such obligations) derived from interest on such obligations are exempt from state income tax-ation in the investor's own state.

    TAX-EXEMPT PORTFOLIOS: Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT PORTFOLIOS: To seek to provide unitholders, to the extent consistent with the preservation of cap-ital and prescribed portfolio standards, with a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as defined herein. In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios seek to provide unitholders with income exempt from Cali-fornia state and New York state and city personal income taxes, respective-ly.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Portfolios may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has as-signed a rating, by that NRSRO. The Taxable Portfolios will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or to the extent that a Portfolio may purchase Second Tier Securi-ties, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                               SHORT-TERM
                                               BANK                          OBLIGATIONS OF                     ASSET-BACKED &
                     US          US        OBLIGATIONS                        CORPORATIONS                       RECEIVABLES-
                  TREASURY   GOVERNMENT  (EXCLUDING BANK      COMMERCIAL        AND OTHER        REPURCHASE         BACKED
                 OBLIGATIONS SECURITIES COMMERCIAL PAPER)       PAPER           ENTITIES         AGREEMENTS       SECURITIES
------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations        [_]         [_]            [_]                [_]              [_]               [_]             [_]
 Portfolio                               US Banks Only                       US Entities Only                     Rated Only
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio          [_]         [_]            [_]                [_]              [_]               [_]             [_]
                                        Over 25% of total  US and           US and Foreign                      Rated Only
                                        assets must be     Foreign (US$)    (US$) Entities
                                        invested in US     Commercial Paper
                                        and Foreign
                                        (US$) Banks
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations        [_]                                                                              [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments        [_]                                                                              [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Government          [_]         [_]                                                                  [_]
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federal             [_]         [_]                                                                  [_]
 Portfolio                                                                                    (Does not intend
                                                                                              to invest)
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified                                                      [_]                                [_]
 Portfolio                                                 Tax-Exempt Only
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California                                                       [_]                                [_]
 Portfolio                                                 Tax-Exempt Only
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York Portfolio                                                   [_]                                [_]
                                                           Tax-Exempt Only
                   FOREIGN
                 GOVERNMENT
                 OBLIGATIONS
                    (US$)
------------------------------------------------------------------------------------------------------------------------------
Prime
 Obligations
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio          [_]

------------------------------------------------------------------------------------------------------------------------------
Treasury
 Obligations
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Treasury
 Instruments
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Government
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Federal
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 Diversified
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt
 California
 Portfolio
------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New
 York Portfolio

  Note: See "Description of Securities and Investment Techniques" for a de-scription of, and certain criteria applicable to, each of these categories of investments.



                                                                                                              SUMMARY
                         TAXABLE            TAX-EXEMPT                  CREDIT     INVESTMENT   UNRATED          OF
                        MUNICIPALS          MUNICIPALS                QUALITY****  COMPANIES   SECURITIES    TAXATION*
-------------------------------------------------------------------------------------------------------------------------
Prime Obligations           [_]                                                      [_]           [_]
 Portfolio                                                             First      Up to 10% of            Taxable Federal
                                                                       Tier       total assets            and State**
                                                                                  in other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Money Market                [_]                                                      [_]           [_]
 Portfolio                                                             First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Treasury Obligations                                                                 [_]
 Portfolio                                                             First      Up to 10%              Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Treasury Instruments                                                                 [_]
 Portfolio                                                             First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and generally
                                                                                  assets in               exempt from
                                                                                  other                   state taxation
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Government Portfolio                                                                 [_]
                                                                       First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and State**
                                                                                  assets in
                                                                                  other
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Federal Portfolio                                                                    [_]
                                                                       First      Up to 10%               Taxable Federal
                                                                       Tier       of total                and generally
                                                                                  assets in               exempt from
                                                                                  other                   state taxation
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Diversified                      [_]                                     [_]            [_]
 Porfolio                                At least 80% of net assets    First or   Up to 10%               Tax-Exempt
                                         in Municipal Instruments,     Second     of total                Federal and
                                         (except in extraordinary      Tier       assets in               Taxable
                                         circumstances)                           other                   State***
                                                                                  investment
                                                                                  companies
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt California                       [_]                                     [_]            [_]
 Portfolio                                                             First or   Up to 10%               Tax-Exempt
                                         At least 80% of net assets    Second     of total                Federal and
                                         in Municipal Instruments,     Tier       assets in               California
                                         and at least 65% of its                  other                   State
                                         total assets must be                     investment
                                         invested in California                   companies
                                         Instruments, (except in
                                         extraordinary circumstances)
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York                         [_]                                     [_]            [_]
 Portfolio                               At least 80% of net assets    First or   Up to 10%               Tax-Exempt
                                         in Municipal Instruments,     Second     of total                Federal, New
                                         and at least 65% of its       Tier       assets in               York State and
                                         total assets must be                     other                   New York City
                                         invested in New York                     investment
                                         Instruments, (except in                  companies
                                         extraordinary circumstances)
                         MISCELLANEOUS
-------------------------------------------------------------------------------------------------------------------------
Prime Obligations
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Money Market
 Portfolio              May invest in
                        obligations of
                        the
                        International
                        Bank for
                        Reconstruction
                        and Development
-------------------------------------------------------------------------------------------------------------------------
Treasury Obligations
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Treasury Instruments
 Portfolio
-------------------------------------------------------------------------------------------------------------------------
Government Portfolio
-------------------------------------------------------------------------------------------------------------------------
Federal Portfolio
                        Under
                        extraordinary
                        circumstances,
                        may hold cash,
                        U.S. Government
                        Securities
                        subject to
                        state taxation
                        or cash
                        equivalents
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Diversified
 Porfolio               May (but does
                        not currently
                        intend to)
                        invest up to
                        20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt California
 Portfolio              May (but does
                        not currently
                        intend to)
                        invest up to
                        20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.
-------------------------------------------------------------------------------------------------------------------------
Tax-Exempt New York
 Portfolio              May invest up
                        to 20% in AMT
                        securities and
                        may temporarily
                        invest in the
                        taxable money
                        market
                        instruments
                        described
                        herein.


    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Security interest in many states.
  *** Taxable except for distributions from interest on obligations of an investor's state of residence in certain states.
 **** A Portfolio holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Portfolios invest in U.S. Treasury Ob-ligations and certain U.S. Government Securities, respectively, the interest from which is generally exempt from state income taxation. Securities gener-ally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may also acquire securities issued or guar-anteed as to principal and interest by the U.S. Government, its agencies, au-thorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered obliga-tions of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (includ-ing certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations is-sued by U.S. subsidiaries of such banks.

  The Money Market Portfolio may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of pur-chase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligation or by government regulation.

  The Money Market Portfolio will invest more than 25% of its total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in to-tal deposits) the Portfolio may, for defensive purposes, temporarily invest less than 25% of its total assets in bank obligations. As a result, the Port-folio may be especially affected by favorable and adverse developments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. reg-ulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profit-ability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, increased com-petition from other types of financial institutions, increased acquisition ac-tivity, geographic expansion and, during the late 1980's, an increased number of bank failures. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations and Money Market Portfolios may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commer-cial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market Portfolio only), foreign commercial banks (Money Market Portfolio only) or other entities. In addition, the Portfolios may invest in other short-term ob-ligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market Portfolio only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations and Money Market Portfolios may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objectives and policies, each of the Prime Obligations and Money Market Portfolios may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market Portfolio may invest in U.S. dollar denominated obligations (limited to commercial paper and other notes) issued or guaranteed by the gov-ernments of or entities located or organized in countries that maintain a short-term foreign currency rating in the highest short-term ratings category by at least two NRSRO, or if unrated, deemed to be the equivalent quality by the Trustees.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  CALIFORNIA INSTRUMENTS: Obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from California state personal income tax.

  NEW YORK INSTRUMENTS: Obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and the governments of Puerto Rico, the U.S. Virgin Islands and Guam, the interest from which is excluded from gross income for federal income tax purposes and is exempt from New York state and New York city personal income tax.

TYPES OF MUNICIPAL, CALIFORNIA AND NEW YORK INSTRUMENTS:

                        TAX-                 TAX-
                        EXEMPT DIVERSIFIED   EXEMPT CALIFORNIA    TAX-EXEMPT NEW YORK
                        PORTFOLIO            PORTFOLIO            PORTFOLIO
--------------------------------------------------------------------------------------
  FIXED RATE NOTES AND  In highest short-    In one of the two    In one of the two
  SIMILAR DEBT          term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  VARIABLE AND          In highest short-    In one of the two    In one of the two
  FLOATING RATE DEMAND  term or one of the   highest short-term   highest short-term
  INSTRUMENTS           two highest long-    or long-term rating  or long-term rating
                        term rating          categories           categories
                        categories
--------------------------------------------------------------------------------------
  TAX-EXEMPT            In highest rating    In one of the two    In one of the two
  COMMERCIAL PAPER      category             highest rating       highest rating
                                             categories           categories
--------------------------------------------------------------------------------------
  MUNICIPAL BONDS       In one of the two    In one of the two    In one of the two
                        highest rating       highest rating       highest rating
                        categories           categories           categories
--------------------------------------------------------------------------------------
  UNRATED NOTES,        Determined to be of  Determined to be of  Determined to be of
  PAPER, BONDS AND      comparable quality   comparable quality   comparable quality
  OTHER INSTRUMENTS     by Adviser pursuant  by Adviser pursuant  by Adviser pursuant to criteria approved to criteria approved to criteria approved
                        by the Trustees      by the Trustees      by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolio's net as-sets will ordinarily be invested in Municipal Instruments. In addition, as a matter of fundamental policy, at least 65% of each of the Tax-Exempt Califor-nia and Tax-Exempt New York Portfolio's total assets will be invested in Cali-fornia and New York Instruments, respectively, except in extraordinary circum-stances. A Tax-Exempt Portfolio may temporarily invest in taxable money market instruments or, in the case of the Tax-Exempt California and New York Portfo-lios, in Municipal Instruments that are not California or New York Instru-ments, respectively, when acceptable California and New York Instruments are not available or when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Portfolio. The Tax-Exempt California and Tax-Exempt New York Portfolios' distributions of interest from Municipal Instruments other than California and New York Instru-ments, respectively, may be subject to California and New York state and New York city personal income taxes, respectively.

  The Prime Obligations and Money Market Portfolios may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable invest-ments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that a Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at maturity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will look to the creditworthiness of the party providing unconditional demand features or other unconditional obliga-tions to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amor-tized cost valuation under the Investment Company Act. A Portfolio may pur-chase such variable or floating rate obligations from the issuers or may pur-chase certificates of participation, a type of floating or variable rate obli-gation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios (other than the Treasury Obli-gations, Treasury Instruments, Government and Federal Portfolios) may invest in industrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to unitholders un-der the federal alternative minimum tax. See

"Taxes" and "Distributions." The Tax-Exempt New York Portfolio may invest up to 20% of its net assets in private activity bonds. The Tax-Exempt Diversified and Tax-Exempt California Portfolios do not currently intend to invest in such bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of each Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Portfolios expect that 100% of their portfolio securities will be Municipal Instruments. However, the Portfo-lios may hold cash or invest in short-term taxable securities as set forth above. Such Portfolios may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, business or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax-Exempt Portfolios may invest all of their respective assets in (a) Munici-pal Instruments the interest on which is paid solely from revenues from simi-lar projects such as hospitals, electric utility systems, multi-family hous-ing, nursing homes, commercial facilities (including hotels), steel companies or life care facilities, (b) Municipal Instruments whose issuers are in the same state (including, in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, issuers in states other than California and New York, re-spectively), or (c) industrial development obligations. Concentration of a Portfolio's investments in these Municipal Instruments will subject the Port-folio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio (other than the Treasury Obligations, Treasury Instruments, Government and Federal Portfolios) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, these Portfolios may acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio (other than the Treasury Obligations, Treasury In-struments, Government and Federal Portfolios) may acquire the right to sell the security to another party at a guaranteed price and date.

INVESTING IN CALIFORNIA AND NEW YORK

  The Tax-Exempt California and Tax-Exempt New York Portfolios concentrate their investments in California and New York Instruments, respectively. Conse-quently, such Portfolios are more susceptible to factors adversely affecting issuers of California and New York Instruments, respectively, and may be risk-ier than comparable municipal bond funds and money market funds that do not emphasize these issuers to this degree.

  The Tax-Exempt California Portfolio's investments can be affected by politi-cal and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and polit-ical subdivisions. From mid-1990 through 1993, California experienced substan-tial financial difficulties related to weak performance of the once-booming California economy, which caused substantial, broad-based revenue shortfalls. The economy has entered a sustained recovery since late 1993. California's long-term credit rating has been reduced in the past, and its ability to pro-vide assistance to its public authorities and political subdivisions has been, and could be further, impaired. Cutbacks in state aid could adversely affect the financial condition of cities, counties and education districts previously subject to severe fiscal constraints and facing a fall in their own tax col-lections. California voters in the past have passed amendments to the Califor-nia Constitution and other measures that limit the taxing and spending author-ity of California governmental entities and future voter initiatives could re-sult in adverse consequences affecting California Instruments.

  These factors, among others (including the outcome of related pending liti-gation and the effects of several natural disasters such as the 1994 earth-quake in Southern California), could reduce the credit standing of certain is-suers of California Instruments. A more detailed discussion of the risks of investing in California is included in the Statement of Additional Informa-tion.

  The Tax-Exempt New York Portfolio's investments can be affected by political and economic developments within the State of New York (the "State"), and by the financial conditions of the State, its public authorities and political subdivisions, particularly the City of New York (the "City"). The State and the City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Instruments to meet their finan-cial obligations. Certain substantial issuers of New York Instruments (includ-ing issuers whose obligations may be acquired by the Portfolio) have experi-enced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obli-gations. In recent years, several different issues of municipal securities of the State and its agencies and instrumentalities and of the City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Instruments has at times had the effect of permitting New York Instruments to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obliga-tions issued by other jurisdictions. A recurrence of the financial difficul-ties previously experienced by certain issuers of New York Instruments could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York In-struments. Although as of the date of this Prospectus, no issuers of New York Instruments are in default with respect to the payment of their municipal ob-ligations, the occurrence of any such default could affect adversely the mar-ket values and marketability of all New York Instruments and, consequently, the net asset value of the Portfolio's holdings. A more detailed discussion of the risks of investing in New York is included in the Statement of Additional Information.

  If California, New York, or any of their local governmental entities are un-able to meet their financial obligations, the corresponding Portfolio's in-come, net asset value, ability to preserve or realize appreciation of capital or liquidity could be adversely affected. Also, neither of these Portfolios is a diversified fund (except to the extent that diversification is required for federal income tax purposes). For these tax purposes, with respect to 50% of the value of its total assets, none of these Portfolios invests more than 5% of the value of its total assets in securities of a single issuer (except U.S. Government Securities or securities of other investment companies), nor, with respect to the other 50% of the value of its total assets, does it invest more than 25% of the value of its total assets in the securities of a single issuer (except U.S. Government Securities or securities of other regulated investment companies). These Federal tax diversification requirements apply only at tax-able quarter-ends and are subject to certain qualifications and exceptions. Because they may invest a larger percentage of their assets in the securities of fewer issuers than do diversified funds, these Portfolios may be exposed to greater risk in that an adverse change in the condition of one or a small num-ber of issuers would have a greater impact on them.

REPURCHASE AGREEMENTS

  Each Portfolio (other than the Treasury Instruments Portfolio) may only en-ter into repurchase agreements with primary dealers in U.S. Government Securi-ties. A repurchase agreement is an agreement under which a Portfolio purchases securities and the seller agrees to repurchase the securities within a partic-ular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfolio, and will be unrelated to the interest rate on the purchased security. A Port-folio's custodian or subcustodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advi-sory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Portfolio may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or for-ward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the se-curity to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment ba-sis with the intention of acquiring securities for its portfolio, the Portfo-lio may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Portfolio's investments in securities of other investment companies will be subject to the limitations on such in-vestments prescribed by the Investment Company Act. These limits include a prohibition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's assets in securities of any one investment company or more than 10% of its assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Such other investment compa-nies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Portfolio and will be subject to substan-tially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT DIVERSIFIED PORTFOLIOS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Portfolio and the Tax-Exempt Diversi-fied Portfolio may not invest more than 5% of its total assets (taken at amor-tized cost) in the securities of any one issuer (except U.S. Government Secu-rities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Portfolio's as-sets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. Immediately after the Tax-Exempt Diversified Portfolio's acquisition of any demand feature, guarantee or security that (after giving effect to an associated demand feature or guarantee) is a Second Tier Security, not more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the issuer of the acquired Second Tier Security. The Tax-Exempt Diversified Portfolio's investments in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities are limited to 5% of the Portfolio's total assets (1% per issuer). The foregoing operating policies are more restrictive than the fundamental policy set forth in the Statement of Additional Information.

  TAX-EXEMPT CALIFORNIA AND NEW YORK PORTFOLIOS. Pursuant to Rule 2a-7, each of the Tax-Exempt California and New York Portfolios may not, with respect to 75% of its total assets, invest more than 5% of its total assets (taken at am-ortized cost) in the securities of any one issuer (except U.S. Government Se-curities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). With re-spect to 75% of each Portfolio's assets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand fea-tures or guarantees from the same issuer. Immediately after a Portfolio's ac-quisition of any demand feature, guarantee or security that (after giving ef-fect to an associated demand feature or guarantee) is a Second Tier Security, nor more than 5% of the Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the issuer of the acquired Second Tier Security. Each Portfolio's investments in conduit securi-ties (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities and limited to 5% of the Portfolio's total assets (1% per issuer).

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio (except the Tax-Exempt California and Tax-Exempt New York Portfolios' objectives of providing unitholders with in-come exempt from California state and New York state and New York city per-sonal income tax, respectively) cannot be changed without approval of a major-ity of the outstanding units of that Portfolio. The Treasury Obligations Port-folio's policy of limiting its investments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment policies not specifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will carefully monitor each Portfolio's in-vestments in these securities, focusing on such important factors, among oth-ers, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman Sachs, acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-ministrator or distributor for approximately $ billion in assets.

  As of November , 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $ billion and partners' capital of $ billion and ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers each Portfolio's business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. The management of each Portfolio is subject to the supervision of the Board of Trustees and that Portfolio's investment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net as-sets as follows:

                                                     RATE PAID FOR
                                                      FISCAL YEAR
                                         ANNUAL RATE ENDED 12/31/96
                                         ----------- --------------
       Prime Obligations Portfolio           .35%           %
       Money Market Portfolio                .35%           %
       Treasury Obligations Portfolio        .35%           %
       Treasury Instruments Portfolio        .35%           %
       Government Portfolio                  .35%           %
       Federal Portfolio                     .35%           %
       Tax-Exempt Diversified Portfolio      .35%           %
       Tax-Exempt California Portfolio       .35%           %
       Tax-Exempt New York Portfolio         .35%           %

  The difference, if any, between the stated advisory fee and the actual advi-sory fees paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraor-dinary expenses) on an annualized basis to .43% of the average daily net as-sets of the Portfolio less the effect of fee reductions, if any. Such reduc-tions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the ex-press approval of the Trustees. In addition, with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit each Portfolio's annual total operating expenses (excluding fees payable to Service Organizations, as de-fined herein) to . %, . %, . %, . % and . % respectively, of average daily net assets and for each other Portfolio to .41% of average daily net as-sets. GSAM has no current intention to but may in the future discontinue or modify any of such limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs re-ceives .04% (on an annualized basis) of the average daily net assets with re-spect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                                     TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, (except, in the case of the Tax-Exempt Portfolios, tax-exempt interest), the excess of net short-term capital gain over net long-term capital loss and taxable original issue discount or market discount income will be taxable to unitholders as or-dinary income. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to taxable distributions of a Portfolio (in-cluding a Portfolio that also pays exempt-interest dividends, as described be-
low) regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on

December 31 of the year in which they are declared. Unitholders will be in-formed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of the Tax-Exempt Portfolios that may constitute a tax preference item under the federal alter-native minimum tax.

  The Tax-Exempt Portfolios intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. The Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio also intend to satisfy certain requirements of the Califor-nia and New York City and State personal income tax laws, respectively, so that exempt-interest dividends paid by these Portfolios will generally not be subject to personal income tax of the relevant state (and, in the case of the Tax-Exempt New York Portfolio, New York City personal income tax). Dividends paid by a Portfolio from interest on tax-exempt obligations and properly des-ignated by the Portfolio as exempt-interest dividends, including dividends at-tributable to exempt-interest dividends received by a Portfolio from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alter-native minimum tax. Exempt-interest dividends will be considered in computing the "adjusted current earnings" preference item for purposes of the corporate federal alternative minimum tax, the corporate environmental tax, and the ex-tent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before purchasing units of these Portfolios. Interest incurred to purchase or carry units of these Portfolios will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Portfolios and may not be deductible in whole or in part for California or New York City and State income tax purposes.

  Exempt-interest dividends of the Tax-Exempt California and Tax-Exempt New York Portfolios that are derived from interest on California and New York In-struments, respectively, will generally not be subject to the personal income tax of the corresponding state, and in the case of the Tax-Exempt New York Portfolio, New York City personal income tax. Other distributions will gener-ally be taxable to unitholders for these state and city tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  If a Portfolio invests in foreign securities, it may be subject to foreign withholding or other foreign taxes on income earned on such securities and is expected to be unable to pass such taxes through to unitholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a unitholder may be subject to state, local or foreign taxes on payments received from a Portfolio. A state income (and pos-sibly local income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attribut-able to) certain U.S. Government obligations and/or tax-exempt municipal obli-gations issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Portfolio is determined as of the close of regu-lar trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Treasury Instruments and Federal Portfolios will cease, and each other Portfolio re-serves the right to cease, accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities market close. On days any Portfolio closes early, purchase and redemption orders re-ceived after the PSA recommended closing time will be credited to the next Business Day. In addition, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Busi-ness Day credit as permitted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Information. There can be no assurance that a Portfolio will be able at all times to main-tain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield, effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Fund may from time to time advertise its perfor-mance relative to certain rankings or indices. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed rein-vestment.

  The Tax-Exempt Portfolios and the Federal and Treasury Instruments Portfo-lios may each also quote tax-equivalent yield. Each Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent (which, in the case of the Tax-Exempt California combines federal and state taxes, in the case of Tax-Exempt New York Portfolio, combines federal, state and city taxes, and in the case of the Federal and Treasury Instruments Port-folios assumes a level of state taxes) of the Portfolio's yield, assuming cer-tain tax brackets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Portfolio's yield, effective yield or tax-equivalent yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of units in existence. Because each such class of units is subject to different expenses, the net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Funds were for-merly series of Goldman Sachs Money Market Trust, a Massachusetts trust, and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interests in separate series, without further action by unitholders. Ad-ditional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios, which are: ILA Units, ILA Administration Units and ILA Service Units, except for the Prime Obligations Portfolio which has four classes of units: ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units. (Institutions that provide services to holders of ILA Ad-ministration or ILA Service Units are referred to in this Prospectus as "Serv-ice Organizations").

  When issued, units are fully paid and nonassessable by the Trust. In the event of liquidation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to such unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.

  As of       , 1997,           , owned beneficially      % of the outstanding
units of           Portfolio.

  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

                              ADDITIONAL SERVICES

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate certain institutions for providing ac-count administration and personal and account maintenance services to their customers who are beneficial owners of such Units ("Service Organizations"). Each Portfolio will enter into agreements with Service Organizations which purchase ILA Service Units, on behalf of their customers ("Service Agree-ments"). The Service Agreements will provide for compensation to the Service Organization in an amount up to .40 of 1% (on an annualized basis) of the av-erage daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provid-ed, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, processing orders to purchase, redeem and exchange ILA Service Units for its customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures. In addition, GSAM, at its own expense, may pay a Service Organization compensation equal on an annual basis up to .10 of 1% of the average daily net assets of the ILA Service Units attributable to or held of record by such Service Organization for providing certain additional services to its customers. Such compensation will not rep-resent an additional expense to the Portfolio or its unitholders, since it will be paid from the assets of GSAM.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Exempt Diversified Portfolios paid Service Organi-zations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

  Holders of ILA Service Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of ILA Service Units in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Service Units of the Portfolios should be directed to such owners' Service Organization.

                               PURCHASE OF UNITS

  It is expected that all direct purchasers of ILA Service Units will be Serv-ice Organizations or their nominees, which may purchase ILA Service Units of the Portfolios through Goldman Sachs. Customers of Service Organizations may invest in such Units only through their Service Organizations.

  As set forth below, ILA Service Units of the Portfolios may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring

Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as subcustodian for State Street Bank and Trust Company ("State Street").

  Purchases of ILA Service Units may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of re-ceipt and that checks will be converted to Federal Funds within two Business Days after receipt. ILA Service Units purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Units."

  Purchases of units of any Portfolio may also be made through an Automated Clearing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase price in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  ILA Service Units of each Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends on ILA Service Units purchased as follows:

-------------------------------------------------------------------------------

       IF ORDER IS RECEIVED FROM A
                 SERVICE
      ORGANIZATION BY GOLDMAN SACHS                                    DIVIDENDS BEGIN
      -----------------------------                                   -----------------

  (1) In the case of the Prime Obligations, Money Market, Treasury Obligations,
Treasury Instruments, Government and Federal Portfolios

         By:      3:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      3:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------
  (2) In the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-
Exempt New York Portfolios

         By:      1:00 p.m.-N.Y. time                                 Same Business Day
---------------------------------------------------------------------------------------
      After:      1:00 p.m.-N.Y. time                                 Next Business Day
---------------------------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. Goldman Sachs, as each Portfo-lio's transfer agent, will maintain a complete record of transactions and ILA Service Units held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to ILA Service Units. However, a Service Organization may impose a minimum amount for initial and subsequent investments in ILA

Service Units of the Portfolios, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services ren-dered to its customers. Customers should contact their Service Organization for further information concerning such requirements and charges. A Service Organization may purchase ILA Service Units in connection with sweep account programs.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Service Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolios are also reflected in regular statements issued by Goldman Sachs to unitholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial owners of such Units.

                                 DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional ILA Service Units of the same Portfolio or, at the election of a Service Organiza-tion, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in a Portfolio's daily distributions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  ILA Service Units of each Portfolio may be exchanged by Service Organiza-tions for units or shares of the corresponding class of any Portfolio or Fund of Goldman Sachs Trust at the net asset value next determined either by writ-ing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be regis tered in the same name(s) and with the same address as are registered in the Portfolio from which the exchange is being made. It may be difficult to imple-ment the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The ex-change privilege may be modified or withdrawn at any time on 60 days' written notice.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  Customers of Service Organizations may redeem ILA Service Units of a Portfo-lio through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Units without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It may be difficult to implement redemp-tions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Portfolios by means of the check redemption privilege described below. Goldman Sachs re-serves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for ILA Service Units re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of ILA Service Units.

           REDEMPTION REQUEST           REDEMPTION
        RECEIVED FROM A SERVICE          PROCEEDS
     ORGANIZATION BY GOLDMAN SACHS      ORDINARILY         DIVIDENDS
   -------------------------------------------------------------------------
   (1) In the case of the Prime Obligations, Money Market, Treasury Obli-
    gations, Treasury Instruments, Government and Federal Portfolios
       By:   3:00 p.m.-N.Y. time        Wired Same     Not earned on Day
                                         Business     request is received
                                           Day
----------------------------------------------------------------------------
    After:   3:00 p.m.-N.Y. time        Wired Next       Earned on Day
                                         Business     request is received
                                           Day
----------------------------------------------------------------------------
   (2) In the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios
       By:  12:00 noon-N.Y. time        Wired Same     Not earned on Day
                                         Business     request is received
                                           Day
----------------------------------------------------------------------------
    After:  12:00 noon-N.Y. time        Wired Next       Earned on Day
                                         Business     request is received
                                           Day
-----------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account designated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the ILA Serv-ice Unitholder's Service Organization in the transfer process. If a problem with such performance arises, the ILA Service Unitholder should deal directly with such intermediaries or Service Organization.

CHECK REDEMPTION PRIVILEGE

  A Service Organization may elect to have a special account with State Street for the purpose of redeeming ILA Service Units from its account in that Port-folio by check. When State Street receives a completed signature card and au-thorization form, the Service Organization will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the Service Organization by State Street.

  The check redemption privilege enables a Service Organization to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privi-lege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of ILA Service Units held in the Service Organization's account, the check will be returned unpaid, and the Service Or-ganization may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular Service Organization or all Service Organizations in general. The Trust and State Street reserve the right at any time to suspend the procedure permitting redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other ILA Service Unitholders of the Portfolios.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS TRUST
ILA SERVICE UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                 ------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................
Financial Highlights.......................................................
An Introduction to the Portfolios..........................................
Investment Policies........................................................
Description of Securities and Investment Techniques........................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Units of the Portfolios...................................
Additional Services........................................................
Purchase of Units..........................................................
Reports to Unitholders.....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Units........................................................


ILA-1SS-MMT3K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           GOLDMAN SACHS TRUST

                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS

                               ILA SERVICE UNITS

                                 ------------

                                  PROSPECTUS

                                 ------------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                   GOLDMAN SACHS-INSTITUTIONAL LIQUID ASSETS
                         (PRIME OBLIGATIONS PORTFOLIO)
                      (TAX-EXEMPT DIVERSIFIED PORTFOLIO)
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is an open-end, management investment company (a "mutual fund") which includes the Goldman Sachs-Institutional Liquid Assets portfolios. This Prospectus relates to the offering of ILA Service units of beneficial interest ("ILA Service Units") of the Prime Obligations and Tax-Exempt Diversified Portfolios (the "Portfolios") and ILA Class B shares of beneficial interest ("ILA Class B Units") of the Prime Obligations Portfolio. ILA Class B Units will typically be issued only upon an exchange of Class B Shares of any mutual fund sponsored by Goldman Sachs which is subject to a contingent deferred sales charge ("Goldman Sachs Portfolios"). Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Portfolio's investment adviser. Goldman, Sachs & Co. serves as each Portfolio's distributor and transfer agent.

  The Prime Obligations Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Portfolio pursues its objective by investing in a diversified portfolio of securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  The Tax-Exempt Diversified Portfolio seeks, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income excluded from gross income for federal income tax purposes, by investing primarily in municipal instruments. The Portfolio pursues its objective by investing in a diversified portfolio of municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

  AN INVESTMENT IN A PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT A PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER UNIT.

-------------------------------------------------------------------------------
ADDITIONAL INFORMATION.................................. Toll Free:
                                                                   800-526-7384

This Prospectus provides you with information about the Portfolios that you should know before investing. It should be read and retained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commission. The Tax-Exempt Diversified Portfolio may not be available in certain states. Please call the phone number above to determine availability in your state.

-------------------------------------------------------------------------------
UNITS OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A PORTFOLIO INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                  UNITHOLDER AND PORTFOLIO EXPENSES (NOTE 1)

                                          PRIME OBLIGATIONS        TAX-EXEMPT
                                              PORTFOLIO            DIVERSIFIED
                                     ----------------------------   PORTFOLIO
                                     (ILA SERVICE) (ILA CLASS B+) (ILA SERVICE)
                                     ------------- -------------- -------------
UNITHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on
  Purchases.........................     None           None          None
 Sales Charge Imposed on Reinvested
  Distributions.....................     None           None          None
 Deferred Sales Load Imposed on Re-
  demptions.........................     None           5.0%          None
 Exchange Fee.......................     None           None          None
ANNUAL OPERATING EXPENSES
 (as a percentage of average daily
  net assets)
 Management Fees (Note 2) (after ad-
  justments)........................     0.35%          0.35%         0.25%
 Distribution (Rule 12b-1) Fees.....     None           0.75%         None
 Other Expenses
  Service Fees (Note 3).............     0.40%          None          0.40%
  Authorized Dealer Service Fees....     None           0.25%         None
  Other Expenses (Note 2) (after ex-
   pense limitation)................     0.06%          0.06%         0.06%
                                         ----           ----          ----
TOTAL OPERATING EXPENSES (Note 2)...     0.81%          1.41%         0.71%
                                         ====           ====          ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                          1     3     5    10
                                                         YEAR YEARS YEARS YEARS
                                                         ---- ----- ----- -----
Prime Obligations Portfolio
 ILA Service Units...................................... $ 8   $26   $45  $100
 ILA Class B Units......................................
  --Assuming complete redemption at end of period....... $64   $75   $97  $147*
  --Assuming no redemption.............................. $14   $45   $77  $147
Tax-Exempt Diversified Portfolio
 ILA Service Units...................................... $ 7   $23   $40  $ 88

-------
Notes:
* ILA Class B Units convert to ILA Service Units eight years after purchase; therefore, ILA Service Unit expenses are used in the hypothetical example after year eight.

(1) The purpose of this table is to assist investors in understanding the various costs and expenses that an investment in the Portfolios will bear directly or indirectly. Operating expenses for the ILA Class B Units of the Prime Obligations Portfolio and for ILA Service Units of the Portfolios are based on actual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Portfolio, which may be greater or less than 5%. See "Management."

(2) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed to reduce or otherwise limit certain expenses of the Portfolios (excluding fees payable to Service Organizations, as defined herein, distribution and authorized dealer service fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to the average daily net assets of each Portfolio, less the effect of fee reductions, if any, shown in the above table. The Adviser has also agreed that a portion of its fees will not be imposed for the Tax-Exempt Diversified Portfolio. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the management fees payable by the Tax-Exempt Diversified Portfolio would be 0.35% of average daily net assets and the amount of other expenses payable by the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio would be 0.08% and 0.07%, respectively, of average daily net assets. Had the reduction of fees otherwise payable and expense limitations not been reflected in the above table, the Total Operating Expenses attributable to ILA Service Units and ILA Class B Units of the Prime Obligations Portfolio and ILA Service Units of the Tax-Exempt Diversified Portfolio would be 0.83%, 1.41% and 0.82%, respectively, of average daily net assets.
(3) Service Organizations, other than Goldman Sachs, may charge other fees to their customers who are the beneficial owners of ILA Service Units in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.
+ Investors wishing to purchase Units of the Prime Obligations Portfolio are generally required to purchase ILA Service Units. ILA Class B Units of the Prime Obligations Portfolio will typically be issued only in exchange for Class B Shares of any other Goldman Sachs Portfolio.

  The information set forth in the foregoing table and hypothetical example relates to ILA Service Units of the Prime Obligations Portfolio and Tax-Exempt Diversified Portfolio and ILA Class B Units of the Prime Obligations Portfo-lio. The Portfolios also offer ILA Units and ILA Administration Units which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different serv-ices. Information regarding any other class of the Portfolios may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Units of the Portfo-lios." Because of the Distribution and Service Plans, long-term unitholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.'s rules regarding investment companies.

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a unit (of the class specified) of the Prime Obligations and Tax-Exempt Diversified Portfolios outstanding during the
periods indicated have been audited by            , independent auditors, as
indicated in their report incorporated by reference and attached to the Statement of Additional Information from the annual report to unitholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the financial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                       AN INTRODUCTION TO THE PORTFOLIOS

  THE TRUST: The Trust is an open-end, management investment company regis-tered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Each Portfolio is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' invest-ment adviser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Portfolios' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE PORTFOLIOS: Each Portfolio's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Portfolio may invest only in securi-ties that are determined to present minimal credit risk and meet certain other criteria.

    INVESTMENT OBJECTIVES AND POLICIES FOR PRIME OBLIGATIONS PORTFOLIO: To seek to maximize current income to the extent consistent with the preserva-tion of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAX-EXEMPT DIVERSIFIED
  PORTFOLIO: To seek, to the extent consistent with the preservation of capi-tal and prescribed portfolio standards, a high level of income exempt from federal income tax by investing primarily in Municipal Instruments, as de-fined herein.

  NET ASSET VALUE: Each Portfolio seeks to maintain a stable net asset value of $1.00 per unit.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Portfolio may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, com-parable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as de-fined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Diversified Portfolio may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Prime Obligations Portfolio will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7 unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or, to the extent that a Portfolio may purchase Second Tier Secu-rities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                PRIME OBLIGATIONS PORTFOLIO  TAX-EXEMPT DIVERSIFIED PORTFOLIO
---------------------------------------------------------------------------------------------
  US Treasury Obligations           [_]
---------------------------------------------------------------------------------------------
  US Government Securities          [_]
---------------------------------------------------------------------------------------------
  Bank Obligations
   (Excluding Bank Commercial       [_]
   Paper)                         US Banks Only
---------------------------------------------------------------------------------------------
  Commercial Paper                  [_]                       [_]
                                                             Tax-Exempt Only
---------------------------------------------------------------------------------------------
  Short-Term Obligations of
   Corporations and Other           [_]
   Entities                       US Entities Only
---------------------------------------------------------------------------------------------
  Repurchase Agreements             [_]
---------------------------------------------------------------------------------------------
  Asset-Backed & Receivables-       [_]
   Backed Securities              Only Rated
---------------------------------------------------------------------------------------------
  Taxable Municipals                [_]
---------------------------------------------------------------------------------------------
  Tax-Exempt Municipals                                       [_]
                                                            At least 80% of net assets in
                                                            Municipal Instruments (except in
                                                            extraordinary circumstances)
---------------------------------------------------------------------------------------------
  Credit Quality****              First Tier                First or Second Tier
---------------------------------------------------------------------------------------------
  Investment Companies              [_]                       [_]
                                  Up to 10% of total        Up to 10% of total assets in
                                  assets in other           other investment companies
                                  investment companies
---------------------------------------------------------------------------------------------
  Unrated Securities                [_]                       [_]
---------------------------------------------------------------------------------------------
  Summary of Taxation*            Taxable Federal and       Tax-Exempt Federal and Taxable
                                  State**                   State***
---------------------------------------------------------------------------------------------
  Miscellaneous                                             May (but does not currently
                                                            intend to) invest up to 20% in
                                                            AMT securities and may
                                                            temporarily invest in the taxable
                                                            money market instruments
                                                            described herein

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.
   * See "Taxes" below for an explanation of the tax consequences summarized in the table above.
  ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Security interest in many states.
 *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

****A Portfolio holding a security fully supported by a guarantee may substi-tute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Portfolio may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS").

CUSTODIAL RECEIPTS

  Each Portfolio may also acquire securities issued or guaranteed as to prin-cipal and interest by the U.S. Government, its agencies, authorities or in-strumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. BANK OBLIGATIONS

  The Prime Obligations Portfolio may invest in "U.S. Bank Obligations" lim-ited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' ac-ceptances) which have more than $1 billion in total assets at the time of pur-chase. Such obligations may also include debt obligations issued by U.S. sub-sidiaries of such banks.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations Portfolio may invest in "Commercial Paper" (including variable amount master demand notes and asset-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, or other entities. In addition, the Portfolio may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations Portfolio may invest in "Asset-Backed and Receivables-Backed Securities" which represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale con-tracts, installment loan contracts, leases of various types of real and per-sonal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose-corporations. Payments or distribu-tions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy is-sued by a financial institution, or other credit enhancements may be present. To the extent consistent with its investment objective and policies, the Prime Obligations Portfolio may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future to the extent consistent with its investment objective and policies.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS: Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  Such Municipal Instruments may include:

    (A) fixed rate notes and similar debt instruments rated in the highest short-term rating category or in one of the two highest long-term rating categories;

    (B) variable and floating rate demand instruments rated in the highest short-term or one of the two highest long-term rating categories;

    (C) tax-exempt commercial paper rated in the highest rating category;

    (D) municipal bonds rated in one of the two highest rating categories;
  and

    (E) unrated notes, paper, bonds or other instruments determined to be of comparable quality by the Adviser pursuant to criteria approved by the Trustees.

  As a matter of fundamental policy, at least 80% of the Tax-Exempt Diversi-fied Portfolio's net assets will ordinarily be invested in Municipal Instru-ments. The Portfolio may temporarily invest in taxable money market instru-ments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of the Tax-Exempt Diversified Portfolio.

  The Prime Obligations Portfolio may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securi-ties are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Portfolio's average portfolio maturity. There is a risk that the Tax-Exempt Diversified Portfolio will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Portfolios to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend, and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When considering whether an obligation meets a Portfolio's quality standards, the Portfolio will look to the creditworthiness of the party providing unconditional demand features or other unconditional obliga-tions to support the credit of the issuer of the security. A Portfolio may consider the maturity of a variable or floating rate Municipal Instrument to be shorter than its ultimate stated maturity if the Portfolio has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amor-tized cost valuation under the Investment Company Act. A Portfolio may pur-chase such variable or floating rate obligations from the issuers or may pur-chase certificates of participation, a type of floating or variable rate obli-gation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Portfolios may invest in industrial devel-opment bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when dis-tributed by the Tax-Exempt Diversified Portfolio as "exempt interest divi-dends" to unitholders under the federal alternative minimum tax. See "Taxes" and "Distributions." The Tax-Exempt Diversified Portfolio may, but does not currently intend to, invest up to 20% of its net assets in private activity bonds. If such policy should change in the future, unitholders would be noti-fied and such investments would not exceed 20% of the Portfolio's net assets.

  OTHER POLICIES. Ordinarily, the Tax-Exempt Diversified Portfolio expects that 100% of its portfolio securities will be Municipal Instruments. However, the Portfolio may hold cash or invest in short-term taxable securities as set forth above. The Portfolio may invest 25% or more of the value of its total assets in Municipal Instruments which are related in such a way that an eco-nomic, business or political development or change affecting one Municipal In-strument would also affect the other Municipal Instruments. For example, the Portfolio may invest all of its assets in (a) Municipal Instruments the inter-est on which is paid solely from revenues from similar projects such as hospi-tals, electric utility systems, multi-family housing, nursing homes, commer-cial facilities (including hotels), steel companies or life care facilities,
(b) Municipal Instruments whose issuers are in the same state, or (c) indus-trial development obligations. Concentration of the Portfolio's investments in these Municipal Instruments will subject the Portfolio, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Portfolio may purchase Municipal Instruments which are backed by let-ters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding the Prime Obligations Portfolio) which have a branch, agency or subsidiary in the United States. In addition, the Portfolios may acquire securities in the form of custodial receipts which evidence owner-ship of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Portfolio may acquire the right to sell the security to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Portfolio may only enter into repurchase agreements with primary deal-ers in U.S. Government Securities. A repurchase agreement is an agreement un-der which a Portfolio purchases securities and the seller agrees to repurchase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Portfo-lio, and will be unrelated to the interest rate on the purchased security. A Portfolio's custodian or sub-custodian will maintain custody of the purchased securities for the duration of the agreement. The value of the purchased secu-rities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or failure of the seller to repurchase the securities as agreed, a Portfolio could suffer losses, including loss of interest on or principal of the secu-rity and costs associated with delay and enforcement of the repurchase agree-ment. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repur-chase agreements entered into by a Portfolio will be taxable to its unitholders. In addition, each Portfolio, together with other registered in-vestment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repur-chase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  The Portfolios may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond custom-ary settlement time. A Portfolio is required to hold and maintain in a segre-gated account with the Portfolio's custodian or subcustodian until three days prior to settlement date, cash or liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, a Portfolio may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or for-ward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the se-curity to be sold increases prior to the settlement date. Although a Portfolio would generally purchase securities on a when-issued or forward commitment ba-sis with the intention of acquiring securities for its portfolio, the Portfo-lio may dispose of a when-issued security or forward commitment prior to set-tlement if the Adviser deems it appropriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of a Portfolio's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Portfolio acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Portfolio's assets in securities of any one investment company or more than 10% of its assets in securities of all investment companies. Each Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not im-pose a portion of the management fees payable by a Portfolio (the "Acquiring Portfolio") with respect to assets invested in another money market investment company (the "Acquired Portfolio") as follows. The amount of the management fees otherwise payable by the Acquiring Portfolio and not imposed by Goldman Sachs will be equal to the amount of management fees indirectly paid by the Acquiring Portfolio as a unitholder of the Acquired Portfolio. Such other in-vestment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Portfolio and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  RULE 2A-7. Pursuant to Rule 2a-7 under the Investment Company Act, each Portfolio may not invest more than 5% of its assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government Securities, repur-chase agreements collateralized by such securities and certain securities sub-ject to a guarantee). Each Portfolio may, however, invest up to 25% of its to-tal assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Portfolio's assets, not more than 10% of such Portfolio's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. The Tax Exempt Diversified Portfolio's investments in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier Securities are limited to 5% of the Portfolio's total assets 1% per issuer. The foregoing operating poli-cies are more restrictive than the fundamental policy set forth in the State-ment of Additional Information.

  INVESTMENT RESTRICTIONS. Each Portfolio is subject to certain investment re-strictions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions and the investment objective of a Portfolio cannot be changed without approval of a majority of the outstanding units of that Portfolio. All policies not spe-cifically designated as fundamental are non-fundamental and may be changed without unitholder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Portfolio may purchase secu-rities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institu-tional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of its net assets in illiquid investments, which in-clude fixed time deposits maturing in more than seven days and restricted se-curities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific restricted security, will not be deemed to be illiquid investments for pur-poses of this restriction. The Board of Trustees may adopt guidelines and del-egate to the Adviser the daily function of determining and monitoring the li-quidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securi-ties eligible for resale under Rule 144A will continue to be liquid, the Ad-viser will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that quali-fied institutional buyers become for a time uninterested in purchasing these restricted securities.

  In addition, each Portfolio may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Portfolio (taken at market value) would be invested in such investments. Certain repurchase agree-ments which mature in more than seven days can be liquidated before the nomi-nal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York 10004, a separate operating di-vision of Goldman Sachs, acts as investment adviser to the Portfolios. Goldman Sachs registered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, ad-ministrator or distributor for approximately $ billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $    billion and partners' capital of $    billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, the Prime Obligations Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Investment Advisory Agreements, GSAM continually manages each Portfolio, including the purchase, retention and disposition of its securities and other assets. In addition, GSAM administers the Portfolios' business af-fairs and performs various unitholder servicing functions to the extent not provided by other organizations. GSAM may pay a Service Organization, as de-fined herein, other than Goldman Sachs, compensation equal on an annual basis up to .10% of the average daily net assets of the ILA Service Units attribut-able to or held of record by such Service Organization for providing certain unitholder services to its customers. The management of each Portfolio is sub-ject to the supervision of the Board of Trustees and that Portfolio's invest-ment policies. For these services, the Trust, on behalf of each Portfolio, pays GSAM a monthly fee at an annual rate of each Portfolio's average daily net assets as follows:

                                                                    RATE PAID
                                                          ANNUAL FOR FISCAL YEAR
                                                           RATE  ENDED 12/31/96
                                                          ------ ---------------
Prime Obligations Portfolio..............................  .35%           %
Tax-Exempt Diversified Portfolio.........................  .35%           %

  The difference, if any, between the stated advisory fee and the actual advi-sory fees paid by the Portfolios reflects the fact that GSAM did not charge the full amount of the advisory fees to which it would have been entitled.

  GSAM has agreed to reduce or otherwise limit the daily expenses of each Portfolio (excluding fees payable to Service Organizations, as defined herein, distribution and authorized dealer service fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses), on an annualized basis, to .43% of the average daily net assets of the Portfolio less the effect of fee reductions, if any. Such reductions or limits, if any, are calculated monthly on a cumulative basis. Any such reductions or limits may be discontinued or modified only with the express approval of the Trust-ees. In addition, GSAM has voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Prime Obligations and Tax-Exempt Diversified Portfolios' annual total operating expenses (ex-cluding fees payable to Service Organizations, as defined herein and distribu-tion and authorized dealer service fees), to % and %, respectively, of aver-age daily net assets.

GSAM has no current intention to, but may in the future, discontinue or modify either of the limitations at its discretion.

THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of units of each Portfolio pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of units of each Portfolio upon the terms described herein. Units of each Portfolio may also be sold by certain investment dealers, including members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs ("Authorized Dealers"). Goldman Sachs, 4900 Sears Tower, Chicago, Illinois also serves as the Transfer Agent of each Portfolio. For the transfer agency services, Goldman Sachs receives .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold units of the Portfolios in order to increase the assets of the Portfo-lios. Increasing the Portfolios' assets may enhance investment flexibility and diversification. Goldman Sachs reserves the right to redeem at any time some or all of the Portfolio units acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Portfolios and other unitholders in deciding whether to redeem its units.

                              ADDITIONAL SERVICES

SERVICE PLAN (ILA SERVICE UNITS ONLY)

  Each Portfolio has adopted a Service Plan with respect to the ILA Service Units which authorizes it to compensate Service Organizations for providing account administration and personal and account maintenance services to their customers who are beneficial owners of such Units. Each Portfolio will enter into agreements with Service Organizations, including Goldman Sachs, which purchase ILA Service Units, on behalf of their customers ("Service Agree-ments"). On behalf of its clients who purchase ILA Service Units of a Portfo-lio, Goldman Sachs will provide services as set forth under the Service Agree-ment. The Service Agreements will provide for compensation to each Service Or-ganization in an amount up to .40 (on an annualized basis) of the average daily net assets of the ILA Service Units of that Portfolio attributable to or held in the name of the Service Organization for its customers; provided, how-ever, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets. The services provided by a Service Organization may include acting, directly or through an agent, as the sole unitholder of record, maintaining account records for its customers, processing orders to purchase, redeem and exchange ILA Service Units for its customers, responding to inquiries from prospective and existing unitholders and assisting customers with investment procedures.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of each Portfolio, paid Service Organizations fees at the annual rate of .40% of each Portfolio's average daily net assets attributable to ILA Service Units.

  Holders of ILA Service Units of a Portfolio will bear all expenses and fees paid to Service Organizations with respect to such Units as well as any other expenses which are directly attributable to such Units.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of ILA Service Units in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Portfolio.

  All inquiries of beneficial owners of ILA Service Units of the Portfolios should be directed to such owners' Service Organization.

DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS (ILA CLASS B UNITS ONLY)

  DISTRIBUTION PLAN-CLASS B UNITS. Prime Obligations Portfolio, with respect to its ILA Class B Units, has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act (the "Class B Distribution Plan"). Un-der the Class B Distribution Plan, Goldman Sachs is entitled to a quarterly fee from the Portfolio for distribution services equal, on an annual basis, to 0.75% of the Portfolio's average daily net assets attributable to its ILA Class B Units.

  Goldman Sachs may use the distribution fee for its expenses of distributing the ILA Class B Units. The types of expenses for which Goldman Sachs may be compensated for distribution services under the Class B Distribution Plan in-clude compensation paid to and expenses incurred by authorized dealers, Goldman Sachs and their respective officers, employees and sales representa-tives, commissions paid to authorized dealers, allocable overhead, telephone and travel expenses, the printing of prospectuses for prospective unitholders, preparation and distribution of sales literature, advertising of any type and all other expenses incurred in connection with activities primarily intended to result in the sale of ILA Class B Units. If the fee received by Goldman Sachs pursuant to the Class B Distribution Plan exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. The Class B Distribution Plan will be reviewed and is subject to approval annually by the Board of Trustees of the Trust. The aggregate compensation that may be received under the Class B Distribution Plan for distribution services may not exceed the limitations imposed by the NASD's Conduct Rules.

  AUTHORIZED DEALER SERVICE PLAN-CLASS B UNITS. Prime Obligations Portfolio, with respect to its ILA Class B Units, has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (an "Authorized Dealer Service Plan") pursuant to which Goldman Sachs and authorized dealers are compensated for providing personal and account maintenance services. The Portfolio pays a fee under its Autho-rized Dealer Service Plan equal on an annual basis to 0.25% of its average daily net assets attributable to its ILA Class B Units. The fee for personal and account maintenance services paid pursuant to an Authorized Dealer Service Plan may be used to make payments to Goldman Sachs, authorized dealers and their officers, sales representatives and employees for responding to inqui-ries of, and furnishing assistance to, unitholders regarding ownership of their units or their accounts or similar services not otherwise provided on behalf of the Portfolios. The Authorized Dealer Service Plan will be reviewed and is subject to approval annually by the Board of Trustees.

ALTERNATIVE PURCHASE ARRANGEMENTS

  Each Portfolio continuously offers ILA Service Units and the Prime Obliga-tions Portfolio also offers ILA Class B Units through this prospectus, as de-scribed more fully below. ILA Class B Units of the Prime Obligations Portfolio will be typically issued only upon an exchange of Class B Shares of any of the Goldman Sachs Portfolios, as defined herein. If an investor does not specify in the instructions to the Portfolios which class of Units an investor wishes to purchase, exchange or redeem, the Portfolios will assume that the instruc-tions apply to ILA Service Units, since such units are not subject to any con-tingent deferred sales charge or distribution fees.

  ILA SERVICE UNITS. ILA Service Units of the Portfolios may be purchased through Goldman Sachs acting as a Service Organization or through Authorized Dealers. ILA Service Units are not subject to any initial or contingent de-ferred sales charge or any fee for distribution services. However, ILA Service Units are subject to a service fee at the annual rate of 0.40% of the Portfo-lios' average daily net assets attributable to ILA Service Units.

  ILA CLASS B UNITS. ILA Class B Units of the Prime Obligations Portfolio may be purchased through Goldman Sachs or through Authorized Dealers. ILA Class B Units of the Prime Obligations Portfolio are typically intended to be pur-chased only in connection with exchanges of Class B Shares of any other Goldman Sachs Portfolio. ILA Class B Units are sold without an initial sales charge, but are subject to a contingent deferred sales charge ("CDSC"), as de-scribed below, if redeemed within six years of purchase. ILA Class B Units are also subject to distribution and authorized dealer service fees of up to 0.75% and 0.25%, respectively, of the Portfolio's average daily net assets attribut-able to ILA Class B Units. Your entire investment in ILA Class B Units is available to work for you from the time you make your initial investment, but the distribution fee paid by ILA Class B Units will cause your Units (until conversion to ILA Service Units) to have a higher expense ratio and to pay lower dividends than ILA Service Units. ILA Class B Units will automatically convert to ILA Service Units, based on their relative net asset values, eight years after purchase. No CDSC is imposed upon exchanges between the Prime Ob-ligations Portfolio and another Goldman Sachs Portfolio. However, units or shares acquired in an exchange will be subject to the CDSC to the same extent as if there had been no exchange. For purposes of determining whether the CDSC is applicable, the length of time an investor has owned units or shares ac-quired by exchange will be measured from the date the investor acquired the original units or shares and will not be affected by any subsequent exchange. There is a maximum purchase limitation of $250,000 on purchases of ILA Class B Units by each investor.

OFFERING PRICE-ILA CLASS B UNITS

  Investors may purchase ILA Class B Units of the Prime Obligations Portfolio at the next determined net asset value without the imposition of an initial sales charge. However, ILA Class B Units redeemed within six years of purchase will be subject to a CDSC at the rates shown in the table that follows. At re-demption, the charge will be assessed on the amount equal to the lesser of the current market value or the original purchase cost of the units being re-deemed. No CDSC will be imposed on increases in account value above the ini-tial purchase price, including units derived from the reinvestment of divi-dends or capital gains distributions.

  The amount of the CDSC, if any, will vary depending on the number of years from the time of purchase until the time of redemption of ILA Class B Units. For the purpose of determining the number of years from the time of any pur-chase, all payments during a month will be aggregated and deemed to have been made on the first day of that month. In processing redemptions of ILA Class B Units, the Portfolio will first redeem units not subject to any CDSC, and then units held longest during the eight-year period. As a result, a redeeming unitholder will pay the lowest possible CDSC.

                                                                    CDSC AS A
                                                                  PERCENTAGE OF
                                                                  DOLLAR AMOUNT
YEAR SINCE PURCHASE                                              SUBJECT TO CDSC
-------------------                                              ---------------
First...........................................................      5.0%
Second..........................................................      4.0%
Third...........................................................      3.0%
Fourth..........................................................      3.0%
Fifth...........................................................      2.0%
Sixth...........................................................      1.0%
Seventh and thereafter..........................................      none

  Proceeds from the CDSC are payable to the Distributor and may be used in whole or part to defray the Distributor's expenses related to providing dis-tribution-related services in connection with the sale of ILA Class B Units.

  ILA Class B Units of the Prime Obligations Portfolio will automatically con-vert into ILA Service Units of the Prime Obligations Portfolio at the end of the calendar quarter that is eight years after the purchase date, except as noted below. ILA Class B Units of the Portfolio acquired by exchange from Class B Shares of another Goldman Sachs Portfolio will convert into ILA Serv-ice Units based on the date of the initial purchase. ILA Class B Units ac-quired through reinvestment of distributions will convert into ILA Service Units based on the date of the initial purchase of the units on which the dis-tribution was paid.

  Waiver or Reduction of Contingent Deferred Sales Charge. The CDSC on ILA Class B units may be waived or reduced if the redemption relates to (a) re-tirement distributions or loans to participants or beneficiaries from pension and profit sharing plans, pension funds and other company sponsored benefit plans (each a "Plan"); (b) the death or disability (as defined in section 72 of the Code) of a participant or beneficiary in a Plan; (c) hardship withdraw-als by a participant or beneficiary in a Plan; (d) satisfying the minimum dis-tribution requirements of the Code; (e) the establishment of "substantially equal periodic payments" as described in Section 72(t) of the Code; (f) the separation from service by a participant or beneficiary in a Plan; (g) the death or disability (as defined in section 72 of the Code) of a shareholder if the redemption is made within one year of such event; (h) excess contributions being returned to a Plan; (i) distributions from a qualified retirement plan invested in the Goldman Sachs Portfolios which are being reinvested into a Goldman Sachs IRA; and (j) redemption proceeds which are to be reinvested in accounts or non-registered products over which GSAM or its advisory affiliates have investment discretion.

GENERAL INFORMATION

  ILA Service Units and ILA Class B Units may be purchased on any Business Day at the net asset value next determined after receipt by State Street Bank and Trust Company ("State Street"), as agent for Goldman Sachs, of both the pur-chase order and the purchase price in Federal Funds. Purchase orders may be made by contacting Goldman Sachs or, if units are held in a "street name" ac-count, the applicable Authorized Dealer. Since the Portfolios and Goldman Sachs will have no record of the beneficial owner's transactions in a "street name" account, the beneficial owner should contact its Authorized Dealer to purchase, redeem or exchange units, to make changes in or give instructions concerning the account or to obtain information about the account. It is the responsibility of the Authorized Dealer to promptly forward orders and payment to the Portfolios.

  Goldman Sachs may from time to time, at its own expense, provide compensa-tion to certain dealers who perform administrative services with respect to depository institutions whose customers purchase ILA Service Units of the Portfolios. These services include responding to certain inquiries from and providing written materials to depository institutions about the Portfolios; furnishing advice about and assisting depository institutions in obtaining from state regulatory agencies any rulings, exemptions or other authorizations that may be required to conduct a mutual fund sales program; acting as liaison between depository institutions and national regulatory organizations; assist-ing with the preparation of sales material; and providing general assistance and advice in establishing and maintaining mutual fund sales programs on the premises of depository institutions. The amount of such compensation may be up to .08% annually of the average net assets of each Portfolio attributable to ILA Service Units purchased through, and held by the customers of, such depos-itory institutions. Such compensation does not represent an additional expense to any Portfolio or its unitholders, since it will be paid from the assets of Goldman Sachs or its affiliates.

PURCHASES BY CHECK

  Initial purchases of ILA Service Units and ILA Class B Units may be made by mailing a completed Account Application along with a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Portfolio and drawn on a U.S. bank and for subsequent investments may be made by mailing a check with the investor's ac-count number to Goldman Sachs Trust (Prime Obligations Portfolio--Indicate Class of Units) or (Tax-Exempt Diversified Portfolio--Service Units) Service Units, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. The order be-comes effective as soon as the check or draft is converted to Federal Funds. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Fed-eral Funds within two Business Days after receipt. Payment of redemption pro-ceeds from ILA Service Units and ILA Class B Units purchased by check may be delayed up to 15 days until the check has cleared, as described under "Redemp-tion of Units".

AUTOMATIC INVESTMENT PLAN

  Systematic cash investments in ILA Service Units or ILA Class B Units may be made through a unitholder's bank via the Automated Clearing House Network or a unitholder's checking account via bank draft each month. Required forms are available from Goldman Sachs or any Authorized Dealer. A minimum investment of $50 is required for Automatic Investment Plans.

PURCHASES

  ILA Service Units and ILA Class B Units of the Prime Obligations Portfolio are deemed to have been purchased when an order becomes effective and are en-titled to dividends as follows:

-------------------------------------------------------------------------------

     IF AN ORDER IS RECEIVED BY
     STATE STREET                  DIVIDENDS BEGIN
     --------------------------   -----------------
     By: 3:00 p.m.--N.Y. time     Same Business Day
---------------------------------------------------
     After: 3:00 p.m.--N.Y. time  Next Business Day
---------------------------------------------------

  ILA Service Units of the Tax-Exempt Diversified Portfolio are deemed to have been purchased when an order becomes effective and are entitled to dividends as follows:

     IF AN ORDER IS RECEIVED BY
     STATE STREET                  DIVIDENDS BEGIN
     --------------------------   -----------------
     By: 1:00 p.m.--N.Y. time     Same Business Day
---------------------------------------------------
     After: 1:00 p.m.--N.Y. time  Next Business Day
---------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  ILA Service Units of the Portfolios are purchased at the net asset value per unit without the imposition of a sales charge. ILA Class B Units acquired through an exchange will be purchased at the net asset value per unit and will only be subject to the CDSC of the shares originally held. For purposes of de-termining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B Units will be measured from the date the unitholder ac-quired the original Class B shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Portfolio Class B shares prospectus to determine the amount of their remaining CDSC.

  Goldman Sachs, as each Portfolio's transfer agent, will maintain a complete record of transactions and ILA Service Units or ILA Class B Units held in each unitholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The Trust does not have any minimum purchase or account requirements with respect to ILA Service Units. However, Goldman Sachs has established a minimum initial investment requirement of $10,000. Shareholders of any Goldman Sachs Portfolio who wish to purchase ILA Service Units of the Portfolios or ILA Class B Units of the Prime Obligations Portfolio through an exchange of shares of such a Goldman Sachs Portfolio may be subject to different minimum invest-
ment requirements. (See "Exchanges," on page   of the Prospectus.)

TAX-SHELTERED RETIREMENT PLANS

  The Prime Obligations Portfolio is offered for purchase by retirement plans, including Individual Retirement Account Plans for individuals and their non-employed spouses and defined contribution plans such as 401(k) Salary Reduc-tion Plans.

  Detailed information concerning these plans and copies of the plans may be obtained from the Transfer Agent. This information should be read carefully, and consultation with an attorney or tax adviser may be advisable. The infor-mation sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Under all plans, dividends and distributions will be automatically reinvested in additional units of the Portfolio or, if so directed by the unitholder, in cash, or in shares of another Goldman Sachs Portfolio.

  The minimum initial investment for all such retirement plans is $10,000, ex-cept for certain exchanges of shares of any Goldman Sachs Portfolio and except that the minimum for tax-sheltered retirement plans is $250. There is a mini-mum of $50 for all subsequent investments.

                            REPORTS TO UNITHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semiannual report to record holders of ILA Service Units of each Portfolio, including Service Organizations who hold such Units for the benefit of their customers and to unitholders of ILA Class B Units of the Prime Obli-gations Portfolio. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Portfolio are also reflected in regular statements issued by Goldman Sachs, in its capacity as transfer agent and income disbursing agent, to unitholders of record. The Service Organizations, including Goldman Sachs, will be responsi-ble for providing similar services to their own customers who are the benefi-cial owners of such Units.

                            DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

  All or substantially all of each Portfolio's net investment income will be declared daily (as of 4:00 p.m. New York time) as a dividend and distributed monthly. Distributions will be made in additional ILA Service Units or ILA Class B Units of the same Portfolio or, at the election of a Service Organiza-tion (with respect to ILA Service Units) or ILA Class B Unitholders, in cash. Such reinvestments will not be subject to any CDSC. The election to reinvest dividends and distributions or receive them in cash may be changed by a Serv-ice Organization or ILA Class B Unitholder at any time upon written notice to Goldman Sachs, in its capacity as transfer agent and income disbursing agent. If no election is made, all dividend and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in ac-cordance with the requirements of the Code and may be reflected in a Portfo-lio's daily distributions. Each Portfolio may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the dispo-sition of securities during the months of November and December may be dis-tributed during the subsequent calendar year. Although realized gains and losses on the assets of a Portfolio are reflected in the net asset value of the Portfolio, they are not expected to be of an amount which would affect the Portfolio's net asset value of $1.00 per unit.

  A Portfolio's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Port-folio from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Portfolio, including a proportionate share of the general expenses of the Trust.

TAXES

  Each Portfolio is treated as a separate entity for federal income tax pur-poses, has elected to be treated and intends to continue to qualify and be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to unitholders. As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its unitholders in accordance with certain timing requirements of the Code.

  Dividends paid by a Portfolio from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to unitholders as ordinary income, except for any "exempt-interest dividends" paid by the Tax-Exempt Di-versified Portfolio, as described below. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the unitholders have held their units. These tax consequences will apply to distributions of either Portfolio regardless of whether distributions are received in cash or reinvested in units. Certain distributions paid by the Portfolios in January of a given year will be taxable to unitholders as if received on December 31 of the year in which they are declared. Unitholders will be informed annually about the amount and character of distributions received from the Portfolios for federal income tax purposes, including any distributions that may consti-tute a return of capital or any distributions of the Tax-Exempt Diversified Portfolio that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Diversified Portfolio intends to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in unitholders' federal gross income. Dividends paid by the Tax-Exempt Diversi-fied Portfolio from interest on tax-exempt obligations and properly designated by the Portfolio as exempt-interest dividends, including dividends attribut-able to exempt-interest dividends received by the Portfolio from other regu-lated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax and the extent, if any, to which so-cial security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain industrial development or private activity bonds should consult their own tax advisers before pur-chasing units of the Tax-Exempt Diversified Portfolio. Interest incurred to purchase or carry units of the Tax-Exempt Diversified Portfolio will not be deductible for federal income tax purposes to the extent related to exempt-in-terest may not be deductible for federal or state income tax purposes.

  Individuals and certain other classes of unitholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other unitholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Portfolios.

  In addition to federal taxes, a unitholder may be subject to state and local taxes on payments received from a Portfolio. A state income (and possibly lo-cal income and/or intangible property) tax exemption is generally available to the extent a Portfolio's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Unitholders should consult their own tax advisers concerning these matters.

                          AUTOMATIC EXCHANGE PROGRAM

  Unitholders of a Portfolio may elect on the Account Application to automati-cally exchange a specified dollar amount of ILA Service Units or ILA Class B Units for corresponding shares of any Goldman Sachs Portfolio. In the case of ILA Service Units, such exchanges will be made into the relevant Goldman Sachs Portfolio at the public offering price, which may include a sales charge, un-less a sales charge has previously been paid on the investment represented by the exchanged units (i.e., the units to be exchanged were originally issued in exchange for shares on which a sales charge was paid), in which case the auto-matic exchanges will be made at net asset value. In the case of ILA Class B Unitholders, such exchanges will be made into the relevant Goldman Sachs Port-folio at net asset value and will be subject to the CDSC of the original shares held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B Units will be measured from the date the unitholder acquired the original Class B shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Portfolio Class B shares prospectus to determine the amount of their ap-plicable CDSC. Dividends and/or capital gains of ILA Service Units of each

Portfolio and ILA Class B Units of the Prime Obligations Portfolio which have been reinvested may be exchanged for corresponding shares of a Goldman Sachs Portfolio without an initial sales charge or CDSC. These automatic exchanges are made monthly on the fifteenth day of each month or the first Business Day thereafter and are subject to the following conditions. The minimum dollar amount for automatic exchanges must be at least $50 per month. At the time the election is made (i) the value of the unitholder's account in the Portfolio from which the exchange is made must equal or exceed $10,000 and (ii) the value of the account in the acquired fund must equal or exceed the acquired fund's minimum initial investment requirement or, if the unitholder has elected the automatic exchange privilege and the value of the acquired fund does not equal the acquired fund's minimum, such election must continue until the minimum initial investment requirement is met. The names, addresses and social security or other taxpayer identification numbers for the unitholder accounts with the exchanged and acquired funds must be identical. A unitholder should obtain and read the prospectus relating to any Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.

                                   EXCHANGES

  ILA Service Units of each Portfolio and ILA Class B Units of the Prime Obli-gations Portfolio may be exchanged for units of the corresponding class of any Goldman Sachs Portfolio. A unitholder should obtain and read the prospectus for the relevant Goldman Sachs Portfolio and consider its investment objec-tives, policies and applicable fees before making an exchange. Exchanges of ILA Service Units from each Portfolio will be made into the relevant Goldman Sachs Portfolio at the public offering price, which may include a sales charge, unless a sales charge has previously been paid on the investment rep-resented by the exchanged units (i.e., the units to be exchanged were origi-nally issued in exchange for shares on which a sales charge was paid), in which case the exchange will be made at net asset value. In the case of ILA Class B Unitholders, such exchanges will be made into the relevant Goldman Sachs Portfolio at net asset value and will be subject to the CDSC of the original shares held. For purposes of determining the amount of any applicable CDSC, the length of time a unitholder has owned ILA Class B Units will be mea-sured from the date the unitholder acquired the original Class B shares and will not be affected by any subsequent exchange. Investors should consult their Goldman Sachs Portfolio Class B shares prospectus to determine the amount of their applicable CDSC. ILA Service Units of each Portfolio or ILA Class B Units of the Prime Obligations Portfolio purchased through dividend and/or capital gains reinvestment may be exchanged for corresponding shares of a Goldman Sachs Portfolio without an initial sales charge or CDSC.

  ILA Service Units of a Portfolio acquired in an exchange transaction for shares of a Goldman Sachs Portfolio will be subject to the CDSC, if any, of the shares of the Goldman Sachs Portfolio originally held. For purposes of de-termining the amount of any applicable CDSC, the length of time a unitholder had owned units acquired will be measured from the date the unitholder ac-quired the original units subject to a CDSC, and will not be affected by any subsequent exchange. A subsequent exchange of ILA Service Units of a Portfolio that are subject to a CDSC (i.e., because the ILA Service Units were acquired in an exchange transaction for shares of a Goldman Sachs Portfolio that were subject to a CDSC) will not be subject to the applicable CDSC at the time of exchange.

  An exchange may be made by contacting an Authorized Dealer or writing to Goldman Sachs Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711 or, if previously elected on the Account Application, by telephone at 1-800-526-7384 (9:00 a.m. to 4:00 p.m. New York time). Under the telephone exchange privilege, units may be exchanged among accounts with different names, addresses or so-cial security or other taxpayer identification numbers only if the exchange request is in writing and is received in accordance with the procedures set forth under "Redemption of Units."

  In addition to free automatic exchanges pursuant to the Automatic Exchange Program, six free exchanges are permitted in each twelve-month period. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Units" to confirm that such instructions are genuine. All exchanges are subject to the minimum investment requirements of the Portfolio or Goldman Sachs Portfolio into which the shares or units are being exchanged. The minimum initial exchange for shareholders of a Goldman Sachs Portfolio is $10,000 or the full account share balance, whichever is less.

  An exchange fee may be imposed or the exchange privilege may be modified or withdrawn at any time upon 60 days' notice to unitholders. The Trust, the rel-evant fund or Goldman Sachs may reject or restrict purchases of units or shares by a particular purchaser or group, for example, when a pattern of fre-quent purchases and sales of units or shares is evident or if the purchase and sale orders are, or a subsequent abrupt redemption might be, of a size that would disrupt management of a Portfolio or a Goldman Sachs Portfolio. Ex-changes are available only in states where the exchange may be legally made.

                              REDEMPTION OF UNITS

HOW TO REDEEM

  ILA Service Units may be redeemed through Goldman Sachs acting as a Service Organization as specified below.

  ILA Service Units of a Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt by State Street as agent for Goldman Sachs, as a Service Organization, of the re-demption request. ILA Class B Units of the Prime Obligations Portfolio may be redeemed without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request less any appli-cable CDSC. Investors should consult their Goldman Sachs Portfolio Class B shares prospectus to determine the amount, if any, of the CDSC at the time of redemption. Redemption requests may be made by contacting Goldman Sachs or, if units are held in a "street name" account, the applicable Authorized Dealer. Written requests may be addressed to Goldman Sachs Trust, c/o NFDS, P.O. Box 419711, Kansas City, MO 64141-6711. A unitholder may request redemptions by telephone. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs and NFDS each employ reasonable procedures specified by the Trust to confirm that such instructions are genuine. Consequently, proceeds of telephone redemption requests will only be sent to the unitholder's address of record or authorized bank account designated in the Account Application and exchanges of units will only be made to an identical account. Telephone requests may also be recorded. The Trust may implement other procedures from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. [In all other cases, neither the Portfolios, the Trust nor Goldman Sachs will be responsible for the authenticity of instructions received by telephone.] Proceeds of telephone redemptions will be mailed to the unitholder's address of record or wired to the authorized bank account indicated on the Account Application, unless the unitholder provides written instructions (accompanied by a signature guarantee) indicating another address.

  Written requests for redemptions must be signed by each unitholder with its signature guaranteed by a bank, a securities broker or dealer, a credit union having authority to issue signature guarantees, a savings and loan associa-tion, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities association or a clearing agency, provided that such institution satisfies the standards established by the Transfer Agent.

-------------------------------------------------------------------------------
PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired or mailed to the record holder of ILA Service Units or ILA Class B Units.

    REDEMPTION REQUEST RECEIVED BY
  STATE STREET AS AGENT FOR GOLDMAN           REDEMPTION
                SACHS                     PROCEEDS ORDINARILY           DIVIDENDS
  ---------------------------------       -------------------           ---------
 (1)Prime Obligations Portfolio
 By:3:00 p.m.--N.Y. time             (i) Wire Redemptions Sent     Not earned on Day
                                         Same Business Day         request is received
                                    (ii) Check Redemptions Sent
                                         Next Business Day
-----------------------------------------------------------------------------------------------------------------------------------
 After: 3:00 p.m.--N.Y. time         (i) Wire Redemptions Sent     Earned on Day
                                         Next Business Day         request is received
                                    (ii) Check Redemptions Sent
                                         Within Two Business
                                         Days
-----------------------------------------------------------------------------------------------------------------------------------
 (2)Tax-Exempt Diversified Portfolio
 By:12:00 noon--N.Y. time            (i) Wire Redemptions Sent     Not earned on Day
                                         Same Business Day         request is received
                                    (ii) Check Redemptions Sent
                                         Next Business Day
-----------------------------------------------------------------------------------------------------------------------------------
 After:12:00 noon--N.Y. time         (i) Wire Redemptions Sent     Earned on Day
                                         Next Business Day         request is received
                                    (ii) Check Redemptions Sent
                                         Within Two Business
                                         Days
-----------------------------------------------------------------------------------------------------------------------------------

  The Portfolios will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Ac-count Application. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of the properly executed redemption request. For example, payment may be delayed if the Fed-eral Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of inter-mediaries or the customer's Service

Organization in the transfer process. If a problem with such performance aris-es, the customer should deal directly with such intermediaries or Service Or-ganization.

CHECK REDEMPTION PRIVILEGE (ILA SERVICE UNITS ONLY)

  Goldman Sachs or its agent, as a record holder of ILA Service Units of a Portfolio, may elect to have a special account with State Street for the pur-pose of permitting its customers to redeem ILA Service Units from their ac-counts in each Portfolio by check. When State Street receives a completed ap-plication form, Goldman Sachs or its agent, as a record holder of the ILA Service Units, will forward to the requesting customer a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and frac-tional ILA Service Units will be redeemed to cover the amount of the check. Cancelled checks will be returned to the record holder of ILA Service Units by State Street.

  The check redemption privilege enables a unitholder to receive the dividends declared on the ILA Service Units to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of a unitholder's account. If the amount of a check is greater than the value of the ILA Service Units held in the unitholder's account, the check will be returned unpaid, and the unitholder may be subject to extra charges.

  Goldman Sachs reserves the right to impose conditions on, limit the avail-ability of or terminate the check redemption privilege at any time with re-spect to a particular unitholder or all unitholders in general. The Trust and State Street reserve the right at any time to suspend the procedure permitting redemptions by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of other ILA Service Unitholders of the Portfolios.

                                NET ASSET VALUE

  The net asset value of ILA Service Units of each Portfolio and ILA Class B Units of Prime Obligations Portfolio is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M. New York time) on each Business Day. Net asset value per unit for each class of units of each Portfolio is calculated by determining the amount of net assets attributable to each class of units and dividing by the number of units for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities markets close early, the Prime Ob-ligations Portfolio and Tax-Exempt Diversified Portfolio reserve the right to cease accepting purchase and redemption orders for same Business Day credit at the time the PSA recommends that the securities markets close. On days either Portfolio closes early, purchase and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addi-tion, each Portfolio reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permit-ted by the SEC.

  Each Portfolio seeks to maintain a net asset value of $1.00 per unit. In this connection, each Portfolio values its portfolio securities on the basis of amortized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to matu-rity of any discount or premium, regardless of the impact of fluctuating in-terest rates on the market value of the instrument. For a more complete de-scription of the amortized cost valuation method and its effect on existing and prospective unitholders, see the Statement of Additional Statement. There can be no assurance that a Portfolio will be able at all times to maintain a net asset value per unit of $1.00.

                               YIELD INFORMATION

  From time to time, each Portfolio may advertise its yield effective yield and average total return. Average annual total return is determined by comput-ing the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevent period. Each Portfolio may furnish total return calcu-lations based on a cumulative, average, year-by-year or other basis for vari-ous specified periods by means of quotations, charts, graphs or schedules. In addition to the above, each Portfolio may from time to time advertise its per-formance relative to certain rankings or indicies. The yield of a Portfolio refers to the income generated by an investment in the Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calcu-lated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this as-sumed reinvestment.

  The Tax-Exempt Diversified Portfolio may also quote tax-equivalent yield. The Portfolio's tax-equivalent yield is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brack-ets for a unitholder.

  Investors should note that the investment results of a Portfolio are based on historical performance and will fluctuate over time. Any presentation of a Portfolio's yield, effective yield or tax-equivalent yield for any prior pe-riod should not be considered a representation of what an investment may earn or what a Portfolio's yield, effective yield or tax-equivalent yield may be in any future period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of units in existence. Because each such class of units is subject to different expenses, the net yield of such classes of a Portfolio for the same period may differ. See "Organization and Units of the Portfolios" below.

                   ORGANIZATION AND UNITS OF THE PORTFOLIOS

  Each Portfolio is a series of the Goldman Sachs Trust, which was formed un-der the laws of the State of Delaware on January 28, 1997. The Portfolios were formerly series of Goldman Sachs Money Market Trust, a Massachusetts trust and were reorganized into the Trust as of May 1, 1997. The Trustees have authority under the Trust's Declaration of Trust to create and classify units of benefi-cial interest in separate series, without further action by unitholders. Addi-tional series may be added in the future. The Trustees also have authority to classify or reclassify any series or portfolio of into one or more classes. The Trustees have authorized the issuance of three classes of the Tax-Exempt Diversified Portfolio and four classes of units of the Prime Obligations Port-folio, which are: ILA Units, ILA Administration and ILA Service and in the case of the Prime Obligations Portfolio, ILA Class B.

  When issued, units are fully paid and nonassessable. In the event of liqui-dation, unitholders are entitled to share pro rata in the net assets of the applicable Portfolio available for distribution to unitholders. Units entitle their holders to one vote per unit (but may, at the discretion of the Trust-ees, be voted on a net asset value basis), have noncumulative voting rights are freely transferable and have no preemptive or subscription rights.

  The Trust does not intend to hold annual meetings of unitholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the units outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of unitholders for any purpose and recordholders may, under certain circumstances as permitted by the Act, commu-nicate with other unitholders in connection with requiring a special meeting of unitholders. The Board of Trustees, however, will call a special meeting of unitholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by unitholders.

  Units of a Portfolio will be voted separately by Portfolio with respect to matters pertaining to that Portfolio except for the election of Trustees and ratification of independent accountants. For example, unitholders of each Portfolio are required to approve the adoption of any investment advisory agreement relating to that Portfolio and any changes in fundamental investment restrictions or policies of such Portfolio. Approval by the unitholders of one Portfolio is effective only as to that Portfolio.
  The Trust does not intend to hold annual unitholder meetings, although spe-cial meetings may be called for such purposes as electing or removing Trust-ees, complying with a requirement of the Investment Company Act, or such other purposes as are set forth above. The Trust will facilitate unitholder communi-cation as required and in the manner prescribed by Section 16(c) of the In-vestment Company Act.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS TRUST
ILA SERVICE UNITS

ILA CLASS B UNITS
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-526-7384

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Unitholder and Portfolio Expenses..........................................   2
Financial Highlights.......................................................   3
An Introduction to the Portfolios..........................................   6
Investment Policies........................................................   7
Description of Securities and Investment
 Techniques................................................................   8
Investment Limitations.....................................................  12
Management.................................................................  14
Additional Services........................................................  15
 Service Plan..............................................................  15
 Distribution and Authorized Dealer
  Service Plans............................................................  16
 Alternative Purchase Arrangements.........................................  16
Reports to Unitholders.....................................................  20
Distributions and Taxes....................................................  21
Automatic Exchange Program.................................................  22
Exchanges..................................................................  23
Redemption of Units........................................................  24
Net Asset Value............................................................  26
Yield Information..........................................................  27
Organization and Units of the Portfolios...................................  27


ILA-RET-MMT6K/596

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                           GOLDMAN SACHS TRUST

                  GOLDMAN SACHS-- INSTITUTIONAL LIQUID ASSETS

                          PRIME OBLIGATIONS PORTFOLIO
                       TAX-EXEMPT DIVERSIFIED PORTFOLIO

                                  -----------

                                  PROSPECTUS

                                  -----------

                               ILA SERVICE UNITS

                            ILA CLASS B UNITS

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                                  FST SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST shares of bene-ficial interest ("FST Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's in-vestment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).


  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.... Goldman Sachs Mutual Funds--Toll Free:  800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Shares. It should be read and retained for future reference. If you would like more detailed information, the Statement of Addi-tional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Ex-change Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT IN-SURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                     SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                              FST SHARES (NOTE 2)

                                             FINANCIAL                                              FINANCIAL FINANCIAL
                        FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                         SQUARE     SQUARE     MONEY     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                          PRIME      MONEY    MARKET    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                       OBLIGATIONS  MARKET     PLUS    OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                          FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                       ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
 Maximum Sales Charge
 Imposed on Purchases.    None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......    None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........    None       None      None       None        None        None      None      None      None
 Exchange Fee.........    None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES
 (as a percentage of
  average daily net
  assets)
 Management Fees (Note
  3) (after
  adjustments)........    0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  (after expense
  limitations)
  (Note 3)............    0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                          ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING EX-
 PENSES (Note 3)......    0.18%      0.18%     0.18%      0.18%       0.18%       0.18%     0.18%     0.18%     0.18%
                          ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES

  You would pay the following expenses on a hypothetical $1,000 investment, as-suming a 5% annual return and redemption at the end of each time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
   Financial Square Prime Obligations Fund.....   $       $       $       $
   Financial Square Money Market Fund..........   $       $       $       $
   Financial Square Money Market Plus Fund.....   $       $
   Financial Square Treasury Obligations Fund..   $       $       $       $
   Financial Square Treasury Instruments Fund..   $       $
   Financial Square Government Fund............   $       $       $       $
   Financial Square Federal Fund...............   $       $
   Financial Square Tax-Free Money Market Fund.   $       $       $       $
   Financial Square Municipal Money Market
    Fund.......................................   $       $

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the var-ious costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for Financial Square Money Market Plus Fund, Financial Square Municipal Money Market Fund, Financial Square Fed-eral Fund and Financial Square Treasury Instruments Fund are based on es-timates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Funds are based on ac-tual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management."
(2) The information set forth in the foregoing table and example relates only to FST Shares of the Funds. The Funds also offer FST Preferred Shares, FST Administration Shares and FST Service Shares which are subject to differ-ent fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Informa-tion regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Shares of the Trust."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fee will not be imposed. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (exclud-ing fees payable to Service Organizations, as defined herein, taxes, in-terest and brokerage and litigation, indemnification and other extraordi-nary expenses), on an annualized basis, to .18% of such Fund's average daily net assets. The following table sets forth the expenses payable by each Fund not reflecting the reduction of fees otherwise payable and any expense limitations:

                                                                         TOTAL
                                                   MANAGEMENT  OTHER   OPERATING
                                                      FEES    EXPENSES EXPENSES
                                                   ---------- -------- ---------
   Financial Square Prime Obligations Fund........   0.205%        %         %
   Financial Square Money Market Fund.............   0.205%        %         %
   Financial Square Money Market Plus Fund........   0.205%        %         %
   Financial Square Treasury Obligations Fund.....   0.205%        %         %
   Financial Square Treasury Instruments Fund.....   0.205%        %         %
   Financial Square Government Fund...............   0.205%        %         %
   Financial Square Federal Fund..................   0.205%        %         %
   Financial Square Tax-Free Money Market Fund....   0.205%        %         %
   Financial Square Municipal Money Market Fund...   0.205%        %         %

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been
audited by       independent auditors, as indicated in their report incorpo-
rated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the finan-cial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations, Government, Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE FUNDS AND TAX-EXEMPT
  FUNDS: To maximize current income to the extent consistent with the preser-vation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special in-vestment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Ob-ligations and U.S. Government Securities (each as defined herein), respec-tively, the interest from which is generally exempt from state income taxa-tion. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or, to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                           SHORT-TERM
                                                 BANK                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                        US          US        OBLIGATIONS                 CORPORATIONS              RECEIVABLES-  GOVERNMENT
                     TREASURY   GOVERNMENT  (EXCLUDING BANK  COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
                    OBLIGATIONS SECURITIES COMMERCIAL PAPER)    PAPER       ENTITIES    AGREEMENTS   SECURITIES      (US$)
-----------------------------------------------------------------------------------------------------------------------------
  Prime                 [ ]         [ ]     [ ]              [ ]          [ ]               [ ]      [ ]
   Obligations                              US Banks                      US                         Rated
   Fund                                     Only                          Entities                   Only
                                                                          Only
-----------------------------------------------------------------------------------------------------------------------------
  Money Market          [ ]          [ ]    [ ]               [ ]            [ ]               [ ]      [ ]               [ ]
   Fund                                     Over 25% of      US and       US and                     Rated
                                            total assets     Foreign      Foreign                    Only
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Money Market
   Plus Fund            [ ]         [ ]     [ ]              [ ]          [ ]               [ ]          [ ]           [ ]
                                            Over 25% of      US and       US and
                                            total assets     Foreign      Foreign
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations          [ ]                                                                 [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund       [ ]         [ ]                                                     [ ]
-----------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments          [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Federal Fund          [ ]         [ ]                                                  [ ]
                                                                                         (Does
                                                                                         not
                                                                                         intend
                                                                                         to
                                                                                         invest)

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.




  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED     SUMMARY OF
MUNICIPALS      MUNICIPAL     QUALITY****   COMPANIES    SECURITIES   TAXATION*     MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May (but does
            At least 80% of    Second     Up to 10% of              Federal and    not currently
            net assets in      Tier       total assets              Taxable        intend to)
            Municipal                     in other                  State***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May invest up to
            At least 80% of    Second     Up to 10% of              Federal and    100% in AMT
            net assets in      Tier       total assets              Taxable        securities and
            Municipal                     in other                  State***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable        Under
                               Tier       Up to 10% of              Federal and    extraordinary
                                          total assets              generally      circumstances,
                                          in other                  exempt from    may hold cash,
                                          investment                state taxation U.S. Government
                                          companies                                Securities
                                                                                   subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Securities interest in many states.

  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** A Fund holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and certain U.S. Government Securities (including U.S. Treasury Obliga-tions), respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, au-thorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as sub-stantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, tempo-rarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse develop-ments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in inter-pretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, in-creased competition from other types of financial institutions, increased ac-quisition activity, geographic expansion and, during the late 1980's, an in-creased number of bank failures. Banks may be particularly susceptible to cer-tain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose cor-porations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized coun-tries that maintain a short-term foreign currency rating in the highest short-term rating categories by at least 2 NRSROs, or if unrated, deemed to be equivalent by the Trustees. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the maturity of a variable or floating rate Mu-nicipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers. A repurchase agreement is an agree-ment under which a Fund purchases securities and the seller agrees to repur-chase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluat-ing whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In ad-dition, each Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets, as permitted by applicable law in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis in-volve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold in-creases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it ap-propriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's as-sets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Fund and Tax-Exempt Fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one is-suer (except U.S. Government Securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Funds investment in conduit securities (Municipal Securities pro-viding for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). The foregoing operating policies are more restrictive than the funda-mental policy set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or
distributor for approximately $   billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Fund may enter into principal trans-actions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Management Agreements, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                      COMBINED ADVISORY AND
                                         ADMINISTRATIVE
                                          RATE PAID FOR
                                           FISCAL YEAR
                          ANNUAL RATE    ENDED 12/31/96
                          ----------- ---------------------
Financial Square Prime
 Obligations Fund.......     .205%             .17%
Financial Square Money
 Market Fund............     .205%             .17%
Financial Square Trea-
 sury Obligations Fund..     .205%             .17%
Financial Square Trea-
 sury Instruments Fund..     .205%             .17%
Financial Square Tax
 Free Money Market Fund.     .205%             .17%
Financial Square Govern-
 ment Fund..............     .205%             N/A%
Financial Square Federal
 Fund...................     .205%             N/A%
Financial Square Munici-
 pal Money Market Fund..     .205%             N/A%
Financial Square Money
 Market Plus Fund.......     .205%             N/A%

  The difference, if any, between the stated advisory fee and the actual fees paid by the Funds reflects the fact that GSAM did not charge the full amount of advisory fees to which it would have been entitled. The combined rate paid for the fiscal year ended December 31, 1996 includes .04% and .13% paid pursu-ant to separate advisory and administration agreements.

  GSAM has agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.18% of the Fund's average daily net assets. Such re-ductions or limits are calculated monthly on a cumulative basis. GSAM has no current intention to but may discontinue or modify any of such reductions or limitations at its discretion.


THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund in-tends to continue to qualify for such treatment under Subchapter M of the In-ternal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by Tax-Free Fund and Municipal Fund, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government and Treasury Ob-ligations Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government and Treasury Obligations Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, each Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days any Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In ad-dition to the above, each Fund may from time to time advertise its performance relative to certain rankings or indices. The yield of a Fund refers to the in-come generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield, effective yield or tax-equivalent yield may be in any fu-ture period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust and were reorganized into the Trust as of May 1, 1997. The Trustees of the Trust have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or re-classify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive, subscription or con-version rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, com-municate with other shareholders in connection with requiring a special meet-ing of shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              PURCHASE OF SHARES

  FST Shares of a Fund may be purchased on any Business Day at the net asset value next determined after receipt of a purchase order in the manner set forth below, and provided that The Northern Trust Company ("Northern"), Chica-go, Illinois, the sub-custodian for State Street Bank and Trust Company ("State Street"), receives the purchase price in Federal Funds on the same Business Day. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to Northern.

  Purchases of FST Shares may also be made by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Atten-tion: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be con-verted to Federal Funds within two Business Days after receipt. FST Shares purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase price in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  FST Shares of each Fund are deemed to have been purchased when an order be-comes effective and are entitled to dividends on FST Shares purchased as fol-lows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED BY GOLDMAN SACHS   DIVIDENDS BEGIN
   -------------------------------------   ---------------
   (1) In the case of Taxable Funds (except for Government
            and Treasury Obligations Funds)
   By:3:00 p.m.--N.Y. time                 Same Business Day
----------------------------------------------------------------
   After:3:00 p.m.--N.Y. time              Next Business Day
----------------------------------------------------------------


   (2) In the case of the Government and
         Treasury Obligations Funds

   By:5:00 p.m.--N.Y. time     Same Business Day
----------------------------------------------------
   After:5:00 p.m.--N.Y. time  Next Business Day
----------------------------------------------------


   (3) In the case of Municipal Fund
   By:1:00 p.m.- N.Y. time            Same Business Day
-------------------------------------------------------
   After:1:00 p.m.- N.Y. time         Next Business Day
-------------------------------------------------------

      IF ORDER IS RECEIVED BY GOLDMAN SACHS   DIVIDENDS BEGIN
      -------------------------------------   ---------------
      (4) In the case of Tax-Free Fund
      By:2:00 p.m.- N.Y. time                 Same Business Day
---------------------------------------------------------------
      After:2:00 p.m.- N.Y. time              Next Business Day
---------------------------------------------------------------

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Shares of the Funds are purchased at the net asset value per share with-out the imposition of a sales charge. However, banks, trust companies or other institutions through which investors acquire FST Shares may impose charges in connection with transactions in such Shares.

  Goldman Sachs, as each Fund's transfer agent, will maintain a complete rec-ord of transactions and FST Shares held in each shareholder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

INITIAL PURCHASES

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. Before or immediately after placing an initial purchase order, investors should complete and send to Goldman Sachs the Account Infor-mation Form included at the end of this Prospectus.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Shares should be accompanied by information identifying the account and the Fund in which FST Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  FST Shareholders of each Fund will receive an annual report containing au-dited financial statements and a semiannual report. Each FST Shareholder will also be furnished with an individual monthly statement. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by a Fund are also reflected in regular statements issued by Goldman Sachs. A year-to-date statement for any account will be provided upon request made to Goldman Sachs. FST Shareholders with in-quiries regarding a Fund may call Goldman Sachs at 800-621-2550 (8:00 a.m. to 6:30 p.m. New York time) or write Goldman Sachs at the address shown under "The Distributor and Transfer Agent."

SUB-ACCOUNTING SERVICES

  The Trust has designed special procedures to assist banks and other institu-tional investors desiring to establish multiple accounts (master accounts and their sub-accounts). Sub-accounts may be established with registration by name and/or number. Institutions will not normally be charged for this service un-less otherwise agreed upon. Upon request, master accounts will be provided with a monthly summary report which sets forth in order by account number (or name) the share balance at month end and the monthly income together with the total share balance and monthly income for the master account.

  To assist banks and other institutional investors performing their own sub-accounting, each Fund's daily income per share, calculated to nine decimal places, and its annualized yield are normally available by 4:00 p.m. New York time for each Fund other than Government Fund and Treasury Obligations Fund and as of 5:00 p.m. New York time for Government Fund and Treasury Obligations Fund each day.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than Govern-ment Fund and Treasury Obligations Fund and as of 5:00 p.m. New York time for Government Fund and Treasury Obligations Fund) as a dividend and distributed to FST Shareholders monthly. Distributions will be made in additional FST Shares of the same Fund or, at the election of FST Shareholders, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Divi-dends will be reinvested as of the last calendar day of each month. Cash dis-tributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distribu-tions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid exces-sive fluctuations in the amount of monthly capital gains distributions, a por-tion of any net capital gains realized on the disposition of securities during the months of November and December may be distributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations Fund is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued interest or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, including a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Shares of each Fund may be exchanged for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  FST Shareholders may redeem FST Shares of a Fund without charge upon request on any Business Day at the net asset value next determined after receipt of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. The letter of instruction must specify the number of FST Shares of the particular Fund to be redeemed, the account number, payment instructions and the exact registration on the account. Signa-tures must be guaranteed in accordance with the procedures set forth below, if the proceeds are to be paid to other than pre-established instructions on file with the Fund. It may be difficult to implement redemptions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs. The payment of redemption proceeds for FST Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the bank account designated on the FST Shareholder's Account Information Form.

-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                     DIVIDENDS
---------------------------       -------------------                ---------
(1) In the case of Taxable Funds (except for Government and Treasury Obligations Funds)
By:3:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:3:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
(2) In the case of the Government and Treasury Obligations Funds
By:5:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:5:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

REDEMPTION REQUEST RECEIVED       REDEMPTION PROCEEDS
     BY GOLDMAN SACHS                 ORDINARILY                     DIVIDENDS
---------------------------       -------------------                ---------
(3) In the case of Tax-Free Fund
By:1:00 p.m.--N.Y. time      Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:1:00 p.m.--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
(4) In the case of the Municipal Fund
By:12:00 noon--N.Y. time     Wired Same Business Day       Not earned on Day request is
                                                           received
---------------------------------------------------------------------------------------
After:12:00 noon--N.Y.
 time                        Wired Next Business Day       Earned on Day request is
                                                           received
---------------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the bank account designated in the Account In-formation Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after receipt of a properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been initiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any further responsibility for the performance of intermediaries or the FST Shareholder's bank in the transfer process. If a problem with such performance arises, the FST Shareholder should deal directly with such inter-mediaries or bank.

  An FST Shareholder may change the bank designated to receive redemption pro-ceeds by providing a written notice to Goldman Sachs which has been signed by the FST Shareholder or its authorized representative. This signature must be guaranteed by a bank, a securities broker or dealer, a credit union having au-thority to issue signature guarantees, a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association, a national securities exchange, a registered securities associa-tion or a clearing agency, provided that such institution satisfies the stan-dards established by Goldman Sachs. Goldman Sachs may also require additional documentation in connection with a request to change the designated bank.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain a FST Shareholder. A Fund may redeem all of the FST Shares of any FST Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such shareholders whose FST Shares are being redeemed to al-low them to purchase sufficient additional FST Shares of the Fund to avoid such redemption.

                               ----------------

                                   APPENDIX

                   GUIDELINES FOR CERTIFICATION OF TAXPAYER
               IDENTIFICATION NUMBER ON ACCOUNT INFORMATION FORM

  You are required by law to provide the Fund with your correct Social Secu-rity or other Taxpayer Identification Number (TIN), regardless of whether you file tax returns. Failure to do so may subject you to penalties. Failure to provide your correct TIN and to sign your name in the Certification section of the Account Information Form could result in withholding of 31% by the Fund for the Federal backup withholding tax on distributions, redemptions, ex-changes and other payments relating to your account.

  Any tax withheld may be credited against taxes owed on your federal income tax return.

  If you do not have a TIN, you should apply for one immediately by contacting your local office of the Social Security Administration or the Internal Reve-nue Service (IRS). Backup withholding could apply to payments relating to your account prior to the Fund's receipt of your TIN.

  Special rules apply for certain entities. For example, for an account estab-lished under a Uniform Gifts or Transfers to Minors Act, the TIN of the minor should be furnished.

  If you have been notified by the IRS that you are subject to backup with-holding because you failed to report all your interest and/or dividend income on your tax return and you have not been notified by the IRS that such with-holding should cease, you must cross out item (2) in the Certification section of the Account Information Form.

  If you are an exempt recipient, you should furnish your TIN and certify your exemption by signing the Certification section and writing "exempt" after your signature. Exempt recipients include: corporations, tax-exempt pension plans and IRA's, governmental agencies, financial institutions, registered securi-ties and commodities dealers and others.

  If you are a nonresident alien or foreign entity, you must provide a com-pleted Form W-8 to the Fund in order to avoid backup withholding on certain payments. Other payments to you may be subject to nonresident alien withhold-ing of up to 30%.

  For further information regarding backup and nonresident alien withholding, see Sections 3406, 1441 and 1442 of the Internal Revenue Code and consult your tax adviser.

              GOLDMAN SACHS FUNDS--ACCOUNT INFORMATION FORM
This Account Information Form Should be Forwarded Promptly to Goldman, Sachs &
                                      Co.
                No Redemption Can be Made Prior to Its Receipt

                                                   Master No. _________________
Send to: Goldman Sachs Funds
      4900 Sears Tower                                   Fund Use Only
      Chicago, IL 60606
      1-800-621-2550                               Date: ______________________


FINANCIAL SQUARE FUNDS
[_]Financial Square Prime Obligations [_]Goldman Sachs - Adjustable Rate
   Fund                                  Government Fund
[_]Financial Square Money Market Fund
                                      [_]Goldman Sachs - Short Duration
                                         Government Fund
[_]Financial Square Money Market Plus
   Fund                               [_]Goldman Sachs - Short Duration Tax-Free
                                         Fund
[_]Financial Square Treasury
   Obligations Fund                   [_]Goldman Sachs - Core Fixed Income Fund

                                      [_]Goldman Sachs Global Income Fund
[_]Financial Square Treasury
   Instruments Fund                   [_]Other Goldman Sachs Funds
[_]Financial Square Government Fund

                                       Fill in Fund(s): __________________
[_]Financial Square Federal Fund
[_]Financial Square Tax-Free Money
   Market Fund
[_]Financial Square Municipal Money
   Market Fund
[_]Other
Fill in Fund(s): __________________

A. ACCOUNT RECORD
-------------------------------------------------------------------------------
                                        ---------------------------------------

                                        Telephone Number
---------------------------------------
Name of Account                         U.S. Citizen or
                                        Resident? Yes [_]No [_]

---------------------------------------
Street or P.O. Box                      If no is checked, fill in country of
                                        tax residence:

---------------------------------------
City             State              Zip ---------------------------------------

---------------------------------------

Attention
B. DIVIDENDS AND DISTRIBUTIONS--Check appropriate box (see "Dividends" in Pro-spectus)
-------------------------------------------------------------------------------
Dividends (including net short-term          [_] Cash  [_] Shares
capital gains)

Net Long-Term Capital Gains Distributions    [_] Cash  [_] Shares


Dividends and capital gains
 reinvested in another fund in the
 Goldman Sachs Funds (see
 Prospectus for more information)                      [_] Shares

Fill in Fund: __________________________
(If no box is checked, dividends and capital gains distributions will be rein-vested in the account.)

C. SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER CERTIFICA-
TION
-------------------------------------------------------------------------------
Taxpayer Identification Number: __________________
Under penalties of perjury, I certify that (1) The number shown on this form is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because I am exempt from backup withholding or I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. See the "Guidelines for Certifica-tion of Taxpayer Identification Number on Account Information Form," contained in the Appendix to the accompanying Prospectus.

     -------------------------------    ---------------------------------------
SIGN HERE
     Signature                          Name (print) and Title (if any)


     -------------------------------    ---------------------------------------
     Date

D. OPTIONAL TELEPHONE EXCHANGE (see "Exchange Privilege" in Prospectus)
-------------------------------------------------------------------------------

[_]Goldman, Sachs & Co. is hereby authorized to accept and act upon telephone instructions from the undersigned or any other person for the exchange of shares of the Fund into any fund described in the accompanying Prospectus. The undersigned understands and agrees that neither the applicable Fund nor Goldman, Sachs & Co. will be liable for any loss, expense, or cost arising out of any telephone request.

E. REDEMPTION PLANS--Check one box only (see "Redemption of Shares" in Pro-spectus)
-------------------------------------------------------------------------------
[_]I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions WITHOUT SIGNATURE GUARANTEE, from any person for the redemption of shares for the above account provided that the proceeds are transmitted to the following bank account(s) only. I understand any changes to the fol-lowing information must be made in writing to GOLDMAN, SACHS & CO., must contain the appropriate number of signatures listed below and all signatures MUST BE SIGNATURE GUARANTEED. Absent its own gross negligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemp-tions or for payments made to any unauthorized account.
                                                         Continued on next page

[_]I have furnished GOLDMAN, SACHS & CO., WITH A SIGNATURE GUARANTEE (See sec-tion F). I authorize GOLDMAN, SACHS & CO. to honor telephone, telegraphic, or other instructions from any person for the redemption of shares for the above account provided that the proceeds are transmitted to the following bank ac-count(s) only. Any changes to the following information must be made in writ-ing to GOLDMAN, SACHS & CO., (but without signature guarantee) and contain the appropriate number of signatures listed below. Absent its own gross neg-ligence, neither the applicable Fund nor GOLDMAN, SACHS & CO. shall be liable for such redemptions or fee payments made to any unauthorized account.

Additional documentation may be required for certain accounts
Please complete the following bank account information and place a line through the unused portion.
Additional instructions may be added on separate pages, if necessary.

Number of Bank Account Destinations completed in Section E of this form: [_]

1) ___________________________________  3) _____________________________________
   Bank Name           Bank Routing No.    Bank Name            Bank Routing No.


 ------------------------------------   ----------------------------------------
 Street Address                         Street Address


 ------------------------------------   ----------------------------------------
 City         State             Zip      City           State               Zip


 ------------------------------------   ----------------------------------------
 Account Name             Account No.    Account Name               Account No.


2) ___________________________________  4) _____________________________________
   Bank Name          Bank Routing No.     Bank Name           Bank Routing No.


 ------------------------------------   ----------------------------------------
 Street Address                         Street Address


 ------------------------------------   ----------------------------------------
 City        State              Zip      City         State             Zip


 ------------------------------------   ----------------------------------------
 Account Name            Account No.     Account Name             Account No.

[_] Special Draft (Transfer Agent to Supply)[_] By Mail

F. SIGNATURE AUTHORIZATION
--------------------------------------------------------------------------------

By the execution of this Account Information Form, the undersigned represents and warrants that it has full right power and authority to make the investment applied for pursuant to this application and is acting for itself or in some fiduciary capacity in making such investment.THE UNDERSIGNED UNDERSTANDS THAT NON-MONEY MARKET FUNDS DO NOT MAINTAIN A CONSTANT NET ASSET VALUE AND FURTHER THAT A CONSTANT NET ASSET VALUE IN MONEY MARKET FUNDS IS NOT GUARANTEED. AS A RESULT THE UNDERSIGNED MAY EXPERIENCE A LOSS OF PRINCIPAL ON ITS INVESTMENT. The undersigned affirms that it has received a current prospectus for the Funds and has reviewed the same.

Number of Signatures required to make changes to this form. [_]


           -------------------------     ------------------------------------
SIGN HERE  Signature                     Name (print) and Title (if any)


           -------------------------     ------------------------------------
           Date

           -------------------------     ------------------------------------
           Signature                     Name (print) and Title (if any)


           -------------------------     ------------------------------------
           Date

           --------------------------    ------------------------------------
           Signature                     Name (print) and Title (if any)


          --------------------------     ------------------------------------
          Date

G. SIGNATURE GUARANTEE
--------------------------------------------------------------------------------

----------------------------------  Affix Guarantee Stamp Here
Signature Guaranteed By

----------------------------------
Authorized Signature

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................
Financial Highlights.......................................................
An Introduction to the Funds...............................................
Investment Policies........................................................
Description of Securities and Investment Techniques........................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Shares of the Trust.......................................
Purchase of Shares.........................................................
Reports to Shareholders....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Shares.......................................................
Appendix................................................................... A-1
Account Information Form



FST-IFS-MMT15K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                                  FST SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                           FST ADMINISTRATION SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Administration shares of beneficial interest ("FST Administration Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).


  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION.................
                             Goldman Sachs Mutual Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Administration Shares. It should be read and re-tained for future reference. If you would like more detailed information, the Statement of Additional Information dated May 1, 1997, as amended or supple-mented from time to time, is available upon request without charge from Serv-ice Organizations, as defined herein, or by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Ex-change Commission. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST ADMINISTRATION SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                      FST ADMINISTRATION SHARES (NOTE 2)

                                             FINANCIAL                                              FINANCIAL FINANCIAL
                        FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                         SQUARE     SQUARE     MONEY     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                          PRIME      MONEY    MARKET    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                       OBLIGATIONS  MARKET     PLUS    OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                          FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                       ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
  Maximum Sales Charge
   Imposed on
   Purchases..........    None       None      None       None        None        None      None      None      None
  Sales Charge Imposed
   on Reinvested
   Distributions......    None       None      None       None        None        None      None      None      None
  Deferred Sales Load
   Imposed on
   Redemptions........    None       None      None       None        None        None      None      None      None
  Exchange Fee........    None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES
 (as a percentage of
 average daily
 net assets)
  Management Fees
   (Note 3) (after
   adjustments) ......    0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
  Other Expenses
    Administration
     Fees (Note 4)....    0.25%      0.25%     0.25%      0.25%       0.25%       0.25%     0.25%     0.25%     0.25%
    Other Expenses
     (after expense
     limitations)
     (Note 3).........    0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                          ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES
 (Note 3).............    0.43%      0.43%     0.43%      0.43%       0.43%       0.43%     0.43%     0.43%     0.43%
                          ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $       $       $       $
     Financial Square Money Market Fund........  $       $       $       $
     Financial Square Money Market Plus Fund...  $       $       N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $       $       $       $
     Financial Square Treasury Instruments
      Fund.....................................  $       $       N/A     N/A
     Financial Square Government Fund..........  $       $       $       $
     Financial Square Federal Fund.............  $       $       N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $       $       $       $
     Financial Square Municipal Money Market
      Fund.....................................  $       $       N/A     N/A

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the var-ious costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for Financial Square Money Market Plus Fund, Financial Square Municipal Money Market Fund, Financial Square Fed-eral Fund and Financial Square Treasury Instruments Fund are based on es-timates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Funds are based on ac-tual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management."

(2) The information set forth in the foregoing table and example relates only to FST Administration Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Service Shares which are subject to different fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Information regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Shares of the Trust."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fee will not be imposed. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (exclud-ing fees payable to Service Organizations, as defined herein, taxes, in-terest and brokerage and litigation, indemnification and other extraordi-nary expenses), on an annualized basis, to .18% of such Fund's average daily net assets. The following table sets forth the expenses payable by each Fund not reflecting the reduction of fees otherwise payable and any expense limitations:

                                                                         TOTAL
                                    MANAGEMENT ADMINISTRATIVE  OTHER   OPERATING
                                       FEES         FEES      EXPENSES EXPENSES
                                    ---------- -------------- -------- ---------
     Financial Square Prime Obli-
      gations Fund................    0.205%       0.25%          %         %
     Financial Square Money Market
      Fund........................    0.205%       0.25%          %         %
     Financial Square Money Market
      Plus Fund...................    0.205%       0.25%          %         %
     Financial Square Treasury Ob-
      ligations Fund..............    0.205%       0.25%          %         %
     Financial Square Treasury In-
      struments Fund..............    0.205%       0.25%          %         %
     Financial Square Government
      Fund........................    0.205%       0.25%          %         %
     Financial Square Federal
      Fund........................    0.205%       0.25%          %         %
     Financial Square Tax-Free
      Money Market Fund...........    0.205%       0.25%          %         %
     Financial Square Municipal
      Money Market Fund...........    0.205%       0.25%          %         %

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been
audited by       independent auditors, as indicated in their report incorpo-
rated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the finan-cial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations, Government, Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE FUNDS AND TAX-EXEMPT
  FUNDS: To maximize current income to the extent consistent with the preser-vation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special in-vestment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Ob-ligations and U.S. Government Securities (each as defined herein), respec-tively, the interest from which is generally exempt from state income taxa-tion. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or, to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                           SHORT-TERM
                                                 BANK                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                        US          US        OBLIGATIONS                 CORPORATIONS              RECEIVABLES-  GOVERNMENT
                     TREASURY   GOVERNMENT  (EXCLUDING BANK  COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
                    OBLIGATIONS SECURITIES COMMERCIAL PAPER)    PAPER       ENTITIES    AGREEMENTS   SECURITIES      (US$)
-----------------------------------------------------------------------------------------------------------------------------
  Prime                 [ ]         [ ]     [ ]              [ ]          [ ]               [ ]      [ ]
   Obligations                              US Banks                      US                         Rated
   Fund                                     Only                          Entities                   Only
                                                                          Only
-----------------------------------------------------------------------------------------------------------------------------
  Money Market          [ ]          [ ]    [ ]               [ ]            [ ]               [ ]      [ ]               [ ]
   Fund                                     Over 25% of      US and       US and                     Rated
                                            total assets     Foreign      Foreign                    Only
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Money Market
   Plus Fund            [ ]         [ ]     [ ]              [ ]          [ ]               [ ]          [ ]           [ ]
                                            Over 25% of      US and       US and
                                            total assets     Foreign      Foreign
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations          [ ]                                                                 [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund       [ ]         [ ]                                                     [ ]
-----------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments          [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Federal Fund          [ ]         [ ]                                                  [ ]
                                                                                         (Does
                                                                                         not
                                                                                         intend
                                                                                         to
                                                                                         invest)

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.




  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED     SUMMARY OF
MUNICIPALS      MUNICIPAL     QUALITY****   COMPANIES    SECURITIES   TAXATION*     MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May (but does
            At least 80% of    Second     Up to 10% of              Federal and    not currently
            net assets in      Tier       total assets              Taxable        intend to)
            Municipal                     in other                  State***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May invest up to
            At least 80% of    Second     Up to 10% of              Federal and    100% in AMT
            net assets in      Tier       total assets              Taxable        securities and
            Municipal                     in other                  State***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable        Under
                               Tier       Up to 10% of              Federal and    extraordinary
                                          total assets              generally      circumstances,
                                          in other                  exempt from    may hold cash,
                                          investment                state taxation U.S. Government
                                          companies                                Securities
                                                                                   subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Securities interest in many states.

  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** A Fund holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and certain U.S. Government Securities (including U.S. Treasury Obliga-tions), respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, au-thorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as sub-stantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, tempo-rarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse develop-ments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in inter-pretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, in-creased competition from other types of financial institutions, increased ac-quisition activity, geographic expansion and, during the late 1980's, an in-creased number of bank failures. Banks may be particularly susceptible to cer-tain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose cor-porations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized coun-tries that maintain a short-term foreign currency rating in the highest short-term rating categories by at least 2 NRSROs, or if unrated, deemed to be equivalent by the Trustees. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the maturity of a variable or floating rate Mu-nicipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers. A repurchase agreement is an agree-ment under which a Fund purchases securities and the seller agrees to repur-chase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluat-ing whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In ad-dition, each Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets, as permitted by applicable law in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis in-volve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold in-creases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it ap-propriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's as-sets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Fund and Tax-Exempt Fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one is-suer (except U.S. Government Securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Funds investment in conduit securities (Municipal Securities pro-viding for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). The foregoing operating policies are more restrictive than the funda-mental policy set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or
distributor for approximately $   billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Fund may enter into principal trans-actions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Management Agreements, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                      COMBINED ADVISORY AND
                                         ADMINISTRATIVE
                                          RATE PAID FOR
                                           FISCAL YEAR
                          ANNUAL RATE    ENDED 12/31/96
                          ----------- ---------------------
Financial Square Prime
 Obligations Fund.......     .205%             .17%
Financial Square Money
 Market Fund............     .205%             .17%
Financial Square Trea-
 sury Obligations Fund..     .205%             .17%
Financial Square Trea-
 sury Instruments Fund..     .205%             .17%
Financial Square Tax
 Free Money Market Fund.     .205%             .17%
Financial Square Govern-
 ment Fund..............     .205%             N/A%
Financial Square Federal
 Fund...................     .205%             N/A%
Financial Square Munici-
 pal Money Market Fund..     .205%             N/A%
Financial Square Money
 Market Plus Fund.......     .205%             N/A%

  The difference, if any, between the stated advisory fee and the actual fees paid by the Funds reflects the fact that GSAM did not charge the full amount of advisory fees to which it would have been entitled. The combined rate paid for the fiscal year ended December 31, 1996 includes .04% and .13% paid pursu-ant to separate advisory and administration agreements.

  GSAM has agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.18% of the Fund's average daily net assets. Such re-ductions or limits are calculated monthly on a cumulative basis. GSAM has no current intention to but may discontinue or modify any of such reductions or limitations at its discretion.


THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund in-tends to continue to qualify for such treatment under Subchapter M of the In-ternal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by Tax-Free Fund and Municipal Fund, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government and Treasury Ob-ligations Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government and Treasury Obligations Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, each Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days any Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In ad-dition to the above, each Fund may from time to time advertise its performance relative to certain rankings or indices. The yield of a Fund refers to the in-come generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield, effective yield or tax-equivalent yield may be in any fu-ture period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust and were reorganized into the Trust as of May 1, 1997. The Trustees of the Trust have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or re-classify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive, subscription or con-version rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, com-municate with other shareholders in connection with requiring a special meet-ing of shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted an Administration Plan with respect to the FST Admin-istration Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are benefi-cial owners of such Shares ("Service Organizations"). Each Fund will enter into agreements with Service Organizations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). The Service Agree-ments will provide for compensation to the Service Organization in an amount up to .25% (on an annualized basis) of the average daily net asset value of the FST Administration Shares of that Fund attributable to or held in the name of the Service Organization for its customers. The services provided by a Service Organization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase and redeem FST Administration Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of the Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Govern-ment Fund, and Tax-Free Fund, paid Service Organizations fees at the annual rate of .25% of each Fund's average daily net assets attributable to FST Ad-ministration Shares.

  Holders of FST Administration Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Administration Shares in connection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Administration Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Administration Shares will be Service Organizations or their nominees, which may purchase FST Administra-tion Shares of the Funds through Goldman Sachs. Customers of Service Organiza-tions may invest in such shares only through their Service Organizations.

  As set forth below, FST Administration Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Federal Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention:
Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Administration Shares may also be made by a Service Organi-zation by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that Federal Reserve drafts will ordinarily be converted to

Federal Funds on the day of receipt and that checks will be converted to Fed-eral Funds within two Business Days after receipt. FST Administration Shares purchased by check may not be redeemed until the check has cleared, as de-scribed under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase price in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  FST Administration Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Adminis-tration Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A SERVICE
   ORGANIZATION BY GOLDMAN SACHS                       DIVIDENDS BEGIN
   -----------------------------------                 ---------------
          (1) In the case of Taxable Funds (except
            for Government and Treasury Obligations
            Funds)
   By:    3:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 3:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------
          (2) In the case of Government and Treasury
          Obligations Funds
   By:    5:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 5:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------
          (3) In the case of Municipal Fund
   By:    1:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 1:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------
          (4) In the case of Tax-Free Fund
   By:    2:00 p.m.--N.Y. time                         Same Business Day
------------------------------------------------------------------------
   After: 2:00 p.m.--N.Y. time                         Next Business Day
------------------------------------------------------------------------

   The Service Organizations are responsible for timely transmittal of pur-chase orders to Goldman Sachs and Federal Funds to Northern. In order to fa-cilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Administration Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Admin-istration Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Administration Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Admin-istration Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Administration Shares should be accompanied by information identifying the account in which FST Administration Shares are to be purchased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Administration Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for providing similar services to their own customers who are the beneficial own-ers of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than Govern-ment Fund and Treasury Obligations Fund and as of 5:00 p.m. New York time for Government Fund and Treasury Obligations Fund) as a dividend and distributed to Service Organizations monthly. Distributions will be made in additional FST Administration Shares of the same Fund or, at the election of a Service Organ-ization, in cash. The election to reinvest dividends and distributions or re-ceive them in cash may be changed by a Service Organization at any time upon written notice to Goldman

Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be reflected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains realized on the dispo-sition of securities during the months of November and December may be dis-tributed during the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations Fund is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Administration Shares of each Fund may be exchanged by Service Organiza-tions for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is be-ing made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unautho-rized or fraudulent exchange requests by telephone, Goldman Sachs employs rea-sonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Administration Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It may be difficult to implement redemp-tions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implement-ed, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Administration Shares recently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Administration Shares.

-------------------------------------------------------------------------------

     REDEMPTION REQUEST
        RECEIVED FROM                REDEMPTION
    SERVICE ORGANIZATION              PROCEEDS
      BY GOLDMAN SACHS               ORDINARILY                DIVIDENDS
    --------------------             ----------                ---------
 (1) In the case of Taxable Funds (except for Government and Treasury Obliga-
  tions Funds)
 By:3:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:3:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (2) In the case of the Government and Treasury Obligations Funds
 By:5:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:5:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (3) In the case of Tax-Free Fund
 By:1:00 p.m.--N.Y. time      Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:1:00 p.m.--N.Y. time   Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 (4) In the case of the Municipal Fund
 By:12:00 noon--N.Y. time     Wired Same Business Day     Not earned on Day
                                                          request is received
-----------------------------------------------------------------------------
 After:12:00 noon--N.Y. time  Wired Next Business Day     Earned on Day
                                                          request is received
-----------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Adminis-tration Shareholder's Service Organization in the transfer process. If a prob-lem with such performance arises, the FST Administration Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain a FST Administration Shareholder. A Fund may redeem all of the FST Administration Shares of any FST Administration Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Administration Shares are being redeemed to allow them to purchase sufficient additional FST Administration Shares of the Fund to avoid such re-demption.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST ADMINISTRATION SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................
Financial Highlights.......................................................
An Introduction to the Funds...............................................
Investment Policies........................................................
Description of Securities and Investment Techniques........................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Shares of the Trust.......................................
Administration.............................................................
Purchase of Shares.........................................................
Reports to Shareholders....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Shares.......................................................



FST-1AD-MMT15K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                           FST ADMINISTRATION SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                              FST SERVICE SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Service shares of beneficial interest ("FST Service Shares") of the Funds. Goldman Sachs As-set Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.


  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).


  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION..... Goldman Sachs Mutual Funds--Toll Free: 800-621-2550


This Prospectus provides you with information about the Funds that you should know before investing in FST Service Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Orga-nizations, as defined herein, or by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commis-sion. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST SERVICE SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVEST-MENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is May 1, 1997

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                          FST SERVICE SHARES (NOTE 2)

                                              FINANCIAL                                              FINANCIAL FINANCIAL
                         FINANCIAL  FINANCIAL  SQUARE    FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                          SQUARE     SQUARE     MONEY     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                           PRIME      MONEY    MARKET    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                        OBLIGATIONS  MARKET     PLUS    OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                           FUND       FUND      FUND       FUND        FUND        FUND      FUND      FUND      FUND
                        ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER
 TRANSACTION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........     None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......     None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........     None       None      None       None        None        None      None      None      None
 Exchange Fee.........     None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES (as a
 percentage of average
 daily net assets)
 Management Fees
  (Note 3) (after
  adjustments) .......     0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
 Service Fees
  (Note 4)............     0.50%      0.50%     0.50%      0.50%       0.50%       0.50%     0.50%     0.50%     0.50%
 Other Expenses (after
  expense limitations)
  (Note 3)............     0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                           ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (Note 3)....     0.68%      0.68%     0.68%      0.68%       0.68%       0.68%     0.68%     0.68%     0.68%
                           ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $       $       $       $
     Financial Square Money Market Fund........  $       $       $       $
     Financial Square Money Market Plus Fund...  $       $       N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $       $       $       $
     Financial Square Treasury Instruments
      Fund.....................................  $       $       N/A     N/A
     Financial Square Government Fund..........  $       $       $       $
     Financial Square Federal Fund.............  $       $       N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $       $       $       $
     Financial Square Municipal Money Market
      Fund.....................................  $       $       N/A     N/A

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the var-ious costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for Financial Square Money Market Plus Fund, Financial Square Municipal Money Market Fund, Financial Square Fed-eral Fund and Financial Square Treasury Instruments Fund are based on es-timates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Funds are based on ac-tual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%. See "Management." Investors should be aware that, due to service fees, a long-term shareholder in a Fund may pay over time more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Deal-ers, Inc.
(2) The information set forth in the foregoing table and example relates only to FST Service Shares of the Funds. The Funds also offer FST Shares, FST Preferred Shares and FST Administration Shares which are subject to dif-ferent fees and expenses (which affect performance), have different mini-mum investment requirements and are entitled to different services. Infor-mation regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the front cover of this Prospectus. See "Organization and Shares of the Trust."

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fee will not be imposed. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (exclud-ing fees payable to Service Organizations, as defined herein, taxes, in-terest and brokerage and litigation, indemnification and other extraordi-nary expenses), on an annualized basis, to .18% of such Fund's average daily net assets. The following table sets forth the expenses payable by each Fund not reflecting the reduction of fees otherwise payable and any expense limitations:

                                                                         TOTAL
                                           MANAGEMENT SERVICE  OTHER   OPERATING
                                              FEES     FEES   EXPENSES EXPENSES
                                           ---------- ------- -------- ---------
   Financial Square Prime Obligations
    Fund.................................    0.205%    0.50%       %         %
   Financial Square Money Market Fund....    0.205%    0.50%       %         %
   Financial Square Money Market Plus
    Fund.................................    0.205%    0.50%       %         %
   Financial Square Treasury Obligations
    Fund.................................    0.205%    0.50%       %         %
   Financial Square Treasury Instruments
    Fund.................................    0.205%    0.50%       %         %
   Financial Square Government Fund......    0.205%    0.50%       %         %
   Financial Square Federal Fund.........    0.205%    0.50%       %         %
   Financial Square Tax-Free Money Market
    Fund.................................    0.205%    0.50%       %         %
   Financial Square Municipal Money Mar-
    ket Fund.............................    0.205%    0.50%       %         %

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connection with their customers' accounts. See "Additional Services." Such fees, if any, may affect the return such customers realize with respect to their investments.

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been
audited by       independent auditors, as indicated in their report incorpo-
rated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the finan-cial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations, Government, Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE FUNDS AND TAX-EXEMPT
  FUNDS: To maximize current income to the extent consistent with the preser-vation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special in-vestment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Ob-ligations and U.S. Government Securities (each as defined herein), respec-tively, the interest from which is generally exempt from state income taxa-tion. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or, to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                           SHORT-TERM
                                                 BANK                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                        US          US        OBLIGATIONS                 CORPORATIONS              RECEIVABLES-  GOVERNMENT
                     TREASURY   GOVERNMENT  (EXCLUDING BANK  COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
                    OBLIGATIONS SECURITIES COMMERCIAL PAPER)    PAPER       ENTITIES    AGREEMENTS   SECURITIES      (US$)
-----------------------------------------------------------------------------------------------------------------------------
  Prime                 [ ]         [ ]     [ ]              [ ]          [ ]               [ ]      [ ]
   Obligations                              US Banks                      US                         Rated
   Fund                                     Only                          Entities                   Only
                                                                          Only
-----------------------------------------------------------------------------------------------------------------------------
  Money Market          [ ]          [ ]    [ ]               [ ]            [ ]               [ ]      [ ]               [ ]
   Fund                                     Over 25% of      US and       US and                     Rated
                                            total assets     Foreign      Foreign                    Only
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Money Market
   Plus Fund            [ ]         [ ]     [ ]              [ ]          [ ]               [ ]          [ ]           [ ]
                                            Over 25% of      US and       US and
                                            total assets     Foreign      Foreign
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations          [ ]                                                                 [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund       [ ]         [ ]                                                     [ ]
-----------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments          [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Federal Fund          [ ]         [ ]                                                  [ ]
                                                                                         (Does
                                                                                         not
                                                                                         intend
                                                                                         to
                                                                                         invest)

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.




  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED     SUMMARY OF
MUNICIPALS      MUNICIPAL     QUALITY****   COMPANIES    SECURITIES   TAXATION*     MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May (but does
            At least 80% of    Second     Up to 10% of              Federal and    not currently
            net assets in      Tier       total assets              Taxable        intend to)
            Municipal                     in other                  State***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May invest up to
            At least 80% of    Second     Up to 10% of              Federal and    100% in AMT
            net assets in      Tier       total assets              Taxable        securities and
            Municipal                     in other                  State***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable        Under
                               Tier       Up to 10% of              Federal and    extraordinary
                                          total assets              generally      circumstances,
                                          in other                  exempt from    may hold cash,
                                          investment                state taxation U.S. Government
                                          companies                                Securities
                                                                                   subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Securities interest in many states.

  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** A Fund holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and certain U.S. Government Securities (including U.S. Treasury Obliga-tions), respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, au-thorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as sub-stantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, tempo-rarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse develop-ments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in inter-pretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, in-creased competition from other types of financial institutions, increased ac-quisition activity, geographic expansion and, during the late 1980's, an in-creased number of bank failures. Banks may be particularly susceptible to cer-tain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose cor-porations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized coun-tries that maintain a short-term foreign currency rating in the highest short-term rating categories by at least 2 NRSROs, or if unrated, deemed to be equivalent by the Trustees. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the maturity of a variable or floating rate Mu-nicipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers. A repurchase agreement is an agree-ment under which a Fund purchases securities and the seller agrees to repur-chase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluat-ing whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In ad-dition, each Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets, as permitted by applicable law in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis in-volve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold in-creases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it ap-propriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's as-sets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Fund and Tax-Exempt Fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one is-suer (except U.S. Government Securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Funds investment in conduit securities (Municipal Securities pro-viding for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). The foregoing operating policies are more restrictive than the funda-mental policy set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or
distributor for approximately $   billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Fund may enter into principal trans-actions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Management Agreements, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                      COMBINED ADVISORY AND
                                         ADMINISTRATIVE
                                          RATE PAID FOR
                                           FISCAL YEAR
                          ANNUAL RATE    ENDED 12/31/96
                          ----------- ---------------------
Financial Square Prime
 Obligations Fund.......     .205%             .17%
Financial Square Money
 Market Fund............     .205%             .17%
Financial Square Trea-
 sury Obligations Fund..     .205%             .17%
Financial Square Trea-
 sury Instruments Fund..     .205%             .17%
Financial Square Tax
 Free Money Market Fund.     .205%             .17%
Financial Square Govern-
 ment Fund..............     .205%             N/A%
Financial Square Federal
 Fund...................     .205%             N/A%
Financial Square Munici-
 pal Money Market Fund..     .205%             N/A%
Financial Square Money
 Market Plus Fund.......     .205%             N/A%

  The difference, if any, between the stated advisory fee and the actual fees paid by the Funds reflects the fact that GSAM did not charge the full amount of advisory fees to which it would have been entitled. The combined rate paid for the fiscal year ended December 31, 1996 includes .04% and .13% paid pursu-ant to separate advisory and administration agreements.

  GSAM has agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.18% of the Fund's average daily net assets. Such re-ductions or limits are calculated monthly on a cumulative basis. GSAM has no current intention to but may discontinue or modify any of such reductions or limitations at its discretion.


THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund in-tends to continue to qualify for such treatment under Subchapter M of the In-ternal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by Tax-Free Fund and Municipal Fund, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government and Treasury Ob-ligations Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government and Treasury Obligations Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, each Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days any Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In ad-dition to the above, each Fund may from time to time advertise its performance relative to certain rankings or indices. The yield of a Fund refers to the in-come generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield, effective yield or tax-equivalent yield may be in any fu-ture period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust and were reorganized into the Trust as of May 1, 1997. The Trustees of the Trust have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or re-classify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive, subscription or con-version rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, com-municate with other shareholders in connection with requiring a special meet-ing of shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                              ADDITIONAL SERVICES

  Each Fund has adopted a Service Plan with respect to the FST Service Shares which authorizes it to compensate certain institutions for providing account administration and personal and account maintenance services to their custom-ers who are beneficial owners of such Shares ("Service Organization"). Each Fund will enter into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). The Serv-ice Agreements will provide for compensation to the Service Organization in an amount up to .50% (on an annualized basis) of the average daily net asset value of the FST Service Shares of that Fund attributable to or held in the name of the Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed
 .25% of such average daily net assets. The services provided by a Service Or-ganization may include acting, directly or through an agent, as the sole shareholder of record, maintaining account records for its customers, and processing orders to purchase, redeem and exchange FST Service Shares of a Fund for its customers, responding to inquiries from prospective and existing shareholders and assisting customers with investment procedures.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government Fund and Tax-Free Fund paid Service Organizations fees at the annual rate of
 .50% of each Fund's average daily net assets attributable to FST Service
Shares.

  Holders of FST Service Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other ex-penses which are directly attributable to such Shares.

  Service Organizations (other than broker dealers) may charge other fees to their customers who are the beneficial owners of FST Service Shares in connec-tion with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Service Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Service Shares will be Service Organizations or their nominees, which may purchase FST Service Shares of the Funds through Goldman Sachs. Customers of Service Organizations may in-vest in such shares only through their Service Organizations.

  As set forth below, FST Service Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Service Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check (except that a third party check will not be accepted) payable only to the appropriate

Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Servic-es, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is ex-pected that Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Service Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemp-tion of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase price in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  FST Service Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Service Shares purchased as follows:

-------------------------------------------------------------------------------

   IF ORDER IS RECEIVED FROM A
   SERVICE
   ORGANIZATION BY GOLDMAN SACHS    DIVIDENDS BEGIN
   -----------------------------    ---------------
   (1) In the case of Taxable Funds (except for Government
   and Treasury Obligations Funds)
   By:3:00 p.m.--N.Y. time          Same Business Day
----------------------------------------------------------
   After:3:00 p.m.--N.Y. time       Next Business Day
----------------------------------------------------------

   (2) In the case of Government and Treasury Obligations
    Funds
   By:5:00 p.m.--N.Y. time                                 Same Business Day
----------------------------------------------------------------------------
   After:5:00 p.m.--N.Y. time                              Next Business Day
----------------------------------------------------------------------------

   (3) In the case of Municipal Fund
   By:1:00 p.m.--N.Y. time            Same Business Day
-------------------------------------------------------
   After:1:00 p.m.--N.Y. time         Next Business Day
-------------------------------------------------------

   (4) In the case of Tax-Free Fund
   By:2:00 p.m.--N.Y. time           Same Business Day
------------------------------------------------------
   After:2:00 p.m.--N.Y. time        Next Business Day
------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Service Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's trans-fer agent, will maintain a complete record of transactions and FST Service Shares of each Fund held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.


MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Service Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Or-ganization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Service Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Service Shares should be accompanied by infor-mation identifying the account in which FST Service Shares are to be pur-chased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Service Shares of each Fund, including Service Organizations who hold such Shares for the benefit of their customers. Upon request, a printed confirmation for each transaction will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for provid-ing similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than Govern-ment and Treasury Obligations Funds and as of 5:00 p.m. New York time for Gov-ernment and Treasury Obligations Funds) as a dividend and distributed to Serv-ice Organizations monthly. Distributions will be made in additional FST Serv-ice Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written notice to Goldman Sachs. If no election is made, all dividends and capital gain dis-tributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be re-flected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains real-ized on the disposition of securities during the months of November and December may be distributed dur-ing the subsequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations Fund is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Service Shares of each Fund may be exchanged by Service Organizations for shares of the corresponding class of any Fund or Portfolio of Goldman Sachs Trust at the net asset value next determined either by writing to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or, by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are registered in the Fund from which the exchange is be-ing made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unautho-rized or fraudulent exchange requests by telephone, Goldman Sachs employs rea-sonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genuine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Service Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It may be difficult to implement redemp-tions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, nei-ther the Trust nor Goldman Sachs will be responsible for the authenticity of redemption instructions received by telephone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege de-scribed in the Statement of Additional Information. Goldman Sachs reserves the right to redeem accounts with balances below $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Service Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Service Shares.

-------------------------------------------------------------------------------

   REDEMPTION REQUEST RECEIVED
    FROM SERVICE ORGANIZATION        REDEMPTION PROCEEDS
        BY GOLDMAN SACHS                 ORDINARILY                DIVIDENDS
   ---------------------------       -------------------           ---------
(1) In the case of the Taxable Funds (except for Government and Treasury Obliga-
 tions Funds)
By:3:00 p.m.--N.Y. time         Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:3:00 p.m.--N.Y. time      Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(2) In the case of the Government and Treasury Obligations
 Funds
By:5:00 p.m.--N.Y. time         Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:5:00 p.m.--N.Y. time      Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(3) In the case of Tax-Free Fund
By:1:00 p.m.--N.Y. time         Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:1:00 p.m.--N.Y. time      Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------
(4) In the case of the Municipal Fund
By:12:00 noon--N.Y. time        Wired Same Business Day       Not earned on Day
                                                              request is received
---------------------------------------------------------------------------------
After:12:00 noon--N.Y. time     Wired Next Business Day       Earned on Day
                                                              request is received
---------------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Service Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Service Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain a FST Service Shareholder. A Fund may redeem all of the FST Service Shares of any FST Service Shareholder whose account in that Fund has a net as-set value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Service Shares are being redeemed to allow them to purchase sufficient additional
FST Service Shares of the Fund to avoid such redemption.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST SERVICE SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................
Financial Highlights.......................................................
An Introduction to the Funds...............................................
Investment Policies........................................................
Description of Securities and Investment
 Techniques................................................................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Shares of the Trust.......................................
Additional Services........................................................
Purchase of Shares.........................................................
Reports to Shareholders....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Shares.......................................................



FST-ISS-MMT15K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                              FST SERVICE SHARES

                                  -----------

                                  PROSPECTUS

                                  -----------


                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                             FST PREFERRED SHARES
                               4900 Sears Tower
                            Chicago, Illinois 60606

  Goldman Sachs Trust (the "Trust") is a no-load, open-end, management invest-ment company (a "mutual fund") which includes the Financial Square Funds (the "Funds"). This Prospectus relates only to the offering of FST Preferred shares of beneficial interest ("FST Preferred Shares") of the Funds. Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co., serves as each Fund's investment adviser. Goldman, Sachs & Co. serves as each Fund's distributor and transfer agent.

  The following Funds seek to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. The Funds may invest in diversified portfolios of the following types of instruments:

  Financial Square Prime Obligations Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obliga-tions of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign govern-ments, states, municipalities and other entities, and repurchase agreements.

  Financial Square Money Market Plus Fund. Securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obli-gations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign gov-ernments, states, municipalities and other entities, and repurchase agree-ments. In order to obtain a rating from a rating organization, the Fund will observe special investment restrictions.

  Financial Square Treasury Obligations Fund. Securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

  Financial Square Treasury Instruments Fund. Securities issued or guaranteed by the U.S. Treasury.

  Financial Square Government Fund. Securities of the U.S. Government, its agencies, authorities, and instrumentalities, and repurchase agreements relat-ing to such securities.

  Financial Square Federal Fund. Securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

  Financial Square Tax-Free Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes and not an item of tax preference under the federal alternative minimum tax.

  Financial Square Municipal Money Market Fund. Securities issued by or on be-half of states, territories and possessions of the United States and their po-litical subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond coun-sel, if any, excluded from gross income for federal income tax purposes (but not necessarily exempt from federal alternative minimum tax or state and local taxes).


  AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOV-ERNMENT AND THERE CAN BE NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

ADDITIONAL INFORMATION................
                             Goldman Sachs Mutual Funds-Toll Free: 800-621-2550

This Prospectus provides you with information about the Funds that you should know before investing in FST Preferred Shares. It should be read and retained for future reference. If you would like more detailed information, the State-ment of Additional Information dated May 1, 1997, as amended or supplemented from time to time, is available upon request without charge from Service Orga-nizations, as defined herein, or by calling the telephone number listed above or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606. The Statement of Additional Information, which is incorporated by reference into this Prospectus, has been filed with the Securities and Exchange Commis-sion. Not all Funds are available in certain states. Please call the phone number listed above to determine availability in your state.

-------------------------------------------------------------------------------

FST PREFERRED SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUAR-ANTEED OR ENDORSED BY, ANY BANK OR OTHER INSURED DEPOSITORY INSTITUTION, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

               The date of this Prospectus is May 1, 1997.

                    SHAREHOLDER AND FUND EXPENSES (NOTE 1)
                         FST PREFERRED SHARES (NOTE 2)

                                                                                                     FINANCIAL FINANCIAL
                         FINANCIAL  FINANCIAL FINANCIAL  FINANCIAL   FINANCIAL                        SQUARE    SQUARE
                          SQUARE     SQUARE    SQUARE     SQUARE      SQUARE    FINANCIAL  FINANCIAL TAX-FREE  MUNICIPAL
                           PRIME      MONEY     MONEY    TREASURY    TREASURY     SQUARE    SQUARE     MONEY     MONEY
                        OBLIGATIONS  MARKET    MARKET   OBLIGATIONS INSTRUMENTS GOVERNMENT  FEDERAL   MARKET    MARKET
                           FUND       FUND    PLUS FUND    FUND        FUND        FUND      FUND      FUND      FUND
                        ----------- --------- --------- ----------- ----------- ---------- --------- --------- ---------
SHAREHOLDER TRANSAC-
 TION EXPENSES
 Maximum Sales Charge
  Imposed on
  Purchases...........     None       None      None       None        None        None      None      None      None
 Sales Charge Imposed
  on Reinvested
  Distributions.......     None       None      None       None        None        None      None      None      None
 Deferred Sales Load
  Imposed on
  Redemptions.........     None       None      None       None        None        None      None      None      None
 Exchange Fee.........     None       None      None       None        None        None      None      None      None
ANNUAL OPERATING
 EXPENSES
 (as a percentage of
 average daily net
 assets)
 Management Fees
  (Note 3) (after
  adjustments)........     0.17%      0.17%     0.17%      0.17%       0.17%       0.17%     0.17%     0.17%     0.17%
 Other Expenses
  Administration Fees
   (Note 4)...........     0.10%      0.10%     0.10%      0.10%       0.10%       0.10%     0.10%     0.10%     0.10%
  Other Expenses (af-
   ter expense limita-
   tion) (Note 3).....     0.01%      0.01%     0.01%      0.01%       0.01%       0.01%     0.01%     0.01%     0.01%
                           ----       ----      ----       ----        ----        ----      ----      ----      ----
TOTAL OPERATING
 EXPENSES (Note 3)....     0.28%      0.28%     0.28%      0.28%       0.28%       0.28%     0.28%     0.28%     0.28%
                           ====       ====      ====       ====        ====        ====      ====      ====      ====

EXAMPLE OF EXPENSES
  You would pay the following expenses on a hypothetical $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
     Financial Square Prime Obligations Fund...  $       $       $       $
     Financial Square Money Market Fund........  $       $       $       $
     Financial Square Money Market Plus Fund...  $       $       N/A     N/A
     Financial Square Treasury Obligations
      Fund.....................................  $       $       $       $
     Financial Square Treasury Instruments
      Fund.....................................  $       $       N/A     N/A
     Financial Square Government Fund..........  $       $       $       $
     Financial Square Federal Fund.............  $       $       N/A     N/A
     Financial Square Tax-Free Money Market
      Fund.....................................  $       $       $       $
     Financial Square Municipal Money Market
      Fund.....................................  $       $       N/A     N/A

--------
Notes:

(1) The purpose of this table is to assist investors in understanding the var-ious costs and expenses that an investment in the Funds will bear directly or indirectly. Operating expenses for Financial Square Money Market Plus Fund, Financial Square Municipal Money Market Fund, Financial Square Fed-eral Fund and Financial Square Treasury Instruments Fund are based on es-timates of expenses expected to be incurred during the fiscal year ending December 31, 1997. Operating expenses for the other Funds are based on ac-tual amounts incurred during the fiscal year ended December 31, 1996. These expenses are expected to be incurred on an ongoing basis. The table and hypothetical example should not be considered a representation of past or future expenses; actual expenses may vary depending upon a variety of factors including the actual performance of each Fund, which may be greater or less than 5%.

(2) The information set forth in the foregoing table and example relates only to FST Preferred Shares of the Funds. The Funds also offer FST Shares, FST Service Shares and FST Administration Shares which are subject to differ-ent fees and expenses (which affect performance), have different minimum investment requirements and are entitled to different services. Informa-tion regarding any other class of the Funds may be obtained from your sales representative or from Goldman Sachs by calling the number on the cover page of this Prospectus. See "Organization and Shares of the Trust".

(3) Goldman Sachs Asset Management (the "Adviser" or "GSAM") has agreed that a portion of its fee will not be imposed. In addition, the Adviser has agreed to reduce or otherwise limit certain expenses of each Fund (exclud-ing fees payable to Service Organizations, as defined herein, taxes, in-terest and brokerage and litigation, indemnification and other extraordi-nary expenses), on an annualized basis, to .18% of such Fund's average daily net assets. The following table sets forth the expenses payable by each Fund not reflecting the reduction of fees otherwise payable and any expense limitations:

                                                                         TOTAL
                                    MANAGEMENT ADMINISTRATION  OTHER   OPERATING
                                       FEES         FEES      EXPENSES EXPENSES
                                    ---------- -------------- -------- ---------
   Financial Square Prime Obliga-
    tions Fund....................    0.205%        0.10%          %         %
   Financial Square Money Market
    Fund..........................    0.205%        0.10%          %         %
   Financial Square Money Market
    Plus Fund.....................    0.205%        0.10%          %         %
   Financial Square Treasury Obli-
    gations Fund..................    0.205%        0.10%          %         %
   Financial Square Treasury In-
    struments Fund................    0.205%        0.10%          %         %
   Financial Square Government
    Fund..........................    0.205%        0.10%          %         %
   Financial Square Federal Fund..    0.205%        0.10%          %         %
   Financial Square Tax-Free Money
    Market Fund...................    0.205%        0.10%          %         %
   Financial Square Municipal
    Money Market Fund.............    0.205%        0.10%          %         %

(4) Service Organizations (other than broker-dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in connection with their customers' accounts. See "Administration." Such fees, if any, may affect the return such customers realize with respect to their investments.

                             FINANCIAL HIGHLIGHTS

  The following data with respect to a share (of the class specified) of the Financial Square Prime Obligations, Financial Square Money Market, Financial Square Treasury Obligations, Financial Square Government and Financial Square Tax-Free Money Market Funds outstanding during the periods indicated have been
audited by       independent auditors, as indicated in their report incorpo-
rated by reference and attached to the Statement of Additional Information from the annual report to shareholders for the fiscal year ended December 31, 1996 (the "Annual Report"), and should be read in conjunction with the finan-cial statements and related notes incorporated by reference and attached to the Statement of Additional Information.

  Financial Square Municipal Money Market, Financial Square Money Market Plus, Financial Square Federal and Financial Square Treasury Instruments Funds had no operations during the fiscal year ended December 31, 1996. Accordingly, there are no selected per share data and ratios presented for these Funds.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

-------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

                         AN INTRODUCTION TO THE FUNDS

  THE TRUST: The Trust is a no-load, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Invest-ment Company Act"). Each Fund is a separate pool of assets which pursues its investment objective through separate investment policies, as described below.

  THE ADVISER: Goldman Sachs Asset Management, a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment ad-viser (the "Adviser" or "GSAM").

  THE DISTRIBUTOR: Goldman Sachs, which serves as the Funds' distributor and transfer agent, is one of the largest international investment banking and brokerage firms in the United States.

  THE INVESTORS: The Funds are designed for institutional investors seeking a high rate of return, a stable net asset value and convenient liquidation priv-ileges. The Funds are particularly suitable for banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers. Shares of the Government Fund are intended to qualify as eligible investments for Federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration ("NCUA") Rules and Regulations and NCUA Letter Number 155. The Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be nec-essary so that the investments of the Fund qualify as eligible investments un-der the Federal Credit Union Act and the regulations thereunder. Shares of the Government Fund, however, may or may not qualify as eligible investments for particular state chartered credit unions. State chartered credit unions should consult qualified legal counsel to determine whether the Government Fund is a permissible investment under the law applicable to it.

  THE FUNDS: Each Fund's securities are valued by the amortized cost method as permitted by a rule ("Rule 2a-7") of the Securities and Exchange Commission ("SEC"). Under such rule, each Fund may invest only in securities that are de-termined to present minimal credit risk and meet certain other criteria.

    TAXABLE FUNDS: Prime Obligations, Money Market, Money Market Plus, Trea-sury Obligations, Government, Treasury Instruments and Federal Funds.

    TAX-EXEMPT FUNDS: Tax-Free Money Market and Municipal Money Market Funds.

    INVESTMENT OBJECTIVES AND POLICIES FOR TAXABLE FUNDS AND TAX-EXEMPT
  FUNDS: To maximize current income to the extent consistent with the preser-vation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments. In order to obtain a rating from a rating organization, the Money Market Plus Fund will observe special in-vestment restrictions. The Treasury Instruments and Federal Funds pursue their objectives by limiting their investments to certain U.S. Treasury Ob-ligations and U.S. Government Securities (each as defined herein), respec-tively, the interest from which is generally exempt from state income taxa-tion. Each investor should consult his or her tax adviser to determine whether distributions from the Treasury Instruments and Federal Funds (and any other Fund that may hold such obligations) derived from interest on such obligations are exempt from state income taxation in the investor's own state.

  NET ASSET VALUE: Each Fund seeks to maintain a stable net asset value of $1.00 per share.

  MAXIMUM REMAINING MATURITY OF PORTFOLIO INVESTMENTS: Thirteen months at the time of purchase.

  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY: Not more than ninety days.

  FIRST TIER SECURITIES: Each Fund may purchase securities which are rated (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) in the highest short-term rating category by at least two NRSROs (as defined below), or if only one NRSRO has assigned a rating, by that NRSRO. U.S. Government Securities as defined herein are considered First Tier Securities.

  SECOND TIER SECURITIES: The Tax-Exempt Funds may purchase securities which are not First Tier Securities but which are rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO. The Taxable Funds will not invest in a security which is a Second Tier Security at the time of purchase.

  UNRATED SECURITIES: To the extent permitted by Rule 2a-7, unrated securities may be purchased if they are deemed to be of comparable quality to First Tier Securities, or, to the extent that a Fund may purchase Second Tier Securities, comparable in quality to Second Tier Securities.

  NRSROS: Nationally Recognized Statistical Rating Organizations include Stan-dard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Lim-ited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a descrip-tion of each NRSRO's rating categories, see Appendix A to the Statement of Ad-ditional Information.

                              INVESTMENT POLICIES

                                                                           SHORT-TERM
                                                 BANK                    OBLIGATIONS OF            ASSET-BACKED &   FOREIGN
                        US          US        OBLIGATIONS                 CORPORATIONS              RECEIVABLES-  GOVERNMENT
                     TREASURY   GOVERNMENT  (EXCLUDING BANK  COMMERCIAL    AND OTHER    REPURCHASE     BACKED     OBLIGATIONS
                    OBLIGATIONS SECURITIES COMMERCIAL PAPER)    PAPER       ENTITIES    AGREEMENTS   SECURITIES      (US$)
-----------------------------------------------------------------------------------------------------------------------------
  Prime                 [ ]         [ ]     [ ]              [ ]          [ ]               [ ]      [ ]
   Obligations                              US Banks                      US                         Rated
   Fund                                     Only                          Entities                   Only
                                                                          Only
-----------------------------------------------------------------------------------------------------------------------------
  Money Market          [ ]          [ ]    [ ]               [ ]            [ ]               [ ]      [ ]               [ ]
   Fund                                     Over 25% of      US and       US and                     Rated
                                            total assets     Foreign      Foreign                    Only
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Money Market
   Plus Fund            [ ]         [ ]     [ ]              [ ]          [ ]               [ ]          [ ]           [ ]
                                            Over 25% of      US and       US and
                                            total assets     Foreign      Foreign
                                            must be          (US$)        (US$)
                                            invested in      Commercial   Entities
                                            US and           Paper
                                            Foreign (US$)
                                            Banks
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Obligations          [ ]                                                                 [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Government Fund       [ ]         [ ]                                                     [ ]
-----------------------------------------------------------------------------------------------------------------------------
  Tax-Free Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Municipal Money
   Market Fund                                               [ ]
                                                             Tax-
                                                             Exempt
                                                             Only
-----------------------------------------------------------------------------------------------------------------------------
  Treasury
   Instruments          [ ]
   Fund
-----------------------------------------------------------------------------------------------------------------------------
  Federal Fund          [ ]         [ ]                                                  [ ]
                                                                                         (Does
                                                                                         not
                                                                                         intend
                                                                                         to
                                                                                         invest)

Note: See "Description of Securities and Investment Techniques" for a descrip-tion of, and certain criteria applicable to, each of these categories of investments.




  TAXABLE      TAX-EXEMPT       CREDIT      INVESTMENT    UNRATED     SUMMARY OF
MUNICIPALS      MUNICIPAL     QUALITY****   COMPANIES    SECURITIES   TAXATION*     MISCELLANEOUS
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

    [ ]                        First      [ ]                [ ]    Taxable        May invest in
                               Tier       Up to 10% of              Federal and    obligations of
                                          total assets              State**        the
                                          in other                                 International
                                          investment                               Bank for
                                          companies                                Reconstruction
                                                                                   and Development
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              State**
                                          in other
                                          investment
                                          companies
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May (but does
            At least 80% of    Second     Up to 10% of              Federal and    not currently
            net assets in      Tier       total assets              Taxable        intend to)
            Municipal                     in other                  State***       invest up to 20%
            Instruments                   investment                               in AMT
            (except in                    companies                                securities and
            extraordinary                                                          may temporarily
            circumstances)                                                         invest in the
                                                                                   taxable money
                                                                                   market
                                                                                   instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------

            [ ]                First or   [ ]                [ ]    Tax-Exempt     May invest up to
            At least 80% of    Second     Up to 10% of              Federal and    100% in AMT
            net assets in      Tier       total assets              Taxable        securities and
            Municipal                     in other                  State***       may temporarily
            Instruments                   investment                               invest in the
            (except in                    companies                                taxable money
            extraordinary                                                          market
            circumstances)                                                         instruments
                                                                                   described herein
---------------------------------------------------------------------------------------------------
                               First      [ ]                       Taxable        Under
                               Tier       Up to 10% of              Federal and    extraordinary
                                          total assets              generally      circumstances,
                                          in other                  exempt from    may hold cash,
                                          investment                state taxation U.S. Government
                                          companies                                Securities
                                                                                   subject to state
                                                                                   taxation or cash
                                                                                   equivalents
---------------------------------------------------------------------------------------------------

                               First      [ ]                       Taxable
                               Tier       Up to 10% of              Federal and
                                          total assets              generally
                                          in other                  exempt from
                                          investment                state taxation
                                          companies

    * See "Taxes" below for an explanation of the tax consequences summarized in the table above.

   ** Taxable except for distributions from U.S. Treasury Obligation interest and certain U.S. Government Securities interest in many states.

  *** Taxable except for distributions from interest on obligations of an in-vestor's state of residence in certain states.

 **** A Fund holding a security fully supported by a guarantee may substitute the credit quality of the guarantee in determining the credit quality of the security.

              DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. TREASURY OBLIGATIONS

  "U.S. Treasury Obligations" are securities issued or guaranteed by the U.S. Treasury, payments of principal, and interest on which are backed by the full faith and credit of the U.S. Government.

U.S. GOVERNMENT SECURITIES

  "U.S. Government Securities" are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. Unlike U.S. Treasury Obligations, obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities are supported either by (a) the full faith and credit of the U.S. Government (such as securities of the Gov-ernment National Mortgage Association), (b) the right of the issuer to borrow from the Treasury (such as securities of the Student Loan Marketing Associa-tion), (c) the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation), or (d) only the credit of the issuer. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities or instru-mentalities in the future. U.S. Government Securities may include zero coupon bonds. Such bonds may be purchased when yields are attractive.

  Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities are deemed to include (a) secu-rities for which the payment of principal and interest is backed by an irrevo-cable letter of credit issued by the U.S. Government, its agencies, authori-ties or instrumentalities and (b) participations in loans made to foreign gov-ernments or their agencies that are so guaranteed. The secondary market for certain of these participations is limited. Such participations may therefore be regarded as illiquid.

  Each Fund may also invest in separately traded principal and interest compo-nents of securities guaranteed or issued by the U.S. Treasury if such compo-nents are traded independently under the Separate Trading of Registered Inter-est and Principal of Securities program ("STRIPS").

  The Treasury Instruments and Federal Funds invest in U.S. Treasury Obliga-tions and certain U.S. Government Securities (including U.S. Treasury Obliga-tions), respectively, the interest from which is generally exempt from state income taxation. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, au-thorities or instrumentalities of the U.S. Government, including the Federal Home Loan Banks, Federal Farm Credit Banks, Tennessee Valley Authority and the Student Loan Marketing Association.

CUSTODIAL RECEIPTS

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. For certain securities law purposes, custodial receipts are not considered ob-ligations of the U.S. Government.

U.S. AND FOREIGN BANK OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "U.S. Bank Obligations" limited to securities issued or guaranteed by U.S. banks (including certificates of deposit, commercial paper, unsecured bank promissory notes and bankers' acceptances) which have more than $1 billion in total assets at the time of purchase. Such obligations may also include debt obligations issued by U.S. subsidiaries of such banks.

  The Money Market and Money Market Plus Funds may also invest in "Foreign Bank Obligations" limited to U.S. dollar denominated obligations issued or guaranteed (including fixed time deposits) by foreign banks which have more than $1 billion in total assets at the time of purchase, U.S. branches of such foreign banks (Yankee obligations), foreign branches of such foreign banks and foreign branches of U.S. banks having more than $1 billion in total assets at the time of purchase. Such bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the spe-cific obligations or by government regulation.

  The Money Market and Money Market Plus Funds will invest more than 25% of their total assets in bank obligations (whether foreign or domestic). However, if adverse economic conditions prevail in the banking industry (such as sub-stantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits) the Funds may, for defensive purposes, tempo-rarily invest less than 25% of their total assets in bank obligations. As a result, the Funds may be especially affected by favorable and adverse develop-ments in or related to the banking industry. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in inter-pretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included deregulation of interest rates, in-creased competition from other types of financial institutions, increased ac-quisition activity, geographic expansion and, during the late 1980's, an in-creased number of bank failures. Banks may be particularly susceptible to cer-tain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks. See "Foreign Government Obligations--Foreign Risks" below.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Commercial Paper" (including variable amount master demand notes and as-set-backed commercial paper) which is payable in U.S. dollars and is issued or guaranteed by U.S. corporations, U.S. commercial banks, foreign corporations (Money Market and Money Market Plus Funds only), foreign commercial banks (Money Market and Money Market Plus Funds only) or other entities. In addi-tion, the Funds may invest in other short-term obligations (including short-term funding agreements) payable in U.S. dollars and issued or guaranteed by U.S. corporations, foreign corporations (Money Market and Money Market Plus Funds only) or other entities.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

  The Prime Obligations, Money Market and Money Market Plus Funds may invest in "Asset-Backed and Receivables-Backed Securities" which represent participa-tions in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of var-ious types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables provided that such securities have been rated by at least one NRSRO. Such asset pools are securitized through the use of privately-formed trusts or special purpose cor-porations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. To the extent con-sistent with its investment objectives and policies, each of the Prime Obliga-tions, Money Market and Money Market Plus Funds may invest in new types of mortgage-related securities and in other asset-backed securities that may be developed in the future.

FOREIGN GOVERNMENT OBLIGATIONS

  The Money Market and Money Market Plus Funds may invest in U.S. dollar de-nominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or any entity located or organized coun-tries that maintain a short-term foreign currency rating in the highest short-term rating categories by at least 2 NRSROs, or if unrated, deemed to be equivalent by the Trustees. The Money Market and Money Market Plus Funds may not invest more than 25% of their total assets in the securities of any one foreign government.

  FOREIGN RISKS. Investments in foreign securities and bank obligations may present a greater degree of risk than investments in securities of domestic issuers because of less publicly-available financial and other information, less securities regulation, potential imposition of foreign withholding and other taxes, war, expropriation or other adverse governmental actions. Foreign banks and their foreign branches are not regulated by U.S. banking authori-ties, and generally are not bound by the accounting, auditing and financial reporting standards applicable to U.S. banks.

MUNICIPAL OBLIGATIONS

  MUNICIPAL INSTRUMENTS. Obligations issued by or on behalf of states, terri-tories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which is, in the opinion of bond counsel, if any, excluded from gross income for federal income tax purposes.

  TYPES OF MUNICIPAL INSTRUMENTS:

                                        TAX-FREE MONEY MARKET AND
                                        MUNICIPAL MONEY MARKET FUNDS
     -------------------------------------------------------------------------
       FIXED RATE NOTES AND SIMILAR     In highest short-term or one of the
       DEBT INSTRUMENTS                 two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       VARIABLE AND FLOATING RATE       In highest short-term or one of the
       DEMAND INSTRUMENTS               two highest long-term rating
                                        categories
     -------------------------------------------------------------------------
       TAX-EXEMPT COMMERCIAL PAPER      In highest rating category
     -------------------------------------------------------------------------
       MUNICIPAL BONDS                  In one of the two highest rating
                                        categories
     -------------------------------------------------------------------------
       UNRATED NOTES, PAPER, BONDS AND  Determined to be of comparable quality
       OTHER INSTRUMENTS                by Adviser pursuant to criteria
                                        approved by the Trustees

  As a matter of fundamental policy, at least 80% of each of the Tax-Free Money Market and Municipal Money Market Fund's net assets will ordinarily be invested in Municipal Instruments. Each Tax-Exempt Fund may temporarily invest in taxable money market instruments when the Adviser believes that the market conditions dictate a defensive posture. Investments in taxable money market instruments will be limited to those meeting the quality standards of each Tax-Exempt Fund. The Prime Obligations, Money Market and Money Market Plus Funds may invest in short-term obligations issued or guaranteed by state and municipal governments when yields on such securities are attractive compared to other taxable investments.

  MUNICIPAL NOTES AND BONDS. Municipal notes include tax anticipation notes ("TANs"), revenue anticipation notes ("RANs"), bond anticipation notes ("BANs"), tax and revenue anticipation notes ("TRANs") and construction loan notes. Municipal bonds include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing munici-pality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Revenue bonds also include lease rental revenue bonds which are issued by a state or local authority for capital projects and are secured by annual lease payments from the state or locality sufficient to cover debt service on the authority's obligations. Industrial development bonds (generally referred to under current tax law as "private activity bonds") are a specific type of rev-enue bond backed by the credit and security of a private user and therefore have more potential risk. Municipal bonds may be issued in a variety of forms, including commercial paper, tender option bonds and variable and floating rate securities.

  TENDER OPTION BONDS. A tender option bond is a Municipal Instrument (gener-ally held pursuant to a custodial arrangement) having a relatively long matu-rity and bearing interest at a fixed rate substantially higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other finan-cial institution, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the in-stitution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the dif-ference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the pre-vailing short-term, tax-exempt rate. However, an institution will not be obli-gated to accept tendered bonds in the event of certain defaults or a signifi-cant downgrading in the credit rating assigned to the issuer of the bond. The tender option will be taken into account in determining the maturity of the tender option bonds and a Fund's average portfolio maturity. There is a risk that a Fund will not be considered the owner of a tender option bond for fed-eral income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

  REVENUE ANTICIPATION WARRANTS. Revenue Anticipation Warrants ("RAWs") are issued in anticipation of the issuer's receipt of revenues and present the risk that such revenues will be insufficient to satisfy the issuer's payment obligations. The entire amount of principal and interest on RAWs is due at ma-turity. RAWs, including those with a maturity of more than 397 days, may also be repackaged as instruments which include a demand feature that permits the holder to sell the RAWs to a bank or other financial institution at a purchase price equal to par plus accrued interest on each interest rate reset date.

  FLOATING AND VARIABLE RATE OBLIGATIONS. The value of floating and variable rate obligations generally is more stable than that of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate ob-ligations usually have demand features that permit the Funds to sell them at par value plus accrued interest upon short notice. The issuers or financial intermediaries providing demand features may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit, which are conditional commitments to lend and letters of credit, which will ordinarily be irrevocable, both of which may be issued by domestic banks or foreign banks which have a branch, agency or subsidiary in the United States. When consider-ing whether an obligation meets a Fund's quality standards, the Fund will look to the creditworthiness of the party providing unconditional demand features or other unconditional obligations to support the credit of the issuer of the security. A Fund may consider the maturity of a variable or floating rate Mu-nicipal Instrument to be shorter than its ultimate stated maturity if the Fund has the right to demand prepayment of its principal at specified intervals prior to the security's ultimate stated maturity, subject to the conditions for using amortized cost valuation under the Investment Company Act. A Fund may purchase such variable or floating rate obligations from the issuers or may purchase certificates of participation, a type of floating or variable rate obligation, which are interests in a pool of debt obligations held by a bank or other financial institution.

  INDUSTRIAL DEVELOPMENT BONDS. The Funds (other than the Treasury Obliga-tions, Treasury Instruments, Government and Federal Funds) may invest in in-dustrial development bonds (generally referred to under current tax law as "private activity bonds"), the interest from which would be an item of tax preference when distributed as "exempt-interest dividends" to shareholders un-der the federal alternative minimum tax. See "Taxes" and "Distributions." Mu-nicipal Fund may invest up to 100% of its assets in private activity bonds. Tax-Free Fund does not currently intend to invest in such bonds. If Tax-Free Fund's policy not to invest in private activity bonds should change in the fu-ture, shareholders would be notified and such investments would not exceed 20% of Tax-Free Fund's net assets.

  OTHER POLICIES. Ordinarily the Tax-Exempt Funds expect that 100% of their portfolio securities will be Municipal Instruments. However, the Funds may hold cash or invest in short-term taxable securities as set forth above. Such Funds may invest 25% or more of the value of their respective total assets in Municipal Instruments which are related in such a way that an economic, busi-ness or political development or change affecting one Municipal Instrument would also affect the other Municipal Instruments. For example, the Tax Exempt Funds may invest all of their respective assets in (a) Municipal Instruments the interest on which is paid solely from revenues from similar projects such as hospitals, electric utility systems, multi-family housing, nursing homes, commercial facilities (including hotels), steel companies or life care facili-ties, (b) Municipal Instruments whose issuers are in the same state or (c) in-dustrial development obligations. Concentration of a Fund's investments in these Municipal Instruments will subject the Fund, to a greater extent than if such investment was more limited, to the risks of adverse economic, business or political developments affecting any such state, industry or other area of concentration.

  Each Fund (other than the Treasury Obligations, Treasury Instruments, Gov-ernment and Federal Funds) may purchase Municipal Instruments which are backed by letters of credit, which will ordinarily be irrevocable, issued by domestic banks or foreign banks (excluding Prime Obligations Fund) which have a branch, agency or subsidiary in the United States. In addition, these Funds may ac-quire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on obligations of certain state and local governments and authorities.

  In order to enhance the liquidity, stability, or quality of a Municipal In-strument, each Fund (other than the Treasury Obligations, Treasury Instru-ments, Government and Federal Funds) may acquire the right to sell the secu-rity to another party at a guaranteed price and date.

REPURCHASE AGREEMENTS

  Each Fund (other than the Treasury Instruments Fund) may only enter into re-purchase agreements with primary dealers. A repurchase agreement is an agree-ment under which a Fund purchases securities and the seller agrees to repur-chase the securities within a particular time at a specified price. Such price will exceed the original purchase price, the difference being income to the Fund, and will be unrelated to the interest rate on the purchased security. A Fund's custodian or sub-custodian will maintain custody of the purchased secu-rities for the duration of the agreement. The value of the purchased securi-ties, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of bankruptcy of the seller or fail-ure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In evaluat-ing whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees. Distributions of the income from repurchase agreements entered into by a Fund will be taxable to its shareholders. In ad-dition, each Fund, together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate bal-ance of which will be invested in one or more repurchase agreements.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

  Each Fund may purchase when-issued securities and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settle-ment time. A Fund is required to hold and maintain in a segregated account with the Fund's custodian or sub-custodian until three days prior to settle-ment date, cash or liquid assets, as permitted by applicable law in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis in-volve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold in-creases prior to the settlement date. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Adviser deems it ap-propriate to do so.

OTHER INVESTMENT COMPANIES

  The Adviser will determine, under guidelines established by the Trustees, whether securities issued by other money market investment companies present minimal credit risks. The amount of each Fund's investments in securities of other investment companies will be subject to the limitations on such invest-ments prescribed by the Investment Company Act. These limits include a prohi-bition on any Fund acquiring more than 3% of the voting shares of any other investment company and a prohibition on investing more than 5% of a Fund's as-sets in securities of any one investment company or more than 10% of its as-sets in securities of all investment companies. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies. Goldman Sachs will not impose a portion of the management fees payable by a Fund (the "Acquiring Fund") with respect to as-sets invested in another money market investment company (the "Acquired Fund") as follows. The amount of the management fees otherwise payable by the Acquir-ing Fund and not imposed by Goldman Sachs will be equal to the amount of man-agement fees indirectly paid by the Acquiring Fund as a shareholder of the Ac-quired Fund. Such other investment companies will have investment objectives, policies and restrictions substantially similar to those of the Acquiring Fund and will be subject to substantially the same risks.

                            INVESTMENT LIMITATIONS

  TAXABLE AND TAX-EXEMPT FUNDS. Pursuant to Rule 2a-7 under the Investment Company Act, each Taxable Fund and Tax-Exempt Fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one is-suer (except U.S. Government Securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). Each of such Funds may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Funds investment in conduit securities (Municipal Securities pro-viding for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). The foregoing operating policies are more restrictive than the funda-mental policy set forth in the Statement of Additional Information.

  INVESTMENT RESTRICTIONS. Each Fund is subject to certain investment restric-tions that are described in detail under "Investment Restrictions" in the Statement of Additional Information. Fundamental investment restrictions of a Fund cannot be changed without approval of a majority of the outstanding shares of that Fund. Treasury Obligations Fund's policy of limiting its in-vestments to U.S. Treasury Obligations and related repurchase agreements is also fundamental. All investment objectives and policies not specifically des-ignated as fundamental are non-fundamental and may be changed without share-holder approval.

  RESTRICTED AND OTHER ILLIQUID SECURITIES. Each Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), but can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of its net assets in illiquid investments, which include fixed time deposits maturing in more than seven days and restricted securities. Restricted securities (including commercial paper issued pursuant to Section 4(2) of the 1933 Act) which the Board of Trustees has determined are liquid, based upon a continuing review of the trading markets for the specific re-stricted security, will not be deemed to be illiquid investments for purposes of this restriction. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for restricted securities eligible for resale under Rule 144A will continue to be liquid, the Adviser will care-fully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buy-ers become for a time uninterested in purchasing these restricted securities.

  In addition, each Fund may not invest in repurchase agreements maturing in more than seven days and securities which are not readily marketable if, as a result thereof, more than 10% of the net assets of that Fund (taken at market value) would be invested in such investments. Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

                                  MANAGEMENT

THE ADVISER

  GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, acts as investment adviser to the Funds. Goldman Sachs reg-istered as an investment adviser in 1981. As of March , 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or
distributor for approximately $   billion in assets.

  As of November  , 1996, Goldman Sachs and its consolidated subsidiaries had
assets of approximately $   billion and partners' capital of $   billion and
ranked as one of the largest international investment banking and brokerage firms in the United States. Founded in 1869, Goldman Sachs is a major invest-ment banking and brokerage firm providing a broad range of financing and in-vestment services both in the United States and abroad.

  Pursuant to an SEC order, each Taxable Fund may enter into principal trans-actions in certain taxable money market instruments, including repurchase agreements, with Goldman Sachs.

  Under the Management Agreements, GSAM continually manages each Fund, includ-ing the purchase, retention and disposition of its securities and other as-sets. In addition GSAM administers each Fund's business affairs and performs various shareholder servicing functions to the extent not provided by other organizations. The management of each Fund is subject to the supervision of the Trustees and each Fund's investment policies. For these services, the Trust, on behalf of each Fund, pays GSAM a monthly fee at an annual rate of each Fund's average daily net assets as follows:

                                      COMBINED ADVISORY AND
                                         ADMINISTRATIVE
                                          RATE PAID FOR
                                           FISCAL YEAR
                          ANNUAL RATE    ENDED 12/31/96
                          ----------- ---------------------
Financial Square Prime
 Obligations Fund.......     .205%             .17%
Financial Square Money
 Market Fund............     .205%             .17%
Financial Square Trea-
 sury Obligations Fund..     .205%             .17%
Financial Square Trea-
 sury Instruments Fund..     .205%             .17%
Financial Square Tax
 Free Money Market Fund.     .205%             .17%
Financial Square Govern-
 ment Fund..............     .205%             N/A%
Financial Square Federal
 Fund...................     .205%             N/A%
Financial Square Munici-
 pal Money Market Fund..     .205%             N/A%
Financial Square Money
 Market Plus Fund.......     .205%             N/A%

  The difference, if any, between the stated advisory fee and the actual fees paid by the Funds reflects the fact that GSAM did not charge the full amount of advisory fees to which it would have been entitled. The combined rate paid for the fiscal year ended December 31, 1996 includes .04% and .13% paid pursu-ant to separate advisory and administration agreements.

  GSAM has agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the total operating expenses of each Fund (excluding fees payable to Service Organizations, as defined herein, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) on an annualized basis to 0.18% of the Fund's average daily net assets. Such re-ductions or limits are calculated monthly on a cumulative basis. GSAM has no current intention to but may discontinue or modify any of such reductions or limitations at its discretion.


THE DISTRIBUTOR AND TRANSFER AGENT

  Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606, serves as the Dis-tributor of shares of each Fund pursuant to a Distribution Agreement with the Trust. The Distributor will assist in the sale of shares of each Fund upon the terms described herein. Goldman Sachs also serves as the Transfer Agent of each Fund.

  From time to time, Goldman Sachs or any of its affiliates may purchase and hold shares of the Funds in order to increase the assets of the Funds. In-creasing the Fund's assets may enhance investment flexibility and diversifica-tion. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. Goldman Sachs will consider the effect of redemptions on the Funds and other shareholders in deciding whether to redeem its shares.

                                     TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. The Treasury Instruments and Federal Funds intend to elect and each other Fund has elected to be treated as a regulated investment company and each Fund in-tends to continue to qualify for such treatment under Subchapter M of the In-ternal Revenue Code of 1986 (the "Code") for each taxable year. To qualify as such, each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Fund will not be subject to federal income or excise tax on any net investment income and net realized capital gains that are distributed to its shareholders in accordance with cer-tain timing requirements of the Code.

  Dividends paid by a Fund from net investment income, the excess of net short-term capital gain over net long-term capital loss and original issue discount or market discount income will be taxable to shareholders as ordinary income, except for any "exempt-interest dividends" paid by Tax-Free Fund and Municipal Fund, as described below. Dividends paid by a Fund from the excess of net long-term capital gain over net short-term capital loss will be taxable as long-term capital gain regardless of how long the shareholders have held their shares. These tax consequences will apply to distributions of any Fund regardless of whether distributions are received in cash or reinvested in shares. Certain distributions paid by the Funds in January of a given year will be taxable to shareholders as if received on December 31 of the year in which they are declared. Shareholders will be informed annually about the amount and character of distributions received from the Funds for federal income tax purposes, including any distributions that may constitute a return of capital or any distributions of Municipal Fund that may constitute a tax preference item under the federal alternative minimum tax.

  The Tax-Exempt Funds intend to satisfy certain requirements of the Code for the payment of "exempt-interest dividends" not included in shareholders' fed-eral gross income. Dividends paid by these Funds from interest on tax-exempt obligations and properly designated by the Funds as exempt-interest dividends, including dividends attributable to exempt-interest dividends received by a Fund from other regulated investment companies, will generally be exempt from federal income tax, although a portion of such dividends may be subject to the federal alternative minimum tax. Exempt-interest dividends will be considered in computing the corporate federal alternative minimum tax, and the extent, if any, to which social security or railroad retirement benefits are taxable. Persons who are "substantial users" of facilities financed by certain indus-trial development or private activity bonds should consult their own tax ad-visers before purchasing shares of these Funds. Interest incurred to purchase or carry shares of these Funds will not be deductible for federal income tax purposes to the extent related to exempt-interest dividends paid by the Funds.

  Individuals and certain other classes of shareholders may be subject to 31% backup withholding of federal income tax on taxable distributions if they fail to furnish their correct taxpayer identification number and certain certifica-tions required by the Internal Revenue Service or if they are otherwise sub-ject to backup withholding. Individuals, corporations and other shareholders that are not U.S. persons under the Code are subject to different tax rules and may be subject to nonresident alien withholding at the rate of 30% (or a lower rate provided by an applicable tax treaty) on amounts treated as ordi-nary dividends from the Funds.

  If a Fund invests in foreign securities, it may be subject to foreign with-holding or other foreign taxes on income earned on such securities and is ex-pected to be unable to pass such taxes through to shareholders, who therefore are not expected to include such taxes in income or be entitled to claim for-eign tax credits or deductions with respect to such taxes.

  In addition to federal taxes, a shareholder may be subject to state, local or foreign taxes on payments received from a Fund. A state income (and possi-bly local income and/or intangible property) tax exemption is generally avail-able to the extent a Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable
to) certain U.S. Government obligations and/or tax-exempt municipal obliga-tions issued by or on behalf of the particular state or a political subdivi-sion thereof, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their own tax advisers concerning these matters.

                                NET ASSET VALUE

  The net asset value of each Fund (other than the Government and Treasury Ob-ligations Funds) is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. The net asset value of Government and Treasury Obligations Funds is determined as of 5:00 p.m. New York time on each Business Day. Net asset value per share for each class of shares of each Fund is calculated by determining the amount of net assets attributable to each class of shares and dividing by the number of shares for such class.

  On any Business Day, as defined herein, when the Public Securities Associa-tion ("PSA") recommends that the securities market close early, each Fund re-serves the right to cease accepting purchase and redemption orders for same Business Day credit at the time PSA recommends that the securities market close. On days any Fund closes early, purchases and redemption orders received after the PSA recommended closing time will be credited to the next Business Day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as permitted by the SEC.

  Each Fund seeks to maintain a net asset value of $1.00 per share. In this connection, each Fund values its portfolio securities on the basis of amor-tized cost. The amortized cost method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For a more complete description of the amortized cost valuation method and its effect on existing and prospec-tive shareholders, see the Statement of Additional Information. There can be no assurance that a Fund will be able at all times to maintain a net asset value per share of $1.00.

                               YIELD INFORMATION

  From time to time, each Fund may advertise its yield, effective yield and average annual total return. Average annual total return is determined by com-puting the average annual percentage change in value of $1,000 invested at the maximum public offering price for specified period of at least one year, as-suming reinvestment of all dividends and distributions at net asset value. The total return calculation assumes a complete redemption of the investment at the end of the relevant period. Each Fund may furnish total return calcula-tions based on a cumulative, average, year-by-year or other basis for various specified periods by means of quotations, charts, graphs or schedules. In ad-dition to the above, each Fund may from time to time advertise its performance relative to certain rankings or indices. The yield of a Fund refers to the in-come generated by an investment in that Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized; that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The ef-fective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  The Tax-Exempt Funds and the Federal and Treasury Instruments Funds may each also quote tax-equivalent yield. Each Fund's tax-equivalent yield is calcu-lated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder.

  Investors should note that the investment results of a Fund are based on historical performance and will fluctuate over time. Any presentation of a Fund's yield, effective yield or tax-equivalent yield for any prior period should not be considered a representation of what an investment may earn or what a Fund's yield, effective yield or tax-equivalent yield may be in any fu-ture period.

  Yield, effective yield and tax-equivalent yield will be calculated sepa-rately for each class of shares in existence. Because each such class of shares is subject to different expenses, the net yield of such classes of a Fund for the same period may differ. See "Organization and Shares of the Trust" below.

                     ORGANIZATION AND SHARES OF THE TRUST

  Each Fund is a series of the Goldman Sachs Trust, which was formed under the laws of the State of Delaware on January 28, 1997. The Funds were formerly se-ries of Goldman Sachs Money Market Trust, a Massachusetts business trust and were reorganized into the Trust as of May 1, 1997. The Trustees of the Trust have authority under the Trust's Declaration of Trust to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees of the Trust have authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. Additional series may be added in the future. The Trustees have authorization to classify or re-classify any series or portfolio of shares into one or more classes. The Trustees have authorized the issuance of four classes of shares of each of the Funds, which are: FST Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. (Institutions that provide services to holders of FST Preferred Shares, FST Administration Shares or FST Service Shares are referred to in this Prospectus as "Service Organizations").

  When issued, shares are fully paid and nonassessable. In the event of liqui-dation, shareholders are entitled to share pro rata in the net assets of the applicable Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share (but may, at the discretion of the Trustees, be voted on a net asset value basis), have noncumulative voting rights, are freely transferable and have no preemptive, subscription or con-version rights.

  Shares of a Fund will be voted separately by Fund with respect to matters pertaining to that Fund except for the election of Trustees and ratification of independent accountants. For example, shareholders of each Fund are re-quired to approve the adoption of any investment advisory agreement relating to that Fund and any changes in fundamental investment restrictions or poli-cies of such Fund. Approval by the shareholders of one Fund is effective only as to that Fund.

  The Trust does not intend to hold annual meetings of shareholders. However, pursuant to the Trust's By-Laws, the recordholders of at least 10% of the shares outstanding and entitled to vote at a special meeting may require the Trust to hold such special meeting of shareholders for any purpose, and recordholders may, under certain circumstances, as permitted by the Act, com-municate with other shareholders in connection with requiring a special meet-ing of shareholders. The Trustees, however, will call a special meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of Trustees holding office at the time were elected by shareholders.

                                ADMINISTRATION

  Each Fund has adopted a Preferred Administration Plan with respect to the FST Preferred Shares which authorizes it to compensate certain institutions for providing account administration services to their customers who are bene-ficial owners of such Shares ("Service Organizations"). Each Fund will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). The Service Agreements will provide for compensation to the Service Organization in an amount up to
 .10% (on an annualized basis) of the average daily net asset value of the FST Preferred Shares of that Fund attributable to or held in the name of the Serv-ice Organization for its customers. The services provided by a Service Organi-zation may include acting, directly or through an agent, as the sole share-holder of record, maintaining account records for its customers, and process-ing orders to purchase and redeem FST Preferred Shares for its customers.

  For the fiscal year ended December 31, 1996, the Trust, on behalf of Prime Obligations Fund, Money Market Fund, Treasury Obligations Fund, Government
Fund and Tax Free Fund, paid Service Organizations fees at the annual rate of
 .10% of each Fund's average daily net assets attributable to FST Preferred Ad-ministration Shares.

  Holders of FST Preferred Shares of a Fund will bear all expenses and fees paid to Service Organizations with respect to such Shares as well as any other expenses which are directly attributable to such Shares.

  Service Organizations (other than broker dealers) may charge other fees to their customers who are the beneficial owners of FST Preferred Shares in con-nection with their customer accounts. These fees would be in addition to any amounts received by the Service Organization under a Service Agreement and may affect an investor's return with respect to an investment in a Fund.

  All inquiries of beneficial owners of FST Preferred Shares of the Funds should be directed to such owners' Service Organization.

                              PURCHASE OF SHARES

  It is expected that all direct purchasers of FST Preferred Shares will be Service Organizations or their nominees, which may purchase FST Preferred Shares of the Funds through Goldman Sachs. Customers of Service Organizations may invest in such shares only through their Service Organizations.

  As set forth below, FST Preferred Shares of the Funds may be purchased on any Business Day at the net asset value next determined after receipt from the Service Organization of both the purchase order and the purchase price in Fed-eral Funds. Purchase orders may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is strongly recommended that payment be effected by wiring Federal Funds to The Northern Trust Company ("Northern"), Chicago, Illinois, as the sub-custodian for State Street Bank and Trust Company ("State Street").

  Purchases of FST Preferred Shares may also be made by a Service Organization by delivering a Federal Reserve draft or check payable to the appropriate Fund and drawn on a U.S. bank to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It is expected that

Federal Reserve drafts will ordinarily be converted to Federal Funds on the day of receipt and that checks will be converted to Federal Funds within two Business Days after receipt. FST Preferred Shares purchased by check may not be redeemed until the check has cleared, as described under "Redemption of Shares."

  Purchases of shares of any Fund may also be made through an Automated Clear-ing House ("ACH") transfer to Goldman Sachs Trust c/o Northern, as subcustodian for State Street. Purchase orders are effected at the net asset value next determined after receipt of both the purchase order and the pur-chase price in Federal Funds. It is expected that ACH transfers will ordinar-ily be converted to Federal Funds on the Business Day following receipt of the ACH transfer.

  FST Preferred Shares of each Fund are deemed to have been purchased when an order becomes effective and are entitled to dividends on FST Preferred Shares purchased as follows:

-------------------------------------------------------------------------------

      IF ORDER IS RECEIVED FROM A SERVICE
      ORGANIZATION BY GOLDMAN SACHS         DIVIDENDS BEGIN
      -----------------------------------   ---------------
      (1) In the case of Taxable Funds (except for Government
               and Treasury Obligations Funds)
      By:         3:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      3:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (2) In the case of Government and Treasury Obligations
      Funds
      By:         5:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      5:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (3) In the case of Municipal Fund
      By:         1:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      1:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------
      (4) In the case of Tax-Free Fund
      By:         2:00 p.m.--N.Y. time      Same Business Day
---------------------------------------------------------------------
      After:      2:00 p.m.--N.Y. time      Next Business Day
---------------------------------------------------------------------

  The Service Organizations are responsible for timely transmittal of purchase orders to Goldman Sachs and Federal Funds to Northern. In order to facilitate timely transmittal, the Service Organizations have established times by which purchase orders and Federal Funds must be received by them.

  A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for lo-cal holidays.

  FST Preferred Shares of a Fund are purchased at the net asset value per share without the imposition of a sales charge. Goldman Sachs, as each Fund's transfer agent, will maintain a complete record of transactions and FST Pre-ferred Shares held in each record holder's account. The Trust and Goldman Sachs each reserves the right to reject any purchase order for any reason.

MINIMUM INVESTMENT AND OTHER INFORMATION

  The minimum requirement for investing in a Fund is $50 million ($10 million if an investor satisfies the minimum initial investment in any other Fund). The Trust and Goldman Sachs each reserves the right to waive the minimum in-vestment requirement. A Service Organization may impose a minimum amount for initial and subsequent investments in FST Preferred Shares of the Funds, and may establish other requirements such as a minimum account balance. A Service Organization may effect redemptions of noncomplying accounts, and may impose a charge for any special services rendered to its customers. Customers should contact their Service Organizations for further information concerning such requirements and charges. A Service Organization may purchase FST Preferred Shares in connection with sweep account programs.

SUBSEQUENT INVESTMENTS

  There is no minimum amount required for subsequent investments. Orders for the purchase of additional FST Preferred Shares should be accompanied by in-formation identifying the account in which FST Preferred Shares are to be pur-chased.

                            REPORTS TO SHAREHOLDERS

  The Trust will issue an annual report containing audited financial state-ments and a semi-annual report to record holders of FST Preferred Shares of each Fund, including Service Organizations who hold such Shares for the bene-fit of their customers. Upon request, a printed confirmation for each transac-tion will be provided by Goldman Sachs. Any dividends and distributions paid by the Funds are also reflected in regular statements issued by Goldman Sachs to shareholders of record. Service Organizations will be responsible for pro-viding similar services to their own customers who are the beneficial owners of such Shares.

                                 DISTRIBUTIONS

  All or substantially all of each Fund's net investment income will be de-clared daily (as of 4:00 p.m. New York time for each Fund other than Govern-ment and Treasury Obligations Funds and as of 5:00 p.m. New York time for Gov-ernment and Treasury Obligations Funds) as a dividend and distributed to Serv-ice Organizations monthly. Distributions will be made in additional FST Pre-ferred Shares of the same Fund or, at the election of a Service Organization, in cash. The election to reinvest dividends and distributions or receive them in cash may be changed by a Service Organization at any time upon written no-tice to Goldman Sachs. If no election is made, all dividends and capital gain distributions will be reinvested. Dividends will be reinvested as of the last calendar day of each month. Cash distributions will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with the requirements of the Code and may be re-flected in the Fund's daily distributions. Each Fund may distribute at least annually its long-term capital gains, if any, after reduction by available capital losses. In order to avoid excessive fluctuations in the amount of monthly capital gains distributions, a portion of any net capital gains real-ized on the disposition of securities during the months of November and December may be distributed during the sub-sequent calendar year. Although realized gains and losses on the assets of a Fund are reflected in the net asset value of the Fund, they are not expected to be of an amount which would affect the Fund's net asset value of $1.00 per share.

  The income declared as a dividend for the Treasury Obligations Fund is based on estimates of net investment income for the Fund. Actual income may differ from estimates, and differences, if any, will be included in the calculation of subsequent dividends.

  A Fund's net investment income consists of the excess of (i) accrued inter-est or discount (including both original issue and market discount on taxable securities) on portfolio securities, and (ii) any income of the Fund from sources other than capital gains over (iii) the amortization of market premium on all portfolio securities and (iv) the estimated expenses of the Fund, in-cluding a proportionate share of the general expenses of the Trust.

                                   EXCHANGES

  FST Preferred Shares of each Fund may be exchanged by Service Organizations for FST Preferred Shares of any other Financial Square Fund at the net asset value next determined either by writing to Goldman Sachs, Attention: Share-holder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606 or by calling Goldman Sachs at 800-621-2550. All telephone exchanges must be registered in the same name(s) and with the same address as are regis-tered in the Fund from which the exchange is being made. It may be difficult to implement the telephone exchange privilege in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent exchange requests by telephone, Goldman Sachs employs reasonable procedures as set forth under "Redemption of Shares" to confirm that such instructions are genu-ine. Exchanges are available only in states where the exchange may legally be made. The exchange privilege may be modified or withdrawn at any time on 60 days' written notice.

                             REDEMPTION OF SHARES

HOW TO REDEEM

  Customers of Service Organizations may redeem FST Preferred Shares of a Fund through their respective Service Organizations. The Service Organizations are responsible for the transmittal of redemption requests by their customers to Goldman Sachs. In order to facilitate timely transmittal of redemption re-quests, Service Organizations have established procedures by which redemption requests must be made and times by which redemption requests must be received by them. Additional documentation may be required when deemed appropriate by a Service Organization.

  A Service Organization may redeem such Shares without charge upon request on any Business Day at the net asset value next determined after receipt by Goldman Sachs of the redemption request. Redemption requests may be made by telephoning Goldman Sachs at 800-621-2550 or by a written request addressed to Goldman Sachs, Attention: Shareholder Services, Goldman Sachs Trust, 4900 Sears Tower, Chicago, Illinois 60606. It may be difficult to implement redemp-tions by telephone in times of drastic economic or market changes.

  In an effort to prevent unauthorized or fraudulent redemption requests by telephone, Goldman Sachs employs reasonable procedures specified by the Trust to confirm that such instructions are genuine. Among other things, any redemp-tion request that requires money to go to an account or address other than that designated on the Account Information Form must be in writing and signed by an authorized person designated on the Account Information Form. Any such written request is also confirmed by telephone with both the requesting party and the designated bank account to verify instructions. Other procedures may be implemented from time to time. If reasonable procedures are not implemented, the Trust may be liable for any loss due to unauthorized or fraudulent trans-actions. In all other cases, neither the Trust nor Goldman Sachs will be re-sponsible for the authenticity of redemption instructions received by tele-phone. A redemption may also be made with respect to certain Funds by means of the check redemption privilege described in the Statement of Additional Infor-mation. Goldman Sachs reserves the right to redeem accounts with balances be-low $500.

  Additional documentation may be required by Goldman Sachs in order to estab-lish that a redemption request has been properly authorized. A redemption re-quest will not be considered to have been received in proper form until such additional documentation has been submitted to Goldman Sachs by the Service Organization. The payment of redemption proceeds for FST Preferred Shares re-cently purchased by check will be delayed for up to 15 days until the check has cleared.

PAYMENT OF REDEMPTION PROCEEDS AND DIVIDENDS

  In accordance with the following, redemption proceeds will be wired to the record holder of FST Preferred Shares.
-------------------------------------------------------------------------------

          REDEMPTION REQUEST
            RECEIVED FROM             REDEMPTION
         SERVICE ORGANIZATION          PROCEEDS
           BY GOLDMAN SACHS           ORDINARILY             DIVIDENDS
         --------------------         ----------             ---------
        (1) In the case of the Taxable Funds (except for Government and
          Treasury Obligations Funds)
 By:     3:00 p.m.--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After:  3:00 p.m.--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (2) In the case of the Government and Treasury Obligations Funds
 By:    5:00 p.m.--N.Y. time    Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 5:00 p.m.--N.Y. time    Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (3) In the case of the Tax-Free Fund
 By:    1:00 p.m.--N.Y. time    Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 1:00 p.m.--N.Y. time    Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------
        (4) In the case of the Municipal Fund
 By:    12:00 noon--N.Y. time   Wired Same Business Day Not earned on Day
                                                        request is received
---------------------------------------------------------------------------
 After: 12:00 noon--N.Y. time   Wired Next Business Day Earned on Day
                                                        request is received
---------------------------------------------------------------------------

  The Funds will arrange for the proceeds of redemptions effected by any means to be wired as Federal Funds to the Service Organization's bank account desig-nated in the Account Information Form. Redemption proceeds will normally be wired as set forth above, but may be paid up to three Business Days after re-ceipt of the Service Organization's properly executed redemption request. For example, payment may be delayed if the Federal Reserve Bank is closed on the day redemption proceeds would ordinarily be wired. After a wire has been ini-tiated by Goldman Sachs, neither Goldman Sachs nor the Trust assumes any fur-ther responsibility for the performance of intermediaries or the FST Preferred Shareholder's Service Organization in the transfer process. If a problem with such performance arises, the FST Preferred Shareholder should deal directly with such intermediaries or Service Organization.

OTHER REDEMPTION INFORMATION

  A minimum account balance of $50 million in a Fund ($10 million if an in-vestor satisfies the minimum initial investment in any other Fund) is required to remain a FST Preferred Shareholder. A Fund may redeem all of the FST Pre-ferred Shares of any FST Preferred Shareholder whose account in that Fund has a net asset value which is less than the minimum described above. The Trust will give sixty (60) days' prior written notice to such Shareholders whose FST Preferred Shares are being redeemed to allow them to purchase sufficient addi-tional FST Preferred Shares of the Fund to avoid such redemption.

                               ----------------

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

GOLDMAN SACHS MONEY MARKET FUNDS
FST PREFERRED SHARES
4900 SEARS TOWER
CHICAGO, ILLINOIS 60606

                            TOLL FREE: 800-621-2550

                                  -----------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Shareholder and Fund Expenses..............................................
Financial Highlights.......................................................
An Introduction to the Funds...............................................
Investment Policies........................................................
Description of Securities and Investment Techniques........................
Investment Limitations.....................................................
Management.................................................................
Taxes......................................................................
Net Asset Value............................................................
Yield Information..........................................................
Organization and Shares of the Trust.......................................
Administration.............................................................
Purchase of Shares.........................................................
Reports to Shareholders....................................................
Distributions..............................................................
Exchanges..................................................................
Redemption of Shares.......................................................



FST-1PRE-MMT6K/596
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                     GOLDMAN SACHS MONEY MARKET FUNDS

                            FINANCIAL SQUARE FUNDS

                             FST PREFERRED SHARES


                                  -----------

                                  PROSPECTUS

                                  -----------

                                  MANAGED BY
                        GOLDMAN SACHS ASSET MANAGEMENT
                       A SEPARATE OPERATING DIVISION OF
                             GOLDMAN, SACHS & CO.


-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                      GOLDMAN SACHS LARGE CAP GROWTH FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                           GOLDMAN SACHS GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                             INSTITUTIONAL SHARES

                  (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)
                              One New York Plaza
                            New York, New York 10004

This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Service Shares of Goldman Sachs Large Cap Growth Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Growth Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Emerging Markets Equity Fund, dated May 1, 1997, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from institutions ("Service Organizations") that hold Service Shares for the benefit of their customers, Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.


TABLE OF CONTENTS                       Page

Introduction..........................
Investment Policies...................
Investment Restrictions...............
Management............................
Portfolio Transactions and Brokerage..
Net Asset Value.......................
Taxation..............................
Performance Information...............
Financial Statements..................
Shares of the Trust...................
Other Information.....................
Service Plan..........................
Appendix A:...........................
Appendix B:...........................
Appendix C:...........................

             The date of this Additional Statement is May 1, 1997.

GOLDMAN, SACHS & CO.                    GOLDMAN SACHS FUNDS
Distributor                             MANAGEMENT, L.P.
85 Broad Street                         Investment Adviser to
New York, New York 10004                Goldman Sachs CORE U.S. Equity Fund
                                        One New York Plaza
GOLDMAN, SACHS & CO.                    New York, New York 10004
Transfer Agent
4900 Sears Tower                        GOLDMAN SACHS ASSET MANAGEMENT
Chicago, Illinois 60606                 Investment Adviser to:
                                       Goldman Sachs CORE Large Cap Growth Fund,
                                        Goldman Sachs Growth and Income Fund,
GOLDMAN SACHS ASSET                     Goldman Sachs Growth Fund, and
MANAGEMENT INTERNATIONAL                Goldman Sachs Mid Cap Equity Fund,
Investment Adviser to:                  One New York Plaza
Goldman Sachs International Equity Fund New York, New York 10004
Goldman Sachs Asia Growth Fund,
Goldman Sachs Emerging Markets Equity Fund
140 Fleet Street
London, England EC4A 2BJ


TOLL FREE (IN U.S.).......800-621-2550

                                  INTRODUCTION

     Goldman Trust, Inc. (the "Trust") is an open-end, management investment company currently offering, through this Additional Statement, including Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Growth Fund ("Growth Fund"), Goldman Sachs Mid Cap Fund ("Mid Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Fund")(individually, a "Fund," or collectively, the "Funds").

     The Trust was organized under the laws of the State of Maryland on September 27, 1989 and was reorganized as part of a Delaware business trust on May 1, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by
shareholders.   Pursuant thereto, the Trustees have created the Funds and three additional series, and additional series may be added in the future from time to time. CORE Large Cap Growth Fund, CORE U.S. Equity Fund, Growth and Income Fund, Growth Fund, International Fund, Asia Growth Fund and Emerging Markets Fund currently offer four classes of shares: Institutional Shares, Service Shares, Class A Shares and Class B Shares. Mid Cap Fund currently offers two classes of shares: Institutional Shares and Service Shares. See "Shares of the Trust."

     Goldman Sachs Asset Management ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs") serves as investment adviser to the CORE Large Cap Growth Fund, Growth and Income Fund, Growth Fund and Mid Cap Fund. Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, serves as investment adviser the CORE U.S. Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Fund, Asia Growth Fund and Emerging Markets Fund. GSAM, GSFM and GSAMI are each sometimes referred to individually as an "Investment Adviser" and collectively, as the "Investment Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Trust ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies.
There is no assurance that each Fund will achieve its objective.

     The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual and money market funds, including fixed income and equity funds, and a range of related services. MFG is part of GSAM, a separate operating division of Goldman Sachs. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving client interests. As MFG clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain portfolio and account information. The AA can also answer inquiries about rates of return, portfolio composition and holdings and guide shareholders through operational details. An MFG client can also utilize SMART/SM/ personal computer software system which allows holders to purchase and redeem shares and also obtain portfolio and account information directly.

                             INVESTMENT POLICIES

       Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

INVESTING IN EMERGING MARKETS, INCLUDING ASIA
=============================================

       Asia Growth Fund and Emerging Markets Fund are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of Emerging Countries issuers (in the case of Emerging Markets Fund) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund) as well as the risks associated with investments quoted or denominated in foreign currencies. In addition, certain of Asia Growth Fund's and Emerging Markets Fund's potential investment and management techniques entail special risks. There can be no assurance that either Fund will achieve its investment objective. GSAMI believes that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead. Asia Growth Fund concentrates on companies that GSAMI believes are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. See "Investment Objectives and Policies" and "Risk Factors" in the Prospectus and "Emerging Country Securities" in this Additional Statement.

     The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Asian countries have been relatively attractive. See "Risk Factors" in the Prospectus.

     Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

     Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Asian markets may also affect a Fund's ability to accurately value their portfolio securities or to acquire or dispose of securities at the price and time they wish to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commission or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Asia Growth Fund and Emerging Markets Fund. A Fund may be required to establish special custodial or other arrangemetns before investing in certain emerging countries.

     Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Fund's assets.

     Asia Growth Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

     The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of Asia Growth Fund is uninvested and no return is earned on such assets. The inability of Asia Growth Fund to make intended security purchases or sales due to settlement problems could result either in losses to Asia Growth Fund due to subsequent declines in value of the portfolio securities or, if Asia Growth Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

CORE LARGE CAP GROWTH FUND AND CORE U.S. EQUITY FUND
----------------------------------------------------

     Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

     The investment strategy of CORE Large Cap Growth Fund and CORE U.S. Equity Fund will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's annual gross income be derived from the sale or other disposition of stocks or securities (including options and futures contracts) held for less than three months.

     Since normal settlement for equity securities is three trading days, the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of the Fund's net assets. The Funds may purchase futures contracts on the S&P BARRA Growth Index (in the case of CORE Large Cap Growth Fund) or the S&P 500 Index (in the case of CORE U.S. Equity Fund) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODEL.   The Multifactor Model is a sophisticated
computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g., price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

     Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

     The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the nature of the Multifactor Model or the method of applying the Multifactor Model) may include:
(i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Funds use futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.


INTERNATIONAL FUND
------------------

     International Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAM and GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Fund's portfolio through a three-stage investment process. Because International Fund is a long-term holder of stocks, the portfolio managers adjust International Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Investment Advisers seek to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the Investment Advisers seek to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should always act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAM's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations. See "Investment Policies" and "Advisory and Administrative Services."

     The members of GSAM and GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.



CORPORATE DEBT OBLIGATIONS
--------------------------

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity Fund may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of the Growth and Income Fund, Growth Fund, Growth Fund, Mid Cap Fund and Emerging Markets Fund to dispose of a particular security when necessary to meet its redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Growth and Income Fund, Growth Fund, Mid Cap Funds and Emerging Markets Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

ZERO COUPON BONDS
-----------------

     A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity.

Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for tax and accounting purposes which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund's distribution obligations. See "Taxation."

CUSTODIAL RECEIPTS
------------------

     Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
-------------------------------------------

     Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in mortgage-backed and asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owned on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

     Each Fund may purchase and sell futures contracts. Each Fund, other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund, may also purchase and write options on futures contracts. CORE Large Cap Growth Fund and CORE U.S. Equity Fund may only purchase and sell futures contracts on the S&P/BARRA Growth Index or S&P 500 Index, respectively. The other Funds may purchase and sell futures contracts based upon various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and, except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund, related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on certain foreign exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that the Fund has acquired or expects to acquire.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities and securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or (with the exception of CORE Large Cap Growth Fund and CORE U.S. Equity Fund) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Such futures contracts may (except in the case of CORE Large Cap

Growth Fund and CORE U.S. Equity Fund) include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may sell futures contracts on a particular currency in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting such Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (upon exercise of the option) which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and (except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund) will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes --i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated or quoted in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward futures contracts and (except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund) will engage in related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes. See "Taxation."

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets, as permitted by applicable law, in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


     Perfect correlation between a Fund's futures positions and portfolio positions may be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest, although CORE Large Cap Growth Fund and CORE U.S. Equity Fund have no present intention of doing so. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that the Fund would have deposited with its custodian cash or liquid, high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining cash or liquid assets, as permitted by applicable law, (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets, as permitted by applicable law, with a value equal to the exercise price in a segregated account with its custodian.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter party to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest, although Select Equity Fund has no present intention of doing so. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Advisers. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on an Investment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.



REAL ESTATE INVESTMENT TRUSTS ("REITS")
---------------------------------------

     Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders
provided they comply with certain requirements under the Code.   A Fund will
indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Trust Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by an Investment Adviser for investment by the Fund. CORE U.S. Equity Fund has no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Investment Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. International Fund, Asia Growth Fund and Emerging Markets Fund may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.



     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the

Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity Fund) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (except CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

     A Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets".


EMERGING COUNTRY SECURITIES
---------------------------

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Growth and Income Fund, Growth Fund and Mid Cap Fund may enter into forward foreign currency exchange contracts for hedging purposes.

International Fund, Asia Growth Fund and Emerging Markets Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     International Fund, Asia Growth Fund and Emerging Markets Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. International Fund, Asia Growth Fund and Emerging Markets Fund may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     A Fund's custodian will place cash or liquid assets, as permitted by applicable law into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of International Fund, Asia Growth Fund and Emerging Markets Fund forward contracts entered into to increase total return. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

     Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

     WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may write (sell) covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses . The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     International Fund, Asia Growth Fund and Emerging Markets Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, International Fund, Asia Growth Fund and Emerging Markets Fund may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates such Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate such Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written upt and call options, see "Written Covered Options" above.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by such Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     In addition to using options for the hedging purposes described above, International Fund, Asia Growth Fund and Emerging Markets Fund may use options on currency to seek to increase total return. International Fund, Asia Growth Fund and Emerging Markets Fund may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, International Fund, Asia Growth Fund and Emerging Markets Fund may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, International Fund, Asia Growth Fund and Emerging Markets Fund accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     International Fund, Asia Growth Fund and Emerging Markets Fund would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. International Fund, Asia Growth Fund and Emerging Markets Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise International Fund, Asia Growth Fund and Emerging Markets Fund would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by either Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. International Fund, Asia Growth Fund and Emerging Markets Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Funds would realize either no gain or a loss on the purchase of the put option.

     SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS
--------------

     The International Fund, Asia Growth Fund and Emerging Markets Fund may, with respect to 5% of their net assets, enter into currency swaps for hedging purposes and to seek to increase total return. Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Advisers believe that swaps do not constitute senior securities as defined in the Act, and, accordingly, will not treat them
as being subject to a Fund's borrowing restrictions.   An amount of cash or
liquid assets, as permitted by applicable law having an aggregate net asset value at least equal to the entire amount of the payment stream payable by the Fund will be maintained in a segregated account by the Fund's custodian.

     A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that currency swaps are illiquid investments that are subject to each Fund's 15% limitation on such investments.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by an Investment Adviser to be of good standing, and when, in the judgment of the Investment Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If an Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets, as permitted by applicable law in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

     A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Investment Adviser.

REPURCHASE AGREEMENTS
---------------------

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and, generally, for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Investment Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Investment Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the Funds. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 1, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the Funds. The investment objective of each other Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in each Fund's Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 1, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

       The Company may not on behalf of any Fund:
       ==========================================

     (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

     (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

     (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

     (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

     (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

     (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

     (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders:

     (a) Invest in companies for the purpose of excercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowing exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.


                                   MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.



NAME, AGE                POSITIONS                 PRINCIPAL OCCUPATION(S)


AND ADDRESS              WITH TRUST                DURING PAST 5 YEARS
-----------              ----------                -------------------
Ashok N. Bakhru, 53       Chairman                  Executive Vice President - Finance and
1325 Ave. of Americas     & Trustee                 Administration and Chief Financial Officer,
New York, NY  10019                                 Coty Inc. (since April 1996); President, ABN Associates (since June 1994)
                                                    Retired. Senior Vice President of Scott Paper Company (until June 1994);
                                                    Director of Arkwright Mutual Insurance Company; Trustee of International House
                                                    of Philadelphia; Member of Cornell University Council; Trustee of the Walnut
                                                    Street Theater.

*David B. Ford, 51        Trustee                   General Partner, Goldman Sachs, (since 1986);
One New York Plaza                                  Chairman and Chief Executive Officer, Goldman
New York, NY  10004                                 Sachs Asset Management (since December 1994).

*Douglas C. Grip, 35      Trustee                   Vice President, Goldman Sachs (since May 1996);
One New York Plaza                                  & President  formerly, President, MFS Retirement Services Inc.,
New York, NY  10004                                 of Massachusetts Financial Services (prior thereto).

John P. McNulty, 44       Trustee                   Managing Director, Goldman Sachs (since
One New York Plaza                                  General Partner of Goldman Sachs (1990-1994  1966);
New York, NY  10004                                 and 1995-1996); Co-Head of GSAM (since
November 1995); Limited
Partner of Goldman
Sachs (1994 to November
1995).

Mary P. McPherson, 60     Trustee                   President of Bryn Mawr College (since 1978);
 Taylor Hall                                        Director of Bryn Mawr College Josiah Macy,
 Bryn Mawr, PA 19010                                Jr, Foundation (since 1977); director of the
                                                    Philadelphia Contributionship (since 1985);
                                                    Director of Amherst College (since 1986); director
                                                    of Dayton Hudson Corporation (since 1988);
                                                    Director of the Spencer Foundation (since 1993);
                                                    and member of PNC Advisory Board (since 1993).

*Alan A. Shuch, 47        Trustee                   Director and Vice President of Goldman
 One New York Plaza                                 Funds Management Inc. (from April 1990 to
 New York, NY  10004                                Sachs November 1994); President and Chief
                                                    Operating Officer, GSAM (from September
                                                    1988 to November 1994); Limited Partner,
                                                    Goldman Sachs (since December 1994).


NAME, AGE                 POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST                DURING PAST 5 YEARS
-----------               ----------                -------------------

Jackson W. Smart, 66       Trustee                    Chairman and Chief Executive Officer, MS
One Northfield Plaza #218                             Communications Inc.(a company engaged in radio
Northfiled, IL  60093                                 broadcasting) (since November 1988),
                                                      Director, Federal Express Corporation and
                                                      North American Private Equity Group (a
                                                      venture capital fund).


William H. Springer, 67    Trustee                    Vice Chairman and Chief Financial and
701 Morningside Drive                                 Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                1991) of Ameritech (a telecommunications holding company; February 1987 to retirement in August 1992) and Vice Chairman, Chief Financial and
                                                      Administrative Officer, prior thereto; Director American Information
                                                      Technologies Corporation; Director, Walgreen Co. (a retail drug store busi ness); Director of Baker, Fentress & Co. (a closed-end, non-diversified management investment company) (April 1992 to present).


Richard P. Strubel, 57     Trustee                    Managing Director, Tandem Partners, Inc. (since
70 West Madison St.                                   1990); Suite 1400 President and Chief Executive
Chicago, IL  60602                                    Officer, Microdot, Inc. (a diversified
                                                      manufacturer of fastening systems and
                                                      connectors)(January 1984 to October 1994).


*Scott M. Gilman, 37       Treasurer                  Director, Mutual Funds Administration, Goldman
One New York Plaza                                    Sachs Asset Management (since April 1994);
New York, NY  10004                                   Assistant Treasurer, Goldman Sachs Funds
                                                      Management, Inc. (since March 1993); Vice
                                                      President, Goldman Sachs (since March
                                                      1990).

*John M. Perlowski, 32     Assistant                  Vice President, Goldman Sachs (since July 1995);
One New York Plaza         Treasurer                  Director, Investors Bank and Trust, November 1993
New York, NY  10004                                   to July 1995); Audit Manager of Arthur Andersen
                                                      LLP (prior thereto).

*Pauline Taylor, 50        Vice                       Vice President of Goldman Sachs (since June

4900 Sears Tower           President                  1992); Chicago, IL  Director Shareholder Servicing
 60606                                                (since June 1992).

NAME, AGE                  POSITIONS                  PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST                 DURING PAST 5 YEARS
-----------                ----------                 -------------------
*John W. Mosior, 58        Vice                        Vice President, Goldman Sachs and Manager
4900 Sears Tower           President                   of Shareholder Servicing of GSAM (since
Chicago, IL  60606                                     November 1989).

*Nancy L. Mucker, 47       Vice                        Vice President, Goldman Sachs (since April 1985);
4900 Sears Tower           President                   Manager of Shareholder Servicing of GSAM
Chicago, IL  60606                                     (since November 1989).

*Michael J. Richman, 36    Secretary                   Associate General Counsel of Goldman Sachs
85 Broad Street                                        Asset Management (since February 1994); Vice
New York, NY 10004                                     President and Assistant General Counsel of
Goldman Sachs (since June 1992);  Counsel to the       Funds Group, GSAM (since June 1992);
Partner,                                               Hale and Dorr (September 1991 to June 1992).

*Howard B. Surloff, 31     Assistant                   Assistant General Counsel and Vice President,
85 Broad Street                                        Assistant Secretary Goldman Sachs (since Novem
New York, NY  10004                                    ber 1993 and May 1994, respectively ); Counsel
                                                       to the Funds Group, Goldman Sachs Asset
Management (since November 1993);                      Associate of Shereff Friedman, Hoffman & Goodman
                                                       (prior thereto).

*Steven E. Hartstein, 33   Assistant                   Legal Products Analyst, Goldman Sachs (June
85 Broad Street             Secretary                  1993 to present); Funds Compliance Officer,
New York, NY 10004                                     Citibank Global Asset Management (August 1991
                                                       to June 1993).

*Deborah Robinson, 25      Assistant                   Administrative Assistant, Goldman Sachs since
85 Broad Street             Secretary                  January 1994. Formerly at Cleary Gottlieb, Steen
New York, NY 10004                                     and Hamilton.

*Kaysie P. Uniacke, 36     Assistant                   Vice President and Senior Portfolio Manager,
One New York Plaza          Secretary                  Goldman Sachs Asset Management (since 1988).
New York, NY 10004


*Elizabeth D. Anderson, 27 Assistant                   Portfolio Manager, GSAM (since April 1996);
Junior One New York Plaza   Secretary                  Portfolio Manager, Goldman Sachs Asset

New York, NY  10004                                    Management (since 1993). Funds Trading
Assistant, GSAM (1993-1995). Compliance                Analyst,Prudential Insurance (1991-1993).


     Each interested Trustee and officer holds comparable positions with certain other investment companies of which GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.



The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                        Pension or       Total
                                        Retirement       Compensation
                                        Benefits         from Goldman Sachs
                        Aggregate       Accrued as       Mutual Funds
                        Compensation    Part of          (including the
Name of Trustee         from the Funds  Funds' Expenses  Funds)*
---------------         --------------  ---------------  -------

Paul C. Nagel, Jr.**    $_________        $0             $_________
Ashok N. Bakhru         $_________        $0             $_________
Marcia L. Beck***       $_________        $0             $_________
David B. Ford           $_________        $0             $_________
Alan A. Shuch           $_________        $0             $_________
Jackson W. Smart        $_________        $0             $_________
William H. Springer     $_________        $0             $_________
Richard P. Strubel      $_________        $0             $_________

______________

     * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.
    **  Retired as of June 30, 1996.
   ***  Resigned as President and Trustee on May 1, 1996.


MANAGEMENT SERVICES

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity Fund. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to CORE Large Cap Growth Fund, Growth and Income Fund, Growth Fund and Mid Cap Fund. GSAMI, 140 Fleet Street, London, England, EC4A 2BJ acts as the investment adviser to International Fund, Asia Growth Fund and Emerging Markets Fund. See "Management" in the Funds' Prospectus for a description of the applicable Investment Adviser's duties as investment adviser or subadviser and GSAM's duties as administrator to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Investment Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $160 million, Goldman Sachs' Global Investment Research Department covers approximately 1,700 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Investment Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Investment Advisers have access to Goldman Sachs' economics research. The Economics Research Department, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories: Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets in International Fund's portfolio among various currencies, GSAM and GSAMI will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, GSAM and GSAMI will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for the International Fund's investment objective and criteria.

       Each Fund's management agreement provides that the Investment
Advisers may render similar services to others so long as the services provided by the Investment Advisers thereunder are not impaired thereby.

     The CORE Large Cap Growth Fund and Growth Fund management agreement was initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on January 28, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund). Each Fund's agreement will remain in effect until June 30, 1998 and from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and (b) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval. Each advisory agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Investment Adviser and by the Investment Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Investment Advisers are entitled to receive the fees listed below, payable monthly of such Funds average daily net assets. In addition, the Investment Adviser voluntarily agreed to limit its management fee to an annual rate also listed below:


                                 Management with  Management without
Fund                             Fee Limitations  Fee Limitations
----                             ---------------  ---------------

GSAM
CORE Large Cap Growth Fund            1.00%
Growth and Income Fund                0.70%
Growth Fund
Mid Cap Fund                          1.00%

GSFM
CORE U.S. Equity Fund                 0.75%

GSAMI
International Fund                    1.00%
Asia Growth Fund                      1.00%
Emerging Markets Fund



     The Investment Advisers may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     For the last three fiscal years the amounts of the advisory fees incurred by each Fund then in existence were as follows:


                                      1997             1996           1995
                                      ----             ----           ----


CORE Lareg Cap Growth Fund/1/          N/A              N/A           N/A
CORE U.S. Equity Fund/5/                           $  578,721      $462,255/2/
Growth and Income Fund                              1,748,649       621,416
Growth Fund
Mid Cap Fund/4/                                       391,234         N/A
International Fund/2,6/                               698,718       796,627
Asia Growth Fund/2,3/                               1,172,731       414,813
Emerging Markets Fund/1/
---------------------------


1    Not operational.
2 Does not give effect to the agreement (which was not in effect during such fiscal years) by the Investment Advisers to limit management fees to 0.44%, 0.23% and 0.71% of CORE U.S. Equity Fund's, International Fund's and Asia Growth Fund's average daily net assets.
3    Commenced operations on July 8, 1994.
4    Commenced operations on August 1, 1995.
5 Gives effect to the agreement (which was in effect as of June 15,1995) by GSFM to limit management fees to 0.44% of the CORE U.S. Equity Fund's average daily net assets. For the fiscal year ended January 31, 1996 and 1997, had limitations not been in effect, CORE U.S. Equity Fund would have paid $679,759 and $____________, respectively, in investment management fees.
6 For the fiscal years ended January 31, 1995, 1996 and 1997, International Fund paid GSAMI subadvisory fees of $1,593,255, $1,397,436 and $____________ (which does not include the effect of the waiver to 0.48 of 1%, which is currently in effect), respectively.


     Pursuant to the management agreements, in addition to managing the portfolio investments, the Investment Advisers responsibilities include, subject to the general supervision of the Trustees, (a) providing supervision of all aspects of the Trust's non-investment operations (the parties giving due recognition to the fact that certain of such operations are performed by others pursuant to agreements with each Fund), (b) providing the Trust, to the extent not provided pursuant to its custodian and transfer agency agreements or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Trust, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Trust's expense, of its tax returns, reports to shareholders, periodic updating of the prospectuses and reports filed with the SEC and other regulatory authorities, (d) providing the Trust, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, and (e) maintaining all of the Trust's records other than those maintained pursuant to such agreements.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers and Goldman Sachs and their affiliates in the management of, or their interests in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede the Funds' investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Investment Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on the Funds' performance. Such transactions, particularly in respect to proprietary accounts or customer accounts other than those included in the Investment Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Investment Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in the good faith discretion of such entities to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Advisers and/or the affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Investment Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs, J. Aron and other affiliates. An Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts, could conflict with the transactions and strategies employed by the Investment Advisers in managing the Funds.

     The results of a Fund's investment activities may differ significantly from the results achieved by an Investment Adviser and its affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding a Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which a Fund invests.

     In addition, certain principals and certain of the employees of the Investment Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Investment Adviser may enter into transactions and invest in currencies or other instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may not have an incentive to assure that a Fund obtains the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause their clients to take actions adverse to the interests of the client. To the extent that affiliate transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of such Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. A large redemption of Fund shares by Goldman Sachs could significantly reduce the asset size of a Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of CORE U.S.Equity Fund, Growth and Income Fund, Mid Cap Fund, International Fund and Asia Growth Fund; CORE Large Cap Growth Fund and Growth Fund; and Emerging Markets Fund, dated February 1, 1993, as amended as of January 30, 1996, January 28, 1997 and April 23, 1997, respectively. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries and (ix) render certain other miscellaneous services. Goldman Sachs is not entitled to receive a fee from the CORE U.S., International and Asia Growth and Emerging Markets Funds with respect to the Institutional and Service Shares of such Funds. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee with respect to the Institutional and Service Shares of the CORE Large Cap Growth Fund, Growth and Income Fund, Growth Fund and Mid Cap Fund equal to 0.04% of the net assets of each Fund attributable to such classes of shares. Transfer agency fees paid by a Fund with respect to a particular class are allocated to the shares of such class.

     For the last three fiscal years the amounts paid to Goldman Sachs by each Fund's Institutional Class then in existence for transfer agency services performed were as follows:


                                 1997   1996
                                 ----   ----

CORE Large Cap Growth Fund/4/    N/A   N/A
CORE U.S. Equity Fund/1/              $11,571
Growth and Income Fund/3/              N/A
Growth Fund/4/
Mid Cap Fund/2/                       26,082
International Fund/3/                  N/A
Asia Growth Fund/3/                    N/A
Emerging Markets Fund/4/         N/A   N/a
---------------------------

1    The Institutional Class commenced operations on June 15, 1995.
2    Commenced operations on August 1, 1995.
3 Institutional classes were not in existence for the fiscal year ended January 31, 1996.
4    Not operational.

     The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

EXPENSES

     Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses borne by a Fund include, without limitation, the fees payable to the Investment Advisers, the fees payable to GSAM, the fees and expenses of the Fund's custodian and subcustodians, transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, the fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to a Fund's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to a distribution, authorized dealer service plan or service plan compensation and expenses of the Trust's "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

     Each Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding transfer agency fees estimated to be 0.04% of average daily net assets (applicable to the Growth and Income Fund and Mid Cap Fund only), management fees and fees under service, distribution and authorized dealer service plans, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06%, 0.11%, 0.06%, 0.24%, 0.24% per annum of the average daily net assets, respectively, of the CORE U.S. Equity Fund, Growth and Income Fund, Mid Cap Fund, International Fund, Asia Growth Fund and Emerging
Markets Fund. Such limits are calculated monthly and, although it has no current intention to do so, may be discontinued or modified by the Investment Adviser at its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Investment Adviser's costs of performing certain accounting services not being provided by the Funds' custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:

                                 1997    1996     1995
                                 ----    ----     ----

CORE Large Cap Growth Fund/1/    N/A   N/A       N/A
CORE U.S. Equity Fund                  $110,581  N/A
Growth and Income Fund                   0       106,725
Growth Fund                      N/A   N/A       N/A
Mid Cap Fund/2/                          85,815  N/A
International Fund                     N/A       N/A
Asia Growth Fund/3/                      0       135,905
--------------------

1  Not operational.
2  Commenced operations on August 1, 1995.
3  Commenced operations on July 8, 1994.

     Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by an amount (if any) that the Fund's expenses would exceed the expense limitations applicable to such Fund imposed by states securities administrators, as such limitations may be lowered or raised from time to time. These expense limitations apply to the management fees paid by each Fund, but do not apply to taxes, interest, brokerage fees and distribution, authorized dealer and service fees and, where permitted, extraordinary expenses such as for litigation. The Investment Advisers will reduce their respective fees by the amount of such excess in amounts proportionate to such management fees.

     Currently, the most restrictive expense limitation of state securities commissions of which the Trust is aware is 2-1/2% of a Fund's average daily net assets up to $30 million, 2% of the next $70 million of such assets and 1-1/2% of such assets in excess of $100 million.

CUSTODIAN AND SUB-CUSTODIANS

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

     __________________, independent public accountants, One International Place, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, _____________________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. A Fund will not deal with Goldman Sachs in any transaction in which Goldman Sachs acts as principal.

     In placing orders for portfolio securities of a Fund, the Investment Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Investment Adviser will generally seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Investment Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Investment Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Investment Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Investment Advisers in providing management services for the Trust. In addition, the Investment Advisers are authorized to take into account sales of shares of the Funds and other funds in the Goldman Sachs Group of Funds in allocating purchase and sale orders of portfolio securities provided that the Investment Advisers believe that the quality of the transaction and commissions comparable to other qualified terms.

     On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Investment Adviser or an affiliate acts as investment adviser or subadviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates and whether the broker provides research and investment services. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Investment Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

     In addition, Goldman Sachs, as a member firm of the New York Stock Exchange, may effect exchange transactions and receive compensation therefor if expressly so authorized in a written contract with the Trust. The Trust on behalf of each Fund has entered into such a contract with Goldman Sachs. Goldman Sachs will provide the Trust at least annually with a statement setting forth the total amount of all compensation retained by Goldman Sachs in connection with effecting transactions for the accounts of the Funds. The Trustees will review and approve all the Fund's portfolio transactions with Goldman Sachs and the compensation received by Goldman Sachs in connection therewith. The Trust, of course, will effect its portfolio transactions in a manner consistent with all applicable laws.

     For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                 Total                Total            Brokerage
                                               Brokerage            Amount of         Commissions
                                 Total        Commissions          Transaction           Paid
                               Brokerage        Paid to              on which         to Brokers
                              Commissions     Affiliated           Commissions         Providing
                                 Paid           Persons                Paid            Research
                              -----------     -----------          -----------         ----------
Fiscal Year Ended:

January 31, 1997
----------------

CORE Large Cap Growth Fund
CORE U.S. Equity Fund
Growth and Income Fund
Growth Fund
Mid Cap Fund/(3)/
International Fund
Asia Growth Fund
Emerging Markets Fund

January 31, 1996
----------------

Select Equity Fund             $  121,424  $      0(0%)/(2)/  $ 148,427,497(0%)/(3)/          -0-
Growth and Income Fund            841,605    71,218(8%)/(2)/    425,040,430(9%)/(3)/          -0-
Mid-Cap  Fund/(3)/                315,212    40,935(13%)/(1)/   142,547,552(11%)/(2)/          -0-
International Fund              1,260,992    13,629(1%)/(2)/    359,700,166(1%)/(3)/          -0-
Asia Growth Fund                1,676,525     3,778(0%)/(2)/    247,662,049(2%)/(3)/          -0-

January 31, 1995
----------------------------

CORE U.S. Equity Fund          $  119,192  $     0 (0%)/(1)/  $  99,616,396(0%)/(2)/          -0-
Growth and Income Fund            637,080   77,404(12%)/(1)/    468,165,610(7%)/(2)/          -0-
International Fund              1,799,525         0(0%)/(1)/    546,364,113(0%)/(2)/          -0-
Asia Growth Fund/(4)/           1,002,148    67,754(7%)/(1)/    171,880,775(2%)/(2)/          -0-


January 31, 1994
----------------

CORE U.S. Equity Fund          $  187,041  $  3,857(2%)/(1)/   $306,043,566(1%)/(2)/  -0-
Growth and Income Fund/(5)/     2,974,075   274,704(9%)/(1)/    74,091,306(27%)/(2)/  -0-
International Fund/(6)/           765,594         0(0%)/(1)/    202,360,486(0%)/(2)/  -0-
----------------------------------

(1)  Percentage of total commissions paid.
(2) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
(3)   Mid-Cap Equity Fund commenced operations on August 1, 1995.
(4)  Asia Growth Fund commenced operations on July 8, 1994.
(5)  Growth and Income Fund commenced operations on February 5, 1993.
(6)  International Fund commenced operations on December 1, 1992.

     During the fiscal year ended January 31, 1997, the Trust acquired and sold securities of its regular broker-dealers: [ insert names of brokers.] As of January 31, 1997, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands): [ Insert name of fund, broker name and dollar amount.]

                                NET ASSET VALUE

     Under the Act, theTrustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund (assets, including securities at value, minus liabilities) divided by the number of shares outstanding of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of a Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the Nasdaq National Market ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked price; (c) exchange traded options and futures contracts will be valued at the last sale price in the market where such contracts are principally traded; (d) forward foreign currency exchange contracts will be valued using a pricing service (such as Reuters), then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (e) debt securities, other than money market instruments, will be valued on the basis of dealer-supplied quotation or by using a pricing service approved by the Trustees if such prices are believed by the Investment Advisers to accurately represent market value. Money market instruments, which are defined as those debt securities with a remaining maturity of 60 days or less, will be valued at amortized costs; (f) overnight repurchase agreements will be valued at cost and term repurchase agreements will be valued at the average of bid quotations obtained daily from at least two recognized dealers; (g) OTC options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (h) all other securities, including those for which a pricing service supplies no quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with procedures established by the Trustees.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Funds' net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in the Funds' calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment may be made.

     The proceeds received by each Fund and each other series of the Trust (as defined herein under "Shares of the Trust") established by the Trustees for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Fund or series except where allocations of direct expenses can otherwise be fairly made.

                            PERFORMANCE INFORMATION

     A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total returns and yield are computed pursuant to formulas specified by the SEC.

     Yield is computed by dividing net investment income earned: during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price (net asset value in the case of Institutional and Service Shares) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment made at the maximum public offering price (net asset value in the case of Institutional and Service Shares) with all distributions reinvested at the beginning of such period equal to the actual total value of such investment at the end of such period. The following tables indicate the total return (capital changes plus reinvestment of all distributions on a hypothetical investment of $1,000 in the Funds) for the periods indicated.

     Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time, the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measure the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit account (MMDAs), checking accounts, saving accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index; (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), and the Morgan Stanley Capital International combined Asia ex Japan Free Index, the Morgan Stanley Capital Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; and (t) the FT-Actuaries Europe and Pacific Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

     The CORE Large Cap Growth Fund and Growth Fund were organized on May 1, 1997 and have no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the Securities and Exchange Commission, the Funds have adopted the adjusted performance record of a Separate Account for periods prior to the Funds' commencement of operations. Any quotation of performance data of these Funds relating to this period will include the adjusted performance record of the applicable Separate Account. The performance record of the Separate Account quoted by the Fund has been adjusted downward based on the expenses applicable to Institutional and Service Shares to reflect the expenses expected to be incurred by the Funds as stated in the Expense table in the Prospectus. These expenses include any charges imposed on and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to [____________], each Separate Account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, each Separate Account was not registered as an investment company under the 1940 Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the 1940 Act. If the Separate Account had been registered as an investment company under the 1940 Act, the Separate Account's performance may have been adversely affected by such restrictions and requirements. On [___________], Separate Account transferred a substantial portion of its assets to the Fund in exchange for Fund shares.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)



                          Investment  Investment  Average
Fund                      Date        Period      Annual
----                      ----------  ----------  ------

CORE U.S.                  5/24/91*    ended
Equity Fund                            1/31/97
Class A Shares

-Assumes 5.5% sales charge

-Assumes no sales charge
                            2/1/96     one year
                                       ended
                                       1/31/97
-Assumes 5.5% sales charge

-Assumes no sales charge

                            2/1/92      five years
                                        ended
                                        1/31/97
-Assumes 5.5% sales charge

-Assumes no sales charge


CORE U.S. Equity Fund-
Institutional Shares         6/15/95*   ended
                                        1/31/96

-Assumes 5.5% sales charge                            N/A

-Assumes no sales charge                             20.14%**

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                       Investment   Investment  Average
Fund                   Date         Period      Annual
----                   ----         ------      ------

Growth
and Income                 2/5/93*   ended
Fund Class A Shares                  1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                           2/1/96    one year
                                     ended
                                     1/31/97

-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

International
Fund                       12/1/92*  ended
Class A Shares                       1/31/97


-Assumes 5.5% sales charge                       %
                                                 %
-Assumes no sales charge

                                      one year
                                      ended
                           2/1/96     1/31/97


-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)


                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------

Asia Growth                             ended
Fund                       7/8/94*      1/31/97
Class A Shares

-Assumes 5.5% sales charge                              %

-Assumes no sales charge                                %
                                        one year
                                        ended
                           2/1/96       1/31/97

-Assumes 5.5% sales charge                              %

-Assumes no sales charge                                %

Mid Cap                                 ended
Fund-Institutional         8/1/95*      1/31/97
Shares


-Assumes 5.5% sales charge                              N/A
                                                        %**
-Assumes no sales charge

                                        one year
                                        ended
                           2/1/96       1/31/97


-Assumes 5.5% sales charge                              %

-Assumes no sales charge                                %

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS


                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------
CORE U.S.               5/24/91*     ended
Equity Fund                          1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                        2/1/96       one year
                                     ended
                                     1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %


CORE U.S. Equity Fund-  6/15/95*     ended
Institutional Shares                 1/31/97

-Assumes 5.5% sales charge                       N/A

-Assumes no sales charge                         %**

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------
Growth
and Income              2/5/93*      ended
Fund                                 1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                        2/1/96       one year
                                     ended
                                     1/31/97

-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %


International
Fund                    12/1/92*     ended
                                     1/31/97

-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                                     one year
                                     ended
                        2/1/96       1/31/97


-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                           VALUE OF $1,000 INVESTMENT
                                (TOTAL  RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------
Asia Growth                          ended
Fund                    7/8/94*      1/31/97

-Assumes 5.5% sales charge                        %

-Assumes no sales charge                          %
                                     one year
                                     ended
                        2/1/95       1/31/97

-Assumes 5.5% sales charge                        %

-Assumes no sales charge                          %


Mid Cap                              ended
Fund-Institutional      8/1/96*      1/31/97
Shares

-Assumes 5.5% sales charge                         N/A

-Assumes no sales charge                           %**

                                     one year
                                     ended
                        2/1/95       1/31/97

-Assumes 5.5% sales charge                         %

-Assumes no sales charge                           %

================================================================================
*    Commencement of Operations

** An aggregate total return (not annualized) is shown instead of an average annual total return since the Institutional Class has not completed a full twelve months of operations.

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived from an investment in a Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services provided in support of an asset allocation program.

     A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

     Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return calculations with respect to each class of shares of a Fund for the same period will differ.

                              SHARES OF THE TRUST

     The Trust was established as a Maryland corporation by Articles of Incorporation dated ________ and reorganized as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.

     The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the following shares of the Mid-Cap Fund into two classes: Institutional and Service Shares. CORE U.S. Equity Fund, Growth and Income Fund, International Fund and the Asia Growth Funds have been classified into four classes: Institutional Shares, Service Shares, Class A Shares and Class B Shares. As of January 31, 1997, there were no Service Shares of any Fund outstanding. Each other series of the Trust has Class A Shares and Class B Shares outstanding.

     Each Institutional Share, Service Share, Class A Share and Class B Share of a Fund represents a proportionate interest in the assets belonging to the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service

Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A Shares or Class B Shares and transfer agency fees are borne at different rates by Class A Shares or Class B Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and is entitled to different shareholder services. Currently, shares of a class may be exchanged only for shares of the same or an equivalent class of another fund. See "Exchange Privileges" in the Prospectus.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the Institution's customers. Institutional Shares may pay a transfer agency fee equal to a percentage of the average daily net assets of a Fund attributable to such class.

     Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares. Service Shares may pay a transfer agency fee equal to a percentage of the average daily net assets of a Fund attributable to Service Shares.

     Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Except for the CORE U.S. Equity Fund, International Fund, Asia Growth Fund and Emerging Markets Fund, Goldman Sachs has agreed not to impose any distribution fee. Goldman Sachs has no current intention of modifying or discontinuing such limitation but may do so in the future at its discretion. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares. Class A Shares pay a transfer agency fee equal to $12,000 per year plus $7.50 per account together with out-of-pocket and transaction related expenses.

     Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares and Class B Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

     Certain aspects of the shares may be altered, after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

     As of April 15, 1997, [insert name, address, 5% or more holder and Fund name] outstanding shares.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act, applicable state law or otherwise to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. The summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL
=======

     Each Fund is a separate taxable entity and CORE Lareg Cap Growth Fund, Growth Fund and EMergind Markets Fund intends to elect and each other Fund has elected to be treated, and intends to continue to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test");
(b) such Fund derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and
(iii) foreign currencies and foreign currency options, futures and forward contracts that are not directly related to the Fund's principal business of investing in stocks or securities or options and futures with respect to stocks or securities (the "short-short test"); and (c) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. Gains from the sale or other disposition of foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities will be treated as gains from the sale of investments held less than three months under the short-short test (even though characterized as ordinary income for some purposes) if such currencies or instruments were held for less than three months. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g. partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income. In addition, future Treasury could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in accordance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss and certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below and is reduced by deductible expenses) and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the Asia Growth Fund or International Fund and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund fails to distribute at least 90% of its investment company taxable income or otherwise does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund did not pay federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are treated as if they were paid by the Fund and received by such shareholders on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax.

     For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. [insert name of funds that have capital loss carry forwards] for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the applicable Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, a Fund may be required to defer the recognition of losses on futures contracts, forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of the applicable Fund's distributions to shareholders.The short-short test described above may limit a Fund's ability to use options, futures and forward transactions as well as its ability to engage in short sales. Moreover, application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain derivatives such as interest rate or currency swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment.

     A Fund's investments in zero coupon securities or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules applicable to certain options, futures and forward contracts, as described above, may also require that income or gain be recognized without a concurrent receipt of cash. In order to distribute this income or gain, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Each Fund (other than CORE U.S. Equity Fund) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from certain foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for International Fund, Asia Growth Fund and Emerging Markets Fund, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the applicable Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If the International Fund, Asia Growth Fund and Emerging Markets Fund make this election, which is not currently anticipated, their respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the International Fund, Asia Growth Fund and Emerging Markets Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by Asia Growth Fund or International Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of International Fund, Asia Growth Fund and Emerging Markets Fund may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such Funds.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the International Fund, Asia Growth Fund and Emerging Markets Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing its investment company taxable income.

     If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as inherent in a convertible bond) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies") the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of such stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company will be eligible, subject to certain holding period and debt-financing restrictions, for the 70% dividends received deduction for corporations. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by International Fund, Asia Growth Fund and Emerging Markets Fund will qualify for the dividends received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder's tax basis in his or her shares and, after such basis is reduced to zero, will constitute capital gains to a shareholder who holds his or her shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

U.S. SHAREHOLDERS - SALE OF SHARES
==================================

     When a shareholder's shares are sold, redeemed or otherwise disposed of, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise (except as described in the next sentence) short-term. If, however, a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

     Shareholders who, as to the United States, are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors generally will be subject to U.S. withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by the Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. withholding tax on deemed income resulting from any election by Asia Growth Fund or International Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. investors should consult their tax advisers about the applicability of U.S. federal income or withholding taxes to certain distributions received by them.

Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

     The audited financial statements and related Reports of Independent Public Accountants, contained in the 1997 Annual Report of each of the Funds, are incorporated herein by reference into this Additional Statement and attached hereto.

     It is anticipated that each series of the Trust will be reorganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware business trust (the "Delaware Trust"). The initial shareholder of the CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund has approved (i) the reorganization of the Trust into the Delaware Trust and any and all matters incidental thereto, including the election of Trustees of the Delaware Trust, (ii) an Investment Agreement between the Advisers and the Delaware Trust on behalf of such Trust's series corresponding to the Fund, and
(iii) distribution and authorized dealer service plans with respect to such series' Class A and Class B Shares and a service plan with respect to such series' Service Shares, and has ratified the selection of the Delaware Trust's independent public accountants. In the event that the shareholders of the other Funds of the Trust do not approve the reorganization, the CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund may not be reorganized into the Delaware Trust.

SHAREHOLDER AND TRUSTEE LIABILITY
=================================

     DELAWARE TRUST.  Under Delaware Law, the shareholders of the Delaware Trust
     --------------
are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware Law provides that a series of the Delaware Trust will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the proposed Declaration of Trust of the Delaware Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust of the Delaware Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

     In addition to the requirements under Delaware law, the Declaration of Trust of the Delaware Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustees against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                               OTHER INFORMATION

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of the Fund.

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                   Appendix A

DESCRIPTION OF BOND RATINGS/1/

MOODY'S INVESTORS SERVICE, INC.

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

----------

/1/    The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard & Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                                      1-A

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

          Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2.  The issue or issuer belongs to a group of securities or companies that
     are not rated as a matter of   policy.

     3.  There is a lack of essential data pertaining to the issue or issuer.

     4.  The issue was privately placed, in which case the rating is not
     published in Moody's                                      publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. BB is the highest rating within the speculative grade category.

                                      2-A

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                                      3-A

                                   Appendix B


                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES



     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     .    Privately owned and ranked among Wall Street's best capitalized firms, with assets exceeding $70 billion and partners capital and subordinated liabilities of over $4.9 billion as of November 24, 1995.

     .    With thirty-one offices around the world, Goldman Sachs employs over
8,000 professionals focused on opportunities in major markets.

     .    An equity research budget of $126 million for 1996.


     .    The number one lead manager of U.S. common stock offerings for the past six years (1989-1994) with 18% of the total dollar volume.*





* Source:  Securities Data Corporation. Ranking excludes REITs, Trusts, Rights
  ====================================
and closed-end Fund offerings

                                      2-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange


1906      Goldman Sachs takes Sears Roebuck public (oldest ongoing client)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens.

1972      Dow Jones Industrial Average breaks 1000


1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

                                      3-B

                                   Appendix C

     The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

 . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

 . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

 . total stock market capitalizations of specific countries and regions on a global basis;

 .  performance of securities markets of specific countries and regions; and

 . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

                                      1-C

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                      GOLDMAN SACHS LARGE CAP GROWTH FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                           GOLDMAN SACHS GROWTH FUND
                       GOLDMAN SACHS MID CAP EQUITY FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND
                                 SERVICE SHARES

                  (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)
                              One New York Plaza
                            New York, New York 10004

This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the Prospectus for the Service Shares of Goldman Sachs Large Cap Growth Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Growth Fund, Goldman Sachs Mid-Cap Equity Fund, Goldman Sachs International Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Emerging Markets Equity Fund, dated May 1, 1997, as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from institutions ("Service Organizations") that hold Service Shares for the benefit of their customers, Goldman, Sachs & Co. at the telephone number, or writing to one of the addresses, listed below.


TABLE OF CONTENTS                       Page

Introduction..........................
Investment Policies...................
Investment Restrictions...............
Management............................
Portfolio Transactions and Brokerage..
Net Asset Value.......................
Taxation..............................
Performance Information...............
Financial Statements..................
Shares of the Trust...................
Other Information.....................
Service Plan..........................
Appendix A:...........................
Appendix B:...........................
Appendix C:...........................

             The date of this Additional Statement is May 1, 1997.

GOLDMAN, SACHS & CO.              GOLDMAN SACHS FUNDS
Distributor                       MANAGEMENT, L.P.
85 Broad Street                   Investment Adviser to
New York, New York 10004          Goldman Sachs CORE U.S. Equity Fund
                                  One New York Plaza
GOLDMAN, SACHS & CO.              New York, New York 10004
Transfer Agent
4900 Sears Tower                  GOLDMAN SACHS ASSET MANAGEMENT
Chicago, Illinois 60606           Investment Adviser to:
                                   Goldman Sachs CORE Large Cap Growth Fund,
                                   Goldman Sachs Growth and Income Fund,
GOLDMAN SACHS ASSET                Goldman Sachs Growth Fund, and
MANAGEMENT INTERNATIONAL           Goldman Sachs Mid Cap Equity Fund,
Investment Adviser to:             One New York Plaza
Goldman Sachs International Equity New York, New York 10004
 Fund
Goldman Sachs Asia Growth Fund,
Goldman Sachs Emerging Markets Equity Fund
140 Fleet Street
London, England EC4A 2BJ

Toll free (in U.S.).......800-621-2550

                                  INTRODUCTION

     Goldman Trust, Inc. (the "Trust") is an open-end, management investment company currently offering, through this Additional Statement, including Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Growth Fund ("Growth Fund"), Goldman Sachs Mid Cap Fund ("Mid Cap Equity Fund"), Goldman Sachs International Equity Fund ("International Fund"), Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Fund")(individually, a "Fund," or collectively, the "Funds").

     The Trust was organized under the laws of the State of Maryland on September 27, 1989 and was reorganized as part of a Delaware business trust on May 1, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by
shareholders.   Pursuant thereto, the Trustees have created the Funds and three additional series, and additional series may be added in the future from time to time. CORE Large Cap Growth Fund, CORE U.S. Equity Fund, Growth and Income Fund, Growth Fund, International Fund, Asia Growth Fund and Emerging Markets Fund currently offer four classes of shares: Institutional Shares, Service Shares, Class A Shares and Class B Shares. Mid Cap Fund currently offers two classes of shares: Institutional Shares and Service Shares. See "Shares of the Trust."

     Goldman Sachs Asset Management ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs") serves as investment adviser to the CORE Large Cap Growth Fund, Growth and Income Fund, Growth Fund and Mid Cap Fund. Goldman Sachs Funds Management, L.P. ("GSFM"), an affiliate of Goldman Sachs, serves as investment adviser the CORE U.S. Equity Fund. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman Sachs, serves as investment adviser to the International Fund, Asia Growth Fund and Emerging Markets Fund. GSAM, GSFM and GSAMI are each sometimes referred to individually as an "Investment Adviser" and collectively, as the "Investment Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Trust ("State Street").

     The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies.
There is no assurance that each Fund will achieve its objective.

     The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual and money market funds, including fixed income and equity funds, and a range of related services. MFG is part of GSAM, a separate operating division of Goldman Sachs. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving client interests. As MFG clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain portfolio and account information. The AA can also answer inquiries about rates of return, portfolio composition and holdings and guide shareholders through operational details. An MFG client can also utilize SMART/SM/ personal computer software system which allows holders to purchase and redeem shares and also obtain portfolio and account information directly.

                             INVESTMENT POLICIES

       Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

INVESTING IN EMERGING MARKETS, INCLUDING ASIA
=============================================

       Asia Growth Fund and Emerging Markets Fund are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of Emerging Countries issuers (in the case of Emerging Markets Fund) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund) as well as the risks associated with investments quoted or denominated in foreign currencies. In addition, certain of Asia Growth Fund's and Emerging Markets Fund's potential investment and management techniques entail special risks. There can be no assurance that either Fund will achieve its investment objective. GSAMI believes that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead. Asia Growth Fund concentrates on companies that GSAMI believes are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. See "Investment Objectives and Policies" and "Risk Factors" in the Prospectus and "Emerging Country Securities" in this Additional Statement.

     The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Asian countries have been relatively attractive. See "Risk Factors" in the Prospectus.

     Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

     Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Asian markets may also affect a Fund's ability to accurately value their portfolio securities or to acquire or dispose of securities at the price and time they wish to do so or in order to meet redemption requests.

     Transaction costs, including brokerage commission or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

     Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Asia Growth Fund and Emerging Markets Fund. A Fund may be required to establish special custodial or other arrangemetns before investing in certain emerging countries.

     Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Fund's assets.

     Asia Growth Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

     The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of Asia Growth Fund is uninvested and no return is earned on such assets. The inability of Asia Growth Fund to make intended security purchases or sales due to settlement problems could result either in losses to Asia Growth Fund due to subsequent declines in value of the portfolio securities or, if Asia Growth Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

CORE LARGE CAP GROWTH FUND AND CORE U.S. EQUITY FUND
----------------------------------------------------

     Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

     The investment strategy of CORE Large Cap Growth Fund and CORE U.S. Equity Fund will be implemented to the extent it is consistent with maintaining a Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's annual gross income be derived from the sale or other disposition of stocks or securities (including options and futures contracts) held for less than three months.

     Since normal settlement for equity securities is three trading days, the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of the Fund's net assets. The Funds may purchase futures contracts on the S&P BARRA Growth Index (in the case of CORE Large Cap Growth Fund) or the S&P 500 Index (in the case of CORE U.S. Equity Fund) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

     THE MULTIFACTOR MODEL.   The Multifactor Model is a sophisticated
computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g., price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

     Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

     The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the nature of the Multifactor Model or the method of applying the Multifactor Model) may include:
(i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Funds use futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.


INTERNATIONAL FUND
------------------

     International Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAM and GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Fund's portfolio through a three-stage investment process. Because International Fund is a long-term holder of stocks, the portfolio managers adjust International Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

     Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Investment Advisers seek to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

     Within these industries the Investment Advisers seek to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should always act in the interests of the owners and seek to maximize returns to all stockholders.

     GSAM's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations. See "Investment Policies" and "Advisory and Administrative Services."

     The members of GSAM and GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.



CORPORATE DEBT OBLIGATIONS
--------------------------

     Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity Fund may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

     An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

     The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of the Growth and Income Fund, Growth Fund, Growth Fund, Mid Cap Fund and Emerging Markets Fund to dispose of a particular security when necessary to meet its redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Investment Advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

     Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which the Growth and Income Fund, Growth Fund, Mid Cap Funds and Emerging Markets Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

     Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

     Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Investment Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

ZERO COUPON BONDS
-----------------

     A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity.

Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for tax and accounting purposes which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a Fund's distribution obligations. See "Taxation."

CUSTODIAL RECEIPTS
------------------

     Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
-------------------------------------------

     Mortgage-backed securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

     Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans which may increase the volatility of such investments relative to similarly rated debt securities. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in mortgage-backed and asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities.

     Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owned on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations.
If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
--------------------------------------------------

     Each Fund may purchase and sell futures contracts. Each Fund, other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund, may also purchase and write options on futures contracts. CORE Large Cap Growth Fund and CORE U.S. Equity Fund may only purchase and sell futures contracts on the S&P/BARRA Growth Index or S&P 500 Index, respectively. The other Funds may purchase and sell futures contracts based upon various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and, except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund, related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on certain foreign exchanges.

     FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

     When interest rates are rising or securities prices are falling, a Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When interest rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that the Fund has acquired or expects to acquire.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

     HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities and securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or (with the exception of CORE Large Cap Growth Fund and CORE U.S. Equity Fund) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Such futures contracts may (except in the case of CORE Large Cap

Growth Fund and CORE U.S. Equity Fund) include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may sell futures contracts on a particular currency in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting such Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

     OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

     The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract (upon exercise of the option) which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

     The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

     OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and (except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund) will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes --i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated or quoted in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

     As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward futures contracts and (except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund) will engage in related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes. See "Taxation."

     Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets, as permitted by applicable law, in an amount equal to the underlying value of such contracts and options.

     While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


     Perfect correlation between a Fund's futures positions and portfolio positions may be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
--------------------------------------------

     WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest, although CORE Large Cap Growth Fund and CORE U.S. Equity Fund have no present intention of doing so. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

     A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that the Fund would have deposited with its custodian cash or liquid, high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

     Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

     In addition, a written call option or put option may be covered by maintaining cash or liquid assets, as permitted by applicable law, (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

     A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

     A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets, as permitted by applicable law, with a value equal to the exercise price in a segregated account with its custodian.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter party to such option. Such purchases are referred to as "closing purchase transactions."

     PURCHASING OPTIONS. Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest, although Select Equity Fund has no present intention of doing so. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

     A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

     A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

     RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

     Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

     Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Advisers. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

     The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on an Investment Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.



REAL ESTATE INVESTMENT TRUSTS ("REITS")
---------------------------------------

     Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders
provided they comply with certain requirements under the Code.   A Fund will
indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

     Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Trust Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
----------------------------------

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by an Investment Adviser for investment by the Fund. CORE U.S. Equity Fund has no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
------------------

     Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Investment Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

     Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. International Fund, Asia Growth Fund and Emerging Markets Fund may be subject to currency exposure independent of their securities positions.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

     Since foreign issuers are generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.



     Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the

Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity Fund) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

     ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

     To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

     Each Fund (except CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may also invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

     A Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets".


EMERGING COUNTRY SECURITIES
---------------------------

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Growth and Income Fund, Growth Fund and Mid Cap Fund may enter into forward foreign currency exchange contracts for hedging purposes.

International Fund, Asia Growth Fund and Emerging Markets Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

     At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

     A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of a Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

     International Fund, Asia Growth Fund and Emerging Markets Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. International Fund, Asia Growth Fund and Emerging Markets Fund may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

     A Fund's custodian will place cash or liquid assets, as permitted by applicable law into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of International Fund, Asia Growth Fund and Emerging Markets Fund forward contracts entered into to increase total return. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

     While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause the Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

     Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

     WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS. Each Fund (except than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may write (sell) covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses . The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

     International Fund, Asia Growth Fund and Emerging Markets Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, International Fund, Asia Growth Fund and Emerging Markets Fund may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

     A call option written by a Fund obligates such Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate such Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written upt and call options, see "Written Covered Options" above.

     A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

     A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by such Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

     A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

     In addition to using options for the hedging purposes described above, International Fund, Asia Growth Fund and Emerging Markets Fund may use options on currency to seek to increase total return. International Fund, Asia Growth Fund and Emerging Markets Fund may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, International Fund, Asia Growth Fund and Emerging Markets Fund may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, International Fund, Asia Growth Fund and Emerging Markets Fund accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

     International Fund, Asia Growth Fund and Emerging Markets Fund would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. International Fund, Asia Growth Fund and Emerging Markets Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise International Fund, Asia Growth Fund and Emerging Markets Fund would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by either Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. International Fund, Asia Growth Fund and Emerging Markets Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Funds would realize either no gain or a loss on the purchase of the put option.

     SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

     There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

     A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

     The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS
--------------

     The International Fund, Asia Growth Fund and Emerging Markets Fund may, with respect to 5% of their net assets, enter into currency swaps for hedging purposes and to seek to increase total return. Inasmuch as swaps are entered into for good faith hedging purposes or are offset by a segregated account as described below, the Investment Advisers believe that swaps do not constitute senior securities as defined in the Act, and, accordingly, will not treat them
as being subject to a Fund's borrowing restrictions.   An amount of cash or
liquid assets, as permitted by applicable law having an aggregate net asset value at least equal to the entire amount of the payment stream payable by the Fund will be maintained in a segregated account by the Fund's custodian.

     A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto is considered to be investment grade by the Investment Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC takes the position that currency swaps are illiquid investments that are subject to each Fund's 15% limitation on such investments.

LENDING OF PORTFOLIO SECURITIES
-------------------------------

     Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by an Investment Adviser to be of good standing, and when, in the judgment of the Investment Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If an Investment Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
----------------------------------------------

     Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets, as permitted by applicable law in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
----------------------------------

     Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
--------------------------

     A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Investment Adviser.

REPURCHASE AGREEMENTS
---------------------

     Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by the Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

     For purposes of the Act and, generally, for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

     As with any unsecured debt instrument purchased for a Fund, the Investment Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, a Fund, together with other registered investment companies having advisory agreements with the Investment Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the Funds. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in the Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 1, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the Funds. The investment objective of each other Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in each Fund's Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Funds' fundamental investment restriction no. 1, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

       The Company may not on behalf of any Fund:
       ==========================================

     (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

     (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

     (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

     (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

     (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

     (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

     (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

     In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders:

     (a) Invest in companies for the purpose of excercising control or management.

     (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) Purchase additional securities if the Fund's borrowing exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

     (d)  Make short sales of securities, except short sales against the box.


                                   MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.



NAME, AGE                POSITIONS                 PRINCIPAL OCCUPATION(S)


AND ADDRESS              WITH TRUST                DURING PAST 5 YEARS
-----------              ----------                -------------------
Ashok N. Bakhru, 53       Chairman                  Executive Vice President - Finance and
1325 Ave. of Americas     & Trustee                 Administration and Chief Financial Officer,
New York, NY  10019                                 Coty Inc. (since April 1996); President, ABN Associates (since June 1994)
                                                    Retired. Senior Vice President of Scott Paper Company (until June 1994);
                                                    Director of Arkwright Mutual Insurance Company; Trustee of International House
                                                    of Philadelphia; Member of Cornell University Council; Trustee of the Walnut
                                                    Street Theater.

*David B. Ford, 51        Trustee                   General Partner, Goldman Sachs, (since 1986);
One New York Plaza                                  Chairman and Chief Executive Officer, Goldman
New York, NY  10004                                 Sachs Asset Management (since December 1994).

*Douglas C. Grip, 35      Trustee                   Vice President, Goldman Sachs (since May 1996);
One New York Plaza                                  & President  formerly, President, MFS Retirement Services Inc.,
New York, NY  10004                                 of Massachusetts Financial Services (prior thereto).

John P. McNulty, 44       Trustee                   Managing Director, Goldman Sachs (since
One New York Plaza                                  General Partner of Goldman Sachs (1990-1994  1966);
New York, NY  10004                                 and 1995-1996); Co-Head of GSAM (since
November 1995); Limited
Partner of Goldman
Sachs (1994 to November
1995).

Mary P. McPherson, 60     Trustee                   President of Bryn Mawr College (since 1978);
 Taylor Hall                                        Director of Bryn Mawr College Josiah Macy,
 Bryn Mawr, PA 19010                                Jr, Foundation (since 1977); director of the
                                                    Philadelphia Contributionship (since 1985);
                                                    Director of Amherst College (since 1986); director
                                                    of Dayton Hudson Corporation (since 1988);
                                                    Director of the Spencer Foundation (since 1993);
                                                    and member of PNC Advisory Board (since 1993).

*Alan A. Shuch, 47        Trustee                   Director and Vice President of Goldman
 One New York Plaza                                 Funds Management Inc. (from April 1990 to
 New York, NY  10004                                Sachs November 1994); President and Chief
                                                    Operating Officer, GSAM (from September
                                                    1988 to November 1994); Limited Partner,
                                                    Goldman Sachs (since December 1994).


NAME, AGE                 POSITIONS                 PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST                DURING PAST 5 YEARS
-----------               ----------                -------------------

Jackson W. Smart, 66       Trustee                    Chairman and Chief Executive Officer, MS
One Northfield Plaza #218                             Communications Inc.(a company engaged in radio
Northfiled, IL  60093                                 broadcasting) (since November 1988),
                                                      Director, Federal Express Corporation and
                                                      North American Private Equity Group (a
                                                      venture capital fund).


William H. Springer, 67    Trustee                    Vice Chairman and Chief Financial and
701 Morningside Drive                                 Administrative Officer, (February 1987 to June
Lake Forest, IL  60045                                1991) of Ameritech (a telecommunications holding company; February 1987 to retirement in August 1992) and Vice Chairman, Chief Financial and
                                                      Administrative Officer, prior thereto; Director American Information
                                                      Technologies Corporation; Director, Walgreen Co. (a retail drug store busi ness); Director of Baker, Fentress & Co. (a closed-end, non-diversified management investment company) (April 1992 to present).


Richard P. Strubel, 57     Trustee                    Managing Director, Tandem Partners, Inc. (since
70 West Madison St.                                   1990); Suite 1400 President and Chief Executive
Chicago, IL  60602                                    Officer, Microdot, Inc. (a diversified
                                                      manufacturer of fastening systems and
                                                      connectors)(January 1984 to October 1994).


*Scott M. Gilman, 37       Treasurer                  Director, Mutual Funds Administration, Goldman
One New York Plaza                                    Sachs Asset Management (since April 1994);
New York, NY  10004                                   Assistant Treasurer, Goldman Sachs Funds
                                                      Management, Inc. (since March 1993); Vice
                                                      President, Goldman Sachs (since March
                                                      1990).

*John M. Perlowski, 32     Assistant                  Vice President, Goldman Sachs (since July 1995);
One New York Plaza         Treasurer                  Director, Investors Bank and Trust, November 1993
New York, NY  10004                                   to July 1995); Audit Manager of Arthur Andersen
                                                      LLP (prior thereto).

*Pauline Taylor, 50        Vice                       Vice President of Goldman Sachs (since June

4900 Sears Tower           President                  1992); Chicago, IL  Director Shareholder Servicing
 60606                                                (since June 1992).

NAME, AGE                  POSITIONS                  PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST                 DURING PAST 5 YEARS
-----------                ----------                 -------------------
*John W. Mosior, 58        Vice                        Vice President, Goldman Sachs and Manager
4900 Sears Tower           President                   of Shareholder Servicing of GSAM (since
Chicago, IL  60606                                     November 1989).

*Nancy L. Mucker, 47       Vice                        Vice President, Goldman Sachs (since April 1985);
4900 Sears Tower           President                   Manager of Shareholder Servicing of GSAM
Chicago, IL  60606                                     (since November 1989).

*Michael J. Richman, 36    Secretary                   Associate General Counsel of Goldman Sachs
85 Broad Street                                        Asset Management (since February 1994); Vice
New York, NY 10004                                     President and Assistant General Counsel of
Goldman Sachs (since June 1992);  Counsel to the       Funds Group, GSAM (since June 1992);
Partner,                                               Hale and Dorr (September 1991 to June 1992).

*Howard B. Surloff, 31     Assistant                   Assistant General Counsel and Vice President,
85 Broad Street                                        Assistant Secretary Goldman Sachs (since Novem
New York, NY  10004                                    ber 1993 and May 1994, respectively ); Counsel
                                                       to the Funds Group, Goldman Sachs Asset
Management (since November 1993);                      Associate of Shereff Friedman, Hoffman & Goodman
                                                       (prior thereto).

*Steven E. Hartstein, 33   Assistant                   Legal Products Analyst, Goldman Sachs (June
85 Broad Street             Secretary                  1993 to present); Funds Compliance Officer,
New York, NY 10004                                     Citibank Global Asset Management (August 1991
                                                       to June 1993).

*Deborah Robinson, 25      Assistant                   Administrative Assistant, Goldman Sachs since
85 Broad Street             Secretary                  January 1994. Formerly at Cleary Gottlieb, Steen
New York, NY 10004                                     and Hamilton.

*Kaysie P. Uniacke, 36     Assistant                   Vice President and Senior Portfolio Manager,
One New York Plaza          Secretary                  Goldman Sachs Asset Management (since 1988).
New York, NY 10004


*Elizabeth D. Anderson, 27 Assistant                   Portfolio Manager, GSAM (since April 1996);
Junior One New York Plaza   Secretary                  Portfolio Manager, Goldman Sachs Asset

New York, NY  10004                                    Management (since 1993). Funds Trading
Assistant, GSAM (1993-1995). Compliance                Analyst,Prudential Insurance (1991-1993).


     Each interested Trustee and officer holds comparable positions with certain other investment companies of which GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.



The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                        Pension or       Total
                                        Retirement       Compensation
                                        Benefits         from Goldman Sachs
                        Aggregate       Accrued as       Mutual Funds
                        Compensation    Part of          (including the
Name of Trustee         from the Funds  Funds' Expenses  Funds)*
---------------         --------------  ---------------  -------

Paul C. Nagel, Jr.**    $_________        $0             $_________
Ashok N. Bakhru         $_________        $0             $_________
Marcia L. Beck***       $_________        $0             $_________
David B. Ford           $_________        $0             $_________
Alan A. Shuch           $_________        $0             $_________
Jackson W. Smart        $_________        $0             $_________
William H. Springer     $_________        $0             $_________
Richard P. Strubel      $_________        $0             $_________

______________

     * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.
    **  Retired as of June 30, 1996.
   ***  Resigned as President and Trustee on May 1, 1996.


MANAGEMENT SERVICES

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity Fund. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to CORE Large Cap Growth Fund, Growth and Income Fund, Growth Fund and Mid Cap Fund. GSAMI, 140 Fleet Street, London, England, EC4A 2BJ acts as the investment adviser to International Fund, Asia Growth Fund and Emerging Markets Fund. See "Management" in the Funds' Prospectus for a description of the applicable Investment Adviser's duties as investment adviser or subadviser and GSAM's duties as administrator to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24 hours a day. The firm is headquartered in New York and has offices throughout the United States and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Investment Advisers are able to draw on the substantial research and market expertise of Goldman Sachs, whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $160 million, Goldman Sachs' Global Investment Research Department covers approximately 1,700 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Investment Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the Investment Advisers have access to Goldman Sachs' economics research. The Economics Research Department, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories: Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets in International Fund's portfolio among various currencies, GSAM and GSAMI will have access to the Global Asset Allocation Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, GSAM and GSAMI will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for the International Fund's investment objective and criteria.

       Each Fund's management agreement provides that the Investment
Advisers may render similar services to others so long as the services provided by the Investment Advisers thereunder are not impaired thereby.

     The CORE Large Cap Growth Fund and Growth Fund management agreement was initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on January 28, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund). Each Fund's agreement will remain in effect until June 30, 1998 and from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees of the Trust, and (b) the vote of a majority of the non-interested Trustees of the Trust, cast in person at a meeting called for the purpose of voting on such approval. Each advisory agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Investment Adviser and by the Investment Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Investment Advisers are entitled to receive the fees listed below, payable monthly of such Funds average daily net assets. In addition, the Investment Adviser voluntarily agreed to limit its management fee to an annual rate also listed below:


                                 Management with  Management without
Fund                             Fee Limitations  Fee Limitations
----                             ---------------  ---------------

GSAM
CORE Large Cap Growth Fund            1.00%
Growth and Income Fund                0.70%
Growth Fund
Mid Cap Fund                          1.00%

GSFM
CORE U.S. Equity Fund                 0.75%

GSAMI
International Fund                    1.00%
Asia Growth Fund                      1.00%
Emerging Markets Fund



     The Investment Advisers may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     For the last three fiscal years the amounts of the advisory fees incurred by each Fund then in existence were as follows:


                                      1997             1996           1995
                                      ----             ----           ----


CORE Lareg Cap Growth Fund/1/          N/A              N/A           N/A
CORE U.S. Equity Fund/5/                           $  578,721      $462,255/2/
Growth and Income Fund                              1,748,649       621,416
Growth Fund
Mid Cap Fund/4/                                       391,234         N/A
International Fund/2,6/                               698,718       796,627
Asia Growth Fund/2,3/                               1,172,731       414,813
Emerging Markets Fund/1/
---------------------------


1    Not operational.
2 Does not give effect to the agreement (which was not in effect during such fiscal years) by the Investment Advisers to limit management fees to 0.44%, 0.23% and 0.71% of CORE U.S. Equity Fund's, International Fund's and Asia Growth Fund's average daily net assets.
3    Commenced operations on July 8, 1994.
4    Commenced operations on August 1, 1995.
5 Gives effect to the agreement (which was in effect as of June 15,1995) by GSFM to limit management fees to 0.44% of the CORE U.S. Equity Fund's average daily net assets. For the fiscal year ended January 31, 1996 and 1997, had limitations not been in effect, CORE U.S. Equity Fund would have paid $679,759 and $____________, respectively, in investment management fees.
6 For the fiscal years ended January 31, 1995, 1996 and 1997, International Fund paid GSAMI subadvisory fees of $1,593,255, $1,397,436 and $____________ (which does not include the effect of the waiver to 0.48 of 1%, which is currently in effect), respectively.


     Pursuant to the management agreements, in addition to managing the portfolio investments, the Investment Advisers responsibilities include, subject to the general supervision of the Trustees, (a) providing supervision of all aspects of the Trust's non-investment operations (the parties giving due recognition to the fact that certain of such operations are performed by others pursuant to agreements with each Fund), (b) providing the Trust, to the extent not provided pursuant to its custodian and transfer agency agreements or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Trust, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Trust's expense, of its tax returns, reports to shareholders, periodic updating of the prospectuses and reports filed with the SEC and other regulatory authorities, (d) providing the Trust, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, and (e) maintaining all of the Trust's records other than those maintained pursuant to such agreements.


     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Investment Advisers and Goldman Sachs and their affiliates in the management of, or their interests in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede the Funds' investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Investment Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on the Funds' performance. Such transactions, particularly in respect to proprietary accounts or customer accounts other than those included in the Investment Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Investment Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in the good faith discretion of such entities to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Advisers and/or the affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Investment Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs, J. Aron and other affiliates. An Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts, could conflict with the transactions and strategies employed by the Investment Advisers in managing the Funds.

     The results of a Fund's investment activities may differ significantly from the results achieved by an Investment Adviser and its affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities, but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding a Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities, currencies and investments similar to those in which a Fund invests.

     In addition, certain principals and certain of the employees of the Investment Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Investment Adviser may enter into transactions and invest in currencies or other instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may not have an incentive to assure that a Fund obtains the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter into transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departments of the Firm to give advice to clients that may cause their clients to take actions adverse to the interests of the client. To the extent that affiliate transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arm's-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of such Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the Fund shares acquired for its own account. A large redemption of Fund shares by Goldman Sachs could significantly reduce the asset size of a Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.

DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of CORE U.S.Equity Fund, Growth and Income Fund, Mid Cap Fund, International Fund and Asia Growth Fund; CORE Large Cap Growth Fund and Growth Fund; and Emerging Markets Fund, dated February 1, 1993, as amended as of January 30, 1996, January 28, 1997 and April 23, 1997, respectively. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries and (ix) render certain other miscellaneous services. Goldman Sachs is not entitled to receive a fee from the CORE U.S., International and Asia Growth and Emerging Markets Funds with respect to the Institutional and Service Shares of such Funds. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee with respect to the Institutional and Service Shares of the CORE Large Cap Growth Fund, Growth and Income Fund, Growth Fund and Mid Cap Fund equal to 0.04% of the net assets of each Fund attributable to such classes of shares. Transfer agency fees paid by a Fund with respect to a particular class are allocated to the shares of such class.

     For the last three fiscal years the amounts paid to Goldman Sachs by each Fund's Institutional Class then in existence for transfer agency services performed were as follows:


                                 1997   1996
                                 ----   ----

CORE Large Cap Growth Fund/4/    N/A   N/A
CORE U.S. Equity Fund/1/              $11,571
Growth and Income Fund/3/              N/A
Growth Fund/4/
Mid Cap Fund/2/                       26,082
International Fund/3/                  N/A
Asia Growth Fund/3/                    N/A
Emerging Markets Fund/4/         N/A   N/a
---------------------------

1    The Institutional Class commenced operations on June 15, 1995.
2    Commenced operations on August 1, 1995.
3 Institutional classes were not in existence for the fiscal year ended January 31, 1996.
4    Not operational.

     The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

EXPENSES

     Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses borne by a Fund include, without limitation, the fees payable to the Investment Advisers, the fees payable to GSAM, the fees and expenses of the Fund's custodian and subcustodians, transfer agency fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, the fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal, tax and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to a Fund's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to a distribution, authorized dealer service plan or service plan compensation and expenses of the Trust's "non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

     Each Investment Adviser has voluntarily agreed to reduce or limit certain "Other Expenses" of the Funds (excluding transfer agency fees estimated to be 0.04% of average daily net assets (applicable to the Growth and Income Fund and Mid Cap Fund only), management fees and fees under service, distribution and authorized dealer service plans, taxes, interest, brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.06%, 0.11%, 0.06%, 0.24%, 0.24% per annum of the average daily net assets, respectively, of the CORE U.S. Equity Fund, Growth and Income Fund, Mid Cap Fund, International Fund, Asia Growth Fund and Emerging
Markets Fund. Such limits are calculated monthly and, although it has no current intention to do so, may be discontinued or modified by the Investment Adviser at its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Investment Adviser's costs of performing certain accounting services not being provided by the Funds' custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:

                                 1997    1996     1995
                                 ----    ----     ----

CORE Large Cap Growth Fund/1/    N/A   N/A       N/A
CORE U.S. Equity Fund                  $110,581  N/A
Growth and Income Fund                   0       106,725
Growth Fund                      N/A   N/A       N/A
Mid Cap Fund/2/                          85,815  N/A
International Fund                     N/A       N/A
Asia Growth Fund/3/                      0       135,905
--------------------

1  Not operational.
2  Commenced operations on August 1, 1995.
3  Commenced operations on July 8, 1994.

     Each Investment Adviser has voluntarily agreed to reduce the fees payable to it by a Fund (to the extent of its fees) by an amount (if any) that the Fund's expenses would exceed the expense limitations applicable to such Fund imposed by states securities administrators, as such limitations may be lowered or raised from time to time. These expense limitations apply to the management fees paid by each Fund, but do not apply to taxes, interest, brokerage fees and distribution, authorized dealer and service fees and, where permitted, extraordinary expenses such as for litigation. The Investment Advisers will reduce their respective fees by the amount of such excess in amounts proportionate to such management fees.

     Currently, the most restrictive expense limitation of state securities commissions of which the Trust is aware is 2-1/2% of a Fund's average daily net assets up to $30 million, 2% of the next $70 million of such assets and 1-1/2% of such assets in excess of $100 million.

CUSTODIAN AND SUB-CUSTODIANS

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

     __________________, independent public accountants, One International Place, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, _____________________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. A Fund will not deal with Goldman Sachs in any transaction in which Goldman Sachs acts as principal.

     In placing orders for portfolio securities of a Fund, the Investment Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Investment Adviser will generally seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Investment Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Investment Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Investment Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Investment Advisers in providing management services for the Trust. In addition, the Investment Advisers are authorized to take into account sales of shares of the Funds and other funds in the Goldman Sachs Group of Funds in allocating purchase and sale orders of portfolio securities provided that the Investment Advisers believe that the quarterly of the transaction and commissions comparable to other qualified terms.

     On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Investment Adviser or an affiliate acts as investment adviser or subadviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates and whether the broker provides research and investment services. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Investment Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

     In addition, Goldman Sachs, as a member firm of the New York Stock Exchange, may effect exchange transactions and receive compensation therefor if expressly so authorized in a written contract with the Trust. The Trust on behalf of each Fund has entered into such a contract with Goldman Sachs. Goldman Sachs will provide the Trust at least annually with a statement setting forth the total amount of all compensation retained by Goldman Sachs in connection with effecting transactions for the accounts of the Funds. The Trustees will review and approve all the Fund's portfolio transactions with Goldman Sachs and the compensation received by Goldman Sachs in connection therewith. The Trust, of course, will effect its portfolio transactions in a manner consistent with all applicable laws.

     For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                 Total                Total            Brokerage
                                               Brokerage            Amount of         Commissions
                                 Total        Commissions          Transaction           Paid
                               Brokerage        Paid to              on which         to Brokers
                              Commissions     Affiliated           Commissions         Providing
                                 Paid           Persons                Paid            Research
                              -----------     -----------          -----------         ----------
Fiscal Year Ended:

January 31, 1997
----------------

CORE Large Cap Growth Fund
CORE U.S. Equity Fund
Growth and Income Fund
Growth Fund
Mid Cap Fund/(3)/
International Fund
Asia Growth Fund
Emerging Markets Fund

January 31, 1996
----------------

Select Equity Fund             $  121,424  $      0(0%)/(2)/  $ 148,427,497(0%)/(3)/          -0-
Growth and Income Fund            841,605    71,218(8%)/(2)/    425,040,430(9%)/(3)/          -0-
Mid-Cap  Fund/(3)/                315,212    40,935(13%)/(1)/   142,547,552(11%)/(2)/          -0-
International Fund              1,260,992    13,629(1%)/(2)/    359,700,166(1%)/(3)/          -0-
Asia Growth Fund                1,676,525     3,778(0%)/(2)/    247,662,049(2%)/(3)/          -0-

January 31, 1995
----------------------------

CORE U.S. Equity Fund          $  119,192  $     0 (0%)/(1)/  $  99,616,396(0%)/(2)/          -0-
Growth and Income Fund            637,080   77,404(12%)/(1)/    468,165,610(7%)/(2)/          -0-
International Fund              1,799,525         0(0%)/(1)/    546,364,113(0%)/(2)/          -0-
Asia Growth Fund/(4)/           1,002,148    67,754(7%)/(1)/    171,880,775(2%)/(2)/          -0-


January 31, 1994
----------------

CORE U.S. Equity Fund          $  187,041  $  3,857(2%)/(1)/   $306,043,566(1%)/(2)/  -0-
Growth and Income Fund/(5)/     2,974,075   274,704(9%)/(1)/    74,091,306(27%)/(2)/  -0-
International Fund/(6)/           765,594         0(0%)/(1)/    202,360,486(0%)/(2)/  -0-
----------------------------------

(1)  Percentage of total commissions paid.
(2) Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
(3)   Mid-Cap Equity Fund commenced operations on August 1, 1995.
(4)  Asia Growth Fund commenced operations on July 8, 1994.
(5)  Growth and Income Fund commenced operations on February 5, 1993.
(6)  International Fund commenced operations on December 1, 1992.

     During the fiscal year ended January 31, 1997, the Trust acquired and sold securities of its regular broker-dealers: [ insert names of brokers.] As of January 31, 1997, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands): [ Insert name of fund, broker name and dollar amount.]

                                NET ASSET VALUE

     Under the Act, theTrustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net asset value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund (assets, including securities at value, minus liabilities) divided by the number of shares outstanding of that class. All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of a Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the Nasdaq National Market ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked price; (c) exchange traded options and futures contracts will be valued at the last sale price in the market where such contracts are principally traded; (d) forward foreign currency exchange contracts will be valued using a pricing service (such as Reuters), then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (e) debt securities, other than money market instruments, will be valued on the basis of dealer-supplied quotation or by using a pricing service approved by the Trustees if such prices are believed by the Investment Advisers to accurately represent market value. Money market instruments, which are defined as those debt securities with a remaining maturity of 60 days or less, will be valued at amortized costs; (f) overnight repurchase agreements will be valued at cost and term repurchase agreements will be valued at the average of bid quotations obtained daily from at least two recognized dealers; (g) OTC options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (h) all other securities, including those for which a pricing service supplies no quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with procedures established by the Trustees.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and days on which the Funds' net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in the Funds' calculation of net asset value unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment may be made.

     The proceeds received by each Fund and each other series of the Trust (as defined herein under "Shares of the Trust") established by the Trustees for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such series and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Fund or series except where allocations of direct expenses can otherwise be fairly made.

                            PERFORMANCE INFORMATION

     A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total returns and yield are computed pursuant to formulas specified by the SEC.

     Yield is computed by dividing net investment income earned: during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price (net asset value in the case of Institutional and Service Shares) at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment made at the maximum public offering price (net asset value in the case of Institutional and Service Shares) with all distributions reinvested at the beginning of such period equal to the actual total value of such investment at the end of such period. The following tables indicate the total return (capital changes plus reinvestment of all distributions on a hypothetical investment of $1,000 in the Funds) for the periods indicated.

     Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time, the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measure the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit account (MMDAs), checking accounts, saving accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index; (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley (including EAFE), and the Morgan Stanley Capital International combined Asia ex Japan Free Index, the Morgan Stanley Capital Emerging Markets Free Index, Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data; and (t) the FT-Actuaries Europe and Pacific Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of a Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

     The CORE Large Cap Growth Fund and Growth Fund were organized on May 1, 1997 and have no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the Securities and Exchange Commission, the Funds have adopted the adjusted performance record of a Separate Account for periods prior to the Funds' commencement of operations. Any quotation of performance data of these Funds relating to this period will include the adjusted performance record of the applicable Separate Account. The performance record of the Separate Account quoted by the Fund has been adjusted downward based on the expenses applicable to Institutional and Service Shares to reflect the expenses expected to be incurred by the Funds as stated in the Expense table in the Prospectus. These expenses include any charges imposed on and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to [____________], Separate Account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, Separate Account was not registered as an investment company under the 1940 Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the 1940 Act. If the Separate Account had been registered as an investment company under the 1940 Act, the Separate Account's performance may have been adversely affected by such restrictions and requirements. On [___________], Separate Account transferred a substantial portion of its assets to the Fund in exchange for Fund shares.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)



                          Investment  Investment  Average
Fund                      Date        Period      Annual
----                      ----------  ----------  ------

CORE U.S.                  5/24/91*    ended
Equity Fund                            1/31/97
Class A Shares

-Assumes 5.5% sales charge

-Assumes no sales charge
                            2/1/96     one year
                                       ended
                                       1/31/97
-Assumes 5.5% sales charge

-Assumes no sales charge

                            2/1/92      five years
                                        ended
                                        1/31/97
-Assumes 5.5% sales charge

-Assumes no sales charge


CORE U.S. Equity Fund-
Institutional Shares         6/15/95*   ended
                                        1/31/96

-Assumes 5.5% sales charge                            N/A

-Assumes no sales charge                             20.14%**

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                       Investment   Investment  Average
Fund                   Date         Period      Annual
----                   ----         ------      ------

Growth
and Income                 2/5/93*   ended
Fund Class A Shares                  1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                           2/1/96    one year
                                     ended
                                     1/31/97

-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

International
Fund                       12/1/92*  ended
Class A Shares                       1/31/97


-Assumes 5.5% sales charge                       %
                                                 %
-Assumes no sales charge

                                      one year
                                      ended
                           2/1/96     1/31/97


-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)


                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------

Asia Growth                             ended
Fund                       7/8/94*      1/31/97
Class A Shares

-Assumes 5.5% sales charge                              %

-Assumes no sales charge                                %
                                        one year
                                        ended
                           2/1/96       1/31/97

-Assumes 5.5% sales charge                              %

-Assumes no sales charge                                %

Mid Cap                                 ended
Fund-Institutional         8/1/95*      1/31/97
Shares


-Assumes 5.5% sales charge                              N/A
                                                        %**
-Assumes no sales charge

                                        one year
                                        ended
                           2/1/96       1/31/97


-Assumes 5.5% sales charge                              %

-Assumes no sales charge                                %

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS


                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------
CORE U.S.               5/24/91*     ended
Equity Fund                          1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                        2/1/96       one year
                                     ended
                                     1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %


CORE U.S. Equity Fund-  6/15/95*     ended
Institutional Shares                 1/31/97

-Assumes 5.5% sales charge                       N/A

-Assumes no sales charge                         %**

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------
Growth
and Income              2/5/93*      ended
Fund                                 1/31/97
-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                        2/1/96       one year
                                     ended
                                     1/31/97

-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %


International
Fund                    12/1/92*     ended
                                     1/31/97

-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                                     one year
                                     ended
                        2/1/96       1/31/97


-Assumes 5.5% sales charge                       %

-Assumes no sales charge                         %

                           VALUE OF $1,000 INVESTMENT
                                (TOTAL  RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

                        Investment   Investment  Average
Fund                    Date         Period      Annual
----                    ----         ------      ------
Asia Growth                          ended
Fund                    7/8/94*      1/31/97

-Assumes 5.5% sales charge                        %

-Assumes no sales charge                          %
                                     one year
                                     ended
                        2/1/95       1/31/97

-Assumes 5.5% sales charge                        %

-Assumes no sales charge                          %


Mid Cap                              ended
Fund-Institutional      8/1/96*      1/31/97
Shares

-Assumes 5.5% sales charge                         N/A

-Assumes no sales charge                           %**

                                     one year
                                     ended
                        2/1/95       1/31/97

-Assumes 5.5% sales charge                         %

-Assumes no sales charge                           %

================================================================================
*    Commencement of Operations

** An aggregate total return (not annualized) is shown instead of an average annual total return since the Institutional Class has not completed a full twelve months of operations.

     From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived from an investment in a Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the Investment Adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services provided in support of an asset allocation program.

     A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

     Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return calculations with respect to each class of shares of a Fund for the same period will differ.

                              SHARES OF THE TRUST

     The Trust was established as a Maryland corporation by Articles of Incorporation dated ________ and reorganized as part of Goldman Sachs Trust, a Delaware business trust, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.

     The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the following shares of the Mid-Cap Fund into two classes: Institutional and Service Shares. CORE U.S. Equity Fund, Growth and Income Fund, International Fund and the Asia Growth Funds have been classified into four classes: Institutional Shares, Service Shares, Class A Shares and Class B Shares. As of January 31, 1997, there were no Service Shares of any Fund outstanding. Each other series of the Trust has Class A Shares and Class B Shares outstanding.

     Each Institutional Share, Service Share, Class A Share and Class B Share of a Fund represents a proportionate interest in the assets belonging to the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service

Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A Shares or Class B Shares and transfer agency fees are borne at different rates by Class A Shares or Class B Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and is entitled to different shareholder services. Currently, shares of a class may be exchanged only for shares of the same or an equivalent class of another fund. See "Exchange Privileges" in the Prospectus.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the Institution's customers. Institutional Shares may pay a transfer agency fee equal to a percentage of the average daily net assets of a Fund attributable to such class.

     Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares. Service Shares may pay a transfer agency fee equal to a percentage of the average daily net assets of a Fund attributable to Service Shares.

     Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Except for the CORE U.S. Equity Fund, International Fund, Asia Growth Fund and Emerging Markets Fund, Goldman Sachs has agreed not to impose any distribution fee. Goldman Sachs has no current intention of modifying or discontinuing such limitation but may do so in the future at its discretion. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares. Class A Shares pay a transfer agency fee equal to $12,000 per year plus $7.50 per account together with out-of-pocket and transaction related expenses.

     Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares and Class B Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

     Certain aspects of the shares may be altered, after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

     As of April 15, 1997, [insert name, address, 5% or more holder and Fund name] outstanding shares.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act, applicable state law or otherwise to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust. The summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL
=======

     Each Fund is a separate taxable entity and CORE Lareg Cap Growth Fund, Growth Fund and EMergind Markets Fund intends to elect and each other Fund has elected to be treated, and intends to continue to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test");
(b) such Fund derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and
(iii) foreign currencies and foreign currency options, futures and forward contracts that are not directly related to the Fund's principal business of investing in stocks or securities or options and futures with respect to stocks or securities (the "short-short test"); and (c) such Fund diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. Gains from the sale or other disposition of foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities will be treated as gains from the sale of investments held less than three months under the short-short test (even though characterized as ordinary income for some purposes) if such currencies or instruments were held for less than three months. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g. partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income. In addition, future Treasury could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in accordance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss and certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below and is reduced by deductible expenses) and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the Asia Growth Fund or International Fund and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund fails to distribute at least 90% of its investment company taxable income or otherwise does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund did not pay federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are treated as if they were paid by the Fund and received by such shareholders on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax.

     For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own net capital gains, if any, during the eight years following the year of the loss. [insert name of funds that have capital loss carry forwards] for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the applicable Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, a Fund may be required to defer the recognition of losses on futures contracts, forward contracts and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of the applicable Fund's distributions to shareholders.The short-short test described above may limit a Fund's ability to use options, futures and forward transactions as well as its ability to engage in short sales. Moreover, application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain derivatives such as interest rate or currency swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment.

     A Fund's investments in zero coupon securities or other securities bearing original issue discount or, if the Fund elects to include market discount in income currently, market discount, will generally cause it to realize income prior to the receipt of cash payments with respect to these securities. The mark to market rules applicable to certain options, futures and forward contracts, as described above, may also require that income or gain be recognized without a concurrent receipt of cash. In order to distribute this income or gain, maintain its qualification as a regulated investment company, and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Each Fund (other than CORE U.S. Equity Fund) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from certain foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for International Fund, Asia Growth Fund and Emerging Markets Fund, more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the applicable Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund would be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If the International Fund, Asia Growth Fund and Emerging Markets Fund make this election, which is not currently anticipated, their respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the International Fund, Asia Growth Fund and Emerging Markets Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by Asia Growth Fund or International Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of International Fund, Asia Growth Fund and Emerging Markets Fund may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such Funds.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the International Fund, Asia Growth Fund and Emerging Markets Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing its investment company taxable income.

     If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as inherent in a convertible bond) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies") the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of such stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

     For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company will be eligible, subject to certain holding period and debt-financing restrictions, for the 70% dividends received deduction for corporations. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by International Fund, Asia Growth Fund and Emerging Markets Fund will qualify for the dividends received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first reduce a shareholder's tax basis in his or her shares and, after such basis is reduced to zero, will constitute capital gains to a shareholder who holds his or her shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

U.S. SHAREHOLDERS - SALE OF SHARES
==================================

     When a shareholder's shares are sold, redeemed or otherwise disposed of, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise (except as described in the next sentence) short-term. If, however, a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

     Shareholders who, as to the United States, are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors generally will be subject to U.S. withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by the Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. withholding tax on deemed income resulting from any election by Asia Growth Fund or International Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. investors should consult their tax advisers about the applicability of U.S. federal income or withholding taxes to certain distributions received by them.

Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have tax consequences for shareholders different from those of a direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                              FINANCIAL STATEMENTS

     The audited financial statements and related Reports of Independent Public Accountants, contained in the 1997 Annual Report of each of the Funds, are incorporated herein by reference into this Additional Statement and attached hereto.

     It is anticipated that each series of the Trust will be reorganized on April 30, 1997, or as soon thereafter as practicable, into newly established series of a Delaware business trust (the "Delaware Trust"). The initial shareholder of the CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund has approved (i) the reorganization of the Trust into the Delaware Trust and any and all matters incidental thereto, including the election of Trustees of the Delaware Trust, (ii) an Investment Agreement between the Advisers and the Delaware Trust on behalf of such Trust's series corresponding to the Fund, and
(iii) distribution and authorized dealer service plans with respect to such series' Class A and Class B Shares and a service plan with respect to such series' Service Shares, and has ratified the selection of the Delaware Trust's independent public accountants. In the event that the shareholders of the other Funds of the Trust do not approve the reorganization, the CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund may not be reorganized into the Delaware Trust.

SHAREHOLDER AND TRUSTEE LIABILITY
=================================

     DELAWARE TRUST.  Under Delaware Law, the shareholders of the Delaware Trust
     --------------
are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware Law provides that a series of the Delaware Trust will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the proposed Declaration of Trust of the Delaware Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust of the Delaware Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

     In addition to the requirements under Delaware law, the Declaration of Trust of the Delaware Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustees against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                               OTHER INFORMATION

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of the Fund.

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                 SERVICE PLANS

Each Fund has adopted a service plan (the "Plan") with respect to its Service Shares which authorizes it to compensate Service Organizations for providing certain administration services and personal and account maintenance services to their customers who are or may become beneficial owners of such Shares.
Pursuant to the Plan, each Fund enters into agreements with Service Organizations which purchase Service Shares of the Fund on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may perform some or all of the following services: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns Service Shares of a Fund. (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange Service Shares of a Fund, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about Service Shares of a Fund, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and a Fund, including obtaining information from the Fund, working with the Fund to correct errors and resolve problems and providing statistical and other information to a Fund. As compensation for such services, each Fund will pay each Service Organization a service fee in an amount up to 0.50% (on an annualized basis) of the average daily net assets of the Service Shares of such Fund attributable to or held in the name of such Service Organization.

Each Fund has adopted its Plan pursuant to Rule 12b-1 under the Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Act. Rule 12b-1, which was adopted by the SEC under the Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The company believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with a Fund, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Directors to consider changing a Fund's method of operations or providing alternative means of offering Service

Shares of the Fund to customers of such Service Organizations, in which case the operation of such Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alternation of a Fund's operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by a Fund in connection with the investment of fiduciary assets in Service Shares of a Fund. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in Service Shares of a Fund. In addition, under some state securities laws, banks and other financial institutions purchasing Service Shares on behalf of their customers may be required to register as dealers.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plans or the related Service Agreements, voted to approve each Plan and related Service Agreements at a meeting called for the purpose of voting on such Plans and Service Agreements on April 23, 1997. Each Plan will be approved by the sole shareholder of Service Shares of each Fund, on April 23, 1997. The Plans and Service Agreements will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent for the services described therein without approval of the Service Shareholders of the affected Fund and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding Service Shares of the affected Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements will terminate automatically if assigned.
So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons will be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Trustees. The Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plans will benefit the Funds and the holders of Service Shares of the Funds. In the Trustees' quarterly review of the Plans and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                   Appendix A

DESCRIPTION OF BOND RATINGS/1/

MOODY'S INVESTORS SERVICE, INC.

          Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


          Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

----------

/1/    The rating systems described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard & Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

                                      1-A

          Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

          Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2.  The issue or issuer belongs to a group of securities or companies that
     are not rated as a matter of   policy.

     3.  There is a lack of essential data pertaining to the issue or issuer.

     4.  The issue was privately placed, in which case the rating is not
     published in Moody's                                      publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarding as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. BB is the highest rating within the speculative grade category.

                                      2-A

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                                      3-A

                                   Appendix B


                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-B

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES



     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     .    Privately owned and ranked among Wall Street's best capitalized firms, with assets exceeding $70 billion and partners capital and subordinated liabilities of over $4.9 billion as of November 24, 1995.

     .    With thirty-one offices around the world, Goldman Sachs employs over
8,000 professionals focused on opportunities in major markets.

     .    An equity research budget of $126 million for 1996.


     .    The number one lead manager of U.S. common stock offerings for the past six years (1989-1994) with 18% of the total dollar volume.*





* Source:  Securities Data Corporation. Ranking excludes REITs, Trusts, Rights
  ====================================
and closed-end Fund offerings

                                      2-B

                 GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange


1906      Goldman Sachs takes Sears Roebuck public (oldest ongoing client)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens.

1972      Dow Jones Industrial Average breaks 1000


1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

                                      3-B

                                   Appendix C

     The Trust may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

 . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

 . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

 . total stock market capitalizations of specific countries and regions on a global basis;

 .  performance of securities markets of specific countries and regions; and

 . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Trust may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

                                      1-C

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                                 CLASS A SHARES
                                 CLASS B SHARES

                          GOLDMAN SACHS BALANCED FUND
                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND
                      GOLDMAN SACHS CORE U.S. EQUITY FUND
                      GOLDMAN SACHS GROWTH AND INCOME FUND
                       GOLDMAN SACHS CAPITAL GROWTH FUND
                           GOLDMAN SACHS GROWTH FUND
                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND
                      GOLDMAN SACHS SMALL CAP EQUITY FUND
                         GOLDMAN SACHS ASIA GROWTH FUND
                      GOLDMAN SACHS EMERGING MARKETS FUND
                  (PORTFOLIOS OF GOLDMAN SACHS EQUITY FUNDS)

                               One New York Plaza
                            New York, New York 10004

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. This Additional Statement should be read in conjunction with the prospectus for the Class A Shares and Class B Shares of Goldman Sachs Balanced Fund, Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs CORE U.S. Equity Fund, Goldman Sachs Growth and Income Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Growth Fund, Goldman Sachs International Equity Fund, Goldman Sachs Small Cap Equity Fund, Goldman Sachs Asia Growth Fund and Goldman Sachs Emerging Markets Equity Fund dated May 1, 1997 as amended and/or supplemented from time to time (the "Prospectus"), which may be obtained without charge from Goldman, Sachs & Co. by calling the telephone number, or writing to one of the addresses, listed below.

                               TABLE OF CONTENTS

                                                       Page
                                                       ====

Introduction.........................................
Investment Policies..................................
Investment Restrictions..............................
Management...........................................
Distribution and Authorized Dealer Service Plans.....
Portfolio Transactions and Brokerage.................
Net Asset Value......................................
Other Information Regarding Purchases, Redemptions,
 Exchanges and Dividends.............................
Performance Information..............................
Shares of the Trust..................................
Taxation.............................................
Financial Statements.................................
Other Information....................................
Appendix A:..........................................
Appendix B:..........................................
Appendix C:..........................................

          The date of this Additional Statement is May 1, 1997.

GOLDMAN SACHS FUNDS MANAGEMENT, L.P.         GOLDMAN, SACHS & CO.
Adviser to:                                  Distributor
Goldman Sachs CORE U.S. Equity Fund          85 Broad Street
Goldman Sachs Capital Growth Fund            New York, New York 10004
One New York Plaza
New York, New York 10004

GOLDMAN SACHS ASSET MANAGEMENT               GOLDMAN SACHS ASSET
Adviser to:                                  MANAGEMENT INTERNATIONAL
Goldman Sachs Balanced Fund                  Adviser to:
Goldman Sachs CORE Large Cap Growth Fund        Goldman Sachs International
Equity Fund
Goldman Sachs Growth and Income Fund            Goldman Sachs Asia Growth Fund
Goldman Sachs Growth Fund                       Goldman Sachs Emerging Markets
Equity
Goldman Sachs Small Cap Equity Fund                Fund
One New York Plaza                           New York, New York 10004
                                             140 Fleet Street
                                             London, England EC4A 2BJ

GOLDMAN, SACHS & CO.
Transfer Agent
4900 Sears Tower
Chicago, Illinois 60606

                          Toll free.......800-526-7384

                                  INTRODUCTION

    Goldman Sachs Trust (the "Trust") is an open-end, management investment company currently offering, through this Additional Statement, Goldman Sachs Balanced Fund ("Balanced Fund"), Goldman Sachs CORE Large Cap Growth Fund ("CORE Large Cap Growth Fund"), Goldman Sachs CORE U.S. Equity Fund ("CORE U.S. Equity Fund")(formerly known as "Goldman Sachs Select Equity Fund"), Goldman Sachs Growth and Income Fund ("Growth and Income Fund"), Goldman Sachs Capital Growth Fund ("Capital Growth Fund"), Goldman Sachs Growth Fund ("Growth Fund"), Goldman Sachs International Equity Fund ("International Fund"), Goldman Sachs Small Cap Equity Fund ("Small Cap Fund"),Goldman Sachs Asia Growth Fund ("Asia Growth Fund") and Goldman Sachs Emerging Markets Equity Fund ("Emerging Markets Fund") (collectively referred to herein as the "Funds").

    The Trust was organized under the laws of the State of Maryland on September 27, 1989 and was reorganized as part of a Delaware business trust on May 1, 1997. The Trustees have authority under the Trust's charter to create and classify shares into separate series and to classify and reclassify any series or portfolio of shares into one or more classes without further action by shareholders. Pursuant thereto, the Trustees have created the Funds, and additional series may be added in the future from time to time. The CORE Large Cap Growth, CORE U.S. Equity, Growth and Income, Growth, International, Asia Growth and Emerging Markets Funds currently offer four classes of shares: Class A Shares, Class B Shares, Institutional Shares and Service Shares. The Balanced, Capital Growth and Small Cap Equity Funds currently offer two classes of shares: Class A and Class B Shares. See "Shares of the Trust."

    Goldman Sachs Asset Management, ("GSAM") a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser to Balanced, CORE Large Cap Growth, Growth and Income, Growth and Small Cap Funds. Goldman Sachs Fund Management, L.P., ("GSFM") an affiliate of Goldman Sachs, serves as investment adviser to the CORE U.S. Equity and Capital Growth Funds. Goldman Sachs Asset Management International ("GSAMI"), an affiliate of Goldman, Sachs, serves as investment adviser to the International, Asia Growth and Emerging Markets Funds. GSAM, GSFM and GSAMI are sometimes referred to collectively herein as the "Advisers." Goldman Sachs serves as each Fund's distributor and transfer agent. Each Fund's custodian is State Street Bank and Trust Company ("State Street").

    The following information relates to and supplements the description of each Fund's investment policies contained in the Prospectus. See the Prospectus for a fuller description of the Funds' investment objectives and policies. There is no assurance that each Fund will achieve its objective.

                              INVESTMENT POLICIES

    Each Fund's share price will fluctuate with market, economic and, to the extent applicable, foreign exchange conditions, so that an investment in any of the Funds may be worth more or less when redeemed than when purchased. None of the Funds should be relied upon as a complete investment program.

INVESTING IN EMERGING MARKETS, INCLUDING ASIA
=============================================

    Asia Growth Fund and Emerging Markets Funds are intended for long-term investors who can accept the risks associated with investing primarily in equity and equity-related securities of Emerging Countries issuers (in the case fo Emerging Markets Fund) and Asian Companies (as defined in the Prospectus) (in the case of Asia Growth Fund), as well as the risks associated with investments quoted or denominated in foreign currencies. In addition, certain of Asia Growth and Emerging Markets Fund's potential investment and management techniques entail special risks. There can be no assurance that either Fund will achieve its investment objective. GSAMI believes that Asia offers an attractive investment environment and that new opportunities will continue to emerge in the years ahead. Asia Growth Fund concentrates on companies that GSAMI believes are taking full advantage of the region's growth and that have the potential for long-term capital appreciation. See "Investment Objectives and Policies" and "Risk Factors" in the Prospectus and "Emerging Country Securities" in this Additional Statement.

    The pace of change in many Emerging Countries, and in particular those in Asia, over the last 10 years has been rapid. Accelerating economic growth in the region has combined with capital market development, high government expenditure, increasing consumer wealth and taxation policies favoring company expansion. As a result, stock market returns in many Emerging Countries have
been relatively attractive.   See "Risk Factors" in the Prospectus.

    Each of the securities markets of the Emerging Countries is less liquid and subject to greater price volatility and has a smaller market capitalization than the U.S. securities markets. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of Emerging Country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about Emerging Country issuers than is available about issuers in the United States.

    Certain of the Emerging Country securities markets are marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain Emerging Countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in Emerging Countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of Emerging Country markets may also affect a Fund's ability to accurately value their portfolio securities or to acquire or dispose of securities at the price and time they wish to do so or in order to meet redemption requests.

    Transaction costs, including brokerage commission or dealer mark-ups, in Emerging Countries may be higher than in the United States and other developed securities markets. In addition, existing laws and regulations are often inconsistently applied. As legal systems in Emerging Countries develop, foreign investors may be adversely affected by new or amended laws and regulations. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

    Foreign investment in the securities markets of several of the Asian countries is restricted or controlled to varying degrees. These restrictions may limit a Fund's investment in certain of the Asian countries and may increase the expenses of the Fund. Certain Emerging Countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from several of the Emerging Countries is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operation of the Asia Growth and Emerging Markets Funds. A Fund may be required to establish special custodial or other arrangements before investing in certain emerging countries.

    Each of the Emerging Countries may be subject to a greater degree of economic, political and social instability than is the case in the United States, Japan and most Western European countries. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, including changes or attempted changes in governments through extra-constitutional means;
(ii) popular unrest associated with demands for improved political, economic or social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection or conflict. Such economic, political and social instability could disrupt the principal financial markets in which the Funds may invest and adversely affect the value of the Funds' assets.

    The economies of Emerging Countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many Emerging Countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. The economies of many Emerging Countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some Emerging Countries are vulnerable to weakness in world prices for their commodity exports.

    A Fund's income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. See "Taxation."

    Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

BALANCED FUND
=============

    The investment objective of the Balanced Fund is to provide shareholders with long-term capital growth and current income. The Balanced Fund seeks to achieve its investment objective by investing in a balanced portfolio diversified among both equity and fixed income securities.

    Balanced Fund is intended to provide a foundation on which an investor can build an investment portfolio or to serve as the core of an investment program, depending on the investor's goals. Balanced Fund is designed for relatively conservative investors who seek a combination of long-term capital growth and current income in a single investment. Balanced Fund offers a portfolio of equity and fixed income securities intended to provide less volatility than a portfolio completely invested in equity securities and greater diversification than a portfolio invested in only one asset class. Balanced Fund may be appropriate for people who seek capital appreciation but are concerned about the volatility typically associated with a fund that invests solely in stocks and other equity securities.

FIXED INCOME STRATEGIES DESIGNED TO MAXIMIZE RETURN AND MANAGE
RISK

    GSAM's approach to managing the fixed income portion of Balanced Fund's portfolio seeks to provide high returns relative to a market benchmark, the Lehman Brothers Aggregate Bond Index, while also providing high current income. This approach emphasizes (1) sector allocation strategies which enable GSAM to tactically overweight or underweight one sector of the fixed-income market (i.e., mortgages, corporate bonds, U.S. Treasuries, non-dollar bonds, emerging market debt) versus another; (2) individual security selection based on identifying relative value (fixed income securities inexpensive relative to others in their sector); and (3) to a lesser extent, strategies based on GSAM's expectation of the direction of interest rates or the spread between short-term and long-term interest rates such as yield curve strategy.

    GSAM seeks to manage fixed income portfolio risk in a number of ways. These include diversifying the fixed income portion of the Balanced Fund's portfolio among various types of fixed income securities and utilizing sophisticated quantitative models to understand how the fixed income portion of the portfolio will perform under a variety of market and economic scenarios. In addition, GSAM uses extensive credit analysis to select and monitor any investment-grade or non-investment grade bonds that may be included in the Balanced Fund's portfolio. In employing this and other investment strategies, the GSAM team has access to extensive fundamental research and analysis available through Goldman Sachs and a broad range of other sources.

    A number of investment strategies will be used in selecting fixed income securities for the Fund's portfolio. GSAM's fixed income investment philosophy is to actively manage the portfolio within a risk-controlled framework. The Investment Adviser de-emphasizes interest rate anticipation by monitoring the duration of the portfolio within a narrow range of the Investment Adviser's target duration, and instead focuses on seeking to add value through sector selection, security selection and yield curve strategies.

    MARKET SECTOR SELECTION. Market sector selection is the underweighting or overweighting of one or more market sectors (i.e., U.S. Treasuries, U.S. Government agency securities, corporate securities, mortgage-backed securities and asset-backed securities). GSAM may decide to overweight or underweight a given market sector or subsector (e.g., within the corporate sector, industrials, financial issuers and utilities) based on, among other things, expectations of future yield spreads between different sectors or subsectors.

    ISSUER SELECTION. Issuer selection is the purchase and sale of corporate securities based on a corporation's current and expected credit standing (within the constraints imposed by Balanced Fund's minimum credit quality requirements). This strategy focuses on four types of investment-grade corporate issuers. Selection of securities from the first type of issuers -those with low but stable credit - intended to enhance total returns by providing incremental yield. Selecting securities from the second type of issuers - those with low and intermediate but improving credit quality - intended to enhance total returns in two stages. Initially, these securities are expected to provide incremental yield. Eventually, price appreciation should occur relative to alternative securities as credit quality improves, the nationally recognized statistical rating organizations upgrade credit ratings, and credit spreads narrow. Securities from the third type of issuers - issuers with deteriorating credit quality - will be avoided, since total returns are typically enhanced by avoiding the widening of credit spreads and the consequent relative price depreciation. Finally, total returns can be enhanced by focusing on securities that are rated differently by different rating organizations. If the securities are trading in line with the higher published quality rating while GSAM concurs with the lower published quality rating, the securities would generally be sold and any potential price deterioration avoided. On the other hand, if the securities are trading in line with the lower published quality rating while the higher published quality rating is considered more realistic, the securities may be purchased in anticipation of the expected market reevaluation and relative price appreciation.

    YIELD CURVE STRATEGY. Yield curve strategy consists of overweighting or underweighting different maturity sectors relative to a benchmark to take advantage of the shape of the yield curve. Three alternative maturity sector selections are available: a "barbell" strategy in which short and long maturity sectors are overweighted while intermediate maturity sectors are underweighted; a "bullet" strategy in which, conversely, short-and long-maturity sectors are underweighted while intermediate-maturity sectors are overweighted; and a "neutral yield curve" strategy in which the maturity distribution mirrors that of a benchmark.

CORE LARGE CAP GROWTH AND CORE U.S. EQUITY FUNDS
================================================

    Under normal circumstances, the Funds will invest at least 90% of their total assets in equity securities.

    The investment strategy of CORE Large Cap Growth Fund and CORE U.S. Equity Fund will be implemented to the extent it is consistent with maintaining the Fund's qualification as a regulated investment company under the Internal Revenue Code. A Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's annual gross income be derived from the sale or other disposition of stocks or securities (including options and futures contracts) held for less than three months.

    Since normal settlement for equity securities is three trading days, the Funds will need to hold cash balances to satisfy shareholder redemption requests. Such cash balances will normally range from 2% to 5% of a Fund's net assets. The Funds may purchase futures contracts on the S&P/BARRA Growth Index (in the case of CORE Large Cap Growth Fund) or the S&P 500 Index(in the case of CORE U.S. Equity Fund) in order to keep a Fund's effective equity exposure close to 100%. For example, if cash balances are equal to 10% of the net assets, the Fund may enter into long futures contracts covering an amount equal to 10% of the Fund's net assets. As cash balances fluctuate based on new contributions or withdrawals, a Fund may enter into additional contracts or close out existing positions.

    THE MULTIFACTOR MODEL. The Multifactor Model is a sophisticated computerized rating system for evaluating equity securities according to a variety of investment characteristics (or factors). The factors used by the Multifactor Model incorporate many variables studied by traditional fundamental analysts and cover measures of value, growth, momentum, risk (e.g. price/earnings ratio, book/price ratio, growth forecasts, earning estimate revisions, price momentum, volatility and earnings stability). All of these factors have been shown to significantly impact the performance of equity securities.

    Because it includes many disparate factors, the Investment Adviser believes that the Multifactor Model is broader in scope and provides a more thorough evaluation than most conventional, value-oriented quantitative models. As a result, the securities ranked highest by the Multifactor Model do not have one dominant investment characteristic (such as a low price/earnings ratio); rather, such securities possess many different investment characteristics. By using a variety of relevant factors to select securities, the Investment Adviser believes that the Fund will be better balanced and have more consistent performance than an investment portfolio that uses only one or two factors to select securities.

    The Investment Adviser will monitor, and may occasionally suggest and make changes to, the method by which securities are selected for or weighted in the Fund. Such changes (which may be the result of changes in the Multifactor Model or the method of applying the Multifactor Model) may include: (i) evolutionary changes to the structure of the Multifactor Model (e.g., the addition of new factors or a new means of weighting the factors); (ii) changes in trading procedures (e.g., trading frequency or the manner in which the Fund uses futures); or (iii) changes in the method by which securities are weighted in the Fund. Any such changes will preserve the Fund's basic investment philosophy of combining qualitative and quantitative methods of selecting securities using a disciplined investment process.

INTERNATIONAL FUND
==================

    International Fund will seek to achieve its investment objective by investing primarily in equity and equity-related securities of issuers that are organized outside the United States or whose securities are principally traded outside the United States. Because research coverage outside the United States is fragmented and relatively unsophisticated, many foreign companies that are well-positioned to grow and prosper have not come to the attention of investors. GSAMI believes that the high historical returns and less efficient pricing of foreign markets create favorable conditions for International Fund's highly focused investment approach. For a description of the risks of the International Equity Fund's investments in Asia, see "Investing in Asia."

     A RIGOROUS PROCESS OF STOCK SELECTION. Using fundamental industry and company research, GSAMI's equity team in London, Singapore and Tokyo seeks to identify companies that may achieve superior long-term returns. Stocks are carefully selected for International Fund's portfolio through a three-stage investment process. Because International Fund is a long-term holder of stocks, the portfolio managers adjust International Fund's portfolio only when expected returns fall below acceptable levels or when the portfolio managers identify substantially more attractive investments.

    Using the research of Goldman Sachs as well as information gathered from other sources in Europe and the Asia-Pacific region, the Investment Advisers seek to identify attractive industries around the world. Such industries are expected to have favorable underlying economics and allow companies to generate sustainable and predictable high returns. As a rule, they are less economically sensitive, relatively free of regulation and favor strong franchises.

    Within these industries the Investment Advisers seek to identify well-run companies that enjoy a stable competitive advantage and are able to benefit from the favorable dynamics of the industry. This stage includes analyzing the current and expected financial performance of the company; contacting suppliers, customers and competitors; and meeting with management. In particular, the portfolio managers look for companies whose managers have a strong commitment to both maintaining the high returns of the existing business and reinvesting the capital generated at high rates of return. Management should act in the interests of the owners and seek to maximize returns to all stockholders.

    GSAM's currency team manages the foreign exchange risk embedded in foreign equities by means of a currency overlay program. The program may be utilized to protect the value of foreign investments in sustained periods of dollar appreciation and to add returns by seeking to take advantage of foreign exchange fluctuations. See "Investment Policies" and "Advisory and Administrative Services."

    The members of GSAM and GSAMI's international equity team bring together years of experience in analyzing and investing in companies in Europe and the Asia-Pacific region. Their expertise spans a wide range of skills including investment analysis, investment management, investment banking and business consulting. GSAM's worldwide staff of over 300 professionals includes portfolio managers based in London, Singapore and Tokyo who bring firsthand knowledge of their local markets and companies to every investment decision.

CORPORATE DEBT OBLIGATIONS
==========================

    Each Fund may, under normal market conditions, invest in corporate debt obligations, including obligations of industrial, utility and financial issuers. CORE U.S. Equity Fund may only invest in debt securities that are cash equivalents. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

    An economic downturn could severely affect the ability of highly leveraged issuers of junk bond securities to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of junk bonds will have an adverse effect on a Fund's net asset value to the extent it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

    The secondary market for junk bonds, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. This reduced liquidity may have an adverse effect on the ability of Growth and Income Fund, Capital Growth Fund, Small Cap Fund, Emerging Markets Fund and Balanced Fund to dispose of a particular security when necessary to meet their redemption requests or other liquidity needs. Under adverse market or economic conditions, the secondary market for junk bonds could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisers could find it difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under such circumstances, may be less than the prices used in calculating a Fund's net asset value.

    Since investors generally perceive that there are greater risks associated with the medium to lower rated securities of the type in which Capital Growth Fund, Small Cap Fund, Growth and Income Fund, Emerging Markets Fund and Balanced Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market, resulting in greater yield and price volatility.

    Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities. In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a Fund's net asset value.

    Medium to lower rated and comparable non-rated securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. The Advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

ZERO COUPON BONDS
=================

    A Fund's investments in fixed income securities may include zero coupon bonds, which are debt obligations issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds would have accrued and compounded over the period until maturity. Zero coupon bonds do not require the periodic payment of interest. Such investments benefit the issuer by mitigating its need for cash to meet debt service but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which provide for regular payments of interest. In addition, if an issuer of zero coupon bonds held by a Fund defaults, the Fund may obtain no return at all on its investment. Each Fund will accrue income on such investments for tax and accounting purposes which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations. See "Taxation."

VARIABLE AND FLOATING RATE SECURITIES
=====================================

    The interest rates payable on certain securities in which Balanced Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation.

CUSTODIAL RECEIPTS
==================

    Each Fund may invest up to 5% of its net assets in custodial receipts in respect of securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, instrumentalities, political subdivisions or authorities. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATs"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

MUNICIPAL SECURITIES
====================

    Balanced Fund may invest up to 5% of its net assets in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax. Municipal securities are often issued to obtain funds for various public purposes. Municipal securities also include "private activity bonds" or industrial development bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities, such as airports and waste disposal facilities, and, in some cases, commercial and industrial facilities.

    The yields and market values of municipal securities are determined primarily by the general level of interest rates, the creditworthiness of the issuers of municipal securities and economic and political conditions affecting such issuers. Due to their tax exempt status, the yields and market prices of municipal securities may be adversely affected by changes in tax rates and policies, which may have less effect on the market for taxable fixed income securities. Moreover, certain types of municipal securities, such as housing revenue bonds, involve prepayment risks which could affect the yield on such securities.

    Investments in municipal securities are subject to the risk that the issuer could default on its obligations. Such a default could result from the inadequacy of the sources or revenues from which interest and principal payments are to be made or the assets collateralizing such obligations. Revenue bonds, including private activity bonds, are backed only by specific assets or revenue sources and not by the full faith and credit of the governmental issuer.

MORTGAGE-BACKED SECURITIES
==========================

    GENERAL CHARACTERISTICS. Each Fund (other than CORE Large Cap Growth and CORE U.S. Equity Funds) may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multifamily (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties (the "Mortgaged Properties"). The Mortgaged Properties may consist of detached individual dwelling units, multifamily dwelling units, individual condominiums, townhouses, duplexes, triplexes, fourplexes, row houses, individual units in planned unit developments and other attached dwelling units. The Mortgaged Properties may also include residential investment properties and second homes.

    The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule, and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, if a Fund purchases mortgage-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce yield to maturity and market values. To the extent that a Fund invests in mortgage-backed securities, the Advisers may seek to manage these potential risks by investing in a variety of mortgage-backed securities and by using certain hedging techniques.

    GOVERNMENT GUARANTEED MORTGAGE-BACKED SECURITIES. There are several types of guaranteed mortgage-backed securities currently available, including guaranteed mortgage pass-through certificates and multiple class securities, which include guaranteed Real Estate Mortgage Investment Conduit Certificates ("REMIC Certificates"), collateralized mortgage obligations and stripped mortgage-backed securities. A Fund is permitted to invest in other types of mortgage-backed securities that may be available in the future to the extent consistent with its investment policies and objective.

    A Fund's investments in mortgage-backed securities may include securities issued or guaranteed by the U.S. Government or one of its agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

    GINNIE MAE CERTIFICATES. Ginnie Mae is a wholly-owned corporate instrumentality of the United States. Ginnie Mae is authorized to guarantee the timely payment of the principal of and interest on certificates that are based on and backed by a pool of mortgage loans insured by the Federal Housing Administration ("FHA Loans"), or guaranteed by the Veterans Administration ("VA Loans"), or by pools of other eligible mortgage loans. In order to meet its obligations under any guaranty, Ginnie Mae is authorized to borrow from the United States Treasury in an unlimited amount.

    FANNIE MAE CERTIFICATES. Fannie Mae is a stockholder-owned corporation chartered under an act of the United States Congress. Each Fannie Mae Certificate is issued and guaranteed by Fannie Mae and represents an undivided interest in a pool of mortgage loans (a "Pool") formed by Fannie Mae. Each Pool consists of residential mortgage loans ("Mortgage Loans") either previously owned by Fannie Mae or purchased by it in connection with the formation of the Pool. The Mortgage Loans may be either conventional Mortgage Loans (i.e., not insured or guaranteed by any U.S. Government agency) or Mortgage Loans that are either insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). However, the Mortgage Loans in Fannie Mae Pools are primarily conventional Mortgage Loans. The lenders originating and servicing the Mortgage Loans are subject to certain eligibility requirements established by Fannie Mae.

    Fannie Mae has certain contractual responsibilities. With respect to each Pool, Fannie Mae is obligated to distribute scheduled monthly installments of principal and interest after Fannie Mae's servicing and guaranty fee, whether or not received, to Certificate holders. Fannie Mae also is obligated to distribute to holders of Certificates an amount equal to the full principal balance of any foreclosed Mortgage Loan, whether or not such principal balance is actually recovered. The obligations of Fannie Mae under its guaranty of the Fannie Mae Certificates are obligations solely of Fannie Mae.

    FREDDIE MAC CERTIFICATES. Freddie Mac is a publicly held U.S. Government sponsored enterprise. The principal activity of Freddie Mac currently is the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and their resale in the form of mortgage securities, primarily Freddie Mac Certificates. A Freddie Mac Certificate represents a pro rata interest in a group of mortgage loans or participations in mortgage loans (a "Freddie Mac Certificate group") purchased by Freddie Mac.

    Freddie Mac guarantees to each registered holder of a Freddie Mac Certificate the timely payment of interest at the rate provided for by such Freddie Mac Certificate (whether or not received on the underlying loans). Freddie Mac also guarantees to each registered Certificate holder ultimate collection of all principal of the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. The obligations of Freddie Mac under its guaranty of Freddie Mac Certificates are obligations solely of Freddie Mac.

    The mortgage loans underlying the Freddie Mac and Fannie Mae Certificates consist of adjustable rate or fixed rate mortgage loans with original terms to maturity of between five and thirty years. Substantially all of these mortgage loans are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the law creating Freddie Mac or Fannie Mae. A Freddie Mac Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations comprising another Freddie Mac Certificate group.

    MORTGAGE PASS-THROUGH SECURITIES. Each Fund (other than CORE Large Cap Growth and CORE U.S. Equity Funds) may invest in both government guaranteed and privately issued mortgage pass-through securities ("Mortgage Pass-Throughs"); that is, fixed or adjustable rate mortgage-backed securities which provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans.

    The following discussion describes only a few of the wide variety of structures of Mortgage Pass-Throughs that are available or may be issued.

    DESCRIPTION OF CERTIFICATES. Mortgage Pass-Throughs may be issued in one or more classes of senior certificates and one or more classes of subordinate certificates. Each such class may bear a different pass-through rate. Generally, each certificate will evidence the specified interest of the holder thereof in the payments of principal or interest or both in respect of the mortgage pool comprising part of the trust fund for such certificates.

    Any class of certificates may also be divided into subclasses entitled to varying amounts of principal and interest. If a REMIC election has been made, certificates of such subclasses may be entitled to payments on the basis of a stated principal balance and stated interest rate, and payments among different subclasses may be made on a sequential, concurrent, pro rata or disproportionate
                                                    --------
basis, or any combination thereof. The stated interest rate on any such subclass of certificates may be a fixed rate or one which varies in direct or inverse relationship to an objective interest index.

    Generally, each registered holder of a certificate will be entitled to receive its pro rata share of monthly distributions of all or a portion of
            --------
principal of the underlying mortgage loans or of interest on the principal balances thereof, which accrues at the applicable mortgage pass-through rate, or both. The difference between the mortgage interest rate and the related mortgage pass-through rate (less the amount, if any, of retained yield) with respect to each mortgage loan will generally be paid to the servicer as a servicing fee. Since certain adjustable rate mortgage loans included in a mortgage pool may provide for deferred interest (i.e., negative amortization), the amount of interest actually paid by a mortgagor in any month may be less than the amount of interest accrued on the outstanding principal balance of the related mortgage loan during the relevant period at the applicable mortgage interest rate. In such event, the amount of interest that is treated as deferred interest will be added to the principal balance of the related mortgage loan and will be distributed pro rata to certificate-holders as principal of
                             --------
such mortgage loan when paid by the mortgagor in subsequent monthly payments or at maturity.

    RATINGS. The ratings assigned by a rating organization to Mortgage Pass-Throughs address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate does not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

    CREDIT ENHANCEMENT.  Credit support falls generally into two categories:
(i) liquidity protection and (ii) protection against losses resulting from default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pools of mortgages, the provision of a reserve fund, or a combination thereof, to ensure, subject to certain limitations, that scheduled payments on the underlying pool are made in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such credit support can be provided by among other things, payment guarantees, letters of credit, pool insurance, subordination, or any combination thereof.

    SUBORDINATION; SHIFTING OF INTEREST; RESERVE FUND. In order to achieve ratings on one or more classes of Mortgage Pass-Throughs, one or more classes of certificates may be subordinate certificates which provide that the rights of the subordinate certificate-holders to receive any or a specified portion of distributions with respect to the underlying mortgage loans may be subordinated to the rights of the senior certificate-holders. If so structured, the subordination feature may be enhanced by distributing to the senior certificate-holders on certain distribution dates, as payment of principal, a specified percentage (which generally declines over time) of all principal payments received during the preceding prepayment period ("shifting interest credit enhancement"). This will have the effect of accelerating the amortization of the senior certificates while increasing the interest in the trust fund evidenced by the subordinate certificates. Increasing the interest of the subordinate certificates relative to that of the senior certificates is intended to preserve the availability of the subordination provided by the subordinate certificates. In addition, because the senior certificate-holders in a shifting interest credit enhancement structure are entitled to receive a percentage of principal prepayments which is greater than their proportionate interest in the trust fund, the rate of principal prepayments on the mortgage loans will have an even greater effect on the rate of principal payments and the amount of interest payments on, and the yield to maturity of, the senior certificates.

    In addition to providing for a preferential right of the senior certificate-holders to receive current distributions from the mortgage pool, a reserve fund may be established relating to such certificates (the "Reserve Fund"). The Reserve Fund may be created with an initial cash deposit by the originator or servicer and augmented by the retention of distributions otherwise available to the subordinate certificate-holders or by excess servicing fees until the Reserve Fund reaches a specified amount.

    The subordination feature, and any Reserve Fund, are intended to enhance the likelihood of timely receipt by senior certificate-holders of the full amount of scheduled monthly payments of principal and interest due them and will protect the senior certificate-holders against certain losses; however, in certain circumstances the Reserve Fund could be depleted and temporary shortfalls could result. In the event the Reserve Fund is depleted before the subordinated amount is reduced to zero, senior certificate-holders will nevertheless have a preferential right to receive current distributions from the mortgage pool to the extent of the then outstanding subordinated amount. Unless otherwise specified, until the subordinated amount is reduced to zero, on any distribution date any amount otherwise distributable to the subordinate certificates or, to the extent specified, in the Reserve Fund will generally be used to offset the amount of any losses realized with respect to the mortgage loans ("Realized Losses"). Realized Losses remaining after application of such amounts will generally be applied to reduce the ownership interest of the subordinate certificates in the mortgage pool. If the subordinated amount has been reduced to zero,

Realized Losses generally will be allocated pro rata among all
                                            --------
certificate-holders in proportion to their respective outstanding interests in the mortgage pool.

    ALTERNATIVE CREDIT ENHANCEMENT. As an alternative, or in addition to the credit enhancement afforded by subordination, credit enhancement for Mortgage Pass-Throughs may be provided by mortgage insurance, hazard insurance, by the deposit of cash, certificates of deposit, letters of credit, a limited guaranty or by such other methods as are acceptable to a rating agency. In certain circumstances, such as where credit enhancement is provided by guarantees or a letter of credit, the security is subject to credit risk because of its exposure to an external credit enhancement provider.

    VOLUNTARY ADVANCES. Generally, in the event of delinquencies in payments on the mortgage loans underlying the Mortgage Pass-Throughs, the servicer agrees to make advances of cash for the benefit of certificate-holders, but only to the extent that it determines such voluntary advances will be recoverable from future payments and collections on the mortgage loans or otherwise.

    OPTIONAL TERMINATION. Generally, the servicer may, at its option with respect to any certificates, repurchase all of the underlying mortgage loans remaining outstanding at such time as the aggregate outstanding principal balance of such mortgage loans is less than a specified percentage (generally 5-10%) of the aggregate outstanding principal balance of the mortgage loans as of the cut-off date specified with respect to such series.

    MULTIPLE CLASS MORTGAGE-BACKED SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. A Fund may invest in multiple class securities including collateralized mortgage obligations ("CMOs") and REMIC Certificates. These securities may be issued by U.S. Government agencies and instrumentalities such as Fannie Mae or Freddie Mac or by trusts formed by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class mortgage-backed securities represent direct ownership interests in, a pool of mortgage loans or mortgage-backed securities the payments on which are used to make payments on the CMOs or multiple class mortgage-backed securities.

    Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

    Freddie Mac guarantees the timely payment of interest on Freddie Mac REMIC Certificates and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCs"). PCs represent undivided interests in specified level payment, residential mortgages or participations therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal of certain PCs.

    CMOs and guaranteed REMIC Certificates issued by Fannie Mae and Freddie Mac are types of multiple class mortgage-backed securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage- backed securities (the "Mortgage Assets"). The obligations of Fannie Mae or Freddie Mac under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae or Freddie Mac, respectively.

    CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

    The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

    Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

    A wide variety of REMIC Certificates may be issued in parallel pay or sequential pay structures. These securities include accrual certificates (also known as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates that generally require that specified amounts of principal be applied on each payment date to one or more classes or REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are much more volatile than other PAC classes.

    STRIPPED MORTGAGE-BACKED SECURITIES.   Balanced Fund may invest in stripped
mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities. Although the market for such securities is increasingly liquid, certain SMBS may not be readily marketable and will be considered illiquid for purposes of the Fund's limitation on investments in illiquid securities. The market value of the class consisting entirely of principal payments generally is unusually volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest from Mortgage Assets are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.

INVERSE FLOATING RATE SECURITIES
================================

    Balanced Fund may invest up to 5% of its net assets in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed . An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's 15% limitation on investments in such securities.

ASSET-BACKED SECURITIES
=======================

    Asset-backed securities represent participations in, or are secured by and payable from, assets such as motor vehicle installment sales, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

    Like mortgage-backed securities, asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. A Fund's ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that a Fund invests in asset-backed securities, the values of such Fund's portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities.

    Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Credit card receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than residential real property. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. Therefore, there is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
==================================================

    Each Fund may purchase and sell futures contracts. Each Fund, other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund, may also purchase and write options on futures contracts. CORE Large Cap Growth Fund and CORE U.S. Equity Fund may only purchase and sell futures contracts on the S&P/BARRA Growth Index or S&P 500 Index, respectively. The other Funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. Each Fund will engage in futures and, except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund, related options transactions, only for bona fide hedging purposes as defined below or for purposes of seeking to increase total return to the extent permitted by regulations of the Commodity Futures Trading Commission ("CFTC"). All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

    FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

    When interest rates are rising or securities prices are falling, a Fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are quoted or denominated in such currency. Each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that such Fund has acquired or expects to acquire.

    Positions taken in the futures market are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While each Fund will usually liquidate futures contracts on securities or currency in this manner, a Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the Fund to do so. A clearing corporation associated with the exchange on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

    HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty than would otherwise be possible the effective price, rate of return or currency exchange rate on portfolio securities or securities that a Fund owns or proposes to acquire. A Fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or (other than CORE Large Cap Growth Fund and CORE U.S. Equity
Fund) foreign currency rates that would adversely affect the dollar value of such Fund's portfolio securities. Such futures contracts may (except in the case of CORE Large Cap Growth and CORE U.S. Equity Funds) include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, each Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may sell futures contracts on a currency in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the applicable Investment Adviser, there is a sufficient degree of correlation between price trends for a Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Advisers will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

    On other occasions, a Fund may take a "long" position by purchasing such futures contracts. This would be done, for example, when a Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

    OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

    The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Fund's assets. By writing a call option, a Fund becomes obligated, in exchange for the premium, to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, a Fund becomes obligated to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Fund will incur transaction costs in connection with the writing of options on futures.

    The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same financial instrument. There is no guarantee that such closing transactions can be effected. A Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

    OTHER CONSIDERATIONS. Each Fund will engage in futures transactions and (except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund) will engage in related options transactions only for bona fide hedging as defined in the regulations of the CFTC or to seek to increase total return to the extent permitted by such regulations. A Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. Except as stated below, each Fund's futures transactions will be entered into for traditional hedging purposes -- i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets quoted or denominated in the related currency) in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

    As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Fund to elect to comply with a different test. Under this test the aggregate initial margin and premiums required to establish positions in futures contracts and options on futures to seek to increase total return may not exceed 5% of the net asset value of such Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. A Fund will engage in transactions in currency forward contracts futures contracts and (except for CORE Large Cap Growth Fund and CORE U.S. Equity Fund) will engage in related options transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for federal income tax purposes (see "Taxation").

    Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a Fund to purchase securities or currencies, require the Fund to segregate with its custodian cash or liquid assets, as permitted by applicable law, in an amount equal to the underlying value of such contracts and options.

    While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

    Perfect correlation between a Fund's futures positions and portfolio positions will be difficult to achieve because no futures contracts based on individual equity or corporate fixed-income securities are currently available. The only futures contracts available to hedge a Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In addition, it is not possible for a Fund to hedge fully or perfectly against currency fluctuations affecting the value of securities quoted or denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

OPTIONS ON SECURITIES AND SECURITIES INDICES
============================================

    WRITING COVERED OPTIONS. Each Fund may write (sell) covered call and put options on any securities in which it may invest, although CORE Large Cap Growth Fund and CORE U.S. Equity Fund have no present intention of doing so. A call option written by a Fund obligates such Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a Fund are covered, which means that such Fund will own the securities subject to the option as long as the option is outstanding or such Fund will use the other methods described below. A Fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

    A put option written by a Fund would obligate such Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a Fund would be covered, which means that such Fund would have deposited with its custodian cash or liquid, high grade debt securities with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, each Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities' market value at the time of purchase.

    Call and put options written by a Fund will also be considered to be covered to the extent that the Fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund.

    In addition, a written call option or put option may be covered by maintaining cash or liquid assets, as permitted by applicable law, (either of which may be quoted or denominated in any currency) in a segregated account, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a Fund's net exposure on its written option position.

    A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

    A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by maintaining cash or liquid assets with a value equal to the exercise price in a segregated account with its custodian.

    A Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

    PURCHASING OPTIONS. Each Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest although Select Equity Fund has no present intention of doing so. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

    A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the call option.

    A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund's securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise such a Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

    A Fund would purchase put and call options on securities indices for the same purposes as it would purchase options on individual securities. For a description of options on securities indices, see "Writing Covered Options" above.

    YIELD CURVE OPTIONS. Balanced Fund, with respect to 5% of its net assets, may enter into options on the yield "spread" or differential between two securities. Such transactions are referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

    Balanced Fund may purchase or write yield curve options for the same purposes as other options on securities. For example, Balanced Fund may purchase a call option on the yield spread between two securities if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. Balanced Fund may also purchase or write yield curve options in an effort to increase its current income if, in the judgment of the Adviser, Balanced Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.

    Yield curve options written by the Balanced Fund will be "covered." A call (or put) option is covered if the Balanced Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or liquid assets, as permitted by applicable law, sufficient to cover the Balanced Fund's net liability under the two options. Therefore, the Balanced Fund's liability for such a covered option is generally limited to the difference between the amount of the Balanced Fund's liability under the option written by the Balanced Fund less the value of the option held by the Balanced Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these options have not yet developed.

    RISKS ASSOCIATED WITH OPTIONS TRANSACTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

    Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

    Each Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission ("SEC") changes its position, each Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

    Transactions by each Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisers. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

    The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the Adviser's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

REAL ESTATE INVESTMENT TRUSTS
=============================

    Each Fund may invest in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Funds, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. A Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a Fund.

    Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the "Act"). REITs (especially mortgage REITs) are also subject to interest rate risks.

WARRANTS AND STOCK PURCHASE RIGHTS
==================================

    Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for a specific period of time. A Fund will invest in warrants and rights only if such equity securities are deemed appropriate by the Investment Adviser for investment by the Fund. CORE U.S. Equity Fund has no present intention of acquiring warrants or rights. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

FOREIGN SECURITIES
==================

    Investments in foreign securities may offer potential benefits not available from investments solely in U.S. dollar-denominated or quoted securities of domestic issuers. Such benefits may include the opportunity to invest in foreign issuers that appear, in the opinion of the applicable Adviser, to offer better opportunity for long-term growth of capital and income than investments in U.S. securities, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the United States and the opportunity to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not necessarily move in a manner parallel to U.S. markets.

    Investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. dollar-denominated or quoted securities of U.S. issuers. Investments in foreign securities usually involve currencies of foreign countries. Accordingly, any Fund that invests in foreign securities may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Equity Fund may be subject to currency exposure independent of their securities positions.

    Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks or the failure to intervene or by currency controls or political developments in the United States or abroad.

    Since foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign securities markets are less than in the United States and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed and unlisted companies than in the United States.

    Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when some of a Fund's assets are uninvested and no return is earned on such assets. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

    Each Fund may invest in foreign securities which take the form of sponsored and unsponsored American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") and (except for CORE U.S. Equity Fund) may also invest in European Depository Receipts ("EDRs") or other similar instruments representing securities of foreign issuers (together, "Depository Receipts").

    ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in the non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

    To the extent a Fund acquires Depository Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depository Receipts to issue and service such Depository Receipts (unsponsored), there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.

    Each Fund (except CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may invest in countries with emerging economies or securities markets. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened.

    A Fund (other than CORE Large Cap Growth Fund and CORE U.S. Equity Fund) may invest in securities of issuers domiciled in a country other than the country in whose currency the instrument is denominated or quoted. The Funds may also invest in securities quoted or denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of specified amounts of the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Funds may invest in securities quoted or denominated in other currency "baskets."

EMERGING COUNTRY SECURITIES
===========================

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Growth and Income Fund, Growth Fund, Capitial Growth Fund and Small Cap Equity Fund may enter into forward foreign currency exchange contracts for hedging purposes. Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may enter into forward foreign currency exchange contracts for hedging purposes and to seek to increase total return. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

    At the maturity of a forward contract a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

    A Fund may enter into forward foreign currency exchange contracts in several circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated or quoted in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Fund will attempt to protect itself against an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

    Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of such Fund's portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund's foreign assets.

    Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if GSAM or GSAMI determines that there is a pattern of correlation between the two currencies. Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may also purchase and sell forward contracts to seek to increase total return when GSAM or GSAMI anticipates that the foreign currency will appreciate or depreciate in value, but securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the Fund's portfolio.

    A Fund's custodian will place cash or liquid assets, as permitted by applicable law, into a segregated account of such Fund in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts requiring the Fund to purchase foreign currencies or, in the case of Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund forward contracts entered into to increase total return. If the value of the securities placed in the segregated account declines, additional cash or liquid securities will be placed in the account on a daily basis so that the value of the account will equal the amount of a Fund's commitments with respect to such contracts. The segregated account will be marked-to-market on a daily basis. Although the contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate these contracts. In such event, a Fund's ability to utilize forward foreign currency exchange contracts may be restricted.

    While a Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by such Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

     Markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

    WRITING AND PURCHASING CURRENCY CALL AND PUT OPTIONS.Each Fund (except CORE Large Cap Growth Fund and CORE U.S. Equity Fund) each may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of portfolio securities and against increases in the U.S. dollar cost of securities to be acquired. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. If and when a Fund seeks to close out an option, the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or over-the-counter.

    Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency with a pattern of correlation. In addition, Balanced Fund, International Fund, Emerging Markets and Asia Growth Fund may purchase call options on currency to seek to increase total return when the Adviser anticipates that the currency will appreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not included in the Fund's portfolio.

    A call option written by a Fund obligates a Fund to sell specified currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option written by a Fund would obligate a Fund to purchase specified currency from the option holder at a specified price if the option is exercised at any time before the expiration date. The writing of currency options involves a risk that a Fund will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value. For a description of how to cover written put and call options, see "Written Covered Options" above.

    A Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

    A Fund would normally purchase call options on foreign currency in anticipation of an increase in the U.S. dollar value of currency in which securities to be acquired by a Fund are quoted or denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified currency at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

    A Fund would normally purchase put options in anticipation of a decline in the U.S. dollar value of currency in which securities in its portfolio are quoted or denominated ("protective puts"). The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of a Fund's portfolio securities due to currency exchange rate fluctuations. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying currency or portfolio securities.

    In addition to using options for the hedging purposes described above, Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may use options on currency to seek to increase total return. Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may write (sell) covered put and call options on any currency in order to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund accept, in return for the option premium, the risk that they may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

    Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund would normally purchase call options to seek to increase total return in anticipation of an increase in the market value of a currency. Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs.
Otherwise Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by a Fund for the purpose of benefiting from a decline in the value of currencies which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain or a loss on the purchase of the put option.

    SPECIAL RISKS ASSOCIATED WITH OPTIONS ON CURRENCY. An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.
For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

    There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

    A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

    The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

CURRENCY SWAPS, MORTGAGE SWAPS, INDEX SWAPS AND INTEREST RATE SWAPS, CAPS,
==========================================================================
FLOORS AND COLLARS
==================

    The Balanced Fund, International Fund, Asia Growth Fund and Emerging Markets Fund may, with respect to 5% of their net assets, enter into currency swaps for both hedging purposes and to seek to increase total return. In addition, the Balanced Fund may, with respect to 5% of its net assets, enter into mortgage, index and interest rate swaps and other interest rate swap arrangements such as rate caps, floors and collars, for hedging purposes or to seek to increase total return. Currency swaps involve the exchange by a Fund with another party of their respective rights to make or receive payments in specified currencies. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages. Index swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount at interest rates equal to two specified indices. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

    A Fund will enter into interest rate, mortgage and index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate, index and mortgage swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate, index and mortgage swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate, index or mortgage swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. In contrast, currency swaps usually involve the delivery of a gross payment stream in one designated currency in exchange for the gross payment stream in another designated currency.
Therefore, the entire payment stream under a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the net amount payable under an interest rate, index or mortgage swap and the entire amount of the payment stream payable by a Fund under a currency swap or an interest rate floor, cap or collar is held in a segregated account consisting of cash or liquid assets, as permitted by applicable law, the Funds and the Investment Advisers believe that swaps do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

    A Fund will not enter into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party thereto is considered to be investment grade by the Investment Adviser.

    The use of interest rate, mortgage, index and currency swaps, as well as interest rate caps, floors and collars, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used. The staff of the SEC currently take the position that swaps, caps, floors and collars are illiquid and thus subject to a Fund's 15% limitation on investments in illiquid securities.

LENDING OF PORTFOLIO SECURITIES
===============================

    Each Fund may lend portfolio securities. Under present regulatory policies, such loans may be made to institutions such as brokers or dealers and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would be required to have the right to call a loan and obtain the securities loaned at any time on five days' notice. For the duration of a loan, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from investment of the collateral. A Fund would not have the right to vote any securities having voting rights during the existence of the loan, but a Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovering, or even loss of rights in, the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Investment Advisers to be of good standing, and when, in the judgment of the Advisers, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Advisers determine to make securities loans, it is intended that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
==============================================

    Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges. A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund may realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's duration, the maturity of when-issued or forward commitment securities will be calculated from the commitment date. A Fund is required to hold and maintain in a segregated account with the Fund's custodian until three days prior to the settlement date, cash and liquid assets, as permitted by applicable law, in an amount sufficient to meet the purchase price. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns. Securities purchased or sold on a when-issued or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date.

INVESTMENT IN UNSEASONED COMPANIES
==================================

    Each Fund may invest up to 5% of its net assets, calculated at the time of purchase, in companies (including predecessors) which have operated less than three years, except that this limitation does not apply to debt securities which have been rated investment grade or better by at least one nationally recognized statistical rating organization. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.

OTHER INVESTMENT COMPANIES
==========================

    A Fund reserves the right to invest up to 5% of its net assets in the securities of other investment companies but may not acquire more than 3% of the voting securities of any other investment company. Pursuant to an exemptive order obtained from the SEC, the Funds may invest in money market funds for which an Investment Adviser or any of its affiliates serves as investment adviser. A Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the advisory and administration fees paid by the Fund. However, to the extent that the Fund invests in a money market fund for which an Investment Adviser or any of its affiliates acts as adviser, the advisory and administration fees payable by the Fund to an Investment Adviser will be reduced by an amount equal to the Fund's proportionate share of the advisory and administration fees paid by such money market fund to the Investment Adviser.

REPURCHASE AGREEMENTS
=====================

    Each Fund may enter into repurchase agreements with selected broker-dealers, banks or other financial institutions. A repurchase agreement is an arrangement under which a Fund purchases securities and the seller agrees to repurchase the securities within a particular time and at a specified price. Custody of the securities is maintained by a Fund's custodian. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the security subject to the repurchase agreement.

    For purposes of the Act and for tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the security. For other purposes, it is not clear whether a court would consider the security purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, a Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction.

    As with any unsecured debt instrument purchased for a Fund, the Advisers seek to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the security. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), a Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. Certain repurchase agreements which provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

    In addition, a Fund, together with other registered investment companies having advisory agreements with the Advisers or their affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.



                            INVESTMENT RESTRICTIONS

    The following investment restrictions have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority (as defined in the Act) of the outstanding voting securities of the Funds. The investment objective of each Fund and all other investment policies or practices of each Fund are considered by the Trust not to be fundamental and accordingly may be changed without shareholder approval. See "Investment Objectives and Policies" in each Fund's Prospectus. For purposes of the Act, "majority" means the lesser of (a) 67% or more of the shares of the Trust or a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust or a Fund are present or represented by proxy, or (b) more than 50% of the shares of the Trust or a Fund. For purposes of the following limitations, any limitation which involves a maximum percentage shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund. With respect to the Fund's fundamental investment restriction no. 1, asset coverage of at least 300% (as defined in the Act), inclusive of any amounts borrowed, must be maintained at all times.

    The Company may not on behalf of any Fund:

         (1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Fund classified as a non-diversified company under the Act.

         (2) invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

         (3) borrow money, except (a) the Fund may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33-1/3% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities,
              (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage transactions in mortgage dollar rolls which are accounted for as financings.

         (4) make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

         (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

         (6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

         (7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

         (8) issue senior securities to the extent such issuance would violate applicable law.

    Each Fund may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

    In addition to the fundamental policies mentioned above, the Trustees have adopted the following non-fundamental policies which can be changed or amended by action of the Trustees without approval of shareholders:

    (a) Invest in companies for the purpose of excercising control or management.

    (b) Invest more than 15% of the Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

    (c) Purchase additional securities if the Fund's borrowing exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

    (d)  Make short sales of securities, except short sales against the box.

                                  MANAGEMENT

    Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Act are indicated by an asterisk.

NAME, AGE            POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS          WITH TRUST         DURING PAST 5 YEARS
-----------          ----------         -------------------
Ashok N. Bakhru, 53    Chairman         Executive Vice President-Finance and
1325 Ave. of Americas                   & Trustee  Administration  and Chief
New York, NY  10019                     Financial Officer, Coty Inc. (since
                                        April 1996); President, ABN Associates
                                        (since June 1994) Retired.  Senior Vice
                                        President of Scott Paper Company until
                                        June 1994; Director of Arkwright Mutual
                                        Insurance Company; Trustee of
                                        International House of Philadelphia;
                                        Member of Cornell University
                                        Council;Trustee of the Walnut Street
                                        Theater.

*David B. Ford, 51     Trustee          Managing Director, Goldman Sachs (since
One New York Plaza                      1996); General Partner, Goldman Sachs
New York, NY 10004                      (1986-1996); Co-Head of Goldman Sachs
                                        Asset Management (since December 1994).

*Douglas C. Grip, 35   Trustee          Vice President, Goldman Sachs (since May
One New York Plaza                      1996); & President President, MFS
New York, NY 10004                      Retirement Services Inc., of
                                        Massachusetts Financial Services (prior
                                        thereto).

John P. McNulty, 44    Trustee          Managing Director, Goldman Sachs (since
New York Plaza                          1996); One General Partner of Goldman
New York, NY 10004                      Sachs (1990-1994 and 1995-1996); Co-Head
                                        of Goldman Sachs Asset Management (since
                                        November 1995); Limited Partner of
                                        Goldman Sachs (1994 to November 1995).

Mary P. McPherson, 60  Trustee          President of Bryn Mawr College (since
Taylor Hall                             1978); Director of Bryn Mawr College
Bryn Mawr, PA 19010                     Josiah Macy, Jr, Foundation (since
                                        1977); director of the Philadelphia
                                        Contributionship (since 1985); Director
                                        of Amherst College (since 1986);
                                        director of Dayton Hudson Corporation
                                        (since 1988); Director of the Spencer
                                        Foundation (since 1993); and member of
                                        PNC Advisory Board (since 1993).

*Alan A. Shuch, 48     Trustee          Limited Partner, Goldman Sachs (since
 One New York Plaza                     1994); Director and Vice President of
New York, NY 10004                      Goldman Sachs Funds Management Inc.
                                        (from April 1990 to November 1994);
                                        President and Chief Operating Officer,
                                        GSAM (from September 1988 to November
                                        1994).

NAME, AGE                     POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                   WITH TRUST         DURING PAST 5 YEARS
-----------                   ----------         -------------------
Jackson W. Smart, 66           Trustee            Chairman, Executive Committee,
One Northfield Plaza # 218                        First Commonwealth, Inc. (a
Northfield, IL  60093                             managed dental care company,
                                                  since January 1996); Chairman
                                                  and Chief Executive Officer,
                                                  MSP Communications Inc. (a
                                                  company engaged in radio
                                                  broadcasting) (since November
                                                  1988) Director, Federal
                                                  Express Corporation (since
                                                  1976), Evanston Hospital
                                                  Corporation (since 1980),
                                                  First Commonwealth, Inc.
                                                  (since 1988), and North
                                                  American Private Equity Group
                                                  (a venture capital fund).

William H. Springer, 67        Trustee            Vice Chairman and Chief
701 Morningside Drive                             Financial and Administrative
Lake Forest, IL  60045                            Officer, (February 1987 to
                                                  June 1991) of Ameritech (a
                                                  telecommunications holding
                                                  company; Director, Walgreen
                                                  Co. (a retail drug store
                                                  business); Director of Baker,
                                                  Fentress & Co. (a closed-end,
                                                  non-diversified management
                                                  investment company) (April
                                                  1992 to present).

Richard P. Strubel, 57         Trustee            Managing Director, Tandem
70 West Madison St. Ste 1400                      Partners, Inc. (since 1990);
Chicago, IL  60602                                President and Chief Executive
                                                  Officer, Microdot, Inc. (a
                                                  diversified manufacturer of
                                                  fastening systems and
                                                  connectors)(January 1984 to
                                                  October 1994).

*Scott M. Gilman, 37           Treasurer          Director, Mutual Funds
One New York Plaza                                Administration, Goldman Sachs
New York, NY  10004                               Asset Management (since April
                                                  1994); Assistant Treasurer,
                                                  Goldman Sachs Funds
                                                  Management, Inc. (since March
                                                  1993); Vice President, Goldman
                                                  Sachs (since March 1990).

*John M. Perlowski, 32         Assistant          Vice President, Goldman Sachs
One New York Plaza              Treasurer         (since July 1995); Director,
New York, NY 10004                                Investors Bank and Trust,
                                                  November 1993 to July 1995);
                                                  Audit Manager of Arthur
                                                  Andersen LLP (prior thereto).

*Pauline Taylor, 50            Vice               Vice President of Goldman
4900 Sears Tower                President         Sachs (since June 1992);
Chicago, IL  60606                                Director Shareholder Servicing
                                                  (since June 1992).

*John W. Mosior, 58            Vice               Vice President, Goldman Sachs
4900 Sears Tower                President         and Manager of Shareholder
Chicago, IL  60606                                Servicing of GSAM (since
                                                  November 1989).

NAME, AGE                     POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                   WITH TRUST         DURING PAST 5 YEARS
-----------                   ----------         -------------------
*Nancy L. Mucker, 47            Vice              Vice President, Goldman Sachs
4900 Sears Tower                President         (since April 1985); Manager of
Chicago, IL  60606                                Shareholder Servicing of GSAM
                                                  since November 1989).

*Michael J. Richman, 36         Secretary         Associate General Counsel of
85 Broad Street                                   Goldman Sachs Asset Manage-
New York, NY                                      ment (since February 1994);
10004                                             Vice President and Assistant
                                                  General Counsel of Goldman
                                                  Sachs (since June 1992);
                                                  Counsel to the Funds Group,
                                                  GSAM (since June 1992);
                                                  Partner, Hale and Dorr
                                                  (September 1991 to June 1992).

*Howard B. Surloff, 31          Assistant         Assistant General Counsel and
85 Broad Street                 Secretary         Vice President, Goldman Sachs
New York, NY  10004                               (since November 1993 and May
                                                  1994 respectively); Counsel to
                                                  the Funds Group, Goldman Sachs
                                                  Asset Management (since
                                                  November 1993); Associate of
                                                  Shereff Friedman, Hoffman &
                                                  Goodman (prior thereto).

NAME, AGE                     POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                   WITH TRUST         DURING PAST 5 YEARS
-----------                   ----------         -------------------

*Steven E. Hartstein, 33       Assistant          Legal Products Analyst,
85 Broad Street                 Secretary         Goldman Sachs (June 1993 to
New York, NY  10004                               present); Funds Compliance
                                                  Officer, Citibank Global Asset
                                                  Management (August 1991 to
                                                  June 1993).

*Deborah Robinson, 25          Assistant          Administrative Assistant,
85 Broad Street                 Secretary         Goldman Sachs since January
New York, NY 10004                                1994. Formerly at Cleary
                                                  Gottlieb, Steen and Hamilton.

*Kaysie P. Uniacke, 36         Assistant          Vice President and Senior
One New York Plaza              Secretary         Portfolio Manager, Goldman
New York, NY 10004                                Sachs Asset Management (since
                                                  1988).

*Elizabeth D.
  Anderson, 27                 Assistant          Portfolio Manager, GSAM (since
One New York Plaza              Secretary         April 1996); Junior Portfolio
New York, NY 10004                                Manager, Goldman Sachs Asset
                                                  Management (since 1993); Funds
                                                  Trading Assistant, GSAM (1993-
                                                  1995); Compliance Analyst,
                                                  Prudential Insurance (1991-
                                                  1993).


     Each interested Trustee and officer holds comparable positions with certain other investment companies of which GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

     The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                        Pension or       Total
                                        Retirement       Compensation
                                        Benefits         from Goldman Sachs
                        Aggregate       Accrued as       Mutual Funds
                        Compensation    Part of          (including the
Name of Trustee         from the Funds  Funds' Expenses  Funds)*
---------------         --------------  ---------------  -------

Paul C. Nagel, Jr.**    $_________        $0             $_________
Ashok N. Bakhru         $_________        $0             $_________
Marcia L. Beck***       $_________        $0             $_________
David B. Ford           $_________        $0             $_________
Alan A. Shuch           $_________        $0             $_________
Jackson W. Smart        $_________        $0             $_________
William H. Springer     $_________        $0             $_________
Richard P. Strubel      $_________        $0             $_________

______________

     * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.
    **  Retired as of June 30, 1996.
   ***  Resigned as President and Trustee on May 1, 1996.

MANAGEMENT SERVICES
===================

     As stated in the Funds' Prospectus, GSFM, One New York Plaza, New York, New York, a Delaware limited partnership and an affiliate of Goldman Sachs, 85 Broad Street, New York, New York, serves as investment adviser to CORE U.S. Equity Fund and Capital Growth Fund. GSAM, One New York Plaza, New York, New York, a separate operating division of Goldman Sachs, serves as investment adviser to Balanced Fund, CORE Large Cap Growth Fund, Growth and Income Fund and Small Cap Fund. GSAMI, 140 Fleet Street, London, England, EC4A 2BJ acts as the Investment Adviser to International Fund, Asia Growth Fund and Emerging Markets Fund. See "Management" in the Funds' Prospectus for a description of the applicable Adviser's duties to the Funds.

     Founded in 1869, Goldman Sachs is among the oldest and largest investment banking firms in the United States. Goldman Sachs is a leader in developing portfolio strategies and in many fields of investing and financing, participating in financial markets worldwide and serving individuals, institutions, corporations and governments. Goldman Sachs is also among the principal market sources for current and thorough information on companies, industrial sectors, markets, economies and currencies, and trades and makes markets in a wide range of equity and debt securities 24-hours a day. The firm is headquartered in New York and has offices throughout the U.S. and in Beijing, Frankfurt, George Town, Hong Kong, London, Madrid, Mexico City, Milan, Montreal, Osaka, Paris, Sao Paulo, Seoul, Shanghai, Singapore, Sydney, Taipei, Tokyo, Toronto, Vancouver and Zurich. It has trading professionals throughout the United States, as well as in London, Tokyo, Hong Kong and Singapore. The active participation of Goldman Sachs in the world's financial markets enhances its ability to identify attractive investments.

     The Investment Advisers are able to draw on the substantial research and market expertise of Goldman Sachs whose investment research effort is one of the largest in the industry. With an annual equity research budget approaching $160 million, Goldman Sachs' Global Investment Research Department covers approximately 1,700 companies, including approximately 1,000 U.S. corporations in 60 industries. The in-depth information and analyses generated by Goldman Sachs' research analysts are available to the Advisers. For more than a decade, Goldman Sachs has been among the top-ranked firms in Institutional Investor's annual "All-America Research Team" survey. In addition, many of Goldman Sachs' economists, securities analysts, portfolio strategists and credit analysts have consistently been highly ranked in respected industry surveys conducted in the U.S. and abroad. Goldman Sachs is also among the leading investment firms using quantitative analytics (now used by a growing number of investors) to structure and evaluate portfolios.

     In managing the Funds, the the Investment Advisers have access to Goldman Sachs' economics research. The Economics Research Department, conducts economic, financial and currency markets research which analyzes economic trends and interest and exchange rate movement worldwide. The Economics Research Department tracks factors such as inflation and money supply figures, balance of trade figures, economic growth, commodity prices, monetary and fiscal policies, and political events that can influence interest rates and currency trends. The success of Goldman Sachs' international research team has brought wide recognition to its members. The team has earned top rankings in the Institutional Investor's annual "All British Research Team Survey" in the following categories: Economics (U.K.) 1986-1993; Economics/International 1989-1993; and Currency Forecasting 1986-1993. In addition, the team has also earned top rankings in the annual "Extel Financial Survey" of U.K. investment managers in the following categories: U.K. Economy 1989-1995; International Economies 1986, 1988-1995; and Currency Movements 1986-1993.

     In allocating assets in International Fund's, Asia Growth Fund's and Emerging Markets Fund's portfolio among various currencies, Investment Advisers will have access to the Global Asset Allocation

Model. The model is based on the observation that the prices of all financial assets, including foreign currencies, will adjust until investors globally are comfortable holding the pool of outstanding assets. Using the model, Investment Advisers will estimate the total returns from each currency sector which are consistent with the average investor holding a portfolio equal to the market capitalization of the financial assets among those currency sectors. These estimated equilibrium returns are then combined with the expectations of Goldman Sachs' research professionals to produce an optimal currency and asset allocation for the level of risk suitable for the International Fund's investment objective and criteria.

     Each Fund's management agreement provides that the Investment Advisers may render similar services to others as long as the services provided by the Investment Advisers thereunder are not impaired thereby.

     The CORE Large Cap Growth Fund and Growth Fund management agreement was initially approved by the Trustees, including a majority of the non-interested Trustees (as defined below) who are not parties to the management agreement, on April 23, 1997. The other Funds' management agreements were most recently approved by the Trustees, including a majority of the Trustees who are not parties to the management agreement or "interested persons" (as such term is defined in the Act) of any party thereto (the "non-interested Trustees"), on January 28, 1997. These arrangements were most recently approved by the shareholders of each Fund (other than CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund) on April 1, 1997. Each management agreement will remain in effect until June 30, 1998 from year to year thereafter provided such continuance is specifically approved at least annually by (a) the vote of a majority of the outstanding voting securities of such Fund or a majority of the Trustees, and (b) the vote of a majority of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each management agreement will terminate automatically if assigned (as defined in the Act) and is terminable at any time without penalty by the Trustees or by vote of a majority of the outstanding voting securities of the affected Fund on 60 days' written notice to the Investment Adviser and by the Investment Adviser on 60 days' written notice to the Trust.

     Pursuant to the management agreements the Investment Advisers are entitled to receive the fees listed below, payable monthly of such Funds average daily net assets. In addition, the Investment Advisers voluntarily agreed to limit its management fee to an annual rate also listed below:

                                    Management    Management
                                    With Fee      without Fee
Fund                                Limitations   Limitations
----                                ------------- -----------
GSAM
Balanced Fund                       0.65%
CORE Large Cap Growth Fund          1.00%
Growth and Income Fund              0.70%
Growth Fund
Small Cap Fund                      1.00%

GSFM
CORE U.S. Equity Fund               0.75%
Capital Growth Fund

GSAMI
International Fund                  1.00%
Asia Growth Fund                    1.00%
Emerging Markets Fund               ____%

     The Investment Advisers may discontinue or modify the above limitations in the future at their discretion, although they have no current intention to do so.

     For the last three fiscal years the amounts of the advisory fees incurred by each Fund then in existence were as follows:

                                 1997       1996         1995
                                 ====       ====         ====

Balanced Fund /1/                $      $  148,493     $    6,814
CORE Large Cap Growth Fund/2/    N/A         N/A            N/A
CORE U.S. Equity Fund/5/                   578,721         62,255
Growth and Income Fund                   1,748,649        621,416
Growth Fund/2/                   N/A         N/A            N/A
Capital Growth Fund                      7,001,809      6,543,621
International Fund/3,6/                    698,718        796,627
Small Cap                                2,181,629      2,539,424
Asia Growth Fund/3,4/                    1,172,731        414,813
Emerging Markets Fund/2/         N/A         N/A            N/A

----------------------------

1    Commenced operations on October 12, 1994.
2    Not Operational.
3 Does not give effect to the agreement (which was not in effect during such fiscal years) by GSFM, GSAM and GSAMI to limit management fees to 0.44%, 0.23% and 0.71%, respectively of CORE U.S. Equity, International and Asia Growth Fund's average daily net assets.
4    Commenced operations on July 8, 1994.
5 Gives effect to the agreement (which was in effect as of June 15, 1995) by GSFM to limit management fees to 0.44% of the CORE U.S. Equity Fund's average daily net assets. For the fiscal years ended January 31, 1996 and 1997, had limitations not been in effect, CORE U.S. Equity Fund would have paid $679,759 and $ _____, respectively, in investment management fees.


     Pursuant to the management agreements, in addition to managing the portfolio investments, the Investment Advisers responsibilities include, subject to the general supervision of the Trustees, (a) providing supervision of all aspects of the Trust's non-investment operations (the parties giving due recognition to the fact that certain of such operations are performed by others pursuant to agreements with each Fund), (b) providing the Trust, to the extent not provided pursuant to its custodian and transfer agency agreements or agreements with other institutions, with personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Trust, (c) arranging, to the extent not provided pursuant to such agreements, for the preparation, at the Trust's expense, of its tax returns, reports to shareholders, periodic updating of the prospectuses and reports filed with the SEC and other regulatory authorities, (d) providing the Trust, to the extent not provided pursuant to such agreements, with adequate office space and certain related office equipment and services, and (e) maintaining all of the Trust's records other than those maintained pursuant to such agreements.

     ACTIVITIES OF GOLDMAN SACHS AND ITS AFFILIATES AND OTHER ACCOUNTS MANAGED BY GOLDMAN SACHS. The involvement of the Advisers and Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to the Funds or impede their investment activities.

     Goldman Sachs and its affiliates, including, without limitation, the Advisers and their advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) which have investment objectives similar to those of the Funds and/or which engage in transactions in the same types of securities, currencies and instruments as the Funds. Goldman Sachs and its affiliates are major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Goldman Sachs and its affiliates are actively engaged in transactions in the same securities, currencies and instruments in which the Funds invest. Such activities could affect the prices and availability of the securities, currencies and instruments in which the Funds will invest, which could have an adverse impact on each Fund's performance. Such transactions, particularly in respect of proprietary accounts or customer accounts other than those included in the Advisers' and their advisory affiliates' asset management activities, will be executed independently of the Funds' transactions and thus at prices or rates that may be more or less favorable. When the Advisers and their advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for the Funds.

     From time to time, the Funds' activities may be restricted because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Advisers and/or their affiliates will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Advisers and/or their affiliates are performing services or when position limits have been reached.

     In connection with their management of the Funds, the Advisers may have access to certain fundamental analysis and proprietary technical models developed by Goldman Sachs and other affiliates. The Advisers will not be under any obligation, however, to effect transactions on behalf of the Funds in accordance with such analysis and models. In addition, neither Goldman Sachs nor any of its affiliates will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Advisers will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Goldman Sachs and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Advisers in managing the Funds.

     The results of each Fund's investment activities may differ significantly from the results achieved by the Advisers and their affiliates for their proprietary accounts or accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Goldman Sachs and its affiliates and such other accounts will achieve investment results which are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Goldman Sachs and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

     The investment activities of Goldman Sachs and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for the Fund in certain emerging markets in which limitations are imposed upon the aggregate amount of investment, in the aggregate or individual issuers, by affiliated foreign investors.

     An investment policy committee which may include partners of Goldman Sachs and its affiliates may develop general policies regarding a Fund's activities but will not be involved in the day-to-day management of such Fund. In such instances, those individuals may, as a result, obtain information regarding the Fund's proposed investment activities which is not generally available to the public. In addition, by virtue of their affiliation with Goldman Sachs, any such member of an investment policy committee will have direct or indirect interests in the activities of Goldman Sachs and its affiliates in securities and investments similar to those in which the Fund invests.

     In addition, certain principals and certain of the employees of the Advisers are also principals or employees of Goldman Sachs or their affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in the Funds should be aware.

     Each Adviser may enter into transactions and invest in currencies or instruments on behalf of a Fund in which customers of Goldman Sachs serve as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of a Fund, and such party may have no incentive to assure that the Funds obtain the best possible prices or terms in connection with the transactions. Goldman Sachs and its affiliates may also create, write or issue derivative instruments for customers of Goldman Sachs or its affiliates, the underlying securities or instruments of which may be those in which a Fund invests or which may be based on the performance of a Fund. The Funds may, subject to applicable law, purchase investments which are the subject of an underwriting or other distribution by Goldman Sachs or its affiliates and may also enter transactions with other clients of Goldman Sachs or its affiliates where such other clients have interests adverse to those of the Funds. At times, these activities may cause departmetns of the Firm to give advice to clients that may cause these clients to take actions adverse to the interests of the client. To the extent affiliated transactions are permitted, the Funds will deal with Goldman Sachs and its affiliates on an arms-length basis.

     Each Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither Goldman Sachs nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that a Fund's counterparties will rely on the credit of Goldman Sachs or any of its affiliates in evaluating the Fund's creditworthiness.

     From time to time, Goldman Sachs or any of its affiliates may, but is not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. Goldman Sachs reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Goldman Sachs could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. Goldman Sachs will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

     It is possible that a Fund's holdings will include securities of entities for which Goldman Sachs performs investment banking services as well as securities of entities in which Goldman Sachs makes a market. From time to time, Goldman Sachs' activities may limit the Funds' flexibility in purchases and sales of securities. When Goldman Sachs is engaged in an underwriting or other distribution of securities of an entity, the Investment Advisers may be prohibited from purchasing or recommending the purchase of certain securities of that entity for the Funds.


DISTRIBUTOR AND TRANSFER AGENT
==============================

     Goldman Sachs serves as the exclusive distributor of shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Trust on behalf of the Balanced Fund, CORE U.S. Equity Fund, Growth and Income Fund, Capital Growth Fund, International Fund, Small Cap Equity Fund, and Asia Growth Fund; Emerging Markets Fund, CORE Large Cap Growth Fund and Growth Fund, dated February 1, 1993, as amended as of January 30, 1996, January 28, 1997 and April 23, 1997, respectively. Pursuant to the distribution agreement, after the Prospectus and periodic reports have been prepared, set in type and mailed to shareholders, Goldman Sachs will pay for the printing and distribution of copies thereof used in connection with the offering to prospective investors. Goldman Sachs will also pay for other supplementary sales literature and advertising costs. Goldman Sachs may enter into sales agreements with certain investment dealers and other financial service firms (the "Authorized Dealers") to solicit subscriptions for Class A and Class B Shares of the Funds. Goldman Sachs receives a portion of the sales charge imposed on the sale, in the case of Class A Shares, or redemption in the case of Class B Shares, of such Fund shares. No Class B Shares were outstanding during the fiscal years ended January 31, 1995 and 1996.

     Goldman Sachs retained the following commissions on sales of Class A Shares during the following periods:

                                 1997      1996      1995
                                 ====      ====      ====
Balanced Fund/1/                 $       $ 28,000  $ 14,000
CORE Large Cap Growth Fund/3/     N/A       N/A       N/A
CORE U.S. Equity Fund                     108,000    58,000
Growth and Income Fund                    771,000   361,000
Growth Fund/3/                    N/A       N/A       N/A
Capital Growth Fund                       523,000   815,000
International Fund                        211,000   660,000
Small Cap Fund                  202,000   868,000
Asia Growth Fund/2/                       507,000   829,000
Emerging Markets Fund/3/          N/A       N/A       N/A

------------------------
1    Commenced operations on October 12, 1994.
2    Commenced operations on July 8, 1994.

3    Not operational.

     Goldman Sachs serves as the Trust's transfer agent. Under its transfer agency agreement with the Trust, Goldman Sachs has undertaken with the Trust to
(i) record the issuance, transfer and redemption of shares, (ii) provide confirmations of purchases and redemptions, and quarterly statements, as well as certain other statements, (iii) provide certain information to the Trust's custodian and the relevant sub-custodian in connection with redemptions, (iv) provide dividend crediting and certain disbursing agent services, (v) maintain shareholder accounts, (vi) provide certain state Blue Sky and other information,
(vii) provide shareholders and certain regulatory authorities with tax related information, (viii) respond to shareholder inquiries, and (ix) render certain other miscellaneous services. As compensation for the services rendered to the Trust by Goldman Sachs as transfer agent and the assumption by Goldman Sachs of the expenses related thereto, Goldman Sachs is entitled to receive a fee with respect to each Fund with respect to Class A Shares and Class B Shares equal to $12,000 per year plus $7.50 per account, together with out-of-pocket and transaction-related expenses (including those out-of-pocket expenses payable to servicing agents).

     For the last three fiscal years the amounts paid to Goldman Sachs by each Fund's Class A shares then in existence for transfer agency services performed were as follows:

                                 1997      1996      1995
                                 ====      ====      ====

Balanced Fund/1/                  $      $ 72,067  $ 20,000
CORE Large Cap Growth Fund/3/    N/A        N/A       N/A
CORE U.S. Equity Fund                     103,682   151,230
Growth and Income Fund                    524,671   262,158
Growth Fund/3/                   N/A        N/A       N/A
Capital Growth Fund                       549,844   694,014
International Fund                        129,313   481,169
Small Cap Fund                            254,292   600,618
Asia Growth Fund/2/                       192,097   120,000
Emerging Markets Fund/3/         N/A        N/A       N/A

-------------------------
1    Commenced operations on October 12, 1994.
2    Commenced operations on July 8, 1994.

3    Not operational.


     The Trust's distribution and transfer agency agreements each provide that Goldman Sachs may render similar services to others so long as the services Goldman Sachs provides thereunder are not impaired thereby. Such agreements also provide that the Trust will indemnify Goldman Sachs against certain liabilities.

                DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS

     CLASS A DISTRIBUTION PLANS. As described in the Prospectus, the Trust with respect to Class A Shares of each Fund has adopted a distribution plan (the "Class A Plans") pursuant to Rule 12b-1 under the Act. See "Distribution and Authorized Dealer Service Plan" in the Prospectus.

     The Class A Plans were most recently approved on April 23, 1997 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plans, cast in person at a meeting called for the purpose of approving the Class A Plans. The compensation payable under the Class A Plans may not exceed 0.25% per annum of each Fund's average daily net assets.

     Currently, Goldman Sachs has voluntarily agreed to waive the entire amount of such fee for the Balanced Fund, CORE Large Cap U.S. Growth Fund, Growth and Income Fund, Capital Growth Fund and Small Cap Equity Fund and to limit the amount of such fee to 0.21% of average daily net assets attributable to Class A Shares of CORE U.S. Equity Fund, International Fund, Asia Growth Fund and Emerging Markets Funds. Goldman Sachs has no current intention of modifying or discontinuing its fee waiver for the other Funds but may do so in the future at its discretion.

     Each Class A Plan was amended effective June 1, 1995 for each of the Funds then in existence to reduce the fee payable under the Plan from 0.50% of average daily net assets attributable to Class A Shares. At the time of such amendment the Trustees approved the Authorized Dealer Service Plan pursuant to which personal and account maintenance services are provided. See "Management -- Authorized Dealer Service Plans."

     For the fiscal year ended January 31, 1997 the amounts paid to Goldman Sachs pursuant to its Class A Plan by each Fund then in existence were as follows:

                                          1997
                                          ====

Balanced Fund                      $
CORE Large Cap U.S. Growth Fund/1/         N/A
CORE U.S. Equity Fund
Growth and Income Fund
Growth Fund/1/                             N/A
Capital Growth Fund
International Fund
Small Cap Fund
Asia Growth Fund
Emerging Markets Fund/1/                   N/A
________________________________
1    Not operational.


     Prior to June 1, 1995, Goldman Sachs limited its fees under each then in existence Fund's Distribution Plan to 0.25% of the Fund's average daily net assets. After June 1, 1995, Goldman Sachs waived the entire amount of such fees for the Balanced Fund, Growth and Income Fund, Capital Growth Fund and Small Cap Equity Fund. Had Goldman Sachs' voluntary limitations not been in effect the Funds would have paid Goldman Sachs the following fees during the fiscal year ended 1997 pursuant to their respective Distribution Plans:



                                          1997
                                          ====

Balanced Fund                      $
CORE Large Cap U.S. Growth Fund/1/         N/A
CORE U.S. Equity Fund
Growth and Income Fund
Growth Fund/1/                             N/A
Capital Growth Fund
International Fund
Small Cap Fund
Asia Growth Fund
Emerging Markets Fund/1/                   N/A
________________________________
1    Not operational.

     During the fiscal year ended January 31, 1997, Goldman Sachs incurred the following expenses in connection with distribution and personal and account maintenance services under the Class A Plan of each Fund then in existence:

                                     Compensation              Printing and   Preparation
                                     and Expenses  Allocable    Mailing of        and
                                        of the     Overhead,   Prospectuses   Distribution
                                     Distributor   Telephone     to Other       of Sales
                       Compensation  & Its Sales   and Travel  Than Current  Literature and
                        To Dealers    Personnel     Expenses   Shareholders   Advertising
                       ============  ============  ==========  ============  ==============
Fiscal Year Ended
January 31, 1997:

Balanced Fund(1)       $             $             $           $             $
CORE Large Cap U.S.
Growth Fund (2)
CORE U.S.
Equity Fund
Growth and
Income Fund(1)
Growth Fund(2)
Capital Growth Fund(1)
International Fund(1)
Small Cap Fund(1)
Asia Growth Fund(1)
Emerging Markets Fund (2)

The table above reflects amounts expended by Goldman Sachs, which amounts are in excess of the compensation received by Goldman Sachs under the Class A Plans. The payments under the Class A Plans were used by Goldman Sachs to compensate it for the expenses shown above on a pro-rata basis.

(1) EXPENSES REFLECTED ABOVE FOR THESE FUNDS WERE INCURRED THROUGH 5/31/95; AT THIS POINT EXPENSES INCURRED EXCEEDED ANY REVENUES EARNED. FROM JUNE 1, 1995 THROUGH JANUARY 31, 1996 GOLDMAN SACHS DID NOT IMPOSE THE 0.25% 12B-1 FEE; THEREFORE, ADDITIONAL EXPENSES INCURRED HAVE NOT BEEN REFLECTED SINCE REVENUE WAS NOT EARNED AFTER THE PERIOD PRESENTED.

(2)  NOT OPERATIONAL.

     The Plans are compensation plans which provide for the payment of a specified fee without regard to the expenses actually incurred by Goldman Sachs. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements. If the Plans were terminated by the Trustees and no successor plans were adopted, each Fund would cease to make payments to Goldman Sachs under the Distribution Plans and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Plans, Goldman Sachs, as distributor of each Fund's Class A shares, will provide to the Trustees for their review, and the Trustees will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Plans and the purposes for which such services were performed and expenditures were made.

     The Class A Plans will remain in effect until June 1, 1998 and from year to year thereafter, provided that such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class A Plan. A Class A Plan may not be amended to increase materially the amount to be spent for the services described therein as to a Fund without approval of a majority of the outstanding voting securities of the affected Fund. All material amendments of the Class A Plan must also be approved by the Trustees in the manner described above. A Class A Plan may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the Class A Shares of the applicable Fund. So long as the Class A Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their Class A shareholders.

     The Plans for Capital Growth Fund and CORE U.S. Equity Fund were most recently approved by shareholders at a meeting held on November 27, 1991. The Plans for each of Small Cap Fund, International Fund, Growth and Income Fund, Asia Growth Fund, Balanced Fund and Emerging Markets Fund were approved by its sole initial shareholder on September 16, 1992, October 23, 1992, January 29, 1993, June 1, 1994, October 4, 1994, and __________, 1997, respectively. The
Plans for each of CORE Large Cap Growth Fund and Growth Fund were approved by its sole initial shareholder on _______, 1997.

     CLASS B DISTRIBUTION PLANS. As described in the Prospectus, the Trust has adopted on behalf of the Funds' distribution plans (the "Class B Plans") pursuant to Rule 12b-1 under the Act with respect to the Class B shares. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class B Plan of Emerging Markets Fund was initially approved on January 28, 1997 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class B Plan, cast in person at a meeting called for the purpose of approving the Class B Plan. The Class B Plans were most recently approved for the Funds (except Emerging Markets Fund) on April 26, 1996 and for the Emerging Markets Fund on January 28, 1997, on behalf of the Trust by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Class B Plans, cast in person at a meeting called for the purpose of approving the Class B Plans. The Class B Plan of Emerging Markets Fund was initially approved by the sole initial shareholder of the Class B shares on ________, 1997. The Class B Plans for the Funds (except Emerging Markets Fund) were approved by the sole initial shareholders of the Class B Shares of the Funds on January 30, 1996 and on April 23, 1997 for the Emerging Markets Fund.

     With respect to each Fund, the compensation payable under the Class B Plans is equal to 0.75% per annum of the average daily net assets attributable to Class B Shares of that Fund. The fees received by Goldman Sachs under the Class B Plans and contingent deferred sales charge on Class B Shares may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of Class B Shares. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Funds' Class B Shares. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     No fees were paid to Goldman Sachs under the Class B Plans during the fiscal year ended January 31, 1997.

     The Class B Plans are compensation plans which provide for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plans were terminated by the Trustees and no successor plan were adopted, the Funds would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class B Plans, Goldman Sachs, as distributor of the Funds' shares, will provide to the Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plans and the purposes for which such services were performed and expenditures were made.

     The Class B Plans will remain in effect until June 1, 1998 and from year to year, provided such continuance is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees. A Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to any Fund without approval of a majority of the outstanding Class B Shares of that Fund. All material amendments of the Class B Plan must also be approved by the Trustees in the manner described above. With respect to any Fund, a Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the Class B Shares of that Fund. So long as a Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plans will benefit each Fund and their respective Class B shareholders.

     AUTHORIZED DEALER SERVICE PLANS. As described in the prospectus, each Fund's Class A and Class B Shares has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (each a "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. The Service Plan of Emerging Markets Fund was initially approved on January 28, 1997 and the Service Plan of CORE Large Cap Growth Fund and Growth Fund was initially approved on April 23, 1997 by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plan. Each Service Plan of each other Fund was most recently approved by the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plan, at a meeting held on April 23, 1997. Each Fund's Service Plan provides for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A or Class B shares.

     For the fiscal year ended January 31, 1997 and for the period June 1, 1995 (commencement of each Service Plan) through January 31, 1996, each Fund paid Authorized Dealer Service fees at the foregoing rate for each Fund's Class A shares. During the fiscal year ended January 31, 1997 and for the period June 1, 1995 (commencement of each Service
Plan) through January 31, 1996, and no Authorized Dealer Service fees were paid with respect to any Fund's Class B shares.

     For the fiscal year ended January 31, 1997 and for the period June 1, 1995 through January 31, 1996, the amounts paid to Goldman Sachs pursuant to its Class A Authorized Dealer Service Plan was:

                                       1997        1996
                                       ====        ====

Balanced Fund                          $      $   64,145
CORE Large Cap U.S. Growth Fund/1/      N/A        N/A
CORE U.S. Equity Fund                            182,881
Growth and Income Fund                           603,426
Growth Fund/1/                          N/A        N/A
Capital Growth Fund                            1,563,448
International Fund                               470,027
Small Cap Fund                                   454,857
Asia Growth Fund                                 276,754
Emerging Markets Equity Fund/1/         N/A        N/A

------------------------
1    Not operational.


     The Service Plans of each Fund will remain in effect until June 1, 1998, and from year to year thereafter, provided that the continuance of each service plan is approved annually by a majority vote of the Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Service Plans. All material amendments of the Service Plans must also be approved by the Trustees in the manner described above. The Service Plans may be terminated at any time as to any Fund without payment of any penalty by a vote of a majority of the non-interested Trustees or by vote of a majority of the outstanding voting securities of the affected Fund. The Trustees have determined that in their judgment there is a reasonable likelihood that the Service Plans will benefit the Funds and their shareholders.

EXPENSES
========

     Except as set forth in the Prospectus under "Management," the Trust is responsible for the payment of its expenses. The expenses include, without limitation, the fees payable to the Advisers, the fees payable to GSAM, the fees and expenses payable to the Trust's custodian and subcustodians, transfer agent fees, brokerage fees and commissions, filing fees for the registration or qualification of the Trust's shares under federal or state securities laws, expenses of the organization of the Trust, fees and expenses incurred by the Trust in connection with membership in investment company organizations, taxes, interest, costs of liability insurance, fidelity bonds or indemnification, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Trust for violation of any law, legal and auditing fees and expenses (including the cost of legal and certain accounting services rendered by employees of GSAM, GSAMI and Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices and the printing and distributing of the same to the Trust's shareholders and regulatory authorities, any expenses assumed by a Fund pursuant to its distribution, authorized dealer service and administration plans, compensation and expenses of its

"non-interested" Trustees and extraordinary expenses, if any, incurred by the Trust. Except for fees under any distribution, authorized dealer service, administration or service plans applicable to a particular class and transfer agency fees, all Fund expenses are borne on a non-class specific basis.

     The Investment Advisers have voluntarily agreed to reduce or limit certain "Other Expenses" of the CORE Large Cap Growth Fund, Balanced Fund, CORE U.S. Equity Fund, Growth and Income Fund, Growth, Capital Growth Fund, International Fund, Small Cap Equity Fund, Asia Growth Fund and Emerging Markets Fund (excluding management, distribution and authorized dealer service fees, any class-specific transfer agency fees, taxes, interest and brokerage fees and litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.10% of the average daily net assets of Balanced Fund, ___% of the average daily net assets of CORE Large Cap Growth Fund, 0.06% of the average daily net assets of Core U.S. Equity Fund, 0.11% of the average daily net assets of Growth and Income Fund, ___% of the average daily net assets of Capital Growth Fund, 0.24% of the average daily net assets of International Fund, ___% of the average daily net assets of Small Cap Fund, 0.24% of the average daily net assets of Asia Growth Fund and ___% of the average daily net assets of Emerging Markets Fund. Such reductions or limits, if any, are calculated monthly on a cumulative basis and, although it has no current intention to do so, may be discontinued or modified by the Adviser at its discretion at any time.

     Fees and expenses of legal counsel, registering shares of a Fund, holding meetings and communicating with shareholders may include an allocable portion of the cost of maintaining an internal legal and compliance department. Each Fund may also bear an allocable portion of the applicable Adviser's costs of performing certain accounting services not being provided by a Fund's Custodian.

     For the last three fiscal years the amounts of certain "Other Expenses" of each Fund then in existence that were reduced or otherwise limited were as follows:

                                      1997     1996      1995
                                      ====     ====      ====
Balanced Fund/1/                      $      $192,405  $ 95,906
CORE Large Cap U.S. Growth Fund/3/    N/A         N/A       N/A
CORE U.S. Equity Fund                         110,581       N/A
Growth and Income Fund                              0   106,725
Growth Fund/3/                        N/A         N/A       N/A
Capital Growth Fund                   N/A         N/A       N/A
International Fund                    N/A         N/A       N/A
Small Cap Fund                        N/A         N/A       N/A
Asia Growth Fund/2/                                 0    35,905
Emerging Markets Fund3                N/A         N/A       N/A

---------------------
1    Commenced operations on October 12, 1994.
2    Commenced operations on July 8, 1994.

3    Not operational.


CUSTODIAN AND SUB-CUSTODIANS
============================

     State Street, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian of the Trust's portfolio securities and cash. State Street also maintains the Trust's accounting records. State Street may appoint sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS
==============================

     _____________________, independent public accountants, One International Place, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, _____________________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Investment Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Goldman Sachs.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. A Fund will not deal with Goldman Sachs in any transaction in which Goldman Sachs acts as principal.

     In placing orders for portfolio securities of a Fund, the Investment Advisers are generally required to give primary consideration to obtaining the most favorable price and efficient execution under the circumstances. This means that an Investment Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While the Investment Advisers generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.
Within the framework of this policy, the Investment Advisers will consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of a Fund, the Investment Advisers and their affiliates, or their other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Investment Advisers in connection with all of their investment activities, and some of such services obtained in connection with the execution of transactions for a Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of a Fund, and the services furnished by such brokers may be used by the Investment Advisers in providing management services for the Trust. In addition, the Investment Advisers are authorized to take into account sales of shares of the Funds and other funds in the Goldman Sachs Group of Funds in allocating purchase and sale orders of portfolio securities provided that the Investment Advisers believe that the quality of the transaction and commissions comparable to other qualified firms.

     On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as its other customers (including any other fund or other investment company or advisory account for which such Investment Adviser acts as investment adviser or subadviser), the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances.

In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the applicable Investment Adviser in the manner it considers to be equitable and consistent with its fiduciary obligations to such Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for a Fund.

     Commission rates in the U.S. are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Trustees.

     Subject to the above considerations, the Investment Advisers may use Goldman Sachs as a broker for a Fund. In order for Goldman Sachs to effect any portfolio transactions for each Fund, the commissions, fees or other remuneration received by Goldman Sachs must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow Goldman Sachs to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including a majority of the Trustees who are not "interested" Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Goldman Sachs are consistent with the foregoing standard. Brokerage transactions with Goldman Sachs are also subject to such fiduciary standards as may be imposed upon Goldman Sachs by applicable law.

     In addition, Goldman Sachs, as a member firm of the New York Stock Exchange may effect exchange transactions and receive compensation therefor if expressly so authorized in a written contract with the Trust. The Trust, on behalf of each Fund, has entered into such a contract with Goldman Sachs. Goldman Sachs will provide the Trust at least annually with a statement setting forth the total amount of all compensation retained by Goldman Sachs in connection with effecting transactions for the accounts of the Funds. The Trustees will review and approve all the Funds' portfolio transactions with Goldman Sachs and the compensation received by Goldman Sachs in connection therewith. The Trust, of course, will effect its portfolio transactions in a manner consistent with all applicable laws.

 For the past three fiscal years, each Fund in existence paid brokerage commissions as follows:

                                                  Total        Total      Brokerage
                                                Brokerage    Amount of   Commissions
                                     Total     Commissions  Transaction     Paid
                                   Brokerage     Paid to     on which    to Brokers
                                  Commissions  Affiliated   Commissions   Providing
                                     Paid        Persons       Paid       Research
                                  ===========  ===========  ===========  ===========

Fiscal Year Ended
January 31, 1997:

Balanced Fund/(1)/

CORE Large Cap Growth Fund /(8)/    N/A          N/A          N/A          N/A

CORE U.S. Equity Fund

Growth and Income
 Fund

Growth Fund /(8)/                   N/A          N/A          N/A          N/A

Capital Growth Fund

International Fund

Small Cap Fund

Asia Growth Fund/(4)/

Emerging Markets Fund/(8)/          N/A          N/A          N/A          N/A

                                                  Total        Total      Brokerage
                                                Brokerage    Amount of   Commissions
                                     Total     Commissions  Transaction     Paid
                                   Brokerage     Paid to     on which    to Brokers
                                  Commissions  Affiliated   Commissions   Providing
                                     Paid        Persons       Paid       Research
                                  ===========  ===========  ===========  ===========
Fiscal Year Ended
January 31, 1996:

Balanced Fund/(1)/

CORE Large Cap Growth Fund /(8)/    N/A          N/A          N/A          N/A

CORE U.S. Equity Fund

Growth and Income
 Fund

Growth Fund /(8)/                   N/A          N/A          N/A          N/A

Capital Growth Fund

International Fund

Small Cap Fund

Asia Growth Fund/(4)/

Emerging Markets Fund/(8)/          N/A          N/A          N/A          N/A

                                                  Total        Total      Brokerage
                                                Brokerage    Amount of   Commissions
                                     Total     Commissions  Transaction     Paid
                                   Brokerage     Paid to     on which    to Brokers
                                  Commissions  Affiliated   Commissions   Providing
                                     Paid        Persons       Paid       Research
                                  ===========  ===========  ===========  ===========
Fiscal Year Ended
January 31, 1995:

Balanced Fund/(1)/

CORE Large Cap Growth Fund /(8)/    N/A          N/A          N/A          N/A

CORE U.S. Equity Fund

Growth and Income
 Fund

Growth Fund /(8)/                   N/A          N/A          N/A          N/A

Capital Growth Fund

International Fund

Small Cap Fund

Asia Growth Fund/(4)/

Emerging Markets Equity Fund/(8)/   N/A          N/A          N/A          N/A

----------------------------

1  Balanced Fund commenced operations on October 12, 1994.
2  Percentage of total commissions paid.
3 Percentage of total amount of transactions involving the payment of commissions effected through affiliated persons.
4  Asia Growth Fund commenced operations on July 8, 1994.
5  Growth and Income Fund commenced operations on February 5, 1993.
6  Small Cap Fund commenced operations on October 22, 1992.
7  International Fund commenced operations on December 1, 1992.

8  Not operational.

During the fiscal year ended January 31, 1997, the Trust acquired and sold securities of its regular broker-dealers: [insert broker/dealer names]. As of January 31, 1997, the Trust held the following amounts of securities of its regular broker/dealers, as defined in Rule 10b-1 under the Act, or their parents ($ in thousands): [insert fund names, broker-dealer name and dollar amounts].


                                NET ASSET VALUE

     Under the Act, the Trustees are responsible for determining in good faith the fair value of securities of each Fund. In accordance with procedures adopted by the Trustees, the net value per share of each class of each Fund is calculated by determining the value of the net assets attributable to each class of that Fund and dividing by the number of outstanding shares of that class.
All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day (as defined in the Prospectus).

     In the event that the New York Stock Exchange or the national securities exchange on which stock options are traded adopt different trading hours on either a permanent or temporary basis, the Trustees will reconsider the time at which net asset value is computed. In addition, each Fund may compute its net asset value as of any time permitted pursuant to any exemption, order or statement of the SEC or its staff.

     Portfolio securities of the Fund for which accurate market quotations are available are valued as follows: (a) securities listed on any U.S. or foreign stock exchange or on the Nasdaq National Market ("NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded, on the valuation date. If there is no sale on the valuation day, securities traded principally: (i) on a U.S. exchange or NASDAQ will be valued at the mean between the closing bid and asked prices; and (ii) on a foreign exchange will be valued at the last sale price (also referred to as the close price). The last sale price for securities traded principally on a foreign exchange will be determined as of the close of the London Stock Exchange or, for securities traded on exchanges located in the Asia Pacific region, noon London time; (b) over-the-counter securities not quoted on NASDAQ will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked price; (c) exchange traded options and futures contracts will be valued at the last sale price in the market where such contracts are principally traded; (d) forward foreign currency exchange contracts will be valued using a pricing service (such as Reuters), then calculating the mean between the last bid and asked quotations supplied by certain independent dealers in such contracts; (e) debt securities, other than money market instruments, will be valued on the basis of dealer-supplied quotations or by using a pricing service approved by the Trustees if such prices are believed by the Adviser to accurately represent market value; money market instruments, which are defined as those debt securities with a remaining maturity of 60 days or less, will be valued at amortized cost; (f) overnight repurchase agreements will be valued at cost and term repurchase agreements will be valued at the average of bid quotations obtained daily from at least two recognized dealers; (g) OTC and exchange traded options will be valued by an independent unaffiliated broker identified by the portfolio manager/trader and contacted by the custodian bank; and (h) all other securities, including those for which a pricing service supplies no quotation or a quotation that is believed by the portfolio manager/trader to be inaccurate, will be valued at fair value in accordance with procedures established by the Trustees.

     Generally, trading in securities on European and Far Eastern securities exchanges and on over-the-counter markets is substantially completed at various times prior to the close of business on each Business Day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and days on which the Funds' net asset values are not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the New York Stock Exchange will not be reflected in a Fund's calculation of net asset values unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

     The proceeds received by each Fund and each other series of the Trust (as defined herein under "Shares of the Trust") established by the Trust from the issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund or series. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses of the Trust with respect to the Funds and the other series of the Trust are generally allocated in proportion to the net asset values of the respective Funds or series except where allocations of direct expenses can otherwise be fairly made.

              OTHER INFORMATION REGARDING PURCHASES, REDEMPTIONS,
                            EXCHANGES AND DIVIDENDS

     The following information supplements the information in the Prospectus under the captions "How to Invest," "How to Sell Shares of the Funds" and "Dividends." Please see the Prospectus for more complete information.

OTHER PURCHASE INFORMATION
==========================

     If shares of a Fund are held in a "street name" account with an Authorized Dealer, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Dealer, and not by the Fund and its Transfer Agent. Since the Funds will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Dealer to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Dealer.

RIGHT OF ACCUMULATION (CLASS A)
===============================

     A Class A shareholder qualifies for cumulative quantity discounts if the current purchase price of the new investment plus the shareholder's current holdings of existing Class A shares (acquired by purchase or exchange) of the Funds and Class A shares of any other Goldman Sachs Portfolio (as defined in the Prospectus) total the requisite amount for receiving a discount. For example, if a shareholder owns shares with a current market value of $35,000 and purchases additional Class A shares of any Fund with a purchase price of $25,000, the sales charge for the $25,000 purchase would be 4.75% (the rate applicable to a single purchase of more than $60,000). Class A shares purchased without the imposition of a sales charge may not be aggregated with Class A shares purchased subject to a sales charge. Class A shares of the Funds and any other Goldman Sachs Portfolio purchased (i) by an individual, his spouse and his minor children, and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for such right of accumulation and, if qualifying, the applicable sales charge level. For purposes of applying the right of accumulation, shares of the Funds and any other Goldman Sachs Portfolio purchased by an existing client of the Private Client Services Division of Goldman Sachs will be combined with Class A shares held by any other account over which such client or the client's spouse exercises investment or voting power. In addition, Class A shares of the Funds and Class A shares of any other Goldman Sachs Portfolio purchased by partners, directors, officers or employees of the same business organization or by groups of individuals represented by and investing on the recommendation of the same accounting firm or other similar organization (collectively, "eligible persons") may be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and, if qualifying, the applicable sales charge level. This right of accumulation is subject to the following conditions: (i) the business organization's or firm's agreement to cooperate in the offering of the Funds' shares to eligible persons; and (ii) notification to the Funds at the time of purchase that the investor is eligible for this right of accumulation.

STATEMENT OF INTENTION (CLASS A)
================================

     If a shareholder anticipates purchasing at least $50,000 of Class A shares of a Fund alone or in combination with Class A shares of any other Goldman Sachs Portfolio within a 13-month period, the shareholder may purchase shares of the Fund at a reduced sales charge by submitting a Statement of Intention (the "Statement"). Shares purchased pursuant to a Statement will be eligible for the same sales charge discount that would have been available if all of the purchases had been made at the same time. The shareholder or his Authorized Dealer must inform Goldman Sachs that the Statement is in effect each time shares are purchased. There is no obligation to purchase the full amount of shares indicated in the Statement. A shareholder may include the value of all Class A shares on which a sales charge has previously been paid as an "accumulation credit" toward the completion of the Statement, but a price readjustment will be made only on Class A shares purchased within ninety (90) days before submitting the Statement. The Statement authorizes the Transfer Agent to hold in escrow a sufficient number of shares which can be redeemed to make up any difference in the sales charge on the amount actually invested. For purposes of satisfying the amount specified on the Statement, the gross amount of each investment, exclusive of any appreciation on shares previously purchased, will be taken into account.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS
=================================================

     A Fund shareholder should obtain and read the prospectus relating to any other Fund, Goldman Sachs Portfolio or ILA Portfolio (as defined in the Prospectus) and its shares or units and consider its investment objective, policies and applicable fees before electing cross-reinvestment into that Fund or Portfolio. The election to cross-reinvest dividends and capital gain distributions will not affect the tax treatment of such dividends and distributions, which will be treated as received by the shareholder and then used to purchase shares of the acquired fund. Such reinvestment of dividends and distributions in shares of other Goldman Sachs Portfolios or in units of ILA Portfolios is available only in states where such reinvestment may legally be made.

AUTOMATIC EXCHANGE PROGRAM
==========================

     A Fund shareholder may elect cross-reinvestment into an identical account or an account registered in a different name or with a different address, social security or other taxpayer identification number, provided that the account in the acquired fund has been established, appropriate signatures have been obtained and the minimum initial investment requirement has been satisfied. A Fund shareholder should obtain and read the prospectus relating to any other Goldman Sachs Portfolio and its shares and consider its investment objective, policies and applicable fees and expenses before electing an automatic exchange into that Goldman Sachs Portfolio.

SYSTEMATIC WITHDRAWAL PLAN
==========================

     A systematic withdrawal plan (the "Systematic Withdrawal Plan") is available to shareholders of a Fund whose shares are worth at least $5,000. The Systematic Withdrawal Plan provides for monthly payments to the participating shareholder of any amount not less than $50.

     Dividends and capital gain distributions on shares held under the Systematic Withdrawal Plan are reinvested in additional full and fractional shares of the applicable Fund at net asset value. The Transfer Agent acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time. Goldman Sachs reserves the right to initiate a fee of up to $5 per withdrawal, upon thirty (30) days written notice to the shareholder. Withdrawal payments should not be considered to be dividends, yield or income. If periodic withdrawals continuously exceed new purchases and reinvested dividends and capital gains distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. The maintenance of a withdrawal plan concurrently with purchases of additional Class A or Class B shares would be disadvantageous because of the sales charge imposed on purchases of Class A shares or the imposition of a CDSC on redemptions of Class A and Class B shares. The CDSC applicable to Class B shares redeemed under a systematic withdrawal plan may be waived. See "How to Invest -- Waiver or Reduction of Continent Deferred Sales Charge" in the Prospectus. In addition, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be reported for federal and state income tax purposes. A shareholder should consult his or her own tax adviser with regard to the tax consequences of participating in the Systematic Withdrawal Plan. For further information or to request a Systematic Withdrawal Plan, please write or call the Transfer Agent.

DIVIDENDS
=========

     Net loss, if any, from certain foreign currency transactions or instruments that is otherwise taken into account in calculating net investment income or net realized capital gains for accounting purposes may not be taken into account in determining the amount of dividends to be declared and paid, with the result that a portion of a Fund's dividends may be treated as a return of capital, nontaxable to the extent of a shareholder's tax basis in his shares. In determining amounts of capital gains to be distributed, capital losses, including any available capital loss carryovers from prior years, will be offset against capital gains realized during the current year.

                            PERFORMANCE INFORMATION

     A Fund may from time to time quote or otherwise use total return, yield and/or distribution rate information in advertisements, shareholder reports or sales literature. Average annual total return and yield are computed pursuant to formulas specified by the SEC.

     Yield is computed by dividing net investment income earned: during a recent thirty-day period by the product of the average daily number of shares outstanding and entitled to receive dividends during the period and the maximum public offering price per share on the last day of the relevant period. The results are compounded on a bond equivalent (semi-annual) basis and then annualized. Net investment income per share is equal to the dividends and interest earned during the period, reduced by accrued expenses for the period. The calculation of net investment income for these purposes may differ from the net investment income determined for accounting purposes.

     The distribution rate for a specified period is calculated by annualizing distributions of net investment income for such period and dividing this amount by the net asset value per share or maximum public offering price on the last day of the period.

     Average annual total return for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

     Year-by-year total return and cumulative total return for a specified period are each derived by calculating the percentage rate required to make a $1,000 investment (made at the maximum public offering price with all distributions reinvested) at the beginning of such period equal to the actual total value of such investment at the end of such period. The following table indicates the total return (capital changes plus reinvestment of all distributions) on a hypothetical investment of $1,000 in a Fund for the periods indicated.

     Occasionally statistics may be used to specify Fund volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

     From time to time the Trust may publish an indication of a Fund's past performance as measured by independent sources such as (but not limited to) Lipper Analytical Services, Inc., Morningstar Mutual Funds, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Micropal, Barron's, Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Personal Investor, Sylvia Porter's Personal Finance and The Wall Street Journal. The Trust may also advertise information which has been provided to the NASD for publication in regional and local newspapers. In addition, the Trust may from time to time advertise a Fund's performance relative to certain indices and benchmark investments, including: (a) the Lipper Analytical Services, Inc. Mutual Fund Performance Analysis, Fixed Income Analysis and Mutual Fund Indices (which measure total return and average current yield for the mutual fund industry and rank mutual fund performance); (b) the CDA Mutual Fund Report published by CDA Investment Technologies, Inc. (which analyzes price, risk and various measures of return for the mutual fund industry); (c) the Consumer Price Index published by the U.S. Bureau of Labor Statistics (which measures changes in the price of goods and services); (d) Stocks, Bonds, Bills and Inflation published by Ibbotson Associates (which provides historical performance figures for stocks, government securities and inflation); (e) the Salomon Brothers' World Bond Index (which measures the total return in U.S. dollar terms of government bonds, Eurobonds and foreign bonds of ten countries, with all such bonds having a minimum maturity of five years); (f) the Lehman Brothers Aggregate Bond Index or its component indices; (g) the Standard & Poor's Bond Indices (which measure yield and price of corporate, municipal and U.S. Government bonds); (h) the J.P. Morgan Global Government Bond Index; (i) other taxable investments including certificates of deposit (CDs), money market deposit accounts (MMDAs), checking accounts, savings accounts, money market mutual funds and repurchase agreements; (j) Donoghues' Money Fund Report (which provides industry averages for 7-day annualized and compounded yields of taxable, tax-free and U.S. Government money funds); (k) the Hambrecht & Quist Growth Stock Index; (l) the NASDAQ OTC Composite Prime Return; (m) the Russell Midcap Index; (n) the Russell 2000 Index - Total Return; (o) Russell 1000 Growth Index-Total Return; (p) the Value-Line Composite-Price Return; (q) the Wilshire 4500 Index; (r) the FT-Actuaries Europe and Pacific Index, and (s) historical investment data supplied by the research departments of Goldman Sachs, Lehman Brothers, First Boston Corporation, Morgan Stanley including (EAFE), and the Morgan Stanley Capital International Combined Asia ex Japan Free Index, the Morgan Stanley Capital International Emerging Markets Free Index,

Salomon Brothers, Merrill Lynch, Donaldson Lufkin and Jenrette or other providers of such data and (t) the FT-Actuaries Europe and Pacific Index. The composition of the investments in such indices and the characteristics of such benchmark investments are not identical to, and in some cases are very different from, those of the Fund's portfolio. These indices and averages are generally unmanaged and the items included in the calculations of such indices and averages may not be identical to the formulas used by a Fund to calculate its performance figures.

     The CORE Large Cap Growth Fund and Growth Fund were organized on May 1, 1997 and have no operating or performance history prior thereto. However, in accordance with interpretive positions expressed by the staff of the Securities and Exchange Commission, the Funds have adopted the adjusted performance record of a Separate Account for periods prior to the Funds' commencement of operations. Any quotation of performance data of these Funds relating to this period will include the adjusted performance record of the applicable Separate Account. The performance record of the Separate Account quoted by the Fund has been adjusted downward based on the expenses applicable to Class A Shares to reflect the expenses expected to be incurred by the Funds as stated in the Expense table in the Prospectus. These expenses include any sales charges and asset-based charges (i.e., fees under Distribution and Authorized Dealer Service Plans) imposed on and other operating expenses. Total return quotations will be calculated pursuant to SEC approved methodology. Prior to [____________], each Separate Account was a separate investment advisory account under discretionary management by the Adviser and had substantially similar investment objectives, policies and strategies as the Fund. Unlike the Fund, Separate Account was not registered as an investment company under the 1940 Act and therefore was not subject to certain investment restrictions and operational requirements that are imposed on investment companies by the 1940 Act. If the Separate Account had been registered as an investment company under the 1940 Act, the Separate Account's performance may have been adversely affected by such restrictions and requirements. On [___________], Separate Account transferred a substantial portion of its assets to the Fund in exchange for Fund shares. The performance record of each other class has been linked to the performance of the Separate Account (based on Class A expenses) and the Class A performance for any periods prior to commencement of operations of a class of shares.

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                  Investment   Investment  Average
Fund              Date         Period      Annual
====              ====         ======      =======

Capital                        ended
Growth
Fund--            4/20/90*     1/31/97
Class A Shares


-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                               ended
                 2/1/96        1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge


                 2/1/92        five years
                               ended
                               1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)


                  Investment   Investment  Average
Fund              Date         Period      Annual
====              ====         ======      ======

CORE U.S.
Equity Fund--     5/24/91*     ended
Class A Shares                 1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                 2/1/96        ended
                               1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               five year
                 2/1/92        ended
                               1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

CORE U.S. Equity
Fund --
Institutional
Shares           6/15/95*      ended
                               1/31/97

-Assumes 5.5%
sales charge                               N/A
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                (TOTAL RETURN)

                  Investment   Investment  Average
Fund              Date         Period      Annual
====              ====         ======      ======

Small
Cap Fund--        10/22/92*    ended
Class A Shares                 1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                               ended
                 2/1/96        1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge

VALUE OF $1,000 INVESTMENT(TOTAL RETURN)



                  Investment   Investment  Average
Fund              Date         Period      Annual
====              ====         ======      ======

International
Fund--               12/1/92*  ended
Class A Shares                 1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                               one year
                               ended
                      2/1/96   1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                (TOTAL RETURN)

                  Investment   Investment  Average
Fund              Date         Period      Annual
=====             ==========   ======      ======
Growth
and Income                     ended
Fund--            2/5/93*      1/31/97
Class A Shares


-Assumes 5.5%
sales charge
-Assumes no
sales charge

                  2/1/96       one year
                               ended
                               1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                  Investment   Investment  Average
Fund              Date         Period      Annual
====              ==========   ======      ======

Asia Growth                    ended
Fund--            7/8/94*      1/31/97
Class A Shares


-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                               ended
                  2/1/96       1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)

                  Investment   Investment  Average
Fund              Date         Period      Annual
====              ==========   ==========  ======

Balanced                        ended
Fund--            10/12/94*     1/31/97
Class A Shares


-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                               ended
                   2/1/96      1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS


               Investment   Investment  Average
Fund           Date         Period      Annual
====           ==========   ======      ======

Capital                     ended
Growth
Fund             4/20/90*   1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge
                            one year
                            ended
                 2/1/96     1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge

                            five years
                            ended
                 2/1/92     1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                          VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENT

               Investment   Investment  Average
Fund           Date         Period      Annual
====           ==========   ======      ======

CORE U.S.
Equity Fund      5/24/91*   ended
                            1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge
                            one year
                 2/1/96     ended
                            1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                            five years
                 2/1/92     ended
                            1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

CORE U.S. Equity
Fund --
Institutional               ended
Shares           6/15/96    1/31/97

-Assumes 5.5%
sales charge                               N/A
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
      ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

            Investment   Investment  Average
Fund        Date         Period      Annual
====        ==========   ======      ======

Small
Cap Fund      10/22/92*  ended
                         1/31/97



-Assumes 5.5%
sales charge
-Assumes no
sales charge
                         one year
                         ended
                 2/1/96  1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

                 Investment   Investment  Average
Fund             Date         Period      Annual
====             ====         ======      ======

International
Fund             2/1/92*      ended
                              1/31/97


-Assumes 5.5%
sales charge
-Assumes no
sales charge

                              one year
                              ended
                 2/1/96       1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
      ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS


              Investment   Investment  Average
Fund          Date         Period      Annual
====          ==========   ======      ======

Growth
and Income                 ended
Fund             2/5/94*   1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                 2/1/96    one year
                           ended
                           1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS

                 Investment    Investment  Average
Fund             Date          Period      Annual
====             ====          ======      ======

Asia Growth                    ended
Fund             7/8/94*       1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                               ended
                 2/1/96        1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

                           VALUE OF $1,000 INVESTMENT
                                 (TOTAL RETURN)
       ASSUMING NO VOLUNTARY WAIVER OF FEES AND NO EXPENSE REIMBURSEMENTS


                 Investment    Investment  Average
Fund             Date          Period      Annual
====             ====          ======      ======

Balanced                       ended
Fund             10/12/94*     1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge
                               one year
                               ended
                 2/1/96        1/31/97

-Assumes 5.5%
sales charge
-Assumes no
sales charge

========================
*   Commencement of Operations

** An aggregate total return (not annualized) is shown instead of an average annual total return since the Institutional Class has not completed a full twelve months of operations.

From time to time, advertisements or information may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or information may include symbols, headlines or other material which highlight or summarize the information discussed in more detail in the communication.

     The Trust may from time to time summarize the substance of discussions contained in shareholder reports in advertisements and publish the adviser's views as to markets, the rationale for a Fund's investments and discussions of a Fund's current asset allocation.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may be offered as investment options for the strategic asset allocations. Such advertisements and information may also include GSAM's current economic outlook and domestic and international market views to suggest periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other materials which highlight or summarize the services provided in support of an asset allocation program.

     A Fund's performance data will be based on historical results and will not be intended to indicate future performance. A Fund's total return and yield will vary based on market conditions, portfolio expenses, portfolio investments and other factors. The value of a Fund's shares will fluctuate and an investor's shares may be worth more or less than their original cost upon redemption. The Trust may also, at its discretion, from time to time make a list of a Fund's holdings available to investors upon request.

     Total return will be calculated separately for each class of shares in existence. Because each class of shares may be subject to different expenses, total return with respect to each class of shares of a Fund will differ.


                              SHARES OF THE TRUST

     The Trust was established as a Maryland corporation by Articles of Incorporation dated ____________ and reorganized as part of Goldman Sachs Trust, a Delaware business turst, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

     The Act requires that where more than one class or series of shares exists, each class or series must be preferred over all other classes or series in respect of assets specifically allocated to such class or series.

     The Trustees also have authority to classify and reclassify any series of shares into one or more classes of shares. As of the date of this Additional Statement, the Trustees have classified the shares of the Mid-Cap Equity Fund into two classes: Institutional and Service Shares. CORE Large Cap Growth Fund, Growth Fund, CORE U.S. Equity Fund, Growth and Income Fund, International Fund, Asia Growth Fund and Emerging Markets Fund have been classified into four classes: Institutional Shares, Service Shares, Class A Shares and Class B Shares. As of January 31, 1997, each other series of the Trust has Class A Shares and Class B Shares outstanding.

     Each Institutional Share, Service Share, Class A Share and Class B Share of a Fund represents a proportionate interest in the assets belonging to the Fund. All expenses of a Fund are borne at the same rate by each class of shares, except that fees under Service Plans are borne exclusively by Service Shares, fees under Distribution and Authorized Dealer Service Plans are borne exclusively by Class A

Shares or Class B Shares and transfer agency fees are borne at different rates by Class A Shares or Class B Shares than Institutional and Service Shares. The Trustees may determine in the future that it is appropriate to allocate other expenses differently between classes of shares and may do so to the extent consistent with the rules of the SEC and positions of the Internal Revenue Service. Each class of shares may have different minimum investment requirements and be entitled to different shareholder services. Currently, shares of a class may only be exchanged for shares of the same or an equivalent class of another fund. See "Exchange Privilege" in the Prospectus.

     Institutional Shares may be purchased at net asset value without a sales charge for accounts in the name of an investor or institution that is not compensated by a Fund for services provided to the institution's customers.

     Service Shares may be purchased at net asset value without a sales charge for accounts held in the name of an institution that, directly or indirectly, provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange Service Shares. Service Shares bear the cost of account administration fees at the annual rate of up to 0.50% of the average daily net assets of the Fund attributable to Service Shares.

     Class A Shares are sold, with an initial sales charge of up to 5.5%, through brokers and dealers who are members of the National Association of Securities Dealers, Inc. and certain other financial service firms that have sales agreements with Goldman Sachs. Class A Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.25% of the average daily net assets of such Class A Shares. Except for CORE U.S. Equity Fund, International Fund, Emerging Markets Fund and Asia Growth Fund, Goldman Sachs has voluntarily agreed to waive its entire distribution fee. Goldman Sachs has no current intention of modifying or discontinuing such limitation but may do so in the future at its discretion. Class A Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class A Shares.

     Class B Shares of the Funds are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. Class B Shares bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to Class B Shares. Class B Shares also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets attributable to Class B Shares.

     It is possible that an institution or its affiliate may offer different classes of shares (i.e., Institutional, Service, Class A Shares and Class B Shares) to its customers and thus receive different compensation with respect to different classes of shares of each Fund. Dividends paid by each Fund, if any with respect to each class of shares will be calculated in the same manner, at the same time on the same day and will be the same amount, except for differences caused by the differences in expenses discussed above. Similarly, the net asset value per share may differ depending upon the class of shares purchased.

     Certain aspects of the shares may be altered, after advance notice to shareholders if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     When issued, shares are fully paid and non-assessable. In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the relevant Fund available for distribution to such shareholders. All shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights.

     As of April 15, 1997, [insert name, address, 5% or more holders, fund name and outstanding shares, respectively.]

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless the interests of each class or series in the matter are substantially identical or the matter does not affect any interest of such class or series. However, Rule 18f-2 exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors from the separate voting requirements of Rule 18f-2.

SHAREHOLDER AND TRUSTEE LIABILITY

     DELAWARE TRUST.  Under Delaware Law, the shareholders of the Delaware Trust
     --------------
are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware Law provides that a series of the Delaware Trust will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the proposed Declaration of Trust of the Delaware Trust contains an express disclaimer of shareholder liability for acts or obligations of a series. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a series or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant series for all loss suffered by a shareholder as a result of an obligation of the series. The Declaration of Trust of the Delaware Trust also provides that a series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. In view of the above, the risk of personal liability of shareholders of a Delaware business trust is remote.

     In addition to the requirements under Delaware law, the Declaration of Trust of the Delaware Trust provides that shareholders of a series may bring a derivative action on behalf of the series only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the series, or 10% of the outstanding shares of the class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis and to employ other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the series for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for error of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustees against liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


                                    TAXATION

     The following is a summary of the principal U.S. federal income, and certain state and local, tax considerations regarding the purchase, ownership and disposition of shares in each Fund of the Trust.

This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in each Fund. The summary is based on the laws in effect on the date of this Additional Statement, which are subject to change.

GENERAL
=======

     Each Fund is a separate taxable entity CORE Large Cap Growth Fund, Growth Fund and Emerging Markets Fund each intends to elect and each other Fund has elected to be treated and intends to continue to qualify for each taxable year as a regulated investment company under Subchapter M of the Code.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) a Fund derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% gross income test");
(b) such Fund derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities; (ii) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies); and
(iii) foreign currencies and foreign currency options, futures and forward contracts that are not directly related to the Fund's principal business of investing in stocks or securities or options and futures with respect to stocks or securities (the "short-short test"); and (c) such Fund diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of such Fund's total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of such Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. Gains from the sale or other disposition of foreign currencies (or options, futures or forward contracts on foreign currencies) that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities will be treated as gains from the sale of investments held less than three months under the short-short test (even though characterized as ordinary income for some purposes) if such currencies or instruments were held for less than three months. For purposes of the 90% gross income test, income that a Fund earns from equity interests in certain entities that are not treated as corporations (e.g., partnerships or trusts) for U.S. tax purposes will generally have the same character for such Fund as in the hands of such an entity; consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income. In addition, future Treasury regulations could provide that qualifying income under the 90% gross income test will not include gains from foreign currency transactions that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Using foreign currency positions or entering into foreign currency options, futures and forward or swap contracts for purposes other than hedging currency risk with respect to securities in a Fund's portfolio or anticipated to be acquired may not qualify as "directly-related" under these tests.

     If a Fund complies with such provisions, then in any taxable year in which such Fund distributes, in compliance with the Code's timing and other requirements, at least 90% of its "investment company taxable income" (which includes dividends, taxable interest, taxable accrued original issue discount and market discount income, income from securities lending, any net short-term capital gain in excess of net long-term capital loss, certain net realized foreign exchange gains and any other taxable income other than "net capital gain," as defined below and is reduced by deductible expenses), and at least 90% of the excess of its gross tax-exempt interest income over certain disallowed deductions, such Fund (but not its shareholders) will be relieved of federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. However, if a Fund retains any investment company taxable income or "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it will be subject to a tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to 65% of the amount of undistributed net capital gain included in the shareholder's gross income. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income and net capital gain. Exchange control or other foreign laws, regulations or practices may restrict repatriation of investment income, capital or the proceeds of securities sales by foreign investors such as the Asia Growth Fund or International Fund and may therefore make it more difficult for such a Fund to satisfy the distribution requirements described above, as well as the excise tax distribution requirements described below. However, each Fund generally expects to be able to obtain sufficient cash to satisfy such requirements from new investors, the sale of securities or other sources. If for any taxable year a Fund fails to distribute at least 90% of its investment company taxable income or otherwise does not qualify as a regulated investment company, it will be taxed on all of its investment company taxable income and net capital gain at corporate rates, and its distributions to shareholders will be taxable as ordinary dividends to the extent of its current and accumulated earnings and profits.

     In order to avoid a 4% federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed for such year and on which the Fund paid no federal income tax. For federal income tax purposes, dividends declared by a Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year are treated as distributed by the Fund and are taxable to such shareholders as if received on December 31 of the year declared. The Funds anticipate that they will generally make timely distributions of income and capital gains in compliance with these requirements so that they will generally not be required to pay the excise tax. For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. [insert name of Funds that have capital loss carry forwards] for federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

     Gains and losses on the sale, lapse, or other termination of options and futures contracts, options thereon and certain forward contracts (except certain foreign currency options, forward contracts and futures contracts) will generally be treated as capital gains and losses. Certain of the futures contracts, forward contracts and options held by a Fund will be required to be "marked-to-market" for federal income tax purposes, that is, treated as having been sold at their fair market value on the last day of the Fund's taxable year. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Any gain or loss recognized on actual or deemed sales of these futures contracts, forward contracts, or options will (except for certain foreign currency options, forward contracts, and futures contracts) be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. As a result of certain hedging transactions entered into by a Fund, the Fund may be required to defer the recognition of losses on futures contracts, forward contracts, and options or underlying securities or foreign currencies to the extent of any unrecognized gains on related positions held by such Fund and the characterization of gains or losses as long-term or short-term may be changed. The tax provisions described above applicable to options, futures and forward contracts may affect the amount, timing and character of a Fund's distributions to shareholders. The short-short test described above may limit a Fund's ability to use options, forward contracts, and futures transactions as well as its ability to engage in short sales. Moreover, application of certain requirements for qualification as a regulated investment company and/or these tax rules to certain investment practices, such as dollar rolls, or certain derivatives such as interest rate swaps, floors, caps and collars and currency, mortgage or index swaps may be unclear in some respects, and a Fund may therefore be required to limit its participation in such transactions. Certain tax elections may be available to a Fund to mitigate some of the unfavorable consequences described in this paragraph.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions and instruments that may affect the amount, timing and character of income, gain or loss recognized by a Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currencies and certain futures and options thereon, foreign currency-denominated debt instruments, foreign currency forward contracts, and foreign currency-denominated payables and receivables will generally be treated as ordinary income or loss, although in some cases elections may be available that would alter this treatment.

     A Fund's investment in zero coupon securities, deferred interest securities, certain structured securities or other securities bearing original issue discount or, if a Fund elects to include market discount in income currently, market discount, as well as any "mark to market" gain from options, futures or forward contracts, as described above, will generally cause it to realize income or gain prior to the receipt of cash payments with respect to these securities. In order to distribute this income or gain, maintain its qualification as a regulated investment company and avoid federal income or excise taxes, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

     Each Fund (other than CORE U.S. Equity Fund) anticipates that it will be subject to foreign taxes on its income (possibly including, in some cases, capital gains) from foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as may occur for International Fund, Asia Growth Fund and Emerging Markets Fund and more than 50% of a Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable distributions actually received) their pro rata shares of foreign income taxes paid by the Fund that are treated as income taxes under U.S. tax regulations (which excludes, for example, stamp taxes, securities transaction taxes, and similar taxes) even though not actually received by such shareholders, and (ii) treat such respective pro rata portions as foreign income taxes paid by them.

     If the International Fund, Asia Growth Fund and Emerging Markets Fund make this election, their respective shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. federal income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the International Fund, Asia Growth Fund and Emerging Markets Fund, although such shareholders will be required to include their shares of such taxes in gross income if the election is made.

     If a shareholder chooses to take credit for the foreign taxes deemed paid by such shareholder as a result of any such election by Asia Growth Fund or International Fund, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the shareholder's taxable income from foreign sources (but not in excess of the shareholder's entire taxable income) bears to his entire taxable income. For this purpose, distributions from long-term and short-term capital gains or foreign currency gains by a Fund will generally not be treated as income from foreign sources. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which have different effects depending upon each shareholder's particular tax situation, certain shareholders of International Fund, Asia Growth Fund and Emerging Markets Fund may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by such Fund even if the election is made by such a Fund.

     Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. Each year, if any, that the International Fund, Asia Growth Fund and Emerging Markets Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by a Fund and (ii) the portion of Fund dividends which represents income from each foreign country. The other Funds will not be entitled to elect to pass foreign taxes and associated credits or deductions through to their shareholders because they will not satisfy the 50% requirement described above. If a Fund cannot or does not make this election, it may deduct such taxes in computing its investment company taxable income.

     If a Fund acquires stock (including, under proposed regulations, an option to acquire stock such as is inherent in a convertible bond) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rentals, royalties or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. In some cases, elections may be available that would ameliorate these adverse tax consequences, but such elections would require the Fund to include certain amounts as income or gain (subject to the distribution requirements described above) without a concurrent receipt of cash. Each Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

     Investments in lower-rated securities may present special tax issues for a Fund to the extent actual or anticipated defaults may be more likely with respect to such securities. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount, or market discount; when and to what extent deductions may be taken for bad debts or worthless securities; how payments received on obligations in default should be allocated between principal and income; and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in such securities, in order to seek to eliminate or minimize any adverse tax consequences.

TAXABLE U.S. SHAREHOLDERS - DISTRIBUTIONS
=========================================

For U.S. federal income tax purposes, distributions by a Fund, whether reinvested in additional shares or paid in cash, generally will be taxable to shareholders who are subject to tax. Shareholders receiving a distribution in the form of newly issued shares will be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of cash they would have received had they elected to receive cash and will have a cost basis in each share received equal to such amount divided by the number of shares received.

     Distributions from investment company taxable income for the year will be taxable as ordinary income. Distributions designated as derived from a Fund's dividend income, if any, that would be eligible for the dividends received deduction if such Fund were not a regulated investment company will be eligible, subject to certain holding period and debt-financing restrictions, for the 70% dividends received deduction for corporations. Because eligible dividends are limited to those a Fund receives from U.S. domestic corporations, it is unlikely that a substantial portion of the distributions made by International Fund, Asia Growth Fund and Emerging Markets Fund will qualify for the dividends-received deduction. The entire dividend, including the deducted amount, is considered in determining the excess, if any, of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its liability for the federal alternative minimum tax, and the dividend may, if it is treated as an "extraordinary dividend" under the Code, reduce such shareholder's tax basis in its shares of a Fund. Capital gain dividends (i.e., dividends from net capital gain) if designated as such in a written notice to shareholders mailed not later than 60 days after a Fund's taxable year closes, will be taxed to shareholders as long-term capital gain regardless of how long shares have been held by shareholders, but are not eligible for the dividends received deduction for corporations. Distributions, if any, that are in excess of a Fund's current and accumulated earnings and profits will first reduce a shareholder's tax basis in his shares and, after such basis is reduced to zero, will constitute capital gains to a shareholder who holds his shares as capital assets.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

TAXABLE U.S. SHAREHOLDERS - SALE OF SHARES
==========================================

     When a shareholder's shares are sold, redeemed or otherwise disposed of, the shareholder will generally recognize gain or loss equal to the difference between the shareholder's adjusted tax basis in the shares and the cash, or fair market value of any property, received. Assuming the shareholder holds the shares as a capital asset at the time of such sale or other disposition, such gain or loss should be capital in character, and long-term if the shareholder has a tax holding period for the shares of more than one year, otherwise (except as described in the next sentence) short-term. If, however, a shareholder receives a capital gain dividend with respect to shares and such shares have a tax holding period of six months or less at the time of a sale or redemption of such shares, then any loss the shareholder realizes on the sale or redemption will be treated as a long-term capital loss to the extent of such capital gain dividend. All or a portion of any sales load paid upon the purchase of shares of a Fund will not be taken into account in determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent the redemption proceeds are reinvested, or the exchange is effected, without payment of an additional sales load pursuant to the reinvestment or exchange privilege. The load not taken into account will be added to the tax basis of the newly-acquired shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of such Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

     Each Fund may be required to withhold, as "backup withholding," federal income tax at a rate of 31% from dividends (including capital gain dividends) and share redemption and exchange proceeds to individuals and other non-exempt shareholders who fail to furnish such Fund with a correct taxpayer identification number ("TIN") certified under penalties of perjury, or if the Internal Revenue Service or a broker notifies the Fund that the payee is subject to backup withholding as a result of failing to properly report interest or dividend income to the Internal Revenue Service or that the TIN furnished by the payee to the Fund is incorrect, or if (when required to do so) the payee fails to certify under penalties of perjury that it is not subject to backup withholding. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS
=====================

     Shareholders who, as to the United States, are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates, foreign partnerships or other non-U.S. investors generally will be subject to U.S. withholding tax at the rate of 30% on distributions treated as ordinary income unless the tax is reduced or eliminated pursuant to a tax treaty or the dividends are effectively connected with a U.S. trade or business of the shareholder. In the latter case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions of net capital gain, including amounts retained by the Fund which are designated as undistributed capital gains, to a non-U.S. shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. shareholders may also be subject to U.S. withholding tax on deemed income resulting from any election by Asia Growth Fund or International Fund to treat qualified foreign taxes it pays as passed through to shareholders (as described above), but they may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

     Any gain realized by a non-U.S. shareholder upon a sale or redemption of shares of a Fund will not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the shareholder's trade or business in the U.S., or in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met. Non-U.S. investors should consult their tax advisers about the applicability of U.S. federal income or withholding taxes to certain distributions received by them.

Non-U.S. persons who fail to furnish a Fund with an IRS Form W-8 or an acceptable substitute may be subject to backup withholding at the rate of 31% on capital gain dividends and the proceeds of redemptions and exchanges. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of and receipt of distributions from the Funds.

STATE AND LOCAL
===============

     Each Fund may be subject to state or local taxes in jurisdictions in which such Fund may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of such Fund and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in such Fund may have different tax consequences for shareholders than would direct investment in such Fund's portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

                             FINANCIAL STATEMENTS

     The audited financial statements and related Reports of Independent Public Accountants, contained in the 1997 Annual Report of each of the Funds, are incorporated herein by reference into this Additional Statement and attached hereto.


                               OTHER INFORMATION

     Class A Shares of each Fund are sold at a maximum sales charge of 5.5%. Using the initial offering price per share, as of January 31, 1997, the maximum offering price of each Fund's Class A shares would be as follows:

                                               Maximum        Offering
                               Net Asset       Sales          Price to
                                  Value        Charge         Public
                               ---------       -------        --------
Balanced Fund                     $17.31        $1.01         $18.32
CORE Large Cap Growth Fund
CORE U.S. Equity Fund              19.66         1.14          20.80
Growth and Income Fund             19.98         1.16          21.14
Capital Growth Fund                14.91         0.87          15.78
Growth Fund
International Fund                 17.20         1.00          18.20
Small Cap Fund                     17.29         1.01          18.30
Asia Growth Fund                   16.49         0.96          17.45
Emerging Markets Fund

     Each Fund will redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund, however, reserves the right to pay redemptions exceeding $250,000 or 1% of the net asset value of the Fund at the time of redemption by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. See "Net Asset Value." If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

     The right of a shareholder to redeem shares and the date of payment by each Fund may be suspended for more than seven days for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or when trading on such Exchange is restricted as determined by the SEC; or during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it or fairly to determine the value of its net assets; or for such other period as the SEC may by order permit for the protection of shareholders of such Fund.

     The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                  Appendix A

                          DESCRIPTION OF BOND RATINGS*

                        MOODY'S INVESTORS SERVICE, INC.


     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

----------------------------------------------------------------

* The rating system described herein are believed to be the most recent ratings systems available from Moody's Investors Service, Inc. and Standard and Poor's Ratings Group at the date of this Additional Statement for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year end.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                      1-A

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Unrated: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believe possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                                      2-A

                        STANDARD & POOR'S RATINGS GROUP

     AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A: Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions. BB is the highest rating within the speculative grade category.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.

     Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Unrated: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

                                      3-A

                                   Appendix B

     The Company may from time to time use comparisons, graphs or charts in advertisements to depict the following types of information:

       . the performance of various types of securities (common stocks, small company stocks, long-term government bonds, treasury bills and certificates of deposit) over time. However, the characteristics of these securities are not identical to, and may be very different from, those of a Fund's portfolio;

       . the dollar and non-dollar based returns of various market indices (i.e., Morgan Stanley Capital International EAFE Index, FT-Actuaries Europe & Pacific Index and the Standard & Poor's Index of 500 Common Stocks) over varying periods of time;

       . total stock market capitalizations of specific countries and regions on a global basis;

       . performance of securities markets of specific countries and regions; and

       . value of a dollar amount invested in a particular market or type of security over different periods of time.

     In addition, the Company may from time to time include rankings of Goldman, Sachs & Co.'s research department by publications such as the Institutional Investor and the Wall Street Journal in advertisements.

                                      1-B

                                   Appendix C



                  BUSINESS PRINCIPLES OF GOLDMAN, SACHS & CO.

     Goldman Sachs is noted for its Business Principles, which guide all of the firm's activities and serve as the basis for its distinguished reputation among investors worldwide.

     OUR CLIENT'S INTERESTS ALWAYS COME FIRST. Our experience shows that if we serve our clients well, our own success will follow.

     OUR ASSETS ARE OUR PEOPLE, CAPITAL AND REPUTATION. If any of these assets diminish, reputation is the most difficult to restore. We are dedicated to complying fully with the letter and spirit of the laws, rules and ethical principles that govern us. Our continued success depends upon unswerving adherence to this standard.

     WE TAKE GREAT PRIDE IN THE PROFESSIONAL QUALITY OF OUR WORK. We have an uncompromising determination to achieve excellence in everything we undertake. Though we may be involved in a wide variety and heavy volume of activity, we would, if it came to a choice, rather be best than biggest.

     WE STRESS CREATIVITY AND IMAGINATION IN EVERYTHING WE DO. While recognizing that the old way may still be the best way, we constantly strive to find a better solution to a client's problems. We pride ourselves on having pioneered many of the practices and techniques that have become standard in the industry.

     WE STRESS TEAMWORK IN EVERYTHING WE DO . While individual creativity is always encouraged, we have found that team effort often produces the best results. We have no room for those who put their personal interests ahead of the interests of the firm and its clients.

     INTEGRITY AND HONESTY ARE THE HEART OF OUR BUSINESS. We expect our people to maintain high ethical standards in everything they do, both in their work for the firm and in their personal lives.

                                      1-C

      GOLDMAN, SACHS & CO.'S INVESTMENT BANKING AND SECURITIES ACTIVITIES


     Goldman, Sachs & Co. is a leading global investment banking and securities firm with a number of distinguishing characteristics.

     .    Privately owned and ranked among Wall Street's best capitalized firms, with assets exceeding $70 billion and partners capital and subordinated liabilities of over $4.9 billion as of November 24, 1995.

     .    With thirty-three offices around the world, Goldman Sachs employs over
8,000 professionals focused on opportunities in major markets.

     .    An equity research budget of $126 million for 1996.


     .    The number one lead manager of U.S. common stock offerings for the past six years (1989-1994) with 18% of the total dollar volume.*





* Source:  Securities Data Corporation. Ranking excludes REITs, Trusts, Rights
  ====================================
and closed-end Fund offerings

                                      2-C

                  GOLDMAN, SACHS & CO.'S HISTORY OF EXCELLENCE

1865      End of Civil War

1869      Marcus Goldman opens Goldman Sachs

1890      Dow Jones Industrial Average first published

1896      Goldman Sachs joins New York Stock Exchange

1906      Goldman Sachs takes Sears Roebuck public (oldest ongoing client)

          Dow Jones Industrial Average tops 100

1925 Goldman Sachs finances Warner Brothers, producer of the first talking film

1956      Goldman Sachs co-manages Ford's public offering, the largest to date

1970      London office opens

1972      Dow Jones Industrial Average breaks 1000


1986      Goldman Sachs takes Microsoft public

1990 Provides advisory services for the largest privatization in the region of the sale of Telefonos de Mexico

1992      Dow Jones Industrial Average breaks 3000

1993 Goldman Sachs is lead manager in taking Allstate public, largest equity offering to date ($2.4 billion)

1995      Dow Jones Industrial Average breaks 4000

                                      3-C

                        GOLDMAN SACHS MONEY MARKET FUNDS
                   GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                4900 Sears Tower
                            Chicago, Illinois 60606



               STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
                                   ILA UNITS



     Goldman Sachs Trust (the "Trust") is a no-load, open-end management investment company (or mutual fund) which includes the Goldman Sachs-- Institutional Liquid Assets portfolios. This Statement of Additional Information relates solely to the offering of ILA Units of:

Prime Obligations Portfolio;
Money Market Portfolio;
Treasury Obligations Portfolio;
Treasury Instruments Portfolio;
Government Portfolio;
Federal Portfolio;
Tax-Exempt Diversified Portfolio;
Tax-Exempt California Portfolio; and
Tax-Exempt New York Portfolio (individually, a "Portfolio" and   collectively
the "Portfolios").

     Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Portfolios.

     The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, unitholders will be assigned an Account Administrator ("AA"), who is ready to help unitholders with questions concerning their accounts. During business hours, unitholders can call their AA through a toll-free number to place purchase or redemption orders or to obtain Portfolio and account information. The AA can also answer inquiries about rates of return and portfolio composition/ holdings, and guide unitholders through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows unitholders to purchase and redeem units and also obtain Portfolio and account information directly.

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to ILA Units dated May 1, 1997, as amended and supplemented from time to time, a copy of which may be obtained without charge by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS

                                           Page in
                                         Statement of
                                          Additional
                                         Information
                                         ------------

Investment Policies and Practices
  of the Portfolios....................             4
Investment Limitations.................            43
Trustees and Officers..................            47
The Adviser, Distributor and Transfer
Agent..................................            53
Portfolio Transactions.................            57
Net Asset Value........................            58
Redemptions............................            60
Calculation of Yield Quotations........            61
Tax Information........................            64
Organization and Capitalization........            71
Custodian and Subcustodian.............            76
Independent Accountants................            76
Financial Statements...................            76
Appendix A (Description of Securities
  Ratings).............................           A-1

                       INVESTMENT POLICIES AND PRACTICES
                               OF THE PORTFOLIOS


     The following discussion elaborates on the description of each Portfolio's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES

     Each Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS

     Each Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio and Government Portfolio) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government Securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS

     Each Portfolio (other than Treasury Obligations Portfolio, Government Portfolio, Federal Portfolio and Treasury Instruments Portfolio) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Portfolios consists of direct U.S. dollar denominated obligations of domestic or, in the case of Money Market Portfolio, foreign issuers. Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

     Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Prime Obligations Portfolio and Money Market Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Portfolio will be regarded as illiquid.

REPURCHASE AGREEMENTS

     Each Portfolio (other than the Treasury Instruments Portfolio) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Portfolio) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

     Custody of the Obligation will be maintained by the Portfolios' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     Repurchase agreements pose certain risks for all entities, including the Portfolios, that utilize them. Such risks are not unique to the Portfolios but are inherent in repurchase agreements. The Portfolios seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

     For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

     If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Portfolio does not have a perfected security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

     Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs
before being able to sell the security.   Such a delay may involve loss of
interest or a decline in price of the Obligation.

     Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, the Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES

     The Money Market Portfolio may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valua tion, the Money Market Portfolio is restricted to purchasing U.S. dollar denominated securities, but it is not otherwise precluded from purchasing securities of foreign issuers.

     Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

     The Prime Obligations and Money Market Portfolios may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Portfolio's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Portfolio's other investments.

     Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations and Money Market Portfolios' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Portfolios will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

     As set forth below, several types of asset-backed and receivables-backed securities have already been offered to investors, including for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Prime Obligations and Money Market Portfolios to dispose of any then existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

     Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date.
The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

     A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities.
If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions, distributions from which would be taxable to its unitholders. For purposes of determining a Portfolio's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian or subcustodian will maintain in a segregated account cash or liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable, nor are they ordinarily rated. A Portfolio may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which that Portfolio may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS

     Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Portfolio to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

     The terms of the variable or floating rate demand instruments that a Portfolio may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven
days' notice.   Others, such as instruments with quarterly or semiannual
interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the Portfolio instructs otherwise. The Trust, on behalf of the Portfolios, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Portfolio, (3) to maintain the respective quality standards of a Portfolio's investment portfolio, or (4) to attain a more optimal portfolio structure. A Portfolio will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Portfolio, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Portfolio may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Portfolio's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Portfolio. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Portfolio.

     The maturity of the variable or floating rate demand instruments held by a Portfolio will ordinarily be deemed to be the longer of (1) the notice period required before the Portfolio is entitled to receive payment of the principal amount of the in strument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Portfolio must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Portfolios will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Portfolios' investments in such instruments will be subject to the limitation on illiquid investments.

     A Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Government Portfolio and Federal Portfolio) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide the Portfolio with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of day's notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES

     A Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Trust's Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted secu rities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS

     The Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds".

     Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Portfolios which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, exempt from California and New York (city and state) personal income taxes, respectively. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

     Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

     General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and
roads, water and sewer systems and a variety of other public purposes.   The
basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

     Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

     Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. The Tax-Exempt Diversified Portfolio and the Tax-Exempt California Portfolio do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to unitholders under the federal alternative minimum tax.

     Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Portfolios may purchase are limited to short-term serial bonds---those with original or remaining maturities of thirteen months or less. The Portfolios may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Portfolios may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Portfolio's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

     The Portfolios which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodian arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institutions, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

     The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of a Portfolio. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Portfolio's credit quality requirements, to be inadequate.

     Although the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

     In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

     The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obliga tions, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

     For the purpose of investment restrictions of the Portfolios, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

     An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Portfolios. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale, municipal obligations which are not publicly offered may nevertheless be readily marketable.

     Municipal obligations purchased for a Portfolio may be subject to the Portfolio's policy on holdings of illiquid securities. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Portfolio's investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

     Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

INVESTING IN CALIFORNIA

     The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per unit and the interest income of, the Tax-Exempt California Portfolio, or result in the default of existing obligations, including obligations which may be held by the Tax-Exempt California Portfolio. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

     During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1995. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

       Economic Factors.  California's economy is the largest among the 50
       ----------------
states (accounting for almost 13% of the nation's output of goods and services) and one of the largest in the world. California's population of more than 32 million represents over 12% of the total United States population and grew by 27% in the 1980s. While California's substantial population growth during the 1980's stimulated local economic growth and diversification and sustained a real estate boom between 1984 and 1990, it has increased strains on California's limited water resources and demands for government services and may impede future economic growth. Population growth slowed since 1991 even while substantial immigration has continued, due to a significant increase in outmigration by California residents. Generally, the household incomes of new residents have been substantially lower (and their education and welfare utilization higher) than those of departing households, which may have a major long-term socioeconomic and fiscal impact. However, with the California economy improving, the recent net outmigration within the Continental U.S. is expected to decrease or be reversed.

     From mid-1990 to late 1993, California's economy suffered its worst
recession since the 1930s, with over 700,000 jobs.   The largest job losses have
been in Southern California, led by declines in the aerospace and construction industries. Most of the losses were related to cuts in lost federal defense spending.

     Since the start of 1994, the California economy has shown signs of steady recovery and growth. The State Department of Finance reports net job growth, particularly in construction and related manufacturing, wholesale and retail trade, electronics, exports, transportation, recreation and services. This growth has offset the continuing but slowing job losses in the aerospace industry and restructuring of the finance and utility sectors. Prerecession job levels are expected to be reached in 1996. Unemployment in California is down substantially in 1994 from its 10% peak in January, 1994, but still remains higher than the national average rate.

     Orange County.  On December 6, 1994, Orange County, California (the
     -------------
"County"), together with its pooled investment funds (the "Pooled Funds") filed for protection under chapter 9 of the federal Bankruptcy Code, after reports that the Pooled Funds had suffered significant market losses in their investments causing a liquidity crisis for the Pooled Funds and the County.
More than 180 other public entities, most but not all located in the County, were also depositors in the Pooled Funds. The County estimated the Pooled Funds' loss at about $1.8 billion, or 22% of its initial deposits of around $7.5 billion.

     Many of the entities which kept money in the Pools (Pool Participants), including the County, faced cash flow difficulties, suffered ratings adjustments, and implemented cuts in personnel and programs. Some obligations of the County and certain other Pool participants had technical defaults, or were rescheduled. The Bankruptcy Court has approved a settlement agreement between the County and most of the other Pool participants which provided about 80% (90% in the case of school districts) return of cash invested, with the balance to be repaid over time, including from potential recoveries in lawsuits. The County has implemented a financial recovery plan which includes significant personnel cuts, and refinancing of current debts using new funds transferred to the County from certain other local governments pursuant to special legislation adopted in late 1995.

     The State of California has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, the State may be obligated to ensure that school districts have sufficient funds to operate or to maintain certain county administered state programs. As of January 1, 1996, no school districts which were Pool participants had become insolvent.

Constitutional and Statutory Limitations on Taxes and Appropriations
--------------------------------------------------------------------

       Limitations on Taxes.   Certain California Instruments may be obligations
       --------------------
of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing power of California local governments and districts is limited by Article XIIIA of the California constitution, also known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

     Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax". Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62", have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

       Appropriation Limits.      The State and its local governments are
       --------------------
subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments.
No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

     Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

     The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfer of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

     "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

     A 1986 initiative statute, called "Proposition 62," imposed additional limits on local governments, by requiring either majority or 2/3 voter approval for any increases in "general taxes" or "special taxes," respectively (other than property taxes, which are unchangeable). Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September, 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition 62. Many aspects of this decision remain unclear (such as its impact on charter (home rule) cities, and whether it will have retroactive effect), but its future effect will be to further limit the fiscal flexibility of many local governments.

     Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or Article XIIIB on California Instruments. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service or their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

     State Debt.  Under the California Constitution, debt service on outstanding
     ----------
general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $23.8 billion at February 1, 1996. In FY1994-95, debt service on general obligation bonds and lease purchase debt was approximately 5.3% of General Fund revenues. State voters approved $5.0 billion of new bond authorizations on the March 26, 1996 ballot, and additional bonds are expected to be placed on the November 5, 1996 ballot.

     Recent Financial Results.   The principal sources of General Fund revenues
     ------------------------
in 1994-1995 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). California maintains a Special Fund for Economic Uncertainties, derived from General Fund revenues, as a reserve to meet cash needs of the General Fund.

     General.  Throughout the 1980s, California state spending increased rapidly
     -------
as California's population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest state program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of California General Fund revenues (currently about 35%).

     Since the start of 1990-91 Fiscal Year, California has faced adverse economic, fiscal and budget conditions. The economic recession seriously affected California's tax revenues. It also caused increased expenditures for health and welfare programs. California is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

     Recent Budgets.  As a result of these factors, among others, from the late
     --------------
1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Years 1991-92 to 1994-95, including:

     .  significant cuts in health and welfare program expenditures;

     . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

     . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

     . reduction in growth of support for higher education programs, coupled with increases in student fees;

     . revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

     . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

     .  various one-time adjustment and accounting changes.

        Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so as two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

        The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94 and 1994-95, which have reduced the accumulated budget deficit to around $600 million as of June 30, 1995. The 1996-97 Governor's Budget projects complete elimination of the deficit by June 30, 1996.

         A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.

     The State's cash shortfalls also required the State Controller to issue revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants (both forms of short-term cash flow financing) were issued in the period from June 1992 to July 1994, often needed to pay previously-maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of the fiscal year.

     The State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of its accumulated deficit to the 1995-96 fiscal year. In order to assure repayment of $4.0 billion of this borrowing which matures on April 25, 1996, the State enacted legislation (the "Trigger Law") which could have led to automatic, across-the-board budget cuts in General Fund expenditures if cash flow projections made at certain times deteriorated from estimates made in July 1994 when the borrwings were made. However, the State's improved finances as a result of the economic recovery have made such action unnecessary.

     Current Budget.  For the first time in four years, the State entered the
     --------------
1995-96 fiscal year with strengthening revenues based on an improving economy. The major feature of the Governor's proposed Budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.

     The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior years. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Department of Finance's most recent projections are that, after repaying the last of the carryover budget deficit, there would be a positive balance of about $50 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30, 1996.

     The Department of Finance projected cash flow borrowings in the 1995-96 Fiscal Year would be the smallest in many years, comprising $2.0 billion of notes issued in April, 1996, and maturing on June 28, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department predicts no further need for borrowing over the end of the fiscal year.

     The principal features of the 1995-96 Budget Act, in addition to those noted above, were additional cuts in health and welfare expenditures (some of which are subject to approvals or waivers by the federal government); assumed further federal aid for illegal immigrant costs; and an increase in per-pupil funding for public schools and community colleges, the first such significant increase in four years.

     The Governor's Proposed Budget for the 1996-97 Fiscal Year (the Governor's Budget), released on January 10, 1996, updated financial projections for the current year. Although improved economic conditions will result in substantially larger revenues, these will be offset by greater expenditures, with no significant change in the projected year-end fund balance.

     The Governor's Budget proposes General Fund spending in 1996-97 of $45.2 billion, with revenues of $45.6 billion, leaving a budget reserve in the SFEU of about $400 million. The Governor has again proposed a three-year phased 15% reduction of personal income and corporate tax rates. The Governor's Budget also assumed implementation of certain previously-approved cuts in health and welfare costs, adoption of further cuts in welfare payments, the adoption of federal welfare reform, and receipt of new federal aid for illegal immigrant costs. As of April, 1996, many of these federal actions had not taken place, leaving the the Governor's Budget plan with larger expenditures than anticipated, which will have to be addressed in the final budget action. The Governor's Budget proposed increased expenditures for K-12 school aid, higher education, and corrections. The Governor's Budget projected annual cash flow borrowing of about $3.2 billion.

     Bond Ratings.  State general obligation bond ratings were reduced in July,
     ------------
1994 to "A1" by Moody's Investors Services, Inc. ("Moody's") and "A" by Standard & Poor's Ratings Group ("S&P"). Both of these ratings were reduced from "AAA" levels which California held until late 1991. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such obligations in the event of default.

     Legal Proceedings.  California is involved in certain legal proceedings
     ------------------
(described in California's recent financial statements) that, if decided against California, may require California to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the state's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

     Obligations of Other Issuers
     ----------------------------

     Other Issuers of California Instruments.  There are a number of state
     ---------------------------------------
agencies, instrumentalities and political subdivisions of the State of California that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of California.

     State Assistance.  Property tax revenues received by local governments
     ----------------
declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of California's General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain governmental functions by the State of California to assist municipal issuers to raise revenues. Through 1990-91, local assistance (including public schools) accounted for around 75% of General Fund spending. To reduce California General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. In order to make up part of this shortfall, the Legislature proposed, and voters approved in 1993, dedicating 0.5% of the sales tax to counties and cities for public safety purposes. In addition, the Legislature has changed laws to relieve local governments of certain mandates, allowing them to reduce costs.

     To the extent that California should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of state assistance to local governments may continue to be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. At the start of the 1995-96 fiscal year, Los Angeles County, the largest in the State, faced a nominal $1.2 billion gap in its $12 billion budget, half of which was in the County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the County pursuant to special legislation. The County's debt was downgraded by Moody's and S&P in the summer of 1995.

     Assessment Bonds.  California Instruments which are assessment bonds may be
     ----------------
adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long-Term Lease Obligations.  Certain California long-term lease
     --------------------------------------
obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

     Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a state receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State of California was a named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the District's lease. The trial court upheld the validity of the lease, and the case was subsequently settled. Any ultimate judgment in any future case against the position taken by the Trustee may have adverse implications for lease transactions of a similar nature by other California entities.

     Other Considerations
     --------------------

     The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in state regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California Instruments in which the California Portfolio may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Instruments.

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the California Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

INVESTING IN NEW YORK
---------------------

          Some of the significant financial considerations relating to the Tax-Exempt New York Portfolio's investments in New York Instruments are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Instruments that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. State per capita income for 1994 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. Between 1975 and 1990 total employment grew by 21.3 percent while the labor force grew only by 15.7 percent, unemployment fell from 9.5 percent to 5.2 percent of the labor force. In 1991 and 1992, however, total employment in the State fell by 5.5 percent. As a result, the unemployment rate rose to 8.5 percent reflecting a recession that has had a particularly strong impact on the entire Northeast. Calendar years 1993 and 1994 saw only a partial recovery.

STATE BUDGET.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The Governor presented his 1996-97 Executive Budget to the Legislature on December 15, 1995, and subsequently amended it.

          The Governor's Executive Budget projected balance on a cash basis in the General Portfolio. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives.

          On March 15, 1996, the Governor presented amendments to the 1996-97 Executive Budget to provide for balancing the 1996-97 state financial plan if the federal government failed to adopt entitlement changes assumed to produce savings in the State's 1996-97 Executive Budget.

          The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and was based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year (the "1996-97 State Financial Plan").

          The 1996-97 State Financial Plan was projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the 1996-97 State Financial Plan increases General Portfolio spending by $842 million, primarily from funding increased for education, special education and higher education ($563 million). The balance represented funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources.

          The State issued its first update to the 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. Revisions have been made to estimates of both receipts and disbursements based on: (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements through the first six months of the fiscal year, and (3) an assessment of changing program requirements. The Mid-Year Update reflected a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Portfolio of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.

          Although revisions to the 1996-97 State Financial Plan contained in the Mid-Year Update are favorable, the State faces certain risks which could potentially cost the State up to one-half billion dollars. The Division of the Budget believes these risks are balanced by reserves in the 1996-97 State Financial Plan, including the $300 million reserve created in the Mid-Year Update. However, there can be no assurance that these reserves will fully offset litigation or other risks to the 1996-97 State Financial Plan.

          One major uncertainty to the 1996-97 State Financial Plan continues to be risks related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year. An additional risk to the 1996-97 State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.

          Similarly, certain litigation which by itself did not produce a material judgment against the State could have an adverse impact on the 1996-97 State Financial Plan because of the precedential nature of the court's decision. Specifically, the State Court of Appeals has denied a motion to appeal a lower court decision in the so-called "GTE Spacenet" case, in which the court ruled that GTE Spacenet was not subject to the 3.5 percent tax on gross receipts imposed under section 186-a of the tax law. The court decision is limited to provisions of section 186-a as it existed prior to the 1995 amendments, and has little prospective effect. While this litigation in and of itself carries only a small judgment in favor of GTE Spacenet and similar companies, the consequences of the ruling could eventually entail refunds to other taxpayers of several hundred million dollars. Refund claims of over $300 million have been filed which, with interest and assuming a similar exposure for open years for which claims have yet to be filed, could approach $600 million in potential claims.

          On August 13, 1996, the State Comptroller released a report in which he identified several risks to the 1996-97 State

Financial Plan and estimated that the State faces a potential imbalance in receipts and disbursements of approximately $3 billion for the State's 1997-98 fiscal year and approximately $3.2 billion for the State's 1998-99 fiscal year.

          The Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance in the 1997-98 State Financial Plan primarily through General Portfolio expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected that the 1997-98 State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives.

          On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program
(TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

          On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. Submission of this plan to the federal government requires New York State to begin compliance with certain time limits on welfare benefits and permits the State to become eligible for approximately $2.36 billion in federal block grant funding. Legislation will be required to implement the State's TANF plan. The Governor has indicated that he plans to introduce legislation necessary to conform with federal law shortly, and that he may submit amendments to the State plan if necessary.

          States are required to comply with the new federal welfare reform law no later than July 1, 1997. Given the size and scope of the changes required under federal law, it is likely that these proposals will produce extensive public discussions. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.

          The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the 1996-97 State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth therein, and those projections may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.

          In the State's 1997 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year.

RECENT FINANCIAL RESULTS.  The General Portfolio is the principal operating
------------------------
Portfolio of the State and is used to account for all financial transactions, except those required to be accounted for in another Portfolio. It is the State's largest Portfolio and receives almost all State taxes and other resources not dedicated to particular purposes.

          The General Portfolio is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other Portfolios are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Portfolio disbursements and transfers to other Portfolios are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

          Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental Portfolios of $1.666 billion, reflecting liabilities of $14.778 billion and assets of $13.112 billion.

DEBT LIMITS AND OUTSTANDING DEBT.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing

(i.e., borrowing for more than one year) unless the borrowing is authorized in a
 ---
specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings.

          In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State Portfolios dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

          Before the approved constitutional amendment could be presented to the voters for their consideration, it had to be passed by a separately elected legislature. The amendment was passed by the Senate and Assembly in June 1995. The Amendment was thereafter submitted to voters in November 1995, where it was defeated.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1996-97. The State expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding bond anticipation notes) and $154 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $101 million in certificates of participation during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1996-97 fiscal year may change if circumstances require.

          In the 1996 legislative session, the Legislature approved the Governor's proposal to present to the voters in November 1996 a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. The Clean Water, Clean Air Bond Act was approved by the voters in November 1996. As a result, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 borrowing plan to finance a portion of this new program.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $735 million for the 1995-96 fiscal year, and were estimated to be $719 million for the 1996-97 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $340 million for the 1995-96 fiscal year, and were estimated to be $323 million for 1996-97.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION.  Certain litigation pending against the State or its officers or
----------
employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of a State lottery game; and (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the
               -----------------    -----------------
State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve Portfolio was settled in June 1996 and certain amounts in a Supplemental Reserve Portfolio previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State.
Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1996-97 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1996, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $474 million.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

AUTHORITIES.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1995, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $73.45 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commit ments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrange ments provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State
Portfolios.

NEW YORK CITY AND OTHER LOCALITIES.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, S&P reconfirmed its A- rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating. Moody's currently has the City's rating under review for a possible downgrade.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legisla ture created the Municipal Assistance Corporation ("MAC") in 1975.
Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City Portfolios received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authoriz ing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of December 31, 1995, MAC had outstanding an aggregate of approximately $4.684 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority for the 1992 through 1997 fiscal years in the event the City fails to provide such financing.

          The City and MAC have reached an agreement in principle under which MAC will develop and implement a debt restructuring program which will provide the City with $125 million in budget relief in fiscal year 1996, in addition to the $20 million of additional budget relief provided by MAC to the City since January 1996. The City has agreed with MAC that it will reduce certain expenditures by $125 million in each of the four fiscal years starting in fiscal year 1997. The proposed refinancing, which must satisfy MAC refinancing criteria, is subject to market conditions.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

          On January 31, 1996, the City published the financial plan for the 1996-1999 fiscal years (the "City Financial Plan"), which is a modification to a financial plan submitted to the Control Board on July 11, 1995. The City Financial Plan set forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions, the City Financial Plan reflected a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years, and to decrease the City's costs for Medicaid in the 1997 fiscal year and thereafter by increasing the federal share of Medicaid costs otherwise paid by the City. This strategy has been the subject of substantial debate, and implementation of this strategy will be significantly affected by State and federal budget proposals currently being considered. It is likely that the City Financial Plan will be changed significantly in connection with the preparation of the Executive

Budget for the 1997 fiscal year as a result of the status of State and federal budget proposals and other factors.

          The City Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate a projected gap of $2.0 billion for the 1997 fiscal year, and to reduce projected gaps of $3.3 billion and $4.1 billion for the 1998 and 1999 fiscal years, respectively, assuming successful implementation of the gap-closing program for the 1996 fiscal year.

          The proposed gap-closing actions for the 1997 through 1999 fiscal years included: (i) additional agency actions, totaling between $643 million and $691 million in each of the 1997 through 1999 fiscal years; (ii) additional savings resulting from State and federal aid and cost containment in entitlement programs to reduce City expenditures and increase revenues by $650 million in the 1997 fiscal year and by $727 million in each of the 1998 and 1999 fiscal years; (iii) additional proposed federal aid of $50 million in the 1997 fiscal year and State aid of $100 million in each of the 1997 through 1999 fiscal years; (iv) the receipt of $300 million in the 1997 fiscal year from privatization or other initiatives, certain of which actions is expected to require legislative action by the City Council; and (v) the assumed receipt of revenues relating to rent payments for the City's airports, totaling $244 million, $226 million and $70 million in the 1997 through 1999 fiscal years, respectively, which are currently the subject of a dispute with the Port Authority and the collection of which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's remedies under the leases through pending legal actions. The City was also preparing an additional contingency gap-closing program for the 1997 fiscal year to be comprised of $200 million in additional agency actions.

          The federal and State budgets, when adopted, may result in substantial reductions in revenues for the City, as well as a reduction in projected expenditures in entitlement programs, including Medicare, Medicaid and welfare
programs.   The nature and extent of the impact on the City of the federal and
State budgets, when adopted, is uncertain, and no assurance can be given that federal or State actions included in the federal and State adopted budgets may not have a significant adverse impact on the City's budget and the City Financial Plan.

          The projections for the 1996 through 1999 fiscal years reflected the costs of the proposed settlement with the teachers union and the recent settlement with a coalition of municipal unions, and assumed that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements.

          The City's financial plans have been the subject of extensive public comment and criticism. The City comptroller has issued reports identifying risks ranging between $440 million and

$560 million in the 1996 fiscal year before taking into account the availability of $160 million in the general reserve, and between $2.05 billion and $2.15 billion in the 1997 fiscal year after implementation of the City's proposed gap-closing actions. With respect to the 1997 fiscal year, the report noted that the City Financial Plan assumed the implementation of highly uncertain State and federal actions, most of which are unlikely to be implemented, that would provide between $1.2 billion and $1.4 billion in relief to the City, and identified additional risks. The report concluded that the magnitude of the budget risk for the 1997 fiscal year, after two years of large agency cutbacks and workforce reductions, indicated the seriousness of the City's continuing budget difficulties, and that the City Financial Plan would require substantial revision in order to provide a credible program for dealing with the large projected budget gap for the 1997 fiscal year.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1996 to finance the City's current estimate of its seasonal cash flow needs for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

          Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


STANDBY COMMITMENTS

     In order to enhance the liquidity, stability or quality of municipal obligations, the Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Portfolio pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

     Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Portfolio. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Portfolio. In considering whether a security meets a Portfolio's quality standards, the Adviser will look to the creditworthiness of the party providing the Portfolio with the right to sell.

     The Portfolios value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Portfolio's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Portfolio that may enter into standby commitment transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Portfolio.

     Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Institutional Tax-Exempt Assets, the predecessor company of which Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio were series, has received a ruling from the Internal Revenue Service to the effect that it is considered the owner of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to it. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its unitholders. There is no assurance that standby commitments will be available to a Portfolio nor has any Portfolio assumed that such commitments will continue to be available under all market conditions.


                             INVESTMENT LIMITATIONS

     The following restrictions may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the units of that Portfolio present at a meeting if the holders of more than 50% of the outstanding units of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding units of that Portfolio). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio, with the exception of borrowings permitted by Investment Restriction (3).

     Accordingly, the Trust may not, on behalf of any Portfolio:

      (1) make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Portfolio classified as a non-diversified company under the Act.

     (2) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Notwithstanding the foregoing, the ILA Money Market Portfolio will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic conditions prevail in the banking industry the ILA Money Market Portfolio may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations.

     (3) borrow money, except that (a) the Portfolio may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3 % of its total assets (including the amount borrowed), (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Portfolio may purchase securities on margin to the extent permitted by applicable law.

     (4) make loans, except (a) through the purchase of debt obligations in accordance with each Portfolio's investment objective and policies,
          (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

     (6) purchase, hold or deal in real estate, although the Portfolio may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

     (7) invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Portfolio may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in securities of a single open-end investment company or series thereof with substantially the same fundamental investment objectives, restrictions and policies as the Portfolio.

     In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on behalf of any Portfolio:

     (a) invest in companies for the purpose of exercising control or management.

     (b) invest more than 10% of a Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) purchase additional securities if the Portfolio's borrowings exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

     (d) make short sales of securities, except short sales against the box.

     As money market funds, the Portfolios must also comply with Rule 2a-7 under the Investment Company Act. Amendments to Rule 2a-7 have been proposed and are expected to be effective at some time in 1997. The following assumes that such amendments are in effect as currently proposed. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio maturity. Rule 2a-7 requires that the maximum maturity of any security in a Portfolio's portfolio may not exceed 397 days and a Portfolio's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Portfolio, other than the Tax-Exempt Portfolios, as a matter of non-fundamental policy only invests in either First or Second Tier securities. Portfolio diversification. The Prime Obligations, Government, Treasury Obligations, Money Market, Federal and Treasury Instruments Portfolios may not invest more than 5% of their total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Immediately after the acquisition of any put (i.e., the right to sell the security within a specified period at a price equal to its amortized cost), with respect to 75% of the assets of a Portfolio, no more than 10% of the Portfolio's total assets may be invested in securities issued by or subject to puts issued by the same issuer. In the case of the Tax-Exempt Portfolios (which are the only Portfolios that invest in Second Tier securities), immediately after the acquisition of a put that is a Second Tier security, no more than 5% of the Tax-Exempt Portfolio's total assets may be invested in securities or puts issued by the institution that issued the put. The Tax-Exempt Portfolios' investment in Second Tier securities that are conduit securities, which are municipal securities involving an agreement or arrangement other than the issuer of the municipal security, that are not subject to an unconditional demand feature, may not exceed 5% of the Portfolio's total assets and the Portfolio's investment in such conduit securities issued by any issuer may not exceed 1% of the Portfolio's total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not First

Tier Securities are "Second Tier Securities." NRSROs include S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, au thorities or instrumentalities.


                             TRUSTEES AND OFFICERS

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.


NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
Ashok N. Bakhru, 53                 Chairman             Executive Vice President -
1325 Ave. of Americas               & Trustee            Finance and Administration and
NY, NY  10019                                            Chief Financial Officer, Coty
                                                         Inc. (since April 1996);
                                                         President, ABN Associates
                                                         (since June 1994) Retired.
                                                         Senior Vice President of Scott
                                                         Paper until June 1994 Company;
                                                         Director of Arkwright Mutual
                                                         Insurance Company; Trustee of
                                                         International House of
                                                         Philadelphia; Member of
                                                         Cornell University Council;
                                                         Trustee of the Walnut Street
                                                         Theater.

*David B. Ford, 51                  Trustee              Managing Director, Goldman
One New York Plaza                                       Sachs (since 1996); General
New York, NY 10004                                       Partner, Goldman Sachs (1986-
                                                         1996); Co-Head of Goldman Sachs
                                                         Asset Management (since
                                                         December 1994).

*Douglas C. Grip, 35                Trustee              Vice President, Goldman Sachs
One New York Plaza                                       & President  (since May 1996);
New York, NY 10004                                       President, MFS Retirement
                                                         Services Inc., of Massachu-
                                                         setts Financial Services
                                                         (prior thereto).

NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
John P. McNulty, 44                 Trustee             Managing Director, Goldman
One New York Plaza                                      Sachs (since 1996); General New York, NY
10004                                                   Partner of Goldman Sachs (1990-1994
                                                        and 1995-1996); Co-Head of Goldman Sachs
                                                        Asset Management (since November 1995);
                                                        Limited Partner of Goldman Sachs (1994 to
                                                        November 1995).

Mary P. McPherson, 60               Trustee             President of Bryn Mawr College
Taylor Hall                                            (since 1978); Director of
Bryn Mawr College                                      Josiah Macy, Jr, Foundation
Bryn Mawr, PA  19010                                   (since 1977); director of the
                                                       Philadelphia Contributionship
                                                       (since 1985); Director of
                                                       Amherst College (since 1986);
                                                       director of Dayton Hudson
                                                       Corporation (since 1988);
                                                       Director of the Spencer
                                                       Foundation (since 1993); and
                                                       member of PNC Advisory Board
                                                       (since 1993).

*Alan A. Shuch, 48                  Trustee            Limited Partner, Goldman Sachs
One New York Plaza                                     (since 1994); Director and
New York, NY 10004                                     Vice President of Goldman Sachs
                                                       Funds Management Inc. (from April 1990 to
                                                       November 1994); President and Chief
                                                       Operating Officer, GSAM (from September
                                                       1988 to November 1994).

NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
Jackson W. Smart, 66               Trustee              Chairman, Executive Committee,
One Northfield Plaza                                    First Commonwealth, Inc. (a
#218                                                    managed dental care company,
Northfield, IL 60093                                    since January 1996); Chairman and Chief
                                                        Executive Officer, MSP Communications Inc.
                                                        (a company engaged in radio broadcasting)
                                                        (since November 1988), Director, Federal Ex
                                                        press Corporation (since 1976), Evanston
                                                        Hospital Cor poration (since 1980), First
                                                        Commonwealth, Inc. (since 1988) and North
                                                        American Private Equity Group (a venture
                                                        capital fund).

William H. Springer, 67            Trustee              Vice Chairman and Chief
701 Morningside Drive                                   Financial and Administrative
Lake Forest, IL 60045                                   Officer, (February 1987 to June 1991) of Ameritech
                                                        (a telecommunications holding  company;
                                                        Director,Walgreen Co. (a retail drug store
                                                        business); Director of Baker, Fentress &
                                                        Co. (a closed-end, non-diversified
                                                        management investment company) (April 1992
                                                        to present).


Richard P. Strubel, 57  Trustee                         Managing Director, Tandem
70 West Madison St.                                     Partners, Inc. (since 1990);
Suite 1400                                              President and Chief Executive
Chicago, IL 60602                                       Officer, Microdot, Inc.
                                                        (a diversified manufacturer
                                                        of fastening systems and
                                                        connectors)(January 1984 to October 1994).


*Scott M. Gilman, 37     Treasurer                      Director, Mutual Funds Admin-
One New York Plaza                                      istration, Goldman Sachs Asset
New York, NY                                            Management (since April 1994);
10004                                                   Assistant Treasurer, Goldman Sachs Funds
                                                        Management, Inc.
                                                        (since March 1993); Vice Pre-
                                                        sident, Goldman Sachs (since
                                                        March 1990).


NAME, AGE                 POSITIONS                       PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST                      DURING PAST 5 YEARS
-----------               ----------                      -------------------
*John M. Perlowski, 32    Assistant                       Vice President, Goldman Sachs
One New York Plaza        Treasurer                       (since July 1995); Director,
New York, NY                                              Investors Bank and Trust,
10004                                                     November 1993 to July 1995);
                                                          Audit Manager of Arthur
                                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50       Vice                            Vice President of Goldman
4900 Sears Tower          President                       Sachs (since June 1992);
Chicago, IL                                               Director Shareholder Servicing
60606                                                     (since June 1992).


*John W. Mosior, 58       Vice                            Vice President, Goldman Sachs
4900 Sears Tower          President                       and Manager of Shareholder
Chicago, IL                                               Servicing of GSAM (since
60606                                                     November 1989).


*Nancy L. Mucker, 47      Vice                            Vice President, Goldman Sachs
4900 Sears Tower          President                       (since April 1985); Manager of
Chicago, IL                                               Shareholder Servicing of GSAM
60606                                                     since November 1989).


*Michael J. Richman, 36  Secretary                        Associate General Counsel of
85 Broad Street                                           Goldman Sachs Asset Manage-
New York, NY                                              ment (since February 1994);
10004                                                     Vice President and Assistant General Counsel
                                                          of Goldman Sachs (since June 1992); Coun sel
                                                          to the Funds Group, GSAM (since June 1992);
                                                          Partner, Hale and Dorr (September 1991 to
                                                          June 1992).


*Howard B. Surloff, 31   Assistant                        Assistant General Counsel and
85 Broad Street          Secretary                        Vice President, Goldman Sachs
New York, NY 10004                                        (since November 1993 and May 1994,
                                                          respectively ); Counsel     to the Funds
                                                          Group, Goldman Sachs Asset     Management
                                                          (since November     1993); Associate of
                                                          Shereff Friedman,Hoffman &      Goodman
                                                          (prior thereto).


NAME, AGE                  POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST         DURING PAST 5 YEARS
-----------                ----------         --------------------
*Steven E. Hartstein, 33   Assistant          Legal Products Analyst,
85 Broad Street            Secretary          Goldman Sachs (June 1993 to
New York, NY 10004                            present); Funds Compliance
                                              Officer, Citibank Global Asset
                                              Management (August 1991 to
                                              June 1993).


*Deborah Robinson, 25      Assistant          Administrative Assistant,
85 Broad Street            Secretary          Goldman Sachs since
New York, NY 10004                            January 1994.  Formerly at
                                              Cleary Gottlieb, Steen and
                                              Hamilton.


*Kaysie P. Uniacke, 36     Assistant          Vice President and Senior
One New York Plaza         Secretary          Portfolio Manager, Goldman
New York, NY 10004                            Sachs Asset Management (since
1988).


*Elizabeth D.
  Anderson, 27             Assistant          Portfolio Manager, GSAM (since
One New York Plaza         Secretary          April 1996); Junior Portfolio
New York, NY 10004                            Manager, Goldman Sachs Asset Management
                                              (since 1993); Funds Trading Assistant, GSAM
                                              (1993-1995); Compliance Analyst, Prudential
                                              Insurance (1991-1993).

     Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each of the Portfolios.

     The Trust pays each of its Trustees, other than those who are "interested persons" of Goldman Sachs a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period one-year ended December 31, 1996:

                                                          Total
                                      Pension or       Compensation
                                      Retirement       from Goldman
                                       Benefits        Sachs Mutual
                        Aggregate     Accrued as          Funds
                        Compensation   Part of          (including
                        from the      Portfolio's         the
Name of Trustee         Portfolios     Expenses        Portfolios)*
---------------         ----------     --------        ------------
Paul C. Nagel, Jr.**    $              $0              $
Ashok N. Bakhru         $              $0              $
Marcia L. Beck***       $              $0              $
David B. Ford           $              $0              $
Alan A. Shuch           $              $0              $
Jackson W. Smart        $              $0              $
William H. Springer     $              $0              $
Richard P. Strubel      $              $0              $
--------------

* The Goldman Sachs Mutual Funds consisted of ___ mutual funds, including the nine portfolios of the Trust, on December 31, 1996.
**        Retired as of June 30, 1996.
***       Resigned as President and Trustee Trust on May 1, 1996.

                          THE ADVISER, DISTRIBUTOR AND
                                 TRANSFER AGENT

THE ADVISER

          GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Portfolios. Under the Advisory Agreement between Goldman Sachs on behalf of GSAM and the Trust on behalf of the Portfolios, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Portfolio, acts as investment adviser and directs the investments of the Portfolios. In addition, GSAM administers the Portfolios' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .35% of each Portfolio's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Portfolio, on an annualized basis, to .43% of the average daily net assets of that Portfolio. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Portfolio's estimated annualized expense ratio and the expense limit for that Portfolio. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Money Market, Federal, Treasury Instruments, Tax-Exempt Diversified and Tax-Exempt New York Portfolios' annual total operating expenses to (excluding fees of Service Organizations).__%, .__%, .__%, .__% and .__%, respectively, of average daily net assets and for each other Portfolio to .41% of average daily net assets.

          The Trust, on behalf of each Portfolio, is responsible for all expenses other than those expressly borne by GSAM under the Portfolios' Advisory Agreement. The expenses borne by Units of each Portfolio include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Units under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Portfolios), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Unitholders and regulatory authorities, its proportionate share of the compensation and ex penses of its "non-interested" Trustees, and extraordinary expenses incurred by the Portfolios.

          The Advisory Agreement entered into on behalf of the Portfolios was most recently approved by the Board of Trustees, including the"non-interested" Trustees, on April 23, 1997 and by the unitholders of each Portfolio (other than the Treasury Instruments and Tax-Exempt New York Portfolios) on April 19, 1990 and by the unitholders of the Treasury Instruments and Tax-Exempt New York Portfolios on June 3, 1991. The Advisory Agreement will remain in effect until June 30, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Portfolio, as defined in the Investment Company Act, and, in either case, by a majority of "non-interested" Trustees.

          For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the advisory fee incurred by each Portfolio was as follows:


1996                                   1995        1994
----                                   ----        ----

Prime Obligations Portfolio         $6,728,074  $9,135,344
Money Market Portfolio               2,618,275   2,663,551
Treasury Obligations Portfolio       3,206,490   3,545,307
Treasury Instruments Portfolio       1,079,236     687,965
Government Portfolio                 3,259,056   4,804,362
Federal Portfolio                    4,543,196   3,396,214
Tax-Exempt Diversified Portfolio     3,795,451   4,372,766
Tax-Exempt California Portfolio      1,030,447     867,058
Tax-Exempt New York Portfolio          234,853     150,735

GSAM agreed not to impose a portion of its advisory fees for the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Had such fees been imposed, the following additional fees would have been incurred for the periods indicated:


                                   12/31/96         12/31/95    12/31/94
Money Market Portfolio                            $  436,325  $  443,925
Treasury Instruments Portfolio                     1,438,992     917,292
Federal Portfolio                                  3,407,655   2,547,168
Tax-Exempt Diversified Portfolio                   1,518,129   1,749,116
Tax-Exempt New York Portfolio                        109,464     123,050

In addition, GSAM assumed certain expenses related to the operations of each Portfolio during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Portfolio's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expense would have been incurred for the periods indicated:

                                   12/31/96         12/31/95    12/31/94
Prime Obligations Portfolio                       $  347,317  $  635,085
Money Market Portfolio                               135,715     301,326
Treasury Obligations Portfolio                       203,882     371,456
Treasury Instruments Portfolio                       223,652     150,525
Government Portfolio                                 276,785     526,310
Federal Portfolio                                    302,153     326,417
Tax-Exempt Diversified Portfolio                     239,829     217,296
Tax-Exempt California Portfolio                       19,625      34,612
Tax-Exempt New York Portfolio                         32,403      51,675

     The Advisory Agreement provides that GSAM shall not be liable to a Portfolio for any error of judgment by GSAM or for any loss sustained by the Portfolio except in the case of GSAM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Portfolio may use any name derived from the name "Goldman Sachs" only so long as the Advisory Agreement remains in effect. The Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Portfolio without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Portfolio on 60 days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

     Under the Advisory Agreement, GSAM is also responsible for the administration of each Portfolio's business affairs subject to the supervision of the Trustees and, in connection therewith, furnishes each Portfolio with office facilities and is responsible for ordinary clerical, recordkeeping and bookkeeping functions, to the extent not provided pursuant to the Portfolios' custodian agreements; preparation and filing of documents required to comply with federal and state securities laws; supervising the activities of the Portfolios' custodian and transfer agent; providing assistance in connection with meetings of the Trustees and unitholders; and other administrative services necessary to conduct the Trust's business.

     In managing the Tax-Exempt Diversified Portfolio, the Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's re search team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

THE DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs acts as principal underwriter and distributor of each Portfolio's units. The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on April 23, 1997. Goldman Sachs also serves as the Portfolios' transfer agent. Goldman Sachs provides customary transfer agency services to the Portfolios, including the handling of unitholder communications, the processing of unitholder transactions, the maintenance of unitholder account records, payment of dividends and distributions and related functions. For these services, Goldman Sachs receives
 .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio (other than the Prime Obligations Portfolio). With respect to the Prime Obligations Portfolio, Goldman Sachs is entitled to receive a fee from the Portfolio equal to the classes proportionate share of the total transfer agency fees borne by the Portfolio, which are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket expenses (including those out of pocket expenses payable to servicing agents) applicable to ILA Class B Units and
 .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio. Goldman Sachs may from time to time agree that the fee it would otherwise be entitled to receive under its transfer agency agreement will be reduced.

For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the Portfolios incurred transfer agency fees as follows:


                                     12/31/96      12/31/95    12/31/94

Prime Obligations Portfolio                        $ 768,923   $1,044,039
Money Market Portfolio                               349,060      355,140
Treasury Obligations Portfolio                       366,456      405,178
Treasury Instruments Portfolio                       287,798      183,457
Government Portfolio                                 372,463      549,070
Federal Portfolio                                    908,708      679,243
Tax-Exempt Diversified Portfolio                     607,252      699,643
Tax-Exempt California Portfolio                      117,765       99,092
Tax-Exempt New York Portfolio                         39,298       32,139

     Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $____ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $____ billion in total assets.


                             PORTFOLIO TRANSACTIONS

     GSAM places the portfolio transactions of the Portfolios and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Portfolio and at reasonable competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

     Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Portfolios buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Portfolios to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Portfolios may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

     Under the Investment Company Act, the Portfolios are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Portfolio's ability to purchase debt securities in the primary market may from time to time be limited.

     In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of GSAM. Investment decisions for each Portfolio and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Portfolios.

     During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker/dealers: [insert names].

     As of December 31, 1996, the Money Market Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1 under, or their parents ($ in thousands): [insert names].

     As of December 31, 1996, the Treasury Obligations Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): [insert names].

     As of December 31, 1996, the Government Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): [insert names].

                                NET ASSET VALUE

     The net asset value per unit of each Portfolio is determined by the Portfolios' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

     Each Portfolio's securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $ 1.00 per unit, which the Board of Trustees has determined to be in the best interest of the Portfolios and their unitholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During such periods, the yield to an investor in a Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on units of a Portfolio may tend to be higher than a like computation made by a fund with identical in vestments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he or she purchased units of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

     The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per unit as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per unit based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing unitholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of units in kind; or establishing a net asset value per unit by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per unit at $1.00 the Trustees have the authority
(1) to reduce or increase the number of units outstanding on a pro rata basis, and (2) to offset each unitholder's pro rata portion of the deviation between the net asset value per unit and $1.00 from the unitholder's accrued dividend account or from future dividends. Each Portfolio may hold cash for the purpose of stabilizing its net asset value per unit. Holdings of cash, on which no return is earned, would tend to lower the yield on such Portfolio's units.

     In order to continue to use the amortized cost method of valuation for each Portfolio's investments, the Portfolios must comply with Rule 2a-7. See "Investment Restrictions."

     The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are to be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made. In addition, within each Portfolio, ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units (Prime Obligations Portfolio only) will be subject to different expense structures (see "Organization and Capitalization").

                                  REDEMPTIONS

     The Trust may suspend the right of redemption of units of a Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the unitholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Portfolio's units.

     The Trust agrees to redeem units of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one unitholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Portfolio's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the units being redeemed. If a unitholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.


                        CALCULATION OF YIELD QUOTATIONS

     Each Portfolio's yield quotations are calculated by a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one unit at the beginning of a seven-day period.

     Yield, effective yield and tax-equivalent yield are calculated separately for each class of units of a Portfolio. Each type of unit is subject to different fees and expenses and may have differing yields for the same period.

     The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the base period is determined by dividing the net change in account value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Portfolio.

     Each Portfolio also may advertise a quotation of effective yield for a 7-calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield = [(base period return + 1) - 1

     The Tax-Exempt Diversified, Tax-Exempt California, Tax-Exempt New York, Federal and Treasury Instruments Portfolios may also advertise a tax-equivalent yield which is computed by dividing that portion of a Portfolio's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

     Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Portfolio will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as of the expenses allocated to each Portfolio. The return of a Portfolio may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

     The yield, effective yield and tax-equivalent yield of each Portfolio with respect to ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units for the seven-day period ended December 31, 1996 were as follows:

                                                          Tax-
                                            Effective  Equivalent
                                     Yield    Yield      Yield
                                     -----  ---------  ----------
Prime Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A
  ILA Class B Units                  ____   ____       N/A

Money Market Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Instruments Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Government Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Federal Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Tax-Exempt Diversified Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units                  ____   ____       ____

Tax-Exempt California Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.


** Assuming such Units had been outstanding and are subject to maximum administration or service fees.

  The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions and expense limitations, the yield of each Portfolio for the same period would have been as follows:

                                                         Tax-
                                           Effective  Equivalent
                                    Yield    Yield      Yield
                                    -----  ---------  ----------
Prime Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A
  ILA Class B Units                 ____   ____       N/A

Money Market Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Instruments Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Government Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Federal Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Tax-Exempt Diversified Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units                 ____   ____       ____

Tax-Exempt California Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.


** Assuming such Units had been outstanding and are subject to maximum administration or service fees.

     The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

     With respect to the Tax-Exempt California Portfolio, a California State personal income tax rate of 11.0% is being assumed in addition to the 39.6% federal tax rate, for a combined tax rate of 46.2%. With respect to the Tax-Exempt New York Portfolio, the tax equivalent yields are being shown under two scenarios. The first scenario assumes a federal marginal tax rate of 39.6% and a New York State personal income tax rate of 7.594%, for a combined tax rate of 44.2%. The second scenario assumes a New York City personal income tax rate of 4.46% in addition to the above federal and New York, State tax rates, for a combined tax rate of 46.9%. The combined tax rates assume full deductibility of state and, if applicable, city taxes in computing federal tax liability.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form a part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

     From time to time any Portfolio may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

                                TAX INFORMATION

     Each Portfolio has qualified and has elected or intends to qualify and elect to be treated and to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

     In order to qualify as a regulated investment company, each Portfolio must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% Test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock or securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total gross assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

     Each Portfolio, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to unitholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Portfolio distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year and, in the case of any Portfolio that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions.
A Portfolio will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a non-deductible 4% federal excise tax, each Portfolio must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Portfolio paid no federal income tax.

     Dividends paid by a Portfolio from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of unitholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss are taxable to unitholders as long-term capital gain, regardless of the length of time the units of a Portfolio have been held by such unitholders, and also will not qualify for the corporate dividends-received deduction. A Portfolio's net realized capital gains for a taxable year are computed by taking into account realized capital losses, including any capital loss carryforward of that Portfolio.

     Distributions paid by the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios from tax-exempt interest received by them and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Portfolio's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section
                                         - -
103(a) of the Code (not including units of other regulated investment companies that may pay exempt-interest dividends, because such units are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Portfolios from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds," if any, received by a Portfolio may constitute a tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular unitholders. In addition, tax-exempt distributions of the Portfolios may be considered in computing the "adjusted current earnings" preference item of their corporate unitholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios invest in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from Federal income tax, any distributions of income from such invest ments will be taxable to unitholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry units of the Portfolio will generally not be deductible. The availability of tax-exempt obligations and the value of the Portfolios may be affected by restrictive tax legislation enacted in recent years.

     In purchasing municipal obligations, the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios rely on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Portfolios do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct.

     Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in units or in cash.
Unitholders electing to receive distributions in the form of additional units will have a cost basis in each unit so received equal to the amount of cash they would have received had they elected to receive cash.

     Certain Portfolios may be subject to foreign withholding taxes or other foreign taxes with respect to their investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and each Portfolio intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although no Portfolio anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied, a Portfolio could make an election under Code Section 853 to permit its unitholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by that Portfolio in foreign countries. In the event such an election is made, unitholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Unitholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

     Each Portfolio will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt unitholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt unitholders who fail to furnish the Portfolio with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a

Portfolio that the number furnished by the unitholder is incorrect or that the unitholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios will not be subject to backup withholding if the Portfolio reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. The Portfolios may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in units, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     Redemptions and exchanges of units will generally not result in taxable gain or loss, but a loss may be recognized to the extent a CDSC is imposed on the redemption or exchange of ILA Class B Units.

     All distributions (including exempt-interest dividends) whether received in units or cash, must be reported by each unitholder on the unitholder's federal income tax return. The Portfolios will inform unitholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Unitholders who receive exempt-interest dividends and have not held their units of the applicable Portfolio for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Portfolio. Each unitholder should consult his or her own tax advisor to determine the tax consequences of an investment in a Portfolio in the unitholder's own state and locality.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Unitholders should consult their tax advisers for more information.

     The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each unitholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of units of a Portfolio, including the possibility that such a unitholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Portfolio and, if a current IRS Form W-8 or acceptable substitute is not on file with the Portfolio, may be subject to backup withholding on certain payments.

STATE AND LOCAL

     The Portfolios may be subject to state or local taxes in jurisdictions in which the Portfolios may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its unitholders under such laws may differ from their treatment under Federal income tax laws, and an investment in the Portfolios may have tax consequences for unitholders that are different from those of a direct investment in the Portfolios' securities. Unitholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for unitholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Portfolios in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or (ii) exempt from intangibles tax the value of the units of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations. See also the discussion below of these applicable provisions in California and New York.

     Assuming that each Portfolio qualifies as a regulated investment company for federal income tax purposes, each Portfolio, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts. Provided that they qualify as regulated investment companies and incur no federal income tax liability, the Portfolios may still be subject to New York State and City minimum taxes, which are small in amount.

     California State Taxation. The following discussion of California tax law assumes that the Tax-Exempt California Portfolio will be qualified as a regulated investment company under Subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends. The Tax-Exempt California Portfolio intends to qualify for each taxable year under California law to pay "exempt interest dividends" which will be exempt from the California personal income tax.

     Individual unitholders of the Tax-Exempt California Portfolio who reside in California will not be subject to California personal income tax on distributions received from the Portfolio to the extent such distributions are exempt-interest dividends attributable to interest on obligations the interest on which is exempt from California personal income tax provided that the Portfolio satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in such obligations and properly designates such exempt-interest dividends under California Law. Distributions from the Tax-Exempt California Portfolio which are attributable to sources other than those described in the second preceding sentence will generally be taxable to such unitholders as ordinary income. Moreover, California legislation which incorporates Subchapter M of the Code provides that capital gain dividends may be treated as long-term capital gains. Such gains are currently subject to personal income tax at ordinary income tax rates. Capital gains that are retained by the Portfolio will be taxed to that Portfolio, and California residents will receive no California personal income tax credit for such tax. Distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax.

     Distributions from investment income and long-term and short-term capital gains will generally not be excluded from taxable income in determining California corporate franchise taxes for corporate unitholders and will be treated as ordinary dividend income for such purposes. In addition, such distributions may be includable in income subject to the alternative minimum tax.

     Interest on indebtedness incurred or continued by unitholders to purchase or carry units of the Tax-Exempt California Portfolio will not be deductible for California personal income tax purposes.

     In addition, any loss realized by a unitholder of the Tax-Exempt California Portfolio upon the sale of units held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such units. Moreover, any loss realized upon the redemption of units within six months from the date of purchase of such units and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the re demption of units within thirty days before or after the acquisition of other units of the same Portfolio may be disallowed under the "wash sale" rules.

     New York City and State Taxation. Individual unitholders who are residents of New York State will be able to exclude for New York State income tax purposes that portion of the exempt-interest dividends properly designated as such from the Tax-Exempt New York Portfolio which is derived from interest on obligations of New York State and its political subdivisions and obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Exempt- interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the Portfolio are invested at the close of each quarter of its taxable year in obligations of issuers the interest on which is excluded from gross income for federal income tax purposes. Individual unitholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Exempt New York Portfolio is not deductible for New York State or New York City personal income tax purposes.

     Long-term capital gains, if any, that are distributed by the Tax-Exempt New York Portfolio and are properly designated as capital gain dividends will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents

     Unitholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

     This discussion of the tax treatment of the Portfolio and its unitholders is based on the tax laws in effect as of the date of this Statement of Additional Information.

                        ORGANIZATION AND CAPITALIZATION

     Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated De cember 6, 1978 and reorganized as part of Goldman Sachs Trust, a Delaware business trust by a Declaration of Trust dated January 28, 1997. Each of the Portfolios became a series of the Trust pursuant ot a reorganization which occurred on April 30,1997.

     Each unitholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of units of beneficial interest. The Trustees have authority under the Declaration of Trust to create and classify units of beneficial interest in separate series without further action by unitholders. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios: ILA Units, ILA Administration Units and ILA Service Units. In addition, the Trustees have authorized a fourth class of units, ILA Class B Units with respect to the Prime Obligations Portfolio.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio represents an equal proportionate interest in the assets belonging to that Portfolio. It is contemplated that most units (other than ILA Class B Units) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the units or another organization designated by such bank or institution. ILA Class B Units generally are only issued upon exchange from Class B Shares of other Funds of the Goldman Sachs mutual funds. ILA Units may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution's investors. ILA Administration Units may be purchased for accounts held in the name of an investor or an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange ILA Administration Units. ILA Administration Units of each Portfolio bear the cost of administration fees at the annual rate of up to .15 of 1% of the average daily net assets of such Units. ILA Service Units may be purchased for accounts held in the name of an institution that provides certain account administration and unitholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange ILA Service Units, responding to customer inquiries and assisting customers with investment procedures. ILA Service Units bear the cost of service fees at the annual rate of up to .40 of 1% of the average daily net assets of such Units. ILA Class B Units are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. ILA Class B Units of the Prime Obligations Portfolio bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to ILA Class B Units. ILA Class B Units of the Prime Obligations Portfolio also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Portfolio attributable to ILA Class B Units.

     It is possible that an institution or its affiliates may offer different classes of units to its customers and thus receive different compensation with respect to different classes of units of the same Portfolio. In the event a Portfolio is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of units of the Portfolio. ILA Administration Units, ILA Service Units and ILA Class B Units each have certain exclusive voting rights on matters relating to their respective plans. Units of each class may be exchanged only for Units of the same class in another Portfolio or, in the case of the Prime Obligations Portfolio, shares of the corresponding class of certain other mutual funds sponsored by Goldman Sachs. Except as described above, the four classes of units are identical. Certain aspects of the Units may be altered, after advance notice to unitholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio is entitled to one vote per unit; however, separate votes will be taken by each Portfolio or class (or by more than one Portfolio or class voting as a single class if similarly affected) on matters affecting only that individual Portfolio or class (or those affected Portfolios or classes) or as otherwise required by law. Units are freely transferable and have no preemptive, subscription or conversion rights. All units issued and outstanding are fully paid and nonassessable. The Declaration of Trust provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of unitholders. The units of the Portfolios have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the units voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Prime Obligations Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Money Market Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Obligations Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Instruments Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Government Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Tax-Exempt New York Portfolio were [insert names].

     As of April ___, 1997, the only holder of record of 5% or more of the outstanding units of the Federal Portfolio was [insert names].

     As of April ___, 1997, the only holder of record of 5% of more of the outstanding units of the Tax-Exempt Diversified Portfolio was [insert names].

UNITHOLDER AND TRUSTEE LIABILITY

     The Trust is an entity of the type commonly known as a "Delaware business trust," which is the form in which many mutual funds are organized. Under Delaware law, the unitholders of the Delaware trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that a Portfolio will not be liable for the debts or obligations of any other series of the Delaware business trust. However, no similar statutory or other authority limiting business trust unitholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a unitholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust unitholders to liability. To guard against this risk, the Declaration of Trust of the Trust contains express disclaimer of unitholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Portfolio or the Trustees. The Declaration of Trust of the Trust provides for indemnification by the relevant Fund for any loss suffered by a unitholder as a result of an obligation of the Portfolio. The Declaration of Trust of the Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any unitholder for any act or obligation of the Portfolio and satisfy any judgment thereon. In view of the above, the risk of personal liability of unitholders is remote.

     On any matter submitted to a vote of the Unitholders of the Trust, all Units shall be voted in the aggregate not by individual Portfolio or Class, except (a) when required by the 1940 Act, Units shall be voted by individual Portfolio or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Portfolios or Classes, then only the Unitholders of all such Portfolios or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Unitholders, on any matter submitted to a vote of Unitholders, either (i) each whole Unit shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Unit shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Units owned times Net Asset Value per share of such Portfolio or Class, as applicable) shall be entitled to one vote on any matter on which such Units are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

     In connection with the establishment of one or more Portfolios or Classes, the Trustees establishing such Portfolios or Classes may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Portfolios or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Portfolio or Class of the Trust. To the extent provided by the Trustees in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustee of the Trust,all the powers and authority of Trustees with respect to such Portfolio or Class, but may have no power or authority with respect to any other Portfolio or Class. Unitholders for a Portfolio or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

     Upon the vote of a majority of the Units outstanding and entitled to vote of the Trust or of each Portfolio to be affected, the Trustees may (i) sell and convey all or substantially all of the assets of all Portfolios or any affected Portfolio to another Portfolio or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Portfolio thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Portfolio, and which may include Units of or interests in such Portfolio, entity, or Portfolio thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Portfolios or any affected Portfolio. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Units of the Trust or any Portfolio if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust of Portfolio is not in the best interests of the Trust, such Portfolio, or their respective Unitholders. Also, the Trustees may, without Unitholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Portfolio thereof, (ii) cause the Units to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Unitholder approval, invest all or a portion of the assets of any Portfolio, or dispose of all or a portion of the assets of any Portfolio, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Unitholder approval unless such approval is required by applicable law, cause a Portfolio that is organized in the master/feeder fund structure to withdraw or redeem its assets from the master fund and cause such Portfolio to invest its assets directly in securities and other financial instrument or in another master fund.

     In addition to the requirements set forth in Section 3816 of the Delaware Business Trust Act, the Declaration of Trust provides that a Unitholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

     (a) Unitholders eligible to bring such derivative action under the Delaware Business Trust Act who hole at least 10% of the outstanding Units of the Trust, or 10% of the outstanding Units of the Portfolio or Class to which such action relates, shall join in the request for the Trustees to commence such action; and

     (b) the Trustees must be afforded a reasonable amount of time to consider such Unitholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the Unitholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

     The Declaration of Trust of the Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                           CUSTODIAN AND SUBCUSTODIAN

     State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Portfolios' assets. In that capacity, State Street maintains the accounting records and calculates the daily net asset value per unit of the Portfolios. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Trust.

                            INDEPENDENT ACCOUNTANTS

     _________________, independent public accountants, [insert address], have been selected as auditors of the Trust. In addition to audit services, ________________ prepares the Trust's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.

                              FINANCIAL STATEMENTS

     The Financial Statements of the Portfolios, including the Statements of Investments as of December 31, 1996, the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the 1996 Annual Report to the unitholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                                   APPENDIX A
                      DESCRIPTION OF SECURITIES RATINGS/1/

MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

     AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

     Moody's applies numerical modifiers, 1, 2, and 3 in the Aa category. The modifier 1 indicates that the obligation ranks in the higher end of the Aa category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa category.

Short-Term Ratings
------------------

     P-1: Issuers have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will normally be evidenced by many of the following characteristics:

     .  Leading market positions in well established industries.

     .  High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well established access to a range of financial markets and assured sources of alternate liquidity.

     P-2: Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

     MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met VMIG-1, and VMIG-2 ratings carry the same definitions as MIG-1, and MIG-2, respectively.

STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     PLUS (+) OR MINUS (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA category.

Short-Term Ratings
------------------

     A-1: S&P's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus ( + ) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

MUNICIPAL NOTES

     An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The fol lowing criteria will be used in making that assessment.

     . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

     . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 -- Speculative capacity to pay principal and interest.

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DUFF & PHELPS, INC.

Bond Ratings
------------

     AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     Duff & Phelps applies modifiers, AA+ and AA- in the AA category for long-term fixed income securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category: the modifier AA indicates a mid-range ranking; and the modifier AA- indicates that the issue ranks in the lower end of the AA category.

Short-Term Ratings
------------------

     D-1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are excellent and are supported by strong fundamental protection factors. Risk factors are minor.

     D-2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

     Duff & Phelps applies a plus and minus rating scale, D-1+ , D-1 and D-1- in the Duff 1 top grade category for commercial paper and certificates of deposit. The rating D-1+ indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating D-1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating D-1- indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay its obligations, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch applies plus (" + ") and minus (" - ") modifiers in the AA category to indicate the relative position of a credit within the rating category.

Eligible Fitch ratings for short-term debt obligations payable on demand or with original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes may be rated F-1 or F-2.

     F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

     F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED AND IBCA INC.

     A1: Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

     A2: Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

     AAA: The highest category; indicates a superior ability to repay principal and interest on a timely basis.

     AA: The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Ratings in the AA Long-Term Debt category may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

  The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

     TBW-1: The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".


   1. The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

                        GOLDMAN SACHS MONEY MARKET FUNDS
                   GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                                4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
                            ILA ADMINISTRATION UNITS
--------------------------------------------------------------------------------

Goldman Sachs Trust (the "Trust") is a no-load, open-end management investment company (or mutual fund) which includes the Goldman Sachs - Institutional Liquid Assets portfolios. This Statement of Additional Information relates solely to the offering of ILA Administration Units of:

Prime Obligations Portfolio;
Money Market Portfolio;
Treasury Obligations Portfolio;
Treasury Instruments Portfolio;
Government Portfolio;
Federal Portfolio;
Tax-Exempt Diversified Portfolio;
Tax-Exempt California Portfolio; and
Tax-Exempt New York Portfolio (individually, a "Portfolio" and      collectively
the "Portfolios").


Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Portfolios.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Portfolio account information. The AA can also answer inquiries about rates of return and portfolio composition/ holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem units and also obtain Portfolio and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to ILA Administration Units dated May 1, 1997, as amended and supplemented from time to time. A copy of the Prospectus may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS

                                     Page in
                                   Statement of
                                    Additional
                                   Information
                                   ------------
Investment Policies and
Practices of the Portfolios......        4

Investment Limitations...........       43

Trustees and Officers............       47

The Adviser, Distributor and
Transfer Agent...................       53

Portfolio Transactions...........       57

Net Asset Value..................       58

Redemptions......................       60

Calculation of Yield Quotations..       61

Tax Information..................       64

Organization and Capitalization..       71

Custodian and Subcustodian.......       76

Independent Accountants..........       76

Financial Statements.............       76

Administration Plan..............       77

Appendix A (Description of
Securities Ratings)..............      A-1

                       INVESTMENT POLICIES AND PRACTICES
                               OF THE PORTFOLIOS


     The following discussion elaborates on the description of each Portfolio's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES

     Each Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS

     Each Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio and Government Portfolio) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government Securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS

     Each Portfolio (other than Treasury Obligations Portfolio, Government Portfolio, Federal Portfolio and Treasury Instruments Portfolio) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Portfolios consists of direct U.S. dollar denominated obligations of domestic or, in the case of Money Market Portfolio, foreign issuers. Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

     Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Prime Obligations Portfolio and Money Market Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Portfolio will be regarded as illiquid.

REPURCHASE AGREEMENTS

     Each Portfolio (other than the Treasury Instruments Portfolio) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Portfolio) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

     Custody of the Obligation will be maintained by the Portfolios' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     Repurchase agreements pose certain risks for all entities, including the Portfolios, that utilize them. Such risks are not unique to the Portfolios but are inherent in repurchase agreements. The Portfolios seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

     For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

     If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Portfolio does not have a perfected security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

     Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs
before being able to sell the security.   Such a delay may involve loss of
interest or a decline in price of the Obligation.

     Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, the Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES

     The Money Market Portfolio may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valua tion, the Money Market Portfolio is restricted to purchasing U.S. dollar denominated securities, but it is not otherwise precluded from purchasing securities of foreign issuers.

     Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

     The Prime Obligations and Money Market Portfolios may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Portfolio's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Portfolio's other investments.

     Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations and Money Market Portfolios' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Portfolios will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

     As set forth below, several types of asset-backed and receivables-backed securities have already been offered to investors, including for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Prime Obligations and Money Market Portfolios to dispose of any then existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

     Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date.
The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

     A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities.
If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions, distributions from which would be taxable to its unitholders. For purposes of determining a Portfolio's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian or subcustodian will maintain in a segregated account cash or liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable, nor are they ordinarily rated. A Portfolio may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which that Portfolio may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS

     Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Portfolio to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

     The terms of the variable or floating rate demand instruments that a Portfolio may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven
days' notice.   Others, such as instruments with quarterly or semiannual
interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the Portfolio instructs otherwise. The Trust, on behalf of the Portfolios, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Portfolio, (3) to maintain the respective quality standards of a Portfolio's investment portfolio, or (4) to attain a more optimal portfolio structure. A Portfolio will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Portfolio, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Portfolio may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Portfolio's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Portfolio. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Portfolio.

     The maturity of the variable or floating rate demand instruments held by a Portfolio will ordinarily be deemed to be the longer of (1) the notice period required before the Portfolio is entitled to receive payment of the principal amount of the in strument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Portfolio must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Portfolios will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Portfolios' investments in such instruments will be subject to the limitation on illiquid investments.

     A Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Government Portfolio and Federal Portfolio) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide the Portfolio with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of day's notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES

     A Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Trust's Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted secu rities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS

     The Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds".

     Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Portfolios which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, exempt from California and New York (city and state) personal income taxes, respectively. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

     Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

     General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and
roads, water and sewer systems and a variety of other public purposes.   The
basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

     Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

     Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. The Tax-Exempt Diversified Portfolio and the Tax-Exempt California Portfolio do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to unitholders under the federal alternative minimum tax.

     Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Portfolios may purchase are limited to short-term serial bonds---those with original or remaining maturities of thirteen months or less. The Portfolios may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Portfolios may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Portfolio's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

     The Portfolios which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodian arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institutions, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

     The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of a Portfolio. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Portfolio's credit quality requirements, to be inadequate.

     Although the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

     In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

     The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obliga tions, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

     For the purpose of investment restrictions of the Portfolios, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

     An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Portfolios. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale, municipal obligations which are not publicly offered may nevertheless be readily marketable.

     Municipal obligations purchased for a Portfolio may be subject to the Portfolio's policy on holdings of illiquid securities. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Portfolio's investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

     Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

INVESTING IN CALIFORNIA

     The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per unit and the interest income of, the Tax-Exempt California Portfolio, or result in the default of existing obligations, including obligations which may be held by the Tax-Exempt California Portfolio. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

     During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1995. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

       Economic Factors.  California's economy is the largest among the 50
       ----------------
states (accounting for almost 13% of the nation's output of goods and services) and one of the largest in the world. California's population of more than 32 million represents over 12% of the total United States population and grew by 27% in the 1980s. While California's substantial population growth during the 1980's stimulated local economic growth and diversification and sustained a real estate boom between 1984 and 1990, it has increased strains on California's limited water resources and demands for government services and may impede future economic growth. Population growth slowed since 1991 even while substantial immigration has continued, due to a significant increase in outmigration by California residents. Generally, the household incomes of new residents have been substantially lower (and their education and welfare utilization higher) than those of departing households, which may have a major long-term socioeconomic and fiscal impact. However, with the California economy improving, the recent net outmigration within the Continental U.S. is expected to decrease or be reversed.

     From mid-1990 to late 1993, California's economy suffered its worst
recession since the 1930s, with over 700,000 jobs.   The largest job losses have
been in Southern California, led by declines in the aerospace and construction industries. Most of the losses were related to cuts in lost federal defense spending.

     Since the start of 1994, the California economy has shown signs of steady recovery and growth. The State Department of Finance reports net job growth, particularly in construction and related manufacturing, wholesale and retail trade, electronics, exports, transportation, recreation and services. This growth has offset the continuing but slowing job losses in the aerospace industry and restructuring of the finance and utility sectors. Prerecession job levels are expected to be reached in 1996. Unemployment in California is down substantially in 1994 from its 10% peak in January, 1994, but still remains higher than the national average rate.

     Orange County.  On December 6, 1994, Orange County, California (the
     -------------
"County"), together with its pooled investment funds (the "Pooled Funds") filed for protection under chapter 9 of the federal Bankruptcy Code, after reports that the Pooled Funds had suffered significant market losses in their investments causing a liquidity crisis for the Pooled Funds and the County.
More than 180 other public entities, most but not all located in the County, were also depositors in the Pooled Funds. The County estimated the Pooled Funds' loss at about $1.8 billion, or 22% of its initial deposits of around $7.5 billion.

     Many of the entities which kept money in the Pools (Pool Participants), including the County, faced cash flow difficulties, suffered ratings adjustments, and implemented cuts in personnel and programs. Some obligations of the County and certain other Pool participants had technical defaults, or were rescheduled. The Bankruptcy Court has approved a settlement agreement between the County and most of the other Pool participants which provided about 80% (90% in the case of school districts) return of cash invested, with the balance to be repaid over time, including from potential recoveries in lawsuits. The County has implemented a financial recovery plan which includes significant personnel cuts, and refinancing of current debts using new funds transferred to the County from certain other local governments pursuant to special legislation adopted in late 1995.

     The State of California has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, the State may be obligated to ensure that school districts have sufficient funds to operate or to maintain certain county administered state programs. As of January 1, 1996, no school districts which were Pool participants had become insolvent.

Constitutional and Statutory Limitations on Taxes and Appropriations
--------------------------------------------------------------------

       Limitations on Taxes.   Certain California Instruments may be obligations
       --------------------
of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing power of California local governments and districts is limited by Article XIIIA of the California constitution, also known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

     Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax". Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62", have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

       Appropriation Limits.      The State and its local governments are
       --------------------
subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments.
No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

     Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

     The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfer of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

     "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

     A 1986 initiative statute, called "Proposition 62," imposed additional limits on local governments, by requiring either majority or 2/3 voter approval for any increases in "general taxes" or "special taxes," respectively (other than property taxes, which are unchangeable). Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September, 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition 62. Many aspects of this decision remain unclear (such as its impact on charter (home rule) cities, and whether it will have retroactive effect), but its future effect will be to further limit the fiscal flexibility of many local governments.

     Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or Article XIIIB on California Instruments. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service or their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

     State Debt.  Under the California Constitution, debt service on outstanding
     ----------
general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $23.8 billion at February 1, 1996. In FY1994-95, debt service on general obligation bonds and lease purchase debt was approximately 5.3% of General Fund revenues. State voters approved $5.0 billion of new bond authorizations on the March 26, 1996 ballot, and additional bonds are expected to be placed on the November 5, 1996 ballot.

     Recent Financial Results.   The principal sources of General Fund revenues
     ------------------------
in 1994-1995 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). California maintains a Special Fund for Economic Uncertainties, derived from General Fund revenues, as a reserve to meet cash needs of the General Fund.

     General.  Throughout the 1980s, California state spending increased rapidly
     -------
as California's population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest state program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of California General Fund revenues (currently about 35%).

     Since the start of 1990-91 Fiscal Year, California has faced adverse economic, fiscal and budget conditions. The economic recession seriously affected California's tax revenues. It also caused increased expenditures for health and welfare programs. California is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

     Recent Budgets.  As a result of these factors, among others, from the late
     --------------
1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Years 1991-92 to 1994-95, including:

     .  significant cuts in health and welfare program expenditures;

     . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

     . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

     . reduction in growth of support for higher education programs, coupled with increases in student fees;

     . revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

     . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

     .  various one-time adjustment and accounting changes.

        Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so as two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

        The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94 and 1994-95, which have reduced the accumulated budget deficit to around $600 million as of June 30, 1995. The 1996-97 Governor's Budget projects complete elimination of the deficit by June 30, 1996.

         A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.

     The State's cash shortfalls also required the State Controller to issue revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants (both forms of short-term cash flow financing) were issued in the period from June 1992 to July 1994, often needed to pay previously-maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of the fiscal year.

     The State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of its accumulated deficit to the 1995-96 fiscal year. In order to assure repayment of $4.0 billion of this borrowing which matures on April 25, 1996, the State enacted legislation (the "Trigger Law") which could have led to automatic, across-the-board budget cuts in General Fund expenditures if cash flow projections made at certain times deteriorated from estimates made in July 1994 when the borrwings were made. However, the State's improved finances as a result of the economic recovery have made such action unnecessary.

     Current Budget.  For the first time in four years, the State entered the
     --------------
1995-96 fiscal year with strengthening revenues based on an improving economy. The major feature of the Governor's proposed Budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.

     The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior years. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Department of Finance's most recent projections are that, after repaying the last of the carryover budget deficit, there would be a positive balance of about $50 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30, 1996.

     The Department of Finance projected cash flow borrowings in the 1995-96 Fiscal Year would be the smallest in many years, comprising $2.0 billion of notes issued in April, 1996, and maturing on June 28, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department predicts no further need for borrowing over the end of the fiscal year.

     The principal features of the 1995-96 Budget Act, in addition to those noted above, were additional cuts in health and welfare expenditures (some of which are subject to approvals or waivers by the federal government); assumed further federal aid for illegal immigrant costs; and an increase in per-pupil funding for public schools and community colleges, the first such significant increase in four years.

     The Governor's Proposed Budget for the 1996-97 Fiscal Year (the Governor's Budget), released on January 10, 1996, updated financial projections for the current year. Although improved economic conditions will result in substantially larger revenues, these will be offset by greater expenditures, with no significant change in the projected year-end fund balance.

     The Governor's Budget proposes General Fund spending in 1996-97 of $45.2 billion, with revenues of $45.6 billion, leaving a budget reserve in the SFEU of about $400 million. The Governor has again proposed a three-year phased 15% reduction of personal income and corporate tax rates. The Governor's Budget also assumed implementation of certain previously-approved cuts in health and welfare costs, adoption of further cuts in welfare payments, the adoption of federal welfare reform, and receipt of new federal aid for illegal immigrant costs. As of April, 1996, many of these federal actions had not taken place, leaving the the Governor's Budget plan with larger expenditures than anticipated, which will have to be addressed in the final budget action. The Governor's Budget proposed increased expenditures for K-12 school aid, higher education, and corrections. The Governor's Budget projected annual cash flow borrowing of about $3.2 billion.

     Bond Ratings.  State general obligation bond ratings were reduced in July,
     ------------
1994 to "A1" by Moody's Investors Services, Inc. ("Moody's") and "A" by Standard & Poor's Ratings Group ("S&P"). Both of these ratings were reduced from "AAA" levels which California held until late 1991. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such obligations in the event of default.

     Legal Proceedings.  California is involved in certain legal proceedings
     ------------------
(described in California's recent financial statements) that, if decided against California, may require California to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the state's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

     Obligations of Other Issuers
     ----------------------------

     Other Issuers of California Instruments.  There are a number of state
     ---------------------------------------
agencies, instrumentalities and political subdivisions of the State of California that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of California.

     State Assistance.  Property tax revenues received by local governments
     ----------------
declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of California's General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain governmental functions by the State of California to assist municipal issuers to raise revenues. Through 1990-91, local assistance (including public schools) accounted for around 75% of General Fund spending. To reduce California General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. In order to make up part of this shortfall, the Legislature proposed, and voters approved in 1993, dedicating 0.5% of the sales tax to counties and cities for public safety purposes. In addition, the Legislature has changed laws to relieve local governments of certain mandates, allowing them to reduce costs.

     To the extent that California should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of state assistance to local governments may continue to be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. At the start of the 1995-96 fiscal year, Los Angeles County, the largest in the State, faced a nominal $1.2 billion gap in its $12 billion budget, half of which was in the County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the County pursuant to special legislation. The County's debt was downgraded by Moody's and S&P in the summer of 1995.

     Assessment Bonds.  California Instruments which are assessment bonds may be
     ----------------
adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long-Term Lease Obligations.  Certain California long-term lease
     --------------------------------------
obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

     Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a state receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State of California was a named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the District's lease. The trial court upheld the validity of the lease, and the case was subsequently settled. Any ultimate judgment in any future case against the position taken by the Trustee may have adverse implications for lease transactions of a similar nature by other California entities.

     Other Considerations
     --------------------

     The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in state regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California Instruments in which the California Portfolio may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Instruments.

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the California Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

INVESTING IN NEW YORK
---------------------

          Some of the significant financial considerations relating to the Tax-Exempt New York Portfolio's investments in New York Instruments are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Instruments that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. State per capita income for 1994 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. Between 1975 and 1990 total employment grew by 21.3 percent while the labor force grew only by 15.7 percent, unemployment fell from 9.5 percent to 5.2 percent of the labor force. In 1991 and 1992, however, total employment in the State fell by 5.5 percent. As a result, the unemployment rate rose to 8.5 percent reflecting a recession that has had a particularly strong impact on the entire Northeast. Calendar years 1993 and 1994 saw only a partial recovery.

STATE BUDGET.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The Governor presented his 1996-97 Executive Budget to the Legislature on December 15, 1995, and subsequently amended it.

          The Governor's Executive Budget projected balance on a cash basis in the General Portfolio. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives.

          On March 15, 1996, the Governor presented amendments to the 1996-97 Executive Budget to provide for balancing the 1996-97 state financial plan if the federal government failed to adopt entitlement changes assumed to produce savings in the State's 1996-97 Executive Budget.

          The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and was based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year (the "1996-97 State Financial Plan").

          The 1996-97 State Financial Plan was projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the 1996-97 State Financial Plan increases General Portfolio spending by $842 million, primarily from funding increased for education, special education and higher education ($563 million). The balance represented funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources.

          The State issued its first update to the 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. Revisions have been made to estimates of both receipts and disbursements based on: (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements through the first six months of the fiscal year, and (3) an assessment of changing program requirements. The Mid-Year Update reflected a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Portfolio of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.

          Although revisions to the 1996-97 State Financial Plan contained in the Mid-Year Update are favorable, the State faces certain risks which could potentially cost the State up to one-half billion dollars. The Division of the Budget believes these risks are balanced by reserves in the 1996-97 State Financial Plan, including the $300 million reserve created in the Mid-Year Update. However, there can be no assurance that these reserves will fully offset litigation or other risks to the 1996-97 State Financial Plan.

          One major uncertainty to the 1996-97 State Financial Plan continues to be risks related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year. An additional risk to the 1996-97 State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.

          Similarly, certain litigation which by itself did not produce a material judgment against the State could have an adverse impact on the 1996-97 State Financial Plan because of the precedential nature of the court's decision. Specifically, the State Court of Appeals has denied a motion to appeal a lower court decision in the so-called "GTE Spacenet" case, in which the court ruled that GTE Spacenet was not subject to the 3.5 percent tax on gross receipts imposed under section 186-a of the tax law. The court decision is limited to provisions of section 186-a as it existed prior to the 1995 amendments, and has little prospective effect. While this litigation in and of itself carries only a small judgment in favor of GTE Spacenet and similar companies, the consequences of the ruling could eventually entail refunds to other taxpayers of several hundred million dollars. Refund claims of over $300 million have been filed which, with interest and assuming a similar exposure for open years for which claims have yet to be filed, could approach $600 million in potential claims.

          On August 13, 1996, the State Comptroller released a report in which he identified several risks to the 1996-97 State

Financial Plan and estimated that the State faces a potential imbalance in receipts and disbursements of approximately $3 billion for the State's 1997-98 fiscal year and approximately $3.2 billion for the State's 1998-99 fiscal year.

          The Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance in the 1997-98 State Financial Plan primarily through General Portfolio expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected that the 1997-98 State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives.

          On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program
(TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

          On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. Submission of this plan to the federal government requires New York State to begin compliance with certain time limits on welfare benefits and permits the State to become eligible for approximately $2.36 billion in federal block grant funding. Legislation will be required to implement the State's TANF plan. The Governor has indicated that he plans to introduce legislation necessary to conform with federal law shortly, and that he may submit amendments to the State plan if necessary.

          States are required to comply with the new federal welfare reform law no later than July 1, 1997. Given the size and scope of the changes required under federal law, it is likely that these proposals will produce extensive public discussions. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.

          The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the 1996-97 State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth therein, and those projections may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.

          In the State's 1997 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year.

RECENT FINANCIAL RESULTS.  The General Portfolio is the principal operating
------------------------
Portfolio of the State and is used to account for all financial transactions, except those required to be accounted for in another Portfolio. It is the State's largest Portfolio and receives almost all State taxes and other resources not dedicated to particular purposes.

          The General Portfolio is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other Portfolios are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Portfolio disbursements and transfers to other Portfolios are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

          Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental Portfolios of $1.666 billion, reflecting liabilities of $14.778 billion and assets of $13.112 billion.

DEBT LIMITS AND OUTSTANDING DEBT.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing

(i.e., borrowing for more than one year) unless the borrowing is authorized in a
 ---
specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings.

          In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State Portfolios dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

          Before the approved constitutional amendment could be presented to the voters for their consideration, it had to be passed by a separately elected legislature. The amendment was passed by the Senate and Assembly in June 1995. The Amendment was thereafter submitted to voters in November 1995, where it was defeated.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1996-97. The State expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding bond anticipation notes) and $154 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $101 million in certificates of participation during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1996-97 fiscal year may change if circumstances require.

          In the 1996 legislative session, the Legislature approved the Governor's proposal to present to the voters in November 1996 a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. The Clean Water, Clean Air Bond Act was approved by the voters in November 1996. As a result, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 borrowing plan to finance a portion of this new program.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $735 million for the 1995-96 fiscal year, and were estimated to be $719 million for the 1996-97 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $340 million for the 1995-96 fiscal year, and were estimated to be $323 million for 1996-97.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION.  Certain litigation pending against the State or its officers or
----------
employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of a State lottery game; and (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the
               -----------------    -----------------
State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve Portfolio was settled in June 1996 and certain amounts in a Supplemental Reserve Portfolio previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State.
Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1996-97 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1996, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $474 million.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

AUTHORITIES.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1995, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $73.45 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commit ments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrange ments provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State
Portfolios.

NEW YORK CITY AND OTHER LOCALITIES.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, S&P reconfirmed its A- rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating. Moody's currently has the City's rating under review for a possible downgrade.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legisla ture created the Municipal Assistance Corporation ("MAC") in 1975.
Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City Portfolios received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authoriz ing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of December 31, 1995, MAC had outstanding an aggregate of approximately $4.684 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority for the 1992 through 1997 fiscal years in the event the City fails to provide such financing.

          The City and MAC have reached an agreement in principle under which MAC will develop and implement a debt restructuring program which will provide the City with $125 million in budget relief in fiscal year 1996, in addition to the $20 million of additional budget relief provided by MAC to the City since January 1996. The City has agreed with MAC that it will reduce certain expenditures by $125 million in each of the four fiscal years starting in fiscal year 1997. The proposed refinancing, which must satisfy MAC refinancing criteria, is subject to market conditions.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

          On January 31, 1996, the City published the financial plan for the 1996-1999 fiscal years (the "City Financial Plan"), which is a modification to a financial plan submitted to the Control Board on July 11, 1995. The City Financial Plan set forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions, the City Financial Plan reflected a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years, and to decrease the City's costs for Medicaid in the 1997 fiscal year and thereafter by increasing the federal share of Medicaid costs otherwise paid by the City. This strategy has been the subject of substantial debate, and implementation of this strategy will be significantly affected by State and federal budget proposals currently being considered. It is likely that the City Financial Plan will be changed significantly in connection with the preparation of the Executive

Budget for the 1997 fiscal year as a result of the status of State and federal budget proposals and other factors.

          The City Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate a projected gap of $2.0 billion for the 1997 fiscal year, and to reduce projected gaps of $3.3 billion and $4.1 billion for the 1998 and 1999 fiscal years, respectively, assuming successful implementation of the gap-closing program for the 1996 fiscal year.

          The proposed gap-closing actions for the 1997 through 1999 fiscal years included: (i) additional agency actions, totaling between $643 million and $691 million in each of the 1997 through 1999 fiscal years; (ii) additional savings resulting from State and federal aid and cost containment in entitlement programs to reduce City expenditures and increase revenues by $650 million in the 1997 fiscal year and by $727 million in each of the 1998 and 1999 fiscal years; (iii) additional proposed federal aid of $50 million in the 1997 fiscal year and State aid of $100 million in each of the 1997 through 1999 fiscal years; (iv) the receipt of $300 million in the 1997 fiscal year from privatization or other initiatives, certain of which actions is expected to require legislative action by the City Council; and (v) the assumed receipt of revenues relating to rent payments for the City's airports, totaling $244 million, $226 million and $70 million in the 1997 through 1999 fiscal years, respectively, which are currently the subject of a dispute with the Port Authority and the collection of which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's remedies under the leases through pending legal actions. The City was also preparing an additional contingency gap-closing program for the 1997 fiscal year to be comprised of $200 million in additional agency actions.

          The federal and State budgets, when adopted, may result in substantial reductions in revenues for the City, as well as a reduction in projected expenditures in entitlement programs, including Medicare, Medicaid and welfare
programs.   The nature and extent of the impact on the City of the federal and
State budgets, when adopted, is uncertain, and no assurance can be given that federal or State actions included in the federal and State adopted budgets may not have a significant adverse impact on the City's budget and the City Financial Plan.

          The projections for the 1996 through 1999 fiscal years reflected the costs of the proposed settlement with the teachers union and the recent settlement with a coalition of municipal unions, and assumed that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements.

          The City's financial plans have been the subject of extensive public comment and criticism. The City comptroller has issued reports identifying risks ranging between $440 million and

$560 million in the 1996 fiscal year before taking into account the availability of $160 million in the general reserve, and between $2.05 billion and $2.15 billion in the 1997 fiscal year after implementation of the City's proposed gap-closing actions. With respect to the 1997 fiscal year, the report noted that the City Financial Plan assumed the implementation of highly uncertain State and federal actions, most of which are unlikely to be implemented, that would provide between $1.2 billion and $1.4 billion in relief to the City, and identified additional risks. The report concluded that the magnitude of the budget risk for the 1997 fiscal year, after two years of large agency cutbacks and workforce reductions, indicated the seriousness of the City's continuing budget difficulties, and that the City Financial Plan would require substantial revision in order to provide a credible program for dealing with the large projected budget gap for the 1997 fiscal year.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1996 to finance the City's current estimate of its seasonal cash flow needs for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

          Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


STANDBY COMMITMENTS

     In order to enhance the liquidity, stability or quality of municipal obligations, the Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Portfolio pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

     Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Portfolio. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Portfolio. In considering whether a security meets a Portfolio's quality standards, the Adviser will look to the creditworthiness of the party providing the Portfolio with the right to sell.

     The Portfolios value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Portfolio's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Portfolio that may enter into standby commitment transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Portfolio.

     Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Institutional Tax-Exempt Assets, the predecessor company of which Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio were series, has received a ruling from the Internal Revenue Service to the effect that it is considered the owner of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to it. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its unitholders. There is no assurance that standby commitments will be available to a Portfolio nor has any Portfolio assumed that such commitments will continue to be available under all market conditions.


                             INVESTMENT LIMITATIONS

     The following restrictions may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the units of that Portfolio present at a meeting if the holders of more than 50% of the outstanding units of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding units of that Portfolio). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio, with the exception of borrowings permitted by Investment Restriction (3).

     Accordingly, the Trust may not, on behalf of any Portfolio:

      (1) make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Portfolio classified as a non-diversified company under the Act.

     (2) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Notwithstanding the foregoing, the ILA Money Market Portfolio will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic conditions prevail in the banking industry the ILA Money Market Portfolio may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations.

     (3) borrow money, except that (a) the Portfolio may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3 % of its total assets (including the amount borrowed), (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Portfolio may purchase securities on margin to the extent permitted by applicable law.

     (4) make loans, except (a) through the purchase of debt obligations in accordance with each Portfolio's investment objective and policies,
          (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

     (6) purchase, hold or deal in real estate, although the Portfolio may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

     (7) invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Portfolio may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in securities of a single open-end investment company or series thereof with substantially the same fundamental investment objectives, restrictions and policies as the Portfolio.

     In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on behalf of any Portfolio:

     (a) invest in companies for the purpose of exercising control or management.

     (b) invest more than 10% of a Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) purchase additional securities if the Portfolio's borrowings exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

     (d) make short sales of securities, except short sales against the box.

     As money market funds, the Portfolios must also comply with Rule 2a-7 under the Investment Company Act. Amendments to Rule 2a-7 have been proposed and are expected to be effective at some time in 1997. The following assumes that such amendments are in effect as currently proposed. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio maturity. Rule 2a-7 requires that the maximum maturity of any security in a Portfolio's portfolio may not exceed 397 days and a Portfolio's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Portfolio, other than the Tax-Exempt Portfolios, as a matter of non-fundamental policy only invests in either First or Second Tier securities. Portfolio diversification. The Prime Obligations, Government, Treasury Obligations, Money Market, Federal and Treasury Instruments Portfolios may not invest more than 5% of their total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Immediately after the acquisition of any put (i.e., the right to sell the security within a specified period at a price equal to its amortized cost), with respect to 75% of the assets of a Portfolio, no more than 10% of the Portfolio's total assets may be invested in securities issued by or subject to puts issued by the same issuer. In the case of the Tax-Exempt Portfolios (which are the only Portfolios that invest in Second Tier securities), immediately after the acquisition of a put that is a Second Tier security, no more than 5% of the Tax-Exempt Portfolio's total assets may be invested in securities or puts issued by the institution that issued the put. The Tax-Exempt Portfolios' investment in Second Tier securities that are conduit securities, which are municipal securities involving an agreement or arrangement other than the issuer of the municipal security, that are not subject to an unconditional demand feature, may not exceed 5% of the Portfolio's total assets and the Portfolio's investment in such conduit securities issued by any issuer may not exceed 1% of the Portfolio's total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not First

Tier Securities are "Second Tier Securities." NRSROs include S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.


                             TRUSTEES AND OFFICERS

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.


NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
Ashok N. Bakhru, 53                 Chairman             Executive Vice President -
1325 Ave. of Americas               & Trustee            Finance and Administration and
NY, NY  10019                                            Chief Financial Officer, Coty
                                                         Inc. (since April 1996);
                                                         President, ABN Associates
                                                         (since June 1994) Retired.
                                                         Senior Vice President of Scott
                                                         Paper until June 1994 Company;
                                                         Director of Arkwright Mutual
                                                         Insurance Company; Trustee of
                                                         International House of
                                                         Philadelphia; Member of
                                                         Cornell University Council;
                                                         Trustee of the Walnut Street
                                                         Theater.

*David B. Ford, 51                  Trustee              Managing Director, Goldman
One New York Plaza                                       Sachs (since 1996); General
New York, NY 10004                                       Partner, Goldman Sachs (1986-
                                                         1996); Co-Head of Goldman Sachs
                                                         Asset Management (since
                                                         December 1994).

*Douglas C. Grip, 35                Trustee              Vice President, Goldman Sachs
One New York Plaza                                       & President  (since May 1996);
New York, NY 10004                                       President, MFS Retirement
                                                         Services Inc., of Massachu-
                                                         setts Financial Services
                                                         (prior thereto).

NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
John P. McNulty, 44                 Trustee             Managing Director, Goldman
One New York Plaza                                      Sachs (since 1996); General New York, NY
10004                                                   Partner of Goldman Sachs (1990-1994
                                                        and 1995-1996); Co-Head of Goldman Sachs
                                                        Asset Management (since November 1995);
                                                        Limited Partner of Goldman Sachs (1994 to
                                                        November 1995).

Mary P. McPherson, 60               Trustee             President of Bryn Mawr College
Taylor Hall                                            (since 1978); Director of
Bryn Mawr College                                      Josiah Macy, Jr, Foundation
Bryn Mawr, PA  19010                                   (since 1977); director of the
                                                       Philadelphia Contributionship
                                                       (since 1985); Director of
                                                       Amherst College (since 1986);
                                                       director of Dayton Hudson
                                                       Corporation (since 1988);
                                                       Director of the Spencer
                                                       Foundation (since 1993); and
                                                       member of PNC Advisory Board
                                                       (since 1993).

*Alan A. Shuch, 48                  Trustee            Limited Partner, Goldman Sachs
One New York Plaza                                     (since 1994); Director and
New York, NY 10004                                     Vice President of Goldman Sachs
                                                       Funds Management Inc. (from April 1990 to
                                                       November 1994); President and Chief
                                                       Operating Officer, GSAM (from September
                                                       1988 to November 1994).

NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
Jackson W. Smart, 66               Trustee              Chairman, Executive Committee,
One Northfield Plaza                                    First Commonwealth, Inc. (a
#218                                                    managed dental care company,
Northfield, IL 60093                                    since January 1996); Chairman and Chief
                                                        Executive Officer, MSP Communications Inc.
                                                        (a company engaged in radio broadcasting)
                                                        (since November 1988), Director, Federal Ex
                                                        press Corporation (since 1976), Evanston
                                                        Hospital Cor poration (since 1980), First
                                                        Commonwealth, Inc. (since 1988) and North
                                                        American Private Equity Group (a venture
                                                        capital fund).

William H. Springer, 67            Trustee              Vice Chairman and Chief
701 Morningside Drive                                   Financial and Administrative
Lake Forest, IL 60045                                   Officer, (February 1987 to June 1991) of Ameritech
                                                        (a telecommunications holding  company;
                                                        Director,Walgreen Co. (a retail drug store
                                                        business); Director of Baker, Fentress &
                                                        Co. (a closed-end, non-diversified
                                                        management investment company) (April 1992
                                                        to present).


Richard P. Strubel, 57  Trustee                         Managing Director, Tandem
70 West Madison St.                                     Partners, Inc. (since 1990);
Suite 1400                                              President and Chief Executive
Chicago, IL 60602                                       Officer, Microdot, Inc.
                                                        (a diversified manufacturer
                                                        of fastening systems and
                                                        connectors)(January 1984 to October 1994).


*Scott M. Gilman, 37     Treasurer                      Director, Mutual Funds Admin-
One New York Plaza                                      istration, Goldman Sachs Asset
New York, NY                                            Management (since April 1994);
10004                                                   Assistant Treasurer, Goldman Sachs Funds
                                                        Management, Inc.
                                                        (since March 1993); Vice Pre-
                                                        sident, Goldman Sachs (since
                                                        March 1990).


NAME, AGE                 POSITIONS                       PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST                      DURING PAST 5 YEARS
-----------               ----------                      -------------------
*John M. Perlowski, 32    Assistant                       Vice President, Goldman Sachs
One New York Plaza        Treasurer                       (since July 1995); Director,
New York, NY                                              Investors Bank and Trust,
10004                                                     November 1993 to July 1995);
                                                          Audit Manager of Arthur
                                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50       Vice                            Vice President of Goldman
4900 Sears Tower          President                       Sachs (since June 1992);
Chicago, IL               Director Shareholder Servicing
60606                     (since June 1992).


*John W. Mosior, 58       Vice                            Vice President, Goldman Sachs
4900 Sears Tower          President                       and Manager of Shareholder
Chicago, IL               Servicing of GSAM (since
60606                     November 1989).


*Nancy L. Mucker, 47      Vice                            Vice President, Goldman Sachs
4900 Sears Tower          President                       (since April 1985); Manager of
Chicago, IL                                               Shareholder Servicing of GSAM
60606                                                     since November 1989).


*Michael J. Richman, 36  Secretary                        Associate General Counsel of
85 Broad Street                                           Goldman Sachs Asset Manage-
New York, NY                                              ment (since February 1994);
10004                                                     Vice President and Assistant General Counsel
                                                          of Goldman Sachs (since June 1992); Coun sel
                                                          to the Funds Group, GSAM (since June 1992);
                                                          Partner, Hale and Dorr (September 1991 to
                                                          June 1992).


*Howard B. Surloff, 31   Assistant                        Assistant General Counsel and
85 Broad Street          Secretary                        Vice President, Goldman Sachs
New York, NY 10004                                        (since November 1993 and May 1994,
                                                          respectively ); Counsel     to the Funds
                                                          Group, Goldman Sachs Asset     Management
                                                          (since November     1993); Associate of
                                                          Shereff Friedman,Hoffman &      Goodman
                                                          (prior thereto).


NAME, AGE                  POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST         DURING PAST 5 YEARS
-----------                ----------         --------------------
*Steven E. Hartstein, 33   Assistant          Legal Products Analyst,
85 Broad Street            Secretary          Goldman Sachs (June 1993 to
New York, NY 10004                            present); Funds Compliance
                                              Officer, Citibank Global Asset
                                              Management (August 1991 to
                                              June 1993).


*Deborah Robinson, 25      Assistant          Administrative Assistant,
85 Broad Street            Secretary          Goldman Sachs since
New York, NY 10004                            January 1994.  Formerly at
                                              Cleary Gottlieb, Steen and
                                              Hamilton.


*Kaysie P. Uniacke, 36     Assistant          Vice President and Senior
One New York Plaza         Secretary          Portfolio Manager, Goldman
New York, NY 10004                            Sachs Asset Management (since
1988).


*Elizabeth D.
  Anderson, 27             Assistant          Portfolio Manager, GSAM (since
One New York Plaza         Secretary          April 1996); Junior Portfolio
New York, NY 10004                            Manager, Goldman Sachs Asset Management
                                              (since 1993); Funds Trading Assistant, GSAM
                                              (1993-1995); Compliance Analyst, Prudential
                                              Insurance (1991-1993).

     Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each of the Portfolios.

     The Trust pays each of its Trustees, other than those who are "interested persons" of Goldman Sachs a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period one-year ended December 31, 1996:

                                                          Total
                                      Pension or       Compensation
                                      Retirement       from Goldman
                                       Benefits        Sachs Mutual
                        Aggregate     Accrued as          Funds
                        Compensation   Part of          (including
                        from the      Portfolio's         the
Name of Trustee         Portfolios     Expenses        Portfolios)*
---------------         ----------     --------        ------------
Paul C. Nagel, Jr.**    $              $0              $
Ashok N. Bakhru         $              $0              $
Marcia L. Beck***       $              $0              $
David B. Ford           $              $0              $
Alan A. Shuch           $              $0              $
Jackson W. Smart        $              $0              $
William H. Springer     $              $0              $
Richard P. Strubel      $              $0              $
--------------

* The Goldman Sachs Mutual Funds consisted of ___ mutual funds, including the nine portfolios of the Trust, on December 31, 1996.
**        Retired as of June 30, 1996.
***       Resigned as President and Trustee Trust on May 1, 1996.

                          THE ADVISER, DISTRIBUTOR AND
                                 TRANSFER AGENT

THE ADVISER

          GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Portfolios. Under the Advisory Agreement between Goldman Sachs on behalf of GSAM and the Trust on behalf of the Portfolios, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Portfolio, acts as investment adviser and directs the investments of the Portfolios. In addition, GSAM administers the Portfolios' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .35% of each Portfolio's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Portfolio, on an annualized basis, to .43% of the average daily net assets of that Portfolio. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Portfolio's estimated annualized expense ratio and the expense limit for that Portfolio. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Money Market, Federal, Treasury Instruments, Tax-Exempt Diversified and Tax-Exempt New York Portfolios' annual total operating expenses to (excluding fees of Service Organizations).__%, .__%, .__%, .__% and .__%, respectively, of average daily net assets and for each other Portfolio to .41% of average daily net assets.

          The Trust, on behalf of each Portfolio, is responsible for all expenses other than those expressly borne by GSAM under the Portfolios' Advisory Agreement. The expenses borne by Units of each Portfolio include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Units under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Portfolios), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Unitholders and regulatory authorities, its proportionate share of the compensation and ex penses of its "non-interested" Trustees, and extraordinary expenses incurred by the Portfolios.

          The Advisory Agreement entered into on behalf of the Portfolios was most recently approved by the Board of Trustees, including the"non-interested" Trustees, on April 23, 1997 and by the unitholders of each Portfolio (other than the Treasury Instruments and Tax-Exempt New York Portfolios) on April 19, 1990 and by the unitholders of the Treasury Instruments and Tax-Exempt New York Portfolios on June 3, 1991. The Advisory Agreement will remain in effect until June 30, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Portfolio, as defined in the Investment Company Act, and, in either case, by a majority of "non-interested" Trustees.

          For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the advisory fee incurred by each Portfolio was as follows:


1996                                   1995        1994
----                                   ----        ----

Prime Obligations Portfolio         $6,728,074  $9,135,344
Money Market Portfolio               2,618,275   2,663,551
Treasury Obligations Portfolio       3,206,490   3,545,307
Treasury Instruments Portfolio       1,079,236     687,965
Government Portfolio                 3,259,056   4,804,362
Federal Portfolio                    4,543,196   3,396,214
Tax-Exempt Diversified Portfolio     3,795,451   4,372,766
Tax-Exempt California Portfolio      1,030,447     867,058
Tax-Exempt New York Portfolio          234,853     150,735

GSAM agreed not to impose a portion of its advisory fees for the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Had such fees been imposed, the following additional fees would have been incurred for the periods indicated:

                                   12/31/96         12/31/95    12/31/94
Money Market Portfolio                            $  436,325  $  443,925
Treasury Instruments Portfolio                     1,438,992     917,292
Federal Portfolio                                  3,407,655   2,547,168
Tax-Exempt Diversified Portfolio                   1,518,129   1,749,116
Tax-Exempt New York Portfolio                        109,464     123,050

In addition, GSAM assumed certain expenses related to the operations of each Portfolio during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Portfolio's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expense would have been incurred for the periods indicated:

                                   12/31/96         12/31/95    12/31/94
Prime Obligations Portfolio                       $  347,317  $  635,085
Money Market Portfolio                               135,715     301,326
Treasury Obligations Portfolio                       203,882     371,456
Treasury Instruments Portfolio                       223,652     150,525
Government Portfolio                                 276,785     526,310
Federal Portfolio                                    302,153     326,417
Tax-Exempt Diversified Portfolio                     239,829     217,296
Tax-Exempt California Portfolio                       19,625      34,612
Tax-Exempt New York Portfolio                         32,403      51,675

     The Advisory Agreement provides that GSAM shall not be liable to a Portfolio for any error of judgment by GSAM or for any loss sustained by the Portfolio except in the case of GSAM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Portfolio may use any name derived from the name "Goldman Sachs" only so long as the Advisory Agreement remains in effect. The Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Portfolio without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Portfolio on 60 days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

     Under the Advisory Agreement, GSAM is also responsible for the administration of each Portfolio's business affairs subject to the supervision of the Trustees and, in connection therewith, furnishes each Portfolio with office facilities and is responsible for ordinary clerical, recordkeeping and bookkeeping functions, to the extent not provided pursuant to the Portfolios' custodian agreements; preparation and filing of documents required to comply with federal and state securities laws; supervising the activities of the Portfolios' custodian and transfer agent; providing assistance in connection with meetings of the Trustees and unitholders; and other administrative services necessary to conduct the Trust's business.

     In managing the Tax-Exempt Diversified Portfolio, the Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's re search team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

THE DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs acts as principal underwriter and distributor of each Portfolio's units. The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on April 23, 1997. Goldman Sachs also serves as the Portfolios' transfer agent. Goldman Sachs provides customary transfer agency services to the Portfolios, including the handling of unitholder communications, the processing of unitholder transactions, the maintenance of unitholder account records, payment of dividends and distributions and related functions. For these services, Goldman Sachs receives
 .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio (other than the Prime Obligations Portfolio). With respect to the Prime Obligations Portfolio, Goldman Sachs is entitled to receive a fee from the Portfolio equal to the classes proportionate share of the total transfer agency fees borne by the Portfolio, which are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket expenses (including those out of pocket expenses payable to servicing agents) applicable to ILA Class B Units and
 .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio. Goldman Sachs may from time to time agree that the fee it would otherwise be entitled to receive under its transfer agency agreement will be reduced.

For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the Portfolios incurred transfer agency fees as follows:


                                     12/31/96      12/31/95    12/31/94

Prime Obligations Portfolio                        $ 768,923   $1,044,039
Money Market Portfolio                               349,060      355,140
Treasury Obligations Portfolio                       366,456      405,178
Treasury Instruments Portfolio                       287,798      183,457
Government Portfolio                                 372,463      549,070
Federal Portfolio                                    908,708      679,243
Tax-Exempt Diversified Portfolio                     607,252      699,643
Tax-Exempt California Portfolio                      117,765       99,092
Tax-Exempt New York Portfolio                         39,298       32,139

     Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $____ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $____ billion in total assets.


                             PORTFOLIO TRANSACTIONS

     GSAM places the portfolio transactions of the Portfolios and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Portfolio and at reasonable competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

     Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Portfolios buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Portfolios to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Portfolios may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

     Under the Investment Company Act, the Portfolios are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Portfolio's ability to purchase debt securities in the primary market may from time to time be limited.

     In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of GSAM. Investment decisions for each Portfolio and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Portfolios.

     During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker/dealers: [insert names].

     As of December 31, 1996, the Money Market Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1 under, or their parents ($ in thousands): [insert names].

     As of December 31, 1996, the Treasury Obligations Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): [insert names].

     As of December 31, 1996, the Government Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): [insert names].

                                NET ASSET VALUE

     The net asset value per unit of each Portfolio is determined by the Portfolios' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

     Each Portfolio's securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $ 1.00 per unit, which the Board of Trustees has determined to be in the best interest of the Portfolios and their unitholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During such periods, the yield to an investor in a Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on units of a Portfolio may tend to be higher than a like computation made by a fund with identical in vestments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he or she purchased units of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

     The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per unit as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per unit based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing unitholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of units in kind; or establishing a net asset value per unit by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per unit at $1.00 the Trustees have the authority
(1) to reduce or increase the number of units outstanding on a pro rata basis, and (2) to offset each unitholder's pro rata portion of the deviation between the net asset value per unit and $1.00 from the unitholder's accrued dividend account or from future dividends. Each Portfolio may hold cash for the purpose of stabilizing its net asset value per unit. Holdings of cash, on which no return is earned, would tend to lower the yield on such Portfolio's units.

     In order to continue to use the amortized cost method of valuation for each Portfolio's investments, the Portfolios must comply with Rule 2a-7. See "Investment Restrictions."

     The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are to be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made. In addition, within each Portfolio, ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units (Prime Obligations Portfolio only) will be subject to different expense structures (see "Organization and Capitalization").

                                  REDEMPTIONS

     The Trust may suspend the right of redemption of units of a Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the unitholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Portfolio's units.

     The Trust agrees to redeem units of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one unitholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Portfolio's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the units being redeemed. If a unitholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.


                        CALCULATION OF YIELD QUOTATIONS

     Each Portfolio's yield quotations are calculated by a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one unit at the beginning of a seven-day period.

     Yield, effective yield and tax-equivalent yield are calculated separately for each class of units of a Portfolio. Each type of unit is subject to different fees and expenses and may have differing yields for the same period.

     The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the base period is determined by dividing the net change in account value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Portfolio.

     Each Portfolio also may advertise a quotation of effective yield for a 7-calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield = [(base period return + 1) - 1

     The Tax-Exempt Diversified, Tax-Exempt California, Tax-Exempt New York, Federal and Treasury Instruments Portfolios may also advertise a tax-equivalent yield which is computed by dividing that portion of a Portfolio's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

     Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Portfolio will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as of the expenses allocated to each Portfolio. The return of a Portfolio may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

     The yield, effective yield and tax-equivalent yield of each Portfolio with respect to ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units for the seven-day period ended December 31, 1996 were as follows:

                                                          Tax-
                                            Effective  Equivalent
                                     Yield    Yield      Yield
                                     -----  ---------  ----------
Prime Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A
  ILA Class B Units                  ____   ____       N/A

Money Market Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Instruments Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Government Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Federal Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Tax-Exempt Diversified Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units                  ____   ____       ____

Tax-Exempt California Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.


** Assuming such Units had been outstanding and are subject to maximum administration or service fees.

  The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions and expense limitations, the yield of each Portfolio for the same period would have been as follows:

                                                         Tax-
                                           Effective  Equivalent
                                    Yield    Yield      Yield
                                    -----  ---------  ----------
Prime Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A
  ILA Class B Units                 ____   ____       N/A

Money Market Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Instruments Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Government Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Federal Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Tax-Exempt Diversified Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units                 ____   ____       ____

Tax-Exempt California Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.


** Assuming such Units had been outstanding and are subject to maximum administration or service fees.

     The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

     With respect to the Tax-Exempt California Portfolio, a California State personal income tax rate of 11.0% is being assumed in addition to the 39.6% federal tax rate, for a combined tax rate of 46.2%. With respect to the Tax-Exempt New York Portfolio, the tax equivalent yields are being shown under two scenarios. The first scenario assumes a federal marginal tax rate of 39.6% and a New York State personal income tax rate of 7.594%, for a combined tax rate of 44.2%. The second scenario assumes a New York City personal income tax rate of 4.46% in addition to the above federal and New York, State tax rates, for a combined tax rate of 46.9%. The combined tax rates assume full deductibility of state and, if applicable, city taxes in computing federal tax liability.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form a part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

     From time to time any Portfolio may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

                                TAX INFORMATION

     Each Portfolio has qualified and has elected or intends to qualify and elect to be treated and to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

     In order to qualify as a regulated investment company, each Portfolio must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% Test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock or securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total gross assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

     Each Portfolio, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to unitholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Portfolio distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year and, in the case of any Portfolio that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions.
A Portfolio will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a non-deductible 4% federal excise tax, each Portfolio must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Portfolio paid no federal income tax.

     Dividends paid by a Portfolio from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of unitholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss are taxable to unitholders as long-term capital gain, regardless of the length of time the units of a Portfolio have been held by such unitholders, and also will not qualify for the corporate dividends-received deduction. A Portfolio's net realized capital gains for a taxable year are computed by taking into account realized capital losses, including any capital loss carryforward of that Portfolio.

     Distributions paid by the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios from tax-exempt interest received by them and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Portfolio's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section
                                         - -
103(a) of the Code (not including units of other regulated investment companies that may pay exempt-interest dividends, because such units are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Portfolios from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds," if any, received by a Portfolio may constitute a tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular unitholders. In addition, tax-exempt distributions of the Portfolios may be considered in computing the "adjusted current earnings" preference item of their corporate unitholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios invest in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from Federal income tax, any distributions of income from such invest ments will be taxable to unitholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry units of the Portfolio will generally not be deductible. The availability of tax-exempt obligations and the value of the Portfolios may be affected by restrictive tax legislation enacted in recent years.

     In purchasing municipal obligations, the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios rely on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Portfolios do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct.

     Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in units or in cash.
Unitholders electing to receive distributions in the form of additional units will have a cost basis in each unit so received equal to the amount of cash they would have received had they elected to receive cash.

     Certain Portfolios may be subject to foreign withholding taxes or other foreign taxes with respect to their investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and each Portfolio intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although no Portfolio anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied, a Portfolio could make an election under Code Section 853 to permit its unitholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by that Portfolio in foreign countries. In the event such an election is made, unitholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Unitholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

     Each Portfolio will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt unitholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt unitholders who fail to furnish the Portfolio with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a

Portfolio that the number furnished by the unitholder is incorrect or that the unitholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios will not be subject to backup withholding if the Portfolio reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. The Portfolios may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in units, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     Redemptions and exchanges of units will generally not result in taxable gain or loss, but a loss may be recognized to the extent a CDSC is imposed on the redemption or exchange of ILA Class B Units.

     All distributions (including exempt-interest dividends) whether received in units or cash, must be reported by each unitholder on the unitholder's federal income tax return. The Portfolios will inform unitholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Unitholders who receive exempt-interest dividends and have not held their units of the applicable Portfolio for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Portfolio. Each unitholder should consult his or her own tax advisor to determine the tax consequences of an investment in a Portfolio in the unitholder's own state and locality.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Unitholders should consult their tax advisers for more information.

     The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each unitholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of units of a Portfolio, including the possibility that such a unitholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Portfolio and, if a current IRS Form W-8 or acceptable substitute is not on file with the Portfolio, may be subject to backup withholding on certain payments.

STATE AND LOCAL

     The Portfolios may be subject to state or local taxes in jurisdictions in which the Portfolios may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its unitholders under such laws may differ from their treatment under Federal income tax laws, and an investment in the Portfolios may have tax consequences for unitholders that are different from those of a direct investment in the Portfolios' securities. Unitholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for unitholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Portfolios in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or (ii) exempt from intangibles tax the value of the units of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations. See also the discussion below of these applicable provisions in California and New York.

     Assuming that each Portfolio qualifies as a regulated investment company for federal income tax purposes, each Portfolio, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts. Provided that they qualify as regulated investment companies and incur no federal income tax liability, the Portfolios may still be subject to New York State and City minimum taxes, which are small in amount.

     California State Taxation. The following discussion of California tax law assumes that the Tax-Exempt California Portfolio will be qualified as a regulated investment company under Subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends. The Tax-Exempt California Portfolio intends to qualify for each taxable year under California law to pay "exempt interest dividends" which will be exempt from the California personal income tax.

     Individual unitholders of the Tax-Exempt California Portfolio who reside in California will not be subject to California personal income tax on distributions received from the Portfolio to the extent such distributions are exempt-interest dividends attributable to interest on obligations the interest on which is exempt from California personal income tax provided that the Portfolio satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in such obligations and properly designates such exempt-interest dividends under California Law. Distributions from the Tax-Exempt California Portfolio which are attributable to sources other than those described in the second preceding sentence will generally be taxable to such unitholders as ordinary income. Moreover, California legislation which incorporates Subchapter M of the Code provides that capital gain dividends may be treated as long-term capital gains. Such gains are currently subject to personal income tax at ordinary income tax rates. Capital gains that are retained by the Portfolio will be taxed to that Portfolio, and California residents will receive no California personal income tax credit for such tax. Distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax.

     Distributions from investment income and long-term and short-term capital gains will generally not be excluded from taxable income in determining California corporate franchise taxes for corporate unitholders and will be treated as ordinary dividend income for such purposes. In addition, such distributions may be includable in income subject to the alternative minimum tax.

     Interest on indebtedness incurred or continued by unitholders to purchase or carry units of the Tax-Exempt California Portfolio will not be deductible for California personal income tax purposes.

     In addition, any loss realized by a unitholder of the Tax-Exempt California Portfolio upon the sale of units held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such units. Moreover, any loss realized upon the redemption of units within six months from the date of purchase of such units and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the re demption of units within thirty days before or after the acquisition of other units of the same Portfolio may be disallowed under the "wash sale" rules.

     New York City and State Taxation. Individual unitholders who are residents of New York State will be able to exclude for New York State income tax purposes that portion of the exempt-interest dividends properly designated as such from the Tax-Exempt New York Portfolio which is derived from interest on obligations of New York State and its political subdivisions and obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Exempt- interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the Portfolio are invested at the close of each quarter of its taxable year in obligations of issuers the interest on which is excluded from gross income for federal income tax purposes. Individual unitholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Exempt New York Portfolio is not deductible for New York State or New York City personal income tax purposes.

     Long-term capital gains, if any, that are distributed by the Tax-Exempt New York Portfolio and are properly designated as capital gain dividends will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents

     Unitholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

     This discussion of the tax treatment of the Portfolio and its unitholders is based on the tax laws in effect as of the date of this Statement of Additional Information.

                        ORGANIZATION AND CAPITALIZATION

     Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated De cember 6, 1978 and reorganized as part of Goldman Sachs Trust, a Delaware business trust by a Declaration of Trust dated January 28, 1997. Each of the Portfolios became a series of the Trust pursuant ot a reorganization which occurred on April 30,1997.

     Each unitholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of units of beneficial interest. The Trustees have authority under the Declaration of Trust to create and classify units of beneficial interest in separate series without further action by unitholders. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios: ILA Units, ILA Administration Units and ILA Service Units. In addition, the Trustees have authorized a fourth class of units, ILA Class B Units with respect to the Prime Obligations Portfolio.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio represents an equal proportionate interest in the assets belonging to that Portfolio. It is contemplated that most units (other than ILA Class B Units) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the units or another organization designated by such bank or institution. ILA Class B Units generally are only issued upon exchange from Class B Shares of other Funds of the Goldman Sachs mutual funds. ILA Units may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution's investors. ILA Administration Units may be purchased for accounts held in the name of an investor or an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange ILA Administration Units. ILA Administration Units of each Portfolio bear the cost of administration fees at the annual rate of up to .15 of 1% of the average daily net assets of such Units. ILA Service Units may be purchased for accounts held in the name of an institution that provides certain account administration and unitholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange ILA Service Units, responding to customer inquiries and assisting customers with investment procedures. ILA Service Units bear the cost of service fees at the annual rate of up to .40 of 1% of the average daily net assets of such Units. ILA Class B Units are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. ILA Class B Units of the Prime Obligations Portfolio bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to ILA Class B Units. ILA Class B Units of the Prime Obligations Portfolio also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Portfolio attributable to ILA Class B Units.

     It is possible that an institution or its affiliates may offer different classes of units to its customers and thus receive different compensation with respect to different classes of units of the same Portfolio. In the event a Portfolio is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of units of the Portfolio. ILA Administration Units, ILA Service Units and ILA Class B Units each have certain exclusive voting rights on matters relating to their respective plans. Units of each class may be exchanged only for Units of the same class in another Portfolio or, in the case of the Prime Obligations Portfolio, shares of the corresponding class of certain other mutual funds sponsored by Goldman Sachs. Except as described above, the four classes of units are identical. Certain aspects of the Units may be altered, after advance notice to unitholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio is entitled to one vote per unit; however, separate votes will be taken by each Portfolio or class (or by more than one Portfolio or class voting as a single class if similarly affected) on matters affecting only that individual Portfolio or class (or those affected Portfolios or classes) or as otherwise required by law. Units are freely transferable and have no preemptive, subscription or conversion rights. All units issued and outstanding are fully paid and nonassessable. The Declaration of Trust provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of unitholders. The units of the Portfolios have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the units voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Prime Obligations Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Money Market Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Obligations Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Instruments Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Government Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Tax-Exempt New York Portfolio were [insert names].

     As of April ___, 1997, the only holder of record of 5% or more of the outstanding units of the Federal Portfolio was [insert names].

     As of April ___, 1997, the only holder of record of 5% of more of the outstanding units of the Tax-Exempt Diversified Portfolio was [insert names].

UNITHOLDER AND TRUSTEE LIABILITY

     The Trust is an entity of the type commonly known as a "Delaware business trust," which is the form in which many mutual funds are organized. Under Delaware law, the unitholders of the Delaware trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that a Portfolio will not be liable for the debts or obligations of any other series of the Delaware business trust. However, no similar statutory or other authority limiting business trust unitholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a unitholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust unitholders to liability. To guard against this risk, the Declaration of Trust of the Trust contains express disclaimer of unitholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Portfolio or the Trustees. The Declaration of Trust of the Trust provides for indemnification by the relevant Fund for any loss suffered by a unitholder as a result of an obligation of the Portfolio. The Declaration of Trust of the Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any unitholder for any act or obligation of the Portfolio and satisfy any judgment thereon. In view of the above, the risk of personal liability of unitholders is remote.

     On any matter submitted to a vote of the Unitholders of the Trust, all Units shall be voted in the aggregate not by individual Portfolio or Class, except (a) when required by the 1940 Act, Units shall be voted by individual Portfolio or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Portfolios or Classes, then only the Unitholders of all such Portfolios or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Unitholders, on any matter submitted to a vote of Unitholders, either (i) each whole Unit shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Unit shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Units owned times Net Asset Value per share of such Portfolio or Class, as applicable) shall be entitled to one vote on any matter on which such Units are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

     In connection with the establishment of one or more Portfolios or Classes, the Trustees establishing such Portfolios or Classes may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Portfolios or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Portfolio or Class of the Trust. To the extent provided by the Trustees in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustee of the Trust,all the powers and authority of Trustees with respect to such Portfolio or Class, but may have no power or authority with respect to any other Portfolio or Class. Unitholders for a Portfolio or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

     Upon the vote of a majority of the Units outstanding and entitled to vote of the Trust or of each Portfolio to be affected, the Trustees may (i) sell and convey all or substantially all of the assets of all Portfolios or any affected Portfolio to another Portfolio or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Portfolio thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Portfolio, and which may include Units of or interests in such Portfolio, entity, or Portfolio thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Portfolios or any affected Portfolio. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Units of the Trust or any Portfolio if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust of Portfolio is not in the best interests of the Trust, such Portfolio, or their respective Unitholders. Also, the Trustees may, without Unitholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Portfolio thereof, (ii) cause the Units to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Unitholder approval, invest all or a portion of the assets of any Portfolio, or dispose of all or a portion of the assets of any Portfolio, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Unitholder approval unless such approval is required by applicable law, cause a Portfolio that is organized in the master/feeder fund structure to withdraw or redeem its assets from the master fund and cause such Portfolio to invest its assets directly in securities and other financial instrument or in another master fund.

                              ADMINISTRATION PLAN

     The Trust, on behalf of each Portfolio, has adopted an administration plan (the "Plan") with respect to the ILA Administration Units which authorizes the Portfolios to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such units. Pursuant to the Plan, the Trust, on behalf of each Portfolio, enters into agreements with Service Organizations which purchase ILA Administration Units on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole unitholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns ILA Administration Units, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange ILA Administration Units, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in units by customers. As compensation for such services, the Trust on behalf of each Portfolio pays each Service Organization an administration fee in an amount up to .15% (on an annualized basis) of the average daily net assets of the ILA Administration Units of each Portfolio attributable to or held in the name of such Service Organization for its customers.

     For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994, with respect to each Portfolio, the amount of the administration fees paid by each Portfolio then in existence to Service Organizations was as follows:

                          1996    1995      1994
                          ----  --------  --------
Prime Obligations
  Portfolio                     $141,500  $262,293

Money Market Portfolio           223,420   265,715

Treasury Obligations
  Portfolio                      165,430   175,368

Treasury Instruments
  Portfolio                      110,355    57,915

Government Portfolio              94,196   206,144

Federal Portfolio                713,846   491,089

Tax-Exempt Diversified
  Portfolio                      103,673   146,224

Tax-Exempt California
  Portfolio                          600     1,938

Tax-Exempt New York
  Portfolio                       27,783    26,576

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in ILA Adminis tration Units. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment ad visers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in ILA Administration Units.
In addition, under some state securities laws, banks and other financial institutions purchasing ILA Administration Units on behalf of their customers may be required to register as dealers.

     The Plans were approved by the respective holders of ILA Administration Units of each Portfolio on June 3, 1991. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plans or the related Service Agreements, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. They will remain in effect until April 30, 1998 and continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the ILA Administration unitholders of the affected Portfolio, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding ILA Administration Units of the affected Portfolio. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding ILA Administration Units of the affected Portfolio on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Portfolios and holders of ILA Administration Units of such Portfolios. In the Trustees' quarterly review of the Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

                       GOLDMAN SACHS MONEY MARKET FUNDS
                  GOLDMAN SACHS--INSTITUTIONAL LIQUID ASSETS
                               4900 Sears Tower
                            Chicago, Illinois 60606

--------------------------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1997
                               ILA SERVICE UNITS
                               ILA CLASS B UNITS
--------------------------------------------------------------------------------

Goldman Sachs Trust(the "Trust") is an open-end management investment company (or mutual fund) which includes the Goldman Sachs - Institutional Liquid Assets portfolios. This Statement of Additional Information relates solely to the offering of ILA Class B Units of Prime Obligations Portfolio and ILA Service Units of:

Prime Obligations Portfolio;
Money Market Portfolio;
Treasury Obligations Portfolio;
Treasury Instruments Portfolio;
Government Portfolio;
Federal Portfolio;
Tax-Exempt Diversified Portfolio;
Tax-Exempt California Portfolio; and
Tax-Exempt New York Portfolio (individually, a "Portfolio" and     collectively
the "Portfolios").


Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Portfolios' investment adviser. Goldman Sachs serves as distributor and transfer agent to the Portfolios.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, Service Organizations, as defined below, will be assigned an Account Administrator ("AA"), who is ready to help with questions concerning their accounts. During business hours, Service Organizations can call their AA through a toll-free number to place purchase or redemption orders or to obtain Portfolio and account information. The AA can also answer inquiries about rates of return and portfolio composition/ holdings, and guide Service Organizations through operational details. A Goldman Sachs client can also utilize the SMART/SM/ personal computer software system which allows Service Organizations to purchase and redeem units and also obtain Portfolio and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with each Prospectus relating to the ILA Service Units and ILA Class B Units each dated May 1, 1997, as amended and supplemented from time to time. A copy of each Prospectus may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman, Sachs & Co. at 800-621-2550 or by writing Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS

                                     Page in
                                   Statement of
                                    Additional
                                   Information
                                   ------------
Investment Policies and
Practices of the Portfolios......        4

Investment Limitations...........       43

Trustees and Officers............       47

The Adviser, Distributor and
Transfer Agent...................       53

Portfolio Transactions...........       57

Net Asset Value..................       58

Redemptions......................       60

Calculation of Yield Quotations..       61

Tax Information..................       64

Organization and Capitalization..       71

Custodian and Subcustodian.......       76

Independent Accountants..........       76

Financial Statements.............       76

Service and Distribution Plans...       77

Appendix A (Description of
Securities Ratings)..............      A-1

                       INVESTMENT POLICIES AND PRACTICES
                               OF THE PORTFOLIOS


     The following discussion elaborates on the description of each Portfolio's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES

     Each Portfolio may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS

     Each Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Federal Portfolio and Government Portfolio) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government Securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS

     Each Portfolio (other than Treasury Obligations Portfolio, Government Portfolio, Federal Portfolio and Treasury Instruments Portfolio) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Portfolios consists of direct U.S. dollar denominated obligations of domestic or, in the case of Money Market Portfolio, foreign issuers. Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

     Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

     The Prime Obligations Portfolio and Money Market Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Portfolio will be regarded as illiquid.

REPURCHASE AGREEMENTS

     Each Portfolio (other than the Treasury Instruments Portfolio) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Portfolio) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

     Custody of the Obligation will be maintained by the Portfolios' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     Repurchase agreements pose certain risks for all entities, including the Portfolios, that utilize them. Such risks are not unique to the Portfolios but are inherent in repurchase agreements. The Portfolios seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

     For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller.

     If in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that the Portfolio does not have a perfected security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Portfolios utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

     Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs
before being able to sell the security.   Such a delay may involve loss of
interest or a decline in price of the Obligation.

     Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

     Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

     In addition, the Portfolio (other than the Treasury Instruments Portfolio), together with other registered investment companies having advisory agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES

     The Money Market Portfolio may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valua tion, the Money Market Portfolio is restricted to purchasing U.S. dollar denominated securities, but it is not otherwise precluded from purchasing securities of foreign issuers.

     Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments.
In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES

     The Prime Obligations and Money Market Portfolios may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate receivables and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution or other credit enhancements may be present. The value of a Portfolio's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Portfolio's other investments.

     Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objectives and policies, the Portfolios may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations and Money Market Portfolios' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Portfolios will generally not invest in an asset-backed security if the income received with respect to its investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

     As set forth below, several types of asset-backed and receivables-backed securities have already been offered to investors, including for example, Certificates for Automobile Receivables/sm/ ("CARS/sm/") and interests in pools of credit card receivables. CARS/sm/ represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS/sm/ are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS/sm/ may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require the Prime Obligations and Money Market Portfolios to dispose of any then existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES

     Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a future date.
The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

     A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities.
If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or negotiate a commitment after entering into it. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize a capital gain or loss in connection with these transactions, distributions from which would be taxable to its unitholders. For purposes of determining a Portfolio's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

     When a Portfolio purchases securities on a when-issued or forward commitment basis, the Portfolio's custodian or subcustodian will maintain in a segregated account cash or liquid assets having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES

     Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Portfolio, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable, nor are they ordinarily rated. A Portfolio may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which that Portfolio may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS

     Each Portfolio (other than the Treasury Obligations, Federal and Treasury Instruments Portfolios) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Portfolio to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

     The terms of the variable or floating rate demand instruments that a Portfolio may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven
days' notice.   Others, such as instruments with quarterly or semiannual
interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless the Portfolio instructs otherwise. The Trust, on behalf of the Portfolios, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Portfolio, (3) to maintain the respective quality standards of a Portfolio's investment portfolio, or (4) to attain a more optimal portfolio structure. A Portfolio will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase by a Portfolio, a variable or floating rate demand instrument which is unrated must have high quality characteristics similar to other obligations in which the Portfolio may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Portfolio's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Portfolio. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Portfolio.

     The maturity of the variable or floating rate demand instruments held by a Portfolio will ordinarily be deemed to be the longer of (1) the notice period required before the Portfolio is entitled to receive payment of the principal amount of the in strument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Portfolio must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Portfolios will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Portfolios' investments in such instruments will be subject to the limitation on illiquid investments.

     A Portfolio (other than Treasury Obligations Portfolio, Treasury Instruments Portfolio, Government Portfolio and Federal Portfolio) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide the Portfolio with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of day's notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES

     A Portfolio may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 (the "1933 Act"), including restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Portfolio will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Trust's Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted secu rities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board will carefully monitor each Portfolio's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS

     The Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds".

     Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

     Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Portfolios which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations when, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes, and in the case of the Tax-Exempt California and Tax-Exempt New York Portfolios, exempt from California and New York (city and state) personal income taxes, respectively. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

     Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

     General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and
roads, water and sewer systems and a variety of other public purposes.   The
basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

     Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

     Private activity bonds (a term that includes certain types of bonds the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. The Tax-Exempt Diversified Portfolio and the Tax-Exempt California Portfolio do not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to unitholders under the federal alternative minimum tax.

     Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Portfolios may purchase are limited to short-term serial bonds---those with original or remaining maturities of thirteen months or less. The Portfolios may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Portfolios may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Portfolio's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

     The Portfolios which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodian arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institutions, pursuant to which such institution grants the security holder the option, at periodic intervals, to tender its securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term, tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

     The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of a Portfolio. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Portfolio's credit quality requirements, to be inadequate.

     Although the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

     In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

     The Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obliga tions, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

     For the purpose of investment restrictions of the Portfolios, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

     An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Portfolios. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale, municipal obligations which are not publicly offered may nevertheless be readily marketable.

     Municipal obligations purchased for a Portfolio may be subject to the Portfolio's policy on holdings of illiquid securities. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Portfolio's investments enhance liquidity. In addition, stand-by commitments and demand obligations also enhance liquidity.

     Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

INVESTING IN CALIFORNIA

     The financial condition of the State of California ("California"), its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per unit and the interest income of, the Tax-Exempt California Portfolio, or result in the default of existing obligations, including obligations which may be held by the Tax-Exempt California Portfolio. The following section provides only a brief summary of the complex factors affecting the financial condition of California, and is based on information obtained from California, as publicly available prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

     During the early 1990's, California experienced significant financial difficulties, which reduced its credit standing, but the State's finances have improved since 1995. The ratings of certain related debt of other issuers for which California has an outstanding lease purchase, guarantee or other contractual obligation (such as for state-insured hospital bonds) are generally linked directly to California's rating. Should the financial condition of California deteriorate again, its credit ratings could be further reduced, and the market value and marketability of all outstanding notes and bonds issued by California, its public authorities or local governments could be adversely affected.

       Economic Factors.  California's economy is the largest among the 50
       ----------------
states (accounting for almost 13% of the nation's output of goods and services) and one of the largest in the world. California's population of more than 32 million represents over 12% of the total United States population and grew by 27% in the 1980s. While California's substantial population growth during the 1980's stimulated local economic growth and diversification and sustained a real estate boom between 1984 and 1990, it has increased strains on California's limited water resources and demands for government services and may impede future economic growth. Population growth slowed since 1991 even while substantial immigration has continued, due to a significant increase in outmigration by California residents. Generally, the household incomes of new residents have been substantially lower (and their education and welfare utilization higher) than those of departing households, which may have a major long-term socioeconomic and fiscal impact. However, with the California economy improving, the recent net outmigration within the Continental U.S. is expected to decrease or be reversed.

     From mid-1990 to late 1993, California's economy suffered its worst
recession since the 1930s, with over 700,000 jobs.   The largest job losses have
been in Southern California, led by declines in the aerospace and construction industries. Most of the losses were related to cuts in lost federal defense spending.

     Since the start of 1994, the California economy has shown signs of steady recovery and growth. The State Department of Finance reports net job growth, particularly in construction and related manufacturing, wholesale and retail trade, electronics, exports, transportation, recreation and services. This growth has offset the continuing but slowing job losses in the aerospace industry and restructuring of the finance and utility sectors. Prerecession job levels are expected to be reached in 1996. Unemployment in California is down substantially in 1994 from its 10% peak in January, 1994, but still remains higher than the national average rate.

     Orange County.  On December 6, 1994, Orange County, California (the
     -------------
"County"), together with its pooled investment funds (the "Pooled Funds") filed for protection under chapter 9 of the federal Bankruptcy Code, after reports that the Pooled Funds had suffered significant market losses in their investments causing a liquidity crisis for the Pooled Funds and the County.
More than 180 other public entities, most but not all located in the County, were also depositors in the Pooled Funds. The County estimated the Pooled Funds' loss at about $1.8 billion, or 22% of its initial deposits of around $7.5 billion.

     Many of the entities which kept money in the Pools (Pool Participants), including the County, faced cash flow difficulties, suffered ratings adjustments, and implemented cuts in personnel and programs. Some obligations of the County and certain other Pool participants had technical defaults, or were rescheduled. The Bankruptcy Court has approved a settlement agreement between the County and most of the other Pool participants which provided about 80% (90% in the case of school districts) return of cash invested, with the balance to be repaid over time, including from potential recoveries in lawsuits. The County has implemented a financial recovery plan which includes significant personnel cuts, and refinancing of current debts using new funds transferred to the County from certain other local governments pursuant to special legislation adopted in late 1995.

     The State of California has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities. However, the State may be obligated to ensure that school districts have sufficient funds to operate or to maintain certain county administered state programs. As of January 1, 1996, no school districts which were Pool participants had become insolvent.

Constitutional and Statutory Limitations on Taxes and Appropriations
--------------------------------------------------------------------

       Limitations on Taxes.   Certain California Instruments may be obligations
       --------------------
of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing power of California local governments and districts is limited by Article XIIIA of the California constitution, also known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

     Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax". Court decisions, however, allowed non-voter approved levy of "general taxes" which were not dedicated to a specific use. In response to these decisions, the voters of the State in 1986 adopted an initiative statute which imposed significant new limits on the ability of local entities to raise or levy general taxes, except by receiving majority local voter approval. Significant elements of this initiative, "Proposition 62", have been overturned in recent court cases. An initiative proposed to re-enact the provisions of Proposition 62 as a constitutional amendment was defeated by the voters in November 1990, but such a proposal may be renewed in the future.

       Appropriation Limits.      The State and its local governments are
       --------------------
subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments.
No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

     Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

     The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfer of service responsibilities between governmental units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

     "Excess" revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues since 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years.

     A 1986 initiative statute, called "Proposition 62," imposed additional limits on local governments, by requiring either majority or 2/3 voter approval for any increases in "general taxes" or "special taxes," respectively (other than property taxes, which are unchangeable). Court decisions had struck down most of Proposition 62 and many local governments, especially cities, had enacted or raised local "general taxes" without voter approval. In September, 1995, the California Supreme Court overruled the prior cases, and upheld the constitutionality of Proposition 62. Many aspects of this decision remain unclear (such as its impact on charter (home rule) cities, and whether it will have retroactive effect), but its future effect will be to further limit the fiscal flexibility of many local governments.

     Because of the complex nature of Articles XIIIA and XIIIB of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of Article XIIIA or Article XIIIB on California Instruments. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of either Article XIIIA or Article XIIIB, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service or their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

     State Debt.  Under the California Constitution, debt service on outstanding
     ----------
general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. Total outstanding general obligation bonds and lease purchase debt of California increased from $9.4 billion at June 30, 1987 to $23.8 billion at February 1, 1996. In FY1994-95, debt service on general obligation bonds and lease purchase debt was approximately 5.3% of General Fund revenues. State voters approved $5.0 billion of new bond authorizations on the March 26, 1996 ballot, and additional bonds are expected to be placed on the November 5, 1996 ballot.

     Recent Financial Results.   The principal sources of General Fund revenues
     ------------------------
in 1994-1995 were the California personal income tax (43% of total revenues), the sales tax (34%), bank and corporation taxes (13%), and the gross premium tax on insurance (3%). California maintains a Special Fund for Economic Uncertainties, derived from General Fund revenues, as a reserve to meet cash needs of the General Fund.

     General.  Throughout the 1980s, California state spending increased rapidly
     -------
as California's population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest state program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of California General Fund revenues (currently about 35%).

     Since the start of 1990-91 Fiscal Year, California has faced adverse economic, fiscal and budget conditions. The economic recession seriously affected California's tax revenues. It also caused increased expenditures for health and welfare programs. California is also facing a structural imbalance in its budget with the largest programs supported by the General Fund (education, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. These structural concerns will be exacerbated in coming years by the expected need to substantially increase capital and operating funds for corrections as a result of a "Three Strikes" law enacted in 1994.

     Recent Budgets.  As a result of these factors, among others, from the late
     --------------
1980's until 1992-93, the State had a period of nearly chronic budget imbalance, with expenditures exceeding revenues in four out of six years, and the State accumulated and sustained a budget deficit in the budget reserve, the SFEU approaching $2.8 billion at its peak at June 30, 1993. Starting in the 1990-91 Fiscal Year and for each year thereafter, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance and to close large "budget gaps" which were identified. The Legislature and Governor eventually agreed on a number of different steps to produce Budget Acts in the Years 1991-92 to 1994-95, including:

     .  significant cuts in health and welfare program expenditures;

     . transfers of program responsibilities and some funding sources from the State to local governments, coupled with some reduction in mandates on local government;

     . transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

     . reduction in growth of support for higher education programs, coupled with increases in student fees;

     . revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

     . increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

     .  various one-time adjustment and accounting changes.

        Despite these budget actions, the effects of the recession led to large unanticipated deficits in the SFEU, as compared to projected positive balances. By the start of the 1993-94 Fiscal Year, the accumulated deficit was so large (almost $2.8 billion) that it was impractical to budget to retire it in one year, so as two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, to carry the final retirement of the deficit into 1995-96.

        The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results. While General Fund revenues and expenditures were essentially equal in FY 1992-93 (following two years of excess expenditures over revenues), the General Fund had positive operating results in FY 1993-94 and 1994-95, which have reduced the accumulated budget deficit to around $600 million as of June 30, 1995. The 1996-97 Governor's Budget projects complete elimination of the deficit by June 30, 1996.

         A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller was forced to issue approximately $3.8 billion of registered warrants ("IOUs") over a 2-month period to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants.

     The State's cash shortfalls also required the State Controller to issue revenue anticipation warrants maturing in the following fiscal year in order to pay the State's continuing obligations. The State was forced to rely increasingly on external debt markets to meet its cash needs, as a succession of notes and warrants (both forms of short-term cash flow financing) were issued in the period from June 1992 to July 1994, often needed to pay previously-maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of the fiscal year.

     The State issued $7.0 billion of short-term debt in July 1994 to meet its cash flow needs and to finance the deferral of part of its accumulated deficit to the 1995-96 fiscal year. In order to assure repayment of $4.0 billion of this borrowing which matures on April 25, 1996, the State enacted legislation (the "Trigger Law") which could have led to automatic, across-the-board budget cuts in General Fund expenditures if cash flow projections made at certain times deteriorated from estimates made in July 1994 when the borrwings were made. However, the State's improved finances as a result of the economic recovery have made such action unnecessary.

     Current Budget.  For the first time in four years, the State entered the
     --------------
1995-96 fiscal year with strengthening revenues based on an improving economy. The major feature of the Governor's proposed Budget, a 15% phased cut in personal income and business taxes, was rejected by the Legislature.

     The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior years. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Department of Finance's most recent projections are that, after repaying the last of the carryover budget deficit, there would be a positive balance of about $50 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30, 1996.

     The Department of Finance projected cash flow borrowings in the 1995-96 Fiscal Year would be the smallest in many years, comprising $2.0 billion of notes issued in April, 1996, and maturing on June 28, 1996. With full payment of $4 billion of revenue anticipation warrants on April 25, 1996, the Department predicts no further need for borrowing over the end of the fiscal year.

     The principal features of the 1995-96 Budget Act, in addition to those noted above, were additional cuts in health and welfare expenditures (some of which are subject to approvals or waivers by the federal government); assumed further federal aid for illegal immigrant costs; and an increase in per-pupil funding for public schools and community colleges, the first such significant increase in four years.

     The Governor's Proposed Budget for the 1996-97 Fiscal Year (the Governor's Budget), released on January 10, 1996, updated financial projections for the current year. Although improved economic conditions will result in substantially larger revenues, these will be offset by greater expenditures, with no significant change in the projected year-end fund balance.

     The Governor's Budget proposes General Fund spending in 1996-97 of $45.2 billion, with revenues of $45.6 billion, leaving a budget reserve in the SFEU of about $400 million. The Governor has again proposed a three-year phased 15% reduction of personal income and corporate tax rates. The Governor's Budget also assumed implementation of certain previously-approved cuts in health and welfare costs, adoption of further cuts in welfare payments, the adoption of federal welfare reform, and receipt of new federal aid for illegal immigrant costs. As of April, 1996, many of these federal actions had not taken place, leaving the the Governor's Budget plan with larger expenditures than anticipated, which will have to be addressed in the final budget action. The Governor's Budget proposed increased expenditures for K-12 school aid, higher education, and corrections. The Governor's Budget projected annual cash flow borrowing of about $3.2 billion.

     Bond Ratings.  State general obligation bond ratings were reduced in July,
     ------------
1994 to "A1" by Moody's Investors Services, Inc. ("Moody's") and "A" by Standard & Poor's Ratings Group ("S&P"). Both of these ratings were reduced from "AAA" levels which California held until late 1991. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of California to make payment on such obligations in the event of default.

     Legal Proceedings.  California is involved in certain legal proceedings
     ------------------
(described in California's recent financial statements) that, if decided against California, may require California to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the state's recent budget compromises. The matters covered by these lawsuits include a deferral of payments by California to the Public Employees Retirement System, reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

     Obligations of Other Issuers
     ----------------------------

     Other Issuers of California Instruments.  There are a number of state
     ---------------------------------------
agencies, instrumentalities and political subdivisions of the State of California that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State of California.

     State Assistance.  Property tax revenues received by local governments
     ----------------
declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of California's General Fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain governmental functions by the State of California to assist municipal issuers to raise revenues. Through 1990-91, local assistance (including public schools) accounted for around 75% of General Fund spending. To reduce California General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. In order to make up part of this shortfall, the Legislature proposed, and voters approved in 1993, dedicating 0.5% of the sales tax to counties and cities for public safety purposes. In addition, the Legislature has changed laws to relieve local governments of certain mandates, allowing them to reduce costs.

     To the extent that California should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of state assistance to local governments may continue to be reduced. Any such reductions in state aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. At least one rural county (Butte) publicly announced that it might enter bankruptcy proceedings in August 1990, although such plans were put off after the Governor approved legislation to provide additional funds for the county. Other counties have also indicated that their budgetary condition is extremely grave. At the start of the 1995-96 fiscal year, Los Angeles County, the largest in the State, faced a nominal $1.2 billion gap in its $12 billion budget, half of which was in the County health care system. The gaps were closed only with significant cuts in services and personnel, particularly in the health care system, federal aid, and transfer of some funds from other local governments to the County pursuant to special legislation. The County's debt was downgraded by Moody's and S&P in the summer of 1995.

     Assessment Bonds.  California Instruments which are assessment bonds may be
     ----------------
adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long-Term Lease Obligations.  Certain California long-term lease
     --------------------------------------
obligations, though typically payable from the general fund of the municipality, are subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due.

     Several years ago the Richmond Unified School District (the "District") entered into a lease transaction in which certain existing properties of the District were sold and leased back in order to obtain funds to cover operating deficits. Following a fiscal crisis in which the District's finances were taken over by a state receiver (including a brief period under bankruptcy court protection), the District failed to make rental payments on this lease, resulting in a lawsuit by the Trustee for the Certificate of Participation holders, in which the State of California was a named defendant (on the grounds that it controlled the District's finances). One of the defenses raised in answer to this lawsuit was the invalidity of the District's lease. The trial court upheld the validity of the lease, and the case was subsequently settled. Any ultimate judgment in any future case against the position taken by the Trustee may have adverse implications for lease transactions of a similar nature by other California entities.

     Other Considerations
     --------------------

     The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in state regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California Instruments in which the California Portfolio may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Instruments.

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the California Portfolio could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or state government to appropriate sufficient funds within their respective budget limitations.

INVESTING IN NEW YORK
---------------------

          Some of the significant financial considerations relating to the Tax-Exempt New York Portfolio's investments in New York Instruments are summarized below. This summary information is not intended to be a complete description and is principally derived from official statements relating to issues of New York Instruments that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

STATE ECONOMY.  New York is the third most populous state in the nation and has
-------------
a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. New York City (the "City"), which is the most populous city in the State and nation and is the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

          The State has historically been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic position.

          There can be no assurance that the State economy will not experience worse-than-predicted results in the 1996-97 fiscal year, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. State per capita income for 1994 was estimated at $25,999, which was 19.2% above the 1994 estimated national average of $21,809. Between 1975 and 1990 total employment grew by 21.3 percent while the labor force grew only by 15.7 percent, unemployment fell from 9.5 percent to 5.2 percent of the labor force. In 1991 and 1992, however, total employment in the State fell by 5.5 percent. As a result, the unemployment rate rose to 8.5 percent reflecting a recession that has had a particularly strong impact on the entire Northeast. Calendar years 1993 and 1994 saw only a partial recovery.

STATE BUDGET.  The State Constitution requires the governor (the "Governor") to
------------
submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          The Governor presented his 1996-97 Executive Budget to the Legislature on December 15, 1995, and subsequently amended it.

          The Governor's Executive Budget projected balance on a cash basis in the General Portfolio. It reflected a continuing strategy of substantially reduced State spending, including program restructurings, reductions in social welfare spending, and efficiency and productivity initiatives.

          On March 15, 1996, the Governor presented amendments to the 1996-97 Executive Budget to provide for balancing the 1996-97 state financial plan if the federal government failed to adopt entitlement changes assumed to produce savings in the State's 1996-97 Executive Budget.

          The State's budget for the 1996-97 fiscal year was enacted by the Legislature on July 13, 1996, more than three months after the start of the fiscal year. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements considered to be necessary for State operations and other purposes, including necessary appropriations for all State-supported debt service. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and was based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year (the "1996-97 State Financial Plan").

          The 1996-97 State Financial Plan was projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the 1996-97 State Financial Plan increases General Portfolio spending by $842 million, primarily from funding increased for education, special education and higher education ($563 million). The balance represented funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources.

          The State issued its first update to the 1996-97 State Financial Plan (the "Mid-Year Update") on October 25, 1996. Revisions have been made to estimates of both receipts and disbursements based on: (1) updated economic forecasts for both the nation and the State, (2) an analysis of actual receipts and disbursements through the first six months of the fiscal year, and (3) an assessment of changing program requirements. The Mid-Year Update reflected a balanced 1996-97 State Financial Plan, with a reserve for contingencies in the General Portfolio of $300 million. This reserve will be utilized to help offset a variety of potential risks and other unexpected contingencies that the State may face during the balance of the 1996-97 fiscal year.

          Although revisions to the 1996-97 State Financial Plan contained in the Mid-Year Update are favorable, the State faces certain risks which could potentially cost the State up to one-half billion dollars. The Division of the Budget believes these risks are balanced by reserves in the 1996-97 State Financial Plan, including the $300 million reserve created in the Mid-Year Update. However, there can be no assurance that these reserves will fully offset litigation or other risks to the 1996-97 State Financial Plan.

          One major uncertainty to the 1996-97 State Financial Plan continues to be risks related to the economy and tax collections, which could produce either favorable or unfavorable variances during the balance of the year. An additional risk to the 1996-97 State Financial Plan arises from the potential impact of certain litigation now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements.

          Similarly, certain litigation which by itself did not produce a material judgment against the State could have an adverse impact on the 1996-97 State Financial Plan because of the precedential nature of the court's decision. Specifically, the State Court of Appeals has denied a motion to appeal a lower court decision in the so-called "GTE Spacenet" case, in which the court ruled that GTE Spacenet was not subject to the 3.5 percent tax on gross receipts imposed under section 186-a of the tax law. The court decision is limited to provisions of section 186-a as it existed prior to the 1995 amendments, and has little prospective effect. While this litigation in and of itself carries only a small judgment in favor of GTE Spacenet and similar companies, the consequences of the ruling could eventually entail refunds to other taxpayers of several hundred million dollars. Refund claims of over $300 million have been filed which, with interest and assuming a similar exposure for open years for which claims have yet to be filed, could approach $600 million in potential claims.

          On August 13, 1996, the State Comptroller released a report in which he identified several risks to the 1996-97 State

Financial Plan and estimated that the State faces a potential imbalance in receipts and disbursements of approximately $3 billion for the State's 1997-98 fiscal year and approximately $3.2 billion for the State's 1998-99 fiscal year.

          The Governor is required to submit a balanced budget to the State Legislature and has indicated he will close any potential imbalance in the 1997-98 State Financial Plan primarily through General Portfolio expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. It is expected that the 1997-98 State Financial Plan will reflect a continuing strategy of substantially reduced State spending, including agency consolidations, reductions in the State workforce, and efficiency and productivity initiatives.

          On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program
(TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five-year durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receiving benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

          On October 16, 1996, the Governor submitted the State's TANF implementation plan to the federal government as required under the new federal welfare law. Submission of this plan to the federal government requires New York State to begin compliance with certain time limits on welfare benefits and permits the State to become eligible for approximately $2.36 billion in federal block grant funding. Legislation will be required to implement the State's TANF plan. The Governor has indicated that he plans to introduce legislation necessary to conform with federal law shortly, and that he may submit amendments to the State plan if necessary.

          States are required to comply with the new federal welfare reform law no later than July 1, 1997. Given the size and scope of the changes required under federal law, it is likely that these proposals will produce extensive public discussions. There can be no assurances that the State Legislature will enact welfare reform proposals as submitted by the Governor and as required under federal law.

          The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the 1996-97 State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The Division of Budget believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth therein, and those projections may be changed materially and adversely from time to time. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.

          In the State's 1997 fiscal year and in certain recent fiscal years, the State has failed to enact a budget prior to the beginning of the State's fiscal year.

RECENT FINANCIAL RESULTS.  The General Portfolio is the principal operating
------------------------
Portfolio of the State and is used to account for all financial transactions, except those required to be accounted for in another Portfolio. It is the State's largest Portfolio and receives almost all State taxes and other resources not dedicated to particular purposes.

          The General Portfolio is projected to be balanced on a cash basis for the 1996-97 fiscal year. Total receipts and transfers from other Portfolios are projected to be $33.17 billion, an increase of $365 million from the prior fiscal year. Total General Portfolio disbursements and transfers to other Portfolios are projected to be $33.12 billion, an increase of $444 million from the total in the prior fiscal year.

          Total revenues for 1994-95 were $31.455 billion. Revenues decreased by $173 million over the prior fiscal year, a decrease of less than one percent. Total expenditures for 1994-95 totaled $33.079 billion, an increase of $2.083 billion, or 6.7 percent over the prior fiscal year.

          The State's financial position on a GAAP (generally accepted accounting principles) basis as of March 31, 1995 showed an accumulated deficit in its combined governmental Portfolios of $1.666 billion, reflecting liabilities of $14.778 billion and assets of $13.112 billion.

DEBT LIMITS AND OUTSTANDING DEBT.  There are a number of methods by which the
--------------------------------
State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing

(i.e., borrowing for more than one year) unless the borrowing is authorized in a
 ---
specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the Local Government Assistance Corporation ("LGAC") in an effort to restructure the way the State makes certain local aid payments.

          In 1990, as part of a State fiscal reform program, legislation was enacted creating LGAC, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through New York State's annual seasonal borrowing. The legislation empowered LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation also imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. As of June 1995, LGAC had issued bonds to provide net proceeds of $4.7 billion, completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs in the first quarter of the fiscal year without relying on short-term seasonal borrowings.

          In June 1994, the Legislature passed a proposed constitutional amendment that would significantly change the long-term financing practices of the State and its public authorities. The proposed amendment would permit the State, within a formula-based cap, to issue revenue bonds, which would be debt of the State secured solely by a pledge of certain State tax receipts (including those allocated to State Portfolios dedicated for transportation purposes), and not by the full faith and credit of the State. In addition, the proposed amendment would (i) permit multiple purpose general obligation bond proposals to be proposed on the same ballot, (ii) require that State debt be incurred only for capital projects included in a multi-year capital financing plan, and (iii) prohibit, after its effective date, lease-purchase and contractual-obligation financing mechanisms for State facilities.

          Before the approved constitutional amendment could be presented to the voters for their consideration, it had to be passed by a separately elected legislature. The amendment was passed by the Senate and Assembly in June 1995. The Amendment was thereafter submitted to voters in November 1995, where it was defeated.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. S&P also continued its negative rating outlook assessment on State general obligation debt. On April 26, 1993, S&P revised the rating outlook assessment to stable. On February 14, 1994, S&P raised its outlook to positive and, on February 28, 1994, confirmed its A- rating. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness.

          The State anticipated that its capital programs would be financed, in part, by State and public authorities borrowings in 1996-97. The State expected to issue $411 million in general obligation bonds (including $153.6 million for purposes of redeeming outstanding bond anticipation notes) and $154 million in general obligation commercial paper. The Legislature had also authorized the issuance of up to $101 million in certificates of participation during the State's 1996-97 fiscal year for equipment purchases. The projection of the State regarding its borrowings for the 1996-97 fiscal year may change if circumstances require.

          In the 1996 legislative session, the Legislature approved the Governor's proposal to present to the voters in November 1996 a $1.75 billion State general obligation bond referendum to finance various environmental improvement and remediation projects. The Clean Water, Clean Air Bond Act was approved by the voters in November 1996. As a result, the amount of general obligation bonds issued during the 1996-97 fiscal year may increase above the $411 million currently included in the 1996-97 borrowing plan to finance a portion of this new program.

          Principal and interest payments on general obligation bonds and interest payments on bond anticipation notes were $735 million for the 1995-96 fiscal year, and were estimated to be $719 million for the 1996-97 fiscal year. Principal and interest payments on fixed rate and variable rate bonds issued by LGAC were $340 million for the 1995-96 fiscal year, and were estimated to be $323 million for 1996-97.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION.  Certain litigation pending against the State or its officers or
----------
employees could have a substantial or long-term adverse effect on State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to the practice of reimbursing certain Office of Mental Health patient care expenses from the client's Social Security benefits; (5) alleged responsibility of New York State officials to assist in remedying racial segregation in the City of Yonkers; (6) challenges by commercial insurers, employee welfare benefit plans, and health maintenance organizations to the imposition of 13%, 11% and 9% surcharges on inpatient hospital bills; (7) challenges to certain aspects of petroleum business taxes; (8) action alleging damages resulting from the failure by the State's Department of Environmental Conservation to timely provide certain data; (9) a challenge to the constitutionality of a State lottery game; and (10) an action seeking reimbursement from the State for certain costs arising out of the provision of pre-school services and programs for children with handicapped conditions.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the
               -----------------    -----------------
State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve Portfolio was settled in June 1996 and certain amounts in a Supplemental Reserve Portfolio previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State.
Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. An adverse decision in any of these proceedings could exceed the amount of the 1996-97 State Financial Plan reserve for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. In its audited financial statements for the fiscal year ended March 31, 1996, the State reported its estimated liability for awarded and anticipated unfavorable judgments to be $474 million.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

AUTHORITIES.  The fiscal stability of New York State is related, in part, to the
-----------
fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of September 30, 1995, date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of these 17 Authorities was $73.45 billion.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the 18 Authorities for operating and other expenses and, in fulfillment of its commit ments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrange ments provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State
Portfolios.

NEW YORK CITY AND OTHER LOCALITIES.  The fiscal health of the State of New York
----------------------------------
may also be impacted by the fiscal health of its localities, particularly the City of New York, which has required and continues to require significant financial assistance from New York State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979.

          In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P. On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 2, 1993, S&P reconfirmed its A- rating of City bonds, continued its negative rating outlook assessment and stated that maintenance of such rating depended upon the City's making further progress towards reducing budget gaps in the outlying years. Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 10, 1995, S&P downgraded its rating on the City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing to the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and the City's continued high debt levels also contributed to its decision to lower the rating. Moody's currently has the City's rating under review for a possible downgrade.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legisla ture created the Municipal Assistance Corporation ("MAC") in 1975.
Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City Portfolios received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authoriz ing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City. As of December 31, 1995, MAC had outstanding an aggregate of approximately $4.684 billion of its bonds. MAC is authorized to issue bonds and notes to refunds its outstanding bonds and notes and to fund certain reserves, without limitation as to principal amount, and to finance certain capital commitments to the Transit Authority and the New York City School Construction Authority for the 1992 through 1997 fiscal years in the event the City fails to provide such financing.

          The City and MAC have reached an agreement in principle under which MAC will develop and implement a debt restructuring program which will provide the City with $125 million in budget relief in fiscal year 1996, in addition to the $20 million of additional budget relief provided by MAC to the City since January 1996. The City has agreed with MAC that it will reduce certain expenditures by $125 million in each of the four fiscal years starting in fiscal year 1997. The proposed refinancing, which must satisfy MAC refinancing criteria, is subject to market conditions.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          From time to time, the Control Board staff, OSDC, the City comptroller and others issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits. Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies. Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.

          On January 31, 1996, the City published the financial plan for the 1996-1999 fiscal years (the "City Financial Plan"), which is a modification to a financial plan submitted to the Control Board on July 11, 1995. The City Financial Plan set forth proposed actions by the City for the 1996 fiscal year to close substantial projected budget gaps resulting from lower than projected tax receipts and other revenues and greater than projected expenditures. In addition to substantial proposed agency expenditure reductions, the City Financial Plan reflected a strategy to substantially reduce spending for entitlements for the 1996 and subsequent fiscal years, and to decrease the City's costs for Medicaid in the 1997 fiscal year and thereafter by increasing the federal share of Medicaid costs otherwise paid by the City. This strategy has been the subject of substantial debate, and implementation of this strategy will be significantly affected by State and federal budget proposals currently being considered. It is likely that the City Financial Plan will be changed significantly in connection with the preparation of the Executive

Budget for the 1997 fiscal year as a result of the status of State and federal budget proposals and other factors.

          The City Financial Plan also set forth projections for the 1997 through 1999 fiscal years and outlined a proposed gap-closing program to eliminate a projected gap of $2.0 billion for the 1997 fiscal year, and to reduce projected gaps of $3.3 billion and $4.1 billion for the 1998 and 1999 fiscal years, respectively, assuming successful implementation of the gap-closing program for the 1996 fiscal year.

          The proposed gap-closing actions for the 1997 through 1999 fiscal years included: (i) additional agency actions, totaling between $643 million and $691 million in each of the 1997 through 1999 fiscal years; (ii) additional savings resulting from State and federal aid and cost containment in entitlement programs to reduce City expenditures and increase revenues by $650 million in the 1997 fiscal year and by $727 million in each of the 1998 and 1999 fiscal years; (iii) additional proposed federal aid of $50 million in the 1997 fiscal year and State aid of $100 million in each of the 1997 through 1999 fiscal years; (iv) the receipt of $300 million in the 1997 fiscal year from privatization or other initiatives, certain of which actions is expected to require legislative action by the City Council; and (v) the assumed receipt of revenues relating to rent payments for the City's airports, totaling $244 million, $226 million and $70 million in the 1997 through 1999 fiscal years, respectively, which are currently the subject of a dispute with the Port Authority and the collection of which may depend on the successful completion of negotiations with the Port Authority or the enforcement of the City's remedies under the leases through pending legal actions. The City was also preparing an additional contingency gap-closing program for the 1997 fiscal year to be comprised of $200 million in additional agency actions.

          The federal and State budgets, when adopted, may result in substantial reductions in revenues for the City, as well as a reduction in projected expenditures in entitlement programs, including Medicare, Medicaid and welfare
programs.   The nature and extent of the impact on the City of the federal and
State budgets, when adopted, is uncertain, and no assurance can be given that federal or State actions included in the federal and State adopted budgets may not have a significant adverse impact on the City's budget and the City Financial Plan.

          The projections for the 1996 through 1999 fiscal years reflected the costs of the proposed settlement with the teachers union and the recent settlement with a coalition of municipal unions, and assumed that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements.

          The City's financial plans have been the subject of extensive public comment and criticism. The City comptroller has issued reports identifying risks ranging between $440 million and

$560 million in the 1996 fiscal year before taking into account the availability of $160 million in the general reserve, and between $2.05 billion and $2.15 billion in the 1997 fiscal year after implementation of the City's proposed gap-closing actions. With respect to the 1997 fiscal year, the report noted that the City Financial Plan assumed the implementation of highly uncertain State and federal actions, most of which are unlikely to be implemented, that would provide between $1.2 billion and $1.4 billion in relief to the City, and identified additional risks. The report concluded that the magnitude of the budget risk for the 1997 fiscal year, after two years of large agency cutbacks and workforce reductions, indicated the seriousness of the City's continuing budget difficulties, and that the City Financial Plan would require substantial revision in order to provide a credible program for dealing with the large projected budget gap for the 1997 fiscal year.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The City has issued $2.4 billion of short-term obligations in fiscal year 1996 to finance the City's current estimate of its seasonal cash flow needs for the 1996 fiscal year. Seasonal financing requirements for the 1995 fiscal year increased to $2.2 billion from $1.75 billion and $1.4 billion in the 1994 and 1993 fiscal years, respectively.

          Certain localities, in addition to the City, could have financial problems leading to requests for additional New York State assistance. The potential impact on the State of such requests by localities was not included in the State's projections of its receipts and disbursements.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the Legislature to assist Yonkers could result in allocation of New York State resources in amounts that cannot yet be determined.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

          Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in New York State other than New York City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling New York State legislation. State law requires the comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If New York State, New York City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within New York State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing New York State assistance in the future.


STANDBY COMMITMENTS

     In order to enhance the liquidity, stability or quality of municipal obligations, the Prime Obligations, Money Market, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios each may acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Portfolio pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

     Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Portfolio. The right to sell may be exercisable on demand or at specified intervals, and may form part of a security or be acquired separately by the Portfolio. In considering whether a security meets a Portfolio's quality standards, the Adviser will look to the creditworthiness of the party providing the Portfolio with the right to sell.

     The Portfolios value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining a Portfolio's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Portfolio that may enter into standby commitment transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Portfolio.

     Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. Institutional Tax-Exempt Assets, the predecessor company of which Tax-Exempt Diversified Portfolio and Tax-Exempt California Portfolio were series, has received a ruling from the Internal Revenue Service to the effect that it is considered the owner of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to it. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distributions of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its unitholders. There is no assurance that standby commitments will be available to a Portfolio nor has any Portfolio assumed that such commitments will continue to be available under all market conditions.


                             INVESTMENT LIMITATIONS

     The following restrictions may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the units of that Portfolio present at a meeting if the holders of more than 50% of the outstanding units of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding units of that Portfolio). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio, with the exception of borrowings permitted by Investment Restriction (3).

     Accordingly, the Trust may not, on behalf of any Portfolio:

      (1) make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act of 1940, as amended (the "Act"). This restriction does not, however, apply to any Portfolio classified as a non-diversified company under the Act.

     (2) purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to, and each Portfolio reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued or guaranteed by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents. Notwithstanding the foregoing, the ILA Money Market Portfolio will invest more than 25% of the value of its total assets in bank obligations (whether foreign or domestic) except that if adverse economic conditions prevail in the banking industry the ILA Money Market Portfolio may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations.

     (3) borrow money, except that (a) the Portfolio may borrow from banks (as defined in the Act) or through reverse repurchase agreements in amounts up to 33 1/3 % of its total assets (including the amount borrowed), (b) the Portfolio may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (d) the Portfolio may purchase securities on margin to the extent permitted by applicable law.

     (4) make loans, except (a) through the purchase of debt obligations in accordance with each Portfolio's investment objective and policies,
          (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

     (5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Portfolio may be deemed to be an underwriting.

     (6) purchase, hold or deal in real estate, although the Portfolio may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

     (7) invest in commodities or commodity contracts, except that the Portfolio may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

     (8) issue senior securities to the extent such issuance would violate applicable law.

     Each Portfolio may, notwithstanding any other fundamental investment restriction or policy, invest some or all of its assets in securities of a single open-end investment company or series thereof with substantially the same fundamental investment objectives, restrictions and policies as the Portfolio.

     In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policy which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on behalf of any Portfolio:

     (a) invest in companies for the purpose of exercising control or management.

     (b) invest more than 10% of a Portfolio's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

     (c) purchase additional securities if the Portfolio's borrowings exceed (excluding covered mortgage dollar rolls) 5% of its net assets.

     (d) make short sales of securities, except short sales against the box.

     As money market funds, the Portfolios must also comply with Rule 2a-7 under the Investment Company Act. Amendments to Rule 2a-7 have been proposed and are expected to be effective at some time in 1997. The following assumes that such amendments are in effect as currently proposed. While a detailed and technical Rule, Rule 2a-7 has three basic requirements: portfolio maturity, portfolio quality and portfolio diversification. Portfolio maturity. Rule 2a-7 requires that the maximum maturity of any security in a Portfolio's portfolio may not exceed 397 days and a Portfolio's average portfolio maturity may not exceed 90 days. Portfolio quality. A money market fund may only invest in First Tier and Second Tier securities (as defined in the Rule and the Prospectus). Each Portfolio, other than the Tax-Exempt Portfolios, as a matter of non-fundamental policy only invests in either First or Second Tier securities. Portfolio diversification. The Prime Obligations, Government, Treasury Obligations, Money Market, Federal and Treasury Instruments Portfolios may not invest more than 5% of their total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee or unconditional demand feature). Each of such Portfolios may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Immediately after the acquisition of any put (i.e., the right to sell the security within a specified period at a price equal to its amortized cost), with respect to 75% of the assets of a Portfolio, no more than 10% of the Portfolio's total assets may be invested in securities issued by or subject to puts issued by the same issuer. In the case of the Tax-Exempt Portfolios (which are the only Portfolios that invest in Second Tier securities), immediately after the acquisition of a put that is a Second Tier security, no more than 5% of the Tax-Exempt Portfolio's total assets may be invested in securities or puts issued by the institution that issued the put. The Tax-Exempt Portfolios' investment in Second Tier securities that are conduit securities, which are municipal securities involving an agreement or arrangement other than the issuer of the municipal security, that are not subject to an unconditional demand feature, may not exceed 5% of the Portfolio's total assets and the Portfolio's investment in such conduit securities issued by any issuer may not exceed 1% of the Portfolio's total assets. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating, by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, but which are not First

Tier Securities are "Second Tier Securities." NRSROs include S&P, Moody's, Fitch Investors Services, Inc., Duff and Phelps, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

     "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, au thorities or instrumentalities.


                             TRUSTEES AND OFFICERS

     Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.


NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
Ashok N. Bakhru, 53                 Chairman             Executive Vice President -
1325 Ave. of Americas               & Trustee            Finance and Administration and
NY, NY  10019                                            Chief Financial Officer, Coty
                                                         Inc. (since April 1996);
                                                         President, ABN Associates
                                                         (since June 1994) Retired.
                                                         Senior Vice President of Scott
                                                         Paper until June 1994 Company;
                                                         Director of Arkwright Mutual
                                                         Insurance Company; Trustee of
                                                         International House of
                                                         Philadelphia; Member of
                                                         Cornell University Council;
                                                         Trustee of the Walnut Street
                                                         Theater.

*David B. Ford, 51                  Trustee              Managing Director, Goldman
One New York Plaza                                       Sachs (since 1996); General
New York, NY 10004                                       Partner, Goldman Sachs (1986-
                                                         1996); Co-Head of Goldman Sachs
                                                         Asset Management (since
                                                         December 1994).

*Douglas C. Grip, 35                Trustee              Vice President, Goldman Sachs
One New York Plaza                                       & President  (since May 1996);
New York, NY 10004                                       President, MFS Retirement
                                                         Services Inc., of Massachu-
                                                         setts Financial Services
                                                         (prior thereto).

NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
John P. McNulty, 44                 Trustee             Managing Director, Goldman
One New York Plaza                                      Sachs (since 1996); General New York, NY
10004                                                   Partner of Goldman Sachs (1990-1994
                                                        and 1995-1996); Co-Head of Goldman Sachs
                                                        Asset Management (since November 1995);
                                                        Limited Partner of Goldman Sachs (1994 to
                                                        November 1995).

Mary P. McPherson, 60               Trustee             President of Bryn Mawr College
Taylor Hall                                            (since 1978); Director of
Bryn Mawr College                                      Josiah Macy, Jr, Foundation
Bryn Mawr, PA  19010                                   (since 1977); director of the
                                                       Philadelphia Contributionship
                                                       (since 1985); Director of
                                                       Amherst College (since 1986);
                                                       director of Dayton Hudson
                                                       Corporation (since 1988);
                                                       Director of the Spencer
                                                       Foundation (since 1993); and
                                                       member of PNC Advisory Board
                                                       (since 1993).

*Alan A. Shuch, 48                  Trustee            Limited Partner, Goldman Sachs
One New York Plaza                                     (since 1994); Director and
New York, NY 10004                                     Vice President of Goldman Sachs
                                                       Funds Management Inc. (from April 1990 to
                                                       November 1994); President and Chief
                                                       Operating Officer, GSAM (from September
                                                       1988 to November 1994).

NAME, AGE                           POSITIONS           PRINCIPAL OCCUPATION(S)
AND ADDRESS                         WITH TRUST          DURING PAST 5 YEARS
-----------                         ----------          -------------------
Jackson W. Smart, 66               Trustee              Chairman, Executive Committee,
One Northfield Plaza                                    First Commonwealth, Inc. (a
#218                                                    managed dental care company,
Northfield, IL 60093                                    since January 1996); Chairman and Chief
                                                        Executive Officer, MSP Communications Inc.
                                                        (a company engaged in radio broadcasting)
                                                        (since November 1988), Director, Federal Ex
                                                        press Corporation (since 1976), Evanston
                                                        Hospital Cor poration (since 1980), First
                                                        Commonwealth, Inc. (since 1988) and North
                                                        American Private Equity Group (a venture
                                                        capital fund).

William H. Springer, 67            Trustee              Vice Chairman and Chief
701 Morningside Drive                                   Financial and Administrative
Lake Forest, IL 60045                                   Officer, (February 1987 to June 1991) of Ameritech
                                                        (a telecommunications holding  company;
                                                        Director,Walgreen Co. (a retail drug store
                                                        business); Director of Baker, Fentress &
                                                        Co. (a closed-end, non-diversified
                                                        management investment company) (April 1992
                                                        to present).


Richard P. Strubel, 57  Trustee                         Managing Director, Tandem
70 West Madison St.                                     Partners, Inc. (since 1990);
Suite 1400                                              President and Chief Executive
Chicago, IL 60602                                       Officer, Microdot, Inc.
                                                        (a diversified manufacturer
                                                        of fastening systems and
                                                        connectors)(January 1984 to October 1994).


*Scott M. Gilman, 37     Treasurer                      Director, Mutual Funds Admin-
One New York Plaza                                      istration, Goldman Sachs Asset
New York, NY                                            Management (since April 1994);
10004                                                   Assistant Treasurer, Goldman Sachs Funds
                                                        Management, Inc.
                                                        (since March 1993); Vice Pre-
                                                        sident, Goldman Sachs (since
                                                        March 1990).


NAME, AGE                 POSITIONS                       PRINCIPAL OCCUPATION(S)
AND ADDRESS               WITH TRUST                      DURING PAST 5 YEARS
-----------               ----------                      -------------------
*John M. Perlowski, 32    Assistant                       Vice President, Goldman Sachs
One New York Plaza        Treasurer                       (since July 1995); Director,
New York, NY                                              Investors Bank and Trust,
10004                                                     November 1993 to July 1995);
                                                          Audit Manager of Arthur
                                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50       Vice                            Vice President of Goldman
4900 Sears Tower          President                       Sachs (since June 1992);
Chicago, IL                                               Director Shareholder Servicing
60606                                                     (since June 1992).


*John W. Mosior, 58       Vice                            Vice President, Goldman Sachs
4900 Sears Tower          President                       and Manager of Shareholder
Chicago, IL                                               Servicing of GSAM (since
60606                                                     November 1989).


*Nancy L. Mucker, 47      Vice                            Vice President, Goldman Sachs
4900 Sears Tower          President                       (since April 1985); Manager of
Chicago, IL                                               Shareholder Servicing of GSAM
60606                                                     since November 1989).


*Michael J. Richman, 36  Secretary                        Associate General Counsel of
85 Broad Street                                           Goldman Sachs Asset Manage-
New York, NY                                              ment (since February 1994);
10004                                                     Vice President and Assistant General Counsel
                                                          of Goldman Sachs (since June 1992); Coun sel
                                                          to the Funds Group, GSAM (since June 1992);
                                                          Partner, Hale and Dorr (September 1991 to
                                                          June 1992).


*Howard B. Surloff, 31   Assistant                        Assistant General Counsel and
85 Broad Street          Secretary                        Vice President, Goldman Sachs
New York, NY 10004                                        (since November 1993 and May 1994,
                                                          respectively ); Counsel     to the Funds
                                                          Group, Goldman Sachs Asset     Management
                                                          (since November     1993); Associate of
                                                          Shereff Friedman,Hoffman &      Goodman
                                                          (prior thereto).


NAME, AGE                  POSITIONS          PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST         DURING PAST 5 YEARS
-----------                ----------         --------------------
*Steven E. Hartstein, 33   Assistant          Legal Products Analyst,
85 Broad Street            Secretary          Goldman Sachs (June 1993 to
New York, NY 10004                            present); Funds Compliance
                                              Officer, Citibank Global Asset
                                              Management (August 1991 to
                                              June 1993).


*Deborah Robinson, 25      Assistant          Administrative Assistant,
85 Broad Street            Secretary          Goldman Sachs since
New York, NY 10004                            January 1994.  Formerly at
                                              Cleary Gottlieb, Steen and
                                              Hamilton.


*Kaysie P. Uniacke, 36     Assistant          Vice President and Senior
One New York Plaza         Secretary          Portfolio Manager, Goldman
New York, NY 10004                            Sachs Asset Management (since
1988).


*Elizabeth D.
  Anderson, 27             Assistant          Portfolio Manager, GSAM (since
One New York Plaza         Secretary          April 1996); Junior Portfolio
New York, NY 10004                            Manager, Goldman Sachs Asset Management
                                              (since 1993); Funds Trading Assistant, GSAM
                                              (1993-1995); Compliance Analyst, Prudential
                                              Insurance (1991-1993).

     Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding units of beneficial interest of each of the Portfolios.

     The Trust pays each of its Trustees, other than those who are "interested persons" of Goldman Sachs a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period one-year ended December 31, 1996:

                                                          Total
                                      Pension or       Compensation
                                      Retirement       from Goldman
                                       Benefits        Sachs Mutual
                        Aggregate     Accrued as          Funds
                        Compensation   Part of          (including
                        from the      Portfolio's         the
Name of Trustee         Portfolios     Expenses        Portfolios)*
---------------         ----------     --------        ------------
Paul C. Nagel, Jr.**    $              $0              $
Ashok N. Bakhru         $              $0              $
Marcia L. Beck***       $              $0              $
David B. Ford           $              $0              $
Alan A. Shuch           $              $0              $
Jackson W. Smart        $              $0              $
William H. Springer     $              $0              $
Richard P. Strubel      $              $0              $
--------------

* The Goldman Sachs Mutual Funds consisted of ___ mutual funds, including the nine portfolios of the Trust, on December 31, 1996.
**        Retired as of June 30, 1996.
***       Resigned as President and Trustee Trust on May 1, 1996.

                          THE ADVISER, DISTRIBUTOR AND
                                 TRANSFER AGENT

THE ADVISER

          GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Portfolios. Under the Advisory Agreement between Goldman Sachs on behalf of GSAM and the Trust on behalf of the Portfolios, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Portfolio, acts as investment adviser and directs the investments of the Portfolios. In addition, GSAM administers the Portfolios' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .35% of each Portfolio's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Portfolio, on an annualized basis, to .43% of the average daily net assets of that Portfolio. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Portfolio's estimated annualized expense ratio and the expense limit for that Portfolio. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Money Market, Federal, Treasury Instruments, Tax-Exempt Diversified and Tax-Exempt New York Portfolios' annual total operating expenses to (excluding fees of Service Organizations).__%, .__%, .__%, .__% and .__%, respectively, of average daily net assets and for each other Portfolio to .41% of average daily net assets.

          The Trust, on behalf of each Portfolio, is responsible for all expenses other than those expressly borne by GSAM under the Portfolios' Advisory Agreement. The expenses borne by Units of each Portfolio include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Units under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Portfolios), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Unitholders and regulatory authorities, its proportionate share of the compensation and ex penses of its "non-interested" Trustees, and extraordinary expenses incurred by the Portfolios.

          The Advisory Agreement entered into on behalf of the Portfolios was most recently approved by the Board of Trustees, including the"non-interested" Trustees, on April 23, 1997 and by the unitholders of each Portfolio (other than the Treasury Instruments and Tax-Exempt New York Portfolios) on April 19, 1990 and by the unitholders of the Treasury Instruments and Tax-Exempt New York Portfolios on June 3, 1991. The Advisory Agreement will remain in effect until June 30, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Portfolio, as defined in the Investment Company Act, and, in either case, by a majority of "non-interested" Trustees.

          For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the advisory fee incurred by each Portfolio was as follows:


1996                                   1995        1994
----                                   ----        ----

Prime Obligations Portfolio         $6,728,074  $9,135,344
Money Market Portfolio               2,618,275   2,663,551
Treasury Obligations Portfolio       3,206,490   3,545,307
Treasury Instruments Portfolio       1,079,236     687,965
Government Portfolio                 3,259,056   4,804,362
Federal Portfolio                    4,543,196   3,396,214
Tax-Exempt Diversified Portfolio     3,795,451   4,372,766
Tax-Exempt California Portfolio      1,030,447     867,058
Tax-Exempt New York Portfolio          234,853     150,735

GSAM agreed not to impose a portion of its advisory fees for the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 with respect to the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios. Had such fees been imposed, the following additional fees would have been incurred for the periods indicated:


                                   12/31/96         12/31/95    12/31/94
Money Market Portfolio                            $  436,325  $  443,925
Treasury Instruments Portfolio                     1,438,992     917,292
Federal Portfolio                                  3,407,655   2,547,168
Tax-Exempt Diversified Portfolio                   1,518,129   1,749,116
Tax-Exempt New York Portfolio                        109,464     123,050

In addition, GSAM assumed certain expenses related to the operations of each Portfolio during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Portfolio's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expense would have been incurred for the periods indicated:

                                   12/31/96         12/31/95    12/31/94
Prime Obligations Portfolio                       $  347,317  $  635,085
Money Market Portfolio                               135,715     301,326
Treasury Obligations Portfolio                       203,882     371,456
Treasury Instruments Portfolio                       223,652     150,525
Government Portfolio                                 276,785     526,310
Federal Portfolio                                    302,153     326,417
Tax-Exempt Diversified Portfolio                     239,829     217,296
Tax-Exempt California Portfolio                       19,625      34,612
Tax-Exempt New York Portfolio                         32,403      51,675

     The Advisory Agreement provides that GSAM shall not be liable to a Portfolio for any error of judgment by GSAM or for any loss sustained by the Portfolio except in the case of GSAM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. Each Portfolio may use any name derived from the name "Goldman Sachs" only so long as the Advisory Agreement remains in effect. The Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Portfolio without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Portfolio on 60 days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

     Under the Advisory Agreement, GSAM is also responsible for the administration of each Portfolio's business affairs subject to the supervision of the Trustees and, in connection therewith, furnishes each Portfolio with office facilities and is responsible for ordinary clerical, recordkeeping and bookkeeping functions, to the extent not provided pursuant to the Portfolios' custodian agreements; preparation and filing of documents required to comply with federal and state securities laws; supervising the activities of the Portfolios' custodian and transfer agent; providing assistance in connection with meetings of the Trustees and unitholders; and other administrative services necessary to conduct the Trust's business.

     In managing the Tax-Exempt Diversified Portfolio, the Tax-Exempt California Portfolio and the Tax-Exempt New York Portfolio, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's re search team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

THE DISTRIBUTOR AND TRANSFER AGENT

     Goldman Sachs acts as principal underwriter and distributor of each Portfolio's units. The Distribution Agreement between Goldman Sachs and the Trust was most recently approved by the Trustees on April 23, 1997. Goldman Sachs also serves as the Portfolios' transfer agent. Goldman Sachs provides customary transfer agency services to the Portfolios, including the handling of unitholder communications, the processing of unitholder transactions, the maintenance of unitholder account records, payment of dividends and distributions and related functions. For these services, Goldman Sachs receives
 .04% (on an annualized basis) of the average daily net assets with respect to each Portfolio (other than the Prime Obligations Portfolio). With respect to the Prime Obligations Portfolio, Goldman Sachs is entitled to receive a fee from the Portfolio equal to the classes proportionate share of the total transfer agency fees borne by the Portfolio, which are equal to $12,000 per year plus $7.50 per account, together with out-of-pocket expenses (including those out of pocket expenses payable to servicing agents) applicable to ILA Class B Units and
 .04% of the average daily net assets of the other classes of the Prime Obligations Portfolio. Goldman Sachs may from time to time agree that the fee it would otherwise be entitled to receive under its transfer agency agreement will be reduced.

For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the Portfolios incurred transfer agency fees as follows:


                                     12/31/96      12/31/95    12/31/94

Prime Obligations Portfolio                        $ 768,923   $1,044,039
Money Market Portfolio                               349,060      355,140
Treasury Obligations Portfolio                       366,456      405,178
Treasury Instruments Portfolio                       287,798      183,457
Government Portfolio                                 372,463      549,070
Federal Portfolio                                    908,708      679,243
Tax-Exempt Diversified Portfolio                     607,252      699,643
Tax-Exempt California Portfolio                      117,765       99,092
Tax-Exempt New York Portfolio                         39,298       32,139

     Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $____ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $____ billion in total assets.


                             PORTFOLIO TRANSACTIONS

     GSAM places the portfolio transactions of the Portfolios and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Portfolio and at reasonable competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Portfolios are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

     Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Portfolios buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Portfolios to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Portfolios may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

     Under the Investment Company Act, the Portfolios are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Portfolio's ability to purchase debt securities in the primary market may from time to time be limited.

     In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of GSAM. Investment decisions for each Portfolio and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Portfolios.

     During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker/dealers: [insert names].

     As of December 31, 1996, the Money Market Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1 under, or their parents ($ in thousands): [insert names].

     As of December 31, 1996, the Treasury Obligations Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): [insert names].

     As of December 31, 1996, the Government Portfolio held the following amounts of securities of its regular broker/dealers; as defined in Rule 10b-1, or their parents ($ in thousands): [insert names].

                                NET ASSET VALUE

     The net asset value per unit of each Portfolio is determined by the Portfolios' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which Chicago, Boston or New York banks are closed for local holidays. Such holidays include: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

     Each Portfolio's securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $ 1.00 per unit, which the Board of Trustees has determined to be in the best interest of the Portfolios and their unitholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During such periods, the yield to an investor in a Portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on units of a Portfolio may tend to be higher than a like computation made by a fund with identical in vestments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he or she purchased units of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

     The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Portfolio's price per unit as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per unit based on amortized cost, as well as review of methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing unitholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of units in kind; or establishing a net asset value per unit by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per unit at $1.00 the Trustees have the authority
(1) to reduce or increase the number of units outstanding on a pro rata basis, and (2) to offset each unitholder's pro rata portion of the deviation between the net asset value per unit and $1.00 from the unitholder's accrued dividend account or from future dividends. Each Portfolio may hold cash for the purpose of stabilizing its net asset value per unit. Holdings of cash, on which no return is earned, would tend to lower the yield on such Portfolio's units.

     In order to continue to use the amortized cost method of valuation for each Portfolio's investments, the Portfolios must comply with Rule 2a-7. See "Investment Restrictions."

     The proceeds received by each Portfolio for each issue or sale of its units, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the books of account, and will be charged with the liabilities in respect to such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to the Portfolios are to be allocated in proportion to the net asset values of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made. In addition, within each Portfolio, ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units (Prime Obligations Portfolio only) will be subject to different expense structures (see "Organization and Capitalization").

                                  REDEMPTIONS

     The Trust may suspend the right of redemption of units of a Portfolio and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the unitholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Portfolio's units.

     The Trust agrees to redeem units of each Portfolio solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio during any 90-day period for any one unitholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the applicable Portfolio's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the units being redeemed. If a unitholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.


                        CALCULATION OF YIELD QUOTATIONS

     Each Portfolio's yield quotations are calculated by a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one unit at the beginning of a seven-day period.

     Yield, effective yield and tax-equivalent yield are calculated separately for each class of units of a Portfolio. Each type of unit is subject to different fees and expenses and may have differing yields for the same period.

     The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one unit at the beginning of the base period is determined by dividing the net change in account value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Portfolio.

     Each Portfolio also may advertise a quotation of effective yield for a 7-calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield = [(base period return + 1) - 1

     The Tax-Exempt Diversified, Tax-Exempt California, Tax-Exempt New York, Federal and Treasury Instruments Portfolios may also advertise a tax-equivalent yield which is computed by dividing that portion of a Portfolio's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

     Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Portfolio will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as of the expenses allocated to each Portfolio. The return of a Portfolio may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

     The yield, effective yield and tax-equivalent yield of each Portfolio with respect to ILA Units, ILA Administration Units, ILA Service Units and ILA Class B Units for the seven-day period ended December 31, 1996 were as follows:

                                                          Tax-
                                            Effective  Equivalent
                                     Yield    Yield      Yield
                                     -----  ---------  ----------
Prime Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A
  ILA Class B Units                  ____   ____       N/A

Money Market Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Obligations Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Treasury Instruments Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Government Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Federal Portfolio:
  ILA Units                          ____   ____       N/A
  ILA Administration Units           ____   ____       N/A
  ILA Service Units                  ____   ____       N/A

Tax-Exempt Diversified Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units                  ____   ____       ____

Tax-Exempt California Portfolio:
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                          ____   ____       ____
  ILA Administration Units           ____   ____       ____
  ILA Service Units**                ____   ____       ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.


** Assuming such Units had been outstanding and are subject to maximum administration or service fees.

  The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent." In the absence of such fee reductions and expense limitations, the yield of each Portfolio for the same period would have been as follows:

                                                         Tax-
                                           Effective  Equivalent
                                    Yield    Yield      Yield
                                    -----  ---------  ----------
Prime Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A
  ILA Class B Units                 ____   ____       N/A

Money Market Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Obligations Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Treasury Instruments Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Government Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Federal Portfolio
  ILA Units                         ____   ____       N/A
  ILA Administration Units          ____   ____       N/A
  ILA Service Units                 ____   ____       N/A

Tax-Exempt Diversified Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units                 ____   ____       ____

Tax-Exempt California Portfolio
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

Tax-Exempt New York Portfolio*
  ILA Units                         ____   ____       ____
  ILA Administration Units          ____   ____       ____
  ILA Service Units**               ____   ____       ____

-------------------------

* ____%, ____% and ____% for the ILA Units, ILA Administration Units and ILA Service Units, respectively, when taking New York City taxes into account.


** Assuming such Units had been outstanding and are subject to maximum administration or service fees.

     The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

     With respect to the Tax-Exempt California Portfolio, a California State personal income tax rate of 11.0% is being assumed in addition to the 39.6% federal tax rate, for a combined tax rate of 46.2%. With respect to the Tax-Exempt New York Portfolio, the tax equivalent yields are being shown under two scenarios. The first scenario assumes a federal marginal tax rate of 39.6% and a New York State personal income tax rate of 7.594%, for a combined tax rate of 44.2%. The second scenario assumes a New York City personal income tax rate of 4.46% in addition to the above federal and New York, State tax rates, for a combined tax rate of 46.9%. The combined tax rates assume full deductibility of state and, if applicable, city taxes in computing federal tax liability.

     In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form a part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may include other material which highlight or summarize the services provided in support of an asset allocation program.

     From time to time any Portfolio may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

                                TAX INFORMATION

     Each Portfolio has qualified and has elected or intends to qualify and elect to be treated and to qualify as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

     In order to qualify as a regulated investment company, each Portfolio must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% Test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock or securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total gross assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

     Each Portfolio, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to unitholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Portfolio distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year and, in the case of any Portfolio that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions.
A Portfolio will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a non-deductible 4% federal excise tax, each Portfolio must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Portfolio paid no federal income tax.

     Dividends paid by a Portfolio from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of unitholders. Such distributions will not qualify for the corporate dividends-received deduction. Dividends paid by a Portfolio from the excess of net long-term capital gain over net short-term capital loss are taxable to unitholders as long-term capital gain, regardless of the length of time the units of a Portfolio have been held by such unitholders, and also will not qualify for the corporate dividends-received deduction. A Portfolio's net realized capital gains for a taxable year are computed by taking into account realized capital losses, including any capital loss carryforward of that Portfolio.

     Distributions paid by the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios from tax-exempt interest received by them and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Portfolio's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section
                                         - -
103(a) of the Code (not including units of other regulated investment companies that may pay exempt-interest dividends, because such units are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Portfolios from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds," if any, received by a Portfolio may constitute a tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular unitholders. In addition, tax-exempt distributions of the Portfolios may be considered in computing the "adjusted current earnings" preference item of their corporate unitholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios invest in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from Federal income tax, any distributions of income from such invest ments will be taxable to unitholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry units of the Portfolio will generally not be deductible. The availability of tax-exempt obligations and the value of the Portfolios may be affected by restrictive tax legislation enacted in recent years.

     In purchasing municipal obligations, the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios rely on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes and, where applicable, the tax-exempt nature of such interest under the personal income tax laws of a particular state. These Portfolios do not undertake independent investigations concerning the tax-exempt status of such obligations, nor do they guarantee or represent that bond counsels' opinions are correct.

     Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in units or in cash.
Unitholders electing to receive distributions in the form of additional units will have a cost basis in each unit so received equal to the amount of cash they would have received had they elected to receive cash.

     Certain Portfolios may be subject to foreign withholding taxes or other foreign taxes with respect to their investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and each Portfolio intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although no Portfolio anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied, a Portfolio could make an election under Code Section 853 to permit its unitholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by that Portfolio in foreign countries. In the event such an election is made, unitholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Unitholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

     Each Portfolio will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt unitholders. Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt unitholders who fail to furnish the Portfolio with their taxpayer identification number and with certain certifications required by the Internal Revenue Service or if the Internal Revenue Service or a broker notifies a

Portfolio that the number furnished by the unitholder is incorrect or that the unitholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios will not be subject to backup withholding if the Portfolio reasonably estimates that at least 95% of its distributions will be exempt-interest dividends. The Portfolios may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in units, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

     Redemptions and exchanges of units will generally not result in taxable gain or loss, but a loss may be recognized to the extent a CDSC is imposed on the redemption or exchange of ILA Class B Units.

     All distributions (including exempt-interest dividends) whether received in units or cash, must be reported by each unitholder on the unitholder's federal income tax return. The Portfolios will inform unitholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Unitholders who receive exempt-interest dividends and have not held their units of the applicable Portfolio for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Portfolio. Each unitholder should consult his or her own tax advisor to determine the tax consequences of an investment in a Portfolio in the unitholder's own state and locality.

     Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Unitholders should consult their tax advisers for more information.

     The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each unitholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of units of a Portfolio, including the possibility that such a unitholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Portfolio and, if a current IRS Form W-8 or acceptable substitute is not on file with the Portfolio, may be subject to backup withholding on certain payments.

STATE AND LOCAL

     The Portfolios may be subject to state or local taxes in jurisdictions in which the Portfolios may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its unitholders under such laws may differ from their treatment under Federal income tax laws, and an investment in the Portfolios may have tax consequences for unitholders that are different from those of a direct investment in the Portfolios' securities. Unitholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for unitholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Portfolios in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states (i) exempt from personal income tax distributions made by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or (ii) exempt from intangibles tax the value of the units of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations. See also the discussion below of these applicable provisions in California and New York.

     Assuming that each Portfolio qualifies as a regulated investment company for federal income tax purposes, each Portfolio, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts. Provided that they qualify as regulated investment companies and incur no federal income tax liability, the Portfolios may still be subject to New York State and City minimum taxes, which are small in amount.

     California State Taxation. The following discussion of California tax law assumes that the Tax-Exempt California Portfolio will be qualified as a regulated investment company under Subchapter M of the Code and will be qualified thereunder to pay exempt-interest dividends. The Tax-Exempt California Portfolio intends to qualify for each taxable year under California law to pay "exempt interest dividends" which will be exempt from the California personal income tax.

     Individual unitholders of the Tax-Exempt California Portfolio who reside in California will not be subject to California personal income tax on distributions received from the Portfolio to the extent such distributions are exempt-interest dividends attributable to interest on obligations the interest on which is exempt from California personal income tax provided that the Portfolio satisfies the requirement of California law that at least 50% of its assets at the close of each quarter of its taxable year be invested in such obligations and properly designates such exempt-interest dividends under California Law. Distributions from the Tax-Exempt California Portfolio which are attributable to sources other than those described in the second preceding sentence will generally be taxable to such unitholders as ordinary income. Moreover, California legislation which incorporates Subchapter M of the Code provides that capital gain dividends may be treated as long-term capital gains. Such gains are currently subject to personal income tax at ordinary income tax rates. Capital gains that are retained by the Portfolio will be taxed to that Portfolio, and California residents will receive no California personal income tax credit for such tax. Distributions other than exempt-interest dividends are includable in income subject to the California alternative minimum tax.

     Distributions from investment income and long-term and short-term capital gains will generally not be excluded from taxable income in determining California corporate franchise taxes for corporate unitholders and will be treated as ordinary dividend income for such purposes. In addition, such distributions may be includable in income subject to the alternative minimum tax.

     Interest on indebtedness incurred or continued by unitholders to purchase or carry units of the Tax-Exempt California Portfolio will not be deductible for California personal income tax purposes.

     In addition, any loss realized by a unitholder of the Tax-Exempt California Portfolio upon the sale of units held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such units. Moreover, any loss realized upon the redemption of units within six months from the date of purchase of such units and following receipt of a long-term capital gains distribution will be treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the re demption of units within thirty days before or after the acquisition of other units of the same Portfolio may be disallowed under the "wash sale" rules.

     New York City and State Taxation. Individual unitholders who are residents of New York State will be able to exclude for New York State income tax purposes that portion of the exempt-interest dividends properly designated as such from the Tax-Exempt New York Portfolio which is derived from interest on obligations of New York State and its political subdivisions and obligations of Puerto Rico, the U.S. Virgin Islands and Guam. Exempt- interest dividends may be properly designated as such only if, as anticipated, at least 50% of the value of the assets of the Portfolio are invested at the close of each quarter of its taxable year in obligations of issuers the interest on which is excluded from gross income for federal income tax purposes. Individual unitholders who are residents of New York City will also be able to exclude such income for New York City income tax purposes. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Tax-Exempt New York Portfolio is not deductible for New York State or New York City personal income tax purposes.

     Long-term capital gains, if any, that are distributed by the Tax-Exempt New York Portfolio and are properly designated as capital gain dividends will be treated as capital gains for New York State and City income tax purposes in the hands of New York State and New York City residents

     Unitholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

     This discussion of the tax treatment of the Portfolio and its unitholders is based on the tax laws in effect as of the date of this Statement of Additional Information.

                        ORGANIZATION AND CAPITALIZATION

     Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated De cember 6, 1978 and reorganized as part of Goldman Sachs Trust, a Delaware business trust by a Declaration of Trust dated January 28, 1997. Each of the Portfolios became a series of the Trust pursuant ot a reorganization which occurred on April 30,1997.

     Each unitholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of units of beneficial interest. The Trustees have authority under the Declaration of Trust to create and classify units of beneficial interest in separate series without further action by unitholders. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series or portfolio of units into one or more classes. The Trustees have authorized the issuance of three classes of units of each of the Portfolios: ILA Units, ILA Administration Units and ILA Service Units. In addition, the Trustees have authorized a fourth class of units, ILA Class B Units with respect to the Prime Obligations Portfolio.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio represents an equal proportionate interest in the assets belonging to that Portfolio. It is contemplated that most units (other than ILA Class B Units) will be held in accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the units or another organization designated by such bank or institution. ILA Class B Units generally are only issued upon exchange from Class B Shares of other Funds of the Goldman Sachs mutual funds. ILA Units may be purchased for accounts held in the name of an investor or institution that is not compensated by the Trust for services provided to the institution's investors. ILA Administration Units may be purchased for accounts held in the name of an investor or an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange ILA Administration Units. ILA Administration Units of each Portfolio bear the cost of administration fees at the annual rate of up to .15 of 1% of the average daily net assets of such Units. ILA Service Units may be purchased for accounts held in the name of an institution that provides certain account administration and unitholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange ILA Service Units, responding to customer inquiries and assisting customers with investment procedures. ILA Service Units bear the cost of service fees at the annual rate of up to .40 of 1% of the average daily net assets of such Units. ILA Class B Units are sold subject to a contingent deferred sales charge of up to 5.0% through brokers and dealers who are members of the National Association of Securities Dealers Inc. and certain other financial services firms that have sales arrangements with Goldman Sachs. ILA Class B Units of the Prime Obligations Portfolio bear the cost of distribution (Rule 12b-1) fees at the aggregate rate of up to 0.75% of the average daily net assets attributable to ILA Class B Units. ILA Class B Units of the Prime Obligations Portfolio also bear the cost of an Authorized Dealer Service Plan at an annual rate of up to 0.25% of the average daily net assets of the Prime Obligations Portfolio attributable to ILA Class B Units.

     It is possible that an institution or its affiliates may offer different classes of units to its customers and thus receive different compensation with respect to different classes of units of the same Portfolio. In the event a Portfolio is distributed by salespersons or any other persons, they may receive different compensation with respect to different classes of units of the Portfolio. ILA Administration Units, ILA Service Units and ILA Class B Units each have certain exclusive voting rights on matters relating to their respective plans. Units of each class may be exchanged only for Units of the same class in another Portfolio or, in the case of the Prime Obligations Portfolio, shares of the corresponding class of certain other mutual funds sponsored by Goldman Sachs. Except as described above, the four classes of units are identical. Certain aspects of the Units may be altered, after advance notice to unitholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

     Each ILA Unit, ILA Administration Unit, ILA Service Unit and ILA Class B Unit of a Portfolio is entitled to one vote per unit; however, separate votes will be taken by each Portfolio or class (or by more than one Portfolio or class voting as a single class if similarly affected) on matters affecting only that individual Portfolio or class (or those affected Portfolios or classes) or as otherwise required by law. Units are freely transferable and have no preemptive, subscription or conversion rights. All units issued and outstanding are fully paid and nonassessable. The Declaration of Trust provides for unitholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of unitholders. The units of the Portfolios have non-cumulative voting rights, which means that the holders of more than 50% of the units voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the units voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of unitholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the unitholders or two-thirds of the Trustees.

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Prime Obligations Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Money Market Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Obligations Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Treasury Instruments Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Government Portfolio were [insert names].

     As of April ___, 1997, the only holders of record of 5% or more of the outstanding units of the Tax-Exempt New York Portfolio were [insert names].

     As of April ___, 1997, the only holder of record of 5% or more of the outstanding units of the Federal Portfolio was [insert names].

     As of April ___, 1997, the only holder of record of 5% of more of the outstanding units of the Tax-Exempt Diversified Portfolio was [insert names].

UNITHOLDER AND TRUSTEE LIABILITY

     The Trust is an entity of the type commonly known as a "Delaware business trust," which is the form in which many mutual funds are organized. Under Delaware law, the unitholders of the Delaware trust are not generally subject to liability for the debts or obligations of the trust. Similarly, Delaware law provides that a Portfolio will not be liable for the debts or obligations of any other series of the Delaware business trust. However, no similar statutory or other authority limiting business trust unitholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a unitholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust unitholders to liability. To guard against this risk, the Declaration of Trust of the Trust contains express disclaimer of unitholder liability for acts or obligations of a Portfolio. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Portfolio or the Trustees. The Declaration of Trust of the Trust provides for indemnification by the relevant Fund for any loss suffered by a unitholder as a result of an obligation of the Portfolio. The Declaration of Trust of the Trust also provides that a Portfolio shall, upon request, assume the defense of any claim made against any unitholder for any act or obligation of the Portfolio and satisfy any judgment thereon. In view of the above, the risk of personal liability of unitholders is remote.

     On any matter submitted to a vote of the Unitholders of the Trust, all Units shall be voted in the aggregate not by individual Portfolio or Class, except (a) when required by the 1940 Act, Units shall be voted by individual Portfolio or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Portfolios or Classes, then only the Unitholders of all such Portfolios or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Unitholders, on any matter submitted to a vote of Unitholders, either (i) each whole Unit shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Unit shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Units owned times Net Asset Value per share of such Portfolio or Class, as applicable) shall be entitled to one vote on any matter on which such Units are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

     In connection with the establishment of one or more Portfolios or Classes, the Trustees establishing such Portfolios or Classes may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Portfolios or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Portfolio or Class of the Trust. To the extent provided by the Trustees in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustee of the Trust,all the powers and authority of Trustees with respect to such Portfolio or Class, but may have no power or authority with respect to any other Portfolio or Class. Unitholders for a Portfolio or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

     Upon the vote of a majority of the Units outstanding and entitled to vote of the Trust or of each Portfolio to be affected, the Trustees may (i) sell and convey all or substantially all of the assets of all Portfolios or any affected Portfolio to another Portfolio or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Portfolio thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Portfolio, and which may include Units of or interests in such Portfolio, entity, or Portfolio thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Portfolios or any affected Portfolio. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Units of the Trust or any Portfolio if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust of Portfolio is not in the best interests of the Trust, such Portfolio, or their respective Unitholders. Also, the Trustees may, without Unitholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Portfolio thereof, (ii) cause the Units to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Unitholder approval, invest all or a portion of the assets of any Portfolio, or dispose of all or a portion of the assets of any Portfolio, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Unitholder approval unless such approval is required by applicable law, cause a Portfolio that is organized in the master/feeder fund structure to withdraw or redeem its assets from the master fund and cause such Portfolio to invest its assets directly in securities and other financial instrument or in another master fund.

                                  SERVICE PLAN
                            (ILA Service Units Only)

     The Trust, on behalf of each Portfolio, has adopted a service plan (the "Plan") with respect to the ILA Service Units which authorizes the Portfolios to compensate Service Organizations for providing certain account administration and personal account maintenance services to their customers who are or may become beneficial owners of such units. Pursuant to the Plan, the Trust, on behalf of each Portfolio, enters into agreements with Service Organizations which purchase ILA Service Units on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole unitholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns ILA Service Units, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange ILA Service Units, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in units by customers, (f) provide facilities to answer questions from prospective and existing investors about ILA Service Units, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information,
(h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization, and (j) act as liaison between customers and the Trust, including obtaining information from the Trust, working with the Trust to correct errors and resolve problems and providing statistical and other information to the Trust. As compensation for such services, the Trust on behalf of each Portfolio pays each Service Organization a service fee in an amount up to .40% (on an annualized basis) of the average daily net assets of the ILA Service Units of each Portfolio attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets.

     For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994, with respect to each Portfolio, the amount of the service fees paid by each Portfolio then in existence to Service Organizations was as follows:


                          1996    1995      1994
                          ----  --------  --------

Prime Obligations
  Portfolio                     $937,733  $630,669

Money Market Portfolio           102,642    82,267


 Treasury Obligations
  Portfolio                      478,419   435,536

Treasury Instruments
  Portfolio                      316,188   187,470

Government Portfolio             430,114   603,447

Federal Portfolio                254,508    34,415

Tax-Exempt Diversified
  Portfolio                      220,790   187,137

Tax-Exempt California
  Portfolio                           --        --

Tax-Exempt New York
  Portfolio/(1)/                      --        --

---------------------
/(1)/ ILA Service Unit activity has not commenced operations.


     The Trust has adopted each Plan pursuant to Rule 12b-l under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-l, which was adopted by the Securities and Exchange Commission under the Investment Company Act, regulates the circumstances under which an investment company such as the Trust may bear expenses associated with the distribution of its securities. In particular, such an investment company cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of securities issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of ILA Service Units. However, should such payments be deemed by a court or the Securities and Exchange Commission to be distribution expenses, such payments would be duly authorized by the Plan.

     The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Trust, such Service Organi zations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of ILA Service Units automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of the Portfolios. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing ILA Service Units on behalf of their customers may be required to register as dealers pursuant to state law. Any such alteration or discontinuance of services could require the Trustees of the Trust to consider changing the Trust's method of operations or providing alternative means of offering ILA Service Units to customers of such Service Organizations, in which case the operation of the Trust, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Trust's operations would have any effect on the net asset value per unit or result in financial losses to any unitholder.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in ILA Service Units. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of Labor or State Securities Commissions, are urged to consult legal advisers before investing fiduciary assets in ILA Service Units.

     The Plans were approved by the respective holders of ILA Service Units of each Portfolio (other than the Tax-Exempt California and Tax-Exempt New York Portfolios) on June 3, 1991. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plans or the related Service Agreements, most recently voted to approve the Plans and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. They will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. A Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the ILA Service unitholders of the affected Portfolio, and all material amendments of a Plan must also be approved by the Trustees in the manner described above. A Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding ILA Service Units of the affected Portfolio. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees as described above or by a vote of a majority of the outstanding ILA Service Units of the affected Portfolio on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plans will benefit the Portfolios and holders of ILA Service Units of such Portfolios. In the Trustees' quarterly review of the Plans and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

DISTRIBUTION AND AUTHORIZED DEALER SERVICE PLANS (ILA CLASS B UNITS ONLY)

AUTHORIZED DEALER SERVICE PLAN
==============================

       As described in the Prospectus, the Prime Obligations Portfolio with respect to its ILA Class B Units has adopted a non-Rule 12b-1 Authorized Dealer Service Plan (an "Authorized Dealer Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for the provision of personal and account maintenance services. The Authorized Dealer Service Plan has been most recently approved by the Board of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Service Plan, at a meeting held on April 23, 1997. With respect to its ILA Class B Units, the Prime Obligations Portfolio's Authorized Dealer Service Plan provides for the compensation for personal and account maintenance services at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to ILA Class B Units.

     The Authorized Dealer Service Plan will remain in effect until June 1, 1998 and from year to year thereafter, provided that the continuance of such service plan is approved annually by a majority vote of the Trustees of the Trust, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Authorized Dealer Service Plan. All material amendments of the Authorized Dealer Service Plan must also be approved by the Trustees of the Trust in the manner described above. The Authorized Dealer Service Plan may be terminated at any time as to the Prime Obligations Portfolio without payment of any penalty by a vote of a majority of the non-interested Trustees of the Trust or by vote of a majority of the outstanding ILA Class B Units of the Prime Obligations Portfolio. The Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the

Authorized Dealer Service Plan will benefit the Prime Obligations Portfolio and its ILA Class B Unitholders.

     CLASS B DISTRIBUTION PLAN. As described in the Prospectus, the Trust has adopted, on behalf of the Prime Obligations Portfolio, a distribution plan (the "Class B Plan") pursuant to Rule 12b-1 under the Investment Company Act with respect to ILA Class B Units. See "Distribution and Authorized Dealer Service Plans" in the Prospectus.

     The Class B Plan was most recently approved on April 23, 1997 on behalf of the Trust by a majority vote of the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Class B Plan, cast in person at a meeting called for the purpose of approving the Class B Plan.

     With respect to the Prime Obligations Portfolio, the compensation payable under the Class B Plan is equal to 0.75% per annum of the average daily net assets attributable to ILA Class B Units of that Portfolio. The fees received by Goldman Sachs under the Class B Plan and contingent deferred sales charges on ILA Class B Units may be sold by Goldman Sachs as distributor to entities which provide financing for payments to Authorized Dealers in respect of sales of ILA Class B Units. To the extent such fee is not paid to such dealers, Goldman Sachs may retain such fee as compensation for its services and expenses of distributing the Prime Obligations Portfolio's ILA Class B Units. If such fee exceeds its expenses, Goldman Sachs may realize a profit from these arrangements.

     The Class B Plan is a compensation plan which provides for the payment of a specified distribution fee without regard to the distribution expenses actually incurred by Goldman Sachs. If the Class B Plan were terminated by the Trust's Board of Trustees and no successor plan were adopted, the Prime Obligations Portfolio would cease to make distribution payments to Goldman Sachs and Goldman Sachs would be unable to recover the amount of any of its unreimbursed distribution expenditures.

     Under the Class B Plan, Goldman Sachs, as distributor of the Portfolio's ILA Class B Units, will provide to the Board of Trustees for its review, and the Board will review at least quarterly, a written report of the services provided and amounts expended by Goldman Sachs under the Class B Plan and the purposes for which such services were performed and expenditures were made.

     The Class B Plan will remain in effect with respect to the Prime Obligations Portfolio from year to year, provided such continuance is approved annually by a majority vote of the Board of Trustees, including a majority of the non-interested Trustees. A Class B Plan may not be amended to increase materially the amount to be spent for the services described therein as to the Prime Obligations Portfolio without approval of a majority of the outstanding ILA Class B Unitholders of that Portfolio. All material amendments of the Class B Plan must also be approved by the Board of Trustees of the Trust in the manner described above. The Class B Plan may be terminated at any time without payment of any penalty by a vote of the majority of the non-interested Trustees or by vote of a majority of the ILA Class B Units of that Portfolio. So long as the Class B Plan is in effect, the selection and nomination of non-interested Trustees shall be committed to the discretion of the non-interested Trustees. The Trustees have determined that in their judgment there is a reasonable likelihood that the Class B Plan will benefit the Prime Obligations Portfolio and its respective ILA Class B Unitholders.

                     GOLDMAN SACHS MONEY MARKET FUNDS
                          FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606


----------------------------------------------------------------

             STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 1997.

                                 FST SHARES

----------------------------------------------------------------


Goldman Sachs Trust (the "Trust") is a no-load, open-end, diversified, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Plus Fund ("Plus Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, shareholders can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition/holdings, and guide shareholders through operational details. A Goldman Sachs client can also utilize the SMART(SM) personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Shares dated May 1, 1997, a copy of which may be obtained without charge by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                             TABLE OF CONTENTS


                                                   Page in
                                                Statement of
                                                 Additional
                                                Information
                                               -------------------


Investment Policies and Practices
      of the Funds                                   4
Investment Limitations                              17
Trustees and Officers                               21
The Adviser, Distributor and Transfer
  Agent                                             27
Portfolio Transactions                              30
Net Asset Value                                     32
Redemptions                                         34
Calculation of Yield Quotations                     35
Tax Information                                     38
Organization and Capitalization                     42
Custodian and Subcustodian                          47
Independent Accountants                             47
Financial Statements                                47
Appendix A (Description of Securities
  Ratings)                                         A-1

              INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic, or in the case of the Money Market and Plus Funds, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Prime Obligations Fund, Plus Fund and Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.

REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Instruments Fund) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds, (other than the Treasury Instruments Fund) together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------

Money Market Fund and Plus Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund and Plus Fund are restricted to purchasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issuers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------

Each of Prime Obligations Fund, Money Market Fund and Plus Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objective and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations, Money Market and Plus Funds' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Funds will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

As set forth above, several types of asset-backed and receivables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivablessm ("CARS(SM)") and interests in pools of credit card receivables. CARS(SM) represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Prime Obligations, Money Market or Plus Fund to dispose of any of their respective existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions distributions from which would be taxable to its shareholders. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid assets, as applicable by law having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments and in the event that such instruments are illiquid, the Funds' investments in such instruments will be subject to the limitation on illiquid securities.

Each Fund (other than Treasury Obligations, Government, Treasury Instruments Fund and Federal Funds) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidi-ty of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------

Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax.
A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------

In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell.

The Funds each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.


                        INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that
Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

Accordingly, the Trust may not on behalf of any Fund:

(1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.

(2) purchase securities if such purchase would cause more than 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, however there is no limitation with respect to, and each Fund (other than Money Market Fund and Plus
      Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of Money Market Fund and Plus Fund may concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of Money Market Fund and Plus Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(3) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreement in amounts up to 331/3% of its total assets (including the amount borrowed),
      (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

(4) make loans, except through (a) the purchase of debt obligations in accordance with each Funds investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8) issue senior securities to the extent such issuance would violate applicable law.

Each Fund may, notwithstanding any other fundamental restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Fund:

      (a) invest in companies for the purpose of exercising control or management.

      (b) invest more than 10% of a Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

      (c) purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

      (d)   make short sales of securities, except short sales against the box.



Pursuant to SEC Rule 2a-7, under the Investment Company Act, each fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). A Fund may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Each Fund, other than the Tax-Free Fund and Municipal Fund, may only purchase "First Tier Securities" as defined below. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities, are "Second Tier Securities". Pursuant to SEC Rule 2a-7 the foregoing operating policies are not applicable to Tax-Free Fund and Municipal Fund. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Fund's investment in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). "NRSROs" include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.


"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.

                           TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        ------------------


Ashok N. Bakhru, 53       Chairman        Executive Vice President -
1325 Ave. of Americas     & Trustee       Finance and Administration and
NY, NY  10019                             Chief Financial Officer, Coty Inc.
                                          (since April 1996); President, ABN
                                          Associates (since June 1994) Retired.
                                          Senior Vice President of Scott Paper
                                          until June 1994 Company; Director of
                                          Arkwright Mutual Insurance Company;
                                          Trustee of International House of
                                          Philadelphia; Member of Cornell
                                          University Council; Trustee of the
                                          Walnut Street Theater.


*David B. Ford, 51        Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General
New York, NY 10004                        Partner, Goldman Sachs (1986-1996);
                                          Co-Head of Goldman Sachs Asset
                                          Management (since December 1994).


*Douglas C. Grip, 35      Trustee         Vice President, Goldman Sachs
One New York Plaza        & President     (since May 1996);
New York, NY 10004                        President, MFS Retirement
                                          Services Inc., of Massachusetts
                                          Financial Services (prior thereto).



NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

John P. McNulty, 44       Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General New York,
NY  10004                                 Partner of Goldman Sachs (1990-1994
                                          and 1995-1996); Co-Head of Goldman
                                          Sachs Asset Management (since
                                          November 1995); Limited Partner of

                                          Goldman Sachs (1994 to November
                                          1995).


Mary P. McPherson, 60     Trustee         President of Bryn Mawr College
Taylor Hall                               (since 1978); Director of
Bryn Mawr College                         Josiah Macy, Jr, Foundation Bryn
Mawr, PA  19010                           (since 1977); director of the
                                          Philadelphia Contributionship (since
                                          1985); Director of Amherst College
                                          (since 1986); director of Dayton
                                          Hudson Corporation (since 1988);
                                          Director of the Spencer
                                          Foundation (since 1993); and member
                                          of PNC Advisory Board (since 1993).


*Alan A. Shuch, 48        Trustee         Limited Partner, Goldman Sachs
One New York Plaza                        (since 1994); Director and New York,
NY 10004                                  Vice President of Goldman Sachs Funds
                                          Management Inc. (from April 1990 to
                                          November 1994); President and Chief
                                          Operating Officer, GSAM (from
                                          September (1988 to November 1994).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

Jackson W. Smart, 66       Trustee        Chairman, Executive Committee, One
Northfield Plaza                          First Commonwealth, Inc. (a
#218                                      managed dental care company,
Northfield, IL 60093                      since January 1996); Chairman and
                                          Chief Executive Officer, MSP
                                          Communications Inc. (a company
                                          engaged in radio broadcasting) (since
                                          November 1988), Director, Federal
                                          Express Corporation (since 1976),
                                          Evanston Hospital Corporation (since
                                          1980), First Commonwealth, Inc.
                                          (since 1988) and North American
                                          Private Equity Group (a venture
                                          capital fund).

William H. Springer, 67    Trustee        Vice Chairman and Chief
701 Morningside Drive                     Financial and Administrative
Lake Forest, IL 60045                     Officer, (February 1987 to June 1991)
                                          of Ameritech (a telecommunications
                                          holding  company; Director,Walgreen
                                          Co. (a retail drug store business);
                                          Director of Baker, Fentress & Co. (a
                                          closed-end, non-diversified
                                          management investment company) (April
                                          1992 to present).


Richard P. Strubel, 57     Trustee        Managing Director, Tandem
70 West Madison St.                       Partners, Inc. (since 1990);
Suite 1400                                President and Chief Executive
Chicago, IL 60602                         Officer, Microdot, Inc.
                                          (a diversified manufacturer
                                          of fastening systems and
                                          connectors)(January 1984 to October
                                          1994).


*Scott M. Gilman, 37     Treasurer        Director, Mutual Funds Admin-
One New York Plaza                        istration, Goldman Sachs Asset
New York, NY                              Management (since April 1994);
10004                                     Assistant Treasurer, Goldman Sachs
                                          Funds Management, Inc.
                                          (since March 1993); Vice Pre-
                                          sident, Goldman Sachs (since
                                          March 1990).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------


*John M. Perlowski, 32   Assistant        Vice President, Goldman Sachs
One New York Plaza       Treasurer        (since July 1995); Director,
New York, NY                              Investors Bank and Trust,
10004                                     November 1993 to July 1995);
                                          Audit Manager of Arthur
                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50      Vice             Vice President of Goldman
4900 Sears Tower         President        Sachs (since June 1992);
Chicago, IL                               Director Shareholder Servicing
60606                                     (since June 1992).


*John W. Mosior, 58      Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        and Manager of Shareholder
Chicago, IL                               Servicing of GSAM (since
60606                                     November 1989).


*Nancy L. Mucker, 47     Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        (since April 1985); Manager of
Chicago, IL                               Shareholder Servicing of GSAM
60606                                     since November 1989).


*Michael J. Richman, 36  Secretary        Associate General Counsel of
85 Broad Street                           Goldman Sachs Asset Management
New York, NY                              (since February 1994); Vice
10004                                     President and Assistant General
                                          Counsel of Goldman Sachs (since June
                                          1992); Counsel to the Funds Group,
                                          GSAM (since June 1992); Partner, Hale
                                          and Dorr (September 1991 to June
                                          1992).


*Howard B. Surloff, 31   Assistant        Assistant General Counsel and
85 Broad Street          Secretary        Vice President, Goldman Sachs
New York, NY 10004                        (since November 1993 and May 1994,
                                          respectively ); Counsel to the Funds
                                          Group, Goldman Sachs Asset Management
                                          (since November 1993); Associate of
                                          Shereff Friedman,Hoffman & Goodman
                                          (prior thereto).

NAME, AGE                  POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST     DURING PAST 5 YEARS
-----------                ----------     -------------------

*Steven E. Hartstein, 33    Assistant     Legal Products Analyst,
85 Broad Street             Secretary     Goldman Sachs (June 1993 to
New York, NY 10004                        present); Funds Compliance Officer,
                                          Citibank Global Asset Management
                                          (August 1991 to June 1993).

*Deborah Robinson, 25       Assistant     Administrative Assistant,
85 Broad Street             Secretary     Goldman Sachs since
New York, NY 10004                        January 1994.  Formerly at
                                          Cleary Gottlieb, Steen and Hamilton.

*Kaysie P. Uniacke, 36      Assistant     Vice President and Senior
One New York Plaza          Secretary     Portfolio Manager, Goldman
New York, NY 10004                        Sachs Asset Management (since 1988).


*Elizabeth D.
  Anderson, 27              Assistant     Portfolio Manager, GSAM (since
One New York Plaza          Secretary     April 1996); Junior Portfolio
New York, NY 10004                        Manager, Goldman Sachs Asset
                                          Management (since 1993); Funds
                                          Trading Assistant, GSAM (1993-1995);
                                          Compliance Analyst, Prudential
                                          Insurance (1991-1993).

Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                                           Pension or                 Total
                                                           Retirement              Compensation
                                                           Benefits              from Goldman Sachs
                                     Aggregate             Accrued as             Mutual Funds
                                   Compensation            Part of                (including the
Name of Trustee                    from the Funds       Funds' Expenses              Funds)*
-----------------                  -------------        ---------------           ---------------
Paul C. Nagel, Jr.**                $_________              $0                    $_________
Ashok N. Bakhru                     $_________              $0                    $_________
Marcia L. Beck***                   $_________              $0                    $_________
David B. Ford                       $_________              $0                    $_________
Alan A. Shuch                       $_________              $0                    $_________
Jackson W. Smart                    $_________              $0                    $_________
William H. Springer                 $_________              $0                    $_________
Richard P. Strubel                  $_________              $0                    $_________

______________

      * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.

      **    Retired as of June 30, 1996.

      ***   Resigned as President and Trustee on May 1, 1996.

                THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER
-----------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Management Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, advisory fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Fund's annual total operating expenses (excluding fees of Service Organizations ) to
 .18% of average daily net assets.

The Trust, on behalf of each Fund, is responsible for all expenses other than those expressly borne by GSAM under the Funds' Management Agreement. The expenses borne by Shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Shares under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Shareholders and regulatory authorities, its proportionate share of the compensation and expenses of its "non-interest-ed" Trustees, and extraordinary expenses incurred by the Portfolios.


For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the management fee incurred by each Fund was as follows:


                            Dec. 1996       Dec. 1995         Dec. 1994
                            ---------       ---------         ---------
Prime Obligations Fund                      1,692,924         695,689(4)
Money Market Fund(1)                          211,326          64,294
Treasury Obligations Fund                     565,477         225,733(4)
Government Fund(2)                            263,804          50,687(4)
Tax Free Money Market Fund(3)                  25,151               0


------------------------------------------

(1)   Commenced operations May 18, 1994.
(2)   Commenced operations April 6, 1993.
(3)   Commenced operations July 19, 1994.

(4) The Information presented for the period ended December 31, 1994 reflects eleven months of operations.


GSAM has agreed that it will not impose a portion of its fee referred to above, pursuant to applicable contracts. Had such fees been imposed, the following additional fees would have been incurred by these Funds for the periods indicated:


                            Dec. 1996     Dec. 1995        Dec. 1994
                            ---------    -----------      ----------
Prime Obligations Fund                    $3,173,924      $1,609,383
Treasury Obligations Fund                  1,747,326         554,447
Government Fund(2)                           493,804         128,944
Money Market Fund(1)                       1,059,477         482,154
Tax Free Money Market Fund(3)                270,151          53,176


------------------------------------------

(1)   Commenced operations April 6, 1993.
(2)   Commenced operations May 18, 1994.
(3)   Commenced operations July 19, 1994.


The Management Agreement entered into on behalf of the Funds was most recently approved by the Trustees, including the "non-interested" Trustees, on April 23, 1997. The Management Agreement will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund (as defined in the Investment Company Act) and, in either case, by a majority of "non-interested" Trustees.

Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

In addition, GSAM assumed certain expenses related to the operations of each Fund during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expenses would have been incurred:


                            12/31/96      12/31/95      1/31/94
                            --------      --------      -------
Prime Obligations Fund                    $382,318        $ -0-
Money Market Fund                          420,234          N/A
Treasury Obligations                       280,395          -0-
Government Fund(1)                         197,008         98,125
Tax Free Money Market Fund                  83,376          N/A
__________________________
(1)   Commenced operations April 6, 1993

Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Management Agreement remains in effect. Each Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund or by either party upon sixty (60) days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

In managing the Tax-Free Money Market Fund, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

Under a previous Administration Agreement, GSAM administered each Fund's business affairs subjet to the supervision of the Trustees. GSAM received a separate account administration fee from the Fund with respect to such services.

      For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the amounts of account administration fees paid to GSAM by the Funds were as follows:


                            Dec. 1996           Dec. 1995        Dec. 1994(4)
                            ---------          -----------       ------------
Prime Obligations Fund                          $5,501,468        $2,789,597
Money Market Fund(1)                             3,024,701           835,827
Treasury Obligations Fund                        1,836,426           961,040
Government Fund(2)                                 855,927           193,154
Tax-Free Fund(3)                                   434,262            35,436

_______________

(1) Commenced operations May 18, 1994.
(2) Commenced operations April 6, 1993.
(3) Commenced operations July 19, 1994.
(4) The information presented for the period ended December 31, 1994 reflects eleven months of operations.

      Had fee reductions not been in effect, Government Fund would have paid account administration fees of $223,500 for the eleven months ended December 31,1994, and Tax-Free Fund would have paid account administration fees of $92,169 for the period from July 19, 1994 (commencement of operations) to December 31, 1994. The Money Market and Tax-Free Funds would have paid account administration fees of $3,028,701 and $468,262, respectively, for the period February 1, 1995 to January 31, 1996.

THE DISTRIBUTOR AND TRANSFER AGENT
----------------------------------

Goldman Sachs acts as principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on April 23, 1997. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs currently imposes no fees under its transfer agency agreement.

Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $___ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $___ billion in total assets.


                          PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another fund of the Trust or one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker-dealers: [insert names]

                              NET ASSET VALUE

The net asset value per share of each Fund (except for Government Fund and Treasury Obligations Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund and Treasury Obligations Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Trustees has determined to be in the best interests of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trustees, at such intervals as it deems appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it will take such corrective action as it regards to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees has the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determines present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of credi-tors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

A FST shareholder of any Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Fund by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by State Street. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.


                      CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for each class of a Fund's shares. Each class of Share is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield=[(base period return + 1)] - 1.

Treasury Instruments, Federal Tax-Free and Municipal Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

      The yield, effective yield and tax-equivalent yield of each Fund, with respect to FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended December 31, 1996 were as follows:


                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A


Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent."

In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund for the same period would have been as follows:



                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

From time to time any Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or potential benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services that GSAM and/or its affiliates provide in support of an asset allocation program.


                              TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Fund distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund.

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not including shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds", if any, received by a Fund may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition tax-exempt distributions of a Fund may be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, any distributions of income from such investments will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. Each Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.
Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

Money Market Fund and/or Plus Fund may be subject to foreign withholding or other foreign taxes with respect to its investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and the applicable Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although neither Fund anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by either Fund, that Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders.
Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number or with certain certifications required by the Internal Revenue Service or if the Internal

Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder on the shareholder's federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to determine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Assuming that each Fund qualifies as a regulated investment company for federal income tax purposes, each Fund, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts.

The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S.

person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund or to backup withholding on certain payments if a current IRS Form W-8 or acceptable substitute is not on file with the Funds.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangibles tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.


                      ORGANIZATION AND CAPITALIZATION

Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated December 6, 1978, and reorganized, as part of Goldman Sachs Trust, as a Delaware business trust, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Board of Trustees has authority under the Declaration of Trust to create and classify shares of beneficial interest in separate series without further action by shareholders. The Declaration of Trust further authorizes the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes.  The Board of Trustees has authorized the issuance of up to four
classes of shares of each of the Funds:   FST Shares, FST Service Shares, FST
Administration Shares and FST Preferred Shares.

Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents an equal proportionate interest in the assets belonging to such Fund. It is contemplated that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintain account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares of a Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of a Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compensation with respect to different classes of shares of a Fund. FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the four classes of shares are identical. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

Each FST Share, FST Service Share, FST Administration Share and FST Preferred Share of a Fund is entitled to one vote per share; however, separate votes will be taken by the Fund or class (or by more than one fund of the Trust or class voting as a single class if similarly affected) on matters affecting only the Fund or class (or those affected Funds or classes) or as otherwise required by law. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and non-assessable. The Declaration of Trust provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of shareholders. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

As of April ____, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Money Market Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund: [update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: [update].

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

The Trust is an entity of the type commonly known as a "Delaware business trust", which is the form in which many mutual funds are organized.

Under Delaware law, the shareholders of the Delaware Trust are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware law provides that a Fund will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust of the Delaware Trust contains express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust of the Delaware Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy and judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

On any matter submitted to a vote of the Shareholders of the Trust, all Shares shall be voted in the aggregate not by individual Fund or Class, except (a) when required by the 1940 Act, Shares shall be voted by individual Fund or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Fund or Class, then only the Shareholders of all such Fund or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Shareholders, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Shares owned times Net Asset Value per share of such Fund or Class, as applicable) shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

In connection with the establishment of one or more Funds or Classes, the Trustees establishing such Funds or Class may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Funds or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Fund or Class of the Trust. To the extent provided by the Trustee in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees with respect to such Fund or Class, but may have no power or authority with respect to any other Fund or Class. Shareholders for a Fund or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

Upon the vote of a majority of the Shares Outstanding and entitled to vote of the Trust or of each Fund to be affected, the

Trustees may (i) sell and convey all or substantially all of the assets of all Funds or any affected Fund or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Fund thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Fund, and which may include shares of or interests in such Fund, entity, or Fund thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Funds or any affected Fund. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Shares of the Trust or any Fund if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust or Fund is not in the best interests of the Trust, such Fund, or their respective Shareholders. Also, the Trustees may, without shareholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Fund thereof, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Shareholder approval, invest all or a portion of the assets of any Fund, or dispose of all or a portion of the assets of any Fund, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Shareholder approval unless such approval is required by applicable law, cause a Fund that is organized in the master/feeder fund structure to withdraw or redeem into assets from the master fund and cause such Fund to invest its assets directly in securities and other financial instruments or in another master fund.

In addition to the requirements set forth in Section 3816 of the Delaware Business Trust Act, the Declaration of Trust provides that a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

      (a) Shareholders eligible to bring such derivative action under the Delaware Business Trust Act who hold at least 10% of the Outstanding Shares of the Trust, or 10% of the Outstanding Shares of the Fund or Class to which such action relates, shall join in the request of the Trustees to commence such action; and

      (b) the Trustees may be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.



                        CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of each Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Funds.


                          INDEPENDENT ACCOUNTANTS

________________, independent public accounts, One International Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, __________________ prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                            FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1996 the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1996 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                                APPENDIX A

                     DESCRIPTION OF SECURITIES RATINGS*

MOODY'S INVESTORS SERVICE, INC.

Bond Ratings
------------

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

Moody's applies numerical modifiers, 1, 2, and 3 in the Aa category. The modifier 1 indicates that the obligation ranks in the higher end of the Aa category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of the Aa category.


----------------------------------------------------------------

* The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Portfolios' taxable year end.

Short-Term Ratings
------------------

P-1: Issuers have a superior ability for repayment of senior short-term promissory obligations. Prime-1 or P-1 repayment ability will normally be evidenced by many of the following characteristics:

      .     Leading market positions in well established industries.

      .     High rates of return on funds employed.

      . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      . Well established access to a range of financial markets and assured sources of alternate liquidity.

P-2: Issuers have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

State and Municipal Obligations
-------------------------------

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. Symbols used will be as follows:

MIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met VMIG-1, and VMIG-2 ratings carry the same definitions as MIG-1, and MIG-2, respectively.


STANDARD & POOR'S RATINGS GROUP

Bond Ratings
------------

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

PLUS (+) OR MINUS (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA category.

Short-Term Ratings
------------------

A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation is the highest category and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus
( + ) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Municipal Notes
---------------

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

      . Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

      . Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


      Note rating symbols are as follows:

SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, S&P's note rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").


DUFF & PHELPS, INC.

Bond Ratings
------------

AAA: Long-term fixed income securities which are rated AAA are judged to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA: Long-term fixed income securities which are rated AA are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Duff & Phelps applies modifiers, AA+ and AA- in the AA category for long-term fixed securities. The modifier AA+ indicates that the security ranks in the higher end of the AA category: the modifier AA indicates a mid-range ranking; and the modifier AA- indicates that the issue ranks in the lower end of the AA category.


Short-Term Ratings
------------------

D-1: Commercial paper and certificates of deposit rated Duff 1 are considered to have a very high certainty of timely payment. Liquidity factors are considered excellent and are supported by strong fundamental protection factors. Risk factors are minor.

D-2: Commercial paper and certificates of deposit rated Duff 2 are considered to have a good certainty of timely payment. Liquidity factors and company fundamentals are considered sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good and risk factors are small.

Duff & Phelps applies a plus and minus rating scale, D-1+, D-1 and D-1- in the Duff 1 top grade category for commercial paper and certificates of deposit.
The rating D-1+ indicates that the security has the highest certainty of timely payment, short-term liquidity is clearly outstanding and safety is just below risk-free U.S. Treasury short-term obligations; the rating D-1 indicates a very high certainty of timely payment, liquidity factors are excellent and risk factors are minimal; and the rating D-1- indicates a high certainty of timely payment, liquidity factors are strong and risk factors are very small.


FITCH INVESTORS SERVICE CORP.

AAA: Bonds which are rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay its obligations, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds which are rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

Fitch applies plus (" + ") and minus (" - ") modifiers in the AA category to indicate the relative position of a credit within the rating category. The modifier AA+ indicates that the security ranks at the higher end of the AA category than a security rated AA or AA- .

Eligible Fitch ratings for short-term debt obligations payable on demand or with original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes may be rated F-1 or F-2.

F-1: Short-term debt obligations rated F-1 are considered to be of very strong credit quality. Those issues determined to possess exceptionally strong credit quality and having the strongest degree of assurance for timely payment will be denoted with a plus ("+") sign designation.

F-2: Short-term debt obligations rated F-2 are considered to be of good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

IBCA LIMITED AND IBCA INC.

A1: Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus ("+") sign is added to those issues determined to possess the highest capacity for timely payment.

A2: Short-term obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

THOMSON BANKWATCH, INC.

AAA: The highest category; indicates a superior ability to repay principal and interest on a timely basis is very high.

AA:   The second highest category; indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

Ratings in the AA Long-Term Debt category may include a plus (+) or minus (-) designation which indicates where within the respective category the issue is placed.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal and interest.

TBW-1: The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

--------------------------------------------------------------------------------

             STATEMENT OF ADDITIONAL INFORMATION - MAY 1,  1997
                           FST ADMINISTRATION SHARES

--------------------------------------------------------------------------------

Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Administration Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Plus Fund ("Plus Fund"), Financial Square Money Market Fund ("Money Market Fund"), Finan cial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Finan cial Square Municipal Money Market Fund ("Municipal Fund") (indi vidually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser . Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corpo rate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset alloca tion, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART(SM) personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses relating to FST Administration Shares dated May 1, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                                   Page in
                                                 Statement of
                                                  Additional
                                                  Information
                                                  -----------

Investment Policies and Practices of the Funds..        4
Investment Limitations..........................       17
Trustees and Officers...........................       21
The Adviser,  Distributor
 and Transfer Agent.............................       27
Portfolio Transactions..........................       30
Net Asset Value.................................       32
Redemptions.....................................       34
Calculation of Yield Quotations.................       35
Tax Information.................................       38
Organization and Capitalization.................       42
Custodian and Subcustodian......................       47
Independent Accountants.........................       47
Financial Statements............................       47
Administration Plan.............................       48
Appendix A (Description of Securities Ratings)..      A-1

              INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic, or in the case of the Money Market and Plus Funds, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Prime Obligations Fund, Plus Fund and Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.

REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Instruments Fund) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds, (other than the Treasury Instruments Fund) together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------

Money Market Fund and Plus Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund and Plus Fund are restricted to purchasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issuers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------

Each of Prime Obligations Fund, Money Market Fund and Plus Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objective and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations, Money Market and Plus Funds' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Funds will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

As set forth above, several types of asset-backed and receivables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivablessm ("CARS(SM)") and interests in pools of credit card receivables. CARS(SM) represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Prime Obligations, Money Market or Plus Fund to dispose of any of their respective existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions distributions from which would be taxable to its shareholders. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid assets, as applicable by law having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments and in the event that such instruments are illiquid, the Funds' investments in such instruments will be subject to the limitation on illiquid securities.

Each Fund (other than Treasury Obligations, Government, Treasury Instruments Fund and Federal Funds) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidi-ty of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------

Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax.
A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------

In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell.

The Funds each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.


                        INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that
Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

Accordingly, the Trust may not on behalf of any Fund:

(1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.

(2) purchase securities if such purchase would cause more than 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, however there is no limitation with respect to, and each Fund (other than Money Market Fund and Plus
      Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of Money Market Fund and Plus Fund may concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of Money Market Fund and Plus Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(3) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreement in amounts up to 331/3% of its total assets (including the amount borrowed),
      (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

(4) make loans, except through (a) the purchase of debt obligations in accordance with each Funds investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8) issue senior securities to the extent such issuance would violate applicable law.

Each Fund may, notwithstanding any other fundamental restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Fund:

      (a) invest in companies for the purpose of exercising control or management.

      (b) invest more than 10% of a Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

      (c) purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

      (d)   make short sales of securities, except short sales against the box.



Pursuant to SEC Rule 2a-7, under the Investment Company Act, each fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). A Fund may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Each Fund, other than the Tax-Free Fund and Municipal Fund, may only purchase "First Tier Securities" as defined below. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities, are "Second Tier Securities". Pursuant to SEC Rule 2a-7 the foregoing operating policies are not applicable to Tax-Free Fund and Municipal Fund. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Fund's investment in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). "NRSROs" include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.

                           TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        ------------------


Ashok N. Bakhru, 53       Chairman        Executive Vice President -
1325 Ave. of Americas     & Trustee       Finance and Administration and
NY, NY  10019                             Chief Financial Officer, Coty Inc.
                                          (since April 1996); President, ABN
                                          Associates (since June 1994) Retired.
                                          Senior Vice President of Scott Paper
                                          until June 1994 Company; Director of
                                          Arkwright Mutual Insurance Company;
                                          Trustee of International House of
                                          Philadelphia; Member of Cornell
                                          University Council; Trustee of the
                                          Walnut Street Theater.


*David B. Ford, 51        Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General
New York, NY 10004                        Partner, Goldman Sachs (1986-1996);
                                          Co-Head of Goldman Sachs Asset
                                          Management (since December 1994).


*Douglas C. Grip, 35      Trustee         Vice President, Goldman Sachs
One New York Plaza        & President     (since May 1996);
New York, NY 10004                        President, MFS Retirement
                                          Services Inc., of Massachusetts
                                          Financial Services (prior thereto).



NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

John P. McNulty, 44       Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General New York,
NY  10004                                 Partner of Goldman Sachs (1990-1994
                                          and 1995-1996); Co-Head of Goldman
                                          Sachs Asset Management (since
                                          November 1995); Limited Partner of

                                          Goldman Sachs (1994 to November
                                          1995).


Mary P. McPherson, 60     Trustee         President of Bryn Mawr College
Taylor Hall                               (since 1978); Director of
Bryn Mawr College                         Josiah Macy, Jr, Foundation Bryn
Mawr, PA  19010                           (since 1977); director of the
                                          Philadelphia Contributionship (since
                                          1985); Director of Amherst College
                                          (since 1986); director of Dayton
                                          Hudson Corporation (since 1988);
                                          Director of the Spencer
                                          Foundation (since 1993); and member
                                          of PNC Advisory Board (since 1993).


*Alan A. Shuch, 48        Trustee         Limited Partner, Goldman Sachs
One New York Plaza                        (since 1994); Director and New York,
NY 10004                                  Vice President of Goldman Sachs Funds
                                          Management Inc. (from April 1990 to
                                          November 1994); President and Chief
                                          Operating Officer, GSAM (from
                                          September (1988 to November 1994).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

Jackson W. Smart, 66       Trustee        Chairman, Executive Committee, One
Northfield Plaza                          First Commonwealth, Inc. (a
#218                                      managed dental care company,
Northfield, IL 60093                      since January 1996); Chairman and
                                          Chief Executive Officer, MSP
                                          Communications Inc. (a company
                                          engaged in radio broadcasting) (since
                                          November 1988), Director, Federal
                                          Express Corporation (since 1976),
                                          Evanston Hospital Corporation (since
                                          1980), First Commonwealth, Inc.
                                          (since 1988) and North American
                                          Private Equity Group (a venture
                                          capital fund).

William H. Springer, 67    Trustee        Vice Chairman and Chief
701 Morningside Drive                     Financial and Administrative
Lake Forest, IL 60045                     Officer, (February 1987 to June 1991)
                                          of Ameritech (a telecommunications
                                          holding  company; Director,Walgreen
                                          Co. (a retail drug store business);
                                          Director of Baker, Fentress & Co. (a
                                          closed-end, non-diversified
                                          management investment company) (April
                                          1992 to present).


Richard P. Strubel, 57     Trustee        Managing Director, Tandem
70 West Madison St.                       Partners, Inc. (since 1990);
Suite 1400                                President and Chief Executive
Chicago, IL 60602                         Officer, Microdot, Inc.
                                          (a diversified manufacturer
                                          of fastening systems and
                                          connectors)(January 1984 to October
                                          1994).


*Scott M. Gilman, 37     Treasurer        Director, Mutual Funds Admin-
One New York Plaza                        istration, Goldman Sachs Asset
New York, NY                              Management (since April 1994);
10004                                     Assistant Treasurer, Goldman Sachs
                                          Funds Management, Inc.
                                          (since March 1993); Vice Pre-
                                          sident, Goldman Sachs (since
                                          March 1990).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------


*John M. Perlowski, 32   Assistant        Vice President, Goldman Sachs
One New York Plaza       Treasurer        (since July 1995); Director,
New York, NY                              Investors Bank and Trust,
10004                                     November 1993 to July 1995);
                                          Audit Manager of Arthur
                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50      Vice             Vice President of Goldman
4900 Sears Tower         President        Sachs (since June 1992);
Chicago, IL                               Director Shareholder Servicing
60606                                     (since June 1992).


*John W. Mosior, 58      Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        and Manager of Shareholder
Chicago, IL                               Servicing of GSAM (since
60606                                     November 1989).


*Nancy L. Mucker, 47     Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        (since April 1985); Manager of
Chicago, IL                               Shareholder Servicing of GSAM
60606                                     since November 1989).


*Michael J. Richman, 36  Secretary        Associate General Counsel of
85 Broad Street                           Goldman Sachs Asset Management
New York, NY                              (since February 1994); Vice
10004                                     President and Assistant General
                                          Counsel of Goldman Sachs (since June
                                          1992); Counsel to the Funds Group,
                                          GSAM (since June 1992); Partner, Hale
                                          and Dorr (September 1991 to June
                                          1992).


*Howard B. Surloff, 31   Assistant        Assistant General Counsel and
85 Broad Street          Secretary        Vice President, Goldman Sachs
New York, NY 10004                        (since November 1993 and May 1994,
                                          respectively ); Counsel to the Funds
                                          Group, Goldman Sachs Asset Management
                                          (since November 1993); Associate of
                                          Shereff Friedman,Hoffman & Goodman
                                          (prior thereto).

NAME, AGE                  POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST     DURING PAST 5 YEARS
-----------                ----------     -------------------

*Steven E. Hartstein, 33    Assistant     Legal Products Analyst,
85 Broad Street             Secretary     Goldman Sachs (June 1993 to
New York, NY 10004                        present); Funds Compliance Officer,
                                          Citibank Global Asset Management
                                          (August 1991 to June 1993).

*Deborah Robinson, 25       Assistant     Administrative Assistant,
85 Broad Street             Secretary     Goldman Sachs since
New York, NY 10004                        January 1994.  Formerly at
                                          Cleary Gottlieb, Steen and Hamilton.

*Kaysie P. Uniacke, 36      Assistant     Vice President and Senior
One New York Plaza          Secretary     Portfolio Manager, Goldman
New York, NY 10004                        Sachs Asset Management (since 1988).


*Elizabeth D.
  Anderson, 27              Assistant     Portfolio Manager, GSAM (since
One New York Plaza          Secretary     April 1996); Junior Portfolio
New York, NY 10004                        Manager, Goldman Sachs Asset
                                          Management (since 1993); Funds
                                          Trading Assistant, GSAM (1993-1995);
                                          Compliance Analyst, Prudential
                                          Insurance (1991-1993).

Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                                           Pension or                 Total
                                                           Retirement              Compensation
                                                           Benefits              from Goldman Sachs
                                     Aggregate             Accrued as             Mutual Funds
                                   Compensation            Part of                (including the
Name of Trustee                    from the Funds       Funds' Expenses              Funds)*
-----------------                  -------------        ---------------           ---------------
Paul C. Nagel, Jr.**                $_________              $0                    $_________
Ashok N. Bakhru                     $_________              $0                    $_________
Marcia L. Beck***                   $_________              $0                    $_________
David B. Ford                       $_________              $0                    $_________
Alan A. Shuch                       $_________              $0                    $_________
Jackson W. Smart                    $_________              $0                    $_________
William H. Springer                 $_________              $0                    $_________
Richard P. Strubel                  $_________              $0                    $_________

______________

      * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.

      **    Retired as of June 30, 1996.

      ***   Resigned as President and Trustee on May 1, 1996.

                THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER
-----------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Management Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, advisory fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Fund's annual total operating expenses (excluding fees of Service Organizations ) to
 .18% of average daily net assets.

The Trust, on behalf of each Fund, is responsible for all expenses other than those expressly borne by GSAM under the Funds' Management Agreement. The expenses borne by Shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Shares under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Shareholders and regulatory authorities, its proportionate share of the compensation and expenses of its "non-interest-ed" Trustees, and extraordinary expenses incurred by the Portfolios.


For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the management fee incurred by each Fund was as follows:


                            Dec. 1996       Dec. 1995         Dec. 1994
                            ---------       ---------         ---------
Prime Obligations Fund                      1,692,924         695,689(4)
Money Market Fund(1)                          211,326          64,294
Treasury Obligations Fund                     565,477         225,733(4)
Government Fund(2)                            263,804          50,687(4)
Tax Free Money Market Fund(3)                  25,151               0


------------------------------------------

(1)   Commenced operations May 18, 1994.
(2)   Commenced operations April 6, 1993.
(3)   Commenced operations July 19, 1994.

(4) The Information presented for the period ended December 31, 1994 reflects eleven months of operations.


GSAM has agreed that it will not impose a portion of its fee referred to above, pursuant to applicable contracts. Had such fees been imposed, the following additional fees would have been incurred by these Funds for the periods indicated:


                            Dec. 1996     Dec. 1995        Dec. 1994
                            ---------    -----------      ----------
Prime Obligations Fund                    $3,173,924      $1,609,383
Treasury Obligations Fund                  1,747,326         554,447
Government Fund(2)                           493,804         128,944
Money Market Fund(1)                       1,059,477         482,154
Tax Free Money Market Fund(3)                270,151          53,176


------------------------------------------

(1)   Commenced operations April 6, 1993.
(2)   Commenced operations May 18, 1994.
(3)   Commenced operations July 19, 1994.


The Management Agreement entered into on behalf of the Funds was most recently approved by the Trustees, including the "non-interested" Trustees, on April 23, 1997. The Management Agreement will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund (as defined in the Investment Company Act) and, in either case, by a majority of "non-interested" Trustees.

Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

In addition, GSAM assumed certain expenses related to the operations of each Fund during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expenses would have been incurred:


                            12/31/96      12/31/95      1/31/94
                            --------      --------      -------
Prime Obligations Fund                    $382,318        $ -0-
Money Market Fund                          420,234          N/A
Treasury Obligations                       280,395          -0-
Government Fund(1)                         197,008         98,125
Tax Free Money Market Fund                  83,376          N/A
__________________________
(1)   Commenced operations April 6, 1993

Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Management Agreement remains in effect. Each Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund or by either party upon sixty (60) days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

In managing the Tax-Free Money Market Fund, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

Under a previous Administration Agreement, GSAM administered each Fund's business affairs subjet to the supervision of the Trustees. GSAM received a separate account administration fee from the Fund with respect to such services.

      For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the amounts of account administration fees paid to GSAM by the Funds were as follows:


                            Dec. 1996           Dec. 1995        Dec. 1994(4)
                            ---------          -----------       ------------
Prime Obligations Fund                          $5,501,468        $2,789,597
Money Market Fund(1)                             3,024,701           835,827
Treasury Obligations Fund                        1,836,426           961,040
Government Fund(2)                                 855,927           193,154
Tax-Free Fund(3)                                   434,262            35,436

_______________

(1) Commenced operations May 18, 1994.
(2) Commenced operations April 6, 1993.
(3) Commenced operations July 19, 1994.
(4) The information presented for the period ended December 31, 1994 reflects eleven months of operations.

      Had fee reductions not been in effect, Government Fund would have paid account administration fees of $223,500 for the eleven months ended December 31,1994, and Tax-Free Fund would have paid account administration fees of $92,169 for the period from July 19, 1994 (commencement of operations) to December 31, 1994. The Money Market and Tax-Free Funds would have paid account administration fees of $3,028,701 and $468,262, respectively, for the period February 1, 1995 to January 31, 1996.

THE DISTRIBUTOR AND TRANSFER AGENT
----------------------------------

Goldman Sachs acts as principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on April 23, 1997. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs currently imposes no fees under its transfer agency agreement.

Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $___ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $___ billion in total assets.


                          PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another fund of the Trust or one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker-dealers: [insert names]

                              NET ASSET VALUE

The net asset value per share of each Fund (except for Government Fund and Treasury Obligations Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund and Treasury Obligations Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Trustees has determined to be in the best interests of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trustees, at such intervals as it deems appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it will take such corrective action as it regards to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees has the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determines present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of credi-tors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

A FST shareholder of any Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Fund by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by State Street. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.


                      CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for each class of a Fund's shares. Each class of Share is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield=[(base period return + 1)] - 1.

Treasury Instruments, Federal Tax-Free and Municipal Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

      The yield, effective yield and tax-equivalent yield of each Fund, with respect to FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended December 31, 1996 were as follows:


                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A


Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent."

In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund for the same period would have been as follows:



                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

From time to time any Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or potential benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services that GSAM and/or its affiliates provide in support of an asset allocation program.


                              TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Fund distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund.

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not including shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds", if any, received by a Fund may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition tax-exempt distributions of a Fund may be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, any distributions of income from such investments will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. Each Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.
Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

Money Market Fund and/or Plus Fund may be subject to foreign withholding or other foreign taxes with respect to its investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and the applicable Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although neither Fund anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by either Fund, that Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders.
Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number or with certain certifications required by the Internal Revenue Service or if the Internal

Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder on the shareholder's federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to determine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Assuming that each Fund qualifies as a regulated investment company for federal income tax purposes, each Fund, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts.

The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S.

person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund or to backup withholding on certain payments if a current IRS Form W-8 or acceptable substitute is not on file with the Funds.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangibles tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.


                      ORGANIZATION AND CAPITALIZATION

Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated December 6, 1978, and reorganized, as part of Goldman Sachs Trust, as a Delaware business trust, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Board of Trustees has authority under the Declaration of Trust to create and classify shares of beneficial interest in separate series without further action by shareholders. The Declaration of Trust further authorizes the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes.  The Board of Trustees has authorized the issuance of up to four
classes of shares of each of the Funds:   FST Shares, FST Service Shares, FST
Administration Shares and FST Preferred Shares.

Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents an equal proportionate interest in the assets belonging to such Fund. It is contemplated that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintain account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares of a Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of a Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compensation with respect to different classes of shares of a Fund. FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the four classes of shares are identical. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

Each FST Share, FST Service Share, FST Administration Share and FST Preferred Share of a Fund is entitled to one vote per share; however, separate votes will be taken by the Fund or class (or by more than one fund of the Trust or class voting as a single class if similarly affected) on matters affecting only the Fund or class (or those affected Funds or classes) or as otherwise required by law. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and non-assessable. The Declaration of Trust provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of shareholders. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

As of April ____, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Money Market Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund: [update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: [update].

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

The Trust is an entity of the type commonly known as a "Delaware business trust", which is the form in which many mutual funds are organized.

Under Delaware law, the shareholders of the Delaware Trust are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware law provides that a Fund will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust of the Delaware Trust contains express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust of the Delaware Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy and judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

On any matter submitted to a vote of the Shareholders of the Trust, all Shares shall be voted in the aggregate not by individual Fund or Class, except (a) when required by the 1940 Act, Shares shall be voted by individual Fund or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Fund or Class, then only the Shareholders of all such Fund or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Shareholders, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Shares owned times Net Asset Value per share of such Fund or Class, as applicable) shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

In connection with the establishment of one or more Funds or Classes, the Trustees establishing such Funds or Class may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Funds or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Fund or Class of the Trust. To the extent provided by the Trustee in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees with respect to such Fund or Class, but may have no power or authority with respect to any other Fund or Class. Shareholders for a Fund or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

Upon the vote of a majority of the Shares Outstanding and entitled to vote of the Trust or of each Fund to be affected, the

Trustees may (i) sell and convey all or substantially all of the assets of all Funds or any affected Fund or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Fund thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Fund, and which may include shares of or interests in such Fund, entity, or Fund thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Funds or any affected Fund. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Shares of the Trust or any Fund if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust or Fund is not in the best interests of the Trust, such Fund, or their respective Shareholders. Also, the Trustees may, without shareholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Fund thereof, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Shareholder approval, invest all or a portion of the assets of any Fund, or dispose of all or a portion of the assets of any Fund, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Shareholder approval unless such approval is required by applicable law, cause a Fund that is organized in the master/feeder fund structure to withdraw or redeem into assets from the master fund and cause such Fund to invest its assets directly in securities and other financial instruments or in another master fund.

In addition to the requirements set forth in Section 3816 of the Delaware Business Trust Act, the Declaration of Trust provides that a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

      (a) Shareholders eligible to bring such derivative action under the Delaware Business Trust Act who hold at least 10% of the Outstanding Shares of the Trust, or 10% of the Outstanding Shares of the Fund or Class to which such action relates, shall join in the request of the Trustees to commence such action; and

      (b) the Trustees may be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.



                        CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of each Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Funds.


                          INDEPENDENT ACCOUNTANTS

________________, independent public accounts, One International Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, __________________ prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                            FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1996 the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1996 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                              ADMINISTRATION PLAN

     The Trust, on behalf of each Fund, has adopted an adminis tration plan (the "Plan") with respect to the FST Administration Shares which authorizes the Funds to compensate Service Organiza tions for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, will enter into agreements with Service Organizations which purchase FST Administration Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organi zations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Administration Shares, (c) answer questions and handle correspon dence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Administra tion Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, and (e) issue confirmations for transactions in shares by customers. As compensation for such services, each Fund will pay each Service Organization an administration fee in an amount up to .25% (on an annualized basis) of the average daily net assets of the FST Administration Shares of such Fund attributable to or held in the name of such Service Organization.

     For the fiscal year ended December 31, 1996, December 31, 1995 and the eleven months ended December 31, 1994, with respect to each Fund, the amount of administration fees paid by each Fund to Service Organizations was as follows:


                           Dec.1996   Dec. 1995    Dec.
                           --------   ---------    -----
1994
----
Prime Obligations Fund/(1)(6)/          $318,346   $139,235
Money Market Fund/(2)/                   283,241     78,743
Treasury Obligations Fund/(3)(6)/        457,071     79,171
Government Fund/(4)(6)/                  131,629     83,036
Tax Free Fund/(5)/                        32,166      1,800

---------------

(1) FST Administration Share activity commenced November 2, 1992.
(2) FST Administration Share activity commenced May 20, 1994.
(3) FST Administration Share activity commenced January 21, 1993.
(4) FST Administration Share activity commenced September 1, 1993.
(5) FST Administration Share activity commenced August 1, 1994.
(6) The information presented for the period ended December 31, 1994 reflects the eleven months of operations.

     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Adminis tration Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advis ers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Administration Shares. In addition, under some state securities laws, banks and other financial institutions purchas ing FST Administration Shares on behalf of their customers may be required to register as dealers.


     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereaf ter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

     The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Administration Shareholders of each Fund, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Administration Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Administration Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Administration Shares of such Fund.
In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                       GOLDMAN SACHS MONEY MARKET FUNDS
                            FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

----------------------------------------------------------------

             STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 1997.
                             FST SERVICE SHARES
----------------------------------------------------------------

Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Service Shares of Financial Square Prime Obligations Fund ("Prime Obligations Fund"), Financial Square Money Market Plus Fund ("Plus Fund"), Financial Square Money Market Fund ("Money Market Fund"), Financial Square Treasury Obligations Fund ("Treasury Obligations Fund"), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund"), Financial Square Government Fund ("Government Fund"), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax-Free Money Market Fund ("Tax-Free Fund") and Financial Square Municipal Money Market Fund ("Municipal Fund") (individually, a "Fund" and collectively the "Funds").

Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser. Goldman Sachs serves as the Funds' distributor and transfer agent.

The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information.
The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART(SM) personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses relating to FST Service Shares dated May 1, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                             TABLE OF CONTENTS


                                                          Page in
                                                       Statement of
                                                        Additional
                                                       Information
                                                      -----------------

Investment Policies and Practices of the
      Funds ...........................................       4
Investment Limitations.................................      17
Trustees and Officers..................................      21
The Adviser, Distributor
      and Transfer Agent...............................      27
Portfolio Transactions.................................      30
Net Asset Value........................................      32
Redemptions............................................      34
Calculation of Yield Quotations........................      35
Tax Information........................................      38
Organization and Capitalization........................      42
Custodian and Subcustodian.............................      47
Independent Accountants................................      47
Financial Statements...................................      47
Service Plan...........................................      48
Appendix A (Description of Securities
      Ratings).........................................A-1

              INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic, or in the case of the Money Market and Plus Funds, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Prime Obligations Fund, Plus Fund and Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.

REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Instruments Fund) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds, (other than the Treasury Instruments Fund) together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------

Money Market Fund and Plus Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund and Plus Fund are restricted to purchasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issuers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------

Each of Prime Obligations Fund, Money Market Fund and Plus Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objective and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations, Money Market and Plus Funds' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Funds will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

As set forth above, several types of asset-backed and receivables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivablessm ("CARS(SM)") and interests in pools of credit card receivables. CARS(SM) represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Prime Obligations, Money Market or Plus Fund to dispose of any of their respective existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions distributions from which would be taxable to its shareholders. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid assets, as applicable by law having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments and in the event that such instruments are illiquid, the Funds' investments in such instruments will be subject to the limitation on illiquid securities.

Each Fund (other than Treasury Obligations, Government, Treasury Instruments Fund and Federal Funds) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidi-ty of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------

Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax.
A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------

In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell.

The Funds each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.


                        INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that
Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

Accordingly, the Trust may not on behalf of any Fund:

(1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.

(2) purchase securities if such purchase would cause more than 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, however there is no limitation with respect to, and each Fund (other than Money Market Fund and Plus
      Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of Money Market Fund and Plus Fund may concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of Money Market Fund and Plus Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(3) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreement in amounts up to 331/3% of its total assets (including the amount borrowed),
      (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

(4) make loans, except through (a) the purchase of debt obligations in accordance with each Funds investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8) issue senior securities to the extent such issuance would violate applicable law.

Each Fund may, notwithstanding any other fundamental restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Fund:

      (a) invest in companies for the purpose of exercising control or management.

      (b) invest more than 10% of a Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

      (c) purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

      (d)   make short sales of securities, except short sales against the box.



Pursuant to SEC Rule 2a-7, under the Investment Company Act, each fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). A Fund may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Each Fund, other than the Tax-Free Fund and Municipal Fund, may only purchase "First Tier Securities" as defined below. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities, are "Second Tier Securities". Pursuant to SEC Rule 2a-7 the foregoing operating policies are not applicable to Tax-Free Fund and Municipal Fund. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Fund's investment in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). "NRSROs" include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.


"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.

                           TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        ------------------


Ashok N. Bakhru, 53       Chairman        Executive Vice President -
1325 Ave. of Americas     & Trustee       Finance and Administration and
NY, NY  10019                             Chief Financial Officer, Coty Inc.
                                          (since April 1996); President, ABN
                                          Associates (since June 1994) Retired.
                                          Senior Vice President of Scott Paper
                                          until June 1994 Company; Director of
                                          Arkwright Mutual Insurance Company;
                                          Trustee of International House of
                                          Philadelphia; Member of Cornell
                                          University Council; Trustee of the
                                          Walnut Street Theater.


*David B. Ford, 51        Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General
New York, NY 10004                        Partner, Goldman Sachs (1986-1996);
                                          Co-Head of Goldman Sachs Asset
                                          Management (since December 1994).


*Douglas C. Grip, 35      Trustee         Vice President, Goldman Sachs
One New York Plaza        & President     (since May 1996);
New York, NY 10004                        President, MFS Retirement
                                          Services Inc., of Massachusetts
                                          Financial Services (prior thereto).



NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

John P. McNulty, 44       Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General New York,
NY  10004                                 Partner of Goldman Sachs (1990-1994
                                          and 1995-1996); Co-Head of Goldman
                                          Sachs Asset Management (since
                                          November 1995); Limited Partner of

                                          Goldman Sachs (1994 to November
                                          1995).


Mary P. McPherson, 60     Trustee         President of Bryn Mawr College
Taylor Hall                               (since 1978); Director of
Bryn Mawr College                         Josiah Macy, Jr, Foundation Bryn
Mawr, PA  19010                           (since 1977); director of the
                                          Philadelphia Contributionship (since
                                          1985); Director of Amherst College
                                          (since 1986); director of Dayton
                                          Hudson Corporation (since 1988);
                                          Director of the Spencer
                                          Foundation (since 1993); and member
                                          of PNC Advisory Board (since 1993).


*Alan A. Shuch, 48        Trustee         Limited Partner, Goldman Sachs
One New York Plaza                        (since 1994); Director and New York,
NY 10004                                  Vice President of Goldman Sachs Funds
                                          Management Inc. (from April 1990 to
                                          November 1994); President and Chief
                                          Operating Officer, GSAM (from
                                          September (1988 to November 1994).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

Jackson W. Smart, 66       Trustee        Chairman, Executive Committee, One
Northfield Plaza                          First Commonwealth, Inc. (a
#218                                      managed dental care company,
Northfield, IL 60093                      since January 1996); Chairman and
                                          Chief Executive Officer, MSP
                                          Communications Inc. (a company
                                          engaged in radio broadcasting) (since
                                          November 1988), Director, Federal
                                          Express Corporation (since 1976),
                                          Evanston Hospital Corporation (since
                                          1980), First Commonwealth, Inc.
                                          (since 1988) and North American
                                          Private Equity Group (a venture
                                          capital fund).

William H. Springer, 67    Trustee        Vice Chairman and Chief
701 Morningside Drive                     Financial and Administrative
Lake Forest, IL 60045                     Officer, (February 1987 to June 1991)
                                          of Ameritech (a telecommunications
                                          holding  company; Director,Walgreen
                                          Co. (a retail drug store business);
                                          Director of Baker, Fentress & Co. (a
                                          closed-end, non-diversified
                                          management investment company) (April
                                          1992 to present).


Richard P. Strubel, 57     Trustee        Managing Director, Tandem
70 West Madison St.                       Partners, Inc. (since 1990);
Suite 1400                                President and Chief Executive
Chicago, IL 60602                         Officer, Microdot, Inc.
                                          (a diversified manufacturer
                                          of fastening systems and
                                          connectors)(January 1984 to October
                                          1994).


*Scott M. Gilman, 37     Treasurer        Director, Mutual Funds Admin-
One New York Plaza                        istration, Goldman Sachs Asset
New York, NY                              Management (since April 1994);
10004                                     Assistant Treasurer, Goldman Sachs
                                          Funds Management, Inc.
                                          (since March 1993); Vice Pre-
                                          sident, Goldman Sachs (since
                                          March 1990).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------


*John M. Perlowski, 32   Assistant        Vice President, Goldman Sachs
One New York Plaza       Treasurer        (since July 1995); Director,
New York, NY                              Investors Bank and Trust,
10004                                     November 1993 to July 1995);
                                          Audit Manager of Arthur
                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50      Vice             Vice President of Goldman
4900 Sears Tower         President        Sachs (since June 1992);
Chicago, IL                               Director Shareholder Servicing
60606                                     (since June 1992).


*John W. Mosior, 58      Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        and Manager of Shareholder
Chicago, IL                               Servicing of GSAM (since
60606                                     November 1989).


*Nancy L. Mucker, 47     Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        (since April 1985); Manager of
Chicago, IL                               Shareholder Servicing of GSAM
60606                                     since November 1989).


*Michael J. Richman, 36  Secretary        Associate General Counsel of
85 Broad Street                           Goldman Sachs Asset Management
New York, NY                              (since February 1994); Vice
10004                                     President and Assistant General
                                          Counsel of Goldman Sachs (since June
                                          1992); Counsel to the Funds Group,
                                          GSAM (since June 1992); Partner, Hale
                                          and Dorr (September 1991 to June
                                          1992).


*Howard B. Surloff, 31   Assistant        Assistant General Counsel and
85 Broad Street          Secretary        Vice President, Goldman Sachs
New York, NY 10004                        (since November 1993 and May 1994,
                                          respectively ); Counsel to the Funds
                                          Group, Goldman Sachs Asset Management
                                          (since November 1993); Associate of
                                          Shereff Friedman,Hoffman & Goodman
                                          (prior thereto).

NAME, AGE                  POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST     DURING PAST 5 YEARS
-----------                ----------     -------------------

*Steven E. Hartstein, 33    Assistant     Legal Products Analyst,
85 Broad Street             Secretary     Goldman Sachs (June 1993 to
New York, NY 10004                        present); Funds Compliance Officer,
                                          Citibank Global Asset Management
                                          (August 1991 to June 1993).

*Deborah Robinson, 25       Assistant     Administrative Assistant,
85 Broad Street             Secretary     Goldman Sachs since
New York, NY 10004                        January 1994.  Formerly at
                                          Cleary Gottlieb, Steen and Hamilton.

*Kaysie P. Uniacke, 36      Assistant     Vice President and Senior
One New York Plaza          Secretary     Portfolio Manager, Goldman
New York, NY 10004                        Sachs Asset Management (since 1988).


*Elizabeth D.
  Anderson, 27              Assistant     Portfolio Manager, GSAM (since
One New York Plaza          Secretary     April 1996); Junior Portfolio
New York, NY 10004                        Manager, Goldman Sachs Asset
                                          Management (since 1993); Funds
                                          Trading Assistant, GSAM (1993-1995);
                                          Compliance Analyst, Prudential
                                          Insurance (1991-1993).

Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                                           Pension or                 Total
                                                           Retirement              Compensation
                                                           Benefits              from Goldman Sachs
                                     Aggregate             Accrued as             Mutual Funds
                                   Compensation            Part of                (including the
Name of Trustee                    from the Funds       Funds' Expenses              Funds)*
-----------------                  -------------        ---------------           ---------------
Paul C. Nagel, Jr.**                $_________              $0                    $_________
Ashok N. Bakhru                     $_________              $0                    $_________
Marcia L. Beck***                   $_________              $0                    $_________
David B. Ford                       $_________              $0                    $_________
Alan A. Shuch                       $_________              $0                    $_________
Jackson W. Smart                    $_________              $0                    $_________
William H. Springer                 $_________              $0                    $_________
Richard P. Strubel                  $_________              $0                    $_________

______________

      * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.

      **    Retired as of June 30, 1996.

      ***   Resigned as President and Trustee on May 1, 1996.

                THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER
-----------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Management Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, advisory fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Fund's annual total operating expenses (excluding fees of Service Organizations ) to
 .18% of average daily net assets.

The Trust, on behalf of each Fund, is responsible for all expenses other than those expressly borne by GSAM under the Funds' Management Agreement. The expenses borne by Shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Shares under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Shareholders and regulatory authorities, its proportionate share of the compensation and expenses of its "non-interest-ed" Trustees, and extraordinary expenses incurred by the Portfolios.


For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the management fee incurred by each Fund was as follows:


                            Dec. 1996       Dec. 1995         Dec. 1994
                            ---------       ---------         ---------
Prime Obligations Fund                      1,692,924         695,689(4)
Money Market Fund(1)                          211,326          64,294
Treasury Obligations Fund                     565,477         225,733(4)
Government Fund(2)                            263,804          50,687(4)
Tax Free Money Market Fund(3)                  25,151               0


------------------------------------------

(1)   Commenced operations May 18, 1994.
(2)   Commenced operations April 6, 1993.
(3)   Commenced operations July 19, 1994.

(4) The Information presented for the period ended December 31, 1994 reflects eleven months of operations.


GSAM has agreed that it will not impose a portion of its fee referred to above, pursuant to applicable contracts. Had such fees been imposed, the following additional fees would have been incurred by these Funds for the periods indicated:


                            Dec. 1996     Dec. 1995        Dec. 1994
                            ---------    -----------      ----------
Prime Obligations Fund                    $3,173,924      $1,609,383
Treasury Obligations Fund                  1,747,326         554,447
Government Fund(2)                           493,804         128,944
Money Market Fund(1)                       1,059,477         482,154
Tax Free Money Market Fund(3)                270,151          53,176


------------------------------------------

(1)   Commenced operations April 6, 1993.
(2)   Commenced operations May 18, 1994.
(3)   Commenced operations July 19, 1994.


The Management Agreement entered into on behalf of the Funds was most recently approved by the Trustees, including the "non-interested" Trustees, on April 23, 1997. The Management Agreement will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund (as defined in the Investment Company Act) and, in either case, by a majority of "non-interested" Trustees.

Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

In addition, GSAM assumed certain expenses related to the operations of each Fund during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expenses would have been incurred:


                            12/31/96      12/31/95      1/31/94
                            --------      --------      -------
Prime Obligations Fund                    $382,318        $ -0-
Money Market Fund                          420,234          N/A
Treasury Obligations                       280,395          -0-
Government Fund(1)                         197,008         98,125
Tax Free Money Market Fund                  83,376          N/A
__________________________
(1)   Commenced operations April 6, 1993

Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Management Agreement remains in effect. Each Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund or by either party upon sixty (60) days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

In managing the Tax-Free Money Market Fund, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

Under a previous Administration Agreement, GSAM administered each Fund's business affairs subjet to the supervision of the Trustees. GSAM received a separate account administration fee from the Fund with respect to such services.

      For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the amounts of account administration fees paid to GSAM by the Funds were as follows:


                            Dec. 1996           Dec. 1995        Dec. 1994(4)
                            ---------          -----------       ------------
Prime Obligations Fund                          $5,501,468        $2,789,597
Money Market Fund(1)                             3,024,701           835,827
Treasury Obligations Fund                        1,836,426           961,040
Government Fund(2)                                 855,927           193,154
Tax-Free Fund(3)                                   434,262            35,436

_______________

(1) Commenced operations May 18, 1994.
(2) Commenced operations April 6, 1993.
(3) Commenced operations July 19, 1994.
(4) The information presented for the period ended December 31, 1994 reflects eleven months of operations.

      Had fee reductions not been in effect, Government Fund would have paid account administration fees of $223,500 for the eleven months ended December 31,1994, and Tax-Free Fund would have paid account administration fees of $92,169 for the period from July 19, 1994 (commencement of operations) to December 31, 1994. The Money Market and Tax-Free Funds would have paid account administration fees of $3,028,701 and $468,262, respectively, for the period February 1, 1995 to January 31, 1996.

THE DISTRIBUTOR AND TRANSFER AGENT
----------------------------------

Goldman Sachs acts as principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on April 23, 1997. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs currently imposes no fees under its transfer agency agreement.

Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $___ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $___ billion in total assets.


                          PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another fund of the Trust or one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker-dealers: [insert names]

                              NET ASSET VALUE

The net asset value per share of each Fund (except for Government Fund and Treasury Obligations Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund and Treasury Obligations Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Trustees has determined to be in the best interests of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trustees, at such intervals as it deems appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it will take such corrective action as it regards to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees has the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determines present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of credi-tors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

A FST shareholder of any Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Fund by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by State Street. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.


                      CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for each class of a Fund's shares. Each class of Share is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield=[(base period return + 1)] - 1.

Treasury Instruments, Federal Tax-Free and Municipal Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

      The yield, effective yield and tax-equivalent yield of each Fund, with respect to FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended December 31, 1996 were as follows:


                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A


Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent."

In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund for the same period would have been as follows:



                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

From time to time any Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or potential benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services that GSAM and/or its affiliates provide in support of an asset allocation program.


                              TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Fund distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund.

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not including shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds", if any, received by a Fund may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition tax-exempt distributions of a Fund may be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, any distributions of income from such investments will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. Each Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.
Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

Money Market Fund and/or Plus Fund may be subject to foreign withholding or other foreign taxes with respect to its investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and the applicable Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although neither Fund anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by either Fund, that Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders.
Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number or with certain certifications required by the Internal Revenue Service or if the Internal

Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder on the shareholder's federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to determine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Assuming that each Fund qualifies as a regulated investment company for federal income tax purposes, each Fund, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts.

The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S.

person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund or to backup withholding on certain payments if a current IRS Form W-8 or acceptable substitute is not on file with the Funds.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangibles tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.


                      ORGANIZATION AND CAPITALIZATION

Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated December 6, 1978, and reorganized, as part of Goldman Sachs Trust, as a Delaware business trust, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Board of Trustees has authority under the Declaration of Trust to create and classify shares of beneficial interest in separate series without further action by shareholders. The Declaration of Trust further authorizes the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes.  The Board of Trustees has authorized the issuance of up to four
classes of shares of each of the Funds:   FST Shares, FST Service Shares, FST
Administration Shares and FST Preferred Shares.

Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents an equal proportionate interest in the assets belonging to such Fund. It is contemplated that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintain account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares of a Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of a Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compensation with respect to different classes of shares of a Fund. FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the four classes of shares are identical. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

Each FST Share, FST Service Share, FST Administration Share and FST Preferred Share of a Fund is entitled to one vote per share; however, separate votes will be taken by the Fund or class (or by more than one fund of the Trust or class voting as a single class if similarly affected) on matters affecting only the Fund or class (or those affected Funds or classes) or as otherwise required by law. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and non-assessable. The Declaration of Trust provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of shareholders. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

As of April ____, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Money Market Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund: [update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: [update].

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

The Trust is an entity of the type commonly known as a "Delaware business trust", which is the form in which many mutual funds are organized.

Under Delaware law, the shareholders of the Delaware Trust are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware law provides that a Fund will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust of the Delaware Trust contains express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust of the Delaware Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy and judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

On any matter submitted to a vote of the Shareholders of the Trust, all Shares shall be voted in the aggregate not by individual Fund or Class, except (a) when required by the 1940 Act, Shares shall be voted by individual Fund or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Fund or Class, then only the Shareholders of all such Fund or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Shareholders, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Shares owned times Net Asset Value per share of such Fund or Class, as applicable) shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

In connection with the establishment of one or more Funds or Classes, the Trustees establishing such Funds or Class may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Funds or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Fund or Class of the Trust. To the extent provided by the Trustee in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees with respect to such Fund or Class, but may have no power or authority with respect to any other Fund or Class. Shareholders for a Fund or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

Upon the vote of a majority of the Shares Outstanding and entitled to vote of the Trust or of each Fund to be affected, the

Trustees may (i) sell and convey all or substantially all of the assets of all Funds or any affected Fund or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Fund thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Fund, and which may include shares of or interests in such Fund, entity, or Fund thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Funds or any affected Fund. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Shares of the Trust or any Fund if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust or Fund is not in the best interests of the Trust, such Fund, or their respective Shareholders. Also, the Trustees may, without shareholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Fund thereof, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Shareholder approval, invest all or a portion of the assets of any Fund, or dispose of all or a portion of the assets of any Fund, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Shareholder approval unless such approval is required by applicable law, cause a Fund that is organized in the master/feeder fund structure to withdraw or redeem into assets from the master fund and cause such Fund to invest its assets directly in securities and other financial instruments or in another master fund.

In addition to the requirements set forth in Section 3816 of the Delaware Business Trust Act, the Declaration of Trust provides that a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

      (a) Shareholders eligible to bring such derivative action under the Delaware Business Trust Act who hold at least 10% of the Outstanding Shares of the Trust, or 10% of the Outstanding Shares of the Fund or Class to which such action relates, shall join in the request of the Trustees to commence such action; and

      (b) the Trustees may be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.



                        CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of each Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Funds.


                          INDEPENDENT ACCOUNTANTS

________________, independent public accounts, One International Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, __________________ prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                            FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1996 the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1996 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                               SERVICE PLAN

The Trust, on behalf of each Fund, has adopted a service plan (the "Plan") with respect to the FST Service Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration and personal and account maintenance services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase FST Service Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Service Shares, (c) answer questions and handle correspondence from customers regarding their accounts, (d) process customer orders to purchase, redeem and exchange FST Service Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds, (e) issue confirmations for transactions in shares by customers, (f) provide facilities to answer questions from prospective and existing investors about FST Service Shares, (g) receive and answer investor correspondence, including requests for prospectuses and statements of additional information, (h) display and make prospectuses available on the Service Organization's premises, (i) assist customers in completing application forms, selecting dividend and other account options and opening custody accounts with the Service Organization and (j) act as liaison between customers and the Funds, including obtaining information from the Funds, working with the Funds to correct errors and resolve problems and providing statistical and other information to the Funds. As compensation for such services, the Trust, on behalf of each Fund, pays each Service Organization a service fee in an amount up to .50% (on an annualized basis) of the average daily net assets of the FST Service Shares of each Fund attributable to or held in the name of such Service Organization for its customers; provided, however, that the fee paid for personal and account maintenance services shall not exceed .25% of such average daily net assets.

      For the fiscal year ended December 31, 1996, December 31, 1995 and the eleven months ended December 31, 1994, with respect to each Fund, the amount of service fees paid by each Fund to Service Organizations was as follows:

                                Dec. 1996     Dec. 1995       Dec. 1994
                                ---------     ---------       ---------
Prime Obligations Fund(1)(6)                   $299,892       $115,595
Money Market Fund(2)                              8,447              -
Treasury Obligations Fund(3)(6)                 584,861        168,982
Government Fund(4)(6)                            39,940              -
Tax-Free Fund(5)                                 70,179          1,199
_______________

(1) FST Service Share activity commenced January 8, 1992.
(2) Has not commenced operations.
(3) FST Service Share activity commenced October 15, 1991.
(4) Has not commenced operations.
(5) FST Service Share activity commenced September 23, 1994.

(6) The information presented for the period ended December 31, 1994 reflects eleven months of operations.

The Trust has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act in order to avoid any possibility that payments to the Service Organizations pursuant to the Service Agreements might violate the Investment Company Act. Rule 12b-1, which was adopted by the SEC under the Investment Company Act, regulates the circumstances under which an investment company or series thereof may bear expenses associated with the distribution of its shares. In particular, such an investment company or series thereof cannot engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares issued by the company unless it has adopted a plan pursuant to, and complies with the other requirements of, such Rule. The Trust believes that fees paid for the services provided in the Plan and described above are not expenses incurred primarily for effecting the distribution of FST Service Shares. However, should such payments be deemed by a court or the SEC to be distribution expenses, such payments would be duly authorized by the Plan.

The Glass-Steagall Act prohibits all entities which receive deposits from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although institutions such as national banks are permitted to purchase and sell securities upon the order and for the account of their customers. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and other financial institutions purchasing FST Service Shares on behalf of their customers may be required to register as dealers pursuant to state law. Should future legislative or administrative action or judicial or administrative decisions or interpretations prohibit or restrict the activities of one or more of the Service Organizations in connection with the Funds, such Service Organizations might be required to alter materially or discontinue the services performed under their Service Agreements. If one or more of the Service Organizations were restricted from effecting purchases or sales of FST Service Shares automatically pursuant to pre-authorized instructions, for example, effecting such transactions on a manual basis might affect the size and/or growth of a Fund. Any such alteration or discontinuance of services could require the Board of Trustees to consider changing the Funds' method of operations or providing alternative means of offering FST Service Shares to customers of such Service Organizations, in which case the operation of a Fund, its size and/or its growth might be significantly altered. It is not anticipated, however, that any alteration of the Funds' operations would have any effect on the net asset value per share or result in financial losses to any shareholder.

Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Service Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Service Shares.

The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, most recently voted to approve the Plan and Service Agreements for each Fund at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above.

The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Service Shareholders of each Fund, and all material amend ments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Service Shares of each Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Service Shares of each Fund on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit each Fund and holders of FST Service Shares of such Fund. In the Board of Trustees' quarterly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

            GOLDMAN SACHS MONEY MARKET FUNDS FINANCIAL SQUARE FUNDS
                   4900 Sears Tower, Chicago, Illinois 60606

----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION - MAY 1, 1997.
                              FST PREFERRED SHARES
----------------------------------------------------------------


     Goldman Sachs Trust (the "Trust") is a no-load, open-end, management investment company (or mutual fund) which includes the Financial Square Funds. This Statement of Additional Information relates solely to the offering of FST Preferred Shares of Financial Square Prime Obligations Fund (Prime Obligations
Fund), Financial Square Money Market Fund (Money Market Fund), Financial Square Treasury Obligations Fund (Treasury Obligations Fund), Financial Square Treasury Instruments Fund ("Treasury Instruments Fund") Financial Square Government Fund (Government Fund), Financial Square Federal Fund ("Federal Fund"), Financial Square Tax Free Money Market Fund (Tax Free Fund), Financial Square Money Market Plus Fund ("Plus Fund") and Financial Square Municipal Money Market Fund (Municipal Fund) (individually, a "Fund" and collectively the "Funds").

     Goldman Sachs Asset Management ("GSAM" or the "Adviser"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as the Funds' investment adviser . Goldman Sachs serves as the Funds' distributor and transfer agent.

     The Goldman Sachs Mutual Funds Group ("MFG") offers banks, corporate cash managers, investment advisers and other institutional investors a family of professionally-managed mutual funds, including money market, fixed income and equity funds, and a range of related services. MFG is part of GSAM. All products are designed to provide clients with the benefit of the expertise of GSAM and its affiliates in security selection, asset allocation, portfolio construction and day-to-day management.

     The hallmark of MFG is personalized service, which reflects the priority that Goldman Sachs places on serving clients' interests. As Goldman Sachs clients, shareholders will be assigned an Account Administrator ("AA"), who is ready to help shareholders with questions concerning their accounts. During business hours, service organizations can call their AA through a toll-free number to place purchase or redemption orders or obtain Fund and account information. The AA can also answer inquiries about rates of return and portfolio composition and holdings, and guide service organizations through operational details. A Goldman Sachs client can also utilize the SMART(SM) personal computer software system which allows shareholders to purchase or redeem shares and also obtain Fund and account information directly.

          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus relating to FST Preferred Shares dated May 1, 1997, a copy of which may be obtained without charge from Service Organizations, as defined herein, or by calling Goldman Sachs at 800-621-2550 or by writing Goldman Sachs, 4900 Sears Tower, Chicago, Illinois 60606.

                               TABLE OF CONTENTS


                                              Page in
                                            Statement of
                                             Additional
                                            Information
                                            ------------

Investment Policies and Practices of the
     Funds................................             4
Investment Limitations....................            17
Trustees and Officers.....................            21
The Adviser, Distributor
     and Transfer Agent...................            27
Portfolio Transactions....................            30
Net Asset Value...........................            32
Redemptions...............................            34
Calculation of Yield Quotations...........            35
Tax Information...........................            38
Organization and Capitalization...........            42
Custodian and Subcustodian................            47
Independent Accountants...................            47
Financial Statements......................            47
Preferred Administration Plan.............            48
Appendix A (Description of Securities
     Ratings).............................           A-1

              INVESTMENT POLICIES AND PRACTICES OF THE FUNDS


The following discussion elaborates on the description of each Fund's investment policies and practices contained in the Prospectus:

U.S. GOVERNMENT SECURITIES
--------------------------

Each Fund may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS"). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

CUSTODIAL RECEIPTS
------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Government notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investors Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). Although custodial receipts are not considered U.S. Government securities for certain securities law purposes, they are indirectly issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities.

BANK AND CORPORATE OBLIGATIONS
------------------------------

Each Fund (other than Treasury Obligations, Government, Treasury Instruments and Federal Funds) may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, and finance companies. The commercial paper purchased by the Funds consists of direct U.S. dollar denominated obligations of domestic, or in the case of the Money Market and Plus Funds, foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, fixed time deposits and bank notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Prime Obligations Fund, Plus Fund and Money Market Fund may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed rate or variable interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any such funding agreement purchased by a Fund will be regarded as illiquid.

REPURCHASE AGREEMENTS
---------------------

Each Fund (other than Treasury Instruments Fund) may only enter into repurchase agreements with primary dealers in U.S. Government Securities. A repurchase agreement is an arrangement under which the purchaser (i.e., the Fund) purchases a U.S. Government security or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price.

Custody of the Obligation will be maintained by the Funds' custodian or subcustodian. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

Repurchase agreements pose certain risks for all entities, including the Funds, that utilize them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks by, among others, the means indicated below, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated.

For purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, generally for federal income tax purposes, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether for other purposes a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by the Fund to the seller.

If, in the event of bankruptcy or insolvency proceedings against the seller of the Obligation, a court holds that a Fund does not have a perfected security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. To minimize this risk, the Funds utilize custodians and subcustodians that the Adviser believes follow customary securities industry practice with respect to repurchase agreements, and the Adviser analyzes the creditworthiness of the obligor, in this case the seller of the Obligation. But because of the legal uncertainties, this risk, like others associated with repurchase agreements, cannot be eliminated.

Also, in the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in the price of the Obligation.

Apart from risks associated with bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

Certain repurchase agreements which mature in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments.

In addition, the Funds, (other than the Treasury Instruments Fund) together with other registered investment companies having management agreements with the Adviser or any of its affiliates, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.

FOREIGN SECURITIES
------------------

Money Market Fund and Plus Fund may invest in foreign securities and in certificates of deposit, bankers' acceptances and fixed time deposits and other obligations issued by major foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. Tax-Free Fund and Municipal Fund may also invest in municipal instruments backed by letters of credit issued by certain of such banks. Under current Securities and Exchange Commission ("SEC") rules relating to the use of the amortized cost method of portfolio securities valuation, Money Market Fund and Plus Fund are restricted to purchasing U.S. dollar denominated securities, but they are not otherwise precluded from purchasing securities of foreign issuers.

Investments in foreign securities and bank obligations may involve considerations different from investments in domestic securities due to limited publicly available information; non-uniform accounting standards; the possible imposition of withholding or confiscatory taxes; the possible adoption of foreign governmental restrictions affecting the payment of principal and interest; expropriation; or other adverse political or economic developments. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer or a foreign branch of a domestic bank.

ASSET-BACKED AND RECEIVABLES-BACKED SECURITIES
----------------------------------------------

Each of Prime Obligations Fund, Money Market Fund and Plus Fund may invest in asset-backed and receivables-backed securities. Asset-backed and receivables-backed securities represent participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, corporate securities and other categories of receivables. Such asset pools are securitized through the use of privately-formed trusts or special purpose vehicles. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution, or other credit enhancements may be present. The value of a Fund's investments in asset-backed and receivables-backed securities may be adversely affected by prepayment of the underlying obligations. In addition, the risk of prepayment may cause the value of these investments to be more volatile than a Fund's other investments.

Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases, trade receivables and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures. Consistent with their respective investment objective and policies, the Funds may invest in these and other types of asset-backed securities that may be developed in the future. This Statement of Additional Information will be amended or supplemented as necessary to reflect the Prime Obligations, Money Market and Plus Funds' intention to invest in asset-backed securities with characteristics that are materially different from the securities described in the preceding paragraph. However, the Funds will generally not invest in an asset-backed security if the income received with respect to such investment constitutes rental income or other income not treated as qualifying income under the 90% test described in "Tax Information" below. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments in response to interest rate fluctuations.

As set forth above, several types of asset-backed and receivables-backed securities have already been offered to investors, including, for example, Certificates for Automobile Receivablessm ("CARS(SM)") and interests in pools of credit card receivables. CARS(SM) represent undivided fractional interests in a trust ("CAR Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS(SM) are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CAR Trust. An investor's return on CARS(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CAR Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or servicer. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information reflecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the value of or return on an investment in such a security.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments could require Prime Obligations, Money Market or Plus Fund to dispose of any of their respective existing holdings of such securities.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES
----------------------------------------------

Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges, but may be traded over-the-counter.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions distributions from which would be taxable to its shareholders. For purposes of determining the Fund's average dollar weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued or forward commitment basis, the Fund's custodian or subcustodian will maintain in a segregated account cash or liquid assets, as applicable by law having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities subject to such commitment, the custodian or subcustodian will hold the portfolio securities in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable amount master demand notes. These obligations permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. Variable amount master demand notes are direct lending arrangements between the lender and borrower and are not generally transferable nor are they ordinarily rated. A Fund may invest in them only if the Adviser believes that the notes are of comparable quality to the other obligations in which the Fund may invest.

VARIABLE RATE AND FLOATING RATE DEMAND INSTRUMENTS
--------------------------------------------------

Each Fund (other than Treasury Obligations and Treasury Instruments Funds) may purchase variable and floating rate demand instruments that are tax exempt municipal obligations or other debt securities that possess a floating or variable interest rate adjustment formula. These instruments permit a Fund to demand payment of the principal balance plus unpaid accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument.

The terms of the variable or floating rate demand instruments that a Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days' notice. Others, such as instruments with quarterly or semiannual interest rate adjustments, may be put back to the issuer on designated days on not more than thirty days' notice. Still others are automatically called by the issuer unless a Fund instructs otherwise. The Trust, on behalf of a Fund, intends to exercise the demand only (1) upon a default under the terms of the debt security, (2) as needed to provide liquidity to a Fund, (3) to maintain the respective quality standards of a Fund's investment portfolio, or (4) to attain a more optimal portfolio structure. A Fund will determine the variable or floating rate demand instruments that it will purchase in accordance with procedures approved by the Trustees to minimize credit risks. To be eligible for purchase of a Fund, a variable or floating rate demand instrument which is unrated must have quality characteristics similar to those of other obligations in which the Fund may invest. The Adviser may determine that an unrated variable or floating rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for a Fund. Thus, either the credit of the issuer of the obligation or the guarantor bank or both will meet the quality standards of the Fund.

The maturity of the variable or floating rate demand instruments held by a Fund will ordinarily be deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment. The acquisition of variable or floating rate demand notes for a Fund must also meet the requirements of rules issued by the SEC applicable to the use of the amortized cost method of securities valuation. The Funds will also consider the liquidity of the market for variable and floating rate instruments and in the event that such instruments are illiquid, the Funds' investments in such instruments will be subject to the limitation on illiquid securities.

Each Fund (other than Treasury Obligations, Government, Treasury Instruments Fund and Federal Funds) may invest in participation interests in variable or floating rate tax-exempt obligations held by financial institutions (usually commercial banks). Such participation interests provide a Fund with a specific undivided interest (up to 100%) in the underlying obligation and the right to demand payment of its proportional interest in the unpaid principal balance plus accrued interest from the financial institution upon a specific number of days' notice. In addition, the participation interest generally is backed by an irrevocable letter of credit or guarantee from the institution. The financial institution usually is entitled to a fee for servicing the obligation and providing the letter of credit.

RESTRICTED AND OTHER ILLIQUID SECURITIES
----------------------------------------

A Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including restricted securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. However, a Fund will not invest more than 10% of the value of its net assets in securities which are illiquid, which includes fixed time deposits and repurchase agreements maturing in more than seven days that cannot be traded on a secondary market and restricted securities, unless, in the case of restricted securities, the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring liquidi-ty of restricted securities. The Board of Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Board of Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

MUNICIPAL OBLIGATIONS
---------------------

Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may invest in municipal obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities and the District of Columbia to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax. The two principal classifications of municipal obligations are "notes" and "bonds."

Notes.   Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes, construction loan notes, tax-exempt commercial paper and certain receipts for municipal obligations.

Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. They are frequently general obligations of the issuer, secured by the taxing power for payment of principal and interest. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal or state aid. Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing in anticipation of long-term financing in the market. In most cases, these monies provide for the repayment of the notes. Tax-exempt commercial paper consists of short-term unsecured promissory notes issued by a state or local government or an authority or agency thereof. The Funds which invest in municipal obligations may also acquire securities in the form of custodial receipts which evidence ownership of future interest payments, principal payments or both on certain state and local governmental and authority obligations where, in the opinion of bond counsel, interest payments with respect to such custodial receipts are excluded from gross income for federal income tax purposes. Such obligations are held in custody by a bank on behalf of the holders of the receipts. These custodial receipts are known by various names, including "Municipal Receipts" ("MRs") and "Municipal Certificates of Accrual on Tax-Exempt Securities" ("M-CATS"). There are a number of other types of notes issued for different purposes and secured differently from those described above.

Bonds. Municipal bonds, which generally meet longer term capital needs and have maturities of more than one year when issued, have two principal classifications, "general obligation" bonds and "revenue" bonds.

General obligation bonds are issued by entities such as states, counties, cities, towns and regional districts and are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

Private activity bonds (a term that includes certain types of bonds, the proceeds of which are used to a specified extent for the benefit of persons other than governmental units), although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Tax-Free Fund does not intend to invest in private activity bonds if the interest from such bonds would be an item of tax preference to shareholders under the federal alternative minimum tax.

Municipal bonds with a series of maturity dates are called serial bonds. The serial bonds which the Funds may purchase are limited to short-term serial bonds--those with original or remaining maturities of thirteen months or less. The Funds may purchase long-term bonds provided that they have a remaining maturity of thirteen months or less or, in the case of bonds called for redemption, the date on which the redemption payment must be made is within thirteen months. The Funds may also purchase long-term bonds (sometimes referred to as "Put Bonds"), which are subject to a Fund's commitment to put the bond back to the issuer at par at a designated time within thirteen months and the issuer's commitment to so purchase the bond at such price and time.

The Funds which invest in municipal obligations may invest in tender option bonds. A tender option bond is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults by, or a significant downgrading in the credit rating assigned to, the issuer of the bond.

The tender option will be taken into consideration in determining the maturity of tender option bonds and the average portfolio maturity of each Fund. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Consequently, tender option bonds are deemed to be liquid unless, in the opinion of the Adviser, the credit quality of the bond issuer and the financial institution is deemed, in light of the relevant Fund's credit quality requirements, to be inadequate.

Although Tax-Free Fund and Municipal Fund intend to invest in tender option bonds the interest on which will, in the opinion of counsel for the issuer and sponsor or counsel selected by the Adviser, be excluded from gross income for federal income tax purposes, there is no assurance that the Internal Revenue Service will agree with such counsel's opinion in any particular case. Consequently, there is a risk that a Fund will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax.
A similar risk exists for certain other investments subject to puts or similar rights. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender options and the associated fees, in relation to various regulated investment company tax provisions is unclear. Tax-Free Fund and Municipal Fund intend to manage their respective portfolios in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

In addition to general obligation bonds, revenue bonds and serial bonds, there are a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

Tax-Free Fund and Municipal Fund may purchase municipal instruments that are backed by letters of credit issued by foreign banks that have a branch, agency or subsidiary in the United States. Such letters of credit, like other obligations of foreign banks, may involve credit risks in addition to those of domestic obligations, including risks relating to future political and economic developments, nationalization, foreign governmental restrictions such as exchange controls and difficulties in obtaining or enforcing a judgment against a foreign bank (including branches).

For the purpose of the Funds' investment restrictions, the identification of the "issuer" of municipal obligations that are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as a Fund. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal obligations which were not publicly offered initially.

Municipal obligations purchased for a Fund are subject to the policy on holdings of securities which are not readily marketable contained in the Fund's Prospectus. The Adviser determines whether a municipal obligation is liquid based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance liquidity. In addition, standby commitments and demand obligations also enhance liquidity.

Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue. High quality municipal obligations tend to have a lower yield than lower rated obligations. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal of and interest on its or their municipal obligations may be materially affected.

STANDBY COMMITMENTS
-------------------

In order to enhance the liquidity, stability or quality of municipal obligations, Prime Obligations Fund, Plus Fund, Money Market Fund, Tax-Free Fund and Municipal Fund may each acquire the right to sell a security to another party at a guaranteed price and date. Such a right to resell may be referred to as a put, demand feature or "standby commitment", depending on its characteristics. The aggregate price which a Fund pays for securities with standby commitments may be higher than the price which otherwise would be paid for the securities. Standby commitments may not be available or may not be available on satisfactory terms.

Standby commitments may involve letters of credit issued by domestic or foreign banks supporting the other party's ability to purchase the security from the Fund. The right to sell may be exercisable on demand or at specific intervals, and may form part of a security or be acquired separately by the Fund. In considering whether a security meets a Fund's quality standards, the Adviser will look to the creditworthiness of the party providing the Fund with the right to sell.

The Funds each value municipal obligations which are subject to standby commitments at amortized cost. The exercise price of the standby commitments is expected to approximate such amortized cost. No value is assigned to the standby commitments for purposes of determining the Fund's net asset value. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, the policy of each Fund that may enter into such transactions is to enter into such transactions only with banks, brokers or dealers which represent a minimal risk of default. The duration of standby commitments will not be a factor in determining the weighted average maturity of a Fund.

Management of the Trust understands that the Internal Revenue Service has issued a favorable revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The Internal Revenue Service has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers, and which are applicable only to the taxpayer requesting the ruling and which have, on occasion, been reversed by the Internal Revenue Service) to the effect that they are considered the owners of the municipal obligations subject to standby commitments so that the interest on such instruments will be tax-exempt income to them. The Internal Revenue Service has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. The Tax-Free Fund and Municipal Fund each intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment or acquired or held with certain other types of put rights and that its distribution of tax-exempt interest earned with respect to such municipal obligations will be tax-exempt for its shareholders. There is no assurance that standby commitments will be available to these Funds and neither Fund has assumed that such commitments will be available under all market conditions.


                        INVESTMENT LIMITATIONS

The following restrictions may not be changed with respect to any Fund without the approval of the majority of outstanding voting securities of that Fund (which, under the Investment Company Act and the rules thereunder and as used in the Prospectus and this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Fund present at a meeting if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of that
Fund). Investment restrictions that involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Fund, with the exception of borrowings permitted by Investment Restriction (3).

Accordingly, the Trust may not on behalf of any Fund:

(1) make any investment inconsistent with the Fund's classification as a diversified company under the Investment Company Act. This restriction does not, however, apply to any Fund classified as a non-diversified company under the Investment Company Act.

(2) purchase securities if such purchase would cause more than 25% or more in the aggregate of the market value of the total assets of a Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, however there is no limitation with respect to, and each Fund (other than Money Market Fund and Plus
      Fund) reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, obligations (other than commercial paper) issued by U.S. banks and U.S. branches of U.S. or foreign banks and repurchase agreements and securities loans collateralized by such U.S. Government obligations or such bank obligations. Each of Money Market Fund and Plus Fund may concentrate its investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements and securities loans collateralized by such obligations and will invest more than 25% of its total assets in obligations issued or guaranteed by banks (whether foreign or domestic) and repurchase agreements and securities loans collateralized by such obligations. However, if adverse economic conditions prevail in the banking industry, each of Money Market Fund and Plus Fund may, for defensive purposes, temporarily invest less than 25% of the value of its total assets in bank obligations. For the purposes of this restriction, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries; telephone companies are considered to be a separate industry from water, gas or electric utilities; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

(3) borrow money, except (a) the Fund may borrow from banks (as defined in the Investment Company Act) or through reverse repurchase agreement in amounts up to 331/3% of its total assets (including the amount borrowed),
      (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and (d) the Fund may purchase securities on margin to the extent permitted by applicable law.

(4) make loans, except through (a) the purchase of debt obligations in accordance with each Funds investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

(5) underwrite securities issued by others, except to the extent that the sale of portfolio securities by a Fund may be deemed to be an underwriting.

(6) purchase, hold or deal in real estate, although a Fund may purchase and sell securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-related securities and may hold and sell real estate acquired by a Fund as a result of the ownership of securities.

7) invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

(8) issue senior securities to the extent such issuance would violate applicable law.

Each Fund may, notwithstanding any other fundamental restriction or policy, invest some or all of its assets in a single open-end investment company or series thereof with substantially the same investment objective, restrictions and policies as the Fund.

In addition to the fundamental policies mentioned above, the Board of Trustees of the Trust has adopted the following non-fundamental policies which may be changed or amended by action of the Board of Trustees without approval of shareholders. Accordingly, the Trust may not, on the behalf of any Fund:

      (a) invest in companies for the purpose of exercising control or management.

      (b) invest more than 10% of a Fund's net assets in illiquid investments including repurchase agreements maturing in more than seven days, securities which are not readily marketable and restricted securities not eligible for resale pursuant to Rule 144A under the 1933 Act.

      (c) purchase additional securities if the Fund's borrowings exceed 5% of its net assets.

      (d)   make short sales of securities, except short sales against the box.



Pursuant to SEC Rule 2a-7, under the Investment Company Act, each fund may not invest more than 5% of its total assets (taken at amortized cost) in the securities of any one issuer (except U.S. Government securities, repurchase agreements collateralized by such securities and certain securities subject to a guarantee). A Fund may, however, invest up to 25% of its total assets in the First Tier Securities of a single issuer for a period of up to three business days after the purchase thereof. Each Fund, other than the Tax-Free Fund and Municipal Fund, may only purchase "First Tier Securities" as defined below. Securities which are rated in the highest short-term rating category by at least two Nationally Recognized Statistical Rating Organizations ("NRSROs"), or if only one NRSRO has assigned a rating by that NRSRO, are "First Tier Securities". Securities rated in the top two short-term rating categories by at least two NRSROs, or if only one NRSRO has assigned a rating, by that NRSRO, but which are not First Tier Securities, are "Second Tier Securities". Pursuant to SEC Rule 2a-7 the foregoing operating policies are not applicable to Tax-Free Fund and Municipal Fund. With respect to 75% of each Fund's assets, not more than 10% of such Fund's total assets may be invested in securities issued by or subject to demand features or guarantees from the same issuer. A Tax-Exempt Fund's investment in conduit securities (Municipal Securities providing for repayment by a person other than the municipal issuer) which are Second Tier securities are limited to 5% of the Fund's total assets (1% per issuer). "NRSROs" include Standard & Poor's Ratings Group, Moody's Investors Service, Inc., Duff & Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and its affiliate IBCA Inc., and Thomson BankWatch, Inc. For a description of their rating categories, see Appendix A.

"Value" for the purposes of all investment restrictions shall mean the value used in determining a Fund's net asset value. "U.S. Government securities" shall mean securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities.

                           TRUSTEES AND OFFICERS

Information pertaining to the Board of Trustees and officers of the Trust is set forth below. Trustees and officers deemed to be "interested persons" of the Trust for purposes of the Investment Company Act are indicated by an asterisk.

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        ------------------


Ashok N. Bakhru, 53       Chairman        Executive Vice President -
1325 Ave. of Americas     & Trustee       Finance and Administration and
NY, NY  10019                             Chief Financial Officer, Coty Inc.
                                          (since April 1996); President, ABN
                                          Associates (since June 1994) Retired.
                                          Senior Vice President of Scott Paper
                                          until June 1994 Company; Director of
                                          Arkwright Mutual Insurance Company;
                                          Trustee of International House of
                                          Philadelphia; Member of Cornell
                                          University Council; Trustee of the
                                          Walnut Street Theater.


*David B. Ford, 51        Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General
New York, NY 10004                        Partner, Goldman Sachs (1986-1996);
                                          Co-Head of Goldman Sachs Asset
                                          Management (since December 1994).


*Douglas C. Grip, 35      Trustee         Vice President, Goldman Sachs
One New York Plaza        & President     (since May 1996);
New York, NY 10004                        President, MFS Retirement
                                          Services Inc., of Massachusetts
                                          Financial Services (prior thereto).



NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

John P. McNulty, 44       Trustee         Managing Director, Goldman
One New York Plaza                        Sachs (since 1996); General New York,
NY  10004                                 Partner of Goldman Sachs (1990-1994
                                          and 1995-1996); Co-Head of Goldman
                                          Sachs Asset Management (since
                                          November 1995); Limited Partner of

                                          Goldman Sachs (1994 to November
                                          1995).


Mary P. McPherson, 60     Trustee         President of Bryn Mawr College
Taylor Hall                               (since 1978); Director of
Bryn Mawr College                         Josiah Macy, Jr, Foundation Bryn
Mawr, PA  19010                           (since 1977); director of the
                                          Philadelphia Contributionship (since
                                          1985); Director of Amherst College
                                          (since 1986); director of Dayton
                                          Hudson Corporation (since 1988);
                                          Director of the Spencer
                                          Foundation (since 1993); and member
                                          of PNC Advisory Board (since 1993).


*Alan A. Shuch, 48        Trustee         Limited Partner, Goldman Sachs
One New York Plaza                        (since 1994); Director and New York,
NY 10004                                  Vice President of Goldman Sachs Funds
                                          Management Inc. (from April 1990 to
                                          November 1994); President and Chief
                                          Operating Officer, GSAM (from
                                          September (1988 to November 1994).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------

Jackson W. Smart, 66       Trustee        Chairman, Executive Committee, One
Northfield Plaza                          First Commonwealth, Inc. (a
#218                                      managed dental care company,
Northfield, IL 60093                      since January 1996); Chairman and
                                          Chief Executive Officer, MSP
                                          Communications Inc. (a company
                                          engaged in radio broadcasting) (since
                                          November 1988), Director, Federal
                                          Express Corporation (since 1976),
                                          Evanston Hospital Corporation (since
                                          1980), First Commonwealth, Inc.
                                          (since 1988) and North American
                                          Private Equity Group (a venture
                                          capital fund).

William H. Springer, 67    Trustee        Vice Chairman and Chief
701 Morningside Drive                     Financial and Administrative
Lake Forest, IL 60045                     Officer, (February 1987 to June 1991)
                                          of Ameritech (a telecommunications
                                          holding  company; Director,Walgreen
                                          Co. (a retail drug store business);
                                          Director of Baker, Fentress & Co. (a
                                          closed-end, non-diversified
                                          management investment company) (April
                                          1992 to present).


Richard P. Strubel, 57     Trustee        Managing Director, Tandem
70 West Madison St.                       Partners, Inc. (since 1990);
Suite 1400                                President and Chief Executive
Chicago, IL 60602                         Officer, Microdot, Inc.
                                          (a diversified manufacturer
                                          of fastening systems and
                                          connectors)(January 1984 to October
                                          1994).


*Scott M. Gilman, 37     Treasurer        Director, Mutual Funds Admin-
One New York Plaza                        istration, Goldman Sachs Asset
New York, NY                              Management (since April 1994);
10004                                     Assistant Treasurer, Goldman Sachs
                                          Funds Management, Inc.
                                          (since March 1993); Vice Pre-
                                          sident, Goldman Sachs (since
                                          March 1990).

NAME, AGE               POSITIONS         PRINCIPAL OCCUPATION(S)
AND ADDRESS             WITH TRUST        DURING PAST 5 YEARS
-----------             ----------        -------------------


*John M. Perlowski, 32   Assistant        Vice President, Goldman Sachs
One New York Plaza       Treasurer        (since July 1995); Director,
New York, NY                              Investors Bank and Trust,
10004                                     November 1993 to July 1995);
                                          Audit Manager of Arthur
                                          Andersen LLP (prior thereto).

*Pauline Taylor, 50      Vice             Vice President of Goldman
4900 Sears Tower         President        Sachs (since June 1992);
Chicago, IL                               Director Shareholder Servicing
60606                                     (since June 1992).


*John W. Mosior, 58      Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        and Manager of Shareholder
Chicago, IL                               Servicing of GSAM (since
60606                                     November 1989).


*Nancy L. Mucker, 47     Vice             Vice President, Goldman Sachs
4900 Sears Tower         President        (since April 1985); Manager of
Chicago, IL                               Shareholder Servicing of GSAM
60606                                     since November 1989).


*Michael J. Richman, 36  Secretary        Associate General Counsel of
85 Broad Street                           Goldman Sachs Asset Management
New York, NY                              (since February 1994); Vice
10004                                     President and Assistant General
                                          Counsel of Goldman Sachs (since June
                                          1992); Counsel to the Funds Group,
                                          GSAM (since June 1992); Partner, Hale
                                          and Dorr (September 1991 to June
                                          1992).


*Howard B. Surloff, 31   Assistant        Assistant General Counsel and
85 Broad Street          Secretary        Vice President, Goldman Sachs
New York, NY 10004                        (since November 1993 and May 1994,
                                          respectively ); Counsel to the Funds
                                          Group, Goldman Sachs Asset Management
                                          (since November 1993); Associate of
                                          Shereff Friedman,Hoffman & Goodman
                                          (prior thereto).

NAME, AGE                  POSITIONS      PRINCIPAL OCCUPATION(S)
AND ADDRESS                WITH TRUST     DURING PAST 5 YEARS
-----------                ----------     -------------------

*Steven E. Hartstein, 33    Assistant     Legal Products Analyst,
85 Broad Street             Secretary     Goldman Sachs (June 1993 to
New York, NY 10004                        present); Funds Compliance Officer,
                                          Citibank Global Asset Management
                                          (August 1991 to June 1993).

*Deborah Robinson, 25       Assistant     Administrative Assistant,
85 Broad Street             Secretary     Goldman Sachs since
New York, NY 10004                        January 1994.  Formerly at
                                          Cleary Gottlieb, Steen and Hamilton.

*Kaysie P. Uniacke, 36      Assistant     Vice President and Senior
One New York Plaza          Secretary     Portfolio Manager, Goldman
New York, NY 10004                        Sachs Asset Management (since 1988).


*Elizabeth D.
  Anderson, 27              Assistant     Portfolio Manager, GSAM (since
One New York Plaza          Secretary     April 1996); Junior Portfolio
New York, NY 10004                        Manager, Goldman Sachs Asset
                                          Management (since 1993); Funds
                                          Trading Assistant, GSAM (1993-1995);
                                          Compliance Analyst, Prudential
                                          Insurance (1991-1993).

Each interested Trustee and officer holds comparable positions with certain other investment companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor. As of April ___, 1997, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of beneficial interest of each Fund.

The Trust pays each Trustee, other than those who are "interested persons" of Goldman Sachs, a fee for each Trustee meeting attended and an annual fee. Such Trustees are also reimbursed for travel expenses incurred in connection with attending such meetings.

The following table sets forth certain information with respect to the compensation of each Trustee of the Trust for the fiscal period ended December 31, 1996:

                                                           Pension or                 Total
                                                           Retirement              Compensation
                                                           Benefits              from Goldman Sachs
                                     Aggregate             Accrued as             Mutual Funds
                                   Compensation            Part of                (including the
Name of Trustee                    from the Funds       Funds' Expenses              Funds)*
-----------------                  -------------        ---------------           ---------------
Paul C. Nagel, Jr.**                $_________              $0                    $_________
Ashok N. Bakhru                     $_________              $0                    $_________
Marcia L. Beck***                   $_________              $0                    $_________
David B. Ford                       $_________              $0                    $_________
Alan A. Shuch                       $_________              $0                    $_________
Jackson W. Smart                    $_________              $0                    $_________
William H. Springer                 $_________              $0                    $_________
Richard P. Strubel                  $_________              $0                    $_________

______________

      * The Goldman Sachs Mutual Funds consisted of ____ mutual funds, including the five portfolios of the Trust, on December 31, 1996.

      **    Retired as of June 30, 1996.

      ***   Resigned as President and Trustee on May 1, 1996.

                THE ADVISER, DISTRIBUTOR AND TRANSFER AGENT

THE ADVISER
-----------

GSAM, a separate operating division of Goldman Sachs, acts as the investment adviser to the Funds. Under the Management Agreement between Goldman Sachs and the Trust on behalf of the Funds, GSAM, subject to the supervision of the Board of Trustees of the Trust and in conformity with the stated policies of each Fund, acts as investment adviser and directs the investments of the Funds. In addition, GSAM administers the Funds' business affairs and, in connection therewith, furnishes the Trust with office facilities and (to the extent not provided by the Trust's custodian, transfer agent, or other organizations) clerical recordkeeping and bookkeeping services and maintains the financial and account records required to be maintained by the Trust. As compensation for these services and for assuming expenses related thereto, the Trust pays GSAM a fee, computed daily and paid monthly at an annual rate of .205% of each Fund's average daily net assets. GSAM has agreed to reduce or otherwise limit the daily expenses (excluding fees paid to Service Organizations, advisory fees, taxes, interest, brokerage and litigation, indemnification and other extraordinary expenses) of each Fund, on an annualized basis, to .01% of the average daily net assets of that Fund. The amount of such reductions or limits, if any, are calculated monthly and are based on the cumulative difference between a Fund's estimated annualized expense ratio and the expense limit for that Fund. This amount shall be reduced by any prior payments related to the current fiscal year. GSAM has also voluntarily agreed not to impose all or a portion of its advisory fee and/or to reduce or otherwise limit the Fund's annual total operating expenses (excluding fees of Service Organizations ) to
 .18% of average daily net assets.

The Trust, on behalf of each Fund, is responsible for all expenses other than those expressly borne by GSAM under the Funds' Management Agreement. The expenses borne by Shares of each Fund include, without limitation, the fees payable to GSAM, the fees and expenses of the Portfolios' custodian, fees and expenses of the Portfolios' transfer agent, filing fees for the registration or qualification of Shares under federal or state securities laws, expenses of the organization of the Portfolios, taxes (including income and excise taxes, if any), interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against, the Portfolios for violation of any law, legal and auditing and tax fees and expenses (including the cost of legal and certain accounting services rendered by employees of Goldman Sachs with respect to the Trust), expenses of preparing and setting in type prospectuses, statements of additional information, proxy material, reports and notices, the printing and distribution of the same to Shareholders and regulatory authorities, its proportionate share of the compensation and expenses of its "non-interest-ed" Trustees, and extraordinary expenses incurred by the Portfolios.


For the fiscal years ended December 31, 1996, December 31, 1995 and December 31, 1994 the amount of the management fee incurred by each Fund was as follows:


                            Dec. 1996       Dec. 1995         Dec. 1994
                            ---------       ---------         ---------
Prime Obligations Fund                      1,692,924         695,689(4)
Money Market Fund(1)                          211,326          64,294
Treasury Obligations Fund                     565,477         225,733(4)
Government Fund(2)                            263,804          50,687(4)
Tax Free Money Market Fund(3)                  25,151               0


------------------------------------------

(1)   Commenced operations May 18, 1994.
(2)   Commenced operations April 6, 1993.
(3)   Commenced operations July 19, 1994.

(4) The Information presented for the period ended December 31, 1994 reflects eleven months of operations.


GSAM has agreed that it will not impose a portion of its fee referred to above, pursuant to applicable contracts. Had such fees been imposed, the following additional fees would have been incurred by these Funds for the periods indicated:


                            Dec. 1996     Dec. 1995        Dec. 1994
                            ---------    -----------      ----------
Prime Obligations Fund                    $3,173,924      $1,609,383
Treasury Obligations Fund                  1,747,326         554,447
Government Fund(2)                           493,804         128,944
Money Market Fund(1)                       1,059,477         482,154
Tax Free Money Market Fund(3)                270,151          53,176


------------------------------------------

(1)   Commenced operations April 6, 1993.
(2)   Commenced operations May 18, 1994.
(3)   Commenced operations July 19, 1994.


The Management Agreement entered into on behalf of the Funds was most recently approved by the Trustees, including the "non-interested" Trustees, on April 23, 1997. The Management Agreement will remain in effect until June 30, 1997 and will continue in effect thereafter only if such continuance is specifically approved at least annually by a majority of the Trustees or by a vote of a majority of the outstanding voting securities of the particular Fund (as defined in the Investment Company Act) and, in either case, by a majority of "non-interested" Trustees.

Goldman Sachs has authorized any of its directors, partners, officers and employees who has been elected or appointed as a Trustee or officer of the Trust to serve in the capacities in which he or she has been elected and appointed.

In addition, GSAM assumed certain expenses related to the operations of each Fund during various periods of 1996, 1995 and 1994 to the extent such expenses would have caused each Fund's total expenses to exceed, on an annualized basis, certain contractual or voluntary expense limitations. Had these expenses not been assumed, the following additional expenses would have been incurred:


                            12/31/96      12/31/95      1/31/94
                            --------      --------      -------
Prime Obligations Fund                    $382,318        $ -0-
Money Market Fund                          420,234          N/A
Treasury Obligations                       280,395          -0-
Government Fund(1)                         197,008         98,125
Tax Free Money Market Fund                  83,376          N/A
__________________________
(1)   Commenced operations April 6, 1993

Each Fund may use any name derived from the name "Goldman Sachs" only as long as its Management Agreement remains in effect. Each Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated with respect to any particular Fund without penalty by vote of a majority of the Trustees or a majority of the outstanding voting securities of that Fund or by either party upon sixty (60) days' written notice to GSAM or by GSAM without penalty at any time on 90 days' written notice to the Trust.

In managing the Tax-Free Money Market Fund, GSAM will draw upon the extensive research generated by Goldman Sachs' Municipal Credit Group. The Credit Group's research team continually reviews current information regarding the issuers of municipal and other tax-exempt securities, with particular focus on long-term creditworthiness, short-term liquidity, debt service costs, liability structures, and administrative and economic characteristics.

Under a previous Administration Agreement, GSAM administered each Fund's business affairs subjet to the supervision of the Trustees. GSAM received a separate account administration fee from the Fund with respect to such services.

      For the fiscal years ended December 31, 1994, December 31, 1995 and December 31, 1996, the amounts of account administration fees paid to GSAM by the Funds were as follows:


                            Dec. 1996           Dec. 1995        Dec. 1994(4)
                            ---------          -----------       ------------
Prime Obligations Fund                          $5,501,468        $2,789,597
Money Market Fund(1)                             3,024,701           835,827
Treasury Obligations Fund                        1,836,426           961,040
Government Fund(2)                                 855,927           193,154
Tax-Free Fund(3)                                   434,262            35,436

_______________

(1) Commenced operations May 18, 1994.
(2) Commenced operations April 6, 1993.
(3) Commenced operations July 19, 1994.
(4) The information presented for the period ended December 31, 1994 reflects eleven months of operations.

      Had fee reductions not been in effect, Government Fund would have paid account administration fees of $223,500 for the eleven months ended December 31,1994, and Tax-Free Fund would have paid account administration fees of $92,169 for the period from July 19, 1994 (commencement of operations) to December 31, 1994. The Money Market and Tax-Free Funds would have paid account administration fees of $3,028,701 and $468,262, respectively, for the period February 1, 1995 to January 31, 1996.

THE DISTRIBUTOR AND TRANSFER AGENT
----------------------------------

Goldman Sachs acts as principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust which was most recently approved by the Board of Trustees on April 23, 1997. Goldman Sachs also serves as the transfer agent of each Fund. Goldman Sachs provides customary transfer agency services to the Funds, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. Goldman Sachs currently imposes no fees under its transfer agency agreement.

Goldman Sachs is one of the largest international investment banking firms in the United States. Founded in 1869, Goldman Sachs is a major investment banking and brokerage firm providing a broad range of financing and investment services both in the United States and abroad. As of November ___, 1996, Goldman Sachs and its consolidated subsidiaries had assets of approximately $____ billion and partners' capital of $___ billion. Goldman Sachs became registered as an investment adviser in 1981. As of March ___, 1997, Goldman Sachs, together with its affiliates, acted as investment adviser, administrator or distributor for approximately $___ billion in total assets.


                          PORTFOLIO TRANSACTIONS

GSAM places the portfolio transactions of the Funds and of all other accounts managed by GSAM for execution with many firms. GSAM uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to each Fund and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, GSAM will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the general execution and operational capabilities of the firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any. Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such securities.

Goldman Sachs is active as an investor, dealer and/or underwriter in many types of municipal and money market instruments. Its activities in this regard could have some effect on the markets for those instruments which the Funds buy, hold or sell. An order has been granted by the SEC under the Investment Company Act which permits the Funds to deal with Goldman Sachs in transactions in certain taxable securities in which Goldman Sachs acts as principal. As a result, the Funds may trade with Goldman Sachs as principal subject to the terms and conditions of such exemption.

Under the Investment Company Act, the Funds are prohibited from purchasing any instrument of which Goldman Sachs is a principal underwriter during the existence of an underwriting or selling syndicate relating to such instrument, absent an exemptive order (the order referred to in the preceding paragraph will not apply to such purchases) or the adoption of and compliance with certain procedures under such Act. The Trust has adopted procedures which establish, among other things, certain limitations on the amount of debt securities that may be purchased in any single offering and on the amount of the Trust's assets that may be invested in any single offering. Accordingly, in view of Goldman Sachs' active role in the underwriting of debt securities, a Fund's ability to purchase debt securities in the primary market may from time to time be limited.

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of another fund of the Trust or one or more of the other clients of GSAM. Investment decisions for each Fund and for GSAM's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. Each Fund believes that over time its ability to participate in volume transactions will produce better executions for the Funds.

During the fiscal year ended December 31, 1996, the Trust acquired and sold securities of its regular broker-dealers: [insert names]

                              NET ASSET VALUE

The net asset value per share of each Fund (except for Government Fund and Treasury Obligations Fund) is determined by the Funds' custodian as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time) (in the case of the Government Fund and Treasury Obligations Fund, net asset value is determined at 5:00 p.m. New York time) on each Business Day. A Business Day means any day on which the New York Stock Exchange is open, except for days on which banks in Chicago, Boston or New York are closed on local holidays. Such holidays include: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

Each Fund's portfolio securities are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Trustees has determined to be in the best interests of each Fund and its shareholders. This method involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Trustees has established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio by the Trustees, at such intervals as it deems appropriate, to determine whether such Fund's net asset value calculated by using available market quotations (or an appropriate substitute which reflects market conditions) deviates from $1.00 per share based on amortized cost, as well as review of the methods used to calculate the deviation. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it will take such corrective action as it regards to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees has the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends. Each Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield on such Fund's shares.

In order to continue to use the amortized cost method of valuation each Fund's investments, including repurchase agreements, must be U.S. dollar-denominated instruments which the Trustees determines present minimal credit risks and which are at the time of acquisition rated by the requisite number of NRSROs in one of the two highest short-term rating categories or, in the case of any instrument that is not so rated, of comparable quality as determined by GSAM. Also, each Fund must maintain a dollar-weighted average portfolio maturity (not more than ninety (90) days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and may not purchase any instrument with a remaining maturity of more than thirteen (13) months. However, a Fund may also, consistent with the provisions of the above-mentioned rule, invest in securities with a stated maturity of more than thirteen (13) months, if (i) the security is a floating or variable rate security with certain demand and interest rate reset features and (ii) the security, except in the case of Tax-Free Fund and Municipal Fund, is a First Tier Security.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of credi-tors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of the Trust. Expenses are allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made. In addition, within each Fund, FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares (if any) will be subject to different expense structures (see "Organization and Capitalization").


                                REDEMPTIONS

The Trust may suspend the right of redemption of shares of a Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed for regular trading other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted, (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the shareholders of the Trust or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption of the Fund's shares.

The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from a Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the net asset value of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

A FST shareholder of any Fund with balances in excess of $100 million may elect to have a special account with State Street for the purpose of redeeming shares from its account in that Fund by check. When State Street receives a completed signature card and authorization form, the shareholder will be provided with a supply of checks. Checks drawn on this account may be payable to the order of any person in any amount of $500 or more, but cannot be certified. The payee of the check may cash or deposit it like any other check drawn on a bank. When such a check is presented to State Street for payment, a sufficient number of full and fractional shares will be redeemed to cover the amount of the check. Cancelled checks will be returned to the shareholder by State Street. The Trust and Goldman Sachs each reserves the right to waive the minimum requirement.

The check redemption privilege enables a shareholder to receive the dividends declared on the shares to be redeemed until such time as the check is processed. Because of this feature, the check redemption privilege may not be used for a complete liquidation of an account. If the amount of a check is greater than the value of shares held in the shareholder's account, the check will be returned unpaid, and the shareholder may be subject to extra charges.

Goldman Sachs reserves the right to impose conditions on, limit the availability of or terminate the check redemption privilege at any time with respect to a particular shareholder or Service Organization in general. The Trust and State Street reserve the right at any time to suspend the check redemption privilege and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interests of the Funds.


                      CALCULATION OF YIELD QUOTATIONS

Each Fund's yield quotations are calculated in accordance with a standard method prescribed by the rules of the SEC. Under this method, the yield quotation is based on a hypothetical account having a balance of exactly one share at the beginning of a seven-day period.

Yield, effective yield and tax equivalent yield are calculated separately for each class of a Fund's shares. Each class of Share is subject to different fees and expenses and, consequently, may have differing yields for the same period.

The yield quotation is computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period is determined by dividing the net change in value by the value of the account at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. Such yield quotation shall take into account all fees that are charged to a Fund.

Each Fund also may advertise a quotation of effective yield for a seven (7) calendar day period. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding one (1) to that return, raising the sum to the 365/7 power and subtracting one from the result, according to the following formula:

                Effective Yield=[(base period return + 1)] - 1.

Treasury Instruments, Federal Tax-Free and Municipal Funds may also advertise a tax-equivalent yield which is computed by dividing that portion of a Fund's yield (as computed above) which is tax-exempt by one minus a stated income tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

Unlike bank deposits or other investments which pay a fixed yield or return for a stated period of time, the return for a Fund will fluctuate from time to time and does not provide a basis for determining future returns. Return is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund. The return of each Fund may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate return.

      The yield, effective yield and tax-equivalent yield of each Fund, with respect to FST Shares, FST Administration Shares, FST Service Shares and FST Preferred Shares for the seven-day period ended December 31, 1996 were as follows:


                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A


Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The information set forth in the foregoing table reflects certain fee reductions and expense limitations voluntarily agreed to by the Adviser. See "The Adviser, Distributor and Transfer Agent."

In the absence of such fee reductions, the yield, effective yield and the tax-equivalent yield of each Fund for the same period would have been as follows:



                                                Effective   Tax-Equivalent
                                    Yield        Yield         Yield
                                    ------------------------------------
Prime Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Money Market Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Treasury Obligations Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Government Fund:
      FST Shares                    _____          _____          N/A
      FST Administration Shares     _____          _____          N/A
      FST Service Shares            _____          _____          N/A
      FST Preferred Shares          _____          _____          N/A

Tax-Free Fund:
      FST Shares                    _____          _____          _____
      FST Administration Shares     _____          _____          _____
      FST Service Shares            _____          _____          _____
      FST Preferred Shares          _____          _____          _____

The quotations of tax-equivalent yield set forth above for the seven-day period ended December 31, 1996 are based on a federal marginal tax rate of 39.6%.

From time to time any Fund may publish an indication of its past performance as measured by independent sources such as Lipper Analytical Services, Incorporated, Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Barron's, Business Week, Changing Times, Financial World, Forbes, Money, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

In addition, from time to time, advertisements or information may include a discussion of asset allocation models developed or recommended by GSAM and/or its affiliates, certain attributes or potential benefits to be derived from asset allocation strategies and the Goldman Sachs mutual funds that may form part of such an asset allocation strategy. Such advertisements and information may also include a discussion of GSAM's current economic outlook and domestic and international market views and recommend periodic tactical modifications to current asset allocation strategies. Such advertisements and information may also highlight or summarize the services that GSAM and/or its affiliates provide in support of an asset allocation program.


                              TAX INFORMATION

Each Fund has qualified and has elected or intends to qualify and elect to be treated as a separate regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

In order to qualify as a regulated investment company, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or certain other investments (the "90% test"); (b) derive less than 30% of its annual gross income from the sale or other disposition of stock, securities or certain other investments held less than three months; and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total (gross) assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer or two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses. For purposes of these requirements, participation interests will be treated as securities, and the issuer will be identified on the basis of the market risk and credit risk associated with any particular interest. Certain payments received with respect to such interests, such as commitment fees and certain facility fees, may not be treated as income qualifying under the 90% test.

Each Fund, as a regulated investment company, will not be subject to federal income tax on any of its net investment income and net realized capital gains that are distributed to shareholders with respect to any taxable year in accordance with the Code's timing requirements, provided that the Fund distributes at least 90% of its investment company taxable income (generally all of its net taxable income other than "net capital gain," which is the excess of net long-term capital gain over net short-term capital loss) for such year, and in the case of any Fund that earns tax-exempt interest, at least 90% of the excess of the tax-exempt interest it earns over certain disallowed deductions. A Fund will be subject to federal income tax at regular corporate rates on any investment company taxable income or net capital gain that it does not distribute for a taxable year. In order to avoid a nondeductible 4% federal excise tax, a Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its capital gains over its capital losses (generally computed on the basis of the one-year period ending on October 31 of such year), and all taxable ordinary income and the excess of capital gains over capital losses for the previous year that were not distributed in such year and on which the Fund paid no federal income tax.

Dividends paid by a Fund from taxable net investment income (including income attributable to accrued market discount and a portion of the discount on certain stripped tax-exempt obligations and their coupons) and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income in the hands of shareholders. Such distributions will not qualify for the corporate dividends-received deduction. Distributions paid by a Fund from the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders, and also will not qualify for the corporate dividends-received deduction. A Fund's net realized capital gains for a taxable year are computed by taking into account any capital loss carryforward of that Fund.

Distributions paid by Tax-Free Fund or Municipal Fund from tax-exempt interest received by it and properly designated as "exempt-interest dividends" will generally be exempt from regular federal income tax, provided that at least 50% of the value of the applicable Fund's total assets at the close of each quarter of its taxable year consists of tax-exempt obligations, i.e., obligations described in Section 103(a) of the Code (not including shares of other regulated investment companies that may pay exempt-interest dividends, because such shares are not treated as tax-exempt obligations for this purpose). Distributions paid by the other Funds from any tax-exempt interest they may receive will not be tax-exempt, because they will not satisfy the 50% requirement described in the preceding sentence. A portion of any tax-exempt distributions attributable to interest on certain "private activity bonds", if any, received by a Fund may constitute tax preference items and may give rise to, or increase liability under, the alternative minimum tax for particular shareholders. In addition tax-exempt distributions of a Fund may be considered in computing the "adjusted current earnings" preference item of its corporate shareholders in determining the corporate alternative minimum tax and the corporate environmental tax. To the extent that a Fund invests in certain short-term instruments, including repurchase agreements, the interest on which is not exempt from federal income tax, any distributions of income from such investments will be taxable to shareholders as ordinary income. All or substantially all of any interest on indebtedness incurred directly or indirectly to purchase or carry shares of Tax-Free Fund or Municipal Fund will generally not be deductible. The availability of tax-exempt obligations and the value of these Funds may be affected by restrictive tax legislation enacted in recent years.

In purchasing municipal obligations, Tax-Free Fund and Municipal Fund each relies on opinions of nationally-recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. Each Fund does not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct.

Distributions of net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.
Shareholders electing to receive distributions in the form of additional shares will have a cost basis in each share so received equal to the amount of cash they would have received had they elected to receive cash.

Money Market Fund and/or Plus Fund may be subject to foreign withholding or other foreign taxes with respect to its investments in certain securities of foreign entities. These taxes may be reduced under the terms of applicable U.S. income tax treaties in some cases, and the applicable Fund intends to satisfy any procedural requirements to qualify for benefits under these treaties. Although neither Fund anticipates that more than 50% of the value of its total assets at the close of a taxable year will be composed of securities of foreign corporations, if the 50% requirement were satisfied by either Fund, that Fund could make an election under Code Section 853 to permit its shareholders to claim a credit or deduction on their federal income tax returns for their pro rata portion of qualified taxes paid by the Fund in foreign countries. In the event such an election is made, shareholders will be required to include their pro rata share of such taxes in gross income and will be entitled to claim a foreign tax credit or deduction with respect to such taxes, subject to certain limitations under the Code. Shareholders who are precluded from taking such credits or deductions will nevertheless be taxed on their pro rata share of the foreign taxes included in their gross income, unless they are otherwise exempt from federal income tax.

Each Fund will be required to report to the Internal Revenue Service all taxable distributions, except in the case of certain exempt shareholders.
Under the backup withholding provisions of Code Section 3406, all such distributions may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number or with certain certifications required by the Internal Revenue Service or if the Internal

Revenue Service or a broker notifies a Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, any taxable distributions from Tax-Free Fund or Municipal Fund will not be subject to backup withholding if the Fund reasonably estimates that at least 95% of its distributions will be exempt interest dividends. Each Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct or that the investor is an exempt recipient. If the withholding provisions are applicable, any such distributions, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

All distributions (including exempt-interest dividends) whether received in shares or cash, must be reported by each shareholder on the shareholder's federal income tax return. The Funds will inform shareholders of the federal income tax status of their distributions after the end of each calendar year, including, in the case of the Tax-Free Fund and the Municipal Fund, the amounts that qualify as exempt-interest dividends and any portions of such amounts that constitute tax preference items under the federal alternative minimum tax. Shareholders who received exempt-interest dividends and have not held their shares of the applicable Fund for its entire taxable year may have designated as tax-exempt or as a tax preference item a percentage of their distributions which is not exactly equal to a proportionate share of the amount of tax-exempt interest or tax preference income earned during the period of their investment in such Fund. Each shareholder should consult his or her own tax advisor to determine the tax consequences of an investment in the Fund in the shareholder's own state and locality.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Assuming that each Fund qualifies as a regulated investment company for federal income tax purposes, each Fund, as a series of a Massachusetts business trust, will not be subject to any income, franchise or corporate excise tax in Massachusetts.

The foregoing discussion relates solely to U.S. federal income tax law as it applies to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Each shareholder who is not a U.S.

person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. nonresident alien withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on certain distributions from a Fund or to backup withholding on certain payments if a current IRS Form W-8 or acceptable substitute is not on file with the Funds.

The Funds may be subject to state or local taxes in jurisdictions in which the Funds may be deemed to be doing business. In addition, in those states or localities which have income tax laws, the treatment of the Trust and its shareholders under such laws may differ from their treatment under federal income tax laws, and investment in the Funds may have tax consequences for shareholders different from those of a direct investment in the Funds' securities. Shareholders should consult their own tax advisers concerning these matters. For example, in such states or localities it may be appropriate for shareholders to review with their tax advisers the state income and, if applicable, intangibles tax consequences of investments by the Funds in securities issued by the particular state or the U.S. Government or its various agencies or instrumentalities, because many states exempt from personal income tax distributions by regulated investment companies from interest on obligations of the particular state or on direct U.S. Government obligations and/or exempt from intangibles tax the value of the shares of such companies attributable to such obligations, subject to certain state-specific requirements and/or limitations.

This discussion of the tax treatment of the Funds and their shareholders is based on the tax laws in effect as of the date of this Statement of Additional Information, which are subject to change either prospectively or retroactively.


                      ORGANIZATION AND CAPITALIZATION

Goldman Sachs Money Market Trust was established as a Massachusetts business trust by a Declaration of Trust dated December 6, 1978, and reorganized, as part of Goldman Sachs Trust, as a Delaware business trust, by a Declaration of Trust dated January 28, 1997. Each of the Funds became a series of the Trust pursuant to a reorganization which occurred on April 30, 1997.

Each shareholder is deemed to have expressly assented and agreed to the terms of the Declaration of Trust and is deemed to be party thereto. The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest. The Board of Trustees has authority under the Declaration of Trust to create and classify shares of beneficial interest in separate series without further action by shareholders. The Declaration of Trust further authorizes the Board of Trustees to classify or reclassify any series or portfolio of shares into one or more classes.  The Board of Trustees has authorized the issuance of up to four
classes of shares of each of the Funds:   FST Shares, FST Service Shares, FST
Administration Shares and FST Preferred Shares.

Each FST Share, FST Administration Share, FST Service Share and FST Preferred Share of a Fund represents an equal proportionate interest in the assets belonging to such Fund. It is contemplated that most shares will be held in the accounts of which the record owner is a bank or other institution acting, directly or through an agent, as nominee for its customers who are the beneficial owners of the shares or another organization designated by such bank or institution. FST Shares may be purchased for accounts held in the name of an investor or institution that is not compensated by the Fund for services provided to the institution's investors. FST Administration Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including maintenance of account records and processing orders to purchase, redeem and exchange FST Administration Shares. FST Administration Shares of a Fund bear the cost of administration fees at the annual rate of up to .25 of 1% of the average daily net assets of such Shares. FST Preferred Shares may be purchased for accounts held in the name of an institution that provides certain account administration services to its customers, including acting directly or through an agent, as the sole shareholder of record, maintain account records of its customers and processing orders to purchase, redeem and exchange FST Preferred Shares. FST Preferred Shares of a Fund bear the cost of preferred administration fees at an annual rate of up to 0.10% of the average daily net assets of such shares. FST Service Shares may be purchased for accounts held in the name of an institution that provides certain account administration and shareholder liaison services to its customers, including maintenance of account records, processing orders to purchase, redeem and exchange FST Service Shares, responding to customer inquiries and assisting customers with investment procedures. FST Service Shares of a Fund bear the cost of service fees at the annual rate of up to .50 of 1% of the average daily net assets of such Shares.

It is possible that an institution or its affiliates may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares of a Fund. In the event a Fund is distributed by sales persons or any other persons, they may receive different compensation with respect to different classes of shares of a Fund. FST Administration Shares, FST Preferred Shares and FST Service Shares each have certain exclusive voting rights on matters relating to their respective plans. Shares of each class may be exchanged only for shares of the same class in another Fund. Except as described above, the four classes of shares are identical. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

Each FST Share, FST Service Share, FST Administration Share and FST Preferred Share of a Fund is entitled to one vote per share; however, separate votes will be taken by the Fund or class (or by more than one fund of the Trust or class voting as a single class if similarly affected) on matters affecting only the Fund or class (or those affected Funds or classes) or as otherwise required by law. Shares are freely transferable and have no preemptive, subscription or conversion rights. All shares issued and outstanding are fully paid and non-assessable. The Declaration of Trust provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. The Trust does not generally hold annual or other meetings of shareholders. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board of Trustees. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing or reelecting such Trustee or successor to such Trustee, and until the election and qualification of such successor, if any, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

As of April ____, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Prime Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Money Market Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Treasury Obligations Fund:
[update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Government Fund: [update]. As of April __, 1997, the entities noted below may have owned beneficially 5% or more of the outstanding shares of Tax-Free Fund: [update].

SHAREHOLDER AND TRUSTEE LIABILITY
---------------------------------

The Trust is an entity of the type commonly known as a "Delaware business trust", which is the form in which many mutual funds are organized.

Under Delaware law, the shareholders of the Delaware Trust are not generally subject to liability for the debts or obligations of the Delaware Trust. Similarly, Delaware law provides that a Fund will not be liable for the debts or obligations of any other series of the Delaware Trust. However, no similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that a Delaware business trust or a shareholder is subject to the jurisdiction of courts of such other states, the courts may not apply Delaware law and may thereby subject the Delaware business trust shareholders to liability. To guard against this risk, the Declaration of Trust of the Delaware Trust contains express disclaimer of shareholder liability for acts or obligations of a Fund. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust of the Delaware Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust of the Delaware Trust also provides that a Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy and judgment thereon. In view of the above, the risk of personal liability of shareholders is remote.

On any matter submitted to a vote of the Shareholders of the Trust, all Shares shall be voted in the aggregate not by individual Fund or Class, except (a) when required by the 1940 Act, Shares shall be voted by individual Fund or Class, and (b) when the Trustees have determined that the matter affects the interests of only one or more Fund or Class, then only the Shareholders of all such Fund or Classes shall be entitled to vote. As determined by the Trustees without the vote or consent of Shareholders, on any matter submitted to a vote of Shareholders, either (i) each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote or (ii) each dollar of Net Asset Value (number of Shares owned times Net Asset Value per share of such Fund or Class, as applicable) shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. There is no cumulative voting in the election of Trustees.

In connection with the establishment of one or more Funds or Classes, the Trustees establishing such Funds or Class may appoint, to the extent permitted by the Delaware Business Trust Act, separate Trustees with respect to such Funds or Classes (the "Series Trustees"). Series Trustees may, but are not required to, serve as Trustees of the Trust or any other Fund or Class of the Trust. To the extent provided by the Trustee in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustees of the Trust, all the powers and authorities of Trustees with respect to such Fund or Class, but may have no power or authority with respect to any other Fund or Class. Shareholders for a Fund or Class with respect to which Series Trustees have been appointed shall only be entitled to vote in the election of such Series Trustees.

Upon the vote of a majority of the Shares Outstanding and entitled to vote of the Trust or of each Fund to be affected, the

Trustees may (i) sell and convey all or substantially all of the assets of all Funds or any affected Fund or to another entity which is an open-end investment company as defined in the 1940 Act, or is a Fund thereof, for adequate consideration, which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent, of the Trust or any affected Fund, and which may include shares of or interests in such Fund, entity, or Fund thereof; or (ii) at any time sell and convert into money all or substantially all of the assets of all Funds or any affected Fund. The Trustees may take any of the actions specified above without obtaining the vote of a majority of the outstanding Shares of the Trust or any Fund if a majority of the Trustees determines, in their sole discretion, that the continuation of the Trust or Fund is not in the best interests of the Trust, such Fund, or their respective Shareholders. Also, the Trustees may, without shareholder approval unless such approval is required by applicable federal law, (i) cause the Trust to merge or consolidate with or into one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company under the 1940 Act, or a Fund thereof, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, or (iii) cause the Trust to incorporate under the laws of Delaware or any other U.S. jurisdiction. The Trustees may, without Shareholder approval, invest all or a portion of the assets of any Fund, or dispose of all or a portion of the assets of any Fund, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the Investment Company Act. The Trustees may, without Shareholder approval unless such approval is required by applicable law, cause a Fund that is organized in the master/feeder fund structure to withdraw or redeem into assets from the master fund and cause such Fund to invest its assets directly in securities and other financial instruments or in another master fund.

In addition to the requirements set forth in Section 3816 of the Delaware Business Trust Act, the Declaration of Trust provides that a Shareholder may bring a derivative action on behalf of the Trust only if the following conditions are met:

      (a) Shareholders eligible to bring such derivative action under the Delaware Business Trust Act who hold at least 10% of the Outstanding Shares of the Trust, or 10% of the Outstanding Shares of the Fund or Class to which such action relates, shall join in the request of the Trustees to commence such action; and

      (b) the Trustees may be afforded a reasonable amount of time to consider such shareholder request and to investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisors in considering the merits of the request and shall require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration of Trust of the Delaware Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against liability to which he or she would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.



                        CUSTODIAN AND SUBCUSTODIAN

State Street Bank and Trust Company ("State Street") has been retained to act as custodian of the Funds' assets and, in that capacity, maintains the accounting records and calculates the daily net asset value per share of each Fund. Its mailing address is P.O. Box 1713, Boston, MA 02105. State Street has appointed The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675 as subcustodian to hold cash and certain securities purchased by the Funds.


                          INDEPENDENT ACCOUNTANTS

________________, independent public accounts, One International Place, 100 Oliver Street, Boston, Massachusetts 02110, have been selected as auditors of the Trust. In addition to audit services, __________________ prepares each Fund's federal and state tax returns, and provides consultation and assistance on accounting, internal control and related matters.


                            FINANCIAL STATEMENTS

The Financial Statements of the Funds then in existence and conducting investment operations, including the Statements of Investments as of December 31, 1996 the Statements of Assets and Liabilities as of December 31, 1996, the related Statements of Operations for the period then ended, the Statements of Changes in Net Assets and the Financial Highlights for the periods presented, the Notes to the Financial Statements, and the Report of Independent Public Accountants, all of which are included in the December 31, 1996 Annual Report to the shareholders, are attached hereto and incorporated by reference into this Statement of Additional Information.

                         PREFERRED ADMINISTRATION PLAN

     The Trust, on behalf of the Funds, has adopted a preferred administration plan (the "Plan") with respect to the FST Preferred Shares which authorizes the Funds to compensate Service Organizations for providing certain account administration services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of the Fund, will enter into agreements with Service Organizations which purchase FST Preferred Shares on behalf of their customers ("Service Agreements"). Under such Service Agreements the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain account records for each customer who beneficially owns FST Preferred Shares,
(c) process customer orders to purchase, redeem and exchange FST Preferred Shares, and handle the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust, on behalf of the Funds, will pay each Service Organization a service fee in an amount up to .10% (on an annualized basis) of the average daily net assets of the FST Preferred Shares of the Fund attributable to or held in the name of such Service Organization.

     For the fiscal year ended December 31, 1996 with respect to each Fund, the amount of preferred administration fees paid by each Fund to Service Organizations was as follows:


                                          Dec. 1996
                                          ---------
Prime Obligations Fund
Money Market Fund
Treasury Obligations Fund
Government Fund
Tax Free Fund


     Conflict of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in FST Preferred Shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in FST Preferred Shares. In addition, under some state securities laws, banks and other financial institutions purchasing FST Preferred Shares on behalf of their customers may be required to register as dealers.

     The Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 23, 1997. The Plan and Service Agreements will remain in effect until April 30, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Board of Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the FST Preferred Shareholders of the Funds, and all material amendments of the Plan must also be approved by the Board of Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Board of Trustees as described above or by vote of a majority of the outstanding FST Preferred Shares of the Funds. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees as described above or by a vote of a majority of the outstanding FST Preferred Shares of the Funds on not more than sixty (60) days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. As long as the Plan is in effect, the selection and nomination of those Trustees who are not interested persons shall be committed to the discretion of the Trust's Nominating Committee, which consists of all of the non-interested members of the Board of Trustees. The Board of Trustees has determined that, in its judgment, there is a reasonable likelihood that the Plan will benefit the Funds and holders of FST Preferred Shares of the Funds. In the Board of Trustees' quar terly review of the Plan and Service Agreements, the Board will consider their continued appropriateness and the level of compensation provided therein.

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
         ---------------------------------

(a) Financial Statements

     Not Applicable.


(b) Exhibits

The following exhibits are incorporated herein by reference to Registrant's Registration Statement on form N-1A as initially filed (Reference A), to Pre-Effective Amendment No. 1 to such Registration Statement (Reference B), or to Post-Effective Amend ment No. 1 to such Registration Statement (Reference C), or to Post-Effective Amendment No. 2 to such Registration Statement (Reference D), or to Post-Effective Amendment No. 4 to such Registration Statement (Reference
F), or to Post-Effective Amend ment No. 12 to such Registration Statement (Reference M), or to Post-Effective Amendment No. 16 to such Registration Statement (Reference Q) or to Post-Effective Amendment No. 17 to such Registration Statement (Reference R), or to Post-Effective Amendment No. 19 to such Registration Statement (Reference T), or to Post-Effective Amendment No. 20 to such Registration Statement (Reference U), or to Post-Effective Amendment No. 21 to such Registration Statement (Reference V), or to Post-Effective Amendment No. 24 to such Registration Statement (Reference Y), or to Post-Effective Amendment No. 25 to such Registration Statement (Reference Z) or to Post-Effective Amendment No. 26 to such Registration Statement (Accession No. 0000950130-95-002856).

     1(a).  Amendment No. 2 to the Agreement and Declaration of Trust of the
               Registrant. (Reference B)

     1(b). Amendment to the Agreement and Declaration of Trust of the Registrant. (Reference G)

     1(c).  Amended and Restated Agreement and Declaration of Trust.  (Reference
               I).

     1(d). Amendment to the Amended and Restated Declaration of Trust of the Registrant dated August 19, 1992. (Reference K)

     1(e).  Amendment to Amended and Restated Agreement and Declaration of
               Trust. (Reference L)

     1(f).  Amendment to the Amended and Restated Agreement and Declaration of
               Trust (Reference S)

     2.     By-laws of the Registrant.  (Reference B)

     5(a).  Advisory Agreement between Registrant on behalf of GS Short-Term
               Government Agency Fund and Goldman, Sachs & Co.  (Reference P)

     5(b).  Advisory Agreement between Registrant on behalf of Goldman Sachs
               Global Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(c).  Subadvisory Agreement between Registrant on behalf of Goldman Sachs
               Global Income Fund and Goldman Sachs Asset Management International Limited. (Reference P)

     5(d).  Advisory Agreement between Registrant on behalf of GS Adjustable
               Rate Government Agency Fund and Goldman Sachs Asset Management. (Reference P)

     5(e).  Advisory Agreement between Registrant on behalf of GS Short Duration
               Tax-Free Fund and Goldman, Sachs & Co.  (Reference P)

     5(g).  Advisory Agreement between Registrant on behalf of Goldman Sachs
               Government Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(i).  Advisory Agreement between Registrant on behalf of Goldman Sachs
               Municipal Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(h).  Administration Agreement between the Registrant on behalf of Goldman
               Sachs Municipal Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(k).  Administration Agreement between Registrant on behalf of Goldman
               Sachs Global Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(m).  Administration Agreement between Registrant on behalf of Goldman
               Sachs Government Income Fund and Goldman Sachs Asset Management. (Reference P)

     5(n).  Advisory Agreement between Registrant on behalf of GS Core Fixed
               Income Fund and Goldman Sachs Asset Management.  (Reference T)

     6(a).  Distribution Agreement between Registrant and Goldman, Sachs & Co.
               (Reference P)

     8(a).  Custodian Agreement between Registrant and State Street Bank and
               Trust Company.   (Reference P)

     8(b).  Form of Wiring Agreement among State Street Bank and Trust Company,
               Goldman, Sachs & Co. and The Northern Trust Company. (Reference
               B)

     8(c). Fee schedule relating to the Custodian Agreement between Registrant and State Street Bank and Trust Company. (Reference C)

     8(d). Form of Letter Agreement between Registrant and State Street Bank and Trust pertaining to the latter's designation of Security Pacific National Bank as its sub-custodian and certain other mat ters. (Reference C)

     8(g).  Form of Amendment dated August, 1989 to the Wiring Agreement among
               State Street Bank and Trust Compa ny, Goldman, Sachs & Co. and The Northern Trust Company relating to the indemnification of The Northern Trust Company. (Reference D)

     10.       Opinion of Counsel (filed with 24f-2)

     13.       Subscription Agreement with Goldman, Sachs & Co. (Reference B)

     15(a).  Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs
               Municipal Income Fund. (Reference P)

     15(c).  Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs
               Government Income Fund (Reference O)

     15(d).  Distribution Plan pursuant to Rule 12b-1 for Goldman Sachs Global
               Income Fund. (Reference O)

     15(f).  Distribution Plan Pursuant to Rule 12b-1 for GS Adjustable Rate
               Government Agency Fund-Class A Shares.  (Reference Y)

     15(h).  Administration Plan and Service Plan of the Trust.  (Reference X)

     17(a).  Transfer Agency Agreement between Registrant and Goldman, Sachs &
               Co.  (Reference P)

     17(b). Fee schedule relating to the Transfer Agency Agreement between Registrant and Goldman, Sachs & Co. (Reference B)

     17(c).  Power of Attorney of Ms. Beck. (Reference N)

     17(d). Powers of Attorney of Messrs. Armellino, Bakhru, Mayo, Nagel, Shuch, Smart, Springer, Strubel, Gilman, Hopkins, Mosior, Richman, Mmes. Mucker and Taylor. (Reference O)

     17(e).  Power of Attorney Messr. Ford. (Reference W)

     18. Form of Plan entered into by Registrant pursuant to Rule 18f-3 (Reference Z).

The following exhibits relating to Goldman Sachs Trust (the Delaware business trust)are filed herewith electronically pursu ant to EDGAR rules:

     1.        Agreement and Declaration of Trust.

     2.        By-Laws

     5.        Form of Management Agreement

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          -------------------------------------------------------------

Not Applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
          -------------------------------

                                                    Number of
Title of Class                                    Record Holders
--------------                                    --------------

GS Short Duration Government Fund
   Institutional Shares                                      340
   Administration Shares                                      21
   Service Shares                                              1
   Class A                                                     0
   Class B                                                     0
GS Adjustable Rate Government Fund
   Institutional Shares                                      466
   Administration Shares                                      17
   Service Shares                                              0
   Class A Shares                                            365
GS Short Duration Tax-Free Fund
   Institutional Shares                                      147
   Administration Shares                                       3
   Service Shares                                              0
   Class A                                                     0
   Class B                                                     0
GS Core Fixed Income Fund
   Institutional Shares                                      144
   Administration Shares                                      19
   Service Shares                                              1
   Class A                                                     0
   Class B                                                     0
Goldman Sachs Global Income Fund
   Institutional Shares                                       34
   Service Shares                                              4
   Class A Shares                                          2,493
   Class B Shares                                             42
Goldman Sachs Government Income Fund
   Class A Shares                                            728
   Class B Shares                                             35
Goldman Sachs Municipal Income Fund
   Class A Shares                                          1,533
   Class B Shares                                             19
Treasury Obligations Portfolio
   ILA Units                                                 731
   ILA Administration Units                                   61
   ILA Service Units                                           6
Treasury Instruments Portfolio
   ILA Units                                                 565
   ILA Administration Units                                   50


   ILA Service Units                                          14
Federal Portfolio
   ILA Units                                                2288
   ILA Administration Units                                  640
   ILA Service Units                                         182
Government Portfolio
   ILA Units                                                1294
   ILA Administration Units                                   59
   ILA Service Units                                          10
Prime Obligations Portfolio
   ILA Units                                                 876
   ILA Administration Units                                   60
   ILA Service Units                                          17
   ILA Class B Units                                         393
Money Market Portfolio
   ILA Units                                                1343
   ILA Administration Units                                  793
   ILA Service Units                                           6
Tax-Exempt Diversified Portfolio
   ILA Units                                                2032
   ILA Administration Units                                   25
   ILA Service Units                                          21
Tax-Exempt California Portfolio
   ILA Units                                                 817
   ILA Administration Units                                    2
   ILA Service Units                                           0
Tax-Exempt New York Portfolio
   ILA Units                                                 201
   ILA Administration Units                                   51
   ILA Service Units                                           0
Financial Square Treasury Obligations Fund
   FST Shares                                                276
   FST Administration Shares                                  82
   FST Service Shares                                        584
   FST Preferred Shares                                       21
Financial Square Prime Obligations Fund
   FST Shares                                                434
   FST Administration Shares                                 108
   FST Service Shares                                        377
   FST Preferred Shares                                        5
Financial Square Government Fund
   FST Shares                                                198
   FST Administration Shares                                 143
   FST Service Shares                                         66
   FST Preferred Shares                                        4
Financial Square Money Market Fund
   FST Shares                                                443
   FST Administration Shares                                 143
   FST Service Shares                                        107
   FST Preferred Shares                                        9
Financial Square Tax-Free Money Market Fund
   FST Shares                                                188

   FST Administration Shares                                  39
   FST Service Shares                                         68
   FST Preferred Shares                                        1
Financial Square Municipal Money Market Fund
   FST Shares                                                  0
   FST Administration Shares                                   0
   FST Service Shares                                          0
   FST Preferred Shares                                        0
Financial Square Money Market Plus Fund
   FST Shares                                                  0
   FST Administration Shares                                   0
   FST Service Shares                                          0
   FST Preferred Shares                                        0
Financial Square Treasury Instruments Fund
   FST Shares                                                  0
   FST Administration Shares                                   0
   FST Service Shares                                          0
   FST Preferred Shares                                        0
Financial Square Federal Fund
   FST Shares                                                  0
   FST Administration Shares                                   0
   FST Service Shares                                          0
   FST Preferred Shares                                        0
Goldman Sachs Capital Growth Fund Shares
   Class A                                                30,379
   Class B                                                   274
Goldman Sachs CORE U.S. Equity Fund Shares
   Class A                                                10,529
   Class B                                                   891
   Institutional Class                                        22
Goldman Sachs Small Cap Equity Fund Shares
   Class A                                                16,348
   Class B                                                   353
Goldman Sachs International Equity Fund Shares
   Class A                                                21,790
   Class B                                                 1,653
   Institutional Class                                        35
   Service Class                                               4
Goldman Sachs Growth and Income Fund Shares
   Class A                                                30,593
   Class B                                                 1,035
   Institutional Class                                         7
   Service Class                                               5
Goldman Sachs Asia Growth Fund Shares
   Class A                                                11,500
   Class B                                                   346
   Institutional Class                                        18
   Service Class                                               4
Goldman Sachs Balanced Fund Shares
   Class A                                                 3,323
   Class B                                                   139
Goldman Sachs Mid-Cap Equity Fund

   Institutional Shares                                       17
   Service Shares                                              4
Goldman Sachs CORE Large Cap Growth Fund
   Class A                                                     0
   Class B                                                     0
   Institutional                                               0
   Service                                                     0
Goldman Sachs Growth Fund
   Class A                                                     0
   Class B                                                     0
   Institutional                                               0
   Service                                                     0
Goldman Sachs Emerging Markets Equity Fund
   Class A                                                     0
   Class B                                                     0
   Institutional                                               0
   Service                                                     0

(Information supplied as of January 31, 1997)

ITEM 27. INDEMNIFICATION
         ---------------

Article VI of the Registrant's Amended and Restated Agreement and Declaration of Trust provides for indemnification of the Registrant's trustees and officers under certain circumstances. A copy of each Amended and Restated Agreement and Declaration of Trust is filed as Exhibit 1(f) in Post Effective Amendment No. 7 (Reference I).

Paragraph 7 of the Advisory Agreement dated March 28, 1988 between the Registrant on behalf of GS Short-Term Government Agency Fund and Goldman, Sachs & Co., paragraph 7 of the Advisory Agreement dated as of July 15, 1991 between the Registrant on behalf of Goldman Sachs Global Income Fund and Goldman Sachs Asset Management, paragraph 7 of the Advisory Agreement dated as of July 15, 1991 between GS Adjustable Rate Government Agency Fund and Goldman Sachs Asset Management, and paragraph 7 of the Advisory Agreement dated September 25, 1992 between the Regis trant on behalf of GS Short Duration Tax-Free Fund and Goldman Sachs & Co., paragraph 7 of the Advisory Agreement dated Novem ber 23, 1993 between the Registrant on behalf of GS Government Agency Portfolio and Goldman, Sachs & Co., paragraph 7 of the Advisory Agreement dated February 1, 1993 between the Registrant on behalf of each of GS Adjustable Rate Mortgage Fund and Goldman Sachs Government Income Fund and Goldman Sachs Asset Management, and paragraph 7 of the Advisory Agreement dated July 16, 1993 be tween the Registrant on behalf of Goldman Sachs Municipal Income Fund and Goldman Sachs Asset Management and paragraph 7 of the Advisory Agreement between the Registrant on behalf of GS Core Fixed Income Fund and Goldman Sachs Asset Management and para graph 7 of the Advisory Agreement dated October 27, 1993 between the registrant on behalf of each of Goldman Sachs California

Municipal Income Fund and Goldman Sachs New York Municipal Income Fund and Goldman Sachs Asset Management, provide for indemnifi cation of Goldman, Sachs & Co., Goldman Sachs Asset Management or, in lieu thereof, contribution by the Registrant under certain circumstances. Copies of such Agreements were filed as Exhibits 5(a), (b), (d), (e), (f), (g), (h), (i), (n), (o), and (p),
respectively, to Registrant's Registration Statement.

Article III of the Declaration of Trust of Goldman Sachs Trust, the Delaware business trust, provides for indemnification of the Trustees, offices and agents of the Trust, subject to certain limitations. The Declaration of Trust is filed as Exhibit 1(a).

The Management Agreement with each of the Funds (other than the ILA Portfolios) provides that the applicable Investment Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from wilful misfeasance, bad faith or gross negligence on the party of the Investment Adviser or from reckless disregard by the Invest ment Adviser of its obligations or duties under the Management Agreement. Section 7 of the Advisory Agreement with respect to the ILA Portfolios provides that the ILA Portfolios will indemni fy the Adviser against certain liabilities; provided, however, that such indemnification does not apply to any loss by reason of its wilful misfeasance, bad faith or gross negligence or the Adviser's reckless disregard of its obligation under the Advisory Agreement. The Management Agreements are filed as Exhibits 5(a), 5(b)and 5(c).

Section XI of the Distribution Agreement and Section 7 of the Transfer Agency Agreement between the Registrant and Goldman, Sachs & Co. dated July 15, 1991 each provides that the Registrant will indemnify Goldman, Sachs & Co. against certain liabilities. A copy of such Agreements were filed as Exhibits 6(a) and 17(a), respectively, to the Registrant's Registration Statement.

Mutual fund and Trustees and officers liability policies pur chased jointly by the Registrant, Goldman Sachs Money Market Trust, Goldman Sachs Equity Portfolios, Inc., Trust for Credit Unions, The Benchmark Funds and The Commerce Funds and Goldman, Sachs & Co. insure such persons and their respective trustees, partners, officers and employees, subject to the policies' cover age limits and exclusions and varying deductibles, against loss resulting from claims by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          ----------------------------------------------------

The business and other connections of the officers and Managing Directors of Goldman, Sachs & Co., Goldman Sachs Funds Manage ment, L.P., and Goldman Sachs Asset Management International are listed on their respective Forms ADV as currently filed with the

Commission (File Nos. 801-16048, 801-37591 and 801-38157, respec tively) the text of which are hereby incorporated by reference.

ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

(a). Goldman, Sachs & Co. or an affiliate or a division thereof currently serves as investment adviser and distributor of the units of Goldman Money Market Trust, Trust for Credit Unions and for shares of Goldman Sachs Trust and Goldman Sachs Equity Portfolios, Inc. Goldman, Sachs & Co., or a division thereof currently serves as administrator and distributor of the units or shares of The Benchmark Funds and The Commerce Funds.

(b). Set forth below is certain information pertaining to the Managing Directors of Goldman, Sachs & Co., the Registrant's principal underwriter. None of the members of the executive committee holds a position or office with the Registrant.

                        GOLDMAN SACHS MANAGING DIRECTORS

     Name and Principal
     Business Address                    Position
     ----------------                    --------
     Jon S. Corzine (1)                  Chief Executive Officer
     Robert J. Hurst (1)                 Managing Director
     Henry M. Paulson, Jr. (1)           Chief Operating Officer
     John A. Thain (1)(3)                Chief Financial Officer
     John L. Thornton (3)                Managing Director
     Roy J. Zuckerberg (2)               Managing Director

     _______________________

(1)  85 Broad Street, New York, NY 10004
(2)  One New York Plaza, New York, NY 10004
(3)  Peterborough Court, 133 Fleet Street, London EC4A 2BB, England

 (c) Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
          --------------------------------

The Amended and Restated Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Goldman Sachs Asset Management, One New York Plaza, New York, New York 10004. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rule promulgated there under are in the physical possession of State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105 except for certain transfer agency records which are maintained by Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

ITEM 31. MANAGEMENT SERVICES
         -------------------

The Custodian Agreement between State Street Bank and Trust Company and Registrant provides for State Street Bank and Trust Company to act as custodian and to maintain certain accounting records for Registrant. Remuneration is based on a minimum fixed dollar charge per annum and the Funds' average daily net assets (such remuneration being subject to adjustment on the basis of the amount of the Funds' uninvested cash) and on the number of portfolio transactions. Such Agreement together with the related letter and other agreements and amendments pertaining thereto, referred to under Item 24(b) are hereby incorporated by refer ence.

ITEM 32.  UNDERTAKINGS
          ------------

(a) The Funds Annual Reports contain performance information and are available to any recipient of the Prospectuses upon request and without charge by writing to Goldman, Sachs & Co., 4900 Sears Tower, Chicago, Illinois 60606.

(b) With respect to Goldman Sachs CORE Large Cap Growth Fund, Goldman Sachs Growth Fund, Goldman Sachs Emerging Markets Equity Fund, Financial Square Treasury Instruments Fund and Financial Square Federal Fund, the Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of the Post-Effective Amendment to the Registrant's Registration Statement relating to shares of such Fund.

                                   SIGNATURES
                                   ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereun to duly authorized, in the City and State of New York on the 12th day of February, 1997.


                         GOLDMAN SACHS TRUST


                         By:  /s/ Michael J. Richman
                            -------------------------
                              Michael J. Richman
                              Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


NAME                              TITLE                DATE
----                              -----                ----

*Douglas C. Grip          President and Trustee  February 12, 1997
------------------------
 Douglas C. Grip

*Scott M. Gilman          Principal Accounting   February 12, 1997
------------------------
 Scott M. Gilman          Officer And Principal
                          Financial Officer

*David B. Ford            Trustee                February 12, 1997
------------------------
 David B. Ford

*Ashok N. Bakhru          Trustee                February 12, 1997
------------------------
 Ashok N. Bakhru

*Alan A. Shuch            Trustee                February 12, 1997
------------------------
 Alan A. Shuch

*Jackson W. Smart         Trustee                February 12, 1997
------------------------
 Jackson W. Smart, Jr.

*William H. Springer      Trustee                February 12, 1997
------------------------
 William H. Springer

 Richard P. Strubel       Trustee                February 12, 1997
---------------------
 Richard P. Strubel




*By: /s/ Michael J. Richman                      February 12, 1997
     ----------------------
     Michael J. Richman,
     Attorney-In-Fact

* Pursuant to a power of attorney previously filed.

                               INDEX TO EXHIBITS
                               -----------------

Exhibit
-------

1.   Agreement and Declaration of Trust.

2.   By-Laws

5.        Form of Management Agreement



                                       16